UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-07-262155) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR.

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Real Return Strategy, Equity-Related Funds & Asset Allocation

Share Class

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		19
Financial Highlights		104
Statements of Assets and Liabilities		108
Consolidated Statement of Assets and Liabilities		110
Statements of Operations		111
Consolidated Statement of Operations		113
Statements of Changes in Net Assets		114
Consolidated Statements of Changes in Net Assets		117
Statement of Cash Flows		118
Notes to Financial Statements		119
Privacy Policy		134
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreement		135

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	21
All Asset All Authority Fund	7	22
Fundamental IndexPLUS™ Fund	8	23
Fundamental IndexPLUS™ TR Fund	9	31
International StocksPLUS® TR Strategy Fund (Unhedged)	10	38
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	43
Real Return Fund	12	51
RealEstateRealReturn Strategy Fund	13	61
Small Cap StocksPLUS® TR Fund	14	67
StocksPLUS® Fund	15	72
StocksPLUS® Total Return Fund	16	79
StocksPLUS® TR Short Strategy Fund	17	86
CommodityRealReturn Strategy Fund®	18	92

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Global equities generally gained during the period, with the S&P 500 Index returning 8.44% and the European Blue Chip 50 Index (USD Hedged) returning 7.95%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 6.11% for the period, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75%.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the S&P 500 Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and class D shares were first offered in (month/year) StocksPLUS® Fund (4/98), CommodityRealReturn Strategy Fund® (11/02), All Asset Fund (4/03), StocksPLUS® Total Return Fund (7/03), Real Return Fund (4/98), All Asset All Authority Fund (7/05), Small Cap StocksPLUS® TR Fund (7/06), StocksPLUS® TR Short Strategy Fund (7/06), and Fundamental IndexPLUS™ Fund (12/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available upon request, without charge, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO All Asset Fund
	Class D:	PASDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

•	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

•

An allocation to commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, added to performance. However, decreasing the allocation over the period was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	Exposure to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, though negligible exposure added to asset allocation decisions.

•	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

•	Some exposure to equity strategies benefited performance due to strong returns domestically and internationally; however, low equity exposure in the Fund detracted from allocation decisions.

•	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	4.29%	8.60%	9.86%	10.66%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.47%	5.32%	4.87%	5.69%
Consumer Price Index + 500 Basis Points	4.09%	8.00%	8.12%	8.12%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	14.18%	12.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.455%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	22.2%
Emerging Local Bond Fund	14.4%
Developing Local Markets Fund	14.4%
Real Return Asset Fund	10.9%
Other	38.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,042.87	$1,021.00
Expenses Paid During Period†	$4.09	$4.04

† Expenses are equal to the net annualized expense ratio of 0.795% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in Underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund
	Class D:	PAUDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

•	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

•

Decreasing the allocation exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

•	Short exposure to equity strategies up until the final month of the period detracted from performance and allocation decisions due to strong returns domestically and internationally.

•	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	4.37%	8.70%	7.96%
S&P 500 Index	8.44%	16.44%	12.04%
Consumer Price Index + 650 Basis Points	4.86%	9.62%	9.99%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	11.49%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 3.24%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	15.5%
StocksPLUS® TR Short Strategy Fund	13.3%
Emerging Local Bond Fund	12.8%
Developing Local Markets Fund	11.6%
Real Return Asset Fund	7.8%
Other	39.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,043.74	$1,010.45
Expenses Paid During Period†	$14.87	$14.63

† Expenses are equal to the net annualized expense ratio of 2.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.69% of the total assets invested in Underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO Fundamental IndexPLUS™ Fund
	Class D:	PFPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index, consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments.

•

The FTSE RAFI™ 1000 Index posted a total return of 5.96% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund through the Fund’s exposure to swaps on the Enhanced RAFI™ 1000.

•	Duration exposure in the U.S., particularly in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Class D	6.19%	15.44%	13.46%
FTSE RAFI™ 1000 Index	5.96%	15.68%	14.44%
S&P 500 Index	8.44%	16.44%	13.76%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	7.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	29.8%
Short-Term Instruments	27.4%
Asset-Backed Securities	20.5%
Mortgage-Backed Securities	14.3%
U.S. Government Agencies	6.7%
Other	1.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,061.88	$1,019.75
Expenses Paid During Period†	$5.41	$5.30

† Expenses are equal to the net annualized expense ratio of 1.10% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Fundamental IndexPLUS™ TR Fund
	Class D:	PIXDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•

The FTSE RAFI™ 1000 Index posted a total return of 5.96% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through the Fund’s exposure to swaps on the Enhanced RAFI™ 1000.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	6.30%	15.41%	12.79%
FTSE RAFI™ 1000 Index	5.96%	15.68%	14.44%
S&P 500 Index	8.44%	16.44%	13.76%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	7.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.1%
Asset-Backed Securities	10.4%
U.S. Treasury Obligations	6.1%
Mortgage-Backed Securities	5.3%
Other	3.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,063.00	$1,018.60
Expenses Paid During Period†	$6.60	$6.46

† Expenses are equal to the net annualized expense ratio of 1.28% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Class D:	PPUDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Index (USD Unhedged) posted a total return of 8.72% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes and a weak U.S. dollar, which enhanced total return performance of the Fund.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Cumulative Total Return for the period ended September 30, 2007

	6 Months	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	7.94%	14.74%
MSCI EAFE Net Dividend Index (USD Unhedged)	8.72%	16.70%
Lipper International Multi-Cap Core Fund Average	10.15%	17.62%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.04%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	43.5%
Corporate Bonds & Notes	23.5%
Asset-Backed Securities	14.8%
U.S. Treasury Obligations	8.2%
Short-Term Instruments	4.4%
Other	5.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,079.36	$1,019.25
Expenses Paid During Period†	$5.98	$5.81

† Expenses are equal to the net annualized expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $5.73 for Class D Shares based upon the Fund’s actual performance $5.57 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Class D:	PIPDX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmark index consistent with prudent investment management, by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•

The MSCI EAFE Net Dividend Hedged USD Index posted a total return of 4.25% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was a primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	3.60%	15.64%	17.78%
MSCI EAFE Net Dividend Hedged USD Index	4.25%	16.53%	18.56%
Lipper International Multi-Cap Core Fund Average	10.15%	26.00%	20.77%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	55.3%
Short-Term Instruments	14.8%
Corporate Bonds & Notes	11.5%
Asset-Backed Securities	6.6%
Mortgage-Backed Securities	6.2%
Other	5.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,036.03	$1,018.60
Expenses Paid During Period†	$6.52	$6.46

† Expenses are equal to the net annualized expense ratio of 1.28% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.26 for Class D Shares based upon the Fund’s actual performance $6.21 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

PIMCO Real Return Fund
	Class D:	PRRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	A modest allocation to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

•	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class D	3.17%	3.95%	4.99%	7.26%	7.03%
Lehman Brothers U.S. TIPS Index	3.75%	4.97%	5.36%	7.06%	6.73%
Lipper Treasury Inflation Protected Securities Fund Average	3.04%	3.97%	4.53%	6.17%	6.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	56.2%
U.S. Government Agencies	31.9%
Corporate Bonds & Notes	4.3%
Foreign Currency- Denominated Issues	3.3%
Short-Term Instruments	1.7%
Other	2.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,031.68	$1,020.45
Expenses Paid During Period†	$4.62	$4.60

† Expenses are equal to the net annualized expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund
	Class D:	PETDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Returns for Real Estate Investment Trusts (“REITs”) generally declined over the period, which detracted from total return performance, through derivative exposure to the Fund’s benchmark index.

•

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance as TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

•

Overweighting TIPS versus nominal bonds in the second half of the period added to performance, while overweight U.S. duration via an emphasis on U.S. nominal bonds versus TIPS in the first half of the period detracted from performance, as TIPS outperformed nominal bonds over the full period and 10-year U.S. Treasury yields rose in the first half of the period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Class D	-7.05%	2.32%	21.52%
Dow Jones Wilshire Real Estate Investment Trust Index	-8.33%	3.52%	21.07%
Lipper Real Estate Fund Average	-6.55%	6.40%	19.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	64.7%
U.S. Government Agencies	24.6%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	3.2%
Short-Term Instruments	2.0%
Other	2.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$929.45	$1,019.05
Expenses Paid During Period†	$5.74	$6.01

† Expenses are equal to the net annualized expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	13

PIMCO Small Cap StocksPLUS® TR Fund
	Class D:	PCKDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•

The Russell 2000® Index posted a total return of 1.19% for the six-month period ended on September 30, 2007, amid an environment of generally upward movement in stock market indexes, which affected the Fund’s performance through derivative exposure to the Fund’s benchmark index.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	1.33%	12.78%	5.49%
Russell 2000® Index	1.19%	12.34%	4.72%
Lipper Specialty Diversified Equity Funds Average	6.35%	13.25%	7.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.09%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	46.1%
Corporate Bonds & Notes	22.8%
Asset-Backed Securities	13.6%
Short-Term Instruments	12.0%
Mortgage-Backed Securities	2.8%
Other	2.7%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,013.33	$1,018.40
Expenses Paid During Period†	$6.64	$6.66

† The actual expenses are equal to the annualized expense ratio of 1.32% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.39 for Class D Shares based upon the Fund’s actual performance $6.41 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class D:	PSPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	Duration exposure in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed LIBOR over the six-month period.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class D	8.65%	16.18%	14.82%	6.17%	11.00%
S&P 500 Index	8.44%	16.44%	15.45%	6.57%	11.06%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	5.55%	9.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	35.4%
Short-Term Instruments	25.5%
U.S. Government Agencies	15.0%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	6.9%
Other	5.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,086.47	$1,020.25
Expenses Paid During Period†	$4.96	$4.80

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.69 for Class D Shares based upon the Fund’s actual performance $4.55 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	15

PIMCO StocksPLUS® Total Return Fund
	Class D:	PSTDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	· Duration exposure in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Class D	7.66%	15.03%	15.88%	11.58%
S&P 500 Index	8.44%	16.44%	15.45%	10.59%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	9.30%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.04%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	51.0%
Corporate Bonds & Notes	14.1%
Short-Term Instruments	12.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	5.1%
Other	1.7%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,076.57	$1,018.45
Expenses Paid During Period†	$6.80	$6.61

† Expenses are equal to the net annualized expense ratio of 1.31% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $6.54 for Class D Shares based upon the Fund’s actual performance $6.36 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Class D:	PSSDX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•

The inverse of the S&P 500 Index posted a total return of -8.34% for the six-month period ended September 30, 2007. The inverse of the S&P 500 Index declined amid an environment of generally upward movement in stock market indexes.

•	Duration exposure and yield curve positioning in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (5 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Class D	-3.48%	-6.07%	-1.93%
Inverse of S&P 500	-8.34%	-14.84%	-12.13%
Lipper Dedicated Short Bias Fund Average	-7.66%	-13.83%	-12.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.09%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	42.3%
Corporate Bonds & Notes	30.2%
Short-Term Instruments	12.1%
Mortgage-Backed Securities	5.4%
U.S. Treasury Obligations	3.9%
Other	6.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$965.23	$1,017.55
Expenses Paid During Period†	$7.32	$7.52

† The actual expenses are equal to the net annualized expense ratio of 1.49% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $7.07 for Class D Shares based upon the Fund’s actual performance $7.26 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	17

PIMCO CommodityRealReturn Strategy Fund®
	Class D:	PCRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•

Commodities gained 6.11% during the period as measured by the Fund’s benchmark index, the Dow Jones-AIG Commodity Total Return Index. The grains and petroleum sectors contributed to performance, while the livestock and industrial metals sectors weighed on gains.

•

The portfolio’s construction, which uses Treasury Inflation-Protected Securities (“TIPS”) as collateral, was positive for performance during the period as TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

•

Overweighting U.S. TIPS versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance, as U.S. TIPS outperformed nominal bonds over the full period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	Modest allocations to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Class D	6.94%	15.45%	15.52%	18.32%
Dow Jones-AIG Commodity Total Return Index	6.11%	16.97%	14.13%	14.93%
Lipper Specialty Diversified Equity Fund Average	6.35%	13.25%	3.63%	4.85%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	53.1%
U.S. Government Agencies	16.5%
Commodity Index-Linked Notes	14.5%
Corporate Bonds & Notes	5.4%
Short-Term Instruments	3.9%
Other	6.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,069.39	$1,018.75
Expenses Paid During Period†	$6.47	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.25% reflects net annualized expenses after application of an expense waiver of 0.03%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the PIMCO RealEstateRealReturn Strategy Fund began tracking its performance against a float-adjusted version of the Index as the full-market cap version of the Index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	19

Benchmark Descriptions (Cont.)

Index	Description

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Hedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

20	PIMCO Funds

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.0%
CommodityRealReturn Strategy Fund®	39,824,402	$606,526
Convertible Fund	18,500,533	267,148
Developing Local Markets Fund	167,679,467	1,908,192
Diversified Income Fund	55,422,938	603,556
Emerging Local Bond Fund	180,815,665	1,911,221
Emerging Markets Bond Fund	16,015,294	176,488
Floating Income Fund	287,344,952	2,951,033
Foreign Bond Fund (Unhedged)	3,864,894	40,620
Fundamental IndexPLUSTM Fund	35,758,593	413,012
Fundamental IndexPLUSTM TR Fund	33,769,827	374,170
GNMA Fund	8,219,959	90,830
High Yield Fund	51,604,362	500,046
Income Fund	6,941,210	69,065

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (Unhedged)	5,349,765	$57,884
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	41,526,371	517,419
Long-Term U.S. Government Fund	23,948,470	253,375
Low Duration Fund	4,184,453	42,012
Mortgage-Backed Securities Fund	16,036,418	171,269
Real Return Asset Fund	128,119,085	1,443,902
Real Return Fund	55,464,616	604,010
RealEstateRealReturn Strategy Fund	5,342,996	35,638
Short-Term Fund	2,303,558	22,874
Small Cap StocksPLUS® TR Strategy Fund	571,597	6,116
StocksPLUS® Fund	2,586,704	30,394
StocksPLUS® Total Return Fund	11,473,854	144,685
Total Return Fund	2,548,230	26,731

Total PIMCO Funds (Cost $12,788,894)		13,268,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$10,245	$10,245

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $10,454. Repurchase proceeds are $10,249.)
Total Short-Term Instruments (Cost $10,245)		10,245

Total Investments 100.1% (Cost $12,799,139)		$13,278,461

Other Assets and Liabilities (Net) (0.1%)		(9,273)

Net Assets 100.0%		$13,269,188

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments All Asset All Authority Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 142.0%
CommodityRealReturn Strategy Fund®	2,543,539	$38,738
Convertible Fund	1,686,729	24,356
Developing Local Markets Fund	9,738,780	110,827
Diversified Income Fund	4,050,619	44,111
Emerging Local Bond Fund	11,542,984	122,009
Emerging Markets Bond Fund	1,938,270	21,360
European StocksPLUS® TR Strategy Fund	459,045	5,045
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,564,315	23,856
Floating Income Fund	14,437,244	148,270
Foreign Bond Fund (Unhedged)	62	1
Fundamental IndexPLUSTM Fund	2,956,943	34,153
Fundamental IndexPLUSTM TR Fund	2,640,420	29,256
Global Bond Fund (Unhedged)	24,692	249

	SHARES	VALUE (000S)
GNMA Fund	56	$1
High Yield Fund	3,056,297	29,615
Income Fund	283,771	2,823
Japanese StocksPLUS® TR Strategy Fund	3,230,472	41,221
Long-Term U.S. Government Fund	2,541,601	26,890
Low Duration Fund	159,972	1,606
Mortgage-Backed Securities Fund	17,348	185
Real Return Asset Fund	6,587,412	74,240
Real Return Fund	3,042,109	33,129
RealEstateRealReturn Strategy Fund	165,400	1,103
Short-Term Fund	63	1
Small Cap StocksPLUS® TR Strategy Fund	207,313	2,218
StocksPLUS® Fund	542,868	6,379
StocksPLUS® Total Return Fund	371,106	4,680
StocksPLUS® TR Short Strategy Fund	15,881,705	127,371
Total Return Fund	170,981	1,794

Total PIMCO Funds (Cost $933,089)		955,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$588	$588

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $602. Repurchase proceeds are $588.)
Total Short-Term Instruments (Cost $588)		588

Total Investments 142.1% (Cost $933,677)		$956,075

Other Assets and Liabilities (Net) (42.1%)		(283,162)

Net Assets 100.0%		$672,913

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

22	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	1,000	971

HCA, Inc.
7.448% due 11/16/2013	1,791	1,760

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	599	574

SLM Corp.
6.000% due 06/30/2008	1,100	1,096

Total Bank Loan Obligations (Cost $4,617)		4,524

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 19.2%
Ajax Re Ltd.
11.944% due 05/08/2009	2,500	2,510

Allstate Life Global Funding Trusts
5.250% due 03/23/2009	500	501

American Express Centurion Bank
5.674% due 04/17/2009	900	897
5.819% due 05/07/2008	700	699

American Express Credit Corp.
5.780% due 03/02/2009	10	10
5.826% due 12/12/2007	100	100
5.880% due 11/09/2009	800	796

American Honda Finance Corp.
5.784% due 03/09/2009	400	400

American International Group, Inc.
5.210% due 06/23/2008	2,400	2,401
5.802% due 06/16/2009	800	805

ANZ National International Ltd.
5.396% due 08/07/2009	700	698

Bank of America Corp.
5.370% due 11/06/2009	400	398
5.608% due 06/19/2009	1,300	1,296
5.736% due 09/18/2009	300	300

Bank of America N.A.
5.505% due 02/27/2009	1,000	998

Bank of Ireland
5.608% due 12/19/2008	1,400	1,399

Bank of Scotland PLC
5.995% due 11/22/2012	4,100	4,107

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	800	792
5.510% due 04/29/2008	500	499
5.590% due 08/21/2009	1,200	1,171
5.630% due 07/16/2009	800	794
5.630% due 05/18/2010	2,900	2,832
5.660% due 01/30/2009	800	793

Capital One Financial Corp.
6.004% due 09/10/2009	1,000	994

Caterpillar Financial Services Corp.
5.794% due 03/10/2009	1,200	1,197

CIT Group, Inc.
5.000% due 11/24/2008	100	98
5.510% due 01/30/2009	100	96
5.704% due 05/23/2008	800	787

Citigroup Funding, Inc.
5.136% due 04/23/2009	700	699
5.200% due 06/26/2009	700	699
5.714% due 12/08/2008	200	200

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	1,075	1,076

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup, Inc.
5.228% due 12/28/2009	$2,700	$2,691
5.864% due 06/09/2009	200	200

Credit Agricole S.A.
5.505% due 05/28/2009	900	901
5.555% due 05/28/2010	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	800	800
5.548% due 02/25/2008	1,100	1,100

East Lane Re Ltd.
11.356% due 05/06/2011	1,900	1,941

Export-Import Bank of Korea
5.580% due 10/04/2011	1,000	1,001

Ford Motor Credit Co.
5.625% due 10/01/2008	2,800	2,736
5.800% due 01/12/2009	500	483
6.625% due 06/16/2008	100	99

Foundation Re II Ltd.
12.270% due 11/26/2010	1,000	1,027

General Electric Capital Corp.
5.390% due 10/26/2009	900	896
5.430% due 01/20/2010	2,700	2,688
5.734% due 03/12/2010	2,500	2,488

General Motors Acceptance Corp.
6.360% due 09/23/2008	400	394

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,500	1,495
5.250% due 12/23/2008	400	399
5.300% due 12/22/2008	1,000	997
5.470% due 11/10/2008	600	599
5.485% due 10/05/2007	100	100
5.610% due 11/16/2009	2,200	2,196
5.690% due 07/23/2009	3,300	3,301

HBOS Treasury Services PLC
5.400% due 07/17/2009	500	499

HSBC Finance Corp.
5.420% due 10/21/2009	600	597
5.784% due 03/12/2010	2,600	2,582
5.824% due 09/15/2008	600	600
6.538% due 11/13/2007	500	501

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,389

International Lease Finance Corp.
5.719% due 05/24/2010	1,200	1,190

John Deere Capital Corp.
5.410% due 04/15/2008	200	200
5.410% due 07/15/2008	200	200

JPMorgan Chase & Co.
5.179% due 06/26/2009	600	600
5.250% due 06/26/2009	2,500	2,500
5.260% due 12/22/2008	3,200	3,200

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	100	99
5.450% due 10/22/2008	500	497
5.450% due 01/23/2009	600	592
5.450% due 04/03/2009	800	788
5.580% due 07/18/2011	200	192
5.630% due 11/16/2009	3,000	2,929

MBNA Corp.
5.790% due 05/05/2008	1,000	1,003

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	800	797
5.400% due 10/23/2008	300	299
5.406% due 05/08/2009	600	598
5.665% due 08/14/2009	1,300	1,292
5.701% due 12/04/2009	1,000	993
5.794% due 06/16/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.560% due 05/17/2010	$1,800	$1,786

Mirage Resorts, Inc.
6.750% due 02/01/2008	900	904

Morgan Stanley
5.189% due 11/21/2008	700	697
5.410% due 05/07/2009	2,900	2,878
5.470% due 02/09/2009	100	99
5.600% due 01/22/2009	1,200	1,197
5.610% due 01/18/2011	200	198

Mystic Re Ltd.
11.841% due 12/05/2008	1,200	1,217

National Australia Bank Ltd.
5.765% due 09/11/2009	300	301

Osiris Capital PLC
8.210% due 01/15/2010	1,400	1,415

Pricoa Global Funding I
5.440% due 01/25/2008	400	400
5.701% due 06/03/2008	700	700

Residential Capital LLC
7.595% due 05/22/2009	1,100	936

Rockies Express Pipeline LLC
6.448% due 08/20/2009	1,700	1,700

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	3,100	3,098
5.679% due 11/20/2008	300	300

SLM Corp.
5.500% due 07/27/2009	450	433
5.570% due 07/25/2008	1,200	1,184

U.S. Bank N.A.
5.680% due 03/31/2008	4,700	4,701

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	400	396

Wachovia Bank N.A.
5.250% due 03/23/2009	400	400

Wachovia Corp.
5.410% due 10/28/2008	2,100	2,099

Wells Fargo & Co.
5.764% due 03/10/2008	800	800

Westpac Banking Corp.
5.758% due 06/06/2008	600	600

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,323

World Savings Bank FSB
5.396% due 05/08/2009	1,100	1,101
5.820% due 05/08/2008	900	901

		119,376

INDUSTRIALS 7.6%
Amgen, Inc.
5.585% due 11/28/2008	1,900	1,902

Anadarko Petroleum Corp.
6.094% due 09/15/2009	1,300	1,293

BP AMI Leasing, Inc.
5.210% due 06/26/2009	1,800	1,801

Comcast Corp.
5.660% due 07/14/2009	400	398

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Constellation Brands, Inc.
8.000% due 02/15/2008	$1,300	$1,306

CSC Holdings, Inc.
7.250% due 07/15/2008	800	804

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	200	198
5.886% due 10/31/2008	4,000	3,997
6.053% due 03/13/2009	700	696
6.133% due 03/13/2009	300	299

Diageo Capital PLC
5.480% due 11/10/2008	500	501

El Paso Corp.
6.500% due 06/01/2008	400	402
7.625% due 09/01/2008	300	305

General Mills, Inc.
5.490% due 01/22/2010	800	798

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	900	910

Home Depot, Inc.
5.819% due 12/16/2009	6,400	6,320

Hospira, Inc.
5.678% due 03/30/2010	1,200	1,190

Kimberly-Clark Corp.
5.460% due 07/30/2010	1,900	1,902

Mandalay Resort Group
6.500% due 07/31/2009	800	808
9.500% due 08/01/2008	1,335	1,372

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12

Pemex Project Funding Master Trust
6.180% due 12/03/2012	200	200
7.375% due 12/15/2014	100	110

Reynolds American, Inc.
6.394% due 06/15/2011	200	200

SABMiller PLC
5.660% due 07/01/2009	5,000	5,013

Safeway, Inc.
5.550% due 03/27/2009	700	701

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	600	600

Time Warner, Inc.
5.730% due 11/13/2009	5,100	5,043

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	200	198

Transocean, Inc.
5.869% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	2,000	2,001

Walt Disney Co.
5.430% due 07/16/2010	2,900	2,890

Weyerhaeuser Co.
6.210% due 09/24/2009	1,700	1,704

Xerox Corp.
9.750% due 01/15/2009	100	105

		48,936

UTILITIES 2.9%
America Movil SAB de C.V.
5.300% due 06/27/2008	1,200	1,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T, Inc.
5.460% due 02/05/2010	$500	$498
5.785% due 11/14/2008	2,550	2,553

BellSouth Corp.
5.682% due 11/15/2007	2,300	2,301

CMS Energy Corp.
9.875% due 10/15/2007	200	200

Dominion Resources, Inc.
5.755% due 11/14/2008	2,000	2,001

Entergy Gulf States, Inc.
6.474% due 12/08/2008	200	201

Florida Power Corp.
5.975% due 11/14/2008	100	100

NiSource Finance Corp.
6.064% due 11/23/2009	200	199

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,306

Qwest Corp.
5.625% due 11/15/2008	1,300	1,305

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	408

Southern California Edison Co.
5.459% due 02/02/2009	700	699
5.778% due 12/13/2007	3,700	3,702

Telecom Italia Capital S.A.
5.836% due 02/01/2011	500	499
5.970% due 07/18/2011	400	398

Telefonica Emisones SAU
5.888% due 06/19/2009	400	400

		17,970

Total Corporate Bonds & Notes (Cost $184,870)		184,282

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
4.375% due 11/01/2034	77	77
4.404% due 05/01/2035	98	97
4.491% due 05/01/2035	100	100
4.522% due 09/01/2035	129	128
4.554% due 07/01/2035	255	255
4.559% due 11/01/2035	192	191
4.638% due 09/01/2035	410	408
4.666% due 08/01/2035	1,731	1,731
4.694% due 12/01/2033	95	95
4.906% due 10/01/2034	30	31
4.989% due 06/01/2035	420	419
5.000% due 09/01/2020 - 05/01/2021	776	761
5.191% due 12/25/2036	512	508
5.231% due 01/25/2021	941	940
5.481% due 09/25/2042	146	147
5.500% due 06/01/2037	1,000	980
5.531% due 05/25/2031	186	185
5.714% due 07/01/2034	31	32
6.205% due 06/01/2043 - 07/01/2044	785	788
6.377% due 07/01/2034	37	38
6.944% due 11/01/2035	42	44
7.368% due 09/01/2036	820	838
7.378% due 05/01/2036	788	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.443% due 07/01/2036	$789	$807
7.502% due 08/01/2036	816	834

Freddie Mac
4.364% due 09/01/2035	190	189
4.588% due 09/01/2035	259	258
4.705% due 06/01/2035	270	267
4.710% due 08/01/2035	361	357
5.000% due 04/15/2012 - 07/15/2024	2,380	2,379
5.171% due 12/25/2036	3,146	3,133
5.391% due 08/25/2031	49	49
5.902% due 07/15/2019 - 10/15/2020	16,369	16,320
5.982% due 02/15/2019	6,111	6,096
6.000% due 09/01/2037	1,000	1,001
6.102% due 12/15/2030	46	46
6.152% due 06/15/2018	30	30
6.205% due 02/25/2045	117	118

Total U.S. Government Agencies (Cost $41,396)		41,482

MORTGAGE-BACKED SECURITIES 14.3%
Arkle Master Issuer PLC
5.732% due 11/19/2007	1,000	1,000

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	450	450

Banc of America Funding Corp.
6.144% due 01/20/2047	1,167	1,171

Banc of America Mortgage Securities, Inc.
4.150% due 10/25/2033	788	778
4.341% due 05/25/2033	1,582	1,586
5.658% due 07/25/2034	1,030	1,036

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,142	9,032
4.750% due 10/25/2035	309	306
5.070% due 11/25/2034	1,776	1,762
5.708% due 07/25/2034	868	872

Bear Stearns Alt-A Trust
4.898% due 12/25/2033	848	841
5.291% due 02/25/2034	775	768
5.507% due 09/25/2035	352	352

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	1,535	1,529

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	1,300	1,295
5.793% due 12/26/2046	700	697

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	285	285

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	69	69

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	270	268
5.291% due 02/25/2047	1,925	1,883
5.311% due 05/25/2047	616	596
5.411% due 02/25/2037	2,970	2,885
5.983% due 02/25/2036	1,547	1,503

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,126	1,114
5.371% due 04/25/2035	34	34

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	3,269	3,265

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	923	918

GMAC Mortgage Corp. Loan Trust
5.000% due 11/19/2035	66	66

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$724	$720
5.211% due 01/25/2047	907	886
5.401% due 11/25/2045	32	31

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	961	954

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	821	814
5.898% due 06/06/2020	67	67

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	6,000	5,913
5.592% due 01/19/2038	412	410
5.692% due 01/19/2038	594	580
5.722% due 05/19/2035	65	63

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	442	442

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	390	388
5.221% due 11/25/2046	246	245
5.231% due 01/25/2037	340	339

JPMorgan Mortgage Trust
5.023% due 02/25/2035	977	947

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	57	57

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,000	987

Mellon Residential Funding Corp.
5.787% due 12/15/2030	375	371

Merrill Lynch Floating Trust
5.822% due 06/15/2022	2,627	2,612

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	1,468	1,470
5.341% due 02/25/2036	632	627

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	242	240
6.131% due 10/25/2035	345	339
6.973% due 01/25/2029	414	418

Morgan Stanley Capital I
5.812% due 10/15/2020	439	437

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	212	213

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	858	854
5.349% due 01/25/2035	1,280	1,274
5.535% due 08/25/2035	547	546

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	2,168	2,154
5.261% due 03/25/2037	1,470	1,464
5.411% due 02/25/2036	72	70
5.752% due 07/19/2035	286	278

Structured Asset Securities Corp.
5.181% due 05/25/2036	748	742
5.322% due 10/25/2035	338	335

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	2,861	2,851

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	3,021	2,988
5.241% due 03/25/2046	2,117	2,110
5.241% due 11/25/2046	1,621	1,602
5.251% due 10/25/2046	479	472

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	1,367	1,366
5.842% due 09/15/2021	3,276	3,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual, Inc.
5.321% due 04/25/2045	$35	$35
5.401% due 12/25/2045	40	39
5.421% due 10/25/2045	41	40
5.527% due 02/27/2034	605	602
5.713% due 01/25/2047	429	424
5.771% due 12/25/2027	1,512	1,499
5.777% due 10/25/2046	514	511
5.777% due 12/25/2046	2,930	2,935
5.983% due 02/25/2046	2,893	2,810
6.183% due 11/25/2042	105	106
6.201% due 05/25/2041	21	21

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	165	163

Total Mortgage-Backed Securities (Cost $88,396)		88,486

ASSET-BACKED SECURITIES 20.5%
ACE Securities Corp.
5.181% due 12/25/2036	341	339
5.191% due 05/25/2036	133	133
5.191% due 10/25/2036	276	274
5.211% due 10/25/2036	128	128

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	1,173	1,174

Argent Securities, Inc.
5.181% due 09/25/2036	297	296

Asset-Backed Funding Certificates
5.191% due 11/25/2036	595	592
5.191% due 01/25/2037	592	589

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	449	446
5.181% due 12/25/2036	855	849
5.406% due 09/25/2034	46	45

Atrium CDO Corp.
5.790% due 06/27/2015	3,100	3,078

Bank One Issuance Trust
5.862% due 12/15/2010	6,600	6,603

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	828	822
5.211% due 10/25/2036	378	376
5.331% due 09/25/2034	8	7

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	3,206	3,183
5.196% due 02/25/2036	18	18
5.381% due 06/25/2035	1,047	1,041
5.825% due 10/25/2035	1,132	1,115

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,300	1,299

Chase Issuance Trust
5.742% due 07/15/2011	1,300	1,296
5.762% due 12/15/2010	3,000	2,999
5.762% due 02/15/2011	2,300	2,296

Citibank Credit Card Issuance Trust
5.530% due 02/07/2010	5,300	5,303

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	641	639
5.191% due 01/25/2037	1,165	1,158
5.201% due 01/25/2036	573	573

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	979	976
5.181% due 05/25/2037	8,814	8,760
5.181% due 03/25/2047	165	164
5.191% due 03/25/2037	248	247
5.201% due 06/25/2037	1,093	1,085
5.211% due 06/25/2037	646	641
5.241% due 10/25/2046	169	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	$679	$675
5.251% due 07/25/2037	1,359	1,353

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	203	203

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	1,560	1,551
5.181% due 11/25/2036	1,071	1,055
5.181% due 12/25/2036	654	650
5.191% due 06/25/2036	729	723
5.201% due 12/25/2037	3,338	3,314
5.221% due 11/25/2036	27	27

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	605	599
5.201% due 02/25/2037	134	133

GS Auto Loan Trust
5.344% due 07/15/2008	779	779

GSAMP Trust
5.171% due 10/25/2046	443	441
5.201% due 09/25/2036	148	147
5.201% due 12/25/2036	871	861

GSR Mortgage Loan Trust
5.231% due 11/25/2030	10	10

Harley-Davidson, Inc.
5.310% due 05/15/2008	1,610	1,611

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,011	1,006
5.766% due 01/20/2035	1,193	1,167

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,625	1,613
5.181% due 12/25/2036	473	469

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	496	492
5.211% due 07/25/2037	1,522	1,510
5.231% due 03/25/2036	2	2

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	108	107
5.181% due 10/25/2036	3,280	3,241
5.201% due 11/25/2036	689	686

Lehman XS Trust
5.201% due 05/25/2046	263	262
5.251% due 11/25/2036	1,139	1,138

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	828	826
5.171% due 11/25/2036	2,457	2,443
5.211% due 02/25/2036	20	20
5.221% due 01/25/2046	40	40
5.411% due 10/25/2034	7	6
5.685% due 08/25/2035	192	191

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	861	856

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,100	2,096
5.872% due 08/16/2010	2,100	2,101

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	456	454
5.201% due 08/25/2036	1,913	1,907

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	453	451
5.171% due 10/25/2036	188	187
5.181% due 10/25/2036	324	322
5.181% due 11/25/2036	1,504	1,492
5.191% due 05/25/2037	3,142	3,117

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	513	509

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	$1,166	$1,158
5.251% due 04/25/2037	3,653	3,630

Nelnet Student Loan Trust
5.182% due 09/25/2012	281	281

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	181	180

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,029	1,025
5.181% due 07/25/2036	326	325
5.181% due 01/25/2037	860	855

Park Place Securities, Inc.
5.391% due 09/25/2035	318	316
5.443% due 10/25/2034	236	225

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	623	621
5.211% due 10/25/2036	1,279	1,269
5.231% due 08/25/2046	2,853	2,829

Residential Asset Securities Corp.
5.171% due 08/25/2036	84	84
5.191% due 10/25/2036	510	507
5.201% due 11/25/2036	994	988

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	1,645	1,624
5.271% due 09/25/2035	9	9

Saxon Asset Securities Trust
5.191% due 11/25/2036	107	106

SBI HELOC Trust
5.301% due 08/25/2036	126	120

Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036	604	599
5.191% due 12/25/2036	1,181	1,172
5.261% due 05/25/2037	1,199	1,189

SLC Student Loan Trust
5.538% due 02/15/2015	1,182	1,180

SLM Student Loan Trust
5.330% due 07/25/2013	1,702	1,702
5.340% due 04/25/2012	94	94
5.360% due 01/25/2016	139	139
5.360% due 10/25/2016	1,300	1,301
5.370% due 01/26/2015	10	10
5.370% due 10/26/2015	399	400

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	142	141
5.191% due 06/25/2036	103	103
5.191% due 12/25/2036	629	624
5.211% due 01/25/2037	2,938	2,919
5.231% due 10/25/2036	379	377

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	676	671
5.191% due 01/25/2038	1,523	1,513

Structured Asset Securities Corp.
5.181% due 10/25/2036	993	983
5.261% due 12/25/2035	36	36

Truman Capital Mortgage Loan Trust
5.611% due 11/25/2031	8	8

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
5.337% due 06/20/2008		$240	$240

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,760	1,750
5.251% due 12/25/2035		180	179

Total Asset-Backed Securities (Cost $127,630)			127,038

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,300	1,324

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $2,226)			2,188

SHORT-TERM INSTRUMENTS 27.3%

CERTIFICATES OF DEPOSIT 3.9%
Bank of Ireland
5.400% due 01/15/2010		$3,200	3,204

Barclays Bank PLC
5.281% due 03/17/2008		2,400	2,402

Calyon Financial, Inc.
5.340% due 01/16/2009		1,400	1,400

Fortis Bank NY
5.265% due 06/30/2008		1,800	1,801
5.300% due 09/30/2008		1,600	1,601

HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700
5.308% due 04/09/2009		2,000	1,997

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		1,100	1,099

Societe Generale NY
5.270% due 03/26/2008		700	700
5.271% due 06/30/2008		3,000	3,001
5.271% due 03/28/2008		300	300

Unicredito Italiano NY
5.506% due 05/29/2008		4,300	4,297
5.621% due 12/03/2007		1,100	1,100

			24,102

COMMERCIAL PAPER 22.7%
Bank of America Corp.
5.230% due 11/16/2007		1,400	1,391

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.245% due 10/26/2007	$800	$797
5.250% due 10/10/2007	1,400	1,398

Bank of Ireland
5.245% due 10/26/2007	14,500	14,447

Barclays U.S. Funding Corp.
5.260% due 10/09/2007	9,900	9,888

Cox Communications, Inc.
6.002% due 01/15/2008	6,000	5,907

Danske Corp.
5.170% due 10/12/2007	5,200	5,192

DnB NORBank ASA
5.225% due 11/20/2007	16,300	16,182

Freddie Mac
4.000% due 10/01/2007	16,000	16,000

General Electric Capital Corp.
5.240% due 10/31/2007	12,200	12,147

HBOS Treasury Services PLC
5.250% due 10/16/2007	13,300	13,271
5.250% due 11/01/2007	700	697

Rabobank USA Financial Corp.
4.900% due 10/01/2007	8,900	8,900

Svenska Handelsbanken AB
5.250% due 11/08/2007	16,600	16,508

Westpac Banking Corp.
5.225% due 11/13/2007	1,800	1,789
5.245% due 10/25/2007	1,200	1,196
5.250% due 11/01/2007	13,700	13,638
5.250% due 11/02/2007	300	298

Westpac Trust Securities NZ Ltd.
5.240% due 11/01/2007	1,100	1,095

		140,741

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,615	1,615

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,651. Repurchase proceeds are $1,616.)

U.S. TREASURY BILLS 0.5%
3.850% due 11/29/2007 - 12/13/2007 (a)(b)(d)	2,990	2,959

Total Short-Term Instruments (Cost $169,500)		169,417

PURCHASED OPTIONS (f) 0.1%
(Cost $233)		577

Total Investments (c) 99.9% (Cost $619,968)		$619,081

Written Options (g) (0.1%) (Premiums $453)		(656)

Other Assets and Liabilities (Net) 0.2%		1,093

Net Assets 100.0%		$619,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $17,899 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(d)	Securities with an aggregate market value of $2,464 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,052	$1,018
90-Day Eurodollar June Futures	Long	06/2008	481	491
90-Day Eurodollar June Futures	Long	06/2009	310	(60)
90-Day Eurodollar March Futures	Long	03/2008	18	13
90-Day Eurodollar March Futures	Long	03/2008	152	80
90-Day Eurodollar March Futures	Long	03/2009	407	(27)
90-Day Eurodollar September Futures	Long	09/2008	550	778
90-Day Eurodollar September Futures	Long	09/2009	307	(63)
90-Day Euroyen December Futures	Long	12/2007	95	21
E-mini S&P 500 Index December Futures	Long	12/2007	10	46
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	581	94
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	18	19
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	27	41
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	594	180
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	17	21
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	110	62
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	53	64
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	173	148

				$2,926

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$900	$0
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	300	19
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	2,100	2
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	4,000	(5)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	2,000	2
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	800	(6)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	1,000	13
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%	12/20/2012	2,400	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	600	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	1,900	0
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	3,000	55
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	1,100	1
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	1,000	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	100	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008	2,000	(11)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008	2,000	(7)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	800	(2)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008	2,000	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	4,000	0
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	2,300	60
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	400	2
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	3,100	(2)

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	$100	$0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	300	(1)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	6,600	5
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	2,100	3
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	1,000	(4)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	3,100	(1)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,700	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	1,400	8
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	1,000	(11)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	500	(1)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	1,600	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	3,000	(441)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	1,300	3
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,100	(24)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,900	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	1,900	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	1,100	2
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007	4,100	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	2,300	2
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	1,900	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	2,300	36
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	900	(3)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	1,400	0
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	4,200	93
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,500	1

						$(216)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	2,400	$(4)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		600	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,500	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		800	10
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	9
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,200	8
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,700	19
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		16,200	(58)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(5)

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012	EUR	200	$(2)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(93)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	145
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,700	76
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	20
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(7)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$61,900	(26)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(13)

							$75

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	592,475	$2,540
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	914,529	3,276
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	1,895,606	6,798
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,300	289
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	317,787	(1,419)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	448,976	(2,390)

						$9,094

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$7,100	$36	$63
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	51
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	64
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	31,700	108	361

							$233	$577

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	403	$99	$151
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	403	126	88

				$225	$239

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,100	$37	$50
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,000	37	34
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	25	50
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	10,600	105	253

							$228	$417

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments Fundamental IndexPLUS™ Fund (Cont.)	(Unaudited) September 30, 2007

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,591	10/2007	$84	$0	$84
Sell		21	10/2007	0	(1)	(1)
Buy	BRL	31,904	10/2007	1,619	0	1,619
Sell		31,904	10/2007	0	(1,120)	(1,120)
Buy		39,846	03/2008	1,567	0	1,567
Buy	CAD	1,852	11/2007	29	0	29
Buy	CNY	6,624	11/2007	11	0	11
Sell		6,624	11/2007	0	(5)	(5)
Buy		604	01/2008	0	0	0
Sell		604	01/2008	0	(1)	(1)
Buy	EUR	3,260	10/2007	221	0	221
Sell		675	10/2007	0	(25)	(25)
Sell	GBP	2,357	11/2007	0	(78)	(78)
Buy	IDR	3,528,000	05/2008	0	(20)	(20)
Buy	INR	13,890	10/2007	11	0	11
Sell		13,890	10/2007	0	(14)	(14)
Buy		133,244	05/2008	155	0	155
Buy	JPY	482,742	10/2007	41	0	41
Sell		612,001	10/2007	14	0	14
Buy	KRW	37,836	05/2008	1	0	1
Buy		2,863,513	08/2008	51	0	51
Buy	MXN	33,881	03/2008	6	(16)	(10)
Buy		5,736	07/2008	2	0	2
Buy	MYR	4,667	05/2008	2	(13)	(11)
Buy	PHP	39,051	05/2008	9	0	9
Buy	PLN	7,610	07/2008	105	0	105
Buy	RUB	5,961	11/2007	11	0	11
Buy		10,067	12/2007	20	0	20
Buy		92,394	01/2008	103	0	103
Buy		16,142	07/2008	6	0	6
Buy	SGD	4,268	10/2007	78	0	78
Sell		4,297	10/2007	0	(60)	(60)
Buy		1,883	02/2008	15	0	15
Buy		4,127	05/2008	57	0	57

				$4,218	$(1,353)	$2,865

30	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
HCA, Inc.
7.448% due 11/16/2013	$2,487	$2,444

Idearc, Inc.
7.200% due 11/17/2014	2,494	2,460

SLM Corp.
6.000% due 06/30/2008	1,400	1,395

Tell Group PLC
7.070% due 08/09/2011	24	23

Total Bank Loan Obligations (Cost $6,399)		6,322

CORPORATE BONDS & NOTES 19.9%

BANKING & FINANCE 14.6%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	600	601

American International Group, Inc.
5.050% due 10/01/2015	100	96

Bank of America Corp.
5.370% due 11/06/2009	600	598
5.736% due 09/18/2009	200	200

Bank of America N.A.
5.704% due 06/12/2009	800	798
6.000% due 10/15/2036	300	295

Bank of Ireland
5.696% due 12/18/2009	3,100	3,091

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400	3,396
5.630% due 07/16/2009	3,300	3,273

C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	770

Calabash Re II Ltd.
14.094% due 01/08/2010	1,600	1,655
15.294% due 01/08/2010	1,600	1,705

CIT Group, Inc.
5.510% due 01/30/2009	600	579
5.640% due 08/17/2009	300	287
5.708% due 08/15/2008	1,000	985
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	900	899
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.228% due 12/28/2009	500	498
6.000% due 08/15/2017	6,700	6,868

DnB NORBank ASA
5.430% due 10/13/2009	1,000	1,001
5.548% due 02/25/2008	1,500	1,500

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	22,400	22,234

Foundation Re II Ltd.
12.270% due 11/26/2010	1,400	1,437

General Electric Capital Corp.
5.390% due 10/26/2009	500	498

GMAC LLC
6.000% due 12/15/2011	200	185

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	500	499
5.300% due 06/23/2009	1,100	1,097
5.460% due 07/29/2008	700	699
5.690% due 07/23/2009	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049	$100	$91

HSBC Finance Corp.
5.420% due 10/21/2009	800	796
5.824% due 09/15/2008	300	300

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,926

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,785

John Deere Capital Corp.
5.410% due 04/15/2008	600	600

JPMorgan Chase & Co.
5.179% due 06/26/2009	800	800

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,720

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	2,200	2,175
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	900	871
5.450% due 04/03/2009	600	591
5.630% due 11/10/2009	500	488
5.630% due 11/16/2009	1,900	1,855
5.645% due 05/25/2010	100	98
6.200% due 09/26/2014	400	402

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	2,400	2,463

MetLife, Inc.
6.400% due 12/15/2036	400	382

Morgan Stanley
5.189% due 11/21/2008	900	896
5.470% due 02/09/2009	700	696

Mystic Re Ltd.
11.841% due 12/05/2008	1,500	1,521

National Australia Bank Ltd.
5.765% due 09/11/2009	800	802

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,124

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Santander U.S. Debt S.A. Unipersonal
5.679% due 11/20/2008	500	499

SLM Corp.
5.500% due 07/27/2009	600	577

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	930

State Street Capital Trust IV
6.694% due 06/15/2037	200	182

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	192

USB Capital IX
6.189% due 04/15/2049	200	200

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	900	892

Westpac Banking Corp.
5.758% due 06/06/2008	800	799

ZFS Finance USA Trust I
5.875% due 05/09/2032	500	478

		84,515

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 4.1%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$3,900	$3,879

AstraZeneca PLC
5.900% due 09/15/2017	400	407
6.450% due 09/15/2037	300	312

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	4,974

CODELCO, Inc.
6.150% due 10/24/2036	100	98

Comcast Corp.
5.875% due 02/15/2018	300	296
6.450% due 03/15/2037	300	297

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	200	199

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	199

HJ Heinz Co.
6.428% due 12/01/2008	100	101

International Business Machines Corp.
5.700% due 09/14/2017	7,800	7,856

Peabody Energy Corp.
7.875% due 11/01/2026	300	319

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	402

Rohm & Haas Co.
6.000% due 09/15/2017	500	502

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	438

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,058

Transocean, Inc.
5.869% due 09/05/2008	700	699

Williams Cos., Inc.
6.375% due 10/01/2010	700	707

		23,743

UTILITIES 1.2%
Dominion Resources, Inc.
5.755% due 11/14/2008	2,800	2,802

Enel Finance International S.A.
6.800% due 09/15/2037	2,900	2,963

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	584

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	229

Southern California Edison Co.
5.459% due 02/02/2009	800	798

		7,376

Total Corporate Bonds & Notes (Cost $116,050)		115,634

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	271

Total Municipal Bonds (Cost $285)		271

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$2,000	$1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 68.5%
Fannie Mae
4.338% due 03/01/2035	307	313
4.432% due 01/01/2035	1,325	1,310
4.443% due 07/01/2034	1,048	1,040
4.500% due 08/01/2035	1,835	1,818
4.522% due 09/01/2035	838	835
4.533% due 07/01/2035	1,066	1,065
4.554% due 07/01/2035	1,377	1,375
4.632% due 10/01/2035	737	737
4.638% due 09/01/2035	1,845	1,836
4.657% due 12/01/2033	730	741
4.673% due 05/25/2035	200	199
4.694% due 12/01/2033	493	492
4.832% due 06/01/2035	1,937	1,926
4.906% due 10/01/2034	274	276
4.989% due 06/01/2035	1,892	1,887
5.000% due 06/25/2027 - 10/01/2037	2,737	2,645
5.000% due 10/01/2035 - 03/01/2036 (e)	28,301	27,044
5.191% due 12/25/2036	683	677
5.481% due 09/25/2042	1,073	1,078
5.500% due 10/01/2022 - 10/01/2037	123,660	121,176
5.500% due 07/01/2035 - 08/01/2037 (e)	43,642	42,770
6.000% due 05/01/2035 - 10/01/2037	99,526	99,703
6.000% due 07/01/2035 - 01/01/2037 (e)	16,086	16,117
6.205% due 06/01/2043 - 07/01/2044	1,099	1,103
6.500% due 09/01/2034 - 09/01/2037	1,000	1,018
6.944% due 11/01/2035	339	351

Freddie Mac
4.364% due 09/01/2035	808	802
4.500% due 10/15/2022	1,076	1,073
4.705% due 06/01/2035	2,089	2,067
4.710% due 08/01/2035	1,689	1,671
4.815% due 10/01/2035	1,236	1,239
4.906% due 11/01/2034	1,188	1,190
5.000% due 04/15/2012 - 01/15/2024	1,498	1,497
5.391% due 08/25/2031	254	255
5.500% due 08/01/2037 - 09/01/2037	5,000	4,896
5.500% due 09/01/2037 (e)	14,000	13,711
5.902% due 07/15/2019 - 08/15/2019	7,507	7,484
5.982% due 02/15/2019	8,149	8,128
6.000% due 06/01/2037 - 10/01/2037	17,765	17,789
6.000% due 09/01/2037 (e)	4,235	4,240
6.152% due 06/15/2018	178	179
6.205% due 02/25/2045	117	118

Ginnie Mae
4.000% due 07/16/2027	2	2
6.000% due 05/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $396,836)		396,880

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 8.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	$14,823	$14,336
2.000% due 01/15/2026	944	902
2.375% due 04/15/2011	1,362	1,372
2.375% due 01/15/2025	552	557
2.375% due 01/15/2027	29,627	29,997
2.625% due 07/15/2017	2,310	2,382

Total U.S. Treasury Obligations (Cost $49,260)		49,546

MORTGAGE-BACKED SECURITIES 7.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	309	306

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,300	2,300

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,667	1,651

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,057	1,048
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	326	321
4.900% due 12/25/2035	692	689

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,114	2,096
5.311% due 05/25/2047	792	767
5.411% due 02/25/2037	3,416	3,317

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	225

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	585	584

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	4,069	4,064

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,046	1,040
5.211% due 01/25/2047	1,179	1,152

GS Mortgage Securities Corp. II
5.898% due 06/06/2020	92	92

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
5.251% due 11/25/2035	1,418	1,357

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	632	631

Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	970	981
5.221% due 11/25/2046	554	551
5.231% due 01/25/2037	453	452

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	703	702

Mellon Residential Funding Corp.
5.787% due 12/15/2030	2,754	2,729

Merrill Lynch Floating Trust
5.822% due 06/15/2022	4,153	4,129

Structured Adjustable Rate Mortgage Loan Trust
5.316% due 08/25/2034	1,192	1,200
6.383% due 01/25/2035	623	625

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	358	349

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	162	161

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,323	1,319
5.241% due 11/25/2046	1,054	1,041
5.251% due 10/25/2046	1,518	1,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	$2,111	$2,103

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
6.183% due 11/25/2042	156	157
6.201% due 05/25/2041	151	151

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,319	1,304

Total Mortgage-Backed Securities (Cost $43,676)		43,420

ASSET-BACKED SECURITIES 14.6%
ACE Securities Corp.
5.181% due 12/25/2036	409	407
5.211% due 10/25/2036	449	447

Asset-Backed Funding Certificates
5.191% due 11/25/2036	859	855

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	648	645
5.406% due 09/25/2034	151	148

Bank One Issuance Trust
5.862% due 12/15/2010	7,800	7,803
5.872% due 09/15/2010	5,859	5,862

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,243	1,233
5.211% due 10/25/2036	454	451
5.331% due 09/25/2034	38	38

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,800	1,799

Chase Issuance Trust
5.742% due 07/15/2011	1,800	1,795

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	873	873

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	321	319

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	7,148	7,104
5.181% due 03/25/2047	549	546
5.191% due 03/25/2037	806	802
5.201% due 06/25/2037	1,015	1,007
5.211% due 06/25/2037	888	882
5.241% due 10/25/2046	562	560

Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	137	136
5.191% due 11/25/2036	906	900

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	508	508

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	1,530	1,508
5.181% due 12/25/2036	981	974
5.191% due 06/25/2036	2,244	2,226

Fremont Home Loan Trust
5.181% due 10/25/2036	3,052	3,031
5.191% due 01/25/2037	757	748
5.201% due 02/25/2037	357	355

GSAMP Trust
5.201% due 09/25/2036	543	540

GSR Mortgage Loan Trust
5.231% due 11/25/2030	98	97

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	758	755

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	631	625

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	$708	$703

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	271	269
5.181% due 10/25/2036	4,350	4,298
5.201% due 11/25/2036	230	229

Lehman XS Trust
5.201% due 05/25/2046	338	338

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	1,255	1,252
5.171% due 11/25/2036	3,580	3,560
5.221% due 01/25/2046	238	238
5.411% due 10/25/2034	18	18
5.685% due 08/25/2035	277	275

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,900	2,895
5.872% due 08/16/2010	3,150	3,152

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	638	636
5.201% due 08/25/2036	2,620	2,611

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	664	662
5.171% due 10/25/2036	377	374
5.181% due 10/25/2036	454	451

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	706	700

Nelnet Student Loan Trust
5.182% due 09/25/2012	401	402

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,453	1,447
5.181% due 07/25/2036	489	487

Park Place Securities, Inc.
5.443% due 10/25/2034	728	695

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	808	802

Residential Asset Securities Corp.
5.191% due 10/25/2036	1,472	1,466
5.201% due 11/25/2036	801	795

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	32	32

Saxon Asset Securities Trust
5.191% due 11/25/2036	320	318

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036		$442	$420

SLM Student Loan Trust
5.330% due 07/25/2013		2,182	2,183
5.370% due 01/26/2015		77	77

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		426	424
5.211% due 01/25/2037		4,024	3,997

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037		983	976

Structured Asset Securities Corp.
5.181% due 10/25/2036		860	852
5.231% due 09/25/2035		101	101
5.261% due 12/25/2035		261	260

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		539	536

Total Asset-Backed Securities (Cost $85,366)			84,910

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	97

Total Sovereign Issues (Cost $99)			97

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	600	345

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	9,300	12,928

Total Foreign Currency-Denominated Issues (Cost $12,934)			13,273

		SHARES
PREFERRED STOCKS 0.5%
DG Funding Trust
7.448% due 12/31/2049		243	2,611

Total Preferred Stocks (Cost $2,585)			2,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 17.1%

COMMERCIAL PAPER 14.4%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007	$15,700	$15,667

DnB NORBank ASA
5.080% due 01/04/2008	14,900	14,693

Freddie Mac
4.000% due 10/01/2007	6,000	6,000

Rabobank USA Financial Corp.
4.990% due 10/01/2007	16,200	16,200

UBS Finance Delaware LLC
4.750% due 10/01/2007	15,000	15,000

Unicredito Italiano SpA
5.500% due 10/15/2007	15,700	15,666

		83,226

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,097	3,097

(Dated 09/28/2007. Collateralized by Fannie Mae
5.220% - 5.750% due 02/15/2008 - 05/25/2012
valued at $108 and Federal Home Loan Bank
3.625% due 01/15/2008 valued at $3,055. Repurchase proceeds are $3,098.)

U.S. TREASURY BILLS 2.2%
3.892% due 11/29/2007 - 12/13/2007 (a)(c)(f)	13,075	12,939

Total Short-Term Instruments (Cost $99,305)		99,262

PURCHASED OPTIONS (h) 0.6%
(Cost $1,612)		3,237

Total Investments (d) 141.0% (Cost $816,407)		$817,437

Written Options (i) (0.4%) (Premiums $1,804)		(2,602)

Other Assets and Liabilities (Net) (40.6%)		(234,985)

Net Assets 100.0%		$579,850

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $4,454 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $9,687 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $99,852 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $102,954 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $4,033 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,096	$1,704
90-Day Eurodollar June Futures	Long	06/2008	487	402
90-Day Eurodollar June Futures	Long	06/2009	3	6
90-Day Eurodollar March Futures	Long	03/2008	522	422
90-Day Eurodollar March Futures	Long	03/2009	289	78
90-Day Eurodollar September Futures	Long	09/2008	187	390
90-Day Euroyen December Futures	Long	12/2007	368	11

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	5	$19
S&P 500 Index December Futures	Long	12/2007	4	113
U.S. Treasury 10-Year Note December Futures	Long	12/2007	318	(179)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	169	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	17	18
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	62	98
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	407	124
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	36	47
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	159	89
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	98	129
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	167	191

				$3,655

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$2,700	$2
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	5,600	(14)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(46)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	5,780	(9)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	600	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	500	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	3,800	6
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	2,600	0
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	2,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	2,800	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	300	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	3,100	(38)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	4,100	80
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,600	(35)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	19
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007	5,600	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	(9)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	600	(2)

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,900	$(10)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		2,600	20
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		18,400	(14)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	3,000	(5)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		800	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,900	(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,100	14
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,900	23
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	28
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		4,100	26
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,400	45
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		4,700	45
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,400	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		1,100	(34)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	(5)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		1,700	(15)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	11
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,700	2
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	53
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	6
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(31)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		13,600	178
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		900	(30)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	152
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	45
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,800	47
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	304
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		300	(12)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	(2)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		8,200	(9)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$800	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		2,200	(8)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,000	(11)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,100	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	628
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		3,200	(7)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,800	(75)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,000	(40)

							$1,355

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$3,042
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	4,357
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	576,956	2,070
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	92,146	(339)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,295	253
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	658,273	(2,940)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	08/18/2008	471,425	(2,500)

						$3,943

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$39,000	$187	$344
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	18,000	52	66
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	18,000	135	242
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	57,100	202	504
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	15,000	60	90
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	38,800	192	395
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	52,500	307	414
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	44	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	18,000	64	159
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	66,900	234	761

							$1,528	$3,145

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 105.400	03/31/2010	$1,000	$42	$46
Put - OTC U.S. dollar versus Japanese yen	105.400	03/31/2010	1,000	42	46

				$84	$92

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	149	$63	$53
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	418	178	157
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	42	28	17
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	68	19	15

				$288	$242

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$16,500	$184	$266
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	4,000	50	46
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	8,000	137	224
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	25,100	207	404
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,000	64	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	17,000	204	279
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	12,900	171	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	10,000	123	140
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,500	40	73
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	6,000	62	112
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	22,300	225	532

							$1,516	$2,360

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$13,500	$13,321	$13,224
Fannie Mae	6.000%	10/01/2037	2,000	2,002	2,003
Freddie Mac	6.000%	10/01/2037	17,000	17,125	17,018
U.S. Treasury Notes	4.500%	05/15/2017	13,700	13,697	13,900
U.S. Treasury Notes	4.625%	02/15/2017	2,100	2,103	2,130

				$48,248	$48,275

(2) Market value includes $292 of interest payable on short sales.

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,559	10/2007	$141	$0	$141
Sell		29	10/2007	0	(2)	(2)
Buy	BRL	25,582	10/2007	1,012	0	1,012
Sell		25,582	10/2007	0	(898)	(898)
Buy		41,973	03/2008	1,927	0	1,927
Buy	CAD	2,263	11/2007	43	0	43
Buy	CNY	8,910	11/2007	14	0	14
Sell		8,910	11/2007	0	(7)	(7)
Buy		3,997	01/2008	0	0	0
Sell		3,997	01/2008	0	(4)	(4)
Buy	EUR	1,419	10/2007	96	0	96
Sell		9,229	10/2007	0	(553)	(553)
Sell	GBP	3,172	11/2007	0	(99)	(99)
Buy	IDR	4,321,800	05/2008	0	(24)	(24)
Buy	INR	28,347	10/2007	22	0	22
Sell		28,347	10/2007	0	(29)	(29)
Buy		210,347	05/2008	242	0	242
Buy	JPY	461,441	10/2007	29	0	29
Sell		596,090	10/2007	14	0	14
Buy	KRW	752,096	01/2008	0	(1)	(1)
Buy		570,889	05/2008	14	0	14
Buy		1,295,647	08/2008	23	0	23
Buy	MXN	32,931	03/2008	13	(19)	(6)
Buy		6,388	07/2008	2	0	2
Buy	MYR	6,066	05/2008	3	(16)	(13)
Buy	NZD	331	10/2007	21	0	21
Buy	PHP	71,974	05/2008	16	0	16
Buy	PLN	1,257	03/2008	29	0	29
Buy		5,553	07/2008	77	0	77
Buy	RUB	11,662	11/2007	24	0	24
Buy		34,363	12/2007	66	0	66
Buy		80,001	01/2008	88	0	88
Buy		15,627	07/2008	6	0	6
Buy	SEK	1,702	12/2007	18	0	18
Buy	SGD	5,296	10/2007	94	0	94
Sell		5,175	10/2007	0	(72)	(72)
Buy		1,860	02/2008	15	0	15
Buy		5,114	05/2008	71	0	71

				$4,120	$(1,724)	$2,396

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 27.0%
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	$100	$100

American Express Centurion Bank
5.826% due 06/12/2009	600	598

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	399

Bank of America Corp.
5.459% due 08/02/2010	540	538

Bank of Ireland
5.696% due 12/18/2009	300	299

Bank of Scotland PLC
5.995% due 11/22/2012	500	501

Barclays Bank PLC
5.450% due 09/12/2012	900	906

Bear Stearns Cos., Inc.
5.630% due 07/16/2009	100	99
5.630% due 05/18/2010	500	488

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	600	598

CIT Group, Inc.
5.748% due 12/19/2008	500	484

Citigroup Funding, Inc.
5.200% due 06/26/2009	100	100
5.714% due 12/08/2008	200	200

Citigroup, Inc.
5.660% due 05/18/2010	730	725
6.000% due 08/15/2017	200	205

Credit Agricole S.A.
5.505% due 05/28/2009	100	100
5.555% due 05/28/2010	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	600	597

Ford Motor Credit Co.
6.625% due 06/16/2008	2,100	2,084
7.250% due 10/25/2011	500	469

General Electric Capital Corp.
5.430% due 01/20/2010	600	597
5.628% due 08/15/2011	400	395

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	100	100
5.250% due 12/23/2008	200	199
5.300% due 12/22/2008	100	100
5.610% due 11/16/2009	290	290

HSBC Finance Corp.
5.688% due 06/19/2009	750	747

HSBC Holdings PLC
6.500% due 05/02/2036	200	203

ICICI Bank Ltd.
5.900% due 01/12/2010	100	99

International Lease Finance Corp.
5.350% due 06/26/2009	370	368

JPMorgan Chase & Co.
5.179% due 06/26/2009	290	290
5.400% due 05/07/2010	200	199

Lehman Brothers Holdings, Inc.
5.630% due 11/16/2009	600	586
5.645% due 05/25/2010	100	98

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	600	598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.560% due 05/17/2010	$200	$199

Morgan Stanley
5.410% due 05/07/2009	300	298
5.470% due 02/09/2009	340	338

Residential Capital LLC
7.595% due 05/22/2009	100	85

SLM Corp.
5.500% due 07/27/2009	30	29
5.570% due 07/25/2008	500	493

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	93

U.S. Bank N.A.
5.680% due 03/31/2008	500	500

Wachovia Corp.
5.671% due 12/01/2009	200	200

Wells Fargo & Co.
5.270% due 03/23/2010	630	628

World Savings Bank FSB
5.638% due 06/20/2008	300	300

		17,848

INDUSTRIALS 3.9%
Amgen, Inc.
5.585% due 11/28/2008	200	200

AstraZeneca PLC
5.900% due 09/15/2017	100	102

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	50	50
6.133% due 03/13/2009	100	100

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.819% due 12/16/2009	100	99

International Business Machines Corp.
5.700% due 09/14/2017	900	906

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	200	200

		2,559

UTILITIES 2.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

BellSouth Corp.
4.240% due 04/26/2021	300	298

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	800	797

Enel Finance International S.A.
6.800% due 09/15/2037	300	307

TXU Electric Delivery Co.
6.069% due 09/16/2008	200	198

Verizon Communications, Inc.
5.410% due 04/03/2009	200	200

		1,900

Total Corporate Bonds & Notes (Cost $22,475)		22,307

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 62.4%
Fannie Mae
5.000% due 02/25/2017 - 10/01/2037	$1,029	$983
5.500% due 10/01/2022 - 10/01/2037	9,959	9,774
5.500% due 08/01/2037 (c)	994	974
6.000% due 10/01/2037	17,000	17,024
6.205% due 06/01/2043	69	70
6.500% due 10/01/2035 - 09/01/2037	2,000	2,037

Freddie Mac
4.250% due 09/15/2024	348	345
5.000% due 07/15/2020	223	223
5.500% due 09/01/2037 (c)	2,000	1,959
5.902% due 07/15/2019 - 10/15/2020	1,999	1,992
5.982% due 02/15/2019	776	774
6.000% due 09/01/2037 (c)	4,000	4,005

Ginnie Mae
6.000% due 08/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $41,064)		41,167

U.S. TREASURY OBLIGATIONS 11.8%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	1,537	1,487
1.875% due 07/15/2013	566	557
2.000% due 01/15/2014	113	111
2.000% due 07/15/2014	1,104	1,089
2.375% due 04/15/2011	105	106
2.375% due 01/15/2027	826	836
2.625% due 07/15/2017	201	207
3.500% due 01/15/2011	2,390	2,495

U.S. Treasury Bonds
4.750% due 08/15/2017	900	913

Total U.S. Treasury Obligations (Cost $7,797)		7,801

MORTGAGE-BACKED SECURITIES 6.4%
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	53	53

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	352	349

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	180	180

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	251	246
5.983% due 02/25/2036	160	155

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	220	218
4.796% due 11/25/2034	125	124

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	146	146
5.211% due 03/25/2037	70	70

Greenpoint Mortgage Funding Trust
5.211% due 01/25/2047	91	89

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	143	141
5.898% due 06/06/2020	7	7

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	$107	$107

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	37	37

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	61	58

Morgan Stanley Capital I
5.812% due 10/15/2020	63	62

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	249	247

Structured Asset Mortgage Investments, Inc.
5.261% due 03/25/2037	156	156
5.752% due 07/19/2035	63	62

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	311	310

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	67	67
5.832% due 06/15/2020	195	195

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	280	277
5.983% due 02/25/2046	517	502

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	135	132

Total Mortgage-Backed Securities (Cost $4,264)		4,228

ASSET-BACKED SECURITIES 21.3%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	300	298

American Express Credit Account Master Trust
5.752% due 01/18/2011	400	400
6.252% due 02/15/2012	104	103

Asset-Backed Funding Certificates
5.191% due 01/25/2037	66	65

Bear Stearns Asset-Backed Securities, Inc.
5.191% due 01/25/2037	161	159
5.221% due 06/25/2047	87	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	180	179

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	348	346

Chase Credit Card Master Trust
5.862% due 07/15/2010	600	600

Chase Issuance Trust
5.762% due 12/15/2010	300	300
5.762% due 02/15/2011	300	299

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	595
5.530% due 02/07/2010	670	670

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	173	171
5.191% due 01/25/2037	206	204
5.201% due 01/25/2036	62	62
5.241% due 08/25/2036	500	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	$386	$384
5.181% due 07/25/2037	429	426
5.201% due 06/25/2037	78	78
5.211% due 06/25/2037	404	401
5.211% due 10/25/2037	271	269
5.311% due 09/25/2036	570	562

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	377	375
5.221% due 12/25/2037	324	322

First Franklin Mortgage Loan Asset-Backed Certificates
5.171% due 01/25/2038	156	155

First USA Credit Card Master Trust
5.774% due 04/18/2011	300	300

Fremont Home Loan Trust
5.231% due 05/25/2036	96	96

GSAMP Trust
5.201% due 12/25/2036	237	235

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	253	252

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	86	86

HSBC Asset Loan Obligation
5.191% due 12/25/2036	412	411

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	303	301

Long Beach Mortgage Loan Trust
5.211% due 02/25/2036	94	94

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	89	89
5.191% due 11/25/2036	287	285
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	597
5.872% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036	208	207

Morgan Stanley ABS Capital I
5.171% due 01/25/2037	81	81
5.181% due 11/25/2036	226	224

Option One Mortgage Loan Trust
5.181% due 01/25/2037	143	143
5.201% due 01/25/2036	95	95

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	76	76

Residential Asset Securities Corp.
5.201% due 02/25/2037	253	251

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	481	477
5.191% due 12/25/2036	169	167

SLM Student Loan Trust
3.800% due 12/15/2038	500	490
5.330% due 10/25/2012	23	23

Soundview Home Equity Loan Trust
5.191% due 12/25/2036	157	156
5.211% due 06/25/2037	169	167

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.191% due 01/25/2038		$179	$178

Structured Asset Securities Corp.
5.231% due 01/25/2037		385	380

Total Asset-Backed Securities (Cost $14,113)			14,044

SOVEREIGN ISSUES 0.8%
Korea Development Bank
5.500% due 04/03/2010		500	499

Total Sovereign Issues (Cost $500)			499

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	417

Total Foreign Currency-Denominated Issues (Cost $405)			417

SHORT-TERM INSTRUMENTS 6.3%

CERTIFICATES OF DEPOSIT 0.3%
Nordea Bank Finland PLC
5.308% due 04/09/2009		$200	200

COMMERCIAL PAPER 2.9%
Freddie Mac
4.000% due 10/01/2007		1,000	1,000

UBS Finance Delaware LLC
4.750% due 10/01/2007		900	900

			1,900

REPURCHASE AGREEMENTS 2.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		1,468	1,468

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,500. Repurchase proceeds are $1,469.)

U.S. TREASURY BILLS 0.9%
4.237% due 11/29/2007 - 12/13/2007 (a)(d)		570	565

Total Short-Term Instruments (Cost $4,134)			4,133

PURCHASED OPTIONS (f) 0.3%
(Cost $90)			188

Total Investments 143.7% (Cost $94,842)			$94,784

Written Options (g) (0.3%) (Premiums $119)			(169)

Other Assets and Liabilities (Net) (43.4%)			(28,673)

Net Assets 100.0%			$65,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $6,714 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $6,938 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

(d)	Securities with an aggregate market value of $565 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	81	$124
90-Day Eurodollar June Futures	Long	06/2008	110	47
90-Day Eurodollar March Futures	Long	03/2008	53	(2)
90-Day Eurodollar March Futures	Long	03/2009	23	9
90-Day Eurodollar September Futures	Long	09/2008	138	123
90-Day Euroyen December Futures	Long	12/2007	10	2
U.S. Treasury 10-Year Note December Futures	Long	12/2007	7	(4)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	43	18
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	8	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	26	22

				$362

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	500	(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	(1)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	(1)

						$(16)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	1,900	$(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	300	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		300	2
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		400	3
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009	EUR	400	4
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		300	2
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		100	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	$1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	1
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	11
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,200	16
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(3)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	800	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$100	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		100	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	0

							$21

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	791,809	$4,176

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	$2,000	$15	$27
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	10	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	34

							$89	$188

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$87.375	10/04/2007	$4,500	$1	$0

(g)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	16	$7	$6
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	39	16	15
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	4	3	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	7	2	1

				$28	$24

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	$1,000	$17	$28
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	27	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	9	24

							$91	$145

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	08/15/2017	$900	$911	$920
U.S. Treasury Notes	4.500%	05/15/2017	200	198	203
U.S. Treasury Notes	4.625%	02/15/2017	200	200	203

				$1,309	$1,326

(2) Market value includes $13 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2007

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	273	10/2007	$15	$0	$15
Buy	BRL	2,898	10/2007	112	0	112
Sell		2,898	10/2007	0	(103)	(103)
Buy		8,960	11/2007	46	0	46
Buy		902	03/2008	61	0	61
Buy		2,898	07/2008	92	0	92
Buy	CAD	162	11/2007	2	0	2
Buy	CNY	314	11/2007	0	0	0
Sell		314	11/2007	0	0	0
Buy	EUR	1,698	10/2007	115	0	115
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	1,234	11/2007	0	(32)	(32)
Buy	IDR	441,000	05/2008	0	(3)	(3)
Buy	INR	2,647	10/2007	2	0	2
Sell		2,647	10/2007	0	(3)	(3)
Buy		4,798	05/2008	6	0	6
Sell	JPY	201,717	10/2007	4	(21)	(17)
Buy	KRW	19,295	11/2007	0	0	0
Buy		49,759	01/2008	0	0	0
Buy		18,498	05/2008	1	0	1
Buy		117,234	08/2008	2	0	2
Buy	MXN	2,348	03/2008	1	(1)	0
Buy		988	07/2008	0	0	0
Buy	MYR	610	05/2008	0	(1)	(1)
Buy	NZD	28	10/2007	2	0	2
Buy	PHP	5,964	05/2008	1	0	1
Buy	PLN	805	01/2008	3	0	3
Buy		56	03/2008	1	0	1
Buy		659	07/2008	9	0	9
Buy	RUB	928	11/2007	1	0	1
Buy		1,005	12/2007	1	0	1
Buy		13,278	01/2008	13	0	13
Buy		1,576	07/2008	1	0	1
Buy	SEK	382	12/2007	4	0	4
Buy	SGD	290	10/2007	5	0	5
Sell		249	10/2007	0	(4)	(4)
Buy		105	02/2008	1	0	1
Buy		246	05/2008	3	0	3

				$504	$(186)	$318

42	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Georgia-Pacific Corp.
6.948% due 12/20/2012	241	236
7.264% due 12/20/2012	286	281
7.474% due 12/20/2012	3,429	3,365

HCA, Inc.
7.448% due 11/16/2013	2,587	2,542

Total Bank Loan Obligations (Cost $8,404)		8,424

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 12.9%
American Express Bank FSB
6.000% due 09/13/2017	5,200	5,183

American Express Centurion Bank
6.000% due 09/13/2017	5,100	5,084

American Express Co.
6.150% due 08/28/2017	1,600	1,618

Barclays Bank PLC
5.450% due 09/12/2012	4,500	4,531
7.434% due 09/29/2049	1,000	1,065

C10 Capital SPV Ltd.
6.722% due 12/18/2049	1,600	1,538

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,641

Citigroup, Inc.
5.240% due 12/26/2008	2,800	2,799

Deutsche Bank AG
6.000% due 09/01/2017	3,900	3,958

Ford Motor Credit Co.
5.800% due 01/12/2009	500	483
7.000% due 10/01/2013	300	271
7.250% due 10/25/2011	1,850	1,735
7.875% due 06/15/2010	300	293

General Electric Capital Corp.
5.734% due 03/12/2010	5,800	5,773

General Motors Acceptance Corp.
7.000% due 02/01/2012	3,300	3,136

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	4,800	4,914
6.750% due 10/01/2037 (a)	2,800	2,820

HSBC Finance Corp.
5.500% due 05/21/2008	2,800	2,799

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	11,600	11,734

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	4,000	3,974
6.050% due 08/15/2012	400	411

Morgan Stanley
5.410% due 05/07/2009	2,600	2,580

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,902

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049 (a)	500	510

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	2,300	2,296
5.729% due 11/20/2009	2,800	2,790

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,200	1,190

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,756

		81,784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRUALS 4.2%
Allied Waste North America, Inc.
7.250% due 03/15/2015	$100	$103
7.875% due 04/15/2013	100	104

C8 Capital SPV Ltd.
6.640% due 12/29/2049	1,500	1,463

Chesapeake Energy Corp.
7.000% due 08/15/2014	100	101

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,174

Cox Communications, Inc.
6.253% due 12/14/2007	500	501

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	1,400	1,391

Dynegy Holdings, Inc.
7.500% due 06/01/2015	200	194

El Paso Corp.
7.000% due 06/15/2017	100	102

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,176

HCA, Inc.
9.250% due 11/15/2016	200	213

International Business Machines Corp.
5.700% due 09/14/2017	2,900	2,921

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	100	101

Kohl’s Corp.
6.250% due 12/15/2017	10,000	10,008

Loews Corp.
5.250% due 03/15/2016	2,800	2,697

Nortel Networks Ltd.
10.125% due 07/15/2013	100	103

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,524

Williams Cos., Inc.
6.375% due 10/01/2010	200	202
7.500% due 01/15/2031	100	104

Xerox Corp.
9.750% due 01/15/2009	1,100	1,156

		26,338

UTILITIES 2.7%
AT&T, Inc.
4.125% due 09/15/2009	500	492

BellSouth Corp.
5.200% due 09/15/2014	1,200	1,170
5.658% due 08/15/2008	3,900	3,897

Embarq Corp.
6.738% due 06/01/2013	2,000	2,082

Enel Finance International S.A.
6.250% due 09/15/2017	7,100	7,139

NRG Energy, Inc.
7.375% due 02/01/2016	1,200	1,206

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,156

		17,142

Total Corporate Bonds & Notes (Cost $124,639)		125,264

MUNICIPAL BONDS & NOTES 0.4%
Austin Trust Various States, Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
0.000% due 11/15/2036	135	148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	$2,265	$2,274

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	100

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	299

Total Municipal Bonds & Notes (Cost $2,838)		2,821

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	2,000	1,974

Total Commodity Index-Linked Notes (Cost $2,000)		1,974

U.S. GOVERNMENT AGENCIES 95.1%
Fannie Mae
3.785% due 08/01/2010	370	358
4.187% due 11/01/2034	1,146	1,150
4.392% due 02/01/2035	728	732
4.500% due 06/01/2010 - 09/25/2020	5,772	5,707
4.601% due 08/01/2035	926	933
4.621% due 10/01/2035	946	941
4.658% due 07/01/2035	1,796	1,777
4.659% due 10/01/2035	890	888
4.724% due 10/01/2035	925	937
4.857% due 02/01/2034	805	797
4.882% due 09/01/2035	1,520	1,559
5.000% due 12/01/2018 - 08/01/2035 (f)	20,345	19,894
5.000% due 07/25/2019 - 10/01/2037	96,684	92,812
5.114% due 03/01/2036	2,654	2,657
5.234% due 02/01/2036	6,380	6,402
5.251% due 03/25/2034	30	30
5.261% due 03/25/2036	2,785	2,774
5.312% due 08/01/2036	1,504	1,509
5.363% due 07/01/2032	55	55
5.381% due 06/25/2044	84	83
5.481% due 09/25/2042	871	875
5.500% due 10/01/2022 - 12/01/2037	239,648	235,242
5.500% due 02/01/2024 - 04/01/2036 (f)	30,422	29,850
6.000% due 10/01/2037 - 11/01/2037	47,000	47,040
6.205% due 09/01/2044 - 10/01/2044	3,142	3,176
6.206% due 10/01/2044	2,305	2,326
6.500% due 07/01/2036 (f)	4,154	4,231
6.625% due 11/25/2023	268	274
6.656% due 04/25/2024	217	226
7.243% due 09/01/2031	3	3
7.500% due 12/01/2014 (f)	269	277

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	2,241	2,223
4.000% due 11/01/2013 (f)	4,811	4,704
4.000% due 05/15/2016	1,178	1,171
4.364% due 09/01/2035	2,285	2,269
4.500% due 02/15/2017 - 09/15/2020	14,042	13,856
5.000% due 12/15/2015 - 11/15/2025	55,016	54,893
5.000% due 09/01/2035 (f)	434	415
5.334% due 09/01/2035	2,475	2,475
5.500% due 03/15/2017 - 10/01/2037	10,290	10,085

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 04/01/2034 - 09/01/2037 (f)	$33,745	$33,055
5.952% due 10/15/2020	885	884
6.102% due 06/15/2031	1,638	1,631
6.152% due 11/15/2016 - 03/15/2017	8,079	8,112
6.205% due 10/25/2044	233	233

Ginnie Mae
6.125% due 11/20/2024	111	112
6.152% due 03/16/2032	43	43

Total U.S. Government Agencies (Cost $601,080)		601,676

U.S. TREASURY OBLIGATIONS 3.3%
Treasury Inflation Protected Securities (c)
2.375% due 04/15/2011	4,198	4,226
2.375% due 01/15/2027	1,239	1,254

U.S. Treasury Bonds
5.000% due 05/15/2037	12,800	13,134
8.125% due 08/15/2019	900	1,173

U.S. Treasury Notes
4.125% due 08/31/2012	900	897

Total U.S. Treasury Obligations (Cost $20,841)		20,684

MORTGAGE-BACKED SECURITIES 10.5%
Banc of America Funding Corp.
4.614% due 02/20/2036	1,164	1,153
6.144% due 01/20/2047	179	180

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	223	219
5.581% due 01/25/2034	220	219

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	2,793	2,760
4.550% due 08/25/2035	650	652
4.625% due 10/25/2035	3,534	3,470
4.750% due 10/25/2035	432	428

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	517	518
5.507% due 09/25/2035	587	586
5.819% due 11/25/2036	1,732	1,736

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	600	598

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	719	703
4.700% due 12/25/2035	1,550	1,524
4.900% due 10/25/2035	4,638	4,609

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	585	580
5.411% due 02/25/2037	965	937
5.508% due 06/25/2037	2,990	2,987
5.706% due 11/20/2035	104	104
5.706% due 03/20/2046	1,662	1,626

Countrywide Home Loan Mortgage Pass-Through Trust
5.401% due 05/25/2034	3	3
5.421% due 04/25/2035	380	372
5.451% due 03/25/2035	328	320

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	518	514

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,868	1,866

Downey Savings & Loan Association Mortgage Loan Trust
5.762% due 08/19/2045	1,563	1,527
7.195% due 07/19/2044	149	151

First Horizon Alternative Mortgage Securities
4.469% due 03/25/2035	375	377

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	$132	$131

First Republic Mortgage Loan Trust
6.102% due 11/15/2031	130	129

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	213	213

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	1,142	1,132

GSR Mortgage Loan Trust
4.540% due 09/25/2035	517	512
5.500% due 11/25/2035	588	588

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	23	23

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	1,408	1,385

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	78	78
5.231% due 01/25/2037	1,415	1,413

JPMorgan Mortgage Trust
5.023% due 02/25/2035	488	473

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	313	311

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	297	295

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	91	90
6.131% due 10/25/2035	103	102

Morgan Stanley Capital I
5.812% due 10/15/2020	1,820	1,812

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	2,177	2,105
5.531% due 03/25/2033	173	172

Residential Asset Securitization Trust
5.531% due 05/25/2033	305	302

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	364	365

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	2,367	2,315
5.411% due 02/25/2036	860	837
5.752% due 07/19/2035	420	411

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	2,269	2,242

Washington Mutual, Inc.
5.441% due 01/25/2045	286	281
5.451% due 01/25/2045	267	263
5.671% due 12/25/2027	781	781
5.777% due 07/25/2046	2,582	2,580
5.777% due 08/25/2046	2,952	2,950

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	745	733
4.318% due 07/25/2035	2,700	2,671
4.366% due 05/25/2035	427	424
4.500% due 11/25/2018	1,438	1,406
4.950% due 03/25/2036	3,711	3,668
5.240% due 04/25/2036	2,732	2,723

Total Mortgage-Backed Securities (Cost $66,787)		66,635

ASSET-BACKED SECURITIES 11.4%
ACE Securities Corp.
5.181% due 12/25/2036	1,910	1,897
5.201% due 12/25/2035	333	333
5.211% due 02/25/2036	504	503
5.281% due 12/25/2035	1,700	1,681

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American Express Credit Account Master Trust
5.932% due 11/15/2010	$2,800	$2,802

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	1	1

Argent Securities, Inc.
5.181% due 09/25/2036	1,933	1,923
5.191% due 05/25/2036	105	105
5.201% due 04/25/2036	373	373
5.211% due 03/25/2036	292	292

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	2,300	2,287

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	94	94
5.211% due 10/25/2036	2,117	2,107
5.331% due 09/25/2034	151	150
5.492% due 10/25/2036	2,235	2,217

Carrington Mortgage Loan Trust
5.196% due 07/25/2036	374	373

Chase Credit Card Master Trust
5.872% due 01/17/2011	2,160	2,160

Citigroup Mortgage Loan Trust, Inc.
5.211% due 12/25/2035	238	237
5.545% due 08/25/2036	1,534	1,527

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	1,534	1,527
5.181% due 01/25/2037	1,294	1,289
5.181% due 05/25/2037	4,367	4,343
5.181% due 12/25/2046	868	864
5.201% due 06/25/2036	578	577
5.201% due 07/25/2036	551	550
5.201% due 08/25/2036	518	518
5.261% due 07/25/2036	232	232

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	1,630	1,622

Fremont Home Loan Trust
5.191% due 01/25/2037	2,118	2,095

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	453	450

GS Auto Loan Trust
5.344% due 07/15/2008	959	959

GSAMP Trust
5.201% due 01/25/2036	413	409
5.201% due 02/25/2036	611	609
5.221% due 11/25/2035	290	286
5.421% due 03/25/2034	123	122

Home Equity Asset Trust
5.211% due 05/25/2036	527	524

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	2,209	2,189
5.211% due 12/25/2035	727	724

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036	395	394
5.261% due 04/25/2037	2,530	2,515

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,009	1,004
5.181% due 10/25/2036	2,424	2,396

Lehman XS Trust
5.211% due 04/25/2046	709	707
5.211% due 07/25/2046	1,360	1,355
5.211% due 08/25/2046	1,273	1,264

Long Beach Mortgage Loan Trust
5.201% due 03/25/2036	224	224
5.221% due 01/25/2046	477	475
5.411% due 10/25/2034	199	194

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036	$1,131	$1,127
5.211% due 05/25/2037	2,495	2,467
5.241% due 11/25/2035	292	291

MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	3,000	3,001

Morgan Stanley ABS Capital I
5.171% due 07/25/2036	1,684	1,675
5.181% due 10/25/2036	1,814	1,804
5.201% due 03/25/2036	907	904

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,164	1,165
5.450% due 10/25/2016	697	697

New Century Home Equity Loan Trust
5.201% due 08/25/2036	193	192

Quest Trust
5.691% due 06/25/2034	10	10

Residential Asset Mortgage Products, Inc.
5.211% due 01/25/2036	118	118

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,280	1,275
5.201% due 03/25/2036	215	215
5.201% due 04/25/2036	493	492
5.201% due 07/25/2036	1,189	1,185
5.211% due 01/25/2036	166	165

SLM Student Loan Trust
5.350% due 10/27/2014	1,858	1,859

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	1,151	1,148

Structured Asset Securities Corp.
4.900% due 04/25/2035	830	821

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	6	6

Total Asset-Backed Securities (Cost $72,429)		72,096

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	39	42

Panama Government International Bond
9.625% due 02/08/2011	258	289

Total Sovereign Issues (Cost $322)		331

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	$806

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	3,666

Republic of Germany
5.500% due 01/04/2031	EUR	200	320

Total Foreign Currency-Denominated Issues (Cost $4,547)			4,792

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE Index Fund		172,236	14,220

Total Exchange-Traded Funds (Cost $10,076)			14,220

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.5%

CERTIFICATES OF DEPOSIT 2.5%
Fortis Bank NY
5.265% due 06/30/2008		$2,900	2,901

Nordea Bank Finland PLC
5.282% due 12/01/2008		6,300	6,291
5.308% due 05/28/2008		2,800	2,800

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,000	1,998

Societe Generale NY
5.270% due 03/26/2008		2,000	2,000

			15,990

COMMERCIAL PAPER 21.0%
DnB NORBank ASA
5.080% due 01/04/2008		17,200	16,961

Freddie Mac
4.000% due 10/01/2007		5,700	5,700

HBOS Treasury Services PLC
5.100% due 12/17/2007		17,100	16,905

Rabobank USA Financial Corp.
5.000% due 10/01/2007		17,200	17,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Svenska Handelsbanken AB
5.100% due 12/19/2007	$17,100	$16,901

Swedbank AB
5.105% due 12/19/2007	2,400	2,372
5.410% due 10/18/2007	16,400	16,358

UBS Finance Delaware LLC
4.750% due 10/01/2007	17,500	17,493

Unicredito Italiano SpA
5.500% due 10/15/2007	16,600	16,564

Westpac Banking Corp.
5.170% due 10/15/2007	6,100	6,088

		132,542

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	180	180

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $186. Repurchase proceeds are $180.)

U.S. TREASURY BILLS 2.0%
3.878% due 11/29/2007 - 12/13/2007 (b)(d)(g)	12,790	12,666

Total Short-Term Instruments (Cost $161,445)		161,378

PURCHASED OPTIONS (i) 1.3%
(Cost $4,847)		7,911

Total Investments (e) 172.0% (Cost $1,080,255)		$1,088,206

Written Options (j) (0.8%) (Premiums $3,704)		(5,170)

Other Assets and Liabilities (Net) (71.2%)		(450,153)

Net Assets 100.0%		$632,883

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security adjusted for inflation.
(d)	Securities with an aggregate market value of $5,458 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $4,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $89,559 at a weighted average interest rate of 5.450%. On September 30, 2007, securities valued at $92,425 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $6,243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2008	206	$9
90-Day Eurodollar December Futures	Long	12/2007	221	60
90-Day Eurodollar June Futures	Long	06/2008	70	93
90-Day Eurodollar March Futures	Long	03/2009	908	1,093
Euro-Bobl 5-Year Note December Futures	Short	12/2007	185	153

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	8	$(8)
Euro-Schatz December Futures	Short	12/2007	205	81
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	128	0
Japan Government 10-Year Bond December Futures	Long	12/2007	1	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	948	(70)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	667	(281)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	588	144
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	433	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	52	80
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	475	8
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	193	330
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	177	31
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	41	4

				$1,688

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.170%		09/20/2008	$2,500	$0
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.190%		09/20/2008	2,400	(3)
Bank of America	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	12/20/2012	2,700	(8)
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	700	4
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	2
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.483%		06/20/2012	3,800	(12)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	15
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	800	(3)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.903%		06/20/2012	200	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.920%		06/20/2012	2,200	16
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	700	15
Citibank N.A.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.950%		09/20/2012	700	11
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	(4)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%		06/20/2012	400	(1)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%		06/20/2017	1,000	(7)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	52
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%	)	06/20/2017	5,000	130
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	2,600	0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	900	49
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(3)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.170%	)	06/20/2012	22,600	(84)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	59
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(54)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%	)	06/20/2017	1,900	(9)
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.250% due 12/15/2007	Buy	(0.680%	)	12/20/2017	10,000	(17)
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%	)	06/20/2017	800	6

							$130

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	$2,200	$303
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	700	(47)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	750	(52)

							$152

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010	AUD	30,600	$(71)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		15,800	(17)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	31,200	(609)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		17,100	(2)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		18,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	600	(5)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	60
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/11/2012		20,400	439
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/11/2037		2,000	(91)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		22,200	(99)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	28
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		15,600	(83)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(2)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		17,500	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009	GBP	18,000	(245)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(38)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,800	161
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	6.000%	06/19/2009		50,000	(686)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/20/2017		4,200	241
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		2,800	2
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(11)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	(6)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	89,000	(7)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016		22,000	69
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	(1)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		27,200	(48)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		57,000	(4)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,700	(28)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$25,700	1,575
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,500	(20)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		7,200	(299)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		8,200	23
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		6,200	14
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		4,500	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(343)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,200	75
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		35,200	(1,334)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	03/18/2014		11,300	44
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,900	165
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(194)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		6,300	(35)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	53
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,400	77
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	608

							$(567)

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	4,143,404	$(8,201)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	412,280	2,179
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	110,848	(599)
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	3,087,175	16,370

						$9,749

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.000	11/20/2007	455	$9	$7
Call - CME 90-Day Eurodollar March Futures	95.250	03/17/2008	226	190	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	803	15	13

				$214	$237

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$3,000	$12	$30
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	56,100	272	495
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	16,800	48	62
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.840%	11/23/2007	18,200	107	131
Call - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	4.363%	06/16/2008	13,300	102	75
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	28,700	186	269
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	29,900	104	264
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	77,300	681	1,058
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	18,000	72	108
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	17,500	87	178
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	59,800	343	472
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	20,700	74	183
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,300	54	135
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	189,600	751	2,157

							$2,893	$5,617

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	3,100	$94	$250
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		3,100	94	26
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	149
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	19
Call - OTC Euro versus Japanese yen	JPY	158.350	06/04/2008		2,000	72	100
Put - OTC Euro versus Japanese yen		158.350	06/04/2008		2,000	72	73
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		2,800	136	242
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	92
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	121
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	46
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	86
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	70
Call - OTC U.S. dollar versus Japanese yen		121.000	01/18/2008		$2,300	23	5
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	139	165
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		3,100	126	125
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	56
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	54
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	183
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	184

						$1,698	$2,046

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 10/01/2037	$84.000	10/04/2007	$75,000	$9	$0
Put - OTC Fannie Mae 5.000% due 11/01/2037	81.000	11/06/2007	66,000	7	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	55,000	6	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.938	10/04/2007	33,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	82.000	11/06/2007	5,000	1	0
Put - OTC Fannie Mae 5.500% due 12/01/2022	88.000	12/10/2007	15,000	2	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.031	12/05/2007	5,000	1	1
Put - OTC Fannie Mae 5.500% due 12/01/2037	85.125	12/05/2007	11,000	1	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	17,000	2	1
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.750	12/05/2007	78,000	9	7
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	0	0

				$42	$11

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$107.000	11/20/2007	315	$196	$226
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	273	186	113
Call - CME 90-Day Eurodollar March Futures	96.000	03/17/2008	133	76	35

				$458	$374

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$1,300	$12	$21
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	24,400	275	393
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,700	46	42
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	267	313
Put - OTC 5-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.400%	03/16/2009	22,200	279	313
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	12,500	181	208
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	209
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.500%	08/03/2009	33,600	664	951
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	125
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	9,000	74	145
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,100	52	95
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	63,200	712	1,508

							$3,162	$4,731

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	$3,500	$11	$11
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	3,500	11	11
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	4,600	7	10
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	4,600	7	5
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	1,900	15	20
Put - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	1,900	33	8

							$84	$65

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2007

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$41,000	$39,240	$39,110
Fannie Mae	5.500%	10/01/2037	109,000	106,838	106,769
Fannie Mae	5.500%	12/01/2037	7,000	6,840	6,972
Fannie Mae	6.000%	10/01/2037	30,000	30,046	30,042
Fannie Mae	6.000%	11/01/2037	1,000	1,000	1,000
U.S. Treasury Bonds	4.750%	08/15/2017	25,300	25,593	25,848
U.S. Treasury Bonds	4.750%	02/15/2037	43,800	43,967	43,612
U.S. Treasury Notes	4.125%	08/31/2012	5,500	5,469	5,509
U.S. Treasury Notes	4.500%	05/15/2017	23,300	23,357	23,644
U.S. Treasury Notes	4.750%	05/15/2014	300	307	313

				$282,657	$282,819

(3) Market value includes $1,107 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	10/2007	$559	$0	$559
Sell		54,190	10/2007	0	(773)	(773)
Buy	BRL	37,046	10/2007	1,322	0	1,322
Sell		37,046	10/2007	0	(1,281)	(1,281)
Buy		44,225	03/2008	1,578	0	1,578
Sell		4,594	03/2008	0	(141)	(141)
Sell		958	07/2008	0	(16)	(16)
Sell	CAD	411	11/2007	0	(8)	(8)
Sell	CHF	52,935	12/2007	0	(1,609)	(1,609)
Buy	CLP	8,500	03/2008	1	0	1
Buy	CNY	23,612	11/2007	26	0	26
Sell		36,261	11/2007	2	0	2
Buy		81,431	01/2008	33	0	33
Sell		32,223	01/2008	0	(28)	(28)
Buy		39,344	07/2008	57	0	57
Sell	DKK	21,583	12/2007	0	(175)	(175)
Buy	EUR	3,295	10/2007	157	0	157
Sell		162,139	10/2007	0	(10,847)	(10,847)
Buy	GBP	212	11/2007	9	0	9
Sell		79,280	11/2007	0	(2,730)	(2,730)
Sell	HKD	83,528	11/2007	0	(5)	(5)
Buy	JPY	4,633,840	10/2007	289	0	289
Sell		19,512,691	10/2007	60	(7,450)	(7,390)
Buy	KRW	1,756,042	10/2007	5	0	5
Sell		1,756,042	10/2007	0	(18)	(18)
Buy		991,290	01/2008	0	(1)	(1)
Buy		1,904,451	08/2008	21	0	21
Buy	MXN	37,996	03/2008	65	(2)	63
Buy		25,001	07/2008	7	0	7
Buy	MYR	1,682	10/2007	4	0	4
Sell		1,682	10/2007	0	(5)	(5)
Buy		1,682	08/2008	4	0	4
Sell	NOK	36,045	12/2007	0	(479)	(479)
Sell	NZD	1,055	10/2007	0	(46)	(46)
Buy	PLN	5,262	07/2008	73	0	73
Buy	RUB	49,661	12/2007	94	0	94
Buy		69,176	01/2008	39	0	39
Buy		58,722	07/2008	21	0	21
Sell	SEK	109,630	12/2007	0	(1,127)	(1,127)
Sell	SGD	5,224	10/2007	0	(54)	(54)

				$4,426	$(26,795)	$(22,369)

50	PIMCO Funds	See Accompanying Notes

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$60,500	$60,507

Ford Motor Co.
8.700% due 12/15/2013	4,975	4,837

Georgia-Pacific Corp.
6.948% due 12/20/2012	1,123	1,102
7.264% due 12/20/2012	1,333	1,309
7.474% due 12/20/2012	11,333	11,123

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	8,820
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	10,000	9,825

Total Bank Loan Obligations (Cost $114,015)		116,410

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.0%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	9,708	9,250

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,518

American Express Centurion Bank
6.000% due 09/13/2017	26,600	26,515

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,291
7.434% due 09/29/2049	8,700	9,262

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	40,470	42,238

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,773

Calabash Re II Ltd.
14.094% due 01/08/2010	5,700	5,896
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,500	2,609

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	28,722

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,517

Citigroup Funding, Inc.
5.136% due 04/23/2009	6,300	6,294

Citigroup, Inc.
5.400% due 01/30/2009	9,600	9,596
5.409% due 05/02/2008	14,100	14,104

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,734

East Lane Re Ltd.
12.356% due 05/06/2011	4,400	4,422

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,223

Foundation Re I Ltd.
9.620% due 11/24/2008	3,000	2,922

Foundation Re II Ltd.
12.270% due 11/26/2010	10,300	10,573

General Electric Capital Corp.
5.460% due 07/28/2008	3,500	3,499
5.744% due 12/12/2008	12,700	12,679

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	6,800	6,849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp. CPI Linked Bond
3.700% due 02/10/2009	$2,000	$1,935

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	3,900	3,921
7.000% due 09/27/2027	4,500	4,620

Longpoint Re Ltd.
10.944% due 05/08/2010	11,200	11,483

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	28,400	28,396

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	26,900	27,806

Mystic Re Ltd.
11.841% due 12/05/2008	6,900	6,996
14.541% due 12/05/2008	3,300	3,363

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Parametric Re Ltd.
7.421% due 11/19/2007	11,500	11,553
9.661% due 05/19/2008	1,500	1,504

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,822

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	9,000	9,024

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,347

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,309

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,300	2,306
13.110% due 01/09/2008	2,200	2,213

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,200	5,327
15.871% due 06/07/2010	23,500	24,313

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	2,000	2,143

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,939

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,015

Ventas Realty LP
8.750% due 05/01/2009	2,000	2,075

Vita Capital II Ltd.
6.260% due 01/01/2010	3,500	3,479
6.760% due 01/01/2010	5,000	5,004

Vita Capital III Ltd.
6.480% due 01/01/2012	7,900	7,854

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,100	19,924

Wachovia Bank N.A.
5.691% due 12/02/2010	30,500	30,342

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,810

		688,249

INDUSTRIALS 1.2%
Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
C8 Capital SPV Ltd.
6.640% due 12/29/2049	$7,100	$6,925

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,071

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,528
7.875% due 12/15/2007	8,200	8,231

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,133
6.375% due 10/01/2011	2,000	2,015

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,322

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,604

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,802

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,301
8.625% due 02/01/2022	6,900	8,545
9.500% due 09/15/2027	14,850	20,218

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

		143,727

UTILITIES 1.0%
BellSouth Corp.
4.240% due 04/26/2021	8,700	8,651

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,109

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,246
9.875% due 10/15/2007	4,185	4,195

Embarq Corp.
7.082% due 06/01/2016	4,600	4,776

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,634

Midwest Generation LLC
8.300% due 07/02/2009	10,119	10,296

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,919

		113,826

Total Corporate Bonds & Notes (Cost $937,381)		945,802

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,475	45,642

Total Convertible Bonds (Cost $45,041)		45,642

MUNICIPAL BONDS & NOTES 0.3%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,140	3,149

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,500	2,537

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,125	8,410

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	$1,570	$1,577

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	4,593

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	763
6.125% due 06/01/2032	740	747

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	405	425

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,300	6,202

Total Municipal Bonds & Notes (Cost $25,648)		28,403

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	61,000	60,199

Total Commodity Index-Linked Notes (Cost $61,000)		60,199

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
4.293% due 08/01/2035	406	411
4.579% due 07/01/2035	588	599
4.643% due 04/01/2035	1,163	1,164
4.666% due 05/01/2035	1,553	1,538
4.842% due 06/01/2033	337	341
5.000% due 06/25/2027 - 07/01/2037	78,691	75,424
5.000% due 08/01/2035 - 03/01/2036 (h)	15,666	14,971
5.261% due 03/25/2036	3,686	3,672
5.500% due 02/01/2033 - 10/01/2037	6,036,377	5,913,169
5.500% due 01/01/2035 - 04/01/2037 (h)	59,774	58,637
6.000% due 07/01/2036 - 10/01/2037	548,884	549,665
6.000% due 08/01/2036 - 03/01/2037 (h)	44,751	44,832
6.205% due 09/01/2044	3,167	3,197
6.206% due 10/01/2044	3,377	3,407
7.187% due 10/01/2031	562	568

Federal Housing Administration
7.430% due 12/01/2020	70	71

Freddie Mac
5.000% due 01/15/2024 - 09/01/2037	26,718	25,715
5.300% due 01/09/2012	30,000	30,280
5.411% due 09/25/2031	1,854	1,854
5.500% due 05/15/2016	10,917	11,009
6.000% due 09/01/2035 - 07/01/2037	143,002	143,211
6.102% due 12/15/2030	6,690	6,696
6.205% due 10/25/2044	10,063	10,036
6.500% due 01/25/2028	70	72
7.000% due 10/15/2030	311	310

Ginnie Mae
5.500% due 12/15/2036 - 10/01/2037	126,809	125,069
6.500% due 05/15/2028 - 04/15/2031	1,198	1,229

Total U.S. Government Agencies (Cost $7,007,925)		7,027,147

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	$1,392,722	$1,346,916
1.625% due 01/15/2015	346,467	331,580
1.875% due 07/15/2013	853,968	840,626
1.875% due 07/15/2015	618,338	602,155
2.000% due 04/15/2012	117,487	116,670
2.000% due 01/15/2014	1,252,796	1,235,180
2.000% due 07/15/2014	406,667	401,297
2.000% due 01/15/2026	612,276	584,916
2.375% due 01/15/2017	6,714	6,764
2.375% due 01/15/2025	1,279,186	1,290,879
2.375% due 01/15/2027	363,750	368,297
2.500% due 07/15/2016	304,997	310,763
3.000% due 07/15/2012	1,259,866	1,311,639
3.375% due 01/15/2012	67,390	70,886
3.375% due 04/15/2032	27,108	33,119
3.500% due 01/15/2011	409,533	427,515
3.625% due 04/15/2028	963,005	1,173,362
3.875% due 01/15/2009	401,655	410,002
3.875% due 04/15/2029	667,294	847,568
4.250% due 01/15/2010	664,606	696,227

U.S. Treasury Bonds
5.375% due 02/15/2031	700	743

Total U.S. Treasury Obligations (Cost $12,267,654)		12,407,104

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.614% due 02/20/2036	44,550	44,144

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	43,902	43,204
4.550% due 08/25/2035	24,185	24,126
4.613% due 01/25/2034	3,983	4,026
4.779% due 01/25/2034	2,269	2,289
4.879% due 01/25/2035	8,932	8,833
6.282% due 11/25/2030	423	422

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,449	2,386
4.248% due 08/25/2035	10,366	10,126
4.748% due 08/25/2035	12,376	12,256
4.900% due 12/25/2035	2,628	2,618

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	12,502	12,246

GSR Mortgage Loan Trust
4.540% due 09/25/2035	33,308	32,990

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	2,012	1,978
5.836% due 06/20/2035	1,196	1,173

Mellon Residential Funding Corp.
5.787% due 12/15/2030	683	677
5.986% due 10/20/2029	381	382

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,051	3,034

Washington Mutual, Inc.
4.229% due 03/25/2034	806	801
5.391% due 11/25/2045	7,698	7,578
5.527% due 02/27/2034	3,411	3,393

Total Mortgage-Backed Securities (Cost $217,973)		218,682

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities, Inc.
5.461% due 01/25/2036	1,618	1,596
5.581% due 03/25/2043	187	186

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	162	158

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
First USA Credit Card Master Trust
5.774% due 04/18/2011		$2,000	$2,001

GSAMP Trust
5.251% due 12/25/2035		1,737	1,734

GSR Mortgage Loan Trust
5.231% due 11/25/2030		703	696

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036		1,147	1,145

IXIS Real Estate Capital Trust
5.191% due 08/25/2036		3,323	3,316

Lehman XS Trust
5.211% due 07/25/2046		6,872	6,847
5.221% due 05/25/2046		1,493	1,487

Long Beach Mortgage Loan Trust
5.191% due 05/25/2046		2,715	2,712
5.221% due 01/25/2046		2,066	2,060

MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036		599	598

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037		7,910	7,867
5.191% due 04/25/2037		750	748
5.211% due 01/25/2037		454	454

Morgan Stanley ABS Capital I
5.201% due 03/25/2036		4,066	4,051

Nelnet Student Loan Trust
5.220% due 12/22/2014		1,372	1,371

New Century Home Equity Loan Trust
5.201% due 08/25/2036		6,498	6,474

Residential Asset Securities Corp.
5.201% due 04/25/2036		575	574
5.201% due 07/25/2036		7,904	7,878
5.211% due 01/25/2036		1,085	1,085
5.221% due 01/25/2036		260	260

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035		60	60

SACO I, Inc.
5.191% due 05/25/2036		3,338	3,244

SLM Student Loan Trust
5.360% due 01/25/2018		1,158	1,159
5.370% due 01/26/2015		378	378

Soundview Home Equity Loan Trust
5.191% due 12/25/2036		1,048	1,041

Specialty Underwriting & Residential Finance
5.211% due 12/25/2036		4,071	4,046

Total Asset-Backed Securities (Cost $65,548)			65,226

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,500	10,355

Total Sovereign Issues (Cost $10,284)			10,355

FOREIGN CURRENCY-DENOMINATED ISSUES 6.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,756

Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,004	25,294
4.250% due 12/01/2021		2,698	3,420

France Government Bond (d)
1.600% due 07/25/2011	EUR	6,419	8,980
1.600% due 07/25/2015		3,191	4,390
3.150% due 07/25/2032		6,819	11,377

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	$5,905
5.500% due 09/15/2066	GBP	12,450	23,831
5.500% due 09/15/2067	EUR	500	695
6.500% due 09/15/2067	GBP	30,600	62,319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,172	3,099
4.250% due 08/01/2014		1,700	2,413

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	2,995,980	25,320
1.100% due 12/10/2016		10,628,020	91,539
1.200% due 06/10/2017		32,109,750	277,489

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	209

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,077

Pylon Ltd.
6.224% due 12/18/2008	EUR	21,850	31,361
8.624% due 12/18/2008		40,700	58,939

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,000	7,350

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,141
4.000% due 12/01/2008		37,000	6,994

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	$291
2.500% due 05/20/2009		12,200	65,501

Total Foreign Currency- Denominated Issues (Cost $691,949)			734,690

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,839

Total Preferred Stocks (Cost $2,903)			2,839

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.9%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$96,900	96,939

Nordea Bank Finland PLC
5.282% due 12/01/2008		5,500	5,492

Societe Generale NY
5.269% due 06/30/2008		1,500	1,501

			103,932

COMMERCIAL PAPER 1.6%
Freddie Mac
4.000% due 10/01/2007		183,500	183,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$1,283	$1,283

(Dated 09/28/2007. Collaterali zed by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $1,145 and Freddie Mac 5.200% due 03/05/2019 valued at $166. Repurchase proceeds are $1,283.)

U.S. TREASURY BILLS 0.8%
3.815% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	94,765	93,776

Total Short-Term Instruments (Cost $382,701)		382,491

PURCHASED OPTIONS (k) 0.3%
(Cost $23,792)		30,186

Total Investments (g) 191.8% (Cost $21,853,814)		$22,075,176

Written Options (l) (0.3%) (Premiums $31,031)		(32,460)

Other Assets and Liabilities (Net) (91.5%)		(10,530,323)

Net Assets 100.0%		$11,512,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $27,218 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $11,129 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $271,809 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007, was $108,852 at a weighted average interest rate of 5.49%. On September 30, 2007 securities valued at $112,708 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $46,025 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,660	$2,678
90-Day Euribor June Futures	Long	06/2009	190	216
90-Day Euribor March Futures	Long	03/2009	159	186
90-Day Euribor September Futures	Short	09/2008	627	163
90-Day Eurodollar December Futures	Long	12/2007	354	70
90-Day Eurodollar December Futures	Long	12/2008	1,521	453
90-Day Eurodollar June Futures	Short	06/2008	1,308	(1,666)
90-Day Eurodollar June Futures	Long	06/2009	2,142	1,463
90-Day Eurodollar March Futures	Short	03/2008	3,734	(1,478)
90-Day Eurodollar March Futures	Long	03/2009	2,495	1,852
90-Day Eurodollar September Futures	Short	09/2008	2,592	(2,720)
90-Day Eurodollar September Futures	Long	09/2009	1,410	380
Canada Government 10-Year Bond December Futures	Long	12/2007	22	20
Euro-Bund 10-Year Bond December Futures	Short	12/2007	834	(410)
Euro-Bund December Futures Call Options Strike @ EUR 125.000	Long	12/2007	31	0
Euro-Schatz December Futures	Long	12/2007	227	(19)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	227	0
Japan Government 10-Year Bond December Futures	Short	12/2007	132	696
U.S. Treasury 2-Year Note December Futures	Long	12/2007	275	56

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Real Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,394	$689
U.S. Treasury 10-Year Note December Futures	Short	12/2007	1,941	(154)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	11,400	(214)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	688	106
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	978
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	362	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(397)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	405	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	639

				$3,615

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$88,650	$(739)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	13,000	(23)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,400	(129)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	15,000	955
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	1,200	132
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	7,000	918
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	(13)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	(16)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	4
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,900	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	36
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	11,600	(229)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	26,400	(75)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	2,500	(7)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	7,000	103
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	47,010	(348)
Bear Stearns & Co., Inc.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	7,200	(107)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,300	18
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	600	10
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	3,200	43
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	3,200	54
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	5,700	15
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	26,100	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	29,400	446
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	4,900	97
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	4,400	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	219

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	$3,200	$(16)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	3,100	(10)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	9,000	(25)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	9,600	129
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,900	(36)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	(17)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	(5)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	19,000	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	41
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	2,200	(42)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	1,100	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,200	(133)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	6
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	9,300	1,024
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	18,000	(11)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	10,330	327
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,600	(65)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	800	(10)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,600	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,100	231
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,100	236
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,700	(51)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	0.250%		12/20/2007	1,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	24,800	(499)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	22,300	520
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	15,190	444
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	8,000	100
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	16
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,700	(1,108)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	12,130	365
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	18,600	2,042
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	5,000	69
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	(6)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,700	696

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	$1,800	$19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,600	(25)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	2,100	29
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,200	162
Royal Bank of Scotland Group PLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	10,000	(530)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	7,000	(53)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	58
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	32,100	(557)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	1,500	(67)
UBS Warburg LLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)

							$4,214

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	162,100	$(96)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,200	25
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		145,000	(64)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		53,500	(397)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,900	182
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(1,510)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		614,500	(102)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	101
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(268)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		169,500	(107)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		21,200	35
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(153)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	47,600	(589)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		277,300	(3,183)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(378)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(121)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(383)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		5,200	(62)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(175)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	837
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	174
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(104)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(23)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		17,000	142
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		500	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,192
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,082
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	438
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(26)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.098%	09/28/2012		33,000	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	761
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	73
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(19)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(211)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(46)

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011	EUR	31,400	$266
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(99)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(363)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	22
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	7,771
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	(43)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	401
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	206
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	56
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(139)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(5,075)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,908)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(1,604)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		30,600	(590)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	2,966
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(439)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,366
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		96,600	115
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	1,391
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	6,956
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(369)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	(323)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		17,000	(121)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(210)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	20,330,000	(2,282)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,920,000	(217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,290,000	(170)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		33,800,000	340
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	489
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	(9)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,909,100	(2,161)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		291,700	(112)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		632,300	(618)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		271,900	(338)
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	(148)
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	(50)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$13,000	(79)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(1,093)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		238,350	3,160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		277,800	8,545
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,500	(58)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	819
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		116,600	(4,841)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	133
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,900	(51)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		210,600	2,960
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		468,700	13,884
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		37,000	(1,114)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(3,753)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(5,926)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		106,900	4,116
Goldman Sach s & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		126,700	1,677
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		264,300	1,217
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		28,700	830
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		98,800	(4,253)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,200	(217)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		14,600	966
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		170,900	5,339
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		206,300	(8,523)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	16,087
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,100	(1,531)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,411)

							$27,245

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Real Return Fund  (Cont.)

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	4,942	$93	$77
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	1,684	32	26
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	2,773	53	43
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	5,046	95	79
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	1,654	30	26
Call - CBOT U.S. Treasury 30-Year Note December Futures	138.000	11/20/2007	2,859	54	45

				$357	$296

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,270	$4,610
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	87,900	524	217
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	589	1,028

							$4,383	$5,855

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	$4,807	$1,087
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	11,292
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	1,781	4,705
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	519
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	4,285
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,147

						$18,982	$24,035

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010	$90.500	12/27/2007	$300,000	$70	$0

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	704	$362	$264
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	297	78	78
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	297	55	55

				$495	$397

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,300	$1,317	$1,581
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	871
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	1,986
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,448	1,095
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	3,405
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	1,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	254,000	3,124	3,564
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	175,800	513	207
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	822
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	5,680
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	6,851

							$26,809	$27,939

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$31,000	$152	$190
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	31,000	152	30
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,300	59	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,300	59	41
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	13,000	70	13
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	13,000	60	80

							$552	$436

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$54,400	$681	$324
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	54,400	2,494	3,364

				$3,175	$3,688

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$28,117	$28,396	0.25%

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037		$69,000	$65,960	$65,819
Fannie Mae	5.500%	11/01/2037		3,475,300	3,403,266	3,401,992
Freddie Mac	5.000%	10/01/2037		21,800	20,883	20,795
Freddie Mac	6.000%	10/01/2037		143,000	144,117	143,156
Ginnie Mae	5.500%	10/01/2037		127,000	125,532	125,234
Republic of Germany	5.625%	01/04/2028	EUR	8,400	13,079	14,054
Treasury Inflation Protected Securities	2.000%	01/15/2016		$28,401	27,767	27,928
Treasury Inflation Protected Securities	2.375%	04/15/2011		122,408	123,132	123,311
Treasury Inflation Protected Securities	2.625%	07/15/2017		54,094	55,480	56,170
Treasury Inflation Protected Securities	3.625%	01/15/2008		2,446	2,449	2,468
U.S. Treasury Bonds	4.750%	08/15/2017		101,500	103,045	103,794
U.S. Treasury Bonds	4.750%	02/15/2037		49,600	49,988	49,327
U.S. Treasury Bonds	5.375%	02/15/2031		700	740	750
U.S. Treasury Notes	3.125%	09/15/2008		177,200	175,482	176,221
U.S. Treasury Notes	3.375%	02/15/2008		147,500	147,073	147,957
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,870	21,281
U.S. Treasury Notes	4.125%	08/31/2012		123,600	123,054	123,795
U.S. Treasury Notes	4.250%	08/15/2014		3,700	3,668	3,702
U.S. Treasury Notes	4.500%	02/15/2016		108,600	109,033	109,487
U.S. Treasury Notes	4.625%	11/15/2016		125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014		$201,500	$206,380	$210,102
U.S. Treasury Notes	4.875%	08/15/2016		123,550	128,064	127,483
U.S. Treasury Notes	5.125%	05/15/2016		71,300	74,559	75,863

					$5,251,615	$5,258,700

(3) Market value includes $14,557 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments Real Return Fund (Cont.)	(Unaudited) September 30, 2007

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	338	10/2007	$0	$(8)	$(8)
Buy	BRL	261,343	10/2007	4,186	0	4,186
Sell		261,343	10/2007	0	(5,199)	(5,199)
Buy		149,049	11/2007	3,104	0	3,104
Buy		217,373	03/2008	3,723	0	3,723
Sell	CAD	27,482	11/2007	0	(532)	(532)
Sell	CHF	10,851	12/2007	0	(330)	(330)
Buy	CNY	842,319	01/2008	1,089	0	1,089
Sell		842,319	01/2008	2	(216)	(214)
Buy		942,305	03/2008	578	0	578
Sell		942,305	03/2008	0	(592)	(592)
Sell	EUR	125,750	10/2007	0	(7,730)	(7,730)
Sell	GBP	92,570	11/2007	0	(3,200)	(3,200)
Sell	JPY	54,717,827	10/2007	870	(2,341)	(1,471)
Buy	KRW	2,142,640	01/2008	2	(2)	0
Buy		35,331,252	05/2008	962	0	962
Buy	MXN	1,309,150	03/2008	18	(1,486)	(1,468)
Buy		1,675,331	07/2008	200	(29)	171
Buy	MYR	50,575	05/2008	0	(17)	(17)
Sell	NZD	9,977	10/2007	0	(113)	(113)
Buy	PLN	130,931	07/2008	2,338	0	2,338
Buy	RUB	40,606	12/2007	76	0	76
Buy		1,373,311	01/2008	1,266	0	1,266
Buy		17,945	07/2008	6	0	6
Buy	SEK	379	12/2007	4	0	4
Sell		55,272	12/2007	0	(568)	(568)
Buy	SGD	66,992	10/2007	941	0	941
Sell		66,467	10/2007	0	(928)	(928)
Buy		3,032	02/2008	25	0	25
Buy		65,676	05/2008	912	0	912

				$20,302	$(23,291)	$(2,989)

60	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.8%
American Express Bank FSB
6.000% due 09/13/2017	$300	$299

American Express Centurion Bank
6.000% due 09/13/2017	300	299

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	700	707

Barclays Bank PLC
5.450% due 09/12/2012	800	806
7.434% due 09/29/2049	100	106

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	300	313

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	96

Capital One Financial Corp.
6.750% due 09/15/2017	300	308

Citigroup Funding, Inc.
5.136% due 04/23/2009	900	899

Citigroup, Inc.
5.228% due 12/28/2009	800	797
5.400% due 01/30/2009	500	500

General Electric Capital Corp.
5.744% due 12/12/2008	500	499

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)	100	101

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	100	101

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (j)	300	300

Rabobank Nederland
5.380% due 01/15/2009	400	400

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	400	410

Rockies Express Pipeline LLC
6.448% due 08/20/2009	600	600

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.480% due 01/01/2012	300	298

Wachovia Bank N.A.
5.691% due 12/02/2010	800	796

		9,035

INDUSTRIALS 0.8%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	100

CSC Holdings, Inc.
7.875% due 12/15/2007	200	201

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	101

		1,018

UTILITIES 0.6%
BellSouth Corp.
4.240% due 04/26/2021	800	795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Embarq Corp.
7.082% due 06/01/2016	$100	$104

		899

Total Corporate Bonds & Notes (Cost $10,884)		10,952

CONVERTIBLE BONDS 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	650	667

Total Convertible Bonds (Cost $660)		667

MUNICIPAL BONDS & NOTES 0.9%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	200

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	509
6.125% due 06/01/2032	400	404

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	98

Total Municipal Bonds & Notes (Cost $1,088)		1,211

U.S. GOVERNMENT AGENCIES 59.3%
Fannie Mae
5.000% due 08/01/2035	818	781
5.500% due 03/01/2034 - 10/01/2037	61,092	59,855
6.000% due 09/01/2036 - 10/01/2037	16,263	16,286
6.205% due 09/01/2044	98	99
6.206% due 10/01/2044	97	98

Freddie Mac
4.500% due 05/15/2017	64	64
5.000% due 09/01/2035 - 09/01/2037	1,900	1,813

Total U.S. Government Agencies (Cost $79,167)		78,996

U.S. TREASURY OBLIGATIONS 155.8%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	2,508	2,400
1.875% due 07/15/2013	28,768	28,318
1.875% due 07/15/2015	12,208	11,889
2.000% due 01/15/2014	20,321	20,035
2.000% due 07/15/2014	8,942	8,824
2.000% due 01/15/2026	20,977	20,039
2.375% due 04/15/2011	52,083	52,437
2.375% due 01/15/2025	18,885	19,058
3.000% due 07/15/2012	1,273	1,325
3.375% due 04/15/2032	939	1,147
3.625% due 04/15/2028	20,863	25,421
3.875% due 04/15/2029	8,870	11,266
4.250% due 01/15/2010	5,193	5,440

Total U.S. Treasury Obligations (Cost $207,611)		207,599

MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	443	436
4.550% due 08/25/2035	261	261
4.879% due 01/25/2035	998	987

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		$160	$156
4.748% due 08/25/2035		122	120
4.900% due 12/25/2035		69	69

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035		536	525

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,256	1,243

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		544	531

Total Mortgage-Backed Securities (Cost $4,318)			4,328

ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
5.211% due 07/25/2046		107	107

Merrill Lynch Mortgage Investors, Inc.
5.211% due 01/25/2037		15	15

Residential Asset Securities Corp.
5.201% due 04/25/2036		16	17

Total Asset-Backed Securities (Cost $139)			139

FOREIGN CURRENCY-DENOMINATED ISSUES 7.6%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	217	262

France Government Bond
3.000% due 07/25/2012 (c)	EUR	1,848	2,759

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	611

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	543	775

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	150,150	1,269
1.100% due 12/10/2016		109,560	943
1.200% due 06/10/2017		271,080	2,343

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)	EUR	100	147

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,074

Total Foreign Currency-Denominated Issues (Cost $9,856)			10,183

SHORT-TERM INSTRUMENTS 4.8%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$1,700	1,701

COMMERCIAL PAPER 1.6%
Rabobank USA Financial Corp.
4.900% due 10/01/2007		2,100	2,100

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007		535	535

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $548. Repurchase proceeds are $535.)

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments  RealEstateRealReturn Strategy Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
3.852% due 11/29/2007 - 12/13/2007 (b)(d)(f)	$2,035	$2,014

Total Short-Term Instruments (Cost $6,354)		6,350

PURCHASED OPTIONS (h) 0.3%
(Cost $312)		352

Total Investments (e) 240.7% (Cost $320,389)		$320,777

Written Options (i) (0.3%) (Premiums $369)		(353)

Other Assets and Liabilities (Net) (140.4%)		(187,167)

Net Assets 100.0%		$133,257

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $708 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $1,321 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	35	$24
90-Day Euribor September Futures	Short	09/2008	12	3
90-Day Eurodollar December Futures	Long	12/2007	78	17
90-Day Eurodollar December Futures	Short	12/2008	42	(54)
90-Day Eurodollar June Futures	Long	06/2008	23	20
90-Day Eurodollar June Futures	Long	06/2009	28	60
90-Day Eurodollar March Futures	Short	03/2008	113	(48)
90-Day Eurodollar March Futures	Short	03/2009	19	(22)
90-Day Eurodollar September Futures	Short	09/2008	56	(70)
Japan Government 10-Year Bond December Futures	Long	12/2007	1	(3)
Japan Government 10-Year Bond December Futures	Short	12/2007	2	9
U.S. Treasury 5-Year Note December Futures	Short	12/2007	119	(7)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	189	139
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	237	(146)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	45	25
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	17	0

				$(96)

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$500	$1
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	700	77
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	100	13
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	1,200	(12)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	100	2
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	100	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	300	5
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	100	(6)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	200	4
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	3,500	25

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	$100	$0
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(1)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	100	1
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	400	(7)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	200	(2)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	70	2
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	100	(1)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	300	(4)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	100	0
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	100	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	500	(8)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	200	5
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	140	4
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	200	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	140	4
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	100	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	100	(1)

							$101

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,600	$(1)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		200	0
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		900	(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,300	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		2,400	(2)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		300	1
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(13)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	1,900	(3)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		600	(8)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		3,200	(37)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	100	(1)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	31
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	(14)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	114
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		800	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	0
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	332
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(3)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	34
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	3
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		300	(6)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	81
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	221
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(12)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		100	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	180,000	(20)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		30,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	5

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  RealEstateRealReturn Strategy Fund   (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	$0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,400	(26)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,300	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,200	(8)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,600	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$700	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		9,500	292
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	(18)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		23,500	699
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,300	(1,383)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,200	113
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(1)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,200	35
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	15
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,400	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,100	159
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(65)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		7,000	461
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(17)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	86
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(19)

							$1,065

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$2,769
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	9,900	1,903
Credit Suisse First Boston	Short	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	884	(32)

						$4,640

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond December Futures	$132.000	11/20/2007	222	$4	$3
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	114	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	243	5	4

				$11	$9

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	700	$22	$58
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		700	22	7
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	55
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		700	37	27
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$2,900	76	17
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,900	76	179

						$270	$343

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$85.250	11/06/2007	$7,000	$1	$0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	11,300	1	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	3,700	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	85.000	12/27/2007	28,000	7	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	82.000	10/31/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	66.000	12/13/2007	4,900	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	84.500	12/12/2007	2,100	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	77.469	10/12/2007	26,000	6	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	10/31/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	90.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	92.000	12/27/2007	4,000	1	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	68.000	10/26/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	82.000	11/02/2007	5,000	1	0
Put - OTC Treasury Inflation Protected Securities 4.250% due 01/15/2010	97.000	11/02/2007	5,000	1	0

				$31	$0

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	124	$79	$46

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$300	$14	$17
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	300	11	9
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	400	17	23
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	400	17	13
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	21	35
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	29	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	2,000	59	59
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	2,000	69	71

							$237	$246

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$900	$12	$5
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	900	41	56

					$53	$61

(j)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$297	$300	0.23%

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	11/01/2037	$39,500	$38,677	$38,667
Freddie Mac	5.000%	10/01/2037	1,900	1,820	1,813
Treasury Inflation Protected Securities	2.375%	01/15/2017	13,512	13,593	13,702
Treasury Inflation Protected Securities	2.500%	07/15/2016	309	315	317
Treasury Inflation Protected Securities	2.625%	07/15/2017	903	926	938
U.S. Treasury Bonds	4.750%	08/15/2017	900	914	920
U.S. Treasury Notes	4.125%	08/31/2012	800	797	801
U.S. Treasury Notes	4.250%	11/15/2013	8,200	8,180	8,333
U.S. Treasury Notes	4.250%	08/15/2014	100	99	100
U.S. Treasury Notes	5.125%	05/15/2016	5,100	5,333	5,426

				$70,654	$71,017

(2) Market value includes $376 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	(Unaudited) September 30, 2007

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,109	10/2007	$50	$0	$50
Sell		3,109	10/2007	0	(111)	(111)
Buy		694	11/2007	14	0	14
Buy		134	03/2008	1	0	1
Buy		3,109	07/2008	98	0	98
Sell	CAD	200	11/2007	0	(4)	(4)
Sell	CHF	181	12/2007	0	(5)	(5)
Buy	CNY	17,829	01/2008	30	0	30
Sell		17,829	01/2008	1	(1)	0
Buy		14,704	03/2008	9	0	9
Sell		14,704	03/2008	0	(9)	(9)
Sell	EUR	2,539	10/2007	0	(167)	(167)
Sell	GBP	1,421	11/2007	0	(48)	(48)
Sell	JPY	688,727	10/2007	9	(41)	(32)
Buy	KRW	22,191	01/2008	0	0	0
Buy		685,653	05/2008	19	0	19
Buy	MXN	16,396	03/2008	0	(18)	(18)
Buy		16,276	07/2008	6	0	6
Buy	MYR	604	05/2008	0	0	0
Buy	PLN	2,270	07/2008	31	0	31
Buy	RUB	1,128	12/2007	2	0	2
Buy		19,676	01/2008	17	0	17
Buy	SGD	1,130	10/2007	14	0	14
Sell		1,130	10/2007	0	(16)	(16)
Buy		37	02/2008	0	0	0
Buy		1,117	05/2008	16	0	16

				$317	$(420)	$(103)

66	PIMCO Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 36.8%

BANKING & FINANCE 27.4%
Allstate Corp.
6.125% due 05/15/2067	$200	$196

American Express Bank FSB
5.196% due 06/22/2009	200	199

American Express Credit Corp.
5.780% due 03/02/2009	30	30

American Honda Finance Corp.
5.784% due 03/09/2009	30	30

ANZ National International Ltd.
5.396% due 08/07/2009	20	20

Bank of America Corp.
5.459% due 08/02/2010	140	139
5.608% due 06/19/2009	30	30

Barclays Bank PLC
5.450% due 09/12/2012	400	403

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	200	195
5.630% due 05/18/2010	200	195
5.994% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	130	119

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.570% due 05/18/2009	120	120

CIT Group, Inc.
5.704% due 05/23/2008	30	29

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100

Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	20	20

Citigroup, Inc.
5.500% due 08/27/2012	100	101
5.660% due 05/18/2010	140	139
5.864% due 06/09/2009	10	10

Commonwealth Bank of Australia
6.024% due 03/29/2049	100	95

Credit Agricole S.A.
5.505% due 05/28/2009	100	100

Credit Suisse First Boston
5.758% due 08/15/2010	100	99

Export-Import Bank of Korea
5.711% due 06/01/2009	100	100

Ford Motor Credit Co.
6.625% due 06/16/2008	900	893
7.250% due 10/25/2011	100	94

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.610% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	130	130
6.250% due 09/01/2017	100	102

HBOS Treasury Services PLC
5.460% due 10/01/2007	100	100

HSBC Finance Corp.
5.688% due 06/19/2009	110	110
5.810% due 11/16/2009	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
International Lease Finance Corp.
5.350% due 06/26/2009	$110	$109
5.719% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.179% due 06/26/2009	80	80
5.400% due 05/07/2010	100	100
5.550% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	10	10
5.450% due 04/03/2009	30	30
5.630% due 11/16/2009	300	293

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	200	199
5.794% due 06/16/2008	20	20
5.862% due 06/16/2008	10	10

Metropolitan Life Global Funding I
5.560% due 05/17/2010	100	99

Morgan Stanley
5.390% due 04/25/2008	30	30
5.410% due 05/07/2009	100	99
5.470% due 02/09/2009	100	99

National Australia Bank Ltd.
5.765% due 09/11/2009	200	201

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	92

RBS Capital Trust III
5.512% due 09/29/2049	300	281

Residential Capital LLC
7.595% due 05/22/2009	100	85

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	99

Wachovia Corp.
5.410% due 10/28/2008	30	30

Wells Fargo & Co.
5.764% due 03/10/2008	120	120

		6,595

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	100	100

Anadarko Petroleum Corp.
6.094% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	97

DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	100	100
6.053% due 03/13/2009	10	10
6.133% due 03/13/2009	100	100

Diageo Capital PLC
5.480% due 11/10/2008	20	20

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.950% due 12/15/2007	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Mills, Inc.
5.490% due 01/22/2010	$100	$100

Home Depot, Inc.
5.819% due 12/16/2009	20	20

International Business Machines Corp.
5.700% due 09/14/2017	400	403

Kimberly-Clark Corp.
5.460% due 07/30/2010	100	100

Safeway, Inc.
5.550% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	109

Time Warner, Inc.
5.730% due 11/13/2009	200	198

Transocean, Inc.
5.869% due 09/05/2008	10	10

Walt Disney Co.
5.824% due 09/10/2009	100	100

		1,637

UTILITIES 2.6%
AT&T, Inc.
5.460% due 02/05/2010	200	200
5.785% due 11/14/2008	20	20

BellSouth Corp.
5.658% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	200	199

Dominion Resources, Inc.
5.755% due 11/14/2008	40	40

Ohio Power Co.
5.540% due 04/05/2010	100	99

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.410% due 04/03/2009	50	50

		638

Total Corporate Bonds & Notes (Cost $8,961)		8,870

U.S. GOVERNMENT AGENCIES 74.3%
Fannie Mae
5.000% due 02/25/2017	29	29
5.500% due 03/01/2037 - 08/01/2037 (d)	2,959	2,899
5.500% due 10/01/2037	3,000	2,939
6.000% due 10/01/2037	4,400	4,406
6.500% due 08/01/2036 - 06/01/2037 (d)	1,000	1,018

Freddie Mac
4.250% due 09/15/2024	58	58
5.171% due 12/25/2036	93	92
5.500% due 06/01/2037 - 08/01/2037 (d)	4,000	3,917
5.902% due 07/15/2019 - 10/15/2020	571	570
5.982% due 02/15/2019	291	290
6.000% due 09/01/2037	700	701

Ginnie Mae
6.000% due 06/15/2037 - 07/15/2037	1,000	1,007

Total U.S. Government Agencies (Cost $17,854)		17,926

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	$23	$22
2.375% due 04/15/2011	42	42
2.375% due 01/15/2027	310	314
2.625% due 07/15/2017	100	104

Total U.S. Treasury Obligations (Cost $474)		482

MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	5	5

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	5	5

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	84	82
5.331% due 06/25/2037	270	263
5.983% due 02/25/2036	32	31

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	55	54
4.796% due 11/25/2034	42	41

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	71	71

GSR Mortgage Loan Trust
5.251% due 11/25/2035	89	85

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	25	25

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	19	18

JPMorgan Mortgage Trust
5.023% due 02/25/2035	70	68

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	8	8

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	21	21

Structured Asset Securities Corp.
5.181% due 05/25/2036	20	20
5.322% due 10/25/2035	20	20

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	11	11

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	88	88

Washington Mutual, Inc.
5.713% due 01/25/2047	86	85
5.771% due 12/25/2027	56	56
5.777% due 10/25/2046	21	21
6.483% due 09/25/2046	8	8

Total Mortgage-Backed Securities (Cost $1,095)		1,086

ASSET-BACKED SECURITIES 21.9%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036	60	60

ACE Securities Corp.
5.191% due 05/25/2036	4	4
5.191% due 10/25/2036	19	19
5.211% due 10/25/2036	13	13

American Express Credit Account Master Trust
5.752% due 01/18/2011	100	100
6.252% due 02/15/2012	26	26

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	78	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Asset-Backed Funding Certificates
5.191% due 10/25/2036	$5	$5

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	20	20
5.406% due 09/25/2034	1	1

Bank One Issuance Trust
5.862% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	30	30
5.221% due 06/25/2047	86	86

BNC Mortgage Loan Trust
5.231% due 05/25/2037	90	89

Chase Credit Card Master Trust
5.862% due 07/15/2010	100	100
5.862% due 02/15/2011	10	10

Chase Issuance Trust
5.762% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	99

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	16	16
5.191% due 05/25/2037	185	183
5.201% due 01/25/2037	81	81
5.241% due 08/25/2036	100	99
5.545% due 08/25/2036	8	8

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	7	7
5.181% due 05/25/2037	90	89
5.181% due 03/25/2047	11	11
5.191% due 03/25/2037	12	12
5.211% due 10/25/2037	181	179
5.241% due 10/25/2046	6	5
5.311% due 09/25/2036	300	296

Credit-Based Asset Servicing & Securitization LLC
5.251% due 07/25/2037	97	97

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	5	5

First Franklin Mortgage Loan Asset- Backed Certificates
5.181% due 10/25/2036	69	68
5.181% due 11/25/2036	23	23
5.191% due 06/25/2036	17	17
5.221% due 01/25/2036	9	9
5.221% due 11/25/2036	7	7

First USA Credit Card Master Trust
5.774% due 04/18/2011	100	100

Fremont Home Loan Trust
5.201% due 02/25/2037	11	11

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	13	13

GSAMP Trust
5.201% due 09/25/2036	12	12
5.201% due 12/25/2036	79	78

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	50	50
5.766% due 01/20/2035	38	38

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	17	17

Indymac Residential Asset-Backed Trust
5.211% due 07/25/2037	89	89
5.261% due 04/25/2037	245	243

JPMorgan Mortgage Acquisition Corp.
5.181% due 10/25/2036	143	141
5.211% due 03/25/2037	252	250
5.380% due 04/01/2037	91	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.201% due 05/25/2046	$15	$15
5.211% due 11/25/2046	19	19
5.251% due 11/25/2036	5	5

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	20	20

MASTR Asset-Backed Securities Trust
5.211% due 05/25/2037	80	80

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.852% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.191% due 10/25/2037	22	22

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	19	19
5.181% due 07/25/2036	60	60
5.181% due 09/25/2036	18	18
5.181% due 11/25/2036	75	74
5.191% due 05/25/2037	180	178

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	26	25

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	78	77

Option One Mortgage Loan Trust
5.171% due 02/25/2037	24	24
5.191% due 07/25/2037	181	179
5.201% due 01/25/2036	24	24

Park Place Securities, Inc.
5.443% due 10/25/2034	7	7

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036	17	17

Residential Asset Securities Corp.
5.171% due 08/25/2036	8	8
5.201% due 11/25/2036	20	20
5.201% due 02/25/2037	84	84

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	87	85

Saxon Asset Securities Trust
5.191% due 11/25/2036	11	11

SBI HELOC Trust
5.301% due 08/25/2036	13	12

SLM Student Loan Trust
5.330% due 10/25/2012	1	1
5.340% due 04/25/2014	152	152
5.360% due 10/25/2016	100	100
5.370% due 10/26/2015	29	29

Soundview Home Equity Loan Trust
5.191% due 11/25/2036	68	67
5.191% due 12/25/2036	52	52
5.211% due 06/25/2037	84	84
5.361% due 06/25/2035	2	2

Specialty Underwriting & Residential Finance
5.176% due 11/25/2037	25	24

Structured Asset Securities Corp.
5.181% due 10/25/2036	20	20

USAA Auto Owner Trust
5.337% due 07/11/2008	61	61

Wachovia Auto Owner Trust
5.337% due 06/20/2008	48	48
5.340% due 07/18/2008	63	63

Wells Fargo Home Equity Trust
5.231% due 03/25/2037	88	87

Total Asset-Backed Securities (Cost $5,305)		5,271

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Korea Development Bank
5.500% due 04/03/2010		$100	$100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	300	417

Total Foreign Currency-Denominated Issues (Cost $405)			417

		SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
7.448% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.2%
Dexia S.A.
5.270% due 09/29/2008		$100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 06/30/2008	$40	$40
5.300% due 09/30/2008	100	100

Nordea Bank Finland PLC
5.071% due 03/31/2008	30	30

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.350% due 02/13/2009	30	30

Societe Generale NY
5.271% due 06/30/2008	100	100
5.271% due 03/28/2008	30	30

		530

COMMERCIAL PAPER 11.2%
Calyon N.A. LLC
5.395% due 06/29/2010	10	10

Freddie Mac
4.000% due 10/01/2007	1,000	1,000

HBOS Treasury Services PLC
5.250% due 11/01/2007	500	498

Rabobank USA Financial Corp.
4.990% due 10/01/2007	600	600

UBS Finance Delaware LLC
4.750% due 10/01/2007	600	600

		2,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$135	$135

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $140. Repurchase proceeds are $135.)

U.S. TREASURY BILLS 5.4%
4.050% due 11/29/2007 - 12/13/2007 (a)(e)	1,320	1,307

Total Short-Term Instruments (Cost $4,682)		4,680

PURCHASED OPTIONS (g) 0.2%
(Cost $28)		39

Total Investments (c) 161.3%
(Cost $38,925)		$38,892

Written Options (h) (0.2%)
(Premiums $30)		(37)

Other Assets and Liabilities (Net) (61.1%)		(14,739)

Net Assets 100.0%		$24,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $7,585 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $7,848 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $1,307 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	19	$17
90-Day Eurodollar June Futures	Long	06/2008	50	48
90-Day Eurodollar March Futures	Long	03/2008	10	12
90-Day Eurodollar March Futures	Long	03/2009	8	1
90-Day Eurodollar September Futures	Long	09/2008	22	24
90-Day Euroyen December Futures	Long	12/2007	1	0
E-mini Russell 2000 Index December Futures	Long	12/2007	257	413
Russell 2000 Index December Futures	Long	12/2007	8	126
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	5
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	4	5
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	8

				$662

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	300	13
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	100	0

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	$10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$12

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	700	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	100	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		100	1
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		100	1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	100	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		20	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	200	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$100	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		200	6
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		300	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		100	0
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		400	12

							$27

(g)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2007	9	$0	$0
Put - CME E-mini Russell 2000 Index December Futures	540.000	11/16/2007	100	4	2
Put - CME E-mini Russell 2000 Index December Futures	550.000	11/16/2007	25	1	1

				$5	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	14	18

							$21	$36

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 11/01/2037	$86.000	11/06/2007	$2,600	$0	$0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	1,590	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	4,400	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2036	91.500	11/06/2007	1,000	0	0
Put - OTC Freddie Mac 5.500% due 12/01/2037	85.000	12/05/2007	4,000	1	0

				$2	$0

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	7	$3	$3
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	11	4	4
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	2	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	2	1	0

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	13	13

							$21	$29

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$700	$705	$701

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61	10/2007	$3	$0	$3
Buy	BRL	2,193	10/2007	50	0	50
Sell		2,193	10/2007	0	(46)	(46)
Buy		139	03/2008	9	0	9
Buy		1,250	07/2008	40	0	40
Buy	CAD	83	11/2007	1	0	1
Buy	CNY	75	11/2007	0	0	0
Sell		75	11/2007	0	0	0
Buy	EUR	261	10/2007	18	0	18
Sell		298	10/2007	0	(18)	(18)
Sell	GBP	99	11/2007	0	(3)	(3)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	1,071	10/2007	1	0	1
Sell		1,071	10/2007	0	(1)	(1)
Buy		6,596	05/2008	8	0	8
Buy	JPY	22,967	10/2007	5	0	5
Sell		23,010	10/2007	0	0	0
Buy	KRW	25,889	01/2008	0	0	0
Buy		18,705	05/2008	0	0	0
Buy		34,154	08/2008	1	0	1
Buy	MXN	816	03/2008	0	0	0
Buy		143	07/2008	0	0	0
Buy	MYR	238	05/2008	0	(1)	(1)
Buy	PHP	2,798	05/2008	1	0	1
Buy	PLN	45	03/2008	1	0	1
Buy		187	07/2008	2	0	2
Buy	RUB	112	12/2007	0	0	0
Buy		3,480	01/2008	4	0	4
Buy		312	07/2008	0	0	0
Buy	SEK	94	12/2007	1	0	1
Buy	SGD	119	10/2007	2	0	2
Sell		121	10/2007	0	(2)	(2)
Buy		35	02/2008	0	0	0
Buy		115	05/2008	2	0	2
Buy	ZAR	1,979	07/2008	11	0	11

				$160	$(72)	$88

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	497	489
6.880% due 03/22/2013	113	112
6.972% due 03/22/2013	283	279

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	2,000	1,943

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	1,300	1,247

Sensata Technologies, Inc.
7.105% due 04/27/2013	2,488	2,399

SLM Corp.
6.000% due 06/30/2008	2,300	2,292

Total Bank Loan Obligations (Cost $9,111)		8,884

CORPORATE BONDS & NOTES 35.5%

BANKING & FINANCE 24.0%
Ajax Re Ltd.
11.944% due 05/08/2009	4,700	4,719

American Express Bank FSB
5.196% due 06/22/2009	2,500	2,491
5.556% due 10/20/2009	2,100	2,089

American Express Centurion Bank
5.819% due 05/07/2008	1,900	1,897
5.826% due 06/12/2009	1,900	1,892

American Express Credit Corp.
5.880% due 11/09/2009	2,100	2,090

American International Group, Inc.
5.210% due 06/23/2008	8,600	8,603

Bank of America Corp.
5.370% due 11/06/2009	500	498
5.608% due 06/19/2009	9,600	9,567

Bank of America N.A.
5.646% due 12/18/2008	800	799
5.704% due 06/12/2009	2,000	1,995
5.974% due 06/15/2016	2,300	2,266

Bank of Ireland
5.696% due 12/18/2009	5,900	5,884

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	3,000	2,928
5.630% due 05/18/2010	4,800	4,687
5.660% due 01/30/2009	2,300	2,279

Capital One Financial Corp.
6.004% due 09/10/2009	1,800	1,789

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	399

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,667
5.748% due 12/19/2008	1,500	1,453

Citigroup Funding, Inc.
5.200% due 06/26/2009	1,500	1,498

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	7,100	7,106
5.794% due 03/17/2009	2,000	2,002

Citigroup, Inc.
5.228% due 12/28/2009	3,500	3,488

Credit Agricole S.A.
5.505% due 05/28/2009	1,700	1,702
5.555% due 05/28/2010	2,000	2,003

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
East Lane Re Ltd.
11.356% due 05/06/2011	$9,500	$9,707

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	913

Export-Import Bank of Korea
5.711% due 06/01/2009	2,400	2,404
5.770% due 11/16/2010	5,900	5,919

Ford Motor Credit Co.
5.625% due 10/01/2008	2,300	2,248
6.625% due 06/16/2008	10,500	10,422
7.375% due 10/28/2009	600	589

Foundation Re II Ltd.
12.270% due 11/26/2010	2,500	2,566

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,373
5.628% due 08/15/2011	6,300	6,226

General Motors Acceptance Corp.
6.360% due 09/23/2008	7,400	7,291

GMAC LLC
5.850% due 01/14/2009	2,200	2,154

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,300	1,295
5.250% due 12/23/2008	500	499
5.300% due 12/22/2008	3,600	3,590
5.300% due 06/23/2009	3,100	3,091
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	2,500	2,501

HSBC Finance Corp.
5.824% due 09/15/2008	1,400	1,400
6.538% due 11/13/2007	10,100	10,120

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.400% due 05/07/2010	2,800	2,791

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	2,500	2,420
5.600% due 08/21/2009	1,700	1,660
5.630% due 11/10/2009	1,300	1,269
5.630% due 11/16/2009	4,900	4,784

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	5,500	5,483
5.400% due 10/23/2008	2,400	2,394
5.701% due 12/04/2009	2,300	2,283

Metropolitan Life Global Funding I
5.560% due 05/17/2010	3,700	3,672

Morgan Stanley
5.189% due 11/21/2008	1,600	1,593
5.410% due 05/07/2009	1,400	1,389
5.450% due 01/15/2010	1,400	1,383
5.470% due 02/09/2009	2,800	2,784
5.610% due 01/18/2011	3,300	3,259

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,053

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Prudential Financial, Inc.
5.853% due 06/13/2008	4,400	4,405

Residential Capital LLC
7.595% due 05/22/2009	2,300	1,958

Rockies Express Pipeline LLC
6.448% due 08/20/2009	2,800	2,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	$3,400	$3,399
5.410% due 07/21/2008	1,600	1,599

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,500	6,496

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,500	2,628

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,907

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,900	1,883

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,169
5.490% due 10/15/2011	5,700	5,640

Westpac Banking Corp.
5.758% due 06/06/2008	1,200	1,199

		246,802

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	4,100	4,105

Anadarko Petroleum Corp.
6.094% due 09/15/2009	2,000	1,989

BP AMI Leasing, Inc.
5.210% due 06/26/2009	3,900	3,902

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	3,795	3,800

Cox Communications, Inc.
6.253% due 12/14/2007	1,300	1,301

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	3,500	3,487

Equistar Chemicals LP
10.125% due 09/01/2008	686	712

General Electric Co.
5.764% due 12/09/2008	9,600	9,620

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,922

Home Depot, Inc.
5.819% due 12/16/2009	2,000	1,975

Hospira, Inc.
5.678% due 03/30/2010	2,400	2,381

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	710

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
6.180% due 12/03/2012	3,600	3,599

Reynolds American, Inc.
6.394% due 06/15/2011	500	500

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,200

Time Warner, Inc.
5.730% due 11/13/2009	10,100	9,986

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,360

Transocean, Inc.
5.869% due 09/05/2008	2,400	2,396

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	4,400	4,402

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weyerhaeuser Co.
6.210% due 09/24/2009	$2,800	$2,807

		69,190

UTILITIES 4.7%
America Movil SAB de C.V.
5.300% due 06/27/2008	2,700	2,701

AT&T, Inc.
5.460% due 02/05/2010	1,100	1,097
5.785% due 11/14/2008	2,000	2,002

CMS Energy Corp.
9.875% due 10/15/2007	7,300	7,318

Dominion Resources, Inc.
5.755% due 11/14/2008	4,460	4,463

Entergy Gulf States, Inc.
6.474% due 12/08/2008	3,000	3,012

Florida Power Corp.
5.975% due 11/14/2008	1,900	1,902

NiSource Finance Corp.
6.064% due 11/23/2009	600	596

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,505

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,914

Qwest Corp.
5.625% due 11/15/2008	2,700	2,710
8.944% due 06/15/2013	3,400	3,646

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,756

Southern California Edison Co.
5.459% due 02/02/2009	2,000	1,996

Telecom Italia Capital S.A.
5.836% due 02/01/2011	1,300	1,297

Telefonica Emisones SAU
5.888% due 06/19/2009	2,600	2,598

		48,513

Total Corporate Bonds & Notes (Cost $365,648)		364,505

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	3,000	2,961

Total Commodity Index-Linked Notes (Cost $3,000)		2,961

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
4.638% due 09/01/2035	7,782	7,747
4.694% due 12/01/2033	2,067	2,063
4.779% due 04/01/2035	6,818	6,758
5.000% due 02/25/2017 - 04/25/2033	33,256	32,609
5.251% due 03/25/2034	1,462	1,454
5.500% due 09/01/2033 - 06/01/2036	21,832	21,425
5.531% due 05/25/2031 - 11/25/2032	5,789	5,780
5.533% due 04/01/2018	54	54
5.543% due 12/01/2023 - 11/01/2028	281	284
5.544% due 02/01/2027	7	7
5.698% due 08/01/2029	37	37
6.000% due 01/01/2017 - 10/01/2033	1,319	1,339
6.118% due 09/01/2034	1,880	1,910
6.205% due 07/01/2044	441	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.260% due 12/01/2036	$1,897	$1,922
6.500% due 09/25/2008 (b)	2	0
6.944% due 11/01/2035	976	1,009
6.986% due 05/01/2022	8	9
7.000% due 02/01/2015 - 03/01/2015	1,253	1,297
7.500% due 09/01/2015 - 05/01/2016	926	958
8.000% due 03/01/2030 - 07/01/2031	176	185

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,340

Freddie Mac
4.705% due 06/01/2035	5,477	5,421
5.000% due 07/15/2024	4,455	4,460
5.500% due 08/15/2030	22	22
5.902% due 07/15/2019 - 10/15/2020	22,665	22,598
5.982% due 02/15/2019	13,096	13,062
6.000% due 03/01/2016 - 09/01/2037	7,745	7,778
6.102% due 12/15/2030	1,324	1,325
6.152% due 06/15/2018	505	506
6.198% due 07/01/2019	609	626
6.205% due 02/25/2045	2,263	2,275
6.500% due 10/25/2043	2,424	2,502
6.956% due 06/01/2022	21	22
7.028% due 12/01/2022	51	51
8.500% due 04/01/2025 - 06/01/2025	25	26

Ginnie Mae
4.000% due 07/16/2027	5	5
5.750% due 07/20/2018 - 07/20/2027	2,140	2,159
5.896% due 09/20/2030	4	4
6.125% due 12/20/2022 - 12/20/2027	438	442
6.375% due 02/20/2026 - 02/20/2028	1,038	1,048
8.000% due 04/20/2030	206	218

Total U.S. Government Agencies (Cost $154,664)		154,182

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)	15,859	15,844

Total U.S. Treasury Obligations (Cost $15,996)		15,844

MORTGAGE-BACKED SECURITIES 11.9%
Arkle Master Issuer PLC
5.732% due 11/19/2007	5,100	5,099

Banc of America Funding Corp.
4.112% due 05/25/2035	2,089	2,051

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	922	933

Bank Mart
4.567% due 03/01/2019 (k)	602	583

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	2,396	2,421
4.750% due 10/25/2035	7,162	7,094
4.771% due 11/25/2034	1,034	1,023
5.035% due 04/25/2033	696	693
5.070% due 11/25/2034	2,989	2,966
5.302% due 02/25/2033	234	238
6.090% due 01/25/2034	265	270

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,762	1,746
5.507% due 09/25/2035	645	645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$2,175	$2,166
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	1,200	1,195

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	856	854

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,936	1,929

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,673	1,619
6.000% due 10/25/2033	1,379	1,344

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	3,461	3,427
4.796% due 11/25/2034	1,877	1,856

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	624	622
6.890% due 06/25/2032	20	20
7.317% due 06/25/2032	37	37

Fund America Investors Corp. II
6.920% due 06/25/2023	15	15

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,932	1,919
5.401% due 11/25/2045	824	810

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,427	2,406

GSR Mortgage Loan Trust
5.481% due 01/25/2034	378	374

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	1,548	1,540
5.692% due 01/19/2038	4,243	4,145

Impac CMB Trust
6.265% due 10/25/2033	102	102
6.305% due 07/25/2033	1,755	1,747

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,263	1,262

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	1,230	1,224

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,395	1,352

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	344	344

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,800	1,777

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,171	2,115

Mellon Residential Funding Corp.
5.851% due 06/15/2030	4,317	4,260

Merrill Lynch Floating Trust
5.822% due 06/15/2022	6,357	6,321

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	706	701
5.341% due 02/25/2036	892	885

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	332	330
6.131% due 10/25/2035	518	509
6.973% due 01/25/2029	1,386	1,398

Morgan Stanley Capital I
5.812% due 10/15/2020	941	937

Prime Mortgage Trust
5.531% due 02/25/2019	164	164
5.531% due 02/25/2034	756	747

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resecuritization Mortgage Trust
5.379% due 04/26/2021	$1	$1

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	614	616

Salomon Brothers Mortgage Securities VII, Inc.
7.552% due 12/25/2030	702	700

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,482	1,475

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	931	906
5.752% due 07/19/2035	1,818	1,787
9.482% due 06/25/2029	855	921

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	6,344	6,323

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	1,702	1,682

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,124	3,121
5.842% due 09/15/2021	5,605	5,585

Washington Mutual, Inc.
5.401% due 12/25/2045	1,029	1,015
5.421% due 10/25/2045	568	555
5.527% due 02/27/2034	2,063	2,053
5.983% due 02/25/2046	5,269	5,118
6.183% due 11/25/2042	323	324
6.383% due 06/25/2042	1,368	1,347

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,431	2,378
4.950% due 03/25/2036	3,381	3,342

Total Mortgage-Backed Securities (Cost $123,037)		122,350

ASSET-BACKED SECURITIES 6.9%
AFC Home Equity Loan Trust
5.681% due 06/25/2028	419	409

Argent Securities, Inc.
5.201% due 04/25/2036	261	261

Asset-Backed Funding Certificates
5.191% due 01/25/2037	1,382	1,374

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035	472	471

Bear Stearns Asset-Backed Securities, Inc.
5.221% due 06/25/2047	1,212	1,204

Chase Funding Mortgage Loan Asset-Backed Certificates
5.871% due 10/25/2032	366	362

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,664

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	748	745
5.191% due 05/25/2037	18,591	18,400

Countrywide Asset-Backed Certificates
5.201% due 06/25/2037	1,640	1,627

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	370	362

First NLC Trust
5.201% due 08/25/2037	5,183	5,159

First USA Credit Card Master Trust
5.774% due 04/18/2011	4,800	4,801

Fremont Home Loan Trust
5.181% due 10/25/2036	3,723	3,698

GS Auto Loan Trust
5.344% due 07/15/2008	1,558	1,559

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.251% due 12/25/2035		$1,020	$1,019

GSR Mortgage Loan Trust
5.231% due 11/25/2030		283	280

HFC Home Equity Loan Asset-Backed Certificates
5.766% due 01/20/2035		2,040	1,995

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		1,026	1,016

JPMorgan Mortgage Acquisition Corp.
5.201% due 11/25/2036		517	514
5.380% due 04/01/2037		2,179	2,160

Lehman XS Trust
5.201% due 05/25/2046		601	600

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046		616	614
5.411% due 10/25/2034		53	52

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		4,242	4,228

Morgan Stanley ABS Capital I
5.171% due 10/25/2036		817	811

Residential Asset Securities Corp.
5.201% due 11/25/2036		1,869	1,854

Saxon Asset Securities Trust
5.191% due 11/25/2036		799	795

SLM Student Loan Trust
5.340% due 04/25/2012		1,202	1,202
5.360% due 10/25/2016		2,600	2,602

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		2,422	2,407

Structured Asset Securities Corp.
5.261% due 12/25/2035		688	687

USAA Auto Owner Trust
5.337% due 07/11/2008		1,161	1,161

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,055	1,055

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,247	1,240
5.251% due 12/25/2035		1,378	1,369

Total Asset-Backed Securities (Cost $71,161)			70,757

SOVEREIGN ISSUES 0.3%
Hydro Quebec
5.195% due 09/29/2049		1,200	1,131

Korea Development Bank
5.775% due 11/22/2012		2,200	2,191

Total Sovereign Issues (Cost $3,227)			3,322

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,825

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $7,523)			10,689

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049		913	9,809

Total Preferred Stocks (Cost $9,564)			9,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

CERTIFICATES OF DEPOSIT 1.8%
Calyon Financial, Inc.
5.340% due 01/16/2009	$3,000	$3,001

Fortis Bank NY
5.265% due 04/28/2008	1,200	1,201
5.265% due 06/30/2008	1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008	1,500	1,499
5.308% due 05/28/2008	1,600	1,600

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	600	599

Skandinav Enskilda BK
5.490% due 02/13/2009	300	300
5.670% due 10/03/2007	6,200	6,200

Societe Generale NY
5.269% due 06/30/2008	2,000	2,001

		17,901

COMMERCIAL PAPER 18.6%
Cox Communications, Inc.
6.002% due 01/15/2008	10,200	10,043

DnB NORBank ASA
5.080% due 01/04/2008	12,100	11,932

Fortis Funding LLC
5.125% due 10/01/2007	24,700	24,700

Freddie Mac
4.000% due 10/01/2007	30,000	30,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007	28,700	28,700

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	24,600	24,188

UBS Finance Delaware LLC
4.750% due 10/01/2007	27,700	27,700
5.250% due 10/18/2007	3,500	3,491

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007	30,700	30,602

		191,356

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	10,280	10,280

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/18/2009 valued at $10,486. Repurchase proceeds are $10,284.)

U.S. TREASURY BILLS 4.2%
4.013% due 11/29/2007 - 12/13/2007 (c)(g)	43,875	43,448

Total Short-Term Instruments (Cost $263,226)		262,985

PURCHASED OPTIONS (i) 0.3%
(Cost $1,378)		2,714

Total Investments (f) 100.2% (Cost $1,027,535)		$1,029,002

Written Options (j) (0.2%) (Premiums $1,389)		(2,084)

Other Assets and Liabilities (Net) 0.0%		254

Net Assets 100.0%		$1,027,172

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $1,237 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $34,917 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $58,056 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,094	$1,756
90-Day Eurodollar June Futures	Long	06/2008	1,475	1,336
90-Day Eurodollar June Futures	Long	06/2009	5	10
90-Day Eurodollar March Futures	Long	03/2008	743	448
90-Day Eurodollar March Futures	Long	03/2009	335	68
90-Day Eurodollar September Futures	Long	09/2008	590	1,230
90-Day Euroyen December Futures	Long	12/2007	206	48
E-mini S&P 500 Index December Futures	Long	12/2007	10,457	35,618
S&P 500 Index December Futures	Long	12/2007	538	8,404
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	915	(132)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	31	33
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	81	141
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	457	236
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	68
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	81	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	162
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	312	329

				$49,797

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$2,000	$0
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	5,000	(7)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	1,800	(14)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	1,300	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	4,200	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,200	(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	3,200	2
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	3,200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,600	(3)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	5,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	1,500	(3)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	3,800	98
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	3,200	20
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	1,300	15
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	6,200	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	5,200	8
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	1,000	(6)

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	$6,300	$(2)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,000	27
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	5,600	31
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	3,000	(33)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,200	1
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,200	(2)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	2,200	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	6,000	(881)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	3,900	8
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(22)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,400	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	5,300	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	3,200	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	6,000	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	15
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	500	9
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	3,100	49
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	700	(2)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,000	0

						$(727)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	$(7)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	22
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	20
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,100	13
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	43
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,500	40
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(117)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(185)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	291
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	110
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(37)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$102,300	(42)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(22)

							$156

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus .030%	05/15/2008	18,069	$2,060

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$122.000	11/20/2007	676	$13	$10
Call - CBOT U.S. Treasury 30-Year Note December Futures	133.000	11/20/2007	825	15	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	676	13	11
Put - CME S&P 500 Index December Futures	775.000	12/20/2007	400	11	0
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	660	19	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	700	20	9

				$91	$43

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$3,500	$18	$31
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	27,000	78	99
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	34,500	191	272
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	53,400	265	543
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	32
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	124,700	470	1,419

							$1,035	$2,396

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$3,000	$126	$137
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	138

					$252	$275

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	676	$165	$253
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	676	212	148

				$377	$401

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,500	$17	$24
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,000	75	68
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	15,000	183	194
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	23,000	276	378
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	41,600	448	993

							$1,012	$1,683

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$603	$583	0.06%

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments StocksPLUS® Fund (Cont.)	(Unaudited) September 30, 2007

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,000	$8,823	$8,816

(m)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,056	10/2007	$163	$0	$163
Sell		47	10/2007	0	(3)	(3)
Buy	BRL	59,126	10/2007	3,080	0	3,080
Sell		59,126	10/2007	0	(1,670)	(1,670)
Buy		17,497	03/2008	1,114	0	1,114
Buy		59,126	07/2008	1,480	0	1,480
Buy	CAD	2,665	11/2007	35	0	35
Buy	CNY	15,519	11/2007	26	0	26
Sell		15,519	11/2007	0	(12)	(12)
Buy		9,454	01/2008	1	0	1
Sell		9,454	01/2008	0	(10)	(10)
Buy	EUR	4,663	10/2007	315	0	315
Sell	GBP	3,760	11/2007	0	(137)	(137)
Buy	IDR	7,056,000	05/2008	0	(40)	(40)
Buy	INR	28,655	10/2007	22	0	22
Sell		28,655	10/2007	0	(29)	(29)
Buy		76,489	05/2008	97	0	97
Buy	JPY	855,548	10/2007	54	0	54
Sell		1,116,622	10/2007	26	0	26
Buy	KRW	1,332,772	05/2008	22	0	22
Buy		4,742,342	08/2008	85	0	85
Buy	MXN	59,720	03/2008	11	(20)	(9)
Buy		4,221	07/2008	2	0	2
Buy	MYR	9,670	05/2008	4	(26)	(22)
Buy	NZD	517	10/2007	33	0	33
Sell		11,459	10/2007	0	(130)	(130)
Buy	PHP	104,141	05/2008	23	0	23
Buy	PLN	16,761	07/2008	228	0	228
Buy	RUB	24,216	11/2007	49	0	49
Buy		74,460	12/2007	142	0	142
Buy		148,990	01/2008	180	0	180
Buy		12,608	07/2008	5	0	5
Buy	SGD	8,557	10/2007	158	0	158
Sell		8,619	10/2007	0	(119)	(119)
Buy		1,175	02/2008	9	0	9
Buy		8,259	05/2008	115	0	115

				$7,479	$(2,196)	$5,283

78	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	204	201
6.880% due 03/22/2013	47	46
6.972% due 03/22/2013	116	114

Tell Group PLC
7.070% due 08/09/2011	691	667

Total Bank Loan Obligations (Cost $2,957)		3,028

CORPORATE BONDS & NOTES 25.6%

BANKING & FINANCE 21.6%
Ajax Re Ltd.
11.944% due 05/08/2009	400	402

American Express Bank FSB
5.196% due 06/22/2009	2,300	2,291
6.000% due 09/13/2017	1,000	997

American Express Centurion Bank
6.000% due 09/13/2017	1,000	997

American Express Credit Corp.
5.880% due 11/09/2009	1,200	1,194

American International Group, Inc.
5.050% due 10/01/2015	100	95

Bank of America Corp.
5.370% due 11/06/2009	400	398
5.736% due 09/18/2009	800	801

Bank of America N.A.
5.505% due 02/27/2009	1,000	997

Bank of Ireland
5.696% due 12/18/2009	1,500	1,496

Barclays Bank PLC
5.450% due 09/12/2012	6,000	6,042

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	1,600	1,562
5.660% due 01/30/2009	700	694
5.760% due 07/19/2010	2,600	2,556

BNP Paribas
5.186% due 06/29/2049	1,200	1,101

Calabash Re II Ltd.
14.094% due 01/08/2010	1,000	1,034
15.294% due 01/08/2010	1,000	1,066
16.594% due 01/08/2010	800	835

Citigroup Funding, Inc.
5.200% due 06/26/2009	500	499

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	600	601

Citigroup, Inc.
5.228% due 12/28/2009	1,900	1,894
6.000% due 08/15/2017	1,900	1,948
6.125% due 08/25/2036	1,200	1,192

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	96

Ford Motor Credit Co.
6.625% due 06/16/2008	12,800	12,705

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,090
5.430% due 01/20/2010	3,000	2,987
5.628% due 08/15/2011	2,200	2,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GMAC LLC
6.000% due 12/15/2011	$100	$92

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,000	996
5.250% due 12/23/2008	500	498
5.300% due 12/22/2008	1,500	1,496
5.300% due 06/23/2009	1,000	997
5.610% due 11/16/2009	800	799
6.250% due 09/01/2017	1,200	1,228

HBOS PLC
5.920% due 09/29/2049	100	91

HSBC Finance Corp.
5.630% due 05/10/2010	400	399
5.784% due 03/12/2010	3,500	3,476

JPMorgan Chase & Co.
5.179% due 06/26/2009	500	500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,315

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	94

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	900	887
5.450% due 04/03/2009	2,400	2,363
6.200% due 09/26/2014	1,800	1,810

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	997
5.585% due 08/22/2008	400	400
5.665% due 08/14/2009	1,200	1,192
6.050% due 08/15/2012	1,200	1,232

MetLife, Inc.
6.400% due 12/15/2036	300	286

Morgan Stanley
5.189% due 11/21/2008	500	498

Mystic Re Ltd.
11.841% due 12/05/2008	800	811

Petroleum Export Ltd.
5.265% due 06/15/2011	80	80

Resona Bank Ltd.
5.850% due 09/29/2049	200	188

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	500

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	3,300	3,298

SLM Corp.
5.500% due 07/27/2009	400	385

State Street Capital Trust IV
6.694% due 06/15/2037	100	91

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,025

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	100

Wachovia Bank N.A.
5.330% due 10/03/2008	500	499

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,700
5.490% due 10/15/2011	1,500	1,484
5.671% due 12/01/2009	200	200

		86,049

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 2.8%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	$800	$796

AstraZeneca PLC
5.900% due 09/15/2017	300	305
6.450% due 09/15/2037	200	208

CODELCO, Inc.
6.150% due 10/24/2036	100	98

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	300	298

HJ Heinz Co.
6.428% due 12/01/2008	100	102

International Business Machines Corp.
5.700% due 09/14/2017	5,800	5,842

Peabody Energy Corp.
7.875% due 11/01/2026	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Rohm & Haas Co.
6.000% due 09/15/2017	400	402

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Transocean, Inc.
5.869% due 09/05/2008	500	499

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	1,700	1,701

		11,162

UTILITIES 1.2%
AT&T, Inc.
5.460% due 02/05/2010	400	399

Enel Finance International S.A.
6.800% due 09/15/2037	2,200	2,247

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	637

Qwest Corp.
7.625% due 06/15/2015	500	526

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	275

Telefonica Emisones SAU
5.888% due 06/19/2009	700	700

		4,784

Total Corporate Bonds & Notes (Cost $102,159)		101,995

MUNICIPAL BONDS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	398

Total Municipal Bonds (Cost $389)		398

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 92.2%
Fannie Mae
3.855% due 08/01/2033	127	127
4.344% due 09/01/2033	968	963

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.673% due 05/25/2035	$100	$99
4.898% due 06/01/2033	320	319
5.000% due 11/01/2017 - 03/01/2036 (e)	17,468	17,094
5.000% due 04/25/2033 - 10/01/2037	7,024	6,701
5.191% due 12/25/2036	341	338
5.251% due 03/25/2034	241	240
5.287% due 01/01/2036	369	368
5.481% due 03/25/2044	836	830
5.500% due 10/01/2022 - 10/01/2037	77,452	75,963
5.500% due 05/01/2032 - 09/01/2037 (e)	138,102	135,444
5.531% due 11/25/2032	81	82
5.545% due 05/01/2036	15	15
6.000% due 10/01/2037	56,000	56,079
6.118% due 09/01/2034	75	76
6.205% due 07/01/2044	138	139
6.260% due 12/01/2036	66	67
6.500% due 10/01/2035 - 09/01/2037 (e)	10,000	10,185
7.000% due 09/01/2013 (e)	10	10
8.000% due 12/01/2030 (e)	3	3

Freddie Mac
4.205% due 03/01/2034	478	480
4.500% due 10/01/2007	23	23
5.500% due 08/15/2030	3	3
5.500% due 05/01/2037 - 09/01/2037 (e)	13,000	12,732
5.902% due 07/15/2019 - 10/15/2020	12,276	12,240
5.982% due 02/15/2019	4,365	4,354
6.000% due 06/01/2037 - 10/01/2037	12,600	12,617
6.000% due 09/01/2037 (e)	8,000	8,011
6.205% due 02/25/2045	78	78
7.198% due 02/01/2024	20	20
8.000% due 01/01/2017 (e)	22	24

Ginnie Mae
6.000% due 12/15/2036 - 09/15/2037	9,000	9,059
6.375% due 03/20/2027	4	4
8.000% due 02/15/2030 (e)	2	2

Small Business Administration
4.750% due 07/01/2025	1,161	1,126
5.520% due 06/01/2024	1,276	1,294

Total U.S. Government Agencies (Cost $369,016)		367,209

U.S. TREASURY OBLIGATIONS 17.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	11,310	10,938
1.875% due 07/15/2013	3,964	3,902
2.000% due 07/15/2014	7,393	7,296
2.000% due 01/15/2016	2,309	2,258
2.000% due 01/15/2026	630	601
2.375% due 04/15/2011	1,048	1,055
2.375% due 01/15/2025	663	669
2.625% due 07/15/2017	1,106	1,140
3.000% due 07/15/2012	9,959	10,368
3.500% due 01/15/2011	2,869	2,994

U.S. Treasury Bonds
4.750% due 08/15/2017	16,800	17,008

U.S. Treasury Notes
4.125% due 08/31/2012	10,000	9,951

Total U.S. Treasury Obligations (Cost $68,171)		68,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$309	$306

Arkle Master Issuer PLC
5.732% due 11/19/2007	1,600	1,600

Banc of America Funding Corp.
4.112% due 05/25/2035	504	495
6.144% due 01/20/2047	541	542

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	154	155
6.500% due 09/25/2033	48	48

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	167	169
5.035% due 04/25/2033	7	7
5.070% due 11/25/2034	1,146	1,137
5.302% due 02/25/2033	1	1
6.090% due 01/25/2034	17	17

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	634	629
5.374% due 05/25/2035	1,124	1,127
5.507% due 09/25/2035	237	236

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	163	160

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	528	511
6.000% due 10/25/2033	126	122

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	1,329	1,315
4.796% due 11/25/2034	718	710
5.250% due 02/20/2036	151	150
5.401% due 05/25/2034	46	45

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	2,135	2,132

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	398	396

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	644	640
5.211% due 01/25/2047	725	709

GSR Mortgage Loan Trust
5.251% due 11/25/2035	713	682
5.308% due 06/25/2034	522	521
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	9,900	9,806

Impac CMB Trust
6.305% due 07/25/2033	81	80

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	236	235

JPMorgan Mortgage Trust
5.023% due 02/25/2035	423	410

MASTR Asset Securitization Trust
5.500% due 09/25/2033	38	37

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	18	18
5.341% due 02/25/2036	260	258

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173
6.131% due 10/25/2035	138	135
6.973% due 01/25/2029	144	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.500% due 04/25/2017	$1	$1

Prime Mortgage Trust
5.531% due 02/25/2019	18	18
5.531% due 02/25/2034	105	104

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	499	473

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	243	243

Structured Asset Mortgage Investments, Inc.
5.752% due 07/19/2035	573	564

Structured Asset Securities Corp.
5.322% due 10/25/2035	608	603

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	567	561

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	1	1

Washington Mutual, Inc.
5.421% due 10/25/2045	122	119
5.527% due 02/27/2034	68	68
5.771% due 12/25/2027	1,288	1,277
5.983% due 02/25/2046	413	401
6.183% due 11/25/2042	105	106
6.383% due 08/25/2042	67	67

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	878	859
4.950% due 03/25/2036	660	652
4.991% due 10/25/2035	4,716	4,686

Total Mortgage-Backed Securities (Cost $36,552)		36,665

ASSET-BACKED SECURITIES 11.5%
ACE Securities Corp.
5.181% due 12/25/2036	205	203

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	18	17

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	399	397
5.291% due 05/25/2035	126	126

Bank One Issuance Trust
5.862% due 12/15/2010	4,400	4,402

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	759	754
5.211% due 10/25/2036	302	301

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	2,718	2,698

Chase Credit Card Master Trust
5.862% due 02/15/2011	1,000	1,000

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	6,337	6,299
5.211% due 06/25/2037	565	561
5.611% due 12/25/2031	100	98

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	18	18

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	994	980
5.181% due 12/25/2036	589	585
5.201% due 12/25/2037	2,830	2,809

First USA Credit Card Master Trust
5.774% due 04/18/2011	1,600	1,600

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.181% due 10/25/2036	$2,014	$2,001
5.191% due 01/25/2037	454	449

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	455	453

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	847	843
5.181% due 10/25/2036	2,353	2,325

Lehman XS Trust
5.201% due 05/25/2046	188	188

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	828	826
5.171% due 11/25/2036	2,246	2,234
5.411% due 10/25/2034	13	13

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	646	642

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	2,200	2,201

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	410	409
5.201% due 08/25/2036	1,622	1,617

Morgan Stanley ABS Capital I
5.181% due 10/25/2036	259	258

Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	2,325	2,310

Option One Mortgage Loan Trust
5.181% due 07/25/2036	326	325

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	959	956
5.231% due 08/25/2046	2,419	2,398

Soundview Home Equity Loan Trust
5.211% due 01/25/2037	2,491	2,474

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	93	93

Total Asset-Backed Securities (Cost $46,108)		45,863

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015	100	97

Total Sovereign Issues (Cost $99)		97

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	$173

Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	284

General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,780

Total Foreign Currency-Denominated Issues (Cost $3,137)			3,237

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.448% due 12/31/2049		217	2,331

Total Preferred Stocks (Cost $2,294)			2,331

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.1%

CERTIFICATES OF DEPOSIT 3.4%
Calyon Financial, Inc.
5.340% due 01/16/2009	$1,200	1,201

Dexia S.A.
5.270% due 09/29/2008	4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008	1,500	1,501
5.300% due 09/30/2008	1,100	1,100

Nordea Bank Finland PLC
5.267% due 03/31/2008	500	500
5.308% due 05/28/2008	500	500

Skandinav Enskilda BK
5.670% due 10/03/2007	1,900	1,900

Societe Generale NY
5.271% due 06/30/2008	2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008	600	599

		13,703

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 11.6%
Calyon N.A. LLC
5.395% due 06/29/2010	$100	$100

Cox Communications, Inc.
6.002% due 01/15/2008	4,400	4,332

Swedbank AB
5.680% due 10/16/2007	11,800	11,772

UBS Finance Delaware LLC
5.500% due 10/15/2007	11,800	11,775

Unicredito Italiano SpA
5.500% due 10/15/2007	2,400	2,395

Westpac Banking Corp.
5.250% due 11/02/2007	15,800	15,726

		46,100

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,395	3,395

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,467. Repurchase proceeds are $3,396.)

U.S. TREASURY BILLS 6.3%
3.849% due 11/29/2007 - 12/13/2007 (a)(c)(f)	25,220	24,968

Total Short-Term Instruments (Cost $88,279)		88,166

PURCHASED OPTIONS (h) 0.5%
(Cost $953)		1,889

Total Investments (d) 180.8% (Cost $721,114)		$720,045

Written Options (i) (0.4%) (Premiums $1,070)		(1,560)

Other Assets and Liabilities (Net) (80.4%)		(320,164)

Net Assets 100.0%		$398,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal Amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $4,501 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $177,145 at a weighted average interest rate of 5.43%. On September 30, 2007, securities valued at $183,240 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $24,473 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	292	$445
90-Day Eurodollar June Futures	Long	06/2008	960	974
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2009	30	26
90-Day Eurodollar September Futures	Long	09/2008	362	457
90-Day Euroyen December Futures	Long	12/2007	71	14

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2007	825	$2,777
S&P 500 Index December Futures	Long	12/2007	879	13,817
U.S. Treasury 10-Year Note December Futures	Long	12/2007	263	(148)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	12	13
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	41	65
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	150	16
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	30
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	71	41
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	65	86
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31	38

				$18,653

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$3,600	$(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,000	(7)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	4,000	(6)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,500	(3)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,600	(2)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	2,300	3
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	500	27
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	1,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	1,600	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	200	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	1,500	(19)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	300	(1)
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	400	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	1,500	84
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,000	4
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	2,400	(6)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	1,900	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,000	14
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	200	(1)

						$141

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013	AUD	1,400	$(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		1,900	15
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		13,900	(11)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	1,700	(3)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		400	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		700	9
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		2,000	16
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	17
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,900	18
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,100	20
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		2,500	24
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,900	14
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		600	(18)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	(3)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		900	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	(3)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	4
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(19)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		7,400	97
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		800	21
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		500	(16)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		100	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	90
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(273)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,100	26
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	194
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008	JPY	760,000	(3)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		4,700	(5)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$400	(2)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		2,000	40
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,000	(4)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(1)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(5)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,000	(7)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022		100	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	50
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,400	(3)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,500	(63)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		900	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(42)

							$195

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$130.000	11/20/2007	50	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	218	4	3
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	332	9	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	300	9	4
Put - CME S&P 500 Index December Futures	850.000	12/20/2007	160	5	2
Put - CME S&P 500 Index December Futures	675.000	12/21/2007	110	3	0

				$31	$10

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$24,500	$118	$216
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	9,000	26	33
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	12,000	90	161
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	73
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	35,200	125	311
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	22,900	113	233
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	27,300	160	215
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,500	29	66
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	9,000	32	80
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	42,800	154	487

							$898	$1,875

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Freddie Mac 6.000% due 12/01/2037	$104.625	12/05/2007	$12,600	$2	$2
Put - OTC Fannie Mae 5.000% due 12/01/2037	80.500	12/05/2007	7,000	1	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	32,000	4	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	61,000	7	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	9,000	1	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	51,100	6	1
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	8,000	1	0
Put - OTC Ginnie Mae 6.000% due 11/01/2037	89.000	11/13/2007	9,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	90.500	12/21/2007	5,000	1	0

				$24	$4

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	104	$44	$37
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	253	108	95
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	29	19	12
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	51	14	11

				$185	$155

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$10,500	$117	$169
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	2,000	25	23
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	5,000	86	140
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	52
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	15,300	127	247
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	10,000	120	164
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	6,700	89	87
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	5,000	61	70
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,500	32	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	3,000	31	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	14,300	148	341

							$885	$1,405

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$17,000	$16,772	$16,652
Freddie Mac	6.000%	10/01/2037	12,600	12,692	12,614
U.S. Treasury Bonds	4.750%	08/15/2017	16,800	17,000	17,178
U.S. Treasury Notes	4.125%	08/31/2012	10,000	9,946	10,016
U.S. Treasury Notes	4.500%	05/15/2017	8,300	8,298	8,421
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,302	1,319

				$66,010	$66,200

(2) Market value includes $370 of interest payable on short sales.

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,487	10/2007	$82	$0	$82
Sell		17	10/2007	0	(1)	(1)
Buy	BRL	14,042	10/2007	596	0	596
Sell		14,042	10/2007	0	(478)	(478)
Buy		491	11/2007	9	0	9
Buy		10,393	03/2008	705	0	705
Buy		14,042	07/2008	416	0	416
Buy	CAD	1,190	11/2007	17	0	17
Buy	CLP	64,260	03/2008	4	0	4
Buy	CNY	3,651	11/2007	4	0	4
Sell		3,651	11/2007	0	(2)	(2)
Buy		1,888	01/2008	0	0	0
Sell		1,888	01/2008	0	(2)	(2)
Buy	EUR	1,162	10/2007	79	0	79
Sell		1,985	10/2007	0	(119)	(119)
Sell	GBP	1,551	11/2007	0	(51)	(51)
Buy	IDR	2,469,600	05/2008	0	(14)	(14)
Buy	INR	18,763	10/2007	15	0	15
Sell		18,763	10/2007	0	(19)	(19)
Buy		30,404	05/2008	37	0	37
Buy	JPY	387,739	10/2007	24	0	24
Sell		407,114	10/2007	10	0	10
Buy	KRW	659,907	01/2008	4	0	4
Buy		323,459	05/2008	8	0	8
Buy		500,512	08/2008	9	0	9
Buy	MXN	18,517	03/2008	10	(9)	1
Buy		5,611	07/2008	4	0	4
Buy	MYR	3,221	05/2008	1	(9)	(8)
Buy	NZD	200	10/2007	13	0	13
Buy	PHP	37,343	05/2008	8	0	8
Buy	PLN	672	03/2008	15	0	15
Buy		3,945	07/2008	52	0	52
Buy	RUB	7,407	11/2007	15	0	15
Buy		21,234	12/2007	41	0	41
Buy		46,348	01/2008	49	0	49
Buy		6,181	07/2008	2	0	2
Buy	SGD	3,595	10/2007	62	0	62
Sell		3,518	10/2007	0	(48)	(48)
Buy		602	02/2008	5	0	5
Buy		3,653	05/2008	50	0	50
Buy	ZAR	39	07/2008	0	0	0

				$2,346	$(752)	$1,594

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 43.7%

BANKING & FINANCE 30.9%
American Express Centurion Bank
5.674% due 04/17/2009	$1,200	$1,196

American Honda Finance Corp.
5.784% due 03/09/2009	500	500

ANZ National International Ltd.
5.396% due 08/07/2009	1,100	1,097

Bank of America Corp.
5.608% due 06/19/2009	1,700	1,694
6.000% due 09/01/2017	300	308

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	400	396
5.510% due 04/29/2008	900	899
5.590% due 08/21/2009	200	195

BNP Paribas
5.186% due 06/29/2049	200	184

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	192

Calabash Re II Ltd.
14.094% due 01/08/2010	400	414
15.294% due 01/08/2010	400	426

CIT Group, Inc.
5.510% due 01/30/2009	1,100	1,061
5.704% due 05/23/2008	100	98
5.748% due 12/19/2008	100	97

Citigroup Funding, Inc.
5.136% due 04/23/2009	100	100
5.200% due 06/26/2009	200	200
5.714% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	299
5.228% due 12/28/2009	300	299
5.500% due 08/27/2012	900	911
6.000% due 08/15/2017	300	308
6.125% due 08/25/2036	100	99

Ford Motor Credit Co.
6.625% due 06/16/2008	5,300	5,261

Foundation Re II Ltd.
12.270% due 11/26/2010	400	411

General Electric Capital Corp.
5.430% due 01/20/2010	700	697
5.734% due 03/12/2010	100	100

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	200	199
5.300% due 12/22/2008	200	199
5.460% due 07/29/2008	400	400
5.470% due 11/10/2008	300	299
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	20	20
6.250% due 09/01/2017	600	614

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	599

HSBC Bank USA N.A.
5.864% due 06/10/2009	300	299

HSBC Finance Corp.
5.420% due 10/21/2009	200	199
5.824% due 09/15/2008	1,000	1,000

HSBC Holdings PLC
6.500% due 05/02/2036	400	405

International Lease Finance Corp.
5.719% due 05/24/2010	1,500	1,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Chase & Co.
5.550% due 10/02/2009	$500	$500

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	303

Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	200	194
5.450% due 10/22/2008	500	497
5.450% due 04/03/2009	300	295
5.580% due 07/18/2011	300	287
5.630% due 11/10/2009	200	195

MBNA Corp.
5.790% due 05/05/2008	1,100	1,103

Merrill Lynch & Co., Inc.
5.794% due 06/16/2008	1,600	1,600

MetLife, Inc.
6.400% due 12/15/2036	100	95

Morgan Stanley
5.470% due 02/09/2009	900	895
5.485% due 11/09/2007	600	600
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.841% due 12/05/2008	300	304

National Australia Bank Ltd.
5.765% due 09/11/2009	400	401

Pricoa Global Funding I
5.440% due 01/25/2008	600	600

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300
6.990% due 10/29/2049 (a)	2,700	2,755

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	700	700
5.420% due 10/21/2008	600	599

SLM Corp.
5.570% due 07/25/2008	1,300	1,282

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	186

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	93

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	96

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.250% due 03/23/2009	800	799

Wachovia Corp.
5.410% due 10/28/2008	600	600
5.490% due 10/15/2011	200	198

Wells Fargo & Co.
5.270% due 03/23/2010	800	797
5.764% due 03/10/2008	800	801

		41,562

INDUSTRIALS 8.6%
Anadarko Petroleum Corp.
6.094% due 09/15/2009	500	497

AstraZeneca PLC
5.900% due 09/15/2017	100	102
6.450% due 09/15/2037	100	104

Comcast Corp.
5.660% due 07/14/2009	400	398

CSC Holdings, Inc.
7.250% due 07/15/2008	1,000	1,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	$300	$298
6.053% due 03/13/2009	200	199
6.133% due 03/13/2009	300	299

Diageo Capital PLC
5.480% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	99

General Electric Co.
5.764% due 12/09/2008	400	401

International Business Machines Corp.
5.700% due 09/14/2017	2,000	2,014

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	101

Rohm & Haas Co.
6.000% due 09/15/2017	100	100

Safeway, Inc.
5.550% due 03/27/2009	1,300	1,302

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	328

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	709
5.625% due 08/14/2009	500	500

Time Warner, Inc.
5.730% due 11/13/2009	1,500	1,483

Transocean, Inc.
5.869% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	101

		11,541

UTILITIES 4.2%
AT&T, Inc.
5.648% due 05/15/2008	200	200
5.785% due 11/14/2008	1,300	1,301

BellSouth Corp.
5.658% due 08/15/2008	400	400
5.682% due 11/15/2007	500	500

Enel Finance International S.A.
6.800% due 09/15/2037	700	715

Florida Power Corp.
5.975% due 11/14/2008	700	701

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	97

Southern California Edison Co.
5.459% due 02/02/2009	200	200

Telefonica Emisones SAU
5.888% due 06/19/2009	1,000	999

TXU Electric Delivery Co.
6.069% due 09/16/2008	600	594

		5,707

Total Corporate Bonds & Notes (Cost $58,893)		58,810

MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	95	90

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	$25	$25

Total Municipal Bonds (Cost $120)		115

U.S. GOVERNMENT AGENCIES 61.2%
Fannie Mae
4.119% due 06/01/2034	614	614
4.338% due 03/01/2035	51	52
4.462% due 09/01/2035	272	271
4.554% due 07/01/2035	204	204
4.638% due 09/01/2035	273	272
4.657% due 12/01/2033	108	110
4.694% due 12/01/2033	76	76
4.832% due 06/01/2035	298	296
4.906% due 10/01/2034	30	31
4.989% due 06/01/2035	280	279
5.000% due 10/01/2035 - 03/01/2036 (e)	8,616	8,234
5.000% due 10/01/2037	1,000	954
5.481% due 09/25/2042	219	221
5.500% due 10/01/2022 - 10/01/2037	13,000	12,755
5.500% due 04/01/2034 - 08/01/2037 (e)	17,644	17,292
6.000% due 01/01/2036 - 10/01/2036 (e)	9,810	9,833
6.000% due 10/01/2037	11,000	11,015
6.500% due 08/01/2037 (e)	2,000	2,037
6.944% due 11/01/2035	42	44

Freddie Mac
4.705% due 06/01/2035	479	474
4.906% due 11/01/2034	184	184
5.000% due 12/15/2020 - 01/15/2024	207	207
5.500% due 08/15/2030 - 09/01/2037 (e)	5,000	4,897
5.902% due 07/15/2019 - 10/15/2020	5,234	5,218
5.982% due 02/15/2019	1,746	1,742
6.000% due 09/01/2037 (e)	3,000	3,004
6.152% due 06/15/2018	30	30

Ginnie Mae
6.000% due 02/15/2036 - 09/15/2037	2,000	2,013

Small Business Administration
5.520% due 06/01/2024	20	20

Total U.S. Government Agencies (Cost $82,400)		82,379

U.S. TREASURY OBLIGATIONS 5.6%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	225	222
2.000% due 01/15/2016	525	513
2.000% due 01/15/2026	420	401
2.375% due 04/15/2011	314	317
2.375% due 01/15/2027	3,303	3,345
2.625% due 07/15/2017	502	518
3.000% due 07/15/2012	2,200	2,290

Total U.S. Treasury Obligations (Cost $7,551)		7,606

MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	44	44

Banc of America Funding Corp.
4.112% due 05/25/2035	72	71

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	$428	$429

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	185	183
4.771% due 11/25/2034	155	153
5.070% due 11/25/2034	477	473
6.090% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	13	13
5.507% due 09/25/2035	59	59

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	82	80
4.900% due 12/25/2035	138	138

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	450	446
5.411% due 02/25/2037	743	721

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	549	544
4.796% due 11/25/2034	292	289
5.250% due 02/20/2036	75	75
5.371% due 04/25/2035	39	39

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	73	73

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	354	339

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	1,179	1,173
5.722% due 05/19/2035	65	64

JPMorgan Mortgage Trust
5.023% due 02/25/2035	140	135

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	141	140

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	77	76

Mellon Residential Funding Corp.
5.787% due 12/15/2030	573	568
5.851% due 06/15/2030	8	7

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	393	394
5.341% due 02/25/2036	74	74

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	182	173

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	192	194
5.316% due 08/25/2034	261	263
6.383% due 01/25/2035	136	137

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	72	70

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	243	240

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	946	943

Washington Mutual, Inc.
5.321% due 04/25/2045	38	38
5.777% due 10/25/2046	771	766
6.183% due 11/25/2042	45	45

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	405	396
4.950% due 03/25/2036	330	326

Total Mortgage-Backed Securities (Cost $10,618)		10,611

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp.
5.191% due 10/25/2036		$345	$342

American Express Credit Account Master Trust
6.252% due 02/15/2012		311	310

Argent Securities, Inc.
5.181% due 09/25/2036		99	99

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035		8	8
5.406% due 09/25/2034		71	70

Carrington Mortgage Loan Trust
5.196% due 02/25/2036		18	18

Citigroup Mortgage Loan Trust, Inc.
5.191% due 05/25/2037		748	742

Countrywide Asset-Backed Certificates
5.181% due 03/25/2047		275	273
5.201% due 06/25/2037		234	232
5.611% due 12/25/2031		1	1

GSR Mortgage Loan Trust
5.231% due 11/25/2030		20	19

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		158	156

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036		108	108

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036		1,056	1,050
5.211% due 02/25/2036		20	20
5.221% due 01/25/2046		60	59
5.411% due 10/25/2034		10	10

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036		204	203

Park Place Securities, Inc.
5.443% due 10/25/2034		325	310

Residential Asset Mortgage Products, Inc.
5.211% due 10/25/2036		337	334

Residential Asset Securities Corp.
5.201% due 11/25/2036		267	265

SLM Student Loan Trust
5.340% due 04/25/2012		207	207
5.350% due 10/27/2014		1,212	1,212
5.360% due 01/25/2016		174	174
5.360% due 01/25/2018		97	97
5.370% due 01/26/2015		17	17

Soundview Home Equity Loan Trust
5.191% due 06/25/2036		137	137

Structured Asset Securities Corp.
5.181% due 10/25/2036		331	328
5.261% due 12/25/2035		59	59

Wells Fargo Home Equity Trust
5.251% due 12/25/2035		240	238

Total Asset-Backed Securities (Cost $7,148)			7,098

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		13	14

Total Sovereign Issues (Cost $14)			14

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	426

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	1,900	$2,641

Total Foreign Currency-Denominated Issues (Cost $2,946)			3,067

		SHARES
PREFERRED STOCKS 0.7%
DG Funding Trust
7.448% due 12/31/2049		85	913

Total Preferred Stocks (Cost $904)			913

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 7.5%
Barclays U.S. Funding Corp.
5.520% due 10/15/2007		$3,800	3,792

Svenska Handelsbanken AB
5.540% due 10/15/2007		1,700	1,696

UBS Finance Delaware LLC
5.500% due 10/15/2007		800	798

Unicredito Italiano SpA
5.500% due 10/15/2007		3,800	3,792

			10,078

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$3,865	$3,865

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,944. Repurchase proceeds are $3,866.)

U.S. TREASURY BILLS 7.1%
3.853% due 11/29/2007 - 12/13/2007 (b)(f)	9,725	9,621

Total Short-Term Instruments (Cost $23,593)		23,564

PURCHASED OPTIONS (h) 0.6%
(Cost $420)		780

Total Investments (d) 144.8% (Cost $194,607)		$194,957

Written Options (i) (0.5%) (Premiums $472)		(642)

Other Assets and Liabilities (Net) (44.3%)		(59,654)

Net Assets 100.0%		$134,661

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $1,555 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $43,895 at a weighted average interest rate of 5.44%. On September 30, 2007, securities valued at $45,296 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $9,621 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	328	$582
90-Day Eurodollar June Futures	Long	06/2008	295	297
90-Day Eurodollar June Futures	Long	06/2009	1	2
90-Day Eurodollar March Futures	Long	03/2008	123	95
90-Day Eurodollar March Futures	Long	03/2009	73	18
90-Day Eurodollar September Futures	Long	09/2008	32	61
90-Day Euroyen December Futures	Long	12/2007	23	5
E-mini S&P 500 Index December Futures	Long	12/2007	160	486
S&P 500 Index December Futures	Short	12/2007	382	(3,746)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	4	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	21	37
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	93	24
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	12	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	41	23
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	30	42
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	33	48

				$(2,005)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(19)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	1,300	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	300	(1)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011	500	2
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011	500	(2)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	500	8
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	1,400	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	800	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	900	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007	700	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.680%	09/20/2008	700	(9)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	1,200	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	700	(2)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	800	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016	500	28
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	100	0

						$22

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	4,200	$(3)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	700	(1)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		200	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		500	0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		300	4
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.980%	01/02/2012		800	6
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	6
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		1,100	7
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		200	4
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		1,300	13
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		800	6
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		300	(9)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		600	0
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	18
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,000	39
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	(7)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	45
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	18
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	0
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	100
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	(4)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		2,000	(2)

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$100	$0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	2,400	48
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	400	(2)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	400	(3)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	1,900	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	200	4
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	700	(7)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2012	100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	300	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	400	(1)

						$269

(h)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index December Futures	$1,900.000	12/20/2007	288	$8	$0
Call - CME S&P 500 Index December Futures	1,950.000	12/20/2007	33	1	0

				$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$13,000	$63	$115
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	5,000	14	18
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	5,000	37	67
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	18
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	11,000	39	97
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	6,000	24	36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	11,900	59	121
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,100	105	143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	14	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	11	27
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	9,000	26	103

							$405	$780

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 12/01/2037	$80.000	12/05/2007	$1,000	$0	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.375	10/04/2007	10,000	1	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	14,000	2	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.250	10/04/2007	16,000	2	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	89.250	11/06/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.031	12/05/2007	2,000	1	0
Put - OTC Fannie Mae 6.500% due 11/01/2037	91.000	11/06/2007	2,000	0	0

				$6	$0

(i)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	43	$18	$15
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	98	42	37
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	12	8	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	15	4	3

				$72	$60

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$5,500	$62	$89
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	1,000	13	11
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	2,000	35	56
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	13
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,000	41	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	3,000	28	28
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	5,000	60	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	53	52
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	4,000	49	56
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,500	12	24
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	3,000	25	72

							$400	$582

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$2,800	$2,799	$2,841
U.S. Treasury Notes	4.625%	02/15/2017	500	501	507

				$3,300	$3,348

(2) Market value includes $60 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	464	10/2007	$24	$0	$24
Buy	BRL	16,627	10/2007	397	0	397
Sell		16,627	10/2007	0	(298)	(298)
Buy		2,366	03/2008	148	0	148
Buy		8,313	07/2008	249	0	249
Buy	CAD	377	11/2007	6	0	6
Buy	CNY	14,289	11/2007	10	0	10
Sell		14,289	11/2007	0	(12)	(12)
Buy		1,014	01/2008	0	0	0
Sell		1,014	01/2008	0	(1)	(1)
Sell	EUR	1,886	10/2007	0	(113)	(113)
Sell	GBP	611	11/2007	0	(19)	(19)
Buy	IDR	970,200	05/2008	0	(6)	(6)
Buy	INR	6,654	10/2007	5	0	5
Sell		6,654	10/2007	0	(7)	(7)
Buy		12,168	05/2008	15	0	15
Buy	JPY	172,754	10/2007	23	0	23
Sell		177,200	10/2007	4	0	4
Buy	KRW	253,981	01/2008	0	0	0
Buy		130,557	05/2008	3	0	3
Buy		313,301	08/2008	6	0	6
Buy	MXN	7,953	03/2008	3	(4)	(1)
Buy		2,307	07/2008	1	0	1
Buy	MYR	1,061	05/2008	1	(4)	(3)
Buy	NZD	72	10/2007	5	0	5
Buy	PHP	2,396	05/2008	1	0	1
Buy	PLN	247	03/2008	6	0	6
Buy		1,598	07/2008	22	0	22
Buy	RUB	4,009	11/2007	7	0	7
Buy		11,429	12/2007	22	0	22
Buy		18,554	01/2008	20	0	20
Buy		4,571	07/2008	2	0	2
Buy	SEK	987	12/2007	10	0	10
Buy	SGD	619	10/2007	10	0	10
Sell		591	10/2007	0	(8)	(8)
Buy		575	02/2008	5	0	5
Buy		584	05/2008	8	0	8

				$1,013	$(472)	$541

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$59,800	$59,807

Georgia-Pacific Corp.
6.948% due 12/20/2012	882	866
7.264% due 12/20/2012	1,048	1,028
7.474% due 12/20/2012	8,905	8,740

HCA, Inc.
7.448% due 11/16/2013	19,800	19,454

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	4,900
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	7,000	6,878

Total Bank Loan Obligations (Cost $118,204)		120,560

CORPORATE BONDS & NOTES 10.1%

BANKING & FINANCE 7.8%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	7,000	6,670

American Express Bank FSB
6.000% due 09/13/2017	23,900	23,824

American Express Centurion Bank
5.819% due 05/07/2008	7,000	6,989
6.000% due 09/13/2017	24,800	24,721

Atlantic & Western Re Ltd.
11.610% due 01/09/2009	15,000	15,143

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,563

Barclays Bank PLC
0.000% due 09/24/2008	235,000	296,518
7.434% due 09/29/2049	8,500	9,049

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	26,500	27,658

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	4,959

C10 Capital SPV Ltd.
6.722% due 12/31/2049	1,000	962

Calabash Re II Ltd.
14.094% due 01/08/2010	4,900	5,069
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	2,400	2,392

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,536

Citigroup Funding, Inc.
5.136% due 04/23/2009	5,000	4,995

Citigroup, Inc.
5.228% due 12/28/2009	49,400	49,234
5.400% due 01/30/2009	4,600	4,598

Danske Bank A/S
5.914% due 12/29/2049	3,000	2,886

East Lane Re Ltd.
12.356% due 05/06/2011	4,300	4,321

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
7.250% due 10/25/2011	$15,825	$14,843
7.800% due 06/01/2012	1,000	952
7.875% due 06/15/2010	5,400	5,282
8.000% due 12/15/2016	200	187

Foundation Re II Ltd.
12.270% due 11/26/2010	10,500	10,779

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,770
5.390% due 10/26/2009	10,700	10,649
5.460% due 10/21/2010	4,500	4,453
5.744% due 12/12/2008	10,200	10,183

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	8,600	8,662

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,592

HSBC Finance Corp.
5.420% due 10/21/2009	600	597
5.500% due 05/21/2008	400	400

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	5,500	5,440

Longpoint Re Ltd.
10.944% due 05/08/2010	11,900	12,200

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	27,000	26,996

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,230
6.400% due 08/28/2017	24,100	24,912

Morgan Stanley
5.189% due 11/21/2008	3,100	3,086
5.600% due 01/22/2009	3,000	2,994

Mystic Re Ltd.
11.841% due 12/05/2008	6,600	6,692
14.541% due 12/05/2008	1,000	1,019

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	2,000	2,005

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	231

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,207

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,400	2,406
12.110% due 01/09/2008	4,300	4,322
13.110% due 01/09/2008	300	302

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	14,100	14,443
15.871% due 06/07/2010	12,400	12,829

Rockies Express Pipeline LLC
6.448% due 08/20/2009	11,600	11,597

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	3,997

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	4,900	4,897

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vita Capital II Ltd.
6.260% due 01/01/2010	$3,500	$3,479
6.760% due 01/01/2010	5,500	5,504

Vita Capital III Ltd.
6.460% due 01/01/2011	300	299
6.480% due 01/01/2012	8,000	7,953

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	19,000	18,834

Wachovia Bank N.A.
5.691% due 12/02/2010	27,200	27,059

World Savings Bank FSB
5.746% due 03/02/2009	2,700	2,709

		892,855

INDUSTRIALS 1.0%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,053

C8 Capital SPV Ltd.
6.640% due 12/29/2049	6,500	6,340

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,033

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,407
7.875% due 12/15/2007	7,600	7,628

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,819
6.375% due 10/01/2011	8,000	8,060

El Paso Corp.
6.375% due 02/01/2009	5,600	5,634

HCA, Inc.
9.250% due 11/15/2016	5,000	5,325

Kraft Foods, Inc.
6.000% due 02/11/2013	11,350	11,697

Mandalay Resort Group
6.500% due 07/31/2009	2,000	2,020
9.500% due 08/01/2008	1,100	1,130

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	276
8.625% due 02/01/2022	200	248
9.250% due 03/30/2018	8,300	10,462

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,900

Service Corp. International
6.500% due 03/15/2008	3,455	3,463

Valero Energy Corp.
6.625% due 06/15/2037	10,000	10,182

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,200

		115,877

UTILITIES 1.3%
BellSouth Corp.
4.240% due 04/26/2021	59,500	59,162

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	4,000	4,010

Dominion Resources, Inc.
5.755% due 11/14/2008	1,800	1,801

Embarq Corp.
7.082% due 06/01/2016	4,200	4,361

Enel Finance International S.A.
5.700% due 01/15/2013	57,000	57,507

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Midwest Generation LLC
8.300% due 07/02/2009	$10,108	$10,285

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	4,711	4,741

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,507

Qwest Corp.
5.625% due 11/15/2008	1,000	1,004

		144,480

Total Corporate Bonds & Notes (Cost $1,090,998)		1,153,212

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,950	46,130

Total Convertible Bonds (Cost $45,406)		46,130

MUNICIPAL BONDS & NOTES 0.2%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,247

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,275	1,279

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,000	2,030

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,129

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,270	1,275

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	4,188

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,211

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,028

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,115	3,271

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,700	5,612

Total Municipal Bonds & Notes (Cost $20,022)		22,270

COMMODITY INDEX-LINKED NOTES 26.8%
ABN AMRO Bank NV
5.170% due 03/07/2008	106,800	131,892

American International Group, Inc.
0.000% due 03/20/2008	114,000	126,002

Bank of America N.A.
5.040% due 10/22/2007	122,000	171,791

Calyon Financial, Inc.
0.000% due 08/16/2008	97,000	108,938

Commonwealth Bank of Australia
0.000% due 09/30/2008	122,000	159,351

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit Suisse First Boston
5.255% due 01/14/2008 (m)	$94,700	$133,010

Eksportfinans ASA
5.356% due 06/18/2008	196,500	212,825

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	52,785

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	128,858

Landesbank Baden-Wurttemberg
0.000% due 10/25/2007	197,000	270,923

Lehman Brothers Treasury Co. BV
0.000% due 05/15/2008	100,000	108,838

Merrill Lynch & Co., Inc.
0.000% due 05/30/2008	50,000	54,298
5.360% due 03/24/2008	98,000	119,867

Morgan Stanley
0.000% due 02/06/2008	150,000	199,063

Natixis Financial Products, Inc.
0.000% due 05/30/2008	75,000	81,349
5.160% due 05/09/2008	86,000	96,736

Rabobank Nederland
0.000% due 07/22/2008	200,000	229,642

Svensk ExportKredit AB
5.140% due 05/19/2008	88,000	95,376
5.600% due 10/25/2007 (m)	125,000	171,979

TD NY LLC
0.000% due 01/17/2008	217,000	314,660

UBS AG
5.510% due 03/12/2008	81,000	103,124

Total Commodity Index-Linked Notes (Cost $2,460,000)		3,071,307

U.S. GOVERNMENT AGENCIES 30.7%
Fannie Mae
4.643% due 04/01/2035	582	582
4.666% due 05/01/2035	1,242	1,231
5.000% due 07/01/2035 - 09/01/2035 (h)	20,762	19,840
5.000% due 10/01/2035 - 03/01/2036	7,138	6,821
5.261% due 03/25/2036	3,058	3,046
5.500% due 07/01/2033 - 10/01/2037	2,688,574	2,633,807
5.500% due 02/01/2036 - 04/01/2036 (h)	11,931	11,696
5.950% due 02/25/2044	9,973	9,992
6.000% due 06/01/2031 - 10/01/2037	398,518	399,093
6.000% due 07/01/2036 - 04/01/2037 (h)	89,082	89,241
6.205% due 07/01/2044 - 09/01/2044	3,338	3,369
6.206% due 10/01/2044	2,727	2,752

Freddie Mac
5.000% due 01/15/2018 - 06/01/2037	33,115	32,207
5.500% due 05/15/2016	10,676	10,765
5.982% due 02/15/2019	111,850	111,562
6.000% due 07/01/2032 - 08/01/2037	132,201	132,383
6.152% due 11/15/2016 - 03/15/2017	3,218	3,231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.500% due 04/15/2037 - 10/01/2037	$19,804	$19,528
5.500% due 06/15/2037 - 08/15/2037 (h)	17,053	16,820

Total U.S. Government Agencies (Cost $3,484,937)		3,507,966

U.S. TREASURY OBLIGATIONS 98.5%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,979,567	1,914,459
1.625% due 01/15/2015	211,398	202,314
1.875% due 07/15/2013	582,146	573,051
1.875% due 07/15/2015	915,887	891,918
2.000% due 04/15/2012	168,424	167,253
2.000% due 01/15/2014	518,309	511,021
2.000% due 07/15/2014	785,588	775,215
2.000% due 01/15/2016	340,553	332,997
2.000% due 01/15/2026	348,107	332,551
2.375% due 01/15/2017	110,453	111,281
2.375% due 01/15/2025	1,218,282	1,229,418
2.375% due 01/15/2027	199,138	201,628
2.500% due 07/15/2016	406,450	414,135
3.000% due 07/15/2012	721,548	751,200
3.375% due 01/15/2012	5,572	5,861
3.375% due 04/15/2032	57,620	70,396
3.500% due 01/15/2011	276,835	288,990
3.625% due 04/15/2028	907,118	1,105,266
3.875% due 01/15/2009	99,765	101,839
3.875% due 04/15/2029	658,587	836,508
4.250% due 01/15/2010	429,309	449,735

Total U.S. Treasury Obligations (Cost $11,258,569)		11,267,036

MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	866	864

Arkle Master Issuer PLC
5.732% due 11/19/2007	14,400	14,397

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	38,683	38,077
4.550% due 08/25/2035	21,599	21,548
4.879% due 01/25/2035	9,667	9,560

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	3,336	3,328

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	1,604	1,564
4.248% due 08/25/2035	9,750	9,524
4.748% due 08/25/2035	10,833	10,728
4.900% due 12/25/2035	2,282	2,273

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,428	6,468

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	6,251	6,048
5.411% due 12/25/2035	991	981
5.576% due 09/20/2046	4,718	4,701
5.676% due 02/20/2047	14,696	14,343

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	7,203	7,056

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 02/25/2037	1,334	1,333
5.231% due 10/25/2036	8,502	8,496

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	6,761	6,718

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.540% due 09/25/2035	$23,190	$22,968

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	3,830	3,813
5.722% due 05/19/2035	2,789	2,732

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	3,347	3,344

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	8,366	8,322

Residential Accredit Loans, Inc.
5.431% due 08/25/2035	3,765	3,669

Securitized Asset Sales, Inc.
7.594% due 11/26/2023	102	101

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	5,931	5,907

Structured Asset Securities Corp.
5.181% due 05/25/2036	648	643
5.322% due 10/25/2035	6,487	6,429

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	1,144	1,143

Thornburg Mortgage Securities Trust
5.241% due 03/25/2046	1,147	1,143
5.241% due 11/25/2046	1,621	1,602
5.251% due 10/25/2046	22,133	21,812

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	41,348	41,197

Washington Mutual, Inc.
5.777% due 07/25/2046	17,170	17,151
5.793% due 12/25/2046	3,914	3,851
6.183% due 11/25/2042	1,090	1,094
6.483% due 11/25/2046	3,140	3,146

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	5,476	5,377
4.110% due 06/25/2035	5,513	5,486

Total Mortgage-Backed Securities (Cost $329,547)		328,937

ASSET-BACKED SECURITIES 2.0%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	423	423

ACE Securities Corp.
5.181% due 07/25/2036	4,049	4,031

Argent Securities, Inc.
5.181% due 10/25/2036	8,468	8,404

Asset-Backed Funding Certificates
5.191% due 11/25/2036	1,587	1,578
5.481% due 06/25/2034	8,986	8,783

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,246	1,239

Bank One Issuance Trust
5.862% due 12/15/2010	1,700	1,701

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,174	1,165
5.211% due 10/25/2036	1,512	1,505
5.461% due 01/25/2036	1,344	1,325
5.581% due 03/25/2043	178	177

Chase Credit Card Master Trust
5.872% due 02/15/2010	3,100	3,100

Chase Issuance Trust
5.762% due 12/15/2010	3,960	3,959

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	3,207	3,193

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	$9,991	$9,944
5.181% due 01/25/2037	5,559	5,541
5.181% due 03/25/2037	6,003	5,975
5.191% due 09/25/2046	3,573	3,560
5.241% due 10/25/2046	8,632	8,592

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	19,580	19,301

Fremont Home Loan Trust
5.181% due 10/25/2036	1,526	1,516
5.191% due 01/25/2037	1,437	1,422
5.301% due 01/25/2036	1,485	1,481

GSAMP Trust
5.171% due 10/25/2046	2,848	2,833
5.201% due 10/25/2036	744	718

GSR Mortgage Loan Trust
5.231% due 11/25/2030	195	193

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	1,920	1,906

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	3,163	3,152

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,494	1,488
5.181% due 07/25/2036	3,230	3,215
5.181% due 08/25/2036	8,660	8,599
5.201% due 11/25/2036	2,182	2,171
5.341% due 06/25/2035	130	130

Lehman XS Trust
5.211% due 07/25/2046	5,409	5,389
5.211% due 11/25/2046	9,969	9,773

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	402	401
5.171% due 11/25/2036	1,474	1,466

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	308	307
5.211% due 01/25/2036	479	479

MBNA Credit Card Master Note Trust
5.505% due 09/15/2010	2,000	2,001
5.852% due 12/15/2011	1,300	1,298

Merrill Lynch Mortgage Investors, Inc.
5.181% due 05/25/2037	6,097	6,064
5.191% due 04/25/2037	587	586
5.191% due 10/25/2037	5,826	5,783
5.201% due 07/25/2037	5,898	5,855
5.211% due 01/25/2037	381	381

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	393	391
5.171% due 06/25/2036	848	845
5.171% due 10/25/2036	5,843	5,802
5.181% due 09/25/2036	5,125	5,096

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,347	1,337

Option One Mortgage Loan Trust
5.171% due 02/25/2037	787	784
5.181% due 07/25/2036	652	649

Park Place Securities, Inc.
5.391% due 09/25/2035	517	513

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	2,110	2,103

Residential Asset Securities Corp.
5.201% due 04/25/2036	460	459
5.201% due 11/25/2036	17,453	17,328
5.221% due 01/25/2036	198	198

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036		$2,115	$2,097

SLM Student Loan Trust
5.330% due 10/25/2012		474	474
5.330% due 07/25/2013		851	851
5.340% due 04/25/2012		1,071	1,071

Soundview Home Equity Loan Trust
5.181% due 10/25/2036		6,772	6,732
5.191% due 11/25/2036		4,391	4,367
5.231% due 10/25/2036		2,064	2,054
5.361% due 06/25/2035		239	238

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		808	802
5.176% due 11/25/2037		921	915

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		910	900

Structured Asset Securities Corp.
5.181% due 10/25/2036		9,661	9,565

WFS Financial Owner Trust
3.590% due 10/19/2009		1,836	1,827

Total Asset-Backed Securities (Cost $231,274)			229,501

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,400	10,246

Total Sovereign Issues (Cost $10,175)			10,246

FOREIGN CURRENCY-DENOMINATED ISSUES 5.3%
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,965	26,451

Credit Logement S.A.
5.016% due 06/23/2015	EUR	1,400	2,003

France Government Bond
3.000% due 07/25/2012 (d)		11,203	16,722
3.150% due 07/25/2032 (d)		1,098	1,833

General Electric Capital Corp.
5.500% due 09/15/2067		34,400	47,819
6.500% due 09/15/2067	GBP	9,400	19,144

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	4,343	6,198
2.350% due 09/15/2035 (d)		10,636	14,734

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,495,490	46,445
1.100% due 12/10/2016		10,627,320	91,533
1.200% due 06/10/2017		27,258,600	235,566

Pylon Ltd.
6.224% due 12/18/2008	EUR	3,700	5,311
8.624% due 12/18/2008		4,300	6,227

Republic of Germany
5.625% due 01/04/2028		8,400	13,548

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,200	7,644

Svenska Handelsbanken AB
4.910% due 03/16/2015		2,900	4,103

Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,368

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	64,427

Total Foreign Currency-Denominated Issues (Cost $588,411)			612,076

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,713

Total Preferred Stocks (Cost $2,775)		2,713

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 1.3%
Abbey National Treasury Services PLC
5.276% due 07/02/2008	$91,300	91,337

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,304

Fortis Bank NY
5.074% due 06/30/2008	900	900
5.265% due 04/28/2008	7,200	7,203

Nordea Bank Finland PLC
5.071% due 03/31/2008	3,600	3,598
5.682% due 12/01/2008	5,500	5,493

Skandinav Enskilda BK
5.272% due 10/03/2007	14,500	14,500

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,487

		148,822

COMMERCIAL PAPER 4.8%
Australia & New Zealand Banking Group Ltd.
5.245% due 10/24/2007	15,900	15,847

Bank of America Corp.
5.230% due 11/20/2007	3,800	3,772

Bank of Ireland
5.165% due 11/08/2007	17,200	17,106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
5.050% due 01/28/2008	$13,000	$12,777

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	2,300	2,293
5.260% due 10/09/2007	4,400	4,395
5.520% due 10/15/2007	14,700	14,668

Danske Corp.
5.040% due 10/04/2007	19,300	19,292

DnB NORBank ASA
5.050% due 01/25/2008	3,900	3,835
5.225% due 11/15/2007	17,600	17,485

Fortis Funding LLC
5.125% due 10/01/2007	20,300	20,300

Freddie Mac
4.000% due 10/01/2007	269,200	269,200

General Electric Capital Corp.
5.170% due 11/06/2007	2,100	2,089
5.250% due 10/16/2007	15,500	15,466

HBOS Treasury Services PLC
5.250% due 10/16/2007	4,100	4,091

Intesa Funding LLC
5.180% due 10/01/2007	20,300	20,300

Rabobank USA Financial Corp.
5.000% due 10/01/2007	20,300	20,300

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	4,200	4,130

Svenska Handelsbanken AB
5.540% due 10/15/2007	17,400	17,362

Swedbank AB
5.065% due 10/29/2007	1,200	1,195
5.410% due 10/18/2007	2,700	2,693
5.680% due 10/16/2007	17,400	17,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
4.750% due 10/01/2007	$3,300	$3,300
5.200% due 10/23/2007	1,200	1,196
5.250% due 10/12/2007	2,000	1,997
5.500% due 10/15/2007	15,800	15,766

Unicredito Italiano SpA
5.185% due 11/27/2007	3,300	3,273
5.200% due 10/26/2007	12,500	12,455
5.500% due 10/15/2007	3,600	3,592

		547,534

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,165	3,165

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,231. Repurchase proceeds are $3,166.)

U.S. TREASURY BILLS 1.1%
3.794% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	122,925	121,650

Total Short-Term Instruments (Cost $821,463)		821,171

PURCHASED OPTIONS (k) 0.2%
(Cost $22,263)		27,041

Total Investments (g) 185.5% (Cost $20,484,044)		$21,220,166

Written Options (l) (0.3%) (Premiums $43,151)		(37,921)

Other Assets and Liabilities (Net) (85.2%)		(9,743,112)

Net Assets 100.0%		$11,439,133

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $30,682 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $12,718 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $3,493,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $150,722 at a weighted average interest rate of 5.49%. On September 30, 2007, securities valued at $137,544 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $49,315 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,236	$2,389
90-Day Euribor June Futures	Long	06/2009	557	634
90-Day Euribor March Futures	Long	03/2009	528	614
90-Day Euribor September Futures	Short	09/2008	217	60
90-Day Eurodollar December Futures	Long	12/2008	4,046	3,508
90-Day Eurodollar December Futures	Short	12/2007	354	90
90-Day Eurodollar June Futures	Long	06/2009	4,907	4,874
90-Day Eurodollar June Futures	Short	06/2008	2,193	(2,114)
90-Day Eurodollar March Futures	Short	03/2008	1,680	(827)
90-Day Eurodollar March Futures	Long	03/2008	5,475	6,530
90-Day Eurodollar March Futures	Short	09/2008	21	54
90-Day Eurodollar September Futures	Long	09/2009	2,893	769
90-Day Eurodollar September Futures	Short	09/2008	1,951	(2,291)
Euro-Bund 10-Year Bond December Futures	Short	12/2007	2,028	(113)

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond December Futures	Short	12/2007	66	$5
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,639	1,555
U.S. Treasury 10-Year Note December Futures	Short	12/2007	8,422	(2,322)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	7,048	(2,475)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,024	114
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	1,597
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	366	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(942)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	406	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,302	586

				$12,323

(j)	Swap agreements outstanding on September 30, 2007:

Commodity Swaps
Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	$81.800	10/19/2007	628	$88
Morgan Stanley	Short	NYMEX WTI Crude November Futures	Pay	82.850	10/19/2007	338	0
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	80.300	11/15/2007	628	112
Morgan Stanley	Long	NYMEX WTI Crude December Futures	Receive	81.600	11/15/2007	338	0
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	684.000	02/27/2008	241	(620)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	701.000	02/27/2008	241	(580)
Morgan Stanley	Short	CBTEX Wheat March Futures	Pay	882.000	02/27/2008	965	(614)
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	572.000	06/27/2008	241	253
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	580.000	06/27/2008	241	234
Morgan Stanley	Long	CBTEX Wheat July Futures	Receive	638.000	06/27/2008	965	394

							$(733)

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	$3,500	$(12)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	55,400	(263)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	37,200	(93)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,300	(126)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	6,300	826
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	6,700	(24)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	9,100	(136)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	(11)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	(16)
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,700	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	35
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	13,000	(258)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	3,000	(9)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	3,800	(14)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	49,000	(296)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,200	17
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	7,100	98
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	3,600	11
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	2,700	36
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	2,900	49

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	$27,700	$420
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	5,100	101
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	200	(12)
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,100	(15)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	4,200	(13)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	2,300	43
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	6,100	82
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	13,000	4
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	50,000	(65)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,800	(35)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	(17)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	18,800	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	8
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	40
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	14,400	(32)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	22,600	(280)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,000	(129)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	17,900	(43)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	11,100	(21)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	17,000	(10)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	6,600	209
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,500	(64)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,300	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,000	223
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,000	228
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.550%		09/20/2012	10,000	1,507
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,600	(50)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	3,700	19
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	13,500	(199)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	20,000	(422)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	27,300	636
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	17,330	507
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	500	6

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	$10,000	$1,490
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	7,000	88
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,400	(1,134)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	19,330	582
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	9,400	(498)
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	4,000	56
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	11,000	4
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	(5)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	6,400	(107)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,200	635
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,500	(25)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%		09/20/2012	10,000	1,490
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	6,800	109
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.860%	)	12/20/2012	15,000	(48)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	(9)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,300	164
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	6,400	(49)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	12
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	45,300	(727)

							$4,367

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	156,400	$(92)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		19,300	24
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		143,700	(63)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,600	(49)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,600	180
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(1,423)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		606,900	(101)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	103
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(250)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		163,800	(103)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,400	33
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(737)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	157,500	529
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		46,000	(569)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		274,400	(3,150)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	9,000	(381)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		4,200	(50)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	96
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	(106)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,500	(27)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		40,000	334
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	(235)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		34,400	229
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	596
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	682

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011	EUR	21,200	$274
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	456
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	(32)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	(154)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	(44)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	220
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	(138)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	(68)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,400	(364)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	18
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	2,577
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	(41)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	(105)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	482
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	569
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	158
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	43
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(75)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,532)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,108)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		9,400	(181)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	4,339
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		62,000	74
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	1,365
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	409
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	5,764
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(146)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		8,000	(190)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		11,800	(84)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(92)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(1,483)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	16,590,000	(1,863)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,730,000	(203)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,260,000	(168)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		34,100,000	342
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	389
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	(8)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		764,600	(792)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,014,500	(850)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		640,600	(459)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$113,600	(639)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		18,000	(426)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		99,900	1,324
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		197,600	6,078
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		89,700	(552)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		41,700	(436)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		310,800	3,785
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		31,200	904
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		74,100	(2,230)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,381)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(3,112)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		103,400	4,174
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		136,150	1,803
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		24,900	720
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		155,700	(6,702)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		95,900	(4,000)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	668
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		81,100	2,534
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		437,400	(13,151)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	6,186
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		121,700	(5,804)

							$(11,620)

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,973,786	$3,148
Barclays Bank PLC	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,685,329	2,618
Goldman Sachs & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,855,424	1,774
JPMorgan Chase & Co.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,641	17
Lehman Brothers, Inc.	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	1,023,379	1,589
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	11,684,669	18,122
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	Dow Jones - AIG Commodity Index Total Return	10/29/2007	10,391,976	(14,128)
Morgan Stanley	Long	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	675,449	2,631
Morgan Stanley	Short	3-Month U.S. Treasury Bill rate plus a specified spread	S&P GSCI Commodity Index	10/29/2007	171,570	(2,155)

						$13,616

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$123.000	11/20/2007	7,137	$135	$111
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	2,481	47	39
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	7,160	135	112
Call - CBOT U.S. Treasury 30-Year Bond December Futures	132.000	11/20/2007	103	2	2
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	3,718	70	58

				$389	$322

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$499,000	$2,794	$3,939
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	84,550	504	209
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	844

							$3,781	$4,992

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	55,300	$1,740	$4,596
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		55,300	1,740	507
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	4,371
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		56,200	2,961	2,190
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$148,400	3,907	883
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		148,400	3,907	9,177

						$17,216	$21,724

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$86.500	10/04/2007	$350,000	$41	$0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.000	10/04/2007	170,000	20	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.188	10/04/2007	300,000	35	0
Put - OTC Fannie Mae 5.500% due 10/01/2037	87.313	10/04/2007	400,000	47	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	225,000	26	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	210,000	25	0
Put - OTC Fannie Mae 6.000% due 10/01/2037	89.000	10/04/2007	2,000	0	0
Put - OTC Fannie Mae 6.000% due 11/01/2036	89.500	11/06/2007	150,000	18	0
Put - OTC Fannie Mae 6.000% due 11/01/2037	87.000	11/06/2007	7,000	1	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/06/2007	125,000	29	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.156	11/07/2007	200,000	47	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	89.000	11/08/2007	700,000	164	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	83.500	11/16/2007	500,000	117	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	81.500	11/16/2007	785,000	184	1
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	83.000	11/16/2007	519,000	122	1
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	65.000	11/16/2007	6,000	1	0

				$877	$3

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	893	$432	$335
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	1,463	384	384
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	55
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	119
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	139
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,104
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,463	270	269
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	0
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	11
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	4
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,656	3,342
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	103

				$14,410	$7,865

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,000	$1,303	$1,564
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,000	986	862
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	33,300	1,392	1,928
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	33,300	1,405	1,063
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	55,800	1,958	3,231
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	55,800	2,740	1,781
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	215,000	2,644	3,017
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	169,100	493	199
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	677
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	191,000	5,477	5,592
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	191,000	6,782	6,745

							$25,655	$26,659

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	$28,000	$138	$28
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	28,000	138	171
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,000	58	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,000	58	41
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	12,000	55	73
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	12,000	65	12

							$512	$407

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$44,100	$552	$263
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	44,100	2,022	2,727

				$2,574	$2,990

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	$94,700	$133,010	1.16%
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	26,730	26,996	0.24%
Svensk ExportKredit AB	5.600%	10/25/2007	09/18/2006	125,000	171,979	1.50%

				$246,430	$331,985	2.90%

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	(Unaudited) September 30, 2007

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	11/01/2037	$153,800	$150,610	$150,556
Freddie Mac	5.000%	10/01/2037	18,000	17,246	17,170
Freddie Mac	6.000%	10/01/2037	132,200	132,424	132,345
Treasury Inflation Protected Securities	2.375%	04/15/2011	94,740	95,301	95,439
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,713	3,735	3,766
Treasury Inflation Protected Securities	2.625%	07/15/2017	49,478	50,745	51,376
U.S. Treasury Bonds	4.750%	08/15/2017	74,200	75,313	75,876
U.S. Treasury Notes	3.000%	11/15/2007	1,000	1,000	1,012
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,783	75,232
U.S. Treasury Notes	4.125%	08/31/2012	49,100	48,883	49,177
U.S. Treasury Notes	4.625%	11/15/2016	125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014	61,700	63,194	64,334
U.S. Treasury Notes	5.125%	05/15/2016	168,300	175,992	179,070

				$1,017,220	$1,023,364

(3) Market value includes $9,029 of interest payable on short sales.

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	10/2007	$22	$0	$22
Sell		334	10/2007	0	(8)	(8)
Buy	BRL	532,650	10/2007	4,790	0	4,790
Sell		532,650	10/2007	0	(5,628)	(5,628)
Buy		99,460	11/2007	2,088	0	2,088
Buy		258,626	03/2008	4,198	0	4,198
Buy		347	07/2008	11	0	11
Sell	CAD	26,881	11/2007	0	(520)	(520)
Sell	CHF	11,295	12/2007	0	(343)	(343)
Buy	CNY	785,499	01/2008	1,141	0	1,141
Sell		785,499	01/2008	2	(172)	(170)
Buy		998,798	03/2008	627	0	627
Sell		998,798	03/2008	0	(634)	(634)
Buy		46,765	03/2009	129	0	129
Sell		46,765	03/2009	0	(65)	(65)
Buy	EUR	3,500	10/2007	211	0	211
Sell		101,034	10/2007	0	(6,066)	(6,066)
Sell	GBP	61,695	11/2007	0	(2,126)	(2,126)
Sell	JPY	50,699,333	10/2007	881	(1,917)	(1,036)
Buy	KRW	2,100,158	01/2008	2	(2)	0
Buy		39,247,776	05/2008	1,064	0	1,064
Buy	MXN	1,352,400	03/2008	19	(1,527)	(1,508)
Buy		1,444,621	07/2008	376	(9)	367
Buy	MYR	49,245	05/2008	0	(17)	(17)
Buy	PLN	149,026	07/2008	1,733	0	1,733
Buy	RUB	23,123	12/2007	43	0	43
Buy		1,736,255	01/2008	1,452	0	1,452
Buy		14,028	07/2008	4	0	4
Sell	SEK	15,255	12/2007	0	(157)	(157)
Buy	SGD	65,570	10/2007	919	0	919
Sell		64,718	10/2007	0	(904)	(904)
Buy		2,963	02/2008	24	0	24
Buy		63,949	05/2008	888	0	888

				$20,624	$(20,095)	$529

102	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2006	103

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
09/30/2007+	$12.75	$0.30	$0.24	$0.54	$(0.29)	$0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)

All Asset All Authority Fund
Class D
09/30/2007+	$10.66	$0.19	$0.27	$0.46	$(0.18)	$0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)

Fundamental IndexPLUSTM Fund
Class D
09/30/2007+	$10.92	$0.24	$0.44	$0.68	$(0.05)	$0.00
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00

Fundamental IndexPLUSTM TR Fund
Class D
09/30/2007+	$10.42	$0.23	$0.43	$0.66	$(0.04)	$0.00
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Class D
09/30/2007+	$10.20	$0.22	$0.58	$0.80	$(0.24)	$0.00
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
09/30/2007+	$12.16	$0.25	$0.18	$0.43	$(0.23)	$0.00
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00

Real Return Fund
Class D
09/30/2007+	$10.89	$0.36	$(0.03)	$0.33	$(0.33)	$0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(f) Ratio of expenses to average net assets includes line of credit expense.

104	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.29)	$13.00	4.29%	$310,622	0.795	%*(l)	0.795	%*(l)	4.75	%*	48%
0.00	(0.72)	12.75	7.33	330,304	0.835	(h)	0.835	(h)	5.50		86
0.00	(0.77)	12.57	5.83	460,375	0.87	(e)	0.87	(e)	6.40		56
0.00	(0.77)	12.61	4.73	227,657	0.86	(d)	0.86	(d)	6.08		92
0.00	(0.53)	12.78	17.15	100,007	0.86	*(b)(d)	0.86	*(b)(d)	5.65	*	99

$0.00	$(0.18)	$10.94	4.37%	$13,726	2.91	%*(f)(m)	0.84	%*(n)	3.57	%*	50%
0.00	(0.58)	10.66	6.27	14,482	2.41	(f)(i)	0.87	(i)	5.12		128
0.00	(0.53)	10.59	1.41	13,933	2.03	*(e)(f)	0.90	*(e)	6.31	*	62

$0.00	$(0.05)	$11.55	6.19%	$11	1.10	%*	1.10	%*	4.29	%*	12%
0.00	0.00	10.92	1.91	10	1.05	*	1.05	*	4.55	*	23

$0.00	$(0.04)	$11.04	6.30%	$10,157	1.28	%*	1.19	%*	4.27	%*	111%
0.00	(1.36)	10.42	15.03	10,834	1.14		1.14		3.98		464
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36	*	426

$0.00	$(0.24)	$10.76	7.94%	$723	1.15	%*	1.09	%*	4.26	%*	247%
0.00	(0.42)	10.20	6.30	537	1.09	*(k)	1.09	*(k)	4.33	*	197

$0.00	$(0.23)	$12.36	3.60%	$17,980	1.28	%*	1.20	%*	4.07	%*	376%
0.00	(1.80)	12.16	14.06	5,671	1.23	(j)	1.22	(j)	3.83		696
0.00	(1.40)	12.33	32.84	5,346	1.27	(g)	1.27	(g)	3.17		682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90		666
0.00	(0.26)	10.76	10.27	110	1.35	*(c)	1.35	*(c)	10.17	*	41

$0.00	$(0.33)	$10.89	3.17%	$805,761	0.91	%*	0.90	%*	6.67	%*	252%
(0.01)	(0.42)	10.89	4.53	873,320	0.90		0.90		3.19		480
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37		388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12		369
0.00	(0.86)	11.79	11.24	935,857	0.90		0.90		3.05		308
0.00	(0.63)	11.42	17.47	837,960	0.91		0.90		4.05		191

(g) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.

(h) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

(j) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(k) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.66%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.825%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.92%.

(n) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.85%.

Semiannual Report	September 30, 2007	105

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class D
09/30/2007+	$7.52	$0.21	$(0.75)	$(0.54)	$(0.39)	$0.00
03/31/2007	9.11	0.25	1.30	1.55	(3.14)	0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00

Small Cap StocksPLUS TR® Fund
Class D
09/30/2007+	$10.57	$0.23	$(0.09)	$0.14	$(0.04)	$0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00

StocksPLUS® Fund
Class D
09/30/2007+	$10.76	$0.25	$0.68	$0.93	$(0.28)	$0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00

StocksPLUS® Total Return Fund
Class D
09/30/2007+	$11.83	$0.26	$0.64	$0.90	$(0.16)	$0.00
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class D
09/30/2007+	$8.37	$0.17	$(0.46)	$(0.29)	$(0.07)	$0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00

CommodityRealReturn Strategy Fund®
Class D
09/30/2007+	$14.51	$0.34	$0.65	$0.99	$(0.37)	$0.00
03/31/2007	13.94	0.35	0.73	1.08	(0.51)	0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.98%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(f) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

106	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.39)	$6.59	(7.05)%	$4,861	1.19	%*	1.19	%*	6.24	%*	380%
0.00	(3.14)	7.52	19.69	9,471	1.19		1.19		2.85		538
0.00	(3.13)	9.11	35.56	18,720	1.21	(f)	1.21	(f)	3.80		337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32		510
0.00	(0.83)	11.96	29.30	3,920	1.25	*(i)	1.24	*(i)	33.79	*	158

$0.00	$(0.04)	$10.67	1.33%	$387	1.32	%*	1.14	%*	4.28	%*	259%
0.00	(0.14)	10.57	17.27	106	1.14	*(c)	1.14	*(c)	4.20	*	671

$0.00	$(0.28)	$11.41	8.65%	$6,977	0.95	%*	0.95	%*	4.43	%*	22%
0.00	(0.41)	10.76	10.80	9,804	0.97	(h)	0.97	(h)	4.05		76
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95		239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05		371
0.00	(0.70)	9.44	34.43	8,660	1.05		1.05		0.62		287
0.00	(0.12)	7.56	(22.71)	2,000	1.05		1.05		2.17		282

$0.00	$(0.16)	$12.57	7.66%	$4,508	1.31	%*	1.09	%*	4.30	%*	201%
0.00	(1.21)	11.83	11.74	3,949	1.11	(g)	1.11	(g)	4.08		284
0.00	(1.85)	11.69	9.87	3,595	1.16	(e)	1.16	(e)	3.39		322
0.00	(0.54)	12.35	6.20	1,430	1.19	(d)	1.19	(d)	1.00		414
0.00	(0.42)	12.12	16.90	524	1.19	*(d)	1.19	*(d)	0.22	*	282

$0.00	$(0.07)	$8.01	(3.48)%	$1,505	1.49	%*	1.14	%*	4.29	%*	135%
0.00	(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	4.31	*	413

$0.00	$(0.37)	$15.13	6.94%	$979,915	1.25	%*(l)	1.24	%*(m)	4.73	%*	301%
0.00	(0.51)	14.51	7.93	1,035,496	1.24	(k)	1.24	(k)	2.44		603
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69		292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50		264
0.00	(1.54)	15.66	44.79	555,629	1.24		1.24		1.33		290
0.00	(0.76)	12.03	12.71	3,069	1.24	*(j)	1.24	*(j)	(40.25	)*	492

(g) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

(h) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

(i) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.

(k) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.27%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.26%.

Semiannual Report	September 30, 2007	107

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)

Assets:
Investments, at value	$0	$0	$619,081	$817,437	$94784
Investments in Affiliates, at value	13,268,216	955,487	0	0	0
Repurchase agreements, at value	10,245	588	0	0	0
Cash	3,939	603	0	3	26
Foreign currency, at value	0	0	3,103	8,824	435
Receivable for investments sold	0	0	3,082	55,027	7077
Receivable for investments in Affiliates sold	11,826	3,731	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0
Receivable for Fund shares sold	22,603	1,255	8	118	5
Interest and dividends receivable	0	0	2,393	3,253	352
Interest and dividends receivable from Affiliates	37,337	2,176	0	0	0
Variation margin receivable	0	0	169	162	17
Manager reimbursement receivable	572	13	0	0	61
Swap premiums paid	0	0	1,577	1,280	131
Unrealized appreciation on foreign currency contracts	0	0	4,218	4,120	504
Unrealized appreciation on swap agreements	0	0	13,551	11,620	4226
Other assets	0	0	0	0	0
	13,354,738	963,853	647,182	901,844	107618

Liabilities:
Payable for the reverse repurchase agreements	$0	$0	$0	$100,124	$6732
Payable for investments purchased	0	0	18,451	110,701	26465
Payable for investments in Affiliates purchased	62,562	5,278	0	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	49,455	6618
Payable for short sales	0	0	0	48,275	1326
Payable for Fund shares redeemed	18,578	2,939	4	193	0
Payable for line of credit	0	281,437	0	0	0
Payable to advisor	0	930	0	0	0
Dividends payable	0	0	0	0	0
Overdraft due to custodian	0	0	1,634	0	0
Written options outstanding	0	0	656	2,602	169
Accrued investment advisory fee	1,680	98	204	231	20
Accrued administration fee	1,310	120	113	114	12
Accrued distribution fee	827	70	0	8	0
Accrued servicing fee	593	68	0	11	0
Variation margin payable	0	0	407	381	56
Recoupment payable to Manager	0	0	0	0	0
Swap premium received	0	0	244	1,854	47
Unrealized depreciation on foreign currency contracts	0	0	1,353	1,724	186
Unrealized depreciation on swap agreements	0	0	4,598	6,321	45
	85,550	290,940	27,664	321,994	41676

Net Assets	$13,269,188	$672,913	$619,518	$579,850	$65942

Net Assets Consist of:
Paid in capital	$12,948,226	$668,881	$589,132	$550,598	$61,224
Undistributed (overdistributed) net investment income	73,300	3,135	2,563	1,070	(755)
Accumulated undistributed net realized gain (loss)	(231,660)	(21,501)	14,124	16,093	717
Net unrealized appreciation (depreciation)	479,322	22,398	13,699	12,089	4756
	$13,269,188	$672,913	$619,518	$579,850	$65,942

Net Assets:
Class D	$310,622	$13,726	$11	$10,157	$723
Other Classes	12,958,566	659,187	619,507	569,693	65219

Shares Issued and Outstanding:
Class D	23,895	1,254	1	920	67

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$13.00	$10.94	$11.55	$11.04	$10.76

Cost of Investments Owned	$0	$0	$619,968	$816,407	$94842
Cost of Investments in Affiliates Owned	$12,788,894	$933,089	$0	$0	$0
Cost of Repurchase Agreements Owned	$10,245	$588	$0	$0	$0
Cost of Foreign Currency Held	$0	$0	$3,062	$8,584	$428
Proceeds Received on Short Sales	$0	$0	$0	$48,248	$1309
Premiums Received on Written Options	$0	$0	$453	$1,804	$119

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

$1,088,206	$22,075,176	$320,777	$38,892	$1,029,002	$720,045	$194,957
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	49,250	241	5	0	1,986	860
6,550	138,604	1,366	118	6,936	3,503	1,637
534,111	6,201,126	72,437	2,676	18,991	119,160	8,710
0	0	0	0	0	0	0
0	124,455	0	0	0	0	0
79	64,816	89	0	233	127	2,659
2,787	114,594	1,515	158	5,256	3,045	909
0	0	0	0	0	0	0
73	3,018	50	5	6,621	96	652
0	0	0	0	0	0	0
3,620	77,371	2,233	37	2,601	597	251
4,426	20,302	317	160	7,479	2,346	1,013
48,958	97,334	7,661	43	2,974	921	401
0	5,640	252	0	0	0	0
1,688,810	28,971,686	406,938	42,094	1,080,093	851,826	212,049

$89,803	$109,151	$0	$7,605	$0	$177,626	$44,014
624,517	5,242,690	57,845	9,286	16,149	131,180	21,589
0	0	0	0	0	0	0
5,281	6,635,120	138,940	42	0	57,162	6,691
282,819	5,258,700	71,017	701	8,816	66,200	3,348
512	26,131	450	0	8,410	15,573	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	3,735	1	0	0	0	0
91	0	0	0	1,487	0	0
5,170	32,460	353	37	2,084	1,560	642
227	2,108	47	9	228	139	51
143	2,516	33	5	220	88	27
15	948	14	0	55	24	1
12	1,031	11	0	49	15	1
155	601	4	179	11,310	2,034	167
0	0	0	1	0	0	0
6,916	54,929	2,692	37	432	567	275
26,795	23,291	420	72	2,196	752	472
13,471	65,875	1,854	4	1,485	585	110
1,055,927	17,459,286	273,681	17,978	52,921	453,505	77,388

$632,883	$11,512,400	$133,257	$24,116	$1,027,172	$398,321	$134,661

$605,041	$11,798,420	$160,073	$23,644	$1,059,313	$365,655	$156,333
8,703	7,189	23,303	535	27,731	5,446	3,277
(3,162)	(560,712)	(56,383)	(820)	(117,358)	7,919	(24,022)
22,301	267,503	6,264	757	57,486	19,301	(927)
$632,883	$11,512,400	$133,257	$24,116	$1,027,172	$398,321	$134,661

$17,980	$805,761	$4,861	$387	$6,977	$4,508	$1,505
614,903	10,706,639	128,396	23,729	1,020,195	393,813	133,156

1,455	73,976	738	36	612	359	188

$12.36	$10.89	$6.59	$10.67	$11.41	$12.57	$8.01

$1,080,255	$21,853,814	$320,389	$38,925	$1,027,535	$721,114	$194,607
$0	$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0
$6,448	$136,981	$1,344	$116	$6,800	$3,405	$1,586
$282,657	$5,251,615	$70,654	$705	$8,823	$66,010	$3,300
$3,704	$31,031	$369	$30	$1,389	$1,070	$472

Semiannual Report	September 30, 2007	109

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$21,220,166
Cash	46,191
Foreign currency, at value	54,996
Receivable for investments sold	1,373,132
Receivable for investments sold on a delayed-delivery basis	96,325
Receivable for Fund shares sold	21,533
Interest and dividends receivable	103,455
Variation margin receivable	2,642
Swap premiums paid	80,342
Unrealized appreciation on foreign currency contracts	20,624
Unrealized appreciation on swap agreements	89,314
Other assets	15,956
23,124,676

Liabilities:
Payable for the reverse repurchase agreements	$151,136
Payable for investments purchased	1,553,268
Payable for investments purchased on a delayed-delivery basis	8,750,447
Payable for short sales	1,023,364
Payable for Fund shares redeemed	19,177
Written options outstanding	37,921
Accrued investment advisory fee	4,244
Accrued administration fee	2,882
Accrued distribution fee	997
Accrued servicing fee	740
Variation margin payable	806
Swap premium received	36,782
Unrealized depreciation on foreign currency contracts	20,095
Unrealized depreciation on swap agreements	83,684
11,685,543

Net Assets	$11,439,133

Net Assets Consist of:
Paid in capital	$10,956,877
Undistributed net investment income	406,875
Accumulated undistributed net realized (loss)	(703,699)
Net unrealized appreciation	779,080
$11,439,133

Net Assets:
Class D	$979,915
Other Classes	10,459,218

Shares Issued and Outstanding:
Class D	64,743

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$15.13

Cost of Investments Owned	$20,484,044
Cost of Foreign Currency Held	$54,059
Proceeds Received on Short Sales	$1,017,220
Premiums Received on Written Options	$43,151

110	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)

Investment Income:
Interest	$185	$22	$14,882	$17,297	$1,623	$16,298
Dividends	0	0	0	48	0	0
Dividends from Affiliate investments	355,885	22,001	0	0	0	0
Miscellaneous income	1	8	4	16	1	245
Total Income	356,071	22,031	14,886	17,361	1,624	16,543

Expenses:
Investment advisory fees	11,143	675	1,236	1,683	131	1,539
Administration fees	8,934	823	686	821	76	973
Servicing fees - Class D	399	17	0	13	1	22
Distribution and/or servicing fees - Other Classes	9,521	937	0	108	1	167
Trustees’ fees	0	0	1	1	0	1
Interest expense	2	7,042	0	272	19	244
Miscellaneous expense	0	0	1	1	0	0
Total Expenses	29,999	9,494	1,924	2,899	228	2,946
Reimbursement by Manager	(1,814)	(38)	0	0	0	0
Net Expenses	28,185	9,456	1,924	2,899	228	2,946

Net Investment Income	327,886	12,575	12,962	14,462	1,396	13,597

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	0	0	(69)	(1,233)	(183)	(7,508)
Net realized gain (loss) on Affiliate investments	7,926	(2,166)	0	0	0	0
Net realized gain on futures contracts, written options and swaps	0	0	14,492	25,124	1,272	11,809
Net realized gain (loss) on foreign currency transactions	0	0	163	583	(31)	(9,445)
Net change in unrealized appreciation (depreciation) on investments	0	0	(1,517)	717	(54)	4,751
Net change in unrealized appreciation on Affiliate investments	219,084	17,688	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	1,469	(5,787)	2,312	23,922
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	2,805	2,270	332	(15,609)
Net Gain	227,010	15,522	17,343	21,674	3,648	7,920

Net Increase in Net Assets Resulting from Operations	$554,896	$28,097	$30,305	$36,136	$5,044	$21,517

Semiannual Report	September 30, 2007	111

Statements of Operations (Cont.)

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Investment Income:
Interest	$435,993	$5,601	$651	$27,704	$10,418	$4,197
Dividends	111	0	1	179	42	17
Miscellaneous income	89	2	0	18	19	3
Total Income	436,193	5,603	652	27,901	10,479	4,217

Expenses:
Investment advisory fees	14,360	373	57	1,544	813	368
Administration fees	17,155	262	30	1,491	526	190
Servicing fees - Class D	1,025	9	0	10	5	1
Distribution and/or servicing fees - Other Classes	12,624	203	1	730	268	2
Trustees’ fees	20	0	0	2	1	0
Interest expense	349	1	21	0	481	121
Miscellaneous expense	11	0	1	0	0	1
Total Expenses	45,544	848	110	3,777	2,094	683

Net Investment Income	390,649	4,755	542	24,124	8,385	3,534

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(120,577)	(1,484)	(140)	(539)	(881)	(166)
Net realized gain (loss) on futures contracts, written options and swaps	(55,619)	(29,478)	(615)	10,704	8,823	(8,739)
Net realized gain (loss) on foreign currency transactions	(15,732)	(109)	(4)	(357)	289	61
Net change in unrealized appreciation (depreciation) on investments	156,105	827	(20)	(2,326)	517	189
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	10,584	11,178	340	47,205	13,081	(85)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,476)	(142)	90	5,630	1,456	536
Net Gain (Loss)	(27,715)	(19,208)	(349)	60,317	23,285	(8,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$362,934	$(14,453)	$193	$84,441	$31,670	$(4,670)

112	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$341,209
Dividends	107
Miscellaneous income	186
Total Income	341,502

Expenses:
Investment advisory fees	29,239
Administration fees	19,207
Servicing fees - Class D	1,182
Distribution and/or servicing fees - Other Classes	9,381
Trustees’ fees	20
Interest expense	433
Miscellaneous expense	11
Total Expenses	59,473
Reimbursement by Manager	(1,482)
Net Expenses	57,991

Net Investment Income	283,511

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	67,421
Net realized gain on futures contracts, written options and swaps	128,532
Net realized (loss) on foreign currency transactions	(9,955)
Net change in unrealized appreciation on investments	336,921
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(58,300)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,622)
Net Gain	462,997

Net Increase in Net Assets Resulting from Operations	$746,508

Semiannual Report	September 30, 2007	113

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUSTM Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$327,886	$712,644	$12,575	$40,104	$12,962	$12,515
Net realized gain (loss)	0	0	0	0	14,586	10,855
Net realized gain (loss) on Affiliate investments	7,926	(247,441)	(2,166)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	0	38,870	0	2,543	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	2,757	10,132
Net change in unrealized appreciation on Affiliate investments	219,084	394,458	17,688	21,985	0	0
Net increase (decrease) resulting from operations	554,896	898,531	28,097	44,544	30,305	33,502

Distributions to Shareholders:
From net investment income
Class D	(7,108)	(18,447)	(231)	(565)	0	0
Other Classes	(306,084)	(662,690)	(11,435)	(37,880)	(3,229)	(32,246)
From net realized capital gains
Class D	0	(970)	0	(19)	0	0
Other Classes	0	(34,385)	0	(1,286)	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(313,192)	(716,492)	(11,666)	(39,750)	(3,229)	(32,246)

Fund Share Transactions:
Receipts for shares sold
Class D	35,921	102,798	3,642	10,623	0	10
Other Classes	1,525,900	3,427,616	105,546	285,377	227,456	454,465
Issued as reinvestment of distributions
Class D	6,586	17,763	134	530	0	0
Other Classes	272,924	605,076	8,562	27,599	3,047	30,350
Cost of shares redeemed
Class D	(67,826)	(255,263)	(4,885)	(10,747)	0	0
Other Classes	(1,284,569)	(2,939,293)	(146,677)	(365,910)	(125,198)	(77,399)
Net increase (decrease) resulting from fund share transactions	488,936	958,697	(33,678)	(52,528)	105,305	407,426

Fund Redemption Fee	39	214	6	25	17	0

Total Increase (Decrease) in Net Assets	730,679	1,140,950	(17,241)	(47,709)	132,398	408,682

Net Assets:
Beginning of period	12,538,509	11,397,559	690,154	737,863	487,120	78,438
End of period*	$13,269,188	$12,538,509	$672,913	$690,154	$619,518	$487,120

*Including undistributed (overdistributed) net investment income of:	$73,300	$58,606	$3,135	$2,226	$2,563	$(7,170)

114	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Real Return Fund		RealEstateRealReturn Strategy Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from November 30, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$14,462	$21,204	$1,396	$825	$13,597	$26,108	$390,649	$444,545	$4,755	$7,139
24,474	24,253	1,058	360	(5,144)	56,406	(191,928)	(79,479)	(31,071)	32,524
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(2,800)	14,341	2,590	2,166	13,064	(7,892)	164,213	256,092	11,863	(12,210)
0	0	0	0	0	0	0	0	0	0
36,136	59,798	5,044	3,351	21,517	74,622	362,934	621,158	(14,453)	27,453

(33)	(3,851)	(17)	(3)	(369)	(438)	(25,896)	(30,544)	(358)	(3,250)
(3,053)	(66,632)	(1,499)	(2,159)	(12,102)	(81,501)	(343,302)	(403,342)	(7,790)	(67,671)

0	0	0	0	0	0	0	(6,601)	0	(4)
0	0	0	0	0	0	0	(82,020)	0	(90)

0	0	0	0	0	0	0	(1,080)	0	0
0	0	0	0	0	0	0	(13,655)	0	0

(3,086)	(70,483)	(1,516)	(2,162)	(12,471)	(81,939)	(369,198)	(537,242)	(8,148)	(71,015)

1,478	33,680	629	541	19,622	4,300	86,869	247,567	553	4,964
57,180	267,819	4,928	53,979	19,170	286,681	1,428,132	3,491,057	11,793	46,062

33	3,831	10	3	320	415	23,950	35,728	301	2,482
2,860	62,466	1,497	2,159	11,904	79,935	274,926	406,069	7,061	62,145

(2,820)	(31,525)	(485)	(17)	(7,300)	(4,206)	(177,153)	(538,904)	(4,397)	(14,482)
(128,343)	(232,993)	(2,023)	0	(14,470)	(370,182)	(2,043,229)	(5,932,965)	(48,222)	(333,861)
(69,612)	103,278	4,556	56,665	29,246	(3,057)	(406,505)	(2,291,448)	(32,911)	(232,690)

8	16	4	0	46	15	34	96	6	19

(36,554)	92,609	8,088	57,854	38,338	(10,359)	(412,735)	(2,207,436)	(55,506)	(276,233)

616,404	523,795	57,854	0	594,545	604,904	11,925,135	14,132,571	188,763	464,996
$579,850	$616,404	$65,942	$57,854	$632,883	$594,545	$11,512,400	$11,925,135	$133,257	$188,763

$1,070	$(10,306)	$(755)	$(635)	$8,703	$7,577	$7,189	$(14,262)	$23,303	$26,696

Semiannual Report	September 30, 2007	115

Statements of Changes in Net Assets  (Cont.)

	Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Period from July 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$542	$254	$24,124	$42,312	$8,385	$12,818	$3,534	$6,836
Net realized gain (loss)	(759)	(59)	9,808	59,696	8,231	12,047	(8,844)	(9,618)
Net change in unrealized appreciation	410	347	50,509	1,058	15,054	7,560	640	824
Net increase resulting from operations	193	542	84,441	103,066	31,670	32,425	(4,670)	(1,958)

Distributions to Shareholders:
From net investment income
Class D	(2)	(1)	(176)	(475)	(55)	(149)	(11)	(5)
Other Classes	(127)	(135)	(26,269)	(39,180)	(6,045)	(13,554)	(1,292)	(6,803)
From net realized capital gains
Class D	0	0	0	0	0	(237)	0	0
Other Classes	0	0	0	0	0	(22,184)	0	0

Total Distributions	(129)	(136)	(26,445)	(39,655)	(6,100)	(36,124)	(1,303)	(6,808)

Fund Share Transactions:
Receipts for shares sold
Class D	291	103	573	3,516	1,425	1,454	1,372	256
Other Classes	15,002	11,102	217,351	175,403	123,707	189,887	32,093	63,291
Issued as reinvestment of distributions
Class D	2	1	166	465	53	370	4	5
Other Classes	127	134	23,626	34,536	5,846	34,154	1,288	6,796
Cost of shares redeemed
Class D	(6)	0	(4,127)	(9,761)	(1,182)	(1,508)	(84)	(17)
Other Classes	(3,070)	(40)	(183,516)	(404,499)	(110,955)	(106,974)	(51,493)	(34,918)
Net increase (decrease) resulting from Fund share transactions	12,346	11,300	54,073	(200,340)	18,894	117,383	(16,820)	35,413

Fund Redemption Fee	0	0	3	14	0	5	2	0

Total Increase (Decrease) in Net Assets	12,410	11,706	112,072	(136,915)	44,464	113,689	(22,791)	26,647

Net Assets:
Beginning of period	11,706	0	915,100	1,052,015	353,857	240,168	157,452	130,805
End of period*	$24,116	$11,706	$1,027,172	$915,100	$398,321	$353,857	$134,661	$157,452

*Including undistributed net investment income of:	$535	$122	$27,731	$30,052	$5,446	$3,161	$3,277	$1,046

116	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$283,511	$317,402
Net realized gain (loss)	185,998	(23,224)
Net change in unrealized appreciation	276,999	650,549
Net increase resulting from operations	746,508	944,727

Distributions to Shareholders:
From net investment income
Class D	(23,981)	(40,191)
Other Classes	(273,989)	(413,719)

Total Distributions	(297,970)	(453,910)

Fund Share Transactions:
Receipts for shares sold
Class D	134,504	389,690
Other Classes	1,335,618	4,987,823
Issued as reinvestment of distributions
Class D	20,446	33,332
Other Classes	213,576	326,510
Cost of shares redeemed
Class D	(249,513)	(845,947)
Other Classes	(2,327,194)	(5,341,120)
Net increase (decrease) resulting from Fund share transactions	(872,563)	(449,712)

Fund Redemption Fee	104	485

Total Increase (Decrease) in Net Assets	(423,921)	41,590

Net Assets:
Beginning of period	11,863,054	11,821,464
End of period*	$11,439,133	$11,863,054

*Including undistributed net investment income of:	$406,875	$421,334

Semiannual Report	September 30, 2007	117

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	All Asset All Authority Fund

Decrease in Cash from:

Cash flows provided by operating activities:

Net decrease in net assets resulting from operations	$28,097

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(505,866)
Proceeds from sales of long-term securities	456,722
Sale of short-term portfolio investments, net	(77)
Decrease in interest receivable	349
Increase in receivable for investments sold	(3,731)
Increase in manager reimbursement receivables	(13)
Increase in payable for investments purchased	2,464
Decrease in management fee payable	(23)
Decrease in administration fee payable	(30)
Decrease in distribution fee payable	(23)
Decrease in servicing fee payable	(18)
Decrease in recoupment payable to manager	(36)
Increase in payable to advisor	930
Unrealized appreciation on investments	(17,688)
Net realized loss on investments	2,166
Net cash used for operating activities	(36,777)

Cash flows received from financing activities*:
Proceeds from shares sold	110,016
Payment on shares redeemed	(150,785)
Cash dividend paid*	(2,970)
Net borrowing (repayment) of line of credit	80,399
Net cash received from financing activities	36,660

Net Decrease in Cash	(117)

Cash:
Beginning of period	720
End of period	$603

* Reinvestment of dividends	$8,696

118	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of 13 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a

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Notes to Financial Statements  (Cont.)

commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
DKK	Danish Krone	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
HKD	Hong Kong Dollar	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a

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Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series.

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Notes to Financial Statements  (Cont.)

Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A

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Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones-AIG Commodity Index, Dow Jones-AIG Commodity Index Total Return and Goldman Sachs Commodity Index Total Return.

(t) Bridge Debt Commitments  At the period ended September 30, 2007, the CommodityRealReturn Strategy Fund®, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, Real Return Fund, and StocksPLUS® Fund had $15,947,426, $1,096,385, $1,395,399, $15,947,426, and $2,292,442, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

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Notes to Financial Statements  (Cont.)

3.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of September 30, 2007, net assets of the CRRS Fund were approximately $11.4 billion, of which approximately $724 million, or approximately 6%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds.

PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%	(5)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(3)	0.30%	N/A	0.45%	0.45%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%	(6)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.30%	(4)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.44%	(5)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%	(6)	0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.45% per annum.
(4)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25% per annum.
(5)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.39% per annum.
(6)	Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred,

124	PIMCO Funds

(Unaudited) September 30, 2007

subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $2,775,466 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), and Small Cap StocksPLUS® Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Fundamental IndexPLUSTM Fund	0.70%	0.95%	—	—	—	1.10%
Fundamental IndexPLUSTM TR Fund	0.79%	1.04%	1.19%	—	1.94%	1.19%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUSTM Fund	$23
Fundamental IndexPLUSTM TR Fund	23
International StocksPLUS® TR Strategy Fund (Unhedged)	61
Small Cap StocksPLUS® TR Fund	69

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

Semiannual Report	September 30, 2007	125

Notes to Financial Statements  (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
StocksPLUS® Total Return Fund	$675	$0

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds.

The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$209,148	$0	$14,592	$267,148	$1,436	$0
Developing Local Markets Fund	1,221,284	602,051	0	136,388	1,908,192	37,549	0
Diversified Income Fund	580,299	145,802	109,096	(11,937)	603,556	18,027	(2,898)
Emerging Local Bond Fund	529,094	1,314,201	0	76,396	1,911,221	44,076	0
Emerging Markets Bond Fund	461,058	8,207	289,586	20,131	176,488	8,207	15,183
Floating Income Fund	3,443,175	1,056,941	1,503,946	(6,238)	2,951,033	94,499	(1,112)
Foreign Bond Fund (Unhedged)	38,736	719	0	2,108	40,620	719	0
Fundamental IndexPLUSTM Fund	313,027	158,415	75,843	15,781	413,012	2,044	1,756
Fundamental IndexPLUSTM TR Fund	447,319	2,182	97,863	28,736	374,170	2,182	(3,756)
GNMA Fund	87,196	4,096	0	512	90,830	2,230	0
High Yield Fund	351,417	434,697	294,724	15,460	500,046	11,062	8,342
Income Fund	20,000	49,118	0	(53)	69,065	591	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	1,353	0	4,347	57,884	1,353	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	10,318	0	30,324	517,419	10,318	0
Long-Term U.S. Government Fund	175,088	828,414	766,075	12,917	253,375	9,491	5,930
Low Duration Fund	410,057	74,776	438,775	428	42,012	2,844	(3,319)
Mortgage-Backed Securities Fund	160,921	10,924	0	(377)	171,269	3,987	0
Real Return Asset Fund	742,488	1,262,769	1,019,681	70,260	1,443,902	50,128	2,814
Real Return Fund	1,150,996	239,344	376,132	246	604,010	25,275	(5,946)
RealEstateRealReturn Strategy Fund	38,271	2,050	0	(6,572)	35,638	2,050	0
Short-Term Fund	29,788	586	7,424	(61)	22,874	585	(7)
Small Cap StocksPLUS® TR Fund	6,026	33	0	215	6,116	33	0
StocksPLUS® Fund	20,064	21,637	13,508	3,136	30,394	852	531
StocksPLUS® Total Return Fund	88,244	93,755	46,696	13,076	144,685	2,555	983
Total Return Fund	306,159	18,588	289,761	216	26,731	3,740	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	25,264	782,329	59,291	606,526	25,264	2,395
Totals	$12,577,257	$6,575,388	$6,111,439	$479,322	$13,268,216	$361,097	$7,926

126	PIMCO Funds

(Unaudited) September 30, 2007

All Asset All Authority Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$514	$23,380	$0	$540	$24,356	$128	$0
Developing Local Markets Fund	69,192	36,586	0	7,882	110,827	2,130	0
Diversified Income Fund	49,278	4,801	9,031	(798)	44,111	1,369	(227)
Emerging Local Bond Fund	45,166	72,009	0	5,532	122,009	3,143	0
Emerging Markets Bond Fund	31,775	1,665	11,865	1,053	21,360	716	177
European StocksPLUS® TR Strategy Fund	4,670	71	0	(3)	5,045	70	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	13,610	8,848	2,000	4,052	23,856	518	159
Floating Income Fund	227,166	105,042	183,635	1,597	148,270	4,990	637
Foreign Bond Fund (Unhedged)	0	1	0	0	1	0	0
Fundamental IndexPLUSTM Fund	27,165	5,397	0	1,268	34,153	182	0
Fundamental IndexPLUSTM TR Fund	32,117	931	5,547	1,899	29,256	161	(135)
Global Bond Fund (Unhedged)	238	5	0	3	249	4	0
GNMA Fund	0	1	0	0	1	0	0
High Yield Fund	14,756	27,359	13,314	970	29,615	510	407
Income Fund	0	2,856	0	(33)	2,823	67	0
Japanese StocksPLUS® TR Strategy Fund	47,210	4,847	9,467	1,782	41,221	416	33
Long-Term U.S. Government Fund	9,919	58,922	43,199	1,301	26,890	763	255
Low Duration Fund	9,340	78	7,742	23	1,606	77	(56)
Mortgage-Backed Securities Fund	181	5	0	1	185	5	0
Real Return Asset Fund	43,420	103,265	75,507	4,105	74,240	2,820	(30)
Real Return Fund	36,998	12,524	16,317	518	33,129	1,348	(297)
RealEstateRealReturn Strategy Fund	1,184	64	0	(238)	1,103	63	0
Short-Term Fund	0	1	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	0	2,264	0	(45)	2,218	12	0
StocksPLUS® Fund	5,857	161	0	451	6,379	161	0
StocksPLUS® Total Return Fund	1	4,497	0	181	4,680	56	0
StocksPLUS® TR Short Strategy Fund	152,132	24,969	44,114	(13,702)	127,371	1,210	(4,023)
Total Return Fund	2,386	46	648	12	1,794	46	(13)
CommodityRealReturn Strategy Fund®	66,546	5,271	34,336	4,047	38,738	1,337	947
Totals	$890,821	$505,866	$456,722	$22,398	$955,487	$22,302	$(2,166)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Semiannual Report	September 30, 2007	127

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,575,388	$6,111,439
All Asset All Authority Fund	0	0	505,866	456,722
Fundamental IndexPLUSTM Fund	42,124	6,392	176,124	52,450
Fundamental IndexPLUSTM TR Fund	843,600	590,853	67,005	108,074
International StocksPLUS® TR Strategy Fund (Unhedged)	203,631	180,194	17,265	7,810
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,063,192	2,865,498	192,059	87,699
Real Return Fund	49,022,203	44,529,054	1,290,356	374,584
RealEstateRealReturn Strategy Fund	1,006,635	955,701	17,110	7,261
Small Cap StocksPLUS® TR Fund	81,841	69,516	11,400	754
StocksPLUS® Fund	122,896	80,351	210,793	100,245
StocksPLUS® Total Return Fund	1,077,589	831,270	117,926	57,012
StocksPLUS® TR Short Strategy Fund	226,985	189,142	19,142	13,258
CommodityRealReturn Strategy Fund®	55,302,997	54,340,803	3,607,815	3,535,299

8. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2007	80	$20,700	GBP	200	$281
Sales	1,060	16,800		0	405
Closing Buys	(0)	(10,700)		0	(130)
Expirations	(334)	(5,000)		(200)	(103)
Exercised	0	0		0	0
Balance at 09/30/2007	806	$21,800	GBP	0	$453

	Fundamental IndexPLUSTM TR Fund							International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	323	$129,300	GBP	700	EUR	11,000	$1,649	28	$5,000	$61
Sales	1,377	95,400		0		0	1,517	128	5,000	101
Closing Buys	(610)	(59,400)		0		(8,000)	(914)	(58)	(2,000)	(34)
Expirations	(413)	(25,000)		(700)		(3,000)	(436)	(26)	0	(7)
Exercised	0	(3,000)		0		0	(12)	(6)	0	(2)
Balance at 09/30/2007	677	$137,300	GBP	0	EUR	0	$1,804	66	$8,000	$119

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)							Real Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	205	$250,700	GBP	6,400	EUR	35,000	$3,145	6,610	$305,000	$5,303
Sales	1,605	226,700		0		20,400	3,203	4,802	1,381,000	31,740
Closing Buys	(119)	(99,100)		0		0	(1,215)	(312)	(305,000)	(3,069)
Expirations	(970)	(106,700)		(6,400)		(55,400)	(1,429)	(7,136)	0	(2,237)
Exercised	0	0		0		0	0	(2,666)	0	(706)
Balance at 09/30/2007	721	$271,600	GBP	0	EUR	0	$3,704	1,298	$1,381,000	$31,031

	RealEstateRealReturn Strategy Fund			Small Cap StocksPLUS®TR Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$0	$0	1	$1,000	$13
Sales	396	8,400	442	47	1,000	26
Closing Buys	0	0	0	(25)	0	(9)
Expirations	(272)	0	(73)	(1)	0	0
Exercised	0	0	0	0	0	0
Balance at 09/30/2007	124	$8,400	$369	22	$2,000	$30

128	PIMCO Funds

(Unaudited) September 30, 2007

	StocksPLUS® Fund							StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2007	292	$92,400	GBP	11,200	EUR	3,000	$1,940	255	$76,600	GBP	500	EUR	8,000	$1,225
Sales	1,972	44,700		0		0	1,869	867	58,600		0		0	1,251
Closing Buys	(58)	(35,200)		0		0	(768)	(176)	(51,000)		0		0	(688)
Expirations	(854)	(22,600)		(1,800)		(3,000)	(1,652)	(509)	(2,900)		(500)		(8,000)	(710)
Exercised	0	0		0		0	0	0	(2,000)		0		0	(8)
Balance at 09/30/2007	1,352	$79,300	GBP	9,400	EUR	0	$1,389	437	$79,300	GBP	0	EUR	0	$1,070

	StocksPLUS® TR Short Strategy Fund						CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	359,008,458	$257,000	$18,764
Sales	322	23,000		0		0	8,708	1,282,500	30,775
Closing Buys	(227)	(20,800)		0		(1,000)	(2,646)	(257,000)	(2,890)
Expirations	(5)	0		(300)		0	(10,701)	0	(3,498)
Exercised	0	(1,000)		0		0	0	0	0
Balance at 09/30/2007	168	$36,000	GBP	0	EUR	0	359,003,819	$1,282,500	$43,151

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $325 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of September 30, 2007 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of September 30, 2007, the AAAA Fund was paying interest at 6.09%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of September 30, 2007

$238,087	$268,716	$ 7,042	$1,437	$280,000

Semiannual Report	September 30, 2007	129

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	2,804	$35,921	8,122	$102,798	343	$3,642	1,009	$10,623
Other Classes	118,763	1,525,900	270,676	3,427,616	9,899	105,546	26,975	285,377
Issued as reinvestment of distributions
Class D	515	6,586	1,417	17,763	12	134	51	530
Other Classes	21,285	272,924	48,123	605,076	802	8,562	2,639	27,599
Cost of shares redeemed
Class D	(5,313)	(67,826)	(20,270)	(255,263)	(459)	(4,885)	(1,017)	(10,747)
Other Classes	(100,493)	(1,284,569)	(232,567)	(2,939,293)	(13,803)	(146,677)	(34,554)	(365,910)
Net increase (decrease) resulting from Fund share transactions	37,561	$488,936	75,501	$958,697	(3,206)	$(33,678)	(4,897)	$(52,528)

	Real Return Fund				RealEstateRealReturn Strategy Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	8,125	$86,869	22,901	$247,567	79	$553	561	$4,964
Other Classes	133,645	1,428,132	323,709	3,491,057	1,721	11,793	5,394	46,062
Issued as reinvestment of distributions
Class D	2,244	23,950	3,299	35,728	46	301	331	2,482
Other Classes	25,760	274,926	37,489	406,069	1,091	7,061	8,207	62,145
Cost of shares redeemed
Class D	(16,573)	(177,153)	(49,934)	(538,904)	(647)	(4,397)	(1,687)	(14,482)
Other Classes	(191,115)	(2,043,229)	(548,965)	(5,932,965)	(7,187)	(48,222)	(38,457)	(333,861)
Net increase (decrease) resulting from Fund share transactions	(37,914)	$(406,505)	(211,501)	$(2,291,448)	(4,897)	$(32,911)	(25,651)	$(232,690)

	StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
	Six Months Ended 09/30/2007		Year Ended 03/31/07		Six Months Ended 09/30/2007		Year Ended 03/31/07
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	170	$1,372	30	$256	9,379	$134,504	27,032	$389,690
Other Classes	3,966	32,093	7,171	63,291	92,771	1,335,618	348,054	4,987,823
Issued as reinvestment of distributions
Class D	0	4	1	5	1,408	20,446	2,390	33,332
Other Classes	163	1,288	817	6,796	14,687	213,576	23,339	326,510
Cost of shares redeemed
Class D	(11)	(84)	(2)	(17)	(17,410)	(249,513)	(59,061)	(845,947)
Other Classes	(6,292)	(51,493)	(3,961)	(34,918)	(162,556)	(2,327,194)	(372,997)	(5,341,120)
Net increase (decrease) resulting from Fund share transactions	(2,004)	$(16,820)	4,056	$35,413	(61,721)	$(872,563)	(31,243)	$(449,712)

130	PIMCO Funds

(Unaudited) September 30, 2007

Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)				International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 11/30/2006 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

0	$0	1	$10	138	$1,478	3,185	$33,680	59	$629	54	$541	1,562	$19,622	352	$4,300
19,651	227,456	41,720	454,465	5,271	57,180	24,813	267,819	462	4,928	5,395	53,979	1,540	19,170	23,312	286,681

0	0	0	0	3	33	372	3,831	1	10	0	3	26	320	35	415
264	3,047	2,815	30,350	261	2,860	6,055	62,466	144	1,497	218	2,159	968	11,904	6,743	79,935

0	0	0	0	(261)	(2,820)	(3,063)	(31,525)	(46)	(485)	(1)	(17)	(599)	(7,300)	(355)	(4,206)
(10,901)	(125,198)	(7,493)	(77,399)	(12,017)	(128,343)	(23,285)	(232,993)	(189)	(2,023)	0	0	(1,187)	(14,470)	(30,332)	(370,182)

9,014	$105,305	37,043	$407,426	(6,605)	$(69,612)	8,077	$103,278	431	$4,556	5,666	$56,665	2,310	$29,246	(245)	$(3,057)

Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund				StocksPLUS® Total Return Fund
Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/07
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

27	$291	10	$103	51	$573	342	$3,516	117	$1,425	125	$1,454
1,401	15,002	786	11,102	18,891	217,351	16,477	175,403	10,219	123,707	15,380	189,887

0	2	0	1	15	166	45	465	4	53	31	370
12	127	12	134	2,039	23,626	3,240	34,536	470	5,846	2,849	34,154

(1)	(6)	0	0	(366)	(4,127)	(940)	(9,761)	(96)	(1,182)	(129)	(1,508)
(289)	(3,070)	(4)	(40)	(15,982)	(183,516)	(38,047)	(404,499)	(8,939)	(110,955)	(8,920)	(106,974)
1,150	$12,346	804	$11,300	4,648	$54,073	(18,883)	$(200,340)	1,775	$18,894	9,336	$117,383

Semiannual Report	September 30, 2007	131

Notes to Financial Statements  (Cont.)

11. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of PIMCO Funds and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

132	PIMCO Funds

(Unaudited) September 30, 2006

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to additional tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Fund	$504,560	$(25,238)	$479,322
All Asset All Authority Fund	37,216	(14,818)	22,398
Fundamental IndexPLUSTM Fund	1,319	(2,206)	(887)
Fundamental IndexPLUSTM TR Fund	4,368	(3,338)	1,030
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11,630	(3,679)	7,951
International StocksPLUS® TR Strategy Fund (Unhedged)	324	(382)	(58)
Real Return Fund	265,680	(44,318)	221,362
RealEstateRealReturn Strategy Fund	1,416	(1,028)	388
Small Cap StocksPLUS® TR Fund	156	(189)	(33)
StocksPLUS® Fund	6,779	(5,312)	1,467
StocksPLUS® Total Return Fund	3,282	(4,351)	(1,069)
StocksPLUS® TR Short Strategy Fund	1,158	(808)	350
CommodityRealReturn Strategy Fund®	791,594	(55,472)	736,122

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes

Semiannual Report	September 30, 2007	133

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

134	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	135

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

136	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	137

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.                                   AZ693SA_19355

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Global Investors

Share Classes Institutional and Administrative	Semiannual Report September 30, 2007

Municipal Bond Funds

California Intermediate Municipal Bond Fund

California Short Duration Municipal Income Fund

High Yield Municipal Bond Fund

Municipal Bond Fund

NewYork Municipal Bond Fund

Short Duration Municipal Income Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		10
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		17
Statements of Changes in Net Assets		18
Notes to Financial Statements		38
Privacy Policy		46
Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements		47

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	4	20
California Short Duration Municipal Income Fund	5	23
High Yield Municipal Bond Fund	6	25
Municipal Bond Fund	7	29
New York Municipal Bond Fund	8	33
Short Duration Municipal Income Fund	9	35

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

■

Returns of municipal bonds lagged returns of taxable bonds due to an increase in new issuance and severe market dislocation in August. The Lehman Brothers General Municipal Bond Index returned 1.15% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, management risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): California Intermediate Municipal Bond Fund (9/99), Municipal Bond Fund (9/98) and Short Duration Municipal Income Fund (10/02). All other Funds in this Semiannual Report do not currently offer Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Municipal Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all funds is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	3

PIMCO California Intermediate Municipal Bond Fund	Institutional Class	PCIMX
	Administrative Class	PCMMX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	82.6%
Puerto Rico	9.9%
Virgin Islands	3.1%
Short-Term Instruments	1.8%
Other	2.6%

*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	-0.19%	1.64%	2.57%	4.52%
PIMCO California Intermediate Municipal Bond Fund Administrative Class	-0.32%	1.39%	2.31%	4.26%
Lehman Brothers California Intermediate Municipal Bond Index	2.10%	3.68%	3.38%	5.11%
Lipper California Intermediate Municipal Dept Fund Average	1.05%	2.32%	2.49%	4.47%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.445% for the Institutional Class shares and 0.695% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$998.08	$996.84	$1,022.75	$1,021.50
Expenses Paid During Period†	$2.25	$3.49	$2.28	$3.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.445% for Institutional Class, 0.695% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AAA/AA1.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance, as municipal yields increased across all intermediate to long maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 3.40%. The yield was 5.77% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.82% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Exposure to tobacco-securitized municipal issues detracted from performance as these bonds declined during the period.

»	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the six-month period.

»	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer-duration zero coupons decreased in value over the period.

4	PIMCO Funds	Municipal Bond Funds

PIMCO California Short Duration Municipal Income Fund
	Institutional Class	PCDIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	97.4%
Delaware	0.6%
Other	2.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	1.27%	3.02%	3.35%
Lehman Brothers California 1-Year Municipal Bond Index	1.87%	3.50%	3.63%
Lipper California Short Intermediate Municipal Debt Fund Average	1.13%	2.63%	2.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.35% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,012.68	$1,023.25
Expenses Paid During Period†	$1.76	$1.77

† The actual expenses are equal to the net annualized expense ratio of 0.35% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO California Short Duration Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance, as municipal yields in California decreased for shorter maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 3.71%. The yield was 6.29% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 4.17% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Semiannual Report	September 30, 2007	5

PIMCO High Yield Municipal Bond Fund
	Institutional Class	PHMIX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Texas	12.9%
Michigan	6.6%
New Jersey	6.6%
Colorado	6.5%
Illinois	6.2%
Florida	5.9%
Pennsylvania	5.3%
Other	50.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Cumulative Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	-3.48%	2.69%	5.22%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers General Municipal Bond Index	-0.07%	2.97%	4.49%
Lipper High Yield Municipal Debt Fund Average	-1.77%	0.84%	2.65%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.55% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$965.18	$1,022.25
Expenses Paid During Period†	$2.70	$2.78

† The actual expenses are equal to the net annualized expense ratio of 0.54% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.54% reflects net annualized expenses after application of an expense reduction of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance as municipal yields increased across longer maturities.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 5.07%. The yield was 7.8% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.63% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

6	PIMCO Funds	Municipal Bond Funds

PIMCO Municipal Bond Fund	Institutional Class	PFMIX
	Administrative Class	PMNAX

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	17.9%
Texas	14.7%
New York	11.0%
New Jersey	5.8%
Illinois	4.8%
Other	45.8%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	0.66%	2.77%	3.63%	4.81%
PIMCO Municipal Bond Fund Administrative Class	0.53%	2.55%	3.37%	4.55%
Lehman Brothers General Municipal Bond Index	1.15%	3.09%	4.02%	5.17%
Lipper General Municipal Debt Fund Average	0.14%	1.78%	3.33%	4.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.525% for the Institutional Class shares and 0.785% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class		Administrative Class		Institutional Class		Administrative Class
Beginning Account Value (04/01/07)	$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (09/30/07)	$1,006.58		$1,005.32		$1,022.35		$1,021.05
Expenses Paid During Period(a)	$2.66	(c)	$3.96	(d)	$2.68	(c)	$3.99	(d)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$2.36		$3.61		$2.38		$3.64

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.525% for the Institutional Class shares and 0.785% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.465% for the Institutional Class shares and 0.715% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.30 for Actual Performance and $0.30 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.35 for Actual Performance and $0.35 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»	The Fund’s effective duration was managed below its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities longer than eight years.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 4.19%. The yield was 6.45% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.66% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

»	Yield curve positioning detracted from performance as the yield curve steepened over the period.

»	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Semiannual Report	September 30, 2007	7

PIMCO New York Municipal Bond Fund
	Institutional Class	PNYIX

Cumulative Returns Through September 30, 2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown*

New York	82.0%
Puerto Rico	6.2%
Short-Term Instruments	4.0%
California	2.4%
Other	5.4%
*	% of Total Investments as of 09/30/2007

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	0.60%	2.56%	3.61%	5.80%
Lehman Brothers New York Insured Municipal Bond Index	1.29%	3.16%	4.10%	5.91%
Lipper New York Municipal Debt Fund Average	0.25%	1.86%	3.34%	4.81%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.485% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,006.05	$1,022.75
Expenses Paid During Period†	$2.26	$2.28

† The actual expenses are equal to the net annualized expense ratio of 0.445% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

»	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AAA/AAA.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities 8 years and higher.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 3.34%. The yield was 5.52% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.74% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.87% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 3.99% for a New York City resident assuming an effective tax rate of 6.21%. Your tax adjusted yield may differ depending on your tax bracket.

»	Municipal bonds within New York underperformed the broader national market for the period.

»	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer duration zero coupons decreased in value over the period.

8	PIMCO Funds	Municipal Bond Funds

PIMCO Short Duration Municipal Income Fund	Institutional Class	PSDIX
	Administrative Class	PSDMX

Cumulative Returns Through September 30, 2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown*

New York	16.8%
California	14.0%
Texas	10.8%
Wisconsin	7.9%
Massachusetts	7.1%
Washington	6.8%
Arizona	5.2%
Other	31.4%
*	% of Total Investments as of 09/30/2007

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.09%	2.75%	2.35%	3.24%
PIMCO Short Duration Municipal Income Fund Administrative Class	0.98%	2.52%	2.11%	2.99%
Lehman Brothers 1-Year Municipal Bond Index	2.00%	3.70%	2.22%	3.25%
Lipper Short Municipal Debt Fund Average	1.50%	2.96%	2.02%	3.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2007, as supplemented to date, is 0.40% for the Institutional Class shares and 0.63% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,010.91	$1,009.80	$1,023.25	$1,022.00
Expenses Paid During Period†	$1.76	$3.01	$1.77	$3.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.35% for the Institutional Class shares and 0.60% for the Administrative Class shares), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund’s average credit quality was AAA at the end of the six-month period versus the benchmark’s average of AAA/AA1.

»

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»

The Fund’s Institutional Class SEC yield after fees at September 30, 2007 was 4.19%. The yield was 6.45% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.66% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

»	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as shorter municipal yields decreased.

»	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Semiannual Report	September 30, 2007	9

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

10	PIMCO Funds	Municipal Bond Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Institutional Class
09/30/2007+	$9.93	$0.20	$(0.22)	$(0.02)	$(0.20)	$0.00
03/31/2007	9.83	0.40	0.10	0.50	(0.40)	0.00
03/31/2006	9.96	0.39	(0.13)	0.26	(0.39)	0.00
03/31/2005	10.22	0.42	(0.26)	0.16	(0.42)	0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
Administrative Class
09/30/2007+	9.93	0.19	(0.22)	(0.03)	(0.19)	0.00
03/31/2007	9.83	0.37	0.10	0.47	(0.37)	0.00
03/31/2006	9.96	0.37	(0.13)	0.24	(0.37)	0.00
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)

California Short Duration Municipal Income Fund
Institutional Class
09/30/2007+	$10.04	$0.19	$(0.06)	$0.13	$(0.19)	$0.00
08/31/2006 - 03/31/2007	10.00	0.19	0.04	0.23	(0.19)	0.00

High Yield Municipal Bond Fund
Institutional Class
09/30/2007+	$10.63	$0.25	$(0.62)	$(0.37)	$(0.24)	$0.00
07/31/2006 - 03/31/2007	10.00	0.35	0.63	0.98	(0.34)	(0.01)

Municipal Bond Fund
Institutional Class
09/30/2007+	$10.31	$0.21	$(0.14)	$0.07	$(0.22)	$0.00
03/31/2007	10.18	0.42	0.13	0.55	(0.42)	0.00
03/31/2006	10.14	0.41	0.02	0.43	(0.39)	0.00
03/31/2005	10.32	0.43	(0.19)	0.24	(0.42)	0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
Administrative Class
09/30/2007+	10.31	0.20	(0.15)	0.05	(0.20)	0.00
03/31/2007	10.18	0.39	0.14	0.53	(0.40)	0.00
03/31/2006	10.14	0.38	0.03	0.41	(0.37)	0.00
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.10%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.55%.

12	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.20)	$9.71	(0.19)%	$101,099	0.445	%*	0.445	%*	4.10	%*	21%
0.00	(0.40)	9.93	5.14	101,792	0.445		0.445		4.01		59
0.00	(0.39)	9.83	2.65	93,639	0.56	(b)	0.46	(b)	3.93		131
0.00	(0.42)	9.96	1.58	76,703	0.63		0.47		4.15		43
0.00	(0.42)	10.22	4.17	73,136	0.47		0.47		4.11		137
0.00	(0.50)	10.22	5.55	89,240	0.47		0.47		4.33		101

0.00	(0.19)	9.71	(0.32)	1,801	0.695	*	0.695	*	3.85	*	21
0.00	(0.37)	9.93	4.88	1,807	0.695		0.695		3.76		59
0.00	(0.37)	9.83	2.39	1,723	0.81	(b)	0.71	(b)	3.68		131
0.00	(0.39)	9.96	1.33	1,760	0.88		0.72		3.90		43
0.00	(0.39)	10.22	3.91	2,117	0.72		0.72		3.88		137
0.00	(0.47)	10.22	5.27	3,578	0.72		0.72		3.95		101

$0.00	$(0.19)	$9.98	1.27%	$11,910	0.35	%*	0.35	%*	3.74	%*	12%
0.00	(0.19)	10.04	2.33	2,884	0.35	*(c)	0.35	*(c)	3.29	*	83

$0.00	$(0.24)	$10.02	(3.48)%	$110,589	0.54	%*(e)	0.54	%*(e)	4.79	%*	98%
0.00	(0.35)	10.63	9.95	18,906	0.55	*(d)	0.55	*(d)	4.94	*	94

$0.00	$(0.22)	$10.16	0.66%	$223,782	0.525	%*	0.465	%*	4.19	%*	24%
0.00	(0.42)	10.31	5.49	223,321	0.525		0.465		4.05		76
0.00	(0.39)	10.18	4.31	198,755	0.71	(b)	0.48	(b)	4.03		63
0.00	(0.42)	10.14	2.35	131,443	0.67		0.49		4.20		56
0.00	(0.42)	10.32	5.57	126,522	0.49		0.49		4.06		115
0.00	(0.49)	10.18	6.48	100,773	0.49		0.49		4.47		108

0.00	(0.20)	10.16	0.53	728	0.785	*	0.715	*	3.93	*	24
0.00	(0.40)	10.31	5.25	819	0.785		0.715		3.81		76
0.00	(0.37)	10.18	4.05	1,127	0.96	(b)	0.73	(b)	3.77		63
0.00	(0.39)	10.14	2.09	2,690	0.92		0.74		3.97		56
0.00	(0.39)	10.32	5.31	24,245	0.74		0.74		3.81		115
0.00	(0.47)	10.18	6.22	69,661	0.74		0.74		4.22		108

Semiannual Report	September 30, 2007	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

New York Municipal Bond Fund
Institutional Class
09/30/2007+	$10.88	$0.21	$(0.15)	$0.06	$(0.20)	$0.00
03/31/2007	10.76	0.42	0.13	0.55	(0.41)	(0.02)
03/31/2006	10.77	0.37	0.00	0.37	(0.37)	(0.01)
03/31/2005	10.87	0.37	(0.10)	0.27	(0.37)	0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)

Short Duration Municipal Income Fund
Institutional Class
09/30/2007+	$9.95	$0.20	$(0.09)	$0.11	$(0.20)	$0.00
03/31/2007	9.96	0.35	(0.01)	0.34	(0.35)	0.00
03/31/2006	9.95	0.34	0.01	0.35	(0.34)	0.00
03/31/2005	10.17	0.28	(0.22)	0.06	(0.28)	0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
Administrative Class
09/30/2007+	9.95	0.19	(0.09)	0.10	(0.19)	0.00
03/31/2007	9.96	0.33	(0.01)	0.32	(0.33)	0.00
03/31/2006	9.95	0.32	0.01	0.33	(0.32)	0.00
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.15%.

14	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Financial Highlights

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.20)	$10.74	0.60%	$36,470	0.445	%*	0.445	%*	3.84	%*	8%
0.00	(0.43)	10.88	5.20	32,533	0.485		0.445		3.86		29
0.00	(0.38)	10.76	3.47	7,581	0.46	(b)	0.46	(b)	3.43		48
0.00	(0.37)	10.77	2.56	2,978	0.47		0.47		3.41		42
0.00	(0.39)	10.87	5.49	2,068	0.47		0.47		3.40		147
0.00	(0.56)	10.68	8.79	3,108	0.48		0.48		4.10		227

$0.00	$(0.20)	$9.86	1.09%	$119,232	0.35	%*	0.35	%*	3.94	%*	16%
0.00	(0.35)	9.95	3.45	178,380	0.40		0.35		3.49		71
0.00	(0.34)	9.96	3.60	106,240	0.45		0.35		3.44		79
0.00	(0.28)	9.95	0.63	118,485	0.37	(c)	0.37	(c)	2.83		104
0.00	(0.22)	10.17	2.25	110,601	0.39		0.39		2.13		226
0.00	(0.26)	10.16	2.52	75,543	0.39		0.39		2.64		152

0.00	(0.19)	9.86	0.98	11	0.57	*	0.57	*	3.78	*	16
0.00	(0.33)	9.95	3.21	11	0.63		0.60		3.27		71
0.00	(0.32)	9.96	3.35	10	0.70		0.60		3.20		79
0.00	(0.26)	9.95	0.42	10	0.63	(c)	0.63	(c)	2.42		104
0.00	(0.19)	10.17	1.98	249	0.64		0.64		1.80		226
0.00	(0.11)	10.16	1.48	715	0.64	*	0.64	*	2.42	*	152

Semiannual Report	September 30, 2007	15

Statements of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$138,870	$16,500	$171,908	$468,293	$76,418	$251,552
Cash	51	0	305	113	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	1,560	0	0	0
Receivable for Fund shares sold	17	0	685	783	230	66
Interest and dividends receivable	1,682	111	2,000	5,384	715	3,099
Variation margin receivable	6	0	5	753	0	539
Swap premiums paid	0	0	0	0	0	6,465
Unrealized appreciation on swap agreements	0	0	0	2,441	0	0
Other assets	1	0	0	6	0	0
	140,627	16,611	176,463	477,773	77,363	261,721

Liabilities:
Payable for investments purchased	$1,060	$0	$5,633	$24,720	$4,611	$8,972
Payable for investments purchased on a delayed-delivery basis	0	0	2,309	0	0	0
Payable for floating rate notes issued	0	0	0	14,953	0	0
Payable for Fund shares redeemed	90	1	192	882	56	315
Dividends payable	47	1	90	212	25	174
Accrued investment advisory fee	23	2	33	72	12	37
Accrued administration fee	26	3	28	93	15	47
Accrued distribution fee	0	0	6	40	0	5
Accrued servicing fee	7	1	10	38	6	24
Variation margin payable	2	0	0	753	0	539
Recoupment payable to Manager	0	0	3	0	0	0
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	0	0	0	0	0	4,700
	1,255	8	8,304	43,923	4,725	14,813

Net Assets	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets Consist of:
Paid in capital	$143,558	$16,637	$175,624	$432,892	$72,995	$261,638
Undistributed (overdistributed) net investment income	293	0	(3)	317	(8)	10
Accumulated undistributed net realized (loss)	(5,998)	(3)	(3,498)	(5,375)	(138)	(8,095)
Net unrealized appreciation (depreciation)	1,519	(31)	(3,964)	6,016	(211)	(6,645)
	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets:
Institutional Class	$101,099	$11,910	$110,589	$223,782	$36,470	$119,232
Administrative Class	1,801	0	0	728	0	11
Other Classes	36,472	4,693	57,570	209,340	36,168	127,665

Shares Issued and Outstanding:
Institutional Class	10,414	1,193	11,035	22,036	3,394	12,090
Administrative Class	186	0	0	72	0	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.71	$9.98	$10.02	$10.16	$10.74	$9.86
Administrative Class	9.71	N/A	N/A	10.16	N/A	9.86
Cost of Investments Owned	$137,255	$16,531	$175,854	$464,177	$76,629	$253,488

16	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,190	$232	$3,135	$10,737	$1,460	$6,092
Miscellaneous income	0	0	6	1	0	0
Total Income	3,190	232	3,141	10,738	1,460	6,092

Expenses:
Investment advisory fees	157	11	177	510	76	281
Administration fees	176	13	186	661	97	343
Distribution and/or servicing fees - Administrative Class	2	0	0	1	0	0
Distribution and/or servicing fees - Other Classes	44	5	91	534	42	201
Trustees’ fees	0	0	0	1	0	1
Interest expense	0	0	0	132	0	0
Miscellaneous expense	0	0	3	1	0	0
Total Expenses	379	29	457	1,840	215	826
Reimbursement by Manager	0	0	(24)	0	0	0
Net Expenses	379	29	433	1,840	215	826

Net Investment Income	2,811	203	2,708	8,898	1,245	5,266

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(207)	0	(2,363)	2,391	(273)	(1,169)
Net realized gain (loss) on futures contracts, written options and swaps	(582)	(4)	(1,133)	(171)	14	8,340
Net change in unrealized (depreciation) on investments	(2,199)	(40)	(4,409)	(8,793)	(567)	(1,750)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(188)	(1)	(42)	(1,226)	(17)	(7,586)
Net (Loss)	(3,176)	(45)	(7,947)	(7,799)	(843)	(2,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(365)	$158	$(5,239)	$1,099	$402	$3,101

Semiannual Report	September 30, 2007	17

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from August 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,811	$5,548	$203	$64	$2,708	$472
Net realized gain (loss)	(789)	(672)	(4)	1	(3,496)	14
Net change in unrealized appreciation (depreciation)	(2,387)	2,256	(41)	10	(4,451)	487
Net increase (decrease) resulting from operations	(365)	7,132	158	75	(5,239)	973

Distributions to Shareholders:
From net investment income
Institutional Class	(2,119)	(3,900)	(138)	(57)	(1,621)	(244)
Administrative Class	(34)	(66)	0	0	0	0
Other Classes	(657)	(1,580)	(65)	(7)	(1,091)	(227)
From net realized capital gains
Institutional Class	0	0	0	0	0	(8)
Other Classes	0	0	0	0	0	(8)

Total Distributions	(2,810)	(5,546)	(203)	(64)	(2,712)	(487)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	16,787	24,138	11,275	3,128	135,412	21,708
Administrative Class	0	0	0	0	0	0
Other Classes	7,566	6,453	3,050	2,613	55,868	31,370
Issued as reinvestment of distributions
Institutional Class	2,065	3,665	138	57	1,593	249
Administrative Class	35	66	0	0	0	0
Other Classes	429	1,059	57	5	519	123
Cost of shares redeemed
Institutional Class	(17,137)	(20,677)	(2,360)	(310)	(40,755)	(3,374)
Administrative Class	0	0	0	0	0	0
Other Classes	(7,262)	(20,304)	(876)	(140)	(25,448)	(1,688)
Net increase (decrease) resulting from Fund share transactions	2,483	(5,600)	11,284	5,353	127,189	48,388

Fund Redemption Fee	0	0	0	0	25	22

Total Increase (Decrease) in Net Assets	(692)	(4,014)	11,239	5,364	119,263	48,896

Net Assets:
Beginning of period	140,064	144,078	5,364	0	48,896	0
End of period*	$139,372	$140,064	$16,603	$5,364	$168,159	$48,896

*Including undistributed (overdistributed) net investment income of:	$293	$292	$0	$0	$(3)	$1

18	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$8,898	$15,722	$1,245	$1,566	$5,266	$10,616
2,220	2,223	(259)	150	7,171	(4,225)
(10,019)	3,401	(584)	292	(9,336)	3,608
1,099	21,346	402	2,008	3,101	9,999

(5,149)	(8,502)	(653)	(697)	(2,929)	(5,553)
(14)	(39)	0	0	0	0
(3,868)	(7,350)	(581)	(881)	(2,320)	(5,061)

0	0	0	(40)	0	0
0	0	0	(38)	0	0

(9,031)	(15,891)	(1,234)	(1,656)	(5,249)	(10,614)

70,716	86,316	9,079	26,602	58,452	205,930
77	45	0	0	0	0
23,744	67,720	9,457	11,145	20,598	48,047

4,953	8,037	646	667	2,803	5,252
13	34	0	0	0	0
2,579	4,158	417	643	1,321	3,058

(70,693)	(72,576)	(5,369)	(2,407)	(119,285)	(138,588)
(170)	(400)	0	0	0	0
(33,503)	(55,653)	(4,060)	(4,764)	(36,563)	(91,602)

(2,284)	37,681	10,170	31,886	(72,674)	32,097

10	13	0	0	0	9

(10,206)	43,149	9,338	32,238	(74,822)	31,491

444,056	400,907	63,300	31,062	321,730	290,239
$433,850	$444,056	$72,638	$63,300	$246,908	$321,730

$317	$450	$(8)	$(19)	$10	$(7)

Semiannual Report	September 30, 2007	19

Schedule of Investments  California Intermediate Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.8%

CALIFORNIA 82.3%
Alameda, California Business Park Assessment
Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,180	$1,208

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,002

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	471

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	99

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,060

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,073

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	126

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	383

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	138

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	568
5.000% due 10/01/2013	570	604

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	799

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	950

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	161

California State General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 06/01/2018	1,250	1,350

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	361

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	513

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,411

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	$165	$154

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,943

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,946

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,134

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,715

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	512

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,007

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,507

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,061

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,038
5.250% due 05/15/2025	1,000	1,020

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,035
6.750% due 07/01/2032 (e)	1,300	1,382

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	373

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	600	563
5.150% due 07/01/2030	650	616
5.500% due 11/01/2038	500	494

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	888

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,034

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	515

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	790

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,591

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	$700	$712
5.375% due 09/01/2017	800	811

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	240
6.400% due 09/01/2018	120	126

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,183

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,016

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,326

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,315

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	968

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	541
6.250% due 06/01/2033	4,700	5,158

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,283

Highland, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2007
4.750% due 12/01/2032	2,000	2,005

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	944

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,258

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018 (a)	1,000	1,049

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	211

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,068

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	150

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,442

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,269

20	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	$3,545	$3,844

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,387

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	1,000	485

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	351

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,108

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	241

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	463
5.700% due 08/15/2012	485	494
5.800% due 08/15/2013	600	612
6.200% due 08/15/2018	1,025	1,049

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,481

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	972

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,231

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California State Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	253

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,084

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	776

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,385

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,425

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	306

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	$2,000	$1,546

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	941

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	208

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,103

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,067

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	811

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	85

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,133

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,357

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	541

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	500

Turlock, California Certificate of Participation Bonds, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	1,006

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,468

		114,686

COLORADO 0.2%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	380

LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	991

MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	536

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	$1,000	$1,089

PUERTO RICO 9.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	500	500

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,646

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,735

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	153

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,237

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,461

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,010

		13,687

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.860% due 02/15/2024	250	256

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		356

VIRGIN ISLANDS 3.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,302

		4,347

Total Municipal Bonds & Notes (Cost $134,717)		136,332

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,295	2,295

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,343. Repurchase proceeds are $2,296.)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments California Intermediate Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
3.818% due 12/13/2007 (b)(d)	$245	$243

Total Short-Term Instruments (Cost $2,538)		2,538

Total Investments 99.6% (Cost $137,255)		$138,870

Other Assets and Liabilities (Net) 0.4%		502

Net Assets 100.0%		$139,372

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	121	$(87)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	65	(7)

				$(96)

(e)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,382	0.99%

22	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments California Short Duration Municipal Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.5%

CALIFORNIA 96.9%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$537

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	123

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
3.800% due 08/01/2023	1,000	1,000

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.620% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
3.710% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.730% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
3.730% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
3.730% due 05/01/2011	100	100

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.600% due 07/01/2023	110	110

California State Educational Facilities Authority Revenue Bonds, Series 1995
3.720% due 10/01/2015 (b)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
3.880% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
3.750% due 07/01/2033	500	500
3.760% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
3.750% due 11/15/2037	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2007
3.830% due 04/01/2033	500	500

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	422

California State Revenue Bonds, (ST-GTD Insured), Series 2004
3.650% due 07/01/2023	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$100	$95

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

East Bay, California Municipal Utility District Water System Revenue Bonds, (XLCA Insured), Series 2005
3.730% due 06/01/2038	500	500

Fresno, California Revenue Bonds, Series 2000
3.740% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	549
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	172

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
3.750% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.740% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
3.840% due 07/01/2036	900	900

Metropolitan Water District of Southern California State Revenue Bonds, Series 2004
3.700% due 07/01/2023	150	150

Orange County, California Sanitation District, Certificates of Participation Bonds, Series 2000
3.850% due 08/01/2030	795	795

Pasadena, California Certificate of Participation Bonds, (AMBAC Insured), Series 2003
3.730% due 02/01/2033	500	500

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	163

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco County, California General Obligation Bonds, (MBIA Insured), Series 2005
3.730% due 06/15/2030	$250	$250

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
3.730% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	162

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	181

Sunnyvale, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
3.740% due 04/01/2031	500	500

Turlock, California Certificates of Participation Bonds, Series 2007
5.000% due 10/15/2008	355	358

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	140

Upland, California State Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.750% due 06/01/2022	90	90

		16,078

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.800% due 12/01/2015	100	100

Total Municipal Bonds & Notes (Cost $16,209)		16,178

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	312	312

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $320. Repurchase proceeds are $312.)

U.S. TREASURY BILLS 0.0%
3.815% due 12/13/2007 (a)	10	10

Total Short-Term Instruments (Cost $322)		322

Total Investments 99.4% (Cost $16,531)		$16,500

Other Assets and Liabilities (Net) 0.6%		103

Net Assets 100.0%		$16,603

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments California Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	2	$0

(b)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	3.720%	10/01/2015	08/10/2007	$500	$500	3.02%

24	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Municipal Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$1,000	$1,000

Total Bank Loan Obligations (Cost $951)		1,000

MUNICIPAL BONDS & NOTES 97.1%

ALABAMA 3.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,800	1,706

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	239
5.250% due 03/01/2036	1,955	1,850

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,407

		5,252

ALASKA 1.9%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,404

Valdez City, Alaska Revenue Bonds, Series 1993
3.930% due 12/01/2033	1,750	1,750

		3,154

ARIZONA 1.4%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	905

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,527

		2,432

CALIFORNIA 2.3%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	188

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.300% due 10/01/2037	1,070	1,024
5.500% due 11/01/2038	1,500	1,483
9.000% due 11/01/2017	500	509

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	198

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	272

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	141

		3,815

COLORADO 6.6%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 05/15/2037	$855	$836
5.750% due 12/01/2037	1,000	986

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,178
5.900% due 08/01/2037	1,000	1,001

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,486

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	481
5.450% due 12/01/2034	1,000	951

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	474

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	824

Park Meadows, Colorado Business Improvement District Revenue Bonds, Series 2007
5.300% due 12/01/2027	475	449
5.350% due 12/01/2031	260	243

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	447

		11,126

FLORIDA 6.0%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	489

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	253

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	920

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,445

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,382

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,666

Seminole Indian Tribe, Florida Revenue Bonds, Series 2007
5.250% due 10/01/2027	1,750	1,759

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,235

		10,149

GEORGIA 1.9%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	222

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,380

Main Street Natural Gas, Inc., Georgia Gas Project Revenue Bonds, Series 2007
5.250% due 09/15/2018 (a)	1,500	1,572

		3,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.3%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$1,003

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	463

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,695	1,589

Granite City, Illinois Revenue Notes, Series 2007
4.875% due 04/01/2017	350	340

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	200

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	232
5.375% due 11/15/2039	1,600	1,504
5.500% due 05/15/2037	750	719
6.100% due 12/01/2041	1,650	1,636

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,750	1,726

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,206

		10,618

INDIANA 1.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	102

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,500	1,485

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,645

		3,232

IOWA 2.1%
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	172

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	1,150	1,070
5.625% due 12/01/2045	2,150	2,067

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	189

		3,498

KANSAS 2.5%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,120

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	1,000

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	650	571
5.500% due 08/01/2021	500	477

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	1,000	989

		4,157

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KENTUCKY 1.0%
Kentucky State Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 08/15/2031	$1,600	$1,600

MARYLAND 0.7%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500	456

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	800	757

		1,213

MASSACHUSETTS 2.8%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.200% due 11/01/2041	1,000	925
5.750% due 11/15/2042	1,500	1,491

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
4.050% due 10/01/2042	2,200	2,200

		4,616

MICHIGAN 6.7%
Corner Creek Academy East, Michigan Revenue Bonds, (GO OF INSTN Insured), Series 2007
5.250% due 11/01/2036	250	223

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	493

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	445

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	727

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	223

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Kalamazoo, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.500% due 05/15/2036	1,535	1,475

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	939

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	817

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,293
6.500% due 09/01/2037	1,000	1,007

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,000	997

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2007
4.070% due 01/01/2020	1,600	1,600

		11,340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MINNESOTA 4.4%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	$250	$242

Columbia Heights, Minnesota Revenue Bonds, Series 2007
5.550% due 07/01/2027	1,000	987

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	700
5.750% due 10/01/2037	1,500	1,448

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	195

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	483

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	255

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	282

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	667

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	1,050	990

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	613

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	474

		7,336

MISSISSIPPI 1.7%
Jackson County, Mississippi Port Facilities Revenue Bonds, Series 1993
4.100% due 06/01/2023	2,900	2,900

MISSOURI 4.1%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,892
6.000% due 07/01/2037	500	500

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	250

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	242
5.550% due 10/01/2036	250	242

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,487

Kansas City, Missouri Maincor Project Tax Allocation, Series 2007
5.250% due 03/01/2018	250	250

Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
4.080% due 09/01/2030	1,600	1,600

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	480

		6,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 1.0%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	$830	$536

Montana State Charity Facilities Finance Authority Revenue Bonds, Series 2006
4.040% due 12/01/2025	1,100	1,100

		1,636

NEW HAMPSHIRE 1.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
4.050% due 06/01/2041	2,000	2,000

NEW JERSEY 6.7%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038 (a)	1,500	1,497

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,904

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	62

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	2,500	2,351

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,500	5,501

		11,315

NEW MEXICO 0.7%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	461

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	649

		1,110

NEW YORK 0.6%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	197

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	147

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	567
7.750% due 08/01/2031	150	172

		1,083

NORTH CAROLINA 0.4%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	146

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	63

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	511

		720

26	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PENNSYLVANIA 5.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	$5,300	$5,082

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
4.050% due 04/01/2021	2,200	2,200

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	505

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	144

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	272

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	451

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	534

		9,188

RHODE ISLAND 0.2%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	184

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	101

		285

SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,500	1,432
6.000% due 11/15/2037 (a)	2,000	2,000

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,585

TENNESSEE 0.8%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	151

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
5.250% due 09/01/2036	1,250	1,237

		1,388

TEXAS 13.2%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	5,000	4,481

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 10/01/2029	$3,200	$3,200

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	474

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	104

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	276

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	753

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	648
6.375% due 02/01/2029	220	224

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	350

Red River, Texas Authority Revenue Bonds, (MBIA Insured), Series 2007
4.450% due 06/01/2020	1,500	1,529

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	909
5.125% due 06/01/2036	1,000	977

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,938

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	51

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	500	526

Williamson County, Texas General Obligation Bonds, (AMBAC Insured), Series 2007
4.750% due 02/15/2032	4,000	4,007

		22,114

UTAH 3.3%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	500
5.700% due 11/15/2036	1,000	999

Utah County, Utah Charter School General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,655

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,459

		5,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 1.7%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$102

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	711

Lexington, Virginia Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 01/01/2037	1,100	1,045

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	1,026

		2,884

WASHINGTON 0.8%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	835

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	500	507

		1,342

WEST VIRGINIA 0.6%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	984

WISCONSIN 0.9%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,111

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	145

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	233

		1,489

Total Municipal Bonds & Notes (Cost $167,284)		163,291

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.3%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,272	7,272

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $7,420. Repurchase proceeds are $7,275.)

U.S. TREASURY BILLS 0.2%
3.876% due 11/29/2007 - 12/13/2007 (b)(d)	350	345

Total Short-Term Instruments (Cost $7,619)		7,617

Total Investments 102.2% (Cost $175,854)		$171,908

Other Assets and Liabilities (Net) (2.2%)		(3,749)

Net Assets 100.0%		$168,159

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments High Yield Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $345 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	$(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	148	(16)

				$(18)

28	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Municipal Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Total Bank Loan Obligations (Cost $1,902)		2,000

MUNICIPAL BONDS & NOTES 102.4%

ALABAMA 1.4%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,393

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,483

		5,876

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	543

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,582

		2,125

ARIZONA 0.7%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,008

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	15	15

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	882

		2,905

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,006

CALIFORNIA 19.3%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,011

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,756

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,158

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,659

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,808

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,537

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	434

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	43,206

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,723

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	941

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,854

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	5,235	5,251

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,038

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,126
0.000% due 08/01/2016	1,400	982

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	938
4.800% due 09/01/2017	875	876

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	418

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,516

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,000

		83,890

COLORADO 0.6%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	190

Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,005

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	40	41

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	45	46

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,426

		2,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.4%
Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	$5,000	$5,913

FLORIDA 3.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,385

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	9,560

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	317

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	940

		15,702

GEORGIA 0.4%
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,314

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	212

		1,526

HAWAII 0.2%
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,018

ILLINOIS 5.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	558

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	313

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,190

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,107

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,764

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	109
0.000% due 12/01/2014	255	189
0.000% due 12/01/2015	1,885	1,329

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments Municipal Bond Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	$125	$106

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	275	275

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	804

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	720

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,483

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,675

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	696
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Nothern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	922

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,005

		22,661

INDIANA 2.3%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,495

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.750% due 07/15/2009	200	203
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	780

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,654

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	$1,000	$1,114

Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,240

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	241
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	972

		9,924

KANSAS 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	582

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	750

LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (d)	5,700	5,928

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	115	119

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,981
5.875% due 05/15/2039 (d)	6,430	6,370
7.289% due 11/15/2031 (d)	285	280

		14,678

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	3,983

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	5,090	4,712

Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
6.495% due 01/01/2017	1,000	1,036

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	538

		7,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.0%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	$2,720	$2,882

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,345

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,064

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,305

		8,649

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,094

MISSOURI 3.3%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	496

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,989

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,078
5.000% due 11/01/2015	540	562

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	369

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	430	444

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,241

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,181

		14,360

NEW JERSEY 6.2%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	579

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,294
5.600% due 01/01/2012	1,000	1,002
6.000% due 11/01/2028	3,500	3,483
6.375% due 04/01/2018	1,500	1,731
6.500% due 04/01/2031	2,115	2,331
6.800% due 04/01/2018	710	771

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,597

30	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	$510	$549

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,709
6.375% due 06/01/2032	1,000	1,126

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	6,220

		26,948

NEW YORK 11.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,943

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,229

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,135

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,189

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	14,300	15,250

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,246

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,532

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	656

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,490	2,733

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,154

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,857

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,597

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,943

		51,464

NORTH CAROLINA 1.1%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	573

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,007

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,037

		4,617

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
OHIO 1.8%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	$4,700	$4,878

Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,183
5.375% due 12/01/2021	1,750	1,882

		7,943

OKLAHOMA 0.0%
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	925	214

PENNSYLVANIA 0.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	776

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	728

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	967

		2,571

PUERTO RICO 2.4%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,520

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	793

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	7,049
0.000% due 08/01/2054	10,000	985

		10,507

RHODE ISLAND 1.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,321
6.250% due 06/01/2042	6,025	6,085

		8,406

SOUTH CAROLINA 0.6%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,551

TENNESSEE 1.8%
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	$1,000	$1,124

Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	635	648

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,975

		7,794

TEXAS 15.9%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	985

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,993

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	525	540

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,013

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,396

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,439

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.830% due 07/01/2025	2,500	2,514

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,036

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,793

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,416

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,064

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,028

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
4.750% due 04/01/2024 (d)	10,000	10,070

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	942

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,078

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	$1,750	$1,840

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	791

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,083

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235

Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	10,000	9,975

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,513

Waco, Texas Health Facilities Development Corp. Revenue Bonds, (MBIA FHA Insured), Series 2006
5.000% due 08/01/2031	8,000	8,148

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	507

		68,946

UTAH 1.8%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,627
0.000% due 06/15/2029	10,000	3,317

		7,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	$1,500	$1,563

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,026

WASHINGTON 3.4%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,993

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,482

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,653

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,162

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA SCH BD GTY Insured), Series 2007
5.000% due 12/01/2023	1,220	1,283

		14,573

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,103

WISCONSIN 2.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,510
5.000% due 10/01/2019	1,040	1,106

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	$100	$105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	104
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	4,725	4,851

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,225	1,261

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,905	1,951

		11,800

Total Municipal Bonds & Notes (Cost $440,047)		444,071

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
4.400% due 10/01/2007	20,392	20,392

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $20,801. Repurchase proceeds are $20,399.)

U.S. TREASURY BILLS 0.4%
3.781% due 12/13/2007 (b)(e)	1,850	1,830

Total Short-Term Instruments (Cost $22,228)		22,222

Total Investments 108.0% (Cost $464,177)		$468,293

Other Assets and Liabilities (Net) (8.0%)		(34,443)

Net Assets 100.0%		$433,850

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $1,830 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Long	12/2007	100	$17
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	957	(662)

				$(645)

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,441

(g)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,500	$1,513	0.35%

32	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments New York Municipal Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 101.0%

ALABAMA 0.9%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$648

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	257

CALIFORNIA 2.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	305

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	518

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,001

		1,824

ILLINOIS 0.7%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	531

INDIANA 0.6%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	468

NEW JERSEY 1.2%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	846

NEW YORK 86.3%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	152

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,126

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	532

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	98

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,094

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.900% due 05/01/2022	1,155	1,155

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	559

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$279

Long Island, New York Power Authority Revenue Notes, (FSA Insured), Series 2003
3.800% due 12/01/2029	1,400	1,400

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	490

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.890% due 08/01/2013	1,000	1,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	534

New York City, New York General Obligation Bonds, Series 1993
3.850% due 08/01/2017	1,000	1,000
4.000% due 08/01/2021	700	700

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	70	71

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,047

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	2,300	2,453

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	261

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	515
5.000% due 01/01/2046	1,500	1,541

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,298

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	249

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	253

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	34

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
3.900% due 06/15/2018	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
3.910% due 05/01/2028	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
3.800% due 02/15/2030	2,100	2,100
5.500% due 11/01/2029	500	530

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.950% due 11/01/2022	905	905
5.000% due 08/01/2024	525	544
5.250% due 02/01/2029	500	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	$600	$639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	411

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	274

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.370% due 08/15/2022	250	258

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
3.760% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	774

New York State Dormitory Authority Revenue Bonds, Series 1997
3.740% due 07/01/2012	225	225

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	157

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	437

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	775

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,084
5.000% due 07/01/2026	500	488

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,051
5.000% due 02/15/2037	1,000	1,024

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	479

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	533

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,772

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	499
5.000% due 06/15/2012	500	533
5.000% due 06/15/2014	400	425

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments New York Municipal Bond Fund (Cont.)	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	$1,000	$1,035

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.670% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	356

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	153

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005
3.920% due 11/01/2026	1,700	1,700

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,024

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	476

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	259

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	539
5.000% due 04/01/2015	500	542

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	529

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,006

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	$750	$796

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019 (a)	2,000	2,158

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	528

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	519

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	486

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	537

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	544

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	263

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	536

		62,705

PUERTO RICO 6.5%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	250

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,013

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	219

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	$550	$586

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	493

		4,709

TEXAS 1.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	557

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	401

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,084

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	260

Total Municipal Bonds & Notes (Cost $73,543)		73,332

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS 4.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,037	3,037

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,101. Repurchase proceeds are $3,038.)

U.S. TREASURY BILLS 0.0%
3.770% due 12/13/2007 (b)	50	49

Total Short-Term Instruments (Cost $3,086)		3,086

Total Investments 105.2% (Cost $76,629)		$76,418

Other Assets and Liabilities (Net) (5.2%)		(3,780)

Net Assets 100.0%		$72,638

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	10	$0

34	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

Schedule of Investments Short Duration Municipal Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.7%

ALABAMA 3.7%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,393

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,119
5.250% due 01/01/2013	4,350	4,660

		9,172

ARIZONA 5.3%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,308
5.000% due 08/01/2012	2,305	2,450

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,163

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,025

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	998

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,223

		13,167

CALIFORNIA 14.3%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,268

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	647

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	905
6.250% due 06/01/2033	26,360	28,928

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	750

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,769

		35,267

CONNECTICUT 0.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
4.000% due 07/01/2036	1,570	1,570

FLORIDA 2.5%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	683

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
9.373% due 12/01/2017	500	514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	$125	$126

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	4,750	4,750

		6,073

ILLINOIS 3.6%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,292

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,498

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,052

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	785

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,655

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,329

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,177
0.000% due 10/01/2010	15	13

		8,923

INDIANA 1.6%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,829

KANSAS 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

MASSACHUSETTS 7.2%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	3,000	2,777

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,639

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
7.985% due 01/01/2016	3,200	3,326

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
7.985% due 07/01/2020	7,005	6,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	$1,400	$1,406

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,036

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,024

		17,763

MICHIGAN 1.8%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,006

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,968

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	580

		4,554

MISSOURI 4.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2006
4.010% due 10/01/2035	3,500	3,500

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,532

		10,032

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,214

NEW JERSEY 0.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	577

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,589

		2,166

NEW YORK 17.1%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,904

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,567

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,428

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	8,400	8,958

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,419

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments Short Duration Municipal Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.910% due 11/01/2022	$7,000	$7,000
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,569

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	875

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,536

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,124

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,110

		42,268

NORTH CAROLINA 0.8%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,902

OHIO 1.6%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,036

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	2,800	2,906

		3,942

OKLAHOMA 2.6%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,182

		6,284

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	823
5.000% due 10/01/2012	435	454

		1,277

PENNSYLVANIA 0.2%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2012	550	558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$250	$264

TENNESSEE 2.0%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 09/01/2015	4,600	4,782

		5,000

TEXAS 11.0%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,661

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,140

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,882

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,363

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	419

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,684

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,500

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	474

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

		27,126

VIRGINIA 0.3%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	781

WASHINGTON 7.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,541

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	155

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,620

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,741

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,082

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,695

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,404

		17,238

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	75

WISCONSIN 8.0%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,249

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,176

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	8,950	9,189

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,960	1,994
4.500% due 11/01/2010	2,070	2,112

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,041

		19,761

Total Municipal Bonds & Notes (Cost $245,512)		243,576

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,812	7,812

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $7,973. Repurchase proceeds are $7,815.)

U.S. TREASURY BILLS 0.1%
4.162% due 11/29/2007 - 12/13/2007 (b)(c)	165	164

Total Short-Term Instruments (Cost $7,976)		7,976

Total Investments 101.9% (Cost $253,488)		$251,552

Other Assets and Liabilities (Net) (1.9%)		(4,644)

Net Assets 100.0%		$246,908

36	PIMCO Funds	Municipal Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $164 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	60	$(9)

(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$109,200	$(4,700)

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

38	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2007

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest

Semiannual Report	September 30, 2007	39

Notes to Financial Statements  (Cont.)

income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(k) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(m) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on

40	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2007

September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%	(1)	0.35%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%	(1)	0.35%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%	(2)	0.40%	(2)	N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%	(1)	0.35%	(1)	N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%	(1)	0.35%	(1)	N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $102,572 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.80%	—	—	0.80%
High Yield Municipal Bond Fund	0.54%	—	0.69%	—	1.44%	0.69%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	72

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

42	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2007

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$28,709	$28,535
California Short Duration Municipal Income Fund	0	0	13,620	1,446
High Yield Municipal Bond Fund	0	0	243,272	118,420
Municipal Bond Fund	0	0	109,475	132,499
New York Municipal Bond Fund	0	0	23,429	4,433
Short Duration Municipal Bond Fund	0	0	42,817	111,342

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 09/30/2007	0	$0	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 08/31/2006 to 03/31/2007		Six Months Ended 09/30/2007		Period from 07/31/2006 to 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,717	$16,787	2,440	$24,138	1,128	$11,275	313	$3,128	13,038	$1 35,412	2,075	$21,708
Administrative Class	0	0	0	0	0	0	0	0	0	0	0
Other Classes	784	7,566	652	6,453	305	3,050	261	2,613	5,379	55,868	2,968	31,370
Issued as reinvestment of distributions
Institutional Class	211	2,065	370	3,665	14	138	6	57	156	1,593	24	249
Administrative Class	4	35	7	66	0	0	0	0	0	0	0
Other Classes	44	429	108	1,059	6	57	0	5	50	519	11	123
Cost of shares redeemed
Institutional Class	(1,763)	(17,137)	(2,087)	(20,677)	(237)	(2,360)	(31)	(310)	(3,937)	(40,755)	(321)	(3,374)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(742)	(7,262)	(2,044)	(20,304)	(88)	(876)	(14)	(140)	(2,506)	(25,448)	(158)	(1,688)
Net increase (decrease) resulting from Fund share transactions	255	$2,483	(554)	$(5,600)	1,128	$11,284	535	$5,353	12,180	$127,189	4,599	$48,388

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,934	$70,716	8,398	$86,316	842	$9,079	2,445	$26,602	5,881	$58,452	20,653	$205,930
Administrative Class	8	77	4	45	0	0	0	0	0	0	0	0
Other Classes	2,329	23,744	6,602	67,720	877	9,457	1,025	11,145	2,075	20,598	4,817	48,047
Issued as reinvestment of
Institutional Class	487	4,953	782	8,037	60	646	61	667	282	2,803	527	5,252
Administrative Class	1	13	3	34	0	0	0	0	0	0	0	0
Other Classes	254	2,579	404	4,158	39	417	59	643	133	1,321	307	3,058
Cost of shares redeemed
Institutional Class	(7,040)	(70,693)	(7,046)	(72,576)	(498)	(5,369)	(221)	(2,407)	(12,008)	(119,285)	(13,913)	(138,588)
Administrative Class	(16)	(170)	(39)	(400)	0	0	0	0	0	0	0	0
Other Classes	(3,293)	(33,503)	(5,427)	(55,653)	(378)	(4,060)	(439)	(4,764)	(3,676)	(36,563)	(9,188)	(91,602)
Net increase (decrease) resulting from Fund share transactions	(336)	$(2,284)	3,681	$37,681	942	$10,170	2,930	$31,886	(7,313)	$(72,674)	3,203	$32,097

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of PIMCO Funds and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

44	PIMCO Funds	Municipal Bond Funds

(Unaudited) September 30, 2007

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
California Intermediate Municipal Bond Fund	$2,700	$(1,085)	$1,615
California Short Duration Municipal Bond Fund	9	(40)	(31)
High Yield Municipal Bond Fund	540	(4,486)	(3,946)
Municipal Bond Fund	9,318	(5,202)	4,116
New York Municipal Bond Fund	516	(727)	(211)
Short Duration Municipal Income Fund	1,572	(3,508)	(1,936)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2007	45

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

46	PIMCO Funds	Municipal Bond Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

Semiannual Report	September 30, 2007	47

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

48	PIMCO Funds	Municipal Bond Funds

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27587-01

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Municipal Bond Funds

Share Classes

NATIONAL SHORT DURATION

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		32
Statements of Assets and Liabilities		36
Statements of Operations		37
Statements of Changes in Net Assets		38
Notes to Financial Statements		40
Privacy Policy		48
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreements		49

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	18
Municipal Bond Fund	9	22
New York Municipal Bond Fund	10	26
Short Duration Municipal Income Fund	11	28

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Returns of municipal bonds lagged returns of taxable bonds due to an increase in new issuance and severe market dislocation in August. The Lehman Brothers General Municipal Bond Index returned 1.15% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class (A, B or C) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (10/99), PIMCO New York Municipal Bond Fund (10/99), and PIMCO Short Duration Municipal Income Fund (3/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC], which declines from 5% in the first year to 0% at the end of the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO California Intermediate Municipal Bond Fund
	Class A:	PCMBX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in California Municipal bonds and may also invest in debt securities of issuers located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance, as municipal yields increased across all intermediate to long maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 3.02%. The yield was 5.12% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.39% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco-securitized municipal issues detracted from performance as these bonds declined during the period.

•	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the six-month period.

•	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer-duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class A	-0.38%	1.26%	2.17%	4.12%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-3.37%	-1.78%	1.55%	3.72%
Lehman Brothers California Intermediate Municipal Bond Index	2.10%	3.68%	3.38%	5.11%
Lipper California Intermediate Municipal Dept Fund Average	1.05%	2.32%	2.49%	4.47%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	82.6%
Puerto Rico	9.9%
Virgin Islands	3.1%
Short-Term Instruments	1.8%
Other	2.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$996.21	$1,020.85
Expenses Paid During Period†	$4.14	$4.19

† Expenses are equal to the net annualized expense ratio of 0.825% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.89 based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund
	Class A:	PCDAX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in California municipal bonds and may also invest in debt securities of issuers located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields in California decreased for shorter maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 3.28%. The yield was 5.56% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.69% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class A	1.03%	2.60%	2.92%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	-1.24%	0.29%	0.78%
Lehman Brothers California 1-Year Municipal Bond Index	1.87%	3.50%	3.63%
Lipper California Short Intermediate Municipal Debt Fund Average	1.13%	2.63%	2.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	97.4%
Delaware	0.6%
Other	2.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,010.35	$1,021.00
Expenses Paid During Period†	$4.02	$4.04

† The actual expenses are equal to the net annualized expense ratio of 0.80% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.77 based upon the Fund’s actual performance and $3.79 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO High Yield Municipal Bond Fund	Class A:	PYMAX
	Class C:	PYMCX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance as municipal yields increased across longer maturities.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 4.78%. The yield was 7.35% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.31% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class A	-3.64%	2.29%	4.80%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	-6.53%	-0.78%	2.10%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	-4.96%	0.56%	4.05%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers General Municipal Bond Index	-0.07%	2.97%	4.49%
Lipper High Yield Municipal Debt Fund Average	-1.77%	0.84%	2.65%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 4.50% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratios are 0.85% and 1.60% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Texas	12.9%
Michigan	6.6%
New Jersey	6.6%
Colorado	6.5%
Illinois	6.2%
Florida	5.9%
Pennsylvania	5.3%
Other	50.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$963.57	$959.81	$1,020.65	$1,016.90
Expenses Paid During Period†	$4.27	$7.94	$4.39	$8.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.87% for Class A, 1.62% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.87% for Class A and 1.62% for Class C reflect net annualized expenses after application of an expense reduction of 0.08% for all classes. Effective October 1, 2007, the administrative fee for Class A and Class C Shares was reduced by 0.10% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.03 and $7.69 for Class A and Class C Shares, respectively, based upon the Fund’s actual performance, and $4.14 and $7.92 for Class A and Class C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class A:	PMLAX
	Class B:	PMLBX
	Class C:	PMLCX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities longer than eight years.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 3.83%. The yield was 5.89% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.26% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning detracted from performance as the yield curve steepened over the period.

•	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	0.48%	2.41%	3.24%	4.42%
PIMCO Municipal Bond Fund Class A (adjusted)	-2.54%	-0.66%	2.61%	4.10%
PIMCO Municipal Bond Fund Class B	0.10%	1.67%	2.47%	3.86%
PIMCO Municipal Bond Fund Class B (adjusted)	-4.82%	-3.25%	2.12%	3.86%
PIMCO Municipal Bond Fund Class C (adjusted)	-0.76%	0.92%	2.73%	3.91%
Lehman Brothers General Municipal Bond Index	1.15%	3.09%	4.02%	5.17%
Lipper General Municipal Debt Fund Average	0.14%	1.78%	3.33%	4.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.825%, 1.585% and 1.335% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	17.9%
Texas	14.7%
New York	11.0%
New Jersey	5.8%
Illinois	4.8%
Other	45.8%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance						Hypothetical Performance
							(5% return before expenses)
	Class A		Class B		Class C		Class A		Class B		Class C
Beginning Account Value (04/01/07)	$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00		$1,000.00
Ending Account Value (09/30/07)	$1,004.78		$1,001.04		$1,002.27		$1,020.60		$1,016.85		$1,018.05
Expenses Paid During Period(a)	$4.41	(c)	$8.15	(d)	$6.96	(e)	$4.45	(c)	$8.22	(d)	$7.01	(e)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.16		$7.85		$6.61		$4.19		$7.92		$6.66

(a) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.875% for Class A, 1.625% for Class B, 1.385% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A, Class B and Class C Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.16, $7.85 and $6.71 for Class A, Class B and Class C Shares, respectively, based upon the Fund’s actual performance, and $4.19, $7.92 and $6.76 for Class A, Class B and Class C Shares, respectively, based upon a hypothetical 5% return.

(b) For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.825% for Class A shares, 1.575% for Class B shares and 1.325% for Class C shares), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A, Class B and Class C Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.91, $7.60 and $6.36 for Class A, Class B and Class C Shares, respectively, based upon the Fund’s actual performance, and $3.94, $7.67 and $6.41 for Class A, Class B and Class C Shares, respectively, based upon a hypothetical 5% return.

(c) Includes non-cash interest expense of $0.25 for Actual Performance and $0.26 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(d) Includes non-cash interest expense of $0.30 for Actual Performance and $0.30 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

(e) Includes non-cash interest expense of $0.35 for Actual Performance and $0.35 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO New York Municipal Bond Fund
	Class A:	PNYAX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in New York municipal bonds and may also invest in debt securities of issuers located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities 8 years and higher.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 2.96%. The yield was 4.89% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.09% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.43% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 5.03% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class A	0.42%	2.18%	3.20%	5.40%
PIMCO New York Municipal Bond Fund Class A (adjusted)	-2.60%	-0.89%	2.57%	5.00%
Lehman Brothers New York Insured Municipal Bond Index	1.29%	3.16%	4.10%	5.91%
Lipper New York Municipal Debt Fund Average	0.25%	1.86%	3.34%	4.81%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class A shares is 0.805%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

New York	82.0%
Puerto Rico	6.2%
Short-Term Instruments	4.0%
California	2.4%
Other	5.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class A	Class A
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,004.17	$1,020.85
Expenses Paid During Period†	$4.16	$4.19

† The actual expenses are equal to the net annualized expense ratio of 0.825% for Class A shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.91 based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class A:	PSDAX
	Class C:	PSDCX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•	The Fund’s average credit quality was AAA at the end of the six-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s Class A SEC yield after fees at September 30, 2007 was 3.74%. The yield was 5.75% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.16% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as shorter municipal yields decreased.

•	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class A	0.86%	2.34%	1.93%	2.82%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	-1.41%	0.03%	1.46%	2.53%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	-0.27%	1.06%	1.63%	2.37%
Lehman Brothers 1-Year Municipal Bond Index	2.00%	3.70%	2.22%	3.25%
Lipper Short Municipal Debt Fund Average	1.50%	2.96%	2.02%	3.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80% and 1.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

New York	16.8%
California	14.0%
Texas	10.8%
Wisconsin	7.9%
Massachusetts	7.1%
Washington	6.8%
Arizona	5.2%
Other	31.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,008.64	$1,007.17	$1,021.00	$1,019.50
Expenses Paid During Period†	$4.02	$5.52	$4.04	$5.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Class A shares and 1.10% for Class C shares), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class A and Class C Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.77 and $5.27 for Class A and Class C Shares, respectively, based upon the Fund’s actual performance, and $3.79 and $5.30 for Class A and Class C Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index	Lehman Brothers Treasury Index consists of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.8%

CALIFORNIA 82.3%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,180	$1,208

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,002

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	471

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	99

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,060

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,073

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	126

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	383

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	138

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	568
5.000% due 10/01/2013	570	604

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	799

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	950

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	161

California State General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 06/01/2018	1,250	1,350

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	361

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	513

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,411

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	$165	$154

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,943

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,946

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,134

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,715

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	512

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,007

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,507

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,061

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,038
5.250% due 05/15/2025	1,000	1,020

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,035
6.750% due 07/01/2032 (e)	1,300	1,382

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	373

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	600	563
5.150% due 07/01/2030	650	616
5.500% due 11/01/2038	500	494

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	888

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,034

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	515

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	790

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,591

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	$700	$712
5.375% due 09/01/2017	800	811

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	240
6.400% due 09/01/2018	120	126

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,183

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,016

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,326

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,315

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	968

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	541
6.250% due 06/01/2033	4,700	5,158

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,283

Highland, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2007
4.750% due 12/01/2032	2,000	2,005

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	944

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,258

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018 (a)	1,000	1,049

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	211

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,068

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	150

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,442

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,269

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Schedule of Investments  California Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	$3,545	$3,844

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,387

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	1,000	485

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	351

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,108

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	241

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	463
5.700% due 08/15/2012	485	494
5.800% due 08/15/2013	600	612
6.200% due 08/15/2018	1,025	1,049

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,481

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	972

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,231

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California State Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	253

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,084

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	776

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,385

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,425

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	306

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	$2,000	$1,546

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	941

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	208

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,103

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,067

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	811

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	85

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,133

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,357

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	541

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	500

Turlock, California Certificate of Participation Bonds, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	1,006

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,468

		114,686

COLORADO 0.2%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	380

LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	991

MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	536

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	$1,000	$1,089

PUERTO RICO 9.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	500	500

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,646

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,735

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	153

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,237

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,461

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,010

		13,687

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.860% due 02/15/2024	250	256

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		356

VIRGIN ISLANDS 3.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,302

		4,347

Total Municipal Bonds & Notes (Cost $134,717)		136,332

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,295	2,295

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,343. Repurchase proceeds are $2,296.)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
3.818% due 12/13/2007 (b)(d)	$245	$243

Total Short-Term Instruments (Cost $2,538)		2,538

Total Investments 99.6% (Cost $137,255)		$138,870

Other Assets and Liabilities (Net) 0.4%		502

Net Assets 100.0%		$139,372

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	121	$(87)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	65	(7)

				$(96)

(e)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,382	0.99%

See Accompanying Notes	Semiannual Report	September 30, 2007	15

Schedule of Investments  California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.5%

CALIFORNIA 96.9%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$537

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	123

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
3.800% due 08/01/2023	1,000	1,000

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.620% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
3.710% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.730% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
3.730% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
3.730% due 05/01/2011	100	100

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.600% due 07/01/2023	110	110

California State Educational Facilities Authority Revenue Bonds, Series 1995
3.720% due 10/01/2015 (b)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
3.880% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
3.750% due 07/01/2033	500	500
3.760% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
3.750% due 11/15/2037	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2007
3.830% due 04/01/2033	500	500

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	422

California State Revenue Bonds, (ST-GTD Insured), Series 2004
3.650% due 07/01/2023	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$100	$95

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

East Bay, California Municipal Utility District Water System Revenue Bonds, (XLCA Insured), Series 2005
3.730% due 06/01/2038	500	500

Fresno, California Revenue Bonds, Series 2000
3.740% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	549
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	172

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
3.750% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.740% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
3.840% due 07/01/2036	900	900

Metropolitan Water District of Southern California State Revenue Bonds, Series 2004
3.700% due 07/01/2023	150	150

Orange County, California Sanitation District, Certificates of Participation Bonds, Series 2000
3.850% due 08/01/2030	795	795

Pasadena, California Certificate of Participation Bonds, (AMBAC Insured), Series 2003
3.730% due 02/01/2033	500	500

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	163

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco County, California General Obligation Bonds, (MBIA Insured), Series 2005
3.730% due 06/15/2030	$250	$250

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
3.730% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	162

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	181

Sunnyvale, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
3.740% due 04/01/2031	500	500

Turlock, California Certificates of Participation Bonds, Series 2007
5.000% due 10/15/2008	355	358

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	140

Upland, California State Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.750% due 06/01/2022	90	90

		16,078

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.800% due 12/01/2015	100	100

Total Municipal Bonds & Notes (Cost $16,209)		16,178

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	312	312

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $320. Repurchase proceeds are $312.)

U.S. TREASURY BILLS 0.0%
3.815% due 12/13/2007 (a)	10	10

Total Short-Term Instruments (Cost $322)		322

Total Investments 99.4% (Cost $16,531)		$16,500

Other Assets and Liabilities (Net) 0.6%		103

Net Assets 100.0%		$16,603

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	2	$0

(b)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	3.720%	10/01/2015	08/10/2007	$500	$500	3.02%

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$1,000	$1,000

Total Bank Loan Obligations (Cost $951)		1,000

MUNICIPAL BONDS & NOTES 97.1%

ALABAMA 3.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,800	1,706

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	239
5.250% due 03/01/2036	1,955	1,850

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,407

		5,252

ALASKA 1.9%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,404

Valdez City, Alaska Revenue Bonds, Series 1993
3.930% due 12/01/2033	1,750	1,750

		3,154

ARIZONA 1.4%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	905

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,527

		2,432

CALIFORNIA 2.3%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	188

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.300% due 10/01/2037	1,070	1,024
5.500% due 11/01/2038	1,500	1,483
9.000% due 11/01/2017	500	509

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	198

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	272

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	141

		3,815

COLORADO 6.6%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 05/15/2037	$855	$836
5.750% due 12/01/2037	1,000	986

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,178
5.900% due 08/01/2037	1,000	1,001

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,486

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	481
5.450% due 12/01/2034	1,000	951

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	474

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	824

Park Meadows, Colorado Business Improvement District Revenue Bonds, Series 2007
5.300% due 12/01/2027	475	449
5.350% due 12/01/2031	260	243

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	447

		11,126

FLORIDA 6.0%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	489

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	253

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	920

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,445

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,382

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,666

Seminole Indian Tribe, Florida Revenue Bonds, Series 2007
5.250% due 10/01/2027	1,750	1,759

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,235

		10,149

GEORGIA 1.9%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	222

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,380

Main Street Natural Gas, Inc., Georgia Gas Project Revenue Bonds, Series 2007
5.250% due 09/15/2018 (a)	1,500	1,572

		3,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.3%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$1,003

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	463

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,695	1,589

Granite City, Illinois Revenue Notes, Series 2007
4.875% due 04/01/2017	350	340

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	200

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	232
5.375% due 11/15/2039	1,600	1,504
5.500% due 05/15/2037	750	719
6.100% due 12/01/2041	1,650	1,636

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,750	1,726

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,206

		10,618

INDIANA 1.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	102

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,500	1,485

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,645

		3,232

IOWA 2.1%
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	172

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	1,150	1,070
5.625% due 12/01/2045	2,150	2,067

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	189

		3,498

KANSAS 2.5%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,120

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	1,000

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	650	571
5.500% due 08/01/2021	500	477

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	1,000	989

		4,157

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KENTUCKY 1.0%
Kentucky State Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 08/15/2031	$1,600	$1,600

MARYLAND 0.7%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500	456

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	800	757

		1,213

MASSACHUSETTS 2.8%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.200% due 11/01/2041	1,000	925
5.750% due 11/15/2042	1,500	1,491

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
4.050% due 10/01/2042	2,200	2,200

		4,616

MICHIGAN 6.7%
Corner Creek Academy East, Michigan Revenue Bonds, (GO OF INSTN Insured), Series 2007
5.250% due 11/01/2036	250	223

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	493

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	445

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	727

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	223

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Kalamazoo, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.500% due 05/15/2036	1,535	1,475

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	939

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	817

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,293
6.500% due 09/01/2037	1,000	1,007

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,000	997

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2007
4.070% due 01/01/2020	1,600	1,600

		11,340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MINNESOTA 4.4%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	$250	$242

Columbia Heights, Minnesota Revenue Bonds, Series 2007
5.550% due 07/01/2027	1,000	987

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	700
5.750% due 10/01/2037	1,500	1,448

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	195

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	483

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	255

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	282

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	667

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	1,050	990

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	613

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	474

		7,336

MISSISSIPPI 1.7%
Jackson County, Mississippi Port Facilities Revenue Bonds, Series 1993
4.100% due 06/01/2023	2,900	2,900

MISSOURI 4.1%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,892
6.000% due 07/01/2037	500	500

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	250

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	242
5.550% due 10/01/2036	250	242

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,487

Kansas City, Missouri Maincor Project Tax Allocation, Series 2007
5.250% due 03/01/2018	250	250

Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
4.080% due 09/01/2030	1,600	1,600

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	480

		6,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 1.0%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	$830	$536

Montana State Charity Facilities Finance Authority Revenue Bonds, Series 2006
4.040% due 12/01/2025	1,100	1,100

		1,636

NEW HAMPSHIRE 1.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
4.050% due 06/01/2041	2,000	2,000

NEW JERSEY 6.7%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038 (a)	1,500	1,497

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,904

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	62

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	2,500	2,351

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,500	5,501

		11,315

NEW MEXICO 0.7%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	461

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	649

		1,110

NEW YORK 0.6%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	197

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	147

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	567
7.750% due 08/01/2031	150	172

		1,083

NORTH CAROLINA 0.4%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	146

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	63

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	511

		720

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PENNSYLVANIA 5.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	$5,300	$5,082

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
4.050% due 04/01/2021	2,200	2,200

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	505

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	144

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	272

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	451

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	534

		9,188

RHODE ISLAND 0.2%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	184

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	101

		285

SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,500	1,432
6.000% due 11/15/2037 (a)	2,000	2,000

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,585

TENNESSEE 0.8%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	151

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
5.250% due 09/01/2036	1,250	1,237

		1,388

TEXAS 13.2%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	5,000	4,481

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 10/01/2029	$3,200	$3,200

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	474

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	104

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	276

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	753

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	648
6.375% due 02/01/2029	220	224

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	350

Red River, Texas Authority Revenue Bonds, (MBIA Insured), Series 2007
4.450% due 06/01/2020	1,500	1,529

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	909
5.125% due 06/01/2036	1,000	977

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,938

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	51

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	500	526

Williamson County, Texas General Obligation Bonds, (AMBAC Insured), Series 2007
4.750% due 02/15/2032	4,000	4,007

		22,114

UTAH 3.3%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	500
5.700% due 11/15/2036	1,000	999

Utah County, Utah Charter School General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,655

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,459

		5,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 1.7%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$102

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	711

Lexington, Virginia Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 01/01/2037	1,100	1,045

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	1,026

		2,884

WASHINGTON 0.8%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	835

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	500	507

		1,342

WEST VIRGINIA 0.6%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	984

WISCONSIN 0.9%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,111

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	145

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	233

		1,489

Total Municipal Bonds & Notes (Cost $167,284)		163,291

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.3%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,272	7,272

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $7,420. Repurchase proceeds are $7,275.)

U.S. TREASURY BILLS 0.2%
3.876% due 11/29/2007 - 12/13/2007 (b)(d)	350	345

Total Short-Term Instruments (Cost $7,619)		7,617

Total Investments 102.2% (Cost $175,854)		$171,908

Other Assets and Liabilities (Net) (2.2%)		(3,749)

Net Assets 100.0%		$168,159

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $345 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	$(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	148	(16)

				$(18)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Total Bank Loan Obligations (Cost $1,902)		2,000

MUNICIPAL BONDS & NOTES 102.4%

ALABAMA 1.4%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,393

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,483

		5,876

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	543

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,582

		2,125

ARIZONA 0.7%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,008

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	15	15

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	882

		2,905

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,006

CALIFORNIA 19.3%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,011

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,756

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,158

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,659

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,808

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,537

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	434

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	43,206

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,723

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	941

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,854

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	5,235	5,251

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,038

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,126
0.000% due 08/01/2016	1,400	982

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	938
4.800% due 09/01/2017	875	876

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	418

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,516

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,000

		83,890

COLORADO 0.6%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	190

Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,005

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	40	41

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	45	46

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,426

		2,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.4%
Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	$5,000	$5,913

FLORIDA 3.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,385

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	9,560

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	317

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	940

		15,702

GEORGIA 0.4%
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,314

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	212

		1,526

HAWAII 0.2%
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,018

ILLINOIS 5.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	558

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	313

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,190

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,107

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,764

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	109
0.000% due 12/01/2014	255	189
0.000% due 12/01/2015	1,885	1,329

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	$125	$106

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	275	275

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	804

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	720

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,483

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,675

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	696
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Nothern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	922

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,005

		22,661

INDIANA 2.3%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,495

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.750% due 07/15/2009	200	203
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	780

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,654

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	$1,325	$1,240

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	241
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	972

		9,924

KANSAS 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	582

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	750

LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (d)	5,700	5,928

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	115	119

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,981
5.875% due 05/15/2039 (d)	6,430	6,370
7.289% due 11/15/2031 (d)	285	280

		14,678

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	3,983

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	5,090	4,712

Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
6.495% due 01/01/2017	1,000	1,036

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	538

		7,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.0%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	$2,720	$2,882

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,345

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,064

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,305

		8,649

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,094

MISSOURI 3.3%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	496

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,989

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,078
5.000% due 11/01/2015	540	562

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	369

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	430	444

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,241

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,181

		14,360

NEW JERSEY 6.2%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	579

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,294
5.600% due 01/01/2012	1,000	1,002
6.000% due 11/01/2028	3,500	3,483
6.375% due 04/01/2018	1,500	1,731
6.500% due 04/01/2031	2,115	2,331
6.800% due 04/01/2018	710	771

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,597

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	549

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	$3,500	$3,709
6.375% due 06/01/2032	1,000	1,126

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	6,220

		26,948

NEW YORK 11.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,943

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,229

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,135

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,189

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	14,300	15,250

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,246

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,532

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	656

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,490	2,733

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,154

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,857

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,597

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,943

		51,464

NORTH CAROLINA 1.1%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	573

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,007

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,037

		4,617

OHIO 1.8%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	4,700	4,878

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	$1,100	$1,183
5.375% due 12/01/2021	1,750	1,882

		7,943

OKLAHOMA 0.0%
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	925	214

PENNSYLVANIA 0.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	776

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	728

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	967

		2,571

PUERTO RICO 2.4%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,520

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	793

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	7,049
0.000% due 08/01/2054	10,000	985

		10,507

RHODE ISLAND 1.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,321
6.250% due 06/01/2042	6,025	6,085

		8,406

SOUTH CAROLINA 0.6%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,551

TENNESSEE 1.8%
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,047

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	$635	$648

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,975

		7,794

TEXAS 15.9%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	985

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,993

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	525	540

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,013

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,396

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,439

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.830% due 07/01/2025	2,500	2,514

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,036

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,793

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,416

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,064

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,028

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
4.750% due 04/01/2024 (d)	10,000	10,070

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	942

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,078

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	$1,750	$1,840

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	791

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,083

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235

Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	10,000	9,975

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,513

Waco, Texas Health Facilities Development Corp. Revenue Bonds, (MBIA FHA Insured), Series 2006
5.000% due 08/01/2031	8,000	8,148

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	507

		68,946

UTAH 1.8%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,627
0.000% due 06/15/2029	10,000	3,317

		7,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	$1,500	$1,563

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,026

WASHINGTON 3.4%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,993

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,482

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,653

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,162

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA SCH BD GTY Insured), Series 2007
5.000% due 12/01/2023	1,220	1,283

		14,573

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,103

WISCONSIN 2.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,510
5.000% due 10/01/2019	1,040	1,106

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	$100	$105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	104
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	4,725	4,851

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,225	1,261

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,905	1,951

		11,800

Total Municipal Bonds & Notes (Cost $440,047)		444,071

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
4.400% due 10/01/2007	20,392	20,392

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $20,801. Repurchase proceeds are $20,399.)

U.S. TREASURY BILLS 0.4%
3.781% due 12/13/2007 (b)(e)	1,850	1,830

Total Short-Term Instruments (Cost $22,228)		22,222

Total Investments 108.0% (Cost $464,177)		$468,293

Other Assets and Liabilities (Net) (8.0%)		(34,443)

Net Assets 100.0%		$433,850

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $1,830 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Long	12/2007	100	$17
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	957	(662)

				$(645)

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,441

(g)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,500	$1,513	0.35%

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 101.0%

ALABAMA 0.9%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$648

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	257

CALIFORNIA 2.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	305

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	518

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,001

		1,824

ILLINOIS 0.7%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	531

INDIANA 0.6%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	468

NEW JERSEY 1.2%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	846

NEW YORK 86.3%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	152

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,126

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	532

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	98

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,094

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.900% due 05/01/2022	1,155	1,155

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	559

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$279

Long Island, New York Power Authority Revenue Notes, (FSA Insured), Series 2003
3.800% due 12/01/2029	1,400	1,400

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	490

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.890% due 08/01/2013	1,000	1,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	534

New York City, New York General Obligation Bonds, Series 1993
3.850% due 08/01/2017	1,000	1,000
4.000% due 08/01/2021	700	700

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	70	71

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,047

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	2,300	2,453

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	261

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	515
5.000% due 01/01/2046	1,500	1,541

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,298

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	249

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	253

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	34

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
3.900% due 06/15/2018	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
3.910% due 05/01/2028	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
3.800% due 02/15/2030	2,100	2,100
5.500% due 11/01/2029	500	530

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.950% due 11/01/2022	905	905
5.000% due 08/01/2024	525	544
5.250% due 02/01/2029	500	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	$600	$639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	411

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	274

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.370% due 08/15/2022	250	258

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
3.760% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	774

New York State Dormitory Authority Revenue Bonds, Series 1997
3.740% due 07/01/2012	225	225

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	157

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	437

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	775

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,084
5.000% due 07/01/2026	500	488

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,051
5.000% due 02/15/2037	1,000	1,024

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	479

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	533

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,772

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	499
5.000% due 06/15/2012	500	533
5.000% due 06/15/2014	400	425

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	$1,000	$1,035

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.670% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	356

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	153

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005
3.920% due 11/01/2026	1,700	1,700

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,024

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	476

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	259

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	539
5.000% due 04/01/2015	500	542

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	529

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,006

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	$750	$796

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019 (a)	2,000	2,158

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	528

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	519

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	486

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	537

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	544

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	263

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	536

		62,705

PUERTO RICO 6.5%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	250

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,013

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	219

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	$550	$586

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	493

		4,709

TEXAS 1.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	557

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	401

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,084

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	260

Total Municipal Bonds & Notes (Cost $73,543)		73,332

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS 4.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,037	3,037

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,101. Repurchase proceeds are $3,038.)

U.S. TREASURY BILLS 0.0%
3.770% due 12/13/2007 (b)	50	49

Total Short-Term Instruments (Cost $3,086)		3,086

Total Investments 105.2% (Cost $76,629)		$76,418

Other Assets and Liabilities (Net) (5.2%)		(3,780)

Net Assets 100.0%		$72,638

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	10	$0

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.7%

ALABAMA 3.7%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,393

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,119
5.250% due 01/01/2013	4,350	4,660

		9,172

ARIZONA 5.3%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,308
5.000% due 08/01/2012	2,305	2,450

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,163

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,025

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	998

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,223

		13,167

CALIFORNIA 14.3%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,268

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	647

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	905
6.250% due 06/01/2033	26,360	28,928

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	750

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,769

		35,267

CONNECTICUT 0.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
4.000% due 07/01/2036	1,570	1,570

FLORIDA 2.5%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	683

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
9.373% due 12/01/2017	500	514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	$125	$126

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	4,750	4,750

		6,073

ILLINOIS 3.6%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,292

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,498

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,052

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	785

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,655

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,329

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,177
0.000% due 10/01/2010	15	13

		8,923

INDIANA 1.6%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,829

KANSAS 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

MASSACHUSETTS 7.2%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	3,000	2,777

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,639

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
7.985% due 01/01/2016	3,200	3,326

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
7.985% due 07/01/2020	7,005	6,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	$1,400	$1,406

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,036

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,024

		17,763

MICHIGAN 1.8%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,006

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,968

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	580

		4,554

MISSOURI 4.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2006
4.010% due 10/01/2035	3,500	3,500

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,532

		10,032

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,214

NEW JERSEY 0.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	577

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,589

		2,166

NEW YORK 17.1%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,904

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,567

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,428

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	8,400	8,958

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,419

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.910% due 11/01/2022	$7,000	$7,000
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,569

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	875

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,536

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,124

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,110

		42,268

NORTH CAROLINA 0.8%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,902

OHIO 1.6%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,036

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	2,800	2,906

		3,942

OKLAHOMA 2.6%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,182

		6,284

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	823
5.000% due 10/01/2012	435	454

		1,277

PENNSYLVANIA 0.2%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2012	550	558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$250	$264

TENNESSEE 2.0%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 09/01/2015	4,600	4,782

		5,000

TEXAS 11.0%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,661

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,140

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,882

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,363

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	419

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,684

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,500

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	474

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

		27,126

VIRGINIA 0.3%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	781

WASHINGTON 7.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,541

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	155

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,620

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,741

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,082

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,695

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,404

		17,238

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	75

WISCONSIN 8.0%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,249

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,176

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	8,950	9,189

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,960	1,994
4.500% due 11/01/2010	2,070	2,112

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,041

		19,761

Total Municipal Bonds & Notes (Cost $245,512)		243,576

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,812	7,812

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $7,973. Repurchase proceeds are $7,815.)

U.S. TREASURY BILLS 0.1%
4.162% due 11/29/2007 - 12/13/2007 (b)(c)	165	164

Total Short-Term Instruments (Cost $7,976)		7,976

Total Investments 101.9% (Cost $253,488)		$251,552

Other Assets and Liabilities (Net) (1.9%)		(4,644)

Net Assets 100.0%		$246,908

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $164 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	60	$(9)

(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$109,200	$(4,700)

30	PIMCO Funds	See Accompanying Notes

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	September 30, 2007	31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
Class A
09/30/2007+	$9.93	$0.18	$(0.22)	$(0.04)	$(0.18)	$0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
California Short Duration Municipal Income Fund
Class A
09/30/2007+	$10.04	$0.16	$(0.06)	$0.10	$(0.16)	$0.00
08/31/2006 - 03/31/2007	10.00	0.15	0.06	0.21	(0.17)	0.00
High Yield Municipal Bond Fund
Class A
09/30/2007+	$10.63	$0.23	$(0.61)	$(0.38)	$(0.23)	$0.00
07/31/2006 - 03/31/2007	10.00	0.30	0.65	0.95	(0.31)	(0.01)
Class C
09/30/2007+	$10.63	$0.19	$(0.61)	$(0.42)	$(0.19)	$0.00
12/29/2006 - 03/31/2007	10.52	0.09	0.12	0.21	(0.10)	0.00
Municipal Bond Fund
Class A
09/30/2007+	$10.31	$0.20	$(0.15)	$0.05	$(0.20)	$0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
Class B
09/30/2007+	$10.31	$0.16	$(0.15)	$0.01	$(0.16)	$0.00
03/31/2007	10.18	0.30	0.14	0.44	(0.31)	0.00
03/31/2006	10.14	0.30	0.02	0.32	(0.28)	0.00
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
Class C
09/30/2007+	$10.31	$0.17	$(0.15)	$0.02	$(0.17)	$0.00
03/31/2007	10.18	0.33	0.13	0.46	(0.33)	0.00
03/31/2006	10.14	0.32	0.02	0.34	(0.30)	0.00
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
New York Municipal Bond Fund
Class A
09/30/2007+	$10.88	$0.19	$(0.15)	$0.04	$(0.18)	$0.00
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(e) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 5.01%.

32	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$9.71	(0.38)%	$34,464	0.825	%*	0.825	%*	3.73	%*	21%
0.00	(0.36)	9.93	4.74	34,107	0.825		0.825		3.64		59
0.00	(0.35)	9.83	2.25	46,314	0.94	(d)	0.84	(d)	3.53		131
0.00	(0.38)	9.96	1.17	44,676	1.03	(c)	0.87	(c)	3.75		43
0.00	(0.37)	10.22	3.73	47,407	0.90		0.90		3.69		137
0.00	(0.46)	10.22	5.13	58,325	0.87	(b)	0.87	(b)	3.86		101

$0.00	$(0.16)	$9.98	1.03%	$4,683	0.80	%*	0.80	%*	3.22	%*	12%
0.00	(0.17)	10.04	2.11	2,470	0.70	*(e)(f)	0.70	*(e)(f)	2.52	*	83

$0.00	$(0.23)	$10.02	(3.64)%	$39,366	0.87	%*(i)	0.87	%*(i)	4.35	%*(i)	98%
0.00	(0.32)	10.63	9.61	24,068	0.95	*(g)	0.95	*(g)	4.31	*	94

$0.00	$(0.19)	$10.02	(4.02)	$11,536	1.62	*(j)	1.62	*(j)	3.63	*	98
0.00	(0.10)	10.63	2.32	2,496	1.70	*(h)	1.70	*(h)	3.50	*	94

$0.00	$(0.20)	$10.16	0.48%	$70,375	0.875	%*	0.825	%*	3.83	%*	24%
0.00	(0.38)	10.31	5.12	76,698	0.875		0.825		3.70		76
0.00	(0.35)	10.18	3.94	65,423	1.07	(d)	0.84	(d)	3.64		63
0.00	(0.38)	10.14	1.96	54,983	1.06	(c)	0.88	(c)	3.83		56
0.00	(0.37)	10.32	5.15	60,742	0.90		0.90		3.66		115
0.00	(0.45)	10.18	6.08	65,254	0.86	(b)	0.86	(b)	4.05		108

$0.00	$(0.16)	$10.16	0.10	$27,506	1.625	*	1.575	*	3.09	*	24
0.00	(0.31)	10.31	4.36	30,371	1.635		1.575		2.97		76
0.00	(0.28)	10.18	3.17	34,401	1.82	(d)	1.59	(d)	2.91		63
0.00	(0.30)	10.14	1.20	40,015	1.81	(c)	1.63	(c)	3.07		56
0.00	(0.30)	10.32	4.36	46,467	1.65		1.65		2.90		115
0.00	(0.38)	10.18	5.29	43,553	1.61	(b)	1.61	(b)	3.32		108

$0.00	$(0.17)	$10.16	0.23	$64,297	1.385	*	1.325	*	3.34	*	24
0.00	(0.33)	10.31	4.60	67,140	1.385		1.325		3.20		76
0.00	(0.30)	10.18	3.42	65,179	1.57	(d)	1.34	(d)	3.16		63
0.00	(0.33)	10.14	1.45	69,930	1.56	(c)	1.38	(c)	3.33		56
0.00	(0.32)	10.32	4.62	81,894	1.40		1.40		3.16		115
0.00	(0.40)	10.18	5.55	92,101	1.36	(b)	1.36	(b)	3.59		108

$0.00	$(0.18)	$10.74	0.42%	$21,621	0.825	%*	0.825	%*	3.45	%*	8%
0.00	(0.39)	10.88	4.81	19,184	0.855		0.825		3.43		29
0.00	(0.34)	10.76	3.08	17,856	0.84	(d)	0.84	(d)	3.02		48
0.00	(0.33)	10.77	2.14	16,135	0.87	(c)	0.87	(c)	3.04		42
0.00	(0.34)	10.87	5.04	16,328	0.90		0.90		2.96		147
0.00	(0.52)	10.68	8.36	11,739	0.88	(b)	0.88	(b)	3.49		227

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.84%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.49%.

(i) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.95%.

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.70%.

Semiannual Report	September 30, 2007	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Short Duration Municipal Income Fund
Class A
09/30/2007+	$9.95	$0.18	$(0.09)	$0.09	$(0.18)	$0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
09/30/2007+	9.95	0.16	(0.09)	0.07	(0.16)	0.00
03/31/2007	9.96	0.29	(0.01)	0.28	(0.29)	0.00
03/31/2006	9.95	0.28	0.01	0.29	(0.28)	0.00
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the administrative expense was reduced to 0.35%.

(d) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 Fees.

34	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$9.86	0.86%	$75,025	0.80	%*	0.80	%*	3.55	%*	16%
0.00	(0.31)	9.95	3.09	86,895	0.75	(d)	0.70	(d)	3.16		71
0.00	(0.31)	9.96	3.24	120,178	0.80	(d)	0.70	(d)	3.09		79
0.00	(0.24)	9.95	0.20	199,843	0.81	(c)(d)	0.81	(c)(d)	2.37		104
0.00	(0.17)	10.17	1.78	261,909	0.85		0.85		1.65		226
0.00	(0.22)	10.16	2.07	207,709	0.82	(b)	0.82	(b)	2.16		152

0.00	(0.16)	9.86	0.72	21,995	1.10	*	1.10	*	3.24	*	16
0.00	(0.29)	9.95	2.80	26,052	1.05	(d)	1.00	(d)	2.87		71
0.00	(0.28)	9.96	2.94	35,294	1.10	(d)	1.00	(d)	2.79		79
0.00	(0.21)	9.95	(0.10)	49,751	1.11	(c)(d)	1.11	(c)(d)	2.07		104
0.00	(0.14)	10.17	1.47	67,984	1.15		1.15		1.35		226
0.00	(0.19)	10.16	1.77	45,755	1.12	(b)	1.12	(b)	1.88		152

Semiannual Report	September 30, 2007	35

Statements of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$138,870	$16,500	$171,908	$468,293	$76,418	$251,552
Cash	51	0	305	113	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	1,560	0	0	0
Receivable for Fund shares sold	17	0	685	783	230	66
Interest and dividends receivable	1,682	111	2,000	5,384	715	3,099
Variation margin receivable	6	0	5	753	0	539
Swap premiums paid	0	0	0	0	0	6,465
Unrealized appreciation on swap agreements	0	0	0	2,441	0	0
Other assets	1	0	0	6	0	0
	140,627	16,611	176,463	477,773	77,363	261,721

Liabilities:
Payable for investments purchased	$1,060	$0	$5,633	$24,720	$4,611	$8,972
Payable for investments purchased on a delayed-delivery basis	0	0	2,309	0	0	0
Payable for floating rate notes issued	0	0	0	14,953	0	0
Payable for Fund shares redeemed	90	1	192	882	56	315
Dividends payable	47	1	90	212	25	174
Accrued investment advisory fee	23	2	33	72	12	37
Accrued administration fee	26	3	28	93	15	47
Accrued distribution fee	0	0	6	40	0	5
Accrued servicing fee	7	1	10	38	6	24
Variation margin payable	2	0	0	753	0	539
Recoupment payable to Manager	0	0	3	0	0	0
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	0	0	0	0	0	4,700
	1,255	8	8,304	43,923	4,725	14,813

Net Assets	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets Consist of:
Paid in capital	$143,558	$16,637	$175,624	$432,892	$72,995	$261,638
Undistributed (overdistributed) net investment income	293	0	(3)	317	(8)	10
Accumulated undistributed net realized (loss)	(5,998)	(3)	(3,498)	(5,375)	(138)	(8,095)
Net unrealized appreciation (depreciation)	1,519	(31)	(3,964)	6,016	(211)	(6,645)
	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets:
Class A	$34,464	$4,683	$39,366	$70,375	$21,621	$75,025
Class B	0	0	0	27,506	0	0
Class C	0	0	11,536	64,297	0	21,995
Other Classes	104,908	11,920	117,257	271,672	51,017	149,888

Shares Issued and Outstanding:
Class A	3,550	469	3,928	6,930	2,012	7,607
Class B	0	0	0	2,709	0	0
Class C	0	0	1,151	6,331	0	2,230

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$9.71	$9.98	$10.02	$10.16	$10.74	$9.86
Class B	NA	NA	NA	10.16	NA	NA
Class C	NA	NA	10.02	10.16	NA	9.86

Cost of Investments Owned	$137,255	$16,531	$175,854	$464,177	$76,629	$253,488

36	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,190	$232	$3,135	$10,737	$1,460	$6,092
Miscellaneous income	0	0	6	1	0	0
Total Income	3,190	232	3,141	10,738	1,460	6,092

Expenses:
Investment advisory fees	157	11	177	510	76	281
Administration fees	176	13	186	661	97	343
Distribution fees - Class B	0	0	0	107	0	0
Distribution fees - Class C	0	0	28	163	0	35
Servicing fees - Class A	41	5	46	90	26	100
Servicing fees - Class B	0	0	0	36	0	0
Servicing fees - Class C	0	0	9	81	0	29
Distribution and/or servicing fees - Other Classes	5	0	8	58	16	37
Trustees’ fees	0	0	0	1	0	1
Interest expense	0	0	0	132	0	0
Miscellaneous expense	0	0	3	1	0	0
Total Expenses	379	29	457	1,840	215	826
Reimbursement by Manager	0	0	(24)	0	0	0
Net Expenses	379	29	433	1,840	215	826

Net Investment Income	2,811	203	2,708	8,898	1,245	5,266

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(207)	0	(2,363)	2,391	(273)	(1,169)
Net realized gain (loss) on futures contracts, written options and swap	(582)	(4)	(1,133)	(171)	14	8,340
Net change in unrealized (depreciation) on investments	(2,199)	(40)	(4,409)	(8,793)	(567)	(1,750)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(188)	(1)	(42)	(1,226)	(17)	(7,586)
Net (Loss)	(3,176)	(45)	(7,947)	(7,799)	(843)	(2,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(365)	$158	$(5,239)	$1,099	$402	$3,101

Semiannual Report	September 30, 2007	37

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from August 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,811	$5,548	$203	$64
Net realized gain (loss)	(789)	(672)	(4)	1
Net change in unrealized appreciation (depreciation)	(2,387)	2,256	(41)	10
Net increase (decrease) resulting from operations	(365)	7,132	158	75

Distributions to Shareholders:
From net investment income
Class A	(615)	(1,479)	(65)	(7)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(2,195)	(4,067)	(138)	(57)
From net realized capital gains
Class A	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(2,810)	(5,546)	(203)	(64)

Fund Share Transactions:
Receipts for shares sold
Class A	7,252	5,247	3,050	2,603
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	17,101	25,344	11,275	3,138
Issued as reinvestment of distributions
Class A	390	984	57	5
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	2,139	3,806	138	57
Cost of shares redeemed
Class A	(6,611)	(18,948)	(876)	(140)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(17,788)	(22,033)	(2,360)	(310)
Net increase (decrease) resulting from fund share transactions	2,483	(5,600)	11,284	5,353

Fund Redemption Fee	0	0	0	0

Total Increase (Decrease) in Net Assets	(692)	(4,014)	11,239	5,364

Net Assets:
Beginning of period	140,064	144,078	5,364	0
End of period*	$139,372	$140,064	$16,603	$5,364

*Including undistributed (overdistributed) net investment income of:	$293	$292	$0	$0

38	PIMCO Funds	See Accompanying Notes

High Yield Municipal Bond Fund		Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2007 (Unaudited)	Period from July 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2006

$2,708	$472	$8,898	$15,722	$1,245	$1,566	$5,266	$10,616
(3,496)	14	2,220	2,223	(259)	150	7,171	(4,225)
(4,451)	487	(10,019)	3,401	(584)	292	(9,336)	3,608
(5,239)	973	1,099	21,346	402	2,008	3,101	9,999

(814)	(181)	(1,411)	(2,630)	(359)	(607)	(1,415)	(3,239)
0	0	(451)	(970)	0	0	0	0
(137)	(8)	(1,111)	(2,162)	0	0	(379)	(874)
(1,761)	(282)	(6,058)	(10,129)	(875)	(971)	(3,455)	(6,501)

0	(7)	0	0	0	(25)	0	0
0	(9)	0	0	0	(53)	0	0

(2,712)	(487)	(9,031)	(15,891)	(1,234)	(1,656)	(5,249)	(10,614)

37,436	25,355	12,008	30,833	5,214	4,348	14,975	36,103
0	0	1,569	4,303	0	0	0	0
10,502	2,490	3,628	13,471	0	0	2,480	6,221
143,342	25,233	77,332	105,474	13,322	33,399	61,595	211,653

311	78	871	1,694	210	385	989	2,325
0	0	222	447	0	0	0	0
77	7	640	1,268	0	0	198	486
1,724	287	5,812	8,820	853	925	2,937	5,499

(19,948)	(1,506)	(18,004)	(22,104)	(2,730)	(3,600)	(27,230)	(71,624)
0	0	(4,197)	(9,200)	0	0	0	0
(1,041)	0	(6,080)	(13,623)	0	0	(6,554)	(15,927)
(45,214)	(3,556)	(76,085)	(83,702)	(6,699)	(3,571)	(122,064)	(142,639)
127,189	48,388	(2,284)	37,681	10,170	31,886	(72,674)	32,097

25	22	10	13	0	0	0	9

119,263	48,896	(10,206)	43,149	9,338	32,238	(74,822)	31,491

48,896	0	444,056	400,907	63,300	31,062	321,730	290,239
$168,159	$48,896	$433,850	$444,056	$72,638	$63,300	$246,908	$321,730

$(3)	$1	$317	$450	$(8)	$(19)	$10	$(7)

Semiannual Report	September 30, 2007	39

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined

40	PIMCO Funds

(Unaudited) September 30, 2007

price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(k) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

42	PIMCO Funds

(Unaudited) September 30, 2007

(l) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(m) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%	(1)	0.35%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%	(1)	0.35%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%	(2)	0.40%	(2)	N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%	(1)	0.35%	(1)	N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%	(1)	0.35%	(1)	N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $102,572 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.80%	—	—	0.80%
High Yield Municipal Bond Fund	0.54%	—	0.69%	—	1.44%	0.69%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	72

44	PIMCO Funds

(Unaudited) September 30, 2007

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$28,709	$28,535
California Short Duration Municipal Income Fund	0	0	13,620	1,446
High Yield Municipal Bond Fund	0	0	243,272	118,420
Municipal Bond Fund	0	0	109,475	132,499
New York Municipal Bond Fund	0	0	23,429	4,433
Short Duration Municipal Bond Fund	0	0	42,817	111,342

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 09/30/2007	0	$0	0	$0

Semiannual Report	September 30, 2007	45

Notes to Financial Statements  (Cont.)

8. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 08/31/2006 to 03/31/2007		Six Months Ended 09/30/2007		Period from 07/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	752	$7,252	530	$5,247	305	$3,050	260	$2,603	3,604	$37,436	2,398	$25,355
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	1,012	10,502	234	2,490
Other Classes	1,749	17,101	2,562	25,344	1,128	11,275	314	3,138	13,801	143,342	2,411	25,233

Issued as reinvestment of distributions
Class A	40	390	100	984	6	57	0	5	30	311	7	78
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	8	77	1	7
Other Classes	219	2,139	385	3,806	14	138	6	57	168	1,724	27	287

Cost of shares redeemed
Class A	(676)	(6,611)	(1,907)	(18,948)	(88)	(876)	(14)	(140)	(1,970)	(19,948)	(141)	(1,506)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0	(104)	(1,041)	0	0
Other Classes	(1,829)	(17,788)	(2,224)	(22,033)	(237)	(2,360)	(31)	(310)	(4,369)	(45,214)	(338)	(3,556)
Net increase (decrease) resulting from Fund share transactions	255	$2,483	(554)	$(5,600)	1,128	$11,284	535	$5,353	12,180	$127,189	4,599	$48,388

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	1,178	$12,008	3,003	$30,833	483	$5,214	400	$4,348	1,509	$14,975	3,620	$36,103
Class B	154	1,569	420	4,303	0	0	0	0	0	0	0	0
Class C	356	3,628	1,312	13,471	0	0	0	0	249	2,480	623	6,221
Other Classes	7,583	77,332	10,269	105,474	1,236	13,322	3,070	33,399	6,198	61,595	21,227	211,653

Issued as reinvestment of distributions
Class A	86	871	165	1,694	20	210	35	385	100	989	233	2,325
Class B	22	222	43	447	0	0	0	0	0	0	0	0
Class C	63	640	123	1,268	0	0	0	0	20	198	49	486
Other Classes	571	5,812	858	8,820	79	853	85	925	295	2,937	552	5,499

Cost of shares redeemed
Class A	(1,771)	(18,004)	(2,157)	(22,104)	(254)	(2,730)	(332)	(3,600)	(2,739)	(27,230)	(7,184)	(71,624)
Class B	(412)	(4,197)	(897)	(9,200)	0	0	0	0	0	0	0	0
Class C	(598)	(6,080)	(1,327)	(13,623)	0	0	0	0	(658)	(6,554)	(1,597)	(15,927)
Other Classes	(7,568)	(76,085)	(8,131)	(83,702)	(622)	(6,699)	(328)	(3,571)	(12,287)	(122,064)	(14,320)	(142,639)
Net increase (decrease) resulting from Fund share transactions	(336)	$(2,284)	3,681	$37,681	942	$10,170	2,930	$31,886	(7,313)	$(72,674)	3,203	$32,097

9. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

46	PIMCO Funds

(Unaudited) September 30, 2007

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
California Intermediate Municipal Bond Fund	$2,700	$(1,085)	$1,615
California Short Duration Municipal Bond Fund	9	(40)	(31)
High yield Municipal Bond Fund	540	(4,486)	(3,946)
Municipal Bond Fund	9,318	(5,202)	4,116
New York Municipal Bond Fund	516	(727)	(211)
Short Duration Municipal Income Fund	1,572	(3,508)	(1,936)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2007	47

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

48	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	49

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

50	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	51

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.         AZ002SA_19351

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Municipal Bond Funds

Share Class

NATIONAL SHORT DURATION

PIMCO Short Duration Municipal Income Fund

NATIONAL

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

STATE-SPECIFIC

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		32
Statements of Assets and Liabilities		34
Statements of Operations		35
Statements of Changes in Net Assets		36
Notes to Financial Statements		38
Privacy Policy		46
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreements		47

FUND	Fund Summary	Schedule of Investments

California Intermediate Municipal Bond Fund	6	13
California Short Duration Municipal Income Fund	7	16
High Yield Municipal Bond Fund	8	18
Municipal Bond Fund	9	22
New York Municipal Bond Fund	10	26
Short Duration Municipal Income Fund	11	28

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Municipal Bond Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits during the period, as fears about subprime mortgage credit and overall liquidity concerns sparked a flight-to-quality. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

Returns of municipal bonds lagged returns of taxable bonds due to an increase in new issuance and severe market dislocation in August. The Lehman Brothers General Municipal Bond Index returned 1.15% for the period.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. Unless otherwise indicated, the actual share class D is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class D shares were first offered in (month/year): PIMCO Municipal Bond Fund (4/98), PIMCO California Intermediate Municipal Bond Fund (1/00), PIMCO New York Municipal Bond Fund (1/00), and PIMCO Short Duration Municipal Income Fund (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO California Intermediate Municipal Bond Fund	Class D:	PCIDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in California Municipal bonds and may also invest in debt securities of issuers located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s average credit quality was A+ at the end of the six-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance, as municipal yields increased across all intermediate to long maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 3.02%. The yield was 5.12% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.39% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Exposure to tobacco-securitized municipal issues detracted from performance as these bonds declined during the period.

•	California municipal bonds underperformed the broader national market for the period. Yield premiums continued to widen over the six-month period.

•	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer-duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Class D	-0.38%	1.26%	2.19%	4.13%
Lehman Brothers California Intermediate Municipal Bond Index	2.10%	3.68%	3.38%	5.11%
Lipper California Intermediate Municipal Dept Fund Average	1.05%	2.32%	2.49%	4.47%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.775%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	82.6%
Puerto Rico	9.9%
Virgin Islands	3.1%
Short-Term Instruments	1.8%
Other	2.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$996.20	$1,020.85
Expenses Paid During Period†	$4.14	$4.19

† Expenses are equal to the net annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.89 based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO California Short Duration Municipal Income Fund	Class D:	PCDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in California municipal bonds and may also invest in debt securities of issuers located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s effective duration was managed above that of its benchmark throughout the period, which contributed to relative performance as municipal yields in California decreased for shorter maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 3.27%. The yield was 5.56% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective CA state tax rate of 6.05%, or 3.69% assuming a federal tax rate of 10.0% and an effective CA state tax rate of 1.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within California underperformed the broader national market for the period as issuance within the state was the largest nationwide.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Class D	1.03%	2.61%	2.93%
Lehman Brothers California 1-Year Municipal Bond Index	1.87%	3.50%	3.63%
Lipper California Short Intermediate Municipal Debt Fund Average	1.13%	2.63%	2.88%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	97.4%
Delaware	0.6%
Other	2.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,010.30	$1,021.00
Expenses Paid During Period†	$4.02	$4.04

† The actual expenses are equal to the net annualized expense ratio of 0.80% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.77 based upon the Fund’s actual performance and $3.79 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO High Yield Municipal Bond Fund
	Class D:	PYMDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was negative for performance as municipal yields increased across longer maturities.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 4.79%. The yield was 7.35% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 5.31% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Class D	-3.64%	2.28%	4.80%
60% Lehman Brothers High Yield Municipal Index/40% Lehman Brothers General Municipal Bond Index	-0.07%	2.97%	4.49%
Lipper High Yield Municipal Debt Fund Average	-1.77%	0.84%	2.65%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.85%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Texas	12.9%
Michigan	6.6%
New Jersey	6.6%
Colorado	6.5%
Illinois	6.2%
Florida	5.9%
Pennsylvania	5.3%
Other	50.0%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$963.57	$1,020.65
Expenses Paid During Period†	$4.27	$4.39

† The actual expenses are equal to the net annualized expense ratio of 0.87% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.87% reflects net annualized expenses after application of an expense reduction of 0.08%. Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.10% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.03 based upon the Fund’s actual performance and $4.14 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Municipal Bond Fund	Class D:	PMBDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•	The Fund’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed below its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities longer than eight years.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 3.83%. The yield was 5.89% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.26% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Yield curve positioning detracted from performance as the yield curve steepened over the period.

•	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	0.48%	2.41%	3.26%	4.44%
Lehman Brothers General Municipal Bond Index	1.15%	3.09%	4.02%	5.17%
Lipper General Municipal Debt Fund Average	0.14%	1.78%	3.33%	4.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.835%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	17.9%
Texas	14.7%
New York	11.0%
New Jersey	5.8%
Illinois	4.8%
Other	45.8%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class D		Class D
Beginning Account Value (04/01/07)	$1,000.00		$1,000.00
Ending Account Value (09/30/07)	$1,004.76		$1,020.55
Expenses Paid During Period(a)	$4.46	(c)	$4.50	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$4.16		$4.19

(a) The actual expenses are equal to the net annualized expense ratio of 0.885% for Class D shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $4.21 based upon the Fund’s actual performance and $4.24 based upon a hypothetical 5% return.

(b) The actual expenses are equal to the net annualized expense ratio of 0.825% for Class D shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.91 based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

(c) Includes non-cash interest expense of $0.30 for Actual Performance and $0.31 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(i) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO New York Municipal Bond Fund
	Class D:	PNYDX

Portfolio Insights

•

The Fund seeks high current income exempt from federal and New York income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in New York municipal bonds and may also invest in debt securities of issuers located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s average credit quality was AA+ at the end of the period versus the benchmark’s average of AAA/AAA.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•	The Fund’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance, as municipal yields increased across all maturities 8 years and higher.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 2.96%. The yield was 4.89% on a fully tax adjusted basis assuming a federal tax rate of 35.0% and an effective NY state tax rate of 4.45%, or 5.09% for a New York City resident assuming an effective tax rate of 6.82%. The yield was 3.43% on a fully tax adjusted basis assuming a federal tax rate of 10.0% and an effective NY state tax rate of 3.60%, or 5.03% for a New York City resident assuming an effective tax rate of 6.21%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	Municipal bonds within New York underperformed the broader national market for the period.

•	Exposure to zero coupon municipal bonds was negative for performance as intermediate and longer duration zero coupons decreased in value over the period.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Class D	0.42%	2.18%	3.22%	5.41%
Lehman Brothers New York Insured Municipal Bond Index	1.29%	3.16%	4.10%	5.91%
Lipper New York Municipal Debt Fund Average	0.25%	1.86%	3.34%	4.81%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.815%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

New York	82.0%
Puerto Rico	6.2%
Short-Term Instruments	4.0%
California	2.4%
Other	5.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,004.17	$1,020.85
Expenses Paid During Period†	$4.16	$4.19

† The actual expenses are equal to the net annualized expense ratio of 0.825% for Class D shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.91 based upon the Fund’s actual performance and $3.94 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Short Duration Municipal Income Fund	Class D:	PSDDX

Portfolio Insights

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in municipal bonds.

•	The Fund’s average credit quality was AAA at the end of the six-month period versus the benchmark’s average of AAA/AA1.

•

Municipals underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

•

The Fund’s Class D SEC yield after fees at September 30, 2007 was 3.74%. The yield was 5.75% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 4.16% assuming a federal tax rate of 10.0%. An investor’s tax adjusted yield may differ depending on such investor’s tax bracket.

•	The Fund’s effective duration was managed above that of its benchmark throughout the period, which was positive for performance as shorter municipal yields decreased.

•	Exposure to tobacco-securitized municipal issues was negative for performance as these bonds declined during the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Class D	0.86%	2.34%	1.95%	2.83%
Lehman Brothers 1-Year Municipal Bond Index	2.00%	3.70%	2.22%	3.25%
Lipper Short Municipal Debt Fund Average	1.50%	2.96%	2.02%	3.00%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class D shares is 0.80%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

New York	16.8%
California	14.0%
Texas	10.8%
Wisconsin	7.9%
Massachusetts	7.1%
Washington	6.8%
Arizona	5.2%
Other	31.4%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,008.65	$1,021.00
Expenses Paid During Period†	$4.02	$4.04

† The actual expenses are equal to the net annualized expense ratio of 0.80% for Class D shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class D Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $3.77 based upon the Fund’s actual performance and $3.79 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

Benchmark Descriptions

Index	Description

60% Lehman Brothers High Yield Municipal Bond Index/40% Lehman Brothers General Municipal Bond Index	The benchmark is a blend of 60% Lehman Brothers High Yield Municipal Bond Index and 40% Lehman Brothers General Municipal Bond Index. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers 1-Year Municipal Bond Index	Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Aggregate Bond Index

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California 1-Year Municipal Bond Index	Lehman Brothers California 1-Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having a maturity of at least one year and less than two years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers California Intermediate Municipal Bond Index	Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers General Municipal Bond Index	Lehman Brothers General Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers New York Insured Municipal Bond Index	Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of a broad selection of insured general obligation and revenue bonds of New York issuers with remaining maturities ranging from one year to 30 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Treasury Index

Lehman Brothers Treasury Index consists of public obligations of the U. S. Treasury with a remaining maturity of one year or more. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

12	PIMCO Funds

Schedule of Investments California Intermediate Municipal Bond Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.8%

CALIFORNIA 82.3%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,180	$1,208

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,002

Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	471

Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	230

Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	99

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,060

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,073

California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	126

California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	383

California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	138

California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	568
5.000% due 10/01/2013	570	604

California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	799

California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	950

California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	161

California State General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 06/01/2018	1,250	1,350

California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	361

California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	513

California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	35

California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,411

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	$165	$154

California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,943

California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	1,946

California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,134

California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,715

California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	512

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,007

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,507

California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,061

California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	1,021

California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,038
5.250% due 05/15/2025	1,000	1,020

California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,035
6.750% due 07/01/2032 (e)	1,300	1,382

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	373

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	600	563
5.150% due 07/01/2030	650	616
5.500% due 11/01/2038	500	494

California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	888

California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,034

Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	515

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	790

Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,591

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	$700	$712
5.375% due 09/01/2017	800	811

Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	240
6.400% due 09/01/2018	120	126

Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,183

Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,016

Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,326

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,315

El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	968

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	541
6.250% due 06/01/2033	4,700	5,158

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,650	2,283

Highland, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2007
4.750% due 12/01/2032	2,000	2,005

Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	1,000	944

Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,258

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.250% due 11/15/2018 (a)	1,000	1,049

Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	211

Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,068

Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	150

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,442

Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31

Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,269

See Accompanying Notes	Semiannual Report	September 30, 2007	13

Schedule of Investments  California Intermediate Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	$3,545	$3,844

Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,387

Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	1,000	485

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	351

Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,108

Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	241

Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	463
5.700% due 08/15/2012	485	494
5.800% due 08/15/2013	600	612
6.200% due 08/15/2018	1,025	1,049

Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,481

Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	972

Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,231

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170

Riverbank Redevelopment Agency of California State Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	253

Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	263

Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,084

Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	776

San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,385

San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,425

San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	306

San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	$2,000	$1,546

San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	941

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	208

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,103

San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,067

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	811

San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	85

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	4,133

Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,357

South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	541

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	500

Turlock, California Certificate of Participation Bonds, Series 2007
5.000% due 10/15/2010	360	367

University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	1,006

University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,468

		114,686

COLORADO 0.2%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	380

LOUISIANA 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	991

MONTANA 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	536

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NEW YORK 0.8%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	$1,000	$1,089

PUERTO RICO 9.8%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	500	500

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,646

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,735

Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	153

Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,237

Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,461

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,010

		13,687

TEXAS 0.3%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.860% due 02/15/2024	250	256

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		356

VIRGIN ISLANDS 3.1%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,045

Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,302

		4,347

Total Municipal Bonds & Notes (Cost $134,717)		136,332

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	2,295	2,295

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $2,343. Repurchase proceeds are $2,296.)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
3.818% due 12/13/2007 (b)(d)	$245	$243

Total Short-Term Instruments (Cost $2,538)		2,538

Total Investments 99.6% (Cost $137,255)		$138,870

Other Assets and Liabilities (Net) 0.4%		502

Net Assets 100.0%		$139,372

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities with an aggregate market value of $243 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	121	$(87)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	65	(7)

				$(96)

(e)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,382	0.99%

See Accompanying Notes	Semiannual Report	September 30, 2007	15

Schedule of Investments  California Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 97.5%

CALIFORNIA 96.9%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$537

Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	123

Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	150

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
3.800% due 08/01/2023	1,000	1,000

California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.620% due 04/01/2036	100	100

California State Department of Water Resources Revenue Bonds, (AMBAC Insured), Series 2002
3.710% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.730% due 05/01/2022	100	100

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
3.730% due 05/01/2016	400	400

California State Department of Water Resources Revenue Notes, Series 2005
3.730% due 05/01/2011	100	100

California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.600% due 07/01/2023	110	110

California State Educational Facilities Authority Revenue Bonds, Series 1995
3.720% due 10/01/2015 (b)	500	500

California State Health Facilities Financing Authority Revenue Bonds, (MBIA Insured), Series 1998
3.880% due 09/01/2028	500	500

California State Health Facilities Financing Authority Revenue Bonds, Series 2004
3.750% due 07/01/2033	500	500
3.760% due 07/01/2033	100	100

California State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.600% due 08/01/2015	100	100

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
3.750% due 11/15/2037	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2007
3.830% due 04/01/2033	500	500

California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	422

California State Revenue Bonds, (ST-GTD Insured), Series 2004
3.650% due 07/01/2023	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	$100	$95

California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	162

East Bay, California Municipal Utility District Water System Revenue Bonds, (XLCA Insured), Series 2005
3.730% due 06/01/2038	500	500

Fresno, California Revenue Bonds, Series 2000
3.740% due 12/01/2030	150	150

Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	110

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	500	549
6.750% due 06/01/2039	710	822

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	172

Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
3.750% due 02/01/2028	250	250

Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.740% due 07/01/2034	500	500

Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
3.840% due 07/01/2036	900	900

Metropolitan Water District of Southern California State Revenue Bonds, Series 2004
3.700% due 07/01/2023	150	150

Orange County, California Sanitation District, Certificates of Participation Bonds, Series 2000
3.850% due 08/01/2030	795	795

Pasadena, California Certificate of Participation Bonds, (AMBAC Insured), Series 2003
3.730% due 02/01/2033	500	500

Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	109

Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	163

Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100

Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.000% due 08/01/2012	145	144

Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
San Francisco County, California General Obligation Bonds, (MBIA Insured), Series 2005
3.730% due 06/15/2030	$250	$250

San Luin Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	270

Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	207

Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
3.730% due 11/15/2025	500	500

Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	162

Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	181

Sunnyvale, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
3.740% due 04/01/2031	500	500

Turlock, California Certificates of Participation Bonds, Series 2007
5.000% due 10/15/2008	355	358

Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	140

Upland, California State Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104

Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.750% due 06/01/2022	90	90

		16,078

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.800% due 12/01/2015	100	100

Total Municipal Bonds & Notes (Cost $16,209)		16,178

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.400% due 10/01/2007	312	312

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $320. Repurchase proceeds are $312.)

U.S. TREASURY BILLS 0.0%
3.815% due 12/13/2007 (a)	10	10

Total Short-Term Instruments (Cost $322)		322

Total Investments 99.4% (Cost $16,531)		$16,500

Other Assets and Liabilities (Net) 0.6%		103

Net Assets 100.0%		$16,603

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	2	$0

(b)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California State Educational Facilities Authority Revenue Bonds, Series 1995	3.720%	10/01/2015	08/10/2007	$500	$500	3.02%

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Schedule of Investments  High Yield Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$1,000	$1,000

Total Bank Loan Obligations (Cost $951)		1,000

MUNICIPAL BONDS & NOTES 97.1%

ALABAMA 3.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	50

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,800	1,706

Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	239
5.250% due 03/01/2036	1,955	1,850

Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,407

		5,252

ALASKA 1.9%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	1,404

Valdez City, Alaska Revenue Bonds, Series 1993
3.930% due 12/01/2033	1,750	1,750

		3,154

ARIZONA 1.4%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	905

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,527

		2,432

CALIFORNIA 2.3%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	188

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.300% due 10/01/2037	1,070	1,024
5.500% due 11/01/2038	1,500	1,483
9.000% due 11/01/2017	500	509

Dinuba, California Financing Authority Revenue Bonds, Series 2007
5.375% due 09/01/2038	200	198

Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	272

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	141

		3,815

COLORADO 6.6%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	800	770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 05/15/2037	$855	$836
5.750% due 12/01/2037	1,000	986

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,178
5.900% due 08/01/2037	1,000	1,001

Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	1,486

Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	481
5.450% due 12/01/2034	1,000	951

Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	474

Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	824

Park Meadows, Colorado Business Improvement District Revenue Bonds, Series 2007
5.300% due 12/01/2027	475	449
5.350% due 12/01/2031	260	243

Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	447

		11,126

FLORIDA 6.0%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	500	489

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	253

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	920

Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,445

Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,382

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,666

Seminole Indian Tribe, Florida Revenue Bonds, Series 2007
5.250% due 10/01/2027	1,750	1,759

University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,250	1,235

		10,149

GEORGIA 1.9%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	222

Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,380

Main Street Natural Gas, Inc., Georgia Gas Project Revenue Bonds, Series 2007
5.250% due 09/15/2018 (a)	1,500	1,572

		3,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.3%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	$1,000	$1,003

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	463

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,695	1,589

Granite City, Illinois Revenue Notes, Series 2007
4.875% due 04/01/2017	350	340

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	200

Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	232
5.375% due 11/15/2039	1,600	1,504
5.500% due 05/15/2037	750	719
6.100% due 12/01/2041	1,650	1,636

Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,750	1,726

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,206

		10,618

INDIANA 1.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	102

Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,500	1,485

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,645

		3,232

IOWA 2.1%
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	172

Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	1,150	1,070
5.625% due 12/01/2045	2,150	2,067

Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	189

		3,498

KANSAS 2.5%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	1,120

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	1,000

Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	650	571
5.500% due 08/01/2021	500	477

Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	1,000	989

		4,157

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KENTUCKY 1.0%
Kentucky State Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 08/15/2031	$1,600	$1,600

MARYLAND 0.7%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500	456

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	800	757

		1,213

MASSACHUSETTS 2.8%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.200% due 11/01/2041	1,000	925
5.750% due 11/15/2042	1,500	1,491

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
4.050% due 10/01/2042	2,200	2,200

		4,616

MICHIGAN 6.7%
Corner Creek Academy East, Michigan Revenue Bonds, (GO OF INSTN Insured), Series 2007
5.250% due 11/01/2036	250	223

Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	493

Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	445

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	727

Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	223

Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	101

Kalamazoo, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.500% due 05/15/2036	1,535	1,475

Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	939

Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	817

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,293
6.500% due 09/01/2037	1,000	1,007

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,000	997

Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, (AMBAC Insured), Series 2007
4.070% due 01/01/2020	1,600	1,600

		11,340

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MINNESOTA 4.4%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	$250	$242

Columbia Heights, Minnesota Revenue Bonds, Series 2007
5.550% due 07/01/2027	1,000	987

Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	700
5.750% due 10/01/2037	1,500	1,448

Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	195

Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	483

North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	255

Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	282

Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	667

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	1,050	990

St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	613

Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	474

		7,336

MISSISSIPPI 1.7%
Jackson County, Mississippi Port Facilities Revenue Bonds, Series 1993
4.100% due 06/01/2023	2,900	2,900

MISSOURI 4.1%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,892
6.000% due 07/01/2037	500	500

Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	250

Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	242
5.550% due 10/01/2036	250	242

Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,487

Kansas City, Missouri Maincor Project Tax Allocation, Series 2007
5.250% due 03/01/2018	250	250

Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
4.080% due 09/01/2030	1,600	1,600

Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	480

		6,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MONTANA 1.0%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	$830	$536

Montana State Charity Facilities Finance Authority Revenue Bonds, Series 2006
4.040% due 12/01/2025	1,100	1,100

		1,636

NEW HAMPSHIRE 1.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
4.050% due 06/01/2041	2,000	2,000

NEW JERSEY 6.7%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038 (a)	1,500	1,497

Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,904

New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	62

New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	2,500	2,351

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,500	5,501

		11,315

NEW MEXICO 0.7%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	461

Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	649

		1,110

NEW YORK 0.6%
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	197

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	147

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	567
7.750% due 08/01/2031	150	172

		1,083

NORTH CAROLINA 0.4%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	146

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	63

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	511

		720

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Schedule of Investments  High Yield Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PENNSYLVANIA 5.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	$5,300	$5,082

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
4.050% due 04/01/2021	2,200	2,200

Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	505

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	144

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	272

Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	451

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	534

		9,188

RHODE ISLAND 0.2%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	184

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	101

		285

SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,500	1,432
6.000% due 11/15/2037 (a)	2,000	2,000

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	153

		3,585

TENNESSEE 0.8%
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	151

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
5.250% due 09/01/2036	1,250	1,237

		1,388

TEXAS 13.2%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	5,000	4,481

Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harris County, Texas Health Facilities Development Corporations Revenue Bonds, (MBIA Insured), Series 1999
4.070% due 10/01/2029	$3,200	$3,200

HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	474

Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	104

Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	276

Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	753

Maverick County, Texas Public Facility Corp. Revenue Bonds, Series 2007
6.250% due 02/01/2024	635	648
6.375% due 02/01/2029	220	224

Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	350

Red River, Texas Authority Revenue Bonds, (MBIA Insured), Series 2007
4.450% due 06/01/2020	1,500	1,529

San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	1,000	909
5.125% due 06/01/2036	1,000	977

Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,938

Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	51

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	500	526

Williamson County, Texas General Obligation Bonds, (AMBAC Insured), Series 2007
4.750% due 02/15/2032	4,000	4,007

		22,114

UTAH 3.3%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	500
5.700% due 11/15/2036	1,000	999

Utah County, Utah Charter School General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,655

Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,459

		5,613

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGINIA 1.7%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	$100	$102

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	750	711

Lexington, Virginia Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 01/01/2037	1,100	1,045

Peninsula Town Center, Virginia Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	1,026

		2,884

WASHINGTON 0.8%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	835

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	500	507

		1,342

WEST VIRGINIA 0.6%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	984

WISCONSIN 0.9%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,111

Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	145

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	233

		1,489

Total Municipal Bonds & Notes (Cost $167,284)		163,291

SHORT-TERM INSTRUMENTS 4.5%

REPURCHASE AGREEMENTS 4.3%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,272	7,272

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $7,420. Repurchase proceeds are $7,275.)

U.S. TREASURY BILLS 0.2%
3.876% due 11/29/2007 - 12/13/2007 (b)(d)	350	345

Total Short-Term Instruments (Cost $7,619)		7,617

Total Investments 102.2% (Cost $175,854)		$171,908

Other Assets and Liabilities (Net) (2.2%)		(3,749)

Net Assets 100.0%		$168,159

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $345 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	50	$(2)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	148	(16)

				$(18)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments  Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,000	$2,000

Total Bank Loan Obligations (Cost $1,902)		2,000

MUNICIPAL BONDS & NOTES 102.4%

ALABAMA 1.4%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,393

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,483

		5,876

ALASKA 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	543

Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,582

		2,125

ARIZONA 0.7%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,008

Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	15	15

Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	882

		2,905

ARKANSAS 0.5%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	2,006

CALIFORNIA 19.3%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,011

Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,756

Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	2,000	2,158

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,659

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,808

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	$1,565	$1,537

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	434

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	43,206

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,723

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	941

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,854

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	5,235	5,251

Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,038

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,126
0.000% due 08/01/2016	1,400	982

Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	938
4.800% due 09/01/2017	875	876

Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	418

San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,516

South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,000

		83,890

COLORADO 0.6%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	190

Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,005

Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	40	41

Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	45	46

Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,426

		2,738

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONNECTICUT 1.4%
Connecticut State General Obligation Notes, Series 2001
7.094% due 06/15/2010	$5,000	$5,913

FLORIDA 3.6%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,385

Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 10/01/2035 (c)	10,200	9,560

Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	317

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	500	500

Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	940

		15,702

GEORGIA 0.4%
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,314

Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	212

		1,526

HAWAII 0.2%
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,018

ILLINOIS 5.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	558

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	313

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,190

Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,107

Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,246

Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,764

Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	109
0.000% due 12/01/2014	255	189
0.000% due 12/01/2015	1,885	1,329

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	$125	$106

Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	275	275

Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	804

Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	720

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,483

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,675

Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	696
9.000% due 02/01/2011	690	804
9.000% due 02/01/2012	1,065	1,288

Nothern Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,078

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	922

Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,005

		22,661

INDIANA 2.3%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,495

Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
4.400% due 01/15/2012	170	174
4.500% due 01/15/2013	190	195
4.650% due 01/15/2014	210	216
4.750% due 01/15/2015	235	242
4.850% due 01/15/2016	295	304

Danville, Indiana Multi-School Building Corporation Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	296
4.750% due 07/15/2009	200	203
5.000% due 07/15/2010	180	185

Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	780

Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,654

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	$1,325	$1,240

South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	241
5.500% due 02/01/2015	180	190

Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	972

		9,924

KANSAS 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	582

KENTUCKY 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	750

LOUISIANA 3.4%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2018 (d)	5,700	5,928

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	115	119

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,981
5.875% due 05/15/2039 (d)	6,430	6,370
7.289% due 11/15/2031 (d)	285	280

		14,678

MARYLAND 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	3,983

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	5,090	4,712

Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
6.495% due 01/01/2017	1,000	1,036

Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	962

Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91

Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	172

Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	538

		7,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MICHIGAN 2.0%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	$2,720	$2,882

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,345

Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53

Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,064

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,305

		8,649

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,094

MISSOURI 3.3%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	496

Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,989

Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,078
5.000% due 11/01/2015	540	562

Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	369

Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	430	444

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,241

St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,181

		14,360

NEW JERSEY 6.2%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	579

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,294
5.600% due 01/01/2012	1,000	1,002
6.000% due 11/01/2028	3,500	3,483
6.375% due 04/01/2018	1,500	1,731
6.500% due 04/01/2031	2,115	2,331
6.800% due 04/01/2018	710	771

New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,597

New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	549

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Municipal Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	$3,500	$3,709
6.375% due 06/01/2032	1,000	1,126

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	6,220

		26,948

NEW YORK 11.9%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,943

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,229

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,135

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,189

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	14,300	15,250

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,246

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,532

New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	630	656

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,490	2,733

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,154

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,857

New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,597

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,943

		51,464

NORTH CAROLINA 1.1%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	573

North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,007

North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,037

		4,617

OHIO 1.8%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	4,700	4,878

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	$1,100	$1,183
5.375% due 12/01/2021	1,750	1,882

		7,943

OKLAHOMA 0.0%
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	925	214

PENNSYLVANIA 0.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	776

Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	100

Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	728

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	967

		2,571

PUERTO RICO 2.4%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,520

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	160

Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	793

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	7,049
0.000% due 08/01/2054	10,000	985

		10,507

RHODE ISLAND 1.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,321
6.250% due 06/01/2042	6,025	6,085

		8,406

SOUTH CAROLINA 0.6%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,551

TENNESSEE 1.8%
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,047

Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	$635	$648

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,975

		7,794

TEXAS 15.9%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	985

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,993

Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	525	540

Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,013

Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,396

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,439

Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.830% due 07/01/2025	2,500	2,514

Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,036

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	1,790	1,793

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,416

Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,064

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,028

Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	11

Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
4.750% due 04/01/2024 (d)	10,000	10,070

North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	942

North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,078

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	$1,750	$1,840

Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	791

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,083

San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	235

Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	10,000	9,975

Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	543

Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,513

Waco, Texas Health Facilities Development Corp. Revenue Bonds, (MBIA FHA Insured), Series 2006
5.000% due 08/01/2031	8,000	8,148

Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	507

		68,946

UTAH 1.8%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,627
0.000% due 06/15/2029	10,000	3,317

		7,944

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	$1,500	$1,563

VIRGINIA 0.2%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,026

WASHINGTON 3.4%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,993

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,482

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,653

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,162

Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA SCH BD GTY Insured), Series 2007
5.000% due 12/01/2023	1,220	1,283

		14,573

WEST VIRGINIA 0.7%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	3,103

WISCONSIN 2.7%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,510
5.000% due 10/01/2019	1,040	1,106

South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	$100	$105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	104
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	54

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	4,725	4,851

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	1,225	1,261

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,905	1,951

		11,800

Total Municipal Bonds & Notes (Cost $440,047)		444,071

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
4.400% due 10/01/2007	20,392	20,392

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $20,801. Repurchase proceeds are $20,399.)

U.S. TREASURY BILLS 0.4%
3.781% due 12/13/2007 (b)(e)	1,850	1,830

Total Short-Term Instruments (Cost $22,228)		22,222

Total Investments 108.0% (Cost $464,177)		$468,293

Other Assets and Liabilities (Net) (8.0%)		(34,443)

Net Assets 100.0%		$433,850

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (h) in the Notes to Financial Statements for additional information.
(e)	Securities with an aggregate market value of $1,830 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Long	12/2007	100	$17
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	957	(662)

				$(645)

(f)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$2,441

(g)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,500	$1,513	0.35%

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  New York Municipal Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 101.0%

ALABAMA 0.9%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$648

ARKANSAS 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	257

CALIFORNIA 2.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	305

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	518

Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,001

		1,824

ILLINOIS 0.7%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	531

INDIANA 0.6%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	468

NEW JERSEY 1.2%
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	846

NEW YORK 86.3%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	152

Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,126

Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	532

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	98

Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,094

Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.900% due 05/01/2022	1,155	1,155

Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	559

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Liberty, New York Development Corporations Revenue Bonds, Series 2007
5.500% due 10/01/2037	$250	$279

Long Island, New York Power Authority Revenue Notes, (FSA Insured), Series 2003
3.800% due 12/01/2029	1,400	1,400

Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	490

New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.890% due 08/01/2013	1,000	1,000

New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	534

New York City, New York General Obligation Bonds, Series 1993
3.850% due 08/01/2017	1,000	1,000
4.000% due 08/01/2021	700	700

New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	70	71

New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,047

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	2,300	2,453

New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	270

New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	261

New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	515
5.000% due 01/01/2046	1,500	1,541

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,298

New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	249

New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	245	253

New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	35	34

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
3.900% due 06/15/2018	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
3.910% due 05/01/2028	3,500	3,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
3.800% due 02/15/2030	2,100	2,100
5.500% due 11/01/2029	500	530

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.950% due 11/01/2022	905	905
5.000% due 08/01/2024	525	544
5.250% due 02/01/2029	500	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	$600	$639

New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	411

New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	274

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.370% due 08/15/2022	250	258

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2006
3.760% due 07/01/2027	2,000	2,000

New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	774

New York State Dormitory Authority Revenue Bonds, Series 1997
3.740% due 07/01/2012	225	225

New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	157

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	437

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	775

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,084
5.000% due 07/01/2026	500	488

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,051
5.000% due 02/15/2037	1,000	1,024

New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,027

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151

New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	479

New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	263

New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	533

New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882

New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,772

New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	499
5.000% due 06/15/2012	500	533
5.000% due 06/15/2014	400	425

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	$1,000	$1,035

New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.670% due 04/01/2021	500	500

New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	356

New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	153

New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005
3.920% due 11/01/2026	1,700	1,700

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,024

New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	476

New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	532

New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,084

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	259

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	539
5.000% due 04/01/2015	500	542

New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	529

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,006

New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	522

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	$750	$796

New York State Urban Development Corporations Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019 (a)	2,000	2,158

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	528

New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	519

Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	486

Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	537

Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	544

Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	263

Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	536

		62,705

PUERTO RICO 6.5%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	945

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	250

Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,013

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	219

Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	$550	$586

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	107

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	493

		4,709

TEXAS 1.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	557

Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	401

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,084

VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	260

Total Municipal Bonds & Notes (Cost $73,543)		73,332

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS 4.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007	3,037	3,037

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $3,101. Repurchase proceeds are $3,038.)

U.S. TREASURY BILLS 0.0%
3.770% due 12/13/2007 (b)	50	49

Total Short-Term Instruments (Cost $3,086)		3,086

Total Investments 105.2% (Cost $76,629)		$76,418

Other Assets and Liabilities (Net) (5.2%)		(3,780)

Net Assets 100.0%		$72,638

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	10	$0

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  Short Duration Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 98.7%

ALABAMA 3.7%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,393

Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,119
5.250% due 01/01/2013	4,350	4,660

		9,172

ARIZONA 5.3%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,308
5.000% due 08/01/2012	2,305	2,450

Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,163

Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,025

Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	998

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,223

		13,167

CALIFORNIA 14.3%
Bakersfield, California Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/15/2019	1,175	1,268

Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	647

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	905
6.250% due 06/01/2033	26,360	28,928

Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	750

Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,769

		35,267

CONNECTICUT 0.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
4.000% due 07/01/2036	1,570	1,570

FLORIDA 2.5%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	683

Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
9.373% due 12/01/2017	500	514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	$125	$126

Orlando, Florida Waste Water System Revenue Bonds, Series 1997
8.277% due 10/01/2015	4,750	4,750

		6,073

ILLINOIS 3.6%
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,292

Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,498

Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,052

Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	785

Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,655

McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,329

Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	122

Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,177
0.000% due 10/01/2010	15	13

		8,923

INDIANA 1.6%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,829

KANSAS 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	370

MASSACHUSETTS 7.2%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	3,000	2,777

Commonwealth of Massachusetts General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,639

Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
7.985% due 01/01/2016	3,200	3,326

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
7.985% due 07/01/2020	7,005	6,555

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	$1,400	$1,406

Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,036

Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,024

		17,763

MICHIGAN 1.8%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,006

Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,968

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	580

		4,554

MISSOURI 4.1%
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2006
4.010% due 10/01/2035	3,500	3,500

Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,532

		10,032

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,214

NEW JERSEY 0.9%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	577

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,589

		2,166

NEW YORK 17.1%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,904

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,567

New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,428

New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019 (a)	8,400	8,958

New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,419

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.910% due 11/01/2022	$7,000	$7,000
5.500% due 11/01/2026	100	107

New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,569

New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	875

New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,536

New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	531

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140

New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,124

New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,110

		42,268

NORTH CAROLINA 0.8%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,902

OHIO 1.6%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,036

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2007
5.000% due 02/01/2013	2,800	2,906

		3,942

OKLAHOMA 2.6%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102

Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,182

		6,284

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	823
5.000% due 10/01/2012	435	454

		1,277

PENNSYLVANIA 0.2%
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2012	550	558

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PUERTO RICO 0.1%
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	$250	$264

TENNESSEE 2.0%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	210	218

Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 09/01/2015	4,600	4,782

		5,000

TEXAS 11.0%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,661

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,140

Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,882

Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,363

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	419

Lower Colorado River Authority, Texas Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,684

Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	993

San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,500

Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	474

Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

		27,126

VIRGINIA 0.3%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	781

WASHINGTON 7.0%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,541

Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	155

Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,620

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	$2,960	$1,741

Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,082

Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,695

Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,404

		17,238

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	70	75

WISCONSIN 8.0%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,249

Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,176

Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	8,950	9,189

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,960	1,994
4.500% due 11/01/2010	2,070	2,112

Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,041

		19,761

Total Municipal Bonds & Notes (Cost $245,512)		243,576

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
4.400% due 10/01/2007	7,812	7,812

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $7,973. Repurchase proceeds are $7,815.)

U.S. TREASURY BILLS 0.1%
4.162% due 11/29/2007 - 12/13/2007 (b)(c)	165	164

Total Short-Term Instruments (Cost $7,976)		7,976

Total Investments 101.9% (Cost $253,488)		$251,552

Other Assets and Liabilities (Net) (1.9%)		(4,644)

Net Assets 100.0%		$246,908

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments Short Duration Municipal Income Fund (Cont.)	(Unaudited) September 30, 2006

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $164 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	60	$(9)

(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$109,200	$(4,700)

30	PIMCO Funds	See Accompanying Notes

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semiannual Report	September 30, 2007	31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

California Intermediate Municipal Bond Fund
Class D
09/30/2007+	$9.93	$0.18	$(0.22)	$(0.04)	$(0.18)	$0.00
03/31/2007	9.83	0.36	0.10	0.46	(0.36)	0.00
03/31/2006	9.96	0.35	(0.13)	0.22	(0.35)	0.00
03/31/2005	10.22	0.38	(0.26)	0.12	(0.38)	0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)

California Short Duration Municipal Income Fund
Class D
09/30/2007+	$10.04	$0.16	$(0.06)	$0.10	$(0.16)	$0.00
08/31/2006 - 03/31/2007	10.00	0.17	0.04	0.21	(0.17)	0.00

High Yield Municipal Bond Fund
Class D
09/30/2007+	$10.63	$0.22	$(0.60)	$(0.38)	$(0.23)	$0.00
07/31/2006 - 03/31/2007	10.00	0.31	0.64	0.95	(0.31)	(0.01)

Municipal Bond Fund
Class D
09/30/2007+	$10.31	$0.19	$(0.14)	$0.05	$(0.20)	$0.00
03/31/2007	10.18	0.38	0.13	0.51	(0.38)	0.00
03/31/2006	10.14	0.37	0.02	0.39	(0.35)	0.00
03/31/2005	10.32	0.39	(0.19)	0.20	(0.38)	0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)

New York Municipal Bond Fund
Class D
09/30/2007+	$10.88	$0.19	$(0.15)	$0.04	$(0.18)	$0.00
03/31/2007	10.76	0.37	0.14	0.51	(0.37)	(0.02)
03/31/2006	10.77	0.33	0.00	0.33	(0.33)	(0.01)
03/31/2005	10.87	0.33	(0.10)	0.23	(0.33)	0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)

Short Duration Municipal Income Fund
Class D
09/30/2007+	$9.95	$0.18	$(0.09)	$0.09	$(0.18)	$0.00
03/31/2007	9.96	0.31	(0.01)	0.30	(0.31)	0.00
03/31/2006	9.95	0.31	0.01	0.32	(0.31)	0.00
03/31/2005	10.17	0.24	(0.22)	0.02	(0.24)	0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.95%.

32	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$9.71	(0.38)%	$2,008	0.825	%*	0.825	%*	3.72	%*	21%
0.00	(0.36)	9.93	4.74	2,358	0.825		0.825		3.63		59
0.00	(0.35)	9.83	2.26	2,402	0.94	(c)	0.84	(c)	3.57		131
0.00	(0.38)	9.96	1.20	4,078	1.01		0.85		3.77		43
0.00	(0.38)	10.22	3.78	4,449	0.85		0.85		3.74		137
0.00	(0.46)	10.22	5.16	6,046	0.85		0.85		3.91		101

$0.00	$(0.16)	$9.98	1.03%	$10	0.80	%*	0.80	%*	3.25	%*	12%
0.00	(0.17)	10.04	2.12	10	0.70	*(d)	0.70	*(d)	2.92		83

$0.00	$(0.23)	$10.02	(3.64)%	$6,668	0.87	%*(f)	0.87	%*(f)	4.32	%*	98%
0.00	(0.32)	10.63	9.61	3,426	0.95	*(e)	0.95	*(e)	4.42	*	94

$0.00	$(0.20)	$10.16	0.48%	$47,162	0.885	%*	0.825	%*	3.83	%*	24%
0.00	(0.38)	10.31	5.12	45,707	0.885		0.825		3.69		76
0.00	(0.35)	10.18	3.94	36,022	1.07	(c)	0.84	(c)	3.64		63
0.00	(0.38)	10.14	2.03	25,132	1.03		0.85		3.88		56
0.00	(0.38)	10.32	5.20	24,732	0.85		0.85		3.70		115
0.00	(0.45)	10.18	6.10	21,509	0.85		0.85		4.08		108

$0.00	$(0.18)	$10.74	0.42%	$14,547	0.825	%*	0.825	%*	3.45	%*	8%
0.00	(0.39)	10.88	4.81	11,583	0.865		0.825		3.43		29
0.00	(0.34)	10.76	3.08	5,625	0.84	(c)	0.84	(c)	3.02		48
0.00	(0.33)	10.77	2.17	3,348	0.85		0.85		3.07		42
0.00	(0.35)	10.87	5.09	3,032	0.85		0.85		3.00		147
0.00	(0.52)	10.68	8.35	1,491	0.85		0.85		3.36		227

$0.00	$(0.18)	$9.86	0.86%	$30,645	0.80	%*	0.80	%*	3.55	%*	16%
0.00	(0.31)	9.95	3.09	30,392	0.75	(b)	0.70	(b)	3.15		71
0.00	(0.31)	9.96	3.24	28,517	0.80	(b)	0.70	(b)	3.09		79
0.00	(0.24)	9.95	0.22	33,141	0.78	(b)	0.78	(b)	2.41		104
0.00	(0.17)	10.17	1.83	42,004	0.80		0.80		1.83		226
0.00	(0.22)	10.16	2.10	9,210	0.80		0.80		2.22		152

Semiannual Report	September 30, 2007	33

Statements of Assets and Liabilities	(Unaudited) September 30, 2007

(Amounts in thousands, except per share amounts)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$138,870	$16,500	$171,908	$468,293	$76,418	$251,552
Cash	51	0	305	113	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	1,560	0	0	0
Receivable for Fund shares sold	17	0	685	783	230	66
Interest and dividends receivable	1,682	111	2,000	5,384	715	3,099
Variation margin receivable	6	0	5	753	0	539
Swap premiums paid	0	0	0	0	0	6,465
Unrealized appreciation on swap agreements	0	0	0	2,441	0	0
Other assets	1	0	0	6	0	0
	140,627	16,611	176,463	477,773	77,363	261,721

Liabilities:
Payable for investments purchased	$1,060	$0	$5,633	$24,720	$4,611	$8,972
Payable for investments purchased on a delayed-delivery basis	0	0	2,309	0	0	0
Payable for floating rate notes issued	0	0	0	14,953	0	0
Payable for Fund shares redeemed	90	1	192	882	56	315
Dividends payable	47	1	90	212	25	174
Accrued investment advisory fee	23	2	33	72	12	37
Accrued administration fee	26	3	28	93	15	47
Accrued distribution fee	0	0	6	40	0	5
Accrued servicing fee	7	1	10	38	6	24
Variation margin payable	2	0	0	753	0	539
Recoupment payable to Manager	0	0	3	0	0	0
Swap premium received	0	0	0	2,160	0	0
Unrealized depreciation on swap agreements	0	0	0	0	0	4,700
	1,255	8	8,304	43,923	4,725	14,813

Net Assets	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets Consist of:
Paid in capital	$143,558	$16,637	$175,624	$432,892	$72,995	$261,638
Undistributed (overdistributed) net investment income	293	0	(3)	317	(8)	10
Accumulated undistributed net realized (loss)	(5,998)	(3)	(3,498)	(5,375)	(138)	(8,095)
Net unrealized appreciation (depreciation)	1,519	(31)	(3,964)	6,016	(211)	(6,645)
	$139,372	$16,603	$168,159	$433,850	$72,638	$246,908

Net Assets:
Class D	$2,008	$10	$6,668	$47,162	$14,547	$30,645
Other Classes	137,364	16,593	161,491	386,688	58,091	216,263

Shares Issued and Outstanding:
Class D	207	1	665	4,644	1,354	3,107

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$9.71	$9.98	$10.02	$10.16	$10.74	$9.86

Cost of Investments Owned	$137,255	$16,531	$175,854	$464,177	$76,629	$253,488

34	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	California Intermediate Municipal Bond Fund	California Short Duration Municipal Income Fund	High Yield Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Investment Income:
Interest	$3,190	$232	$3,135	$10,737	$1,460	$6,092
Miscellaneous income	0	0	6	1	0	0
Total Income	3,190	232	3,141	10,738	1,460	6,092

Expenses:
Investment advisory fees	157	11	177	510	76	281
Administration fees	176	13	186	661	97	343
Servicing fees - Class D	3	0	8	57	16	37
Distribution and/or servicing fees - Other Classes	43	5	83	478	26	164
Trustees’ fees	0	0	0	1	0	1
Interest expense	0	0	0	132	0	0
Miscellaneous expense	0	0	3	1	0	0
Total Expenses	379	29	457	1,840	215	826
Reimbursement by Manager	0	0	(24)	0	0	0
Net Expenses	379	29	433	1,840	215	826

Net Investment Income	2,811	203	2,708	8,898	1,245	5,266

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(207)	0	(2,363)	2,391	(273)	(1,169)
Net realized gain (loss) on futures contracts, written options and swaps	(582)	(4)	(1,133)	(171)	14	8,340
Net change in unrealized (depreciation) on investments	(2,199)	(40)	(4,409)	(8,793)	(567)	(1,750)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(188)	(1)	(42)	(1,226)	(17)	(7,586)
Net (Loss)	(3,176)	(45)	(7,947)	(7,799)	(843)	(2,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(365)	$158	$(5,239)	$1,099	$402	$3,101

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund		High Yield Municipal Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from August 31, 2006 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from July 31, 2006 to March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,811	$5,548	$203	$64	$2,708	$472
Net realized gain (loss)	(789)	(672)	(4)	1	(3,496)	14
Net change in unrealized appreciation (depreciation)	(2,387)	2,256	(41)	10	(4,451)	487
Net increase (decrease) resulting from operations	(365)	7,132	158	75	(5,239)	973

Distributions to Shareholders:
From net investment income
Class D	(42)	(101)	0	0	(140)	(38)
Other Classes	(2,768)	(5,445)	(203)	(64)	(2,572)	(433)
From net realized capital gains
Class D	0	0	0	0	0	(1)
Other Classes	0	0	0	0	0	(15)

Total Distributions	(2,810)	(5,546)	(203)	(64)	(2,712)	(487)

Fund Share Transactions:
Receipts for shares sold
Class D	314	1,206	0	10	7,930	3,525
Other Classes	24,039	29,385	14,325	5,731	183,350	49,553
Issued as reinvestment of distributions
Class D	39	75	0	0	131	38
Other Classes	2,490	4,715	195	62	1,981	334
Cost of shares redeemed
Class D	(651)	(1,356)	0	0	(4,459)	(182)
Other Classes	(23,748)	(39,625)	(3,236)	(450)	(61,744)	(4,880)
Net increase (decrease) resulting from Fund share transactions	2,483	(5,600)	11,284	5,353	127,189	48,388

Fund Redemption Fee	0	0	0	0	25	22

Total Increase (Decrease) in Net Assets	(692)	(4,014)	11,239	5,364	119,263	48,896

Net Assets:
Beginning of period	140,064	144,078	5,364	0	48,896	0
End of period*	$139,372	$140,064	$16,603	$5,364	$168,159	$48,896

*Including undistributed (overdistributed) net investment income of:	$293	$292	$0	$0	$(3)	$1

36	PIMCO Funds	See Accompanying Notes

Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$8,898	$15,722	$1,245	$1,566	$5,266	$10,616
2,220	2,223	(259)	150	7,171	(4,225)
(10,019)	3,401	(584)	292	(9,336)	3,608
1,099	21,346	402	2,008	3,101	9,999

(895)	(1,588)	(222)	(274)	(526)	(948)
(8,136)	(14,303)	(1,012)	(1,304)	(4,723)	(9,666)

0	0	0	(13)	0	0
0	0	0	(65)	0	0

(9,031)	(15,891)	(1,234)	(1,656)	(5,249)	(10,614)

6,539	19,113	4,243	6,797	3,143	5,723
87,998	134,968	14,293	30,950	75,907	248,254

846	749	207	258	134	247
6,699	11,480	856	1,052	3,990	8,063

(5,222)	(10,726)	(1,330)	(1,164)	(2,779)	(4,051)
(99,144)	(117,903)	(8,099)	(6,007)	(153,069)	(226,139)
(2,284)	37,681	10,170	31,886	(72,674)	32,097

10	13	0	0	0	9

(10,206)	43,149	9,338	32,238	(74,822)	31,491

444,056	400,907	63,300	31,062	321,730	290,239
$433,850	$444,056	$72,638	$63,300	$246,908	$321,730

$317	$450	$(8)	$(19)	$10	$(7)

Semiannual Report	September 30, 2007	37

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the six funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B and C Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a

38	PIMCO Funds

(Unaudited) September 30, 2007

commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(h) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at

Semiannual Report	September 30, 2007	39

Notes to Financial Statements  (Cont.)

par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(j) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(k) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

40	PIMCO Funds

(Unaudited) September 30, 2007

(l) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, there were no open unfunded loan commitments.

(m) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.22%	0.35%	(1)	0.35%	(1)	N/A
California Short Duration Municipal Income Fund	0.20%	0.15%	N/A	0.35%	(1)	0.35%	(1)	N/A
High Yield Municipal Bond Fund	0.30%	0.25%	N/A	0.40%	(2)	0.40%	(2)	N/A
Municipal Bond Fund	0.225%	0.24%	0.24%	0.35%	(1)	0.35%	(1)	N/A
New York Municipal Bond Fund	0.225%	0.22%	N/A	0.35%	(1)	0.35%	(1)	N/A
Short Duration Municipal Income Fund	0.20%	0.15%	0.15%	0.35%	(1)	0.35%	(1)	N/A

(1)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.10% to 0.30 % per annum.

Semiannual Report	September 30, 2007	41

Notes to Financial Statements  (Cont.)

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Municipal Bond Fund	0.50%	0.25%
Short Duration Municipal Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	N/A	N/A

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $102,572 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the California Short Duration Municipal Income and High Yield Municipal Bond Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
California Short Duration Municipal Income Fund	0.35%	—	0.80%	—	—	0.80%
High Yield Municipal Bond Fund	0.54%	—	0.69%	—	1.44%	0.69%

42	PIMCO Funds

(Unaudited) September 30, 2007

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
California Short Duration Municipal Income Fund	$36
High Yield Municipal Bond Fund	72

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$28,709	$28,535
California Short Duration Municipal Income Fund	0	0	13,620	1,446
High Yield Municipal Bond Fund	0	0	243,272	118,420
Municipal Bond Fund	0	0	109,475	132,499
New York Municipal Bond Fund	0	0	23,429	4,433
Short Duration Municipal Bond Fund	0	0	42,817	111,342

Semiannual Report	September 30, 2007	43

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	California Intermediate Municipal Bond Fund		California Short Duration Municipal Income Fund
	# of Contracts	Premium	# of Contracts	Premium
Balance at 03/31/2007	0	$0	0	$0
Sales	50	16	2	1
Closing Buys	0	0	0	0
Expirations	(50)	(16)	0	0
Exercised	0	0	(2)	(1)
Balance at 09/30/2007	0	$0	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Short Duration Municipal Income Fund				High Yield Municipal Bond Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 08/31/2006 to 03/31/2007		Six Months Ended 09/30/2007		Period from 07/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	32	$314	122	$1,206	0	$0	1	$10	763	$7,930	336	$3,525
Other Classes	2,469	24,039	2,970	29,385	1,433	14,325	573	5,731	17,654	183,350	4,707	49,553
Issued as reinvestment of distributions
Class D	4	39	8	75	0	0	0	0	12	131	3	38
Other Classes	255	2,490	477	4,715	20	195	6	62	194	1,981	32	334
Cost of shares redeemed
Class D	(66)	(651)	(137)	(1,356)	0	0	0	0	(432)	(4,459)	(17)	(182)
Other Classes	(2,439)	(23,748)	(3,994)	(39,625)	(325)	(3,236)	(45)	(450)	(6,011)	(61,744)	(462)	(4,880)
Net increase (decrease) resulting from Fund share transactions	255	$2,483	(554)	$(5,600)	1,128	$11,284	535	$5,353	12,180	$127,189	4,599	$48,388

	Municipal Bond Fund				New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	641	$6,539	1,867	$19,113	394	$4,243	625	$6,797	317	$3,143	574	$5,723
Other Classes	8,630	87,998	13,137	134,968	1,325	14,293	2,845	30,950	7,639	75,907	24,896	248,254
Issued as reinvestment of distributions
Class D	83	846	73	749	19	207	24	258	13	134	25	247
Other Classes	659	6,699	1,116	11,480	80	856	96	1,052	402	3,990	809	8,063
Cost of shares redeemed
Class D	(512)	(5,222)	(1,046)	(10,726)	(124)	(1,330)	(107)	(1,164)	(279)	(2,779)	(407)	(4,051)
Other Classes	(9,837)	(99,144)	(11,466)	(117,903)	(752)	(8,099)	(553)	(6,007)	(15,405)	(153,069)	(22,694)	(226,139)
Net increase (decrease) resulting from Fund share transactions	(336)	$(2,284)	3,681	$37,681	942	$10,170	2,930	$31,886	(7,313)	$(72,674)	3,203	$32,097

9. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and

44	PIMCO Funds

(Unaudited) September 30, 2007

consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of PIMCO Funds and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
California Intermediate Municipal Bond Fund	$2,700	$(1,085)	$1,615
California Short Duration Municipal Bond Fund	9	(40)	(31)
High Yield Municipal Bond Fund	540	(4,486)	(3,946)
Municipal Bond Fund	9,318	(5,202)	4,116
New York Municipal Bond Fund	516	(727)	(211)
Short Duration Municipal Income Fund	1,572	(3,508)	(1,936)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Semiannual Report	September 30, 2007	45

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

46	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	47

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

48	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	49

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.                                    AZ022SA_19354

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2007

Share Class

CORE BOND

PIMCO Total Return Fund

SHORT-DURATION BOND

PIMCO Short-Term Fund

PIMCO Low Duration Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

REAL RETURN STRATEGY

PIMCO Real Return Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

ASSET ALLOCATION

PIMCO All Asset Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		15
Financial Highlights		94
Statements of Assets and Liabilities		98
Statements of Operations		100
Statements of Changes in Net Assets		102
Statement of Cash Flows		105
Notes to Financial Statements		106
Privacy Policy		118
Approval of Renewal of the Investment Advisory Contract, Administrative Agreement and Asset Allocation Sub-Advisory Agreements		119

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	16
Foreign Bond Fund (U.S. Dollar-Hedged)	7	17
High Yield Fund	8	30
Income Fund	9	39
Low Duration Fund	10	44
Real Return Fund	11	52
Short-Term Fund	12	62
StocksPLUS® Fund	13	71
Total Return Fund	14	78

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (866)744-2606 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Funds covering the six-month period ended September 30, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $225 billion.

Highlights of the financial markets during the six-month period include:

•

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

•

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

•

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

•

U.S. equities, as measured by the S&P 500 Index, returned 8.44%, while Treasury Inflation-Protected Securities (“TIPS”), as represented by the Lehman Brothers U.S. TIPS Index, returned 3.75% for the period.

•

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, real estate risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, subsidiary risk, municipal project-specific risk, short sale risk, allocation risk and underlying fund risks. A complete description of these and other risks are contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The PIMCO All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund and PIMCO Income Fund (Class A Shares). The R Shares for each Fund were first offered in 12/02 except PIMCO All Asset Fund, which was first offered in 1/06 and PIMCO Income Fund, which was first offered in 3/07. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R Share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 4/1/07 to 9/30/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2007	5

PIMCO All Asset Fund
	Class R:	PATRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

•	Significant exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance as TIPS posted modest gains over the period.

•

An allocation to commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, added to performance. However, decreasing the allocation over the period was negative for allocation decisions as the positive performance generally occurred in the second half of the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	Exposure to Real Estate Investment Trusts (“REITs”), through the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, though negligible exposure added to asset allocation decisions.

•	Increasing high-yield corporate debt exposure in the final two months of the period, particularly through the PIMCO High Yield Fund, added to performance.

•	Some exposure to equity strategies benefited performance due to strong returns domestically and internationally; however, low equity exposure in the Fund detracted from allocation decisions.

•	Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, was negative for allocation decisions.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Class R	4.12%	8.25%	9.55%	10.35%
Lehman Brothers U.S. TIPS: 1-10 Year Index	3.47%	5.32%	4.87%	5.69%
Consumer Price Index + 500 Basis points	4.09%	8.00%	8.12%	8.12%
Lipper Flexible Portfolio Fund Average	7.18%	14.84%	14.18%	12.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.755%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

PIMCO Funds Allocation*

Floating Income Fund	22.2%
Emerging Local Bond Fund	14.4%
Developing Local Markets Fund	14.4%
Real Return Asset Fund	10.9%
Other	38.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,041.16	$1,019.55
Expenses Paid During Period†	$5.56	$5.50

† Expenses are equal to the net annualized expense ratio of 1.095% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	A curve steepening bias in the U.S. benefited returns as near maturity yields declined and the curve steepened.

•	Tactical holdings of mortgage-backed securities detracted from returns as mortgage spreads widened.

•	Exposure to short-dated U.S. interest rate swaps detracted from performance as near-term maturity swap spreads widened sharply.

•	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

•	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	0.64%	1.41%	3.94%	5.25%	7.05%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	2.00%	3.54%	4.08%	5.85%	7.13%
Lipper International Income Fund Average	4.32%	7.52%	6.92%	5.35%	6.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.20%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	43.5%
Japan	16.1%
Germany	13.6%
France	7.9%
Short-Term Instruments	4.7%
Other	14.2%
*	% of Total Investments as of 09/30/2007

	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,006.36	$1,018.75
Expenses Paid During Period†	$6.27	$6.31

† Expenses are equal to the net annualized expense ratio of 1.25% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	7

PIMCO High Yield Fund
	Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•

An overweight to the healthcare sector, which outperformed the overall high-yield market, and a concentration to the middle-quality tier within the sector, which led the momentum, was a significant contributor to relative performance.

•	As home construction and real estate bonds underperformed, an underweight to both industry categories benefited performance.

•	An overweight to utility bonds added to returns as the sector outperformed the high-yield market, as a whole, during the period.

•	Security selection in the consumer cyclical sector detracted from performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

•	An underweight to the lodging sector detracted from relative performance as the sector has seen a strong rebound for most of 2007, coming off last year’s lows.

•	Exposure to high-yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

•	Tactically adding exposure to both local currency and U.S. dollar-denominated emerging market sovereigns, which outperformed the high-yield market, added to returns.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Class R	0.81%	6.56%	11.06%	5.72%	7.89%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	1.02%	7.41%	10.88%	5.84%	7.70%
Lipper High Current Yield Fund Average	0.25%	7.02%	11.10%	4.31%	6.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	62.6%
Short-Term Instruments	16.2%
U.S. Government Agencies	8.0%
Bank Loan Obligations	7.1%
Foreign Currency-Denominated Issues	3.2%
Other	2.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,008.05	$1,019.25
Expenses Paid During Period†	$5.77	$5.81

† Expenses are equal to the net annualized expense ratio of 1.16% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Income Fund
	Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

•

Curve positioning, with an emphasis on short and intermediate maturities, was a strong positive for performance, as the slope of the yield curve steepened as measured by the difference between 2- and 30-year yields.

•	An overweight to mortgage-backed securities and asset-backed bonds was a primary detractor from performance as both sectors underperformed like-duration U.S. Treasuries.

•	An underweight to investment-grade corporates and emerging markets benefited performance as increased risk aversion caused these sectors to underperform U.S. Treasuries.

•	Exposure to the high-yield sector detracted from performance as the high-yield sector underperformed like-duration U.S. Treasuries.

Cumulative Annual Total Return for the period ended September 30, 2007

	6 Months	Fund Inception (03/30/07)*
PIMCO Income Fund Class R	1.98%	1.98%
Lehman Brothers Aggregate Bond Index	2.31%	2.31%
Lipper Multi-Sector Income Fund Average	1.71%	1.71%

All Fund returns are net of fees and expenses.

* The Fund began operations on 03/30/07. Index comparisons began on 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.17%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	38.8%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	11.1%
Mortgage-Backed Securities	10.3%
Asset-Backed Securities	4.7%
Other	1.9%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,019.81	$1,005.15
Expenses Paid During Period†	$20.05	$19.90

† Expenses are equal to the net annualized expense ratio of 3.97% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 3.97% for Class R reflects net annualized expenses after application of an expense reduction of 5.28%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	9

PIMCO Low Duration Fund
	Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration, or sensitivity to changes in market interest rates, benefited performance as interest rates declined during the period.

•	A focus on the short-end of the yield curve was positive for performance as the yield curve steepened during the period.

•	Exposure to mortgage-backed securities detracted from performance as this sector underperformed like-duration U.S. Treasuries.

•	Credit exposure, especially to financial firms, detracted from performance as the credit sector broadly underperformed U.S. Treasuries during the period.

•	Exposure to emerging markets detracted from performance as the sector underperformed U.S. Treasuries during the period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as front-end yields rose in the U.K. during the period.

•	Currency exposure, especially to the Brazilian real, benefited performance as the U.S. dollar depreciated against a broad basket of currencies during the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Class R	3.04%	5.24%	2.83%	4.34%	5.98%
Merrill Lynch 1-3 Year U.S. Treasury Index	3.39%	5.80%	2.82%	4.68%	6.02%
Lipper Short Investment Grade Debt Fund Average	1.76%	4.22%	2.86%	4.26%	5.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	31.7%
Corporate Bonds & Notes	20.7%
Short-Term Instruments	19.3%
Mortgage-Backed Securities	17.6%
Asset-Backed Securities	5.6%
Other	5.1%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,030.40	$1,019.50
Expenses Paid During Period†	$5.58	$5.55

† Expenses are equal to the net annualized expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Real Return Fund
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overweight to Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

•	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined, while the 30-year yield rose over the period.

•	Increasing exposure to emerging market currencies and locally-issued emerging market bonds added to performance as the U.S. dollar generally weakened against emerging market currencies.

•	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

•	A modest allocation to Japanese ILBs versus nominal bonds in the last two months of the period detracted from performance as ILBs underperformed their nominal counterparts in Japan.

•	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened driven by increased volatility and a flight to quality.

•	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Class R	3.04%	3.69%	4.73%	6.97%	6.74%
Lehman Brothers U.S. TIPS Index	3.75%	4.97%	5.36%	7.06%	6.73%
Lipper Treasury Inflation Protected Securities Fund Average	3.04%	3.97%	4.53%	6.17%	6.06%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	56.2%
U.S. Government Agencies	31.9%
Corporate Bonds & Notes	4.3%
Foreign Currency-Denominated Issues	3.3%
Short-Term Instruments	1.7%
Other	2.6%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,030.40	$1,019.20
Expenses Paid During Period†	$5.89	$5.86

† Expenses are equal to the net annualized expense ratio of 1.16% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	11

PIMCO Short-Term Fund
	Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration benefited returns as U.S. yields declined across the yield curve helped in part by the 0.50% reduction in the Federal Funds Rate by the Federal Reserve in September.

•	A curve-steepening strategy, which included being overweight short-term securities and underweight longer-maturity bonds, helped performance as the yield curve steepened.

•	Exposure to mortgage-backed securities detracted from performance as mortgages underperformed like-duration U.S. Treasuries.

•	Credit sensitive sectors, including corporates, emerging markets, and asset-backed securities, delivered negative returns over the six-month period, which detracted from performance.

•	Foreign currency positions delivered positive price returns as the U.S. dollar depreciated against major currencies, which benefited performance.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Class R	1.86%	4.00%	2.66%	3.72%	4.90%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.65%	4.64%
Lipper Ultra-Short Obligations Fund Average	1.19%	3.61%	2.67%	3.82%	4.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.05%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	34.0%
Short-Term Instruments	22.0%
Corporate Bonds & Notes	21.4%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	8.9%
Other	2.5%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,018.60	$1,019.50
Expenses Paid During Period†	$5.55	$5.55

† Expenses are equal to the net annualized expense ratio of 1.10% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the administrative fee for Class R Shares was reduced by 0.05% to 0.30%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $5.30 based upon the Fund’s actual performance and $5.30 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class R:	PSPRX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

•

The S&P 500 Index posted a total return of 8.44% for the six-month period ended September 30, 2007, amid an environment of generally upward movement in stock market indexes, which enhanced total return performance of the Fund, through derivative exposure to the Fund’s benchmark index.

•	Duration exposure in the U.S., focused in shorter maturities, was the primary positive contributor to performance as shorter-term U.S. yields (2 years and less) declined.

•	Holdings of mortgage-backed securities detracted from performance as the sector underperformed like-duration U.S. Treasuries.

•	Holdings with credit sensitivity, including corporates and emerging markets, detracted from performance as these sectors underperformed LIBOR over the six-month period.

•	Long foreign currency positions benefited performance as the U.S. dollar weakened relative to most currencies.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Class R	8.46%	15.85%	14.51%	6.01%	10.80%
S&P 500 Index	8.44%	16.44%	15.45%	6.57%	11.06%
Lipper Large-Cap Core Fund Average	8.47%	15.94%	13.90%	5.55%	9.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Corporate Bonds & Notes	35.4%
Short-Term Instruments	25.5%
U.S. Government Agencies	15.0%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	6.9%
Other	5.3%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,084.64	$1,019.00
Expenses Paid During Period†	$6.25	$6.06

† Expenses are equal to the net annualized expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2007, the Fund’s advisory fee was reduced by 0.05% to 0.25%. If this fee reduction had been in effect during the six-month period ended September 30, 2007, the “Expenses Paid During Period” amounts would have been $5.99 for Class R Shares based upon the Fund’s actual performance and $5.81 based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2007	13

PIMCO Total Return Fund
	Class R:	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-benchmark duration during the second quarter of 2007 was slightly negative for performance as yields generally increased throughout this period. Yields declined later in the reporting period, which mitigated some of this effect.

•	An emphasis on short and intermediate maturities was a strong positive for performance as the shape of the yield curve steepened significantly.

•	Above benchmark exposure to mortgages detracted from performance as this sector underperformed like-duration U.S. Treasuries.

•	An underweight to corporate securities added to returns as this sector underperformed like-duration U.S. Treasuries.

•

An allocation to non-U.S. government securities, especially short-maturity instruments in the U.K., was positive for returns as the U.K. yield curve steepened dramatically toward the end of the period.

•	Exposure to foreign currencies contributed to returns as the U.S. dollar depreciated against most major currencies.

•	A small allocation to emerging market and high-yield bonds detracted from performance as these sectors underperformed.

•	A tactical allocation to Treasury Inflation-Protected Securities (“TIPS”) was a moderate contributor to performance as TIPS posted strong returns for the period.

Average Annual Total Return for the period ended September 30, 2007

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Total Return Fund Class R	2.83%	5.18%	4.26%	5.86%	7.48%
Lehman Brothers Aggregate Bond Index	2.31%	5.14%	4.13%	5.97%	7.45%
Lipper Intermediate Investment Grade Debt Fund Average	1.39%	4.14%	3.87%	5.20%	6.87%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio for Class R shares is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 10/1/07, as supplemented to date.

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	54.0%
Corporate Bonds & Notes	25.7%
Short-Term Instruments	6.8%
Foreign Currency-Denominated Issues	3.4%
Mortgage-Backed Securities	3.3%
Other	6.8%
*	% of Total Investments as of 09/30/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class R	Class R
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,028.32	$1,019.15
Expenses Paid During Period†	$5.93	$5.91

† Expenses are equal to the net annualized expense ratio of 1.17% for Class R, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

Benchmark Descriptions

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Aggregate Bond Index	Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch 1-3 Year U.S. Treasury Index	Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Semiannual Report	September 30, 2007	15

Schedule of Investments All Asset Fund (a)	(Unaudited) September 30, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.0%
CommodityRealReturn Strategy Fund®	39,824,402	$606,526
Convertible Fund	18,500,533	267,148
Developing Local Markets Fund	167,679,467	1,908,192
Diversified Income Fund	55,422,938	603,556
Emerging Local Bond Fund	180,815,665	1,911,221
Emerging Markets Bond Fund	16,015,294	176,488
Floating Income Fund	287,344,952	2,951,033
Foreign Bond Fund (Unhedged)	3,864,894	40,620
Fundamental IndexPLUSTM Fund	35,758,593	413,012
Fundamental IndexPLUSTM TR Fund	33,769,827	374,170
GNMA Fund	8,219,959	90,830
High Yield Fund	51,604,362	500,046
Income Fund	6,941,210	69,065

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (Unhedged)	5,349,765	$57,884
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	41,526,371	517,419
Long-Term U.S. Government Fund	23,948,470	253,375
Low Duration Fund	4,184,453	42,012
Mortgage-Backed Securities Fund	16,036,418	171,269
Real Return Asset Fund	128,119,085	1,443,902
Real Return Fund	55,464,616	604,010
RealEstateRealReturn Strategy Fund	5,342,996	35,638
Short-Term Fund	2,303,558	22,874
Small Cap StocksPLUS® TR Strategy Fund	571,597	6,116
StocksPLUS® Fund	2,586,704	30,394
StocksPLUS® Total Return Fund	11,473,854	144,685
Total Return Fund	2,548,230	26,731

Total PIMCO Funds (Cost $12,788,894)		13,268,216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$10,245	$10,245

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $10,454. Repurchase proceeds are $10,249.)
Total Short-Term Instruments (Cost $10,245)		10,245

Total Investments 100.1% (Cost $12,799,139)		$13,278,461

Other Assets and Liabilities (Net) (0.1%)		(9,273)

Net Assets 100.0%		$13,269,188

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

16	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.3%
Mizuho Finance Aruba AEC
2.349% due 05/29/2049	JPY	500,000	$4,420

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,783

Total Aruba (Cost $6,129)			6,203

AUSTRALIA 1.4%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	543

New South Wales Treasury Corp.
6.000% due 05/01/2012		2,700	2,319

Queensland Treasury Corp.
6.000% due 06/14/2011		30,000	25,995

Seven Media Group
7.835% due 02/07/2013		953	833
8.878% due 02/07/2013		6,857	5,993

Total Australia (Cost $34,696)			35,683

AUSTRIA 0.8%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	18,694

Total Austria (Cost $13,734)			18,694

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	15,375

Total Belgium (Cost $9,731)			15,375

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,470

Total Bermuda (Cost $1,483)			1,470

CANADA 2.7%
Canada Housing Trust No. 1
4.550% due 12/15/2012	CAD	49,400	49,992

Province of Ontario Canada
6.200% due 06/02/2031		2,200	2,604

Province of Quebec Canada
5.000% due 12/01/2038		9,900	9,936
5.750% due 12/01/2036		2,600	2,909

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	2,114

Total Canada (Cost $65,909)			67,555

CAYMAN ISLANDS 2.2%
Foundation Re II Ltd.
12.270% due 11/26/2010		$1,650	1,694

Longpoint Re Ltd.
10.944% due 05/08/2010		2,900	2,973

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,485
1.815% due 12/31/2049		300,000	2,649
8.375% due 01/29/2049		$4,300	4,480

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,188

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,168

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mystic Re Ltd.
11.841% due 12/05/2008		$750	$761

Pylon Ltd.
8.624% due 12/18/2008	EUR	1,350	1,955

Redwood Capital IX Ltd.
11.610% due 01/09/2008		$1,000	1,005
12.110% due 01/09/2008		2,000	2,010

Residential Reinsurance 2005 Ltd.
11.071% due 06/06/2008		1,000	983

Residential Reinsurance 2007 Ltd.
13.371% due 06/07/2010		6,300	6,476

SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	8,466	74

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,578

STB Finance Cayman
1.644% due 08/12/2049	JPY	300,000	2,598

Vita Capital III Ltd.
6.460% due 01/01/2011		$4,000	3,983

Total Cayman Islands (Cost $55,300)			55,060

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	901	176

Nykredit Realkredit A/S
5.000% due 10/01/2038		11,998	2,162
6.000% due 10/01/2029		1,532	301

Realkredit Danmark A/S
5.000% due 10/01/2038		98,312	17,755

Total Denmark (Cost $19,261)			20,394

FRANCE 13.6%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,651

Credit Agricole S.A.
5.505% due 05/28/2009		$2,700	2,703
6.637% due 05/29/2049		6,400	6,026

France Government Bond
4.000% due 04/25/2009	EUR	8,050	11,463
4.000% due 10/25/2009		30,070	42,817
4.000% due 04/25/2014		39,675	55,678
4.000% due 10/25/2014		106,900	149,638
4.000% due 04/25/2055		600	757
4.750% due 04/25/2035		1,100	1,592
5.250% due 04/25/2008		26,800	38,447
5.750% due 10/25/2032		11,800	19,490
6.000% due 10/25/2025		3,400	5,663

Total France (Cost $295,796)			335,925

GERMANY 23.1%
Bundesobligation
4.000% due 04/13/2012	EUR	22,600	32,013

Deutsche Bank AG
6.000% due 09/01/2017		$5,700	5,784

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	2,041

Republic of Germany
4.000% due 07/04/2009		2,900	4,130
4.750% due 07/04/2034		4,300	6,268
5.000% due 07/04/2011		100	147
5.000% due 07/04/2012		167,000	246,590

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.375% due 01/04/2010	EUR	4,100	$6,007
5.500% due 01/04/2031		22,150	35,475
5.625% due 01/04/2028		26,770	43,176
6.250% due 01/04/2024		7,600	12,927
6.250% due 01/04/2030		5,512	9,611
6.500% due 07/04/2027		95,560	169,485

Total Germany (Cost $552,106)			573,654

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,603

Landsbanki Islands HF
6.205% due 08/25/2009		2,400	2,415

Total Iceland (Cost $6,124)			6,018

IRELAND 0.3%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,000	2,882

Celtic Residential Irish Mortgage Securitisation
4.679% due 06/13/2035		1,440	2,043

Emerald Mortgages PLC
4.689% due 04/15/2028		1,269	1,810
4.689% due 02/15/2035		365	518

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,013

Total Ireland (Cost $6,880)			8,266

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	5,020
5.500% due 11/01/2010		1,700	2,513

Total Italy (Cost $7,367)			7,533

JAPAN 27.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	402

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,001

Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	112,314
1.500% due 03/20/2014		6,760,000	59,441
1.500% due 03/20/2015		5,200,000	45,503
1.600% due 06/20/2014		2,540,000	22,460
1.800% due 06/20/2017		10,700,000	94,277
2.300% due 06/20/2035		7,380,000	62,928
2.400% due 03/20/2034		2,470,000	21,575
2.500% due 09/20/2035		2,030,000	18,050
2.500% due 06/20/2036		4,490,000	39,796

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,081,080	9,137
1.000% due 06/10/2016		3,470,380	29,627
1.100% due 12/10/2016		6,055,680	52,157
1.200% due 03/10/2017		49,950	433
1.200% due 06/10/2017		10,150,440	87,719

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,370

Sumitomo Mitsui Banking Corp.
1.629% due 12/01/2049	JPY	600,000	5,275
1.856% due 09/29/2049		100,000	875
1.861% due 12/31/2049		400,000	3,495
5.625% due 07/29/2049		$1,300	1,212

Total Japan (Cost $677,808)			679,047

See Accompanying Notes	Semiannual Report	September 30, 2007	17

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.777% due 12/10/2037	EUR	2,596	$3,702

Lloyds TSB Capital
7.375% due 12/29/2049		500	768

Total Jersey, Channel Islands (Cost $2,910)			4,470

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,778

Total Liberia (Cost $1,778)			1,778

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	3,079

Total Mexico (Cost $3,200)			3,079

NETHERLANDS 0.9%
Delphinus BV
4.509% due 04/25/2093	EUR	1,500	2,136

Deutsche Telekom International Finance BV
8.250% due 06/15/2030		$1,900	2,333

Dutch Mortgage Portfolio Loans BV
4.824% due 11/20/2035	EUR	1,022	1,452

Dutch Mortgage-Backed Securities BV
4.452% due 10/02/2079		2,724	3,878

Generali Finance BV
5.479% due 02/28/2049		2,300	3,183

Holland Euro-Denominated Mortgage-Backed Series
4.485% due 04/18/2012		681	971

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,455

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		$4,400	4,403

Total Netherlands (Cost $20,295)			21,811

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,750

Total Netherlands Antilles (Cost $1,703)			1,750

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,021

Total New Zealand (Cost $1,232)			2,021

RUSSIA 0.0%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	975

Total Russia (Cost $879)			975

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 3.2%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	799	$1,138

Spain Government Bond
4.200% due 07/30/2013		2,200	3,125
4.200% due 01/31/2037		2,300	3,016
5.150% due 07/30/2009		37,730	54,805
5.350% due 10/31/2011		11,100	16,488

Total Spain (Cost $54,993)			78,572

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,947

Total Tunisia (Cost $5,563)			5,947

UNITED KINGDOM 7.9%
Barclays Bank PLC
7.434% due 09/29/2049		$3,300	3,513

Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	1,874	2,669

HBOS PLC
5.920% due 09/29/2049		$14,000	12,686

HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,569

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,863

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007		$6,500	6,499
7.092% due 10/29/2049 (a)	EUR	4,300	6,321

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,410

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	30,046
4.750% due 06/07/2010		27,900	56,769
5.000% due 03/07/2012		12,830	26,258
8.000% due 09/27/2013		14,100	33,179

Total United Kingdom (Cost $187,666)			196,782

UNITED STATES 74.2%

ASSET-BACKED SECURITIES 1.5%
Amortizing Residential Collateral Trust
5.421% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.071% due 06/25/2029		221	218

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 10/25/2032		107	105
5.531% due 10/27/2032		179	178

Citicorp Residential Mortgage Securities, Inc.
5.221% due 03/25/2037		10,409	10,336

Countrywide Asset-Backed Certificates
5.231% due 09/25/2047		11,479	11,401

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032		97	95

First Alliance Mortgage Loan Trust
5.726% due 12/20/2027		17	16

GE-WMC Mortgage Securities LLC
5.231% due 12/25/2035		122	121

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036		29	29

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mesa Trust Asset-Backed Certificates
5.531% due 12/25/2031		$441	$435

Quest Trust
5.691% due 06/25/2034		75	75

Residential Asset Securities Corp.
5.221% due 01/25/2036		41	41
5.631% due 07/25/2032		339	333

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,941
5.350% due 10/27/2014		6,221	6,223

Wells Fargo Home Equity Trust
5.361% due 10/25/2035		5,169	5,107

			37,663

BANK LOAN OBLIGATIONS 1.2%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012		17,200	17,202

Ford Motor Co.
8.700% due 12/15/2013		2,184	2,123

Georgia-Pacific Corp.
6.948% due 12/20/2012		401	394
7.264% due 12/20/2012		476	467
7.474% due 12/20/2012		4,048	3,973

HCA, Inc.
7.448% due 11/16/2013		4,776	4,692

MGM Mirage
6.495% due 10/03/2011		300	290
6.505% due 10/03/2011		400	387
8.375% due 10/03/2011		300	290

			29,818

CORPORATE BONDS & NOTES 11.5%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,411

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,274

Amgen, Inc.
5.585% due 11/28/2008		$2,700	2,704

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,664

AT&T, Inc.
5.785% due 11/14/2008		500	501

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,037

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,471

Bear Stearns Cos., Inc.
6.950% due 08/10/2012		11,600	12,107

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,924

Boston Scientific Corp.
6.400% due 06/15/2016		4,300	3,945

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	410

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,467

CIT Group, Inc.
5.640% due 08/17/2009		7,800	7,453

Citigroup, Inc.
6.000% due 08/15/2017		7,000	7,176

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,643

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Consumers Energy Co.
5.000% due 02/15/2012		$1,500	$1,480

CSX Corp.
6.750% due 03/15/2011		2,500	2,599

CVS Caremark Corp.
5.750% due 08/15/2011		900	913

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	989
5.750% due 09/08/2011		1,500	1,515
6.053% due 03/13/2009		6,600	6,559

East Lane Re Ltd.
12.356% due 05/06/2011		1,700	1,708

EchoStar DBS Corp.
5.750% due 10/01/2008		410	411
6.375% due 10/01/2011		700	705

Exelon Corp.
6.750% due 05/01/2011		900	936

Ford Motor Credit Co.
5.625% due 10/01/2008		1,000	977
6.625% due 06/16/2008		2,300	2,283

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,145

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	929
5.744% due 12/12/2008		$4,800	4,792

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,125
7.000% due 02/01/2012		3,200	3,041
8.000% due 11/01/2031		2,800	2,754

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,516

GMAC LLC
6.000% due 12/15/2011		$4,300	3,972

Goldman Sachs Group, Inc.
5.660% due 03/22/2016		2,900	2,829
6.250% due 09/01/2017		22,900	23,444

Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		4,600	4,606

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,012

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,609

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,873
5.400% due 02/15/2012		2,700	2,680

JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012		4,670	4,826

JPMorgan Chase & Co.
5.869% due 05/07/2010		8,900	8,887

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,900	1,922

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,773

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,498

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,153

Lennar Corp.
5.950% due 10/17/2011		900	824

Loews Corp.
5.250% due 03/15/2016		1,200	1,156

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	$2,200	$2,194

Masco Corp.
5.875% due 07/15/2012	1,000	997

May Department Stores Co.
4.800% due 07/15/2009	900	895

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	3,800	3,776
6.050% due 08/15/2012	7,400	7,595

Mizuho JGB Investment LLC
9.870% due 12/29/2049	1,200	1,232

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	1,400	1,426

Morgan Stanley
5.410% due 05/07/2009	6,400	6,351
5.840% due 10/15/2015	5,100	4,944
6.250% due 08/28/2017	1,300	1,330

NiSource Finance Corp.
5.400% due 07/15/2014	1,200	1,168

Qwest Communications International, Inc.
9.058% due 02/15/2009	400	406

Rabobank Capital Funding Trust
5.254% due 12/29/2049	3,900	3,595

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	1,200	1,182

Reynolds American, Inc.
6.394% due 06/15/2011	800	801
6.750% due 06/15/2017	700	719

Ryder System, Inc.
3.500% due 03/15/2009	900	883

SB Treasury Co. LLC
9.400% due 12/29/2049	6,600	6,753

Southwest Airlines Co.
6.500% due 03/01/2012	500	517

Sprint Capital Corp.
8.750% due 03/15/2032	800	920

SUPERVALU, Inc.
7.500% due 11/15/2014	400	409

Time Warner, Inc.
5.730% due 11/13/2009	3,400	3,362

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,656

Toyota Motor Credit Corp.
5.470% due 10/12/2007	11,800	11,800

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	502

U.S. Bancorp
5.159% due 04/28/2009	8,200	8,164

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,164

Xerox Corp.
9.750% due 01/15/2009	2,600	2,732

		284,605

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	767	769

Banc of America Funding Corp.
6.144% due 01/20/2047	988	991

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	4,907	4,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	$16,822	$16,554
4.444% due 05/25/2034	1,819	1,792
4.487% due 02/25/2034	202	199
4.550% due 08/25/2035	14,262	14,194
4.654% due 10/25/2033	1,029	1,011
4.673% due 05/25/2034	968	944

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	5,456	5,451
5.819% due 11/25/2036	7,465	7,468
5.954% due 02/25/2036	9,724	9,768

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	11,611	11,531

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,996	3,903
4.748% due 08/25/2035	4,930	4,882
4.900% due 10/25/2035	15,994	15,893
4.900% due 12/25/2035	830	827

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,558

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,013

Countrywide Home Loan Mortgage Pass-Through Trust
4.796% due 11/25/2034	1,544	1,526
5.451% due 03/25/2035	70	69
6.205% due 08/25/2034	498	501

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	972	967
4.096% due 07/25/2033	202	201
4.938% due 12/15/2040	512	511
5.640% due 05/25/2032	77	77

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	1,141	1,131
4.735% due 07/25/2033	264	262
5.371% due 08/25/2035	725	721

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	198	195
5.500% due 09/25/2034	3,201	3,193

Greenpoint Mortgage Funding Trust
5.401% due 11/25/2045	444	436

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	200	199

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,059

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,994	1,975
4.603% due 03/25/2033	1,205	1,183

Harborview Mortgage Loan Trust
4.908% due 05/19/2033	1,917	1,919
5.150% due 07/19/2035	323	321

Impac CMB Trust
6.305% due 07/25/2033	186	185

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	429	427

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,000	3,970
6.465% due 11/15/2035	10,100	10,586

JPMorgan Mortgage Trust
4.389% due 11/25/2033	1,016	1,000
5.023% due 02/25/2035	2,563	2,484

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	492	492

MASTR Adjustable Rate Mortgages Trust
4.139% due 07/25/2034	1,400	1,381

See Accompanying Notes	Semiannual Report	September 30, 2007	19

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017	$826	$822

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,146

Merrill Lynch Mortgage Investors, Inc.
4.835% due 02/25/2033	1,457	1,447

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	7,769	7,582
6.132% due 03/15/2025	575	552

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	736	734
6.500% due 03/25/2032	329	330

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	745	736
4.590% due 04/25/2034	993	985

Washington Mutual, Inc.
4.208% due 06/25/2033	570	565
5.391% due 11/25/2045	1,207	1,189
5.441% due 01/25/2045	1,571	1,544
5.527% due 02/27/2034	1,330	1,323
5.671% due 12/25/2027	4,475	4,474
6.201% due 05/25/2041	30	30

Wells Fargo Mortgage-Backed Securities Trust
4.615% due 06/25/2035	16,128	15,858
4.950% due 03/25/2036	12,205	12,065

		213,922

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	830	847

Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036	3,300	3,393

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,193

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,470

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	3,105	3,279

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,725	1,643

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	206

Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	546

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	600	602

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	309
5.500% due 06/01/2017	600	633

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	$3,500	$3,536

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	195

		18,704

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.448% due 12/31/2049	640	6,876

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,150	2,161

		9,037

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	$7,000	6,908

U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
4.187% due 11/01/2034	9,951	9,991
4.924% due 12/01/2034	1,883	1,869
5.000% due 11/25/2032 - 09/01/2035	5,870	5,446
5.000% due 08/01/2035 - 03/01/2036 (g)	26,127	24,967
5.251% due 03/25/2034	286	285
5.500% due 11/01/2028 - 10/01/2037	605,648	593,319
5.500% due 06/01/2033 - 09/01/2037 (g)	159,103	156,016
5.627% due 04/01/2032	142	145
6.000% due 10/01/2034 - 07/25/2044	181,732	182,065
6.000% due 10/01/2035 - 12/01/2036 (g)	13,129	13,159
6.500% due 02/01/2026 - 09/01/2037	56,851	57,920
6.500% due 10/01/2036 - 07/01/2037 (g)	42,830	43,622
7.075% due 01/01/2023	61	62
7.180% due 08/01/2023	174	176
7.290% due 11/01/2022	18	18
7.630% due 12/01/2030	25	25

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,970

Freddie Mac
4.364% due 09/01/2035	825	819
5.000% due 03/15/2016 - 08/15/2035	10,309	9,565
5.982% due 02/15/2019	18,529	18,481
6.102% due 12/15/2030	1,050	1,051
6.205% due 10/25/2044	8,485	8,462
7.140% due 06/01/2022	295	299
9.050% due 06/15/2019	5	5

Ginnie Mae
5.750% due 07/20/2022 - 08/20/2027	698	704
6.000% due 08/20/2034	6,512	6,458
6.125% due 11/20/2021 - 11/20/2030	300	303
6.375% due 05/20/2022 - 05/20/2030	1,491	1,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
5.980% due 05/01/2022	$5,270	$5,409
6.344% due 08/01/2011	1,439	1,468
6.640% due 02/01/2011	630	647
Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,844
5.980% due 04/01/2036	1,855	2,041

		1,165,117

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2027	19,288	19,529
2.625% due 07/15/2017	18,466	19,040

U.S. Treasury Bonds
4.500% due 02/15/2036	2,600	2,466
4.750% due 08/15/2017	27,800	28,182
8.125% due 05/15/2021	2,601	3,447

U.S. Treasury Notes
4.625% due 02/29/2012	100	102

		72,766

Total United States (Cost $1,831,946)		1,838,540

SHORT-TERM INSTRUMENTS 8.1%

CERTIFICATES OF DEPOSIT 2.5%
Barclays Bank PLC
5.281% due 03/17/2008	10,500	10,503

Dexia S.A.
5.079% due 09/29/2008	15,300	15,305

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,507

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	6,800	6,793

Societe Generale NY
5.270% due 03/26/2008	8,500	8,501

		61,609

COMMERCIAL PAPER 3.8%
Freddie Mac
4.000% due 10/01/2007	93,500	93,500

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,711	6,711

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $6,848. Repurchase proceeds are $6,713.)

U.S. TREASURY BILLS 1.5%
3.788% due 11/29/2007 - 12/13/2007 (b)(d)(e)(h)	37,100	36,733

Total Short-Term Instruments (Cost $198,615)		198,553

PURCHASED OPTIONS (j) 1.8%
(Cost $35,564)		44,673

Total Investments (f) 170.7% (Cost $4,099,568)		$4,230,729

Written Options (k) (1.1%) (Premiums $21,914)		(26,431)

Other Assets and Liabilities (Net) (69.6%)		(1,725,199)

Net Assets 100.0%		$2,479,099

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,467 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $43,266 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $228,063 at a weighted average interest rate of 5.40%. On September 30, 2007, securities valued at $235,800 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $21,962 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	1,504	$1,314
90-Day Eurodollar March Futures	Long	03/2008	1,960	3,497
90-Day Eurodollar September Futures	Long	09/2008	1,317	3,424
90-Day Euroyen December Futures	Long	12/2007	2,527	194
90-Day Euroyen March Futures	Long	03/2008	1,228	395
Canada Government 10-Year Bond December Futures	Short	12/2007	68	(32)
Euro-Bobl 5-Year Note December Futures	Short	12/2007	1,746	166
Euro-Bobl December Futures Put Options Strike @ EUR 102.750	Long	12/2007	1,500	(10)
Euro-Bund 10-Year Bond December Futures	Long	12/2007	2,213	(591)
Euro-Bund December Futures Put Options Strike @ EUR 104.000	Long	12/2007	3,029	0
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	1,888	0
Euro-Schatz December Futures Put Options Strike @ EUR 102.100	Long	12/2007	620	0
U.S. Treasury 2-Year Note December Futures	Short	12/2007	2,607	61
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,987	(326)
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2,413	(984)
U.S. Treasury 30-Year Bond December Futures	Long	12/2007	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	113
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	147	104
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	187	142
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	42	35
United Kingdom Treasury 10-Year Gilt December Futures	Short	12/2007	397	37

				$7,527

(i)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$17
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		5,200	10
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		1,700	(5)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%	)	06/20/2012		1,900	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012		1,600	(4)
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		1,900	0
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%	)	06/20/2012		1,600	(6)
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		900	0
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		1,900	(16)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		1,800	(14)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		1,900	10
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%	)	06/20/2012		1,600	6
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,800	3
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		6,300	0
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		1,800	(12)
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$7,700	(26)

See Accompanying Notes	Semiannual Report	September 30, 2007	21

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008	$6,500	$(13)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	900	2
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%	)	06/20/2010	1,700	13
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011	900	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	1,500	9
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%	)	06/20/2012	1,900	(23)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%	)	06/20/2012	800	(5)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	2,000	0
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%	)	06/20/2017	1,500	(4)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	38,400	479
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%	)	06/20/2017	1,200	134
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%	)	06/20/2017	2,100	(2)
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%	)	06/20/2017	1,300	150
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	4,000	3,137
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%	)	06/20/2011	4,300	8
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012	2,600	9
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	2,700	14
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	2,400	22
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	600	(3)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		06/20/2012	1,900	(75)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%	)	06/20/2012	2,900	14
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	2,400	48
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%	)	06/20/2017	1,100	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	14,500	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	1,000	(6)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010	500	0
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	2,700	12
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	2,400	(13)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	3,800	8
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	3
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014	1,150	(2)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	2,500	44
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	2,900	30
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016	1,150	2
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	3.297%		06/20/2012	3,000	196
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	1,200	(9)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	2,100	(34)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%	)	06/20/2017	1,800	11
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	900	(5)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	6,500	(33)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	8,200	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	10,400	(34)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%		06/20/2008	$10,600	$(14)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009	900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	900	78
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	500	8
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012	500	(2)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	4.221%		06/20/2012	7,200	753
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	1,600	(8)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	700	(5)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,400	(4)
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,400	28
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	2,600	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	9
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	2,500	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	384,700	(1,686)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%	)	06/20/2012	2,500	25
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	2,200	(25)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	4,300	(24)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%		06/20/2012	1,600	(101)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	57,000	1,136
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%	)	06/20/2017	1,100	120
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	76,600	(177)
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%	)	06/20/2017	1,200	137
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	7,500	(5)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	700	1
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	19,900	505
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	1,000	5
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%	)	06/20/2012	1,100	4
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%	)	06/20/2017	1,100	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	68,900	548
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	681
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	213
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.100%		06/20/2012	22,900	340
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	7
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%		09/20/2012	4,800	271
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(7)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	177
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%	)	06/20/2017	1,100	5
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	7
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	377
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	498
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	19
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%		05/20/2012	1,200	(16)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.090%		06/20/2012	600	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.884%		06/20/2012	2,400	217
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,200	(1)
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(8)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	36

See Accompanying Notes	Semiannual Report	September 30, 2007	23

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	$400	$(18)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(11)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	578
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	(4)
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%	)	06/20/2012	2,500	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%	)	06/20/2012	2,100	20
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	8
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	296
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Sell	0.650%		12/20/2016	13,300	43
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	1,200	(4)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	10
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	1
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	60
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	9
Royal Bank of Scotland Group PLC	SUPERVALU, Inc. 7.500% due 05/15/2012	Sell	2.450%		09/20/2012	1,600	94
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	44
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	11,700	(7)
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	237
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.300%	)	06/20/2017	6,400	562
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	800	(12)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	1,500	(22)

							$10,084

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	3,500	$(2)
Citibank N.A.	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		109,100	(365)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,117)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	2,105
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(317)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	86
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(254)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	237
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(237)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	223
JPMorgan Chase & Co.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		3,500	0
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		91,800	10
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,196)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	1,507
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	16,300	(131)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		27,200	(331)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		160,500	(1,662)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		41,900	(492)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	208
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		3,300	(100)

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	$4
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	126
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,700	(47)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(155)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	390
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(120)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(11)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		124,400	1,324
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	1,430
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	5.000%	09/19/2017		20,600	241
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		8,400	56
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	319
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(11)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	3,793
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	2,756
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		139,200	284
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		20,100	195
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	2,645
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	771
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		6,600	(138)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(725)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/19/2009		70,000	(274)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	91
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(42)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	3,925
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(91)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(1,113)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	379
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(285)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(56)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,428
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	5.000%	09/19/2012		16,700	153
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(15)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2012		87,300	740
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	428
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(48)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(187)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	4,711
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,575)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(2,667)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	441
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	40,450	(2,102)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(51)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	329
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	1,331
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,800	(21)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(246)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		9,500	(47)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(447)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(291)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,800	272
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	2,483
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		41,800	(47)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		69,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,912)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		1,200	(29)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	2,665
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(271)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(412)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(707)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(597)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		6,600	(110)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(196)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		49,900	1,552
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		2,400	0
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2018		27,800	(664)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	1,568
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	2

See Accompanying Notes	Semiannual Report	September 30, 2007	25

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	19,300	$(1,177)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	(349)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	11,610,000	7
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		2,935,000	(18)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		9,410,000	260
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,830,000	(74)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		49,660,000	38
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		14,000,000	(215)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,150,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		3,490,000	(973)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(126)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	(28)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	48
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	58
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		20,260,000	(5,440)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	3.000%	06/20/2036		2,480,000	(922)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(15)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(202)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,700,000	(6)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(720)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		88,480,000	(644)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	31
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		5,580,000	81
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2013		15,170,000	(145)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	202
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	64
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(291)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	43
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	114
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		72,000	1,041
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		93,800	128
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	8
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		6,800	152
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	322
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	291
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		28,800	616
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(46)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		195,800	178
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	200
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(68)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	597
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	221
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		247,200	1,970
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		72,100	242
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		260,400	(7,838)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	(92)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	540
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		85,300	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	564
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		27,300	77
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,900	(31)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		17,600	355
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	290
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		248,100	749
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		104,800	310
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		36,500	(1,269)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		149,300	358
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		138,400	4,738
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	108
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(729)

							$13,670

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	$285	12/07/2007	$22,800	$626
Goldman Sachs & Co.	10/2-Year USD ISDA rate spread less 0.288%	Cap	0.288%	Pay	254	12/07/2007	21,900	620

								$1,246

(j)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.250	11/20/2007	400	$8	$6
Call - CBOT U.S. Treasury 2-Year Note December Futures	109.500	11/20/2007	807	15	13
Call - CBOT U.S. Treasury 2-Year Note December Futures	114.000	11/20/2007	1,155	22	18
Call - CBOT U.S. Treasury 2-Year Note December Futures	115.000	11/20/2007	245	5	4
Call - CBOT U.S. Treasury 5-Year Note December Futures	118.500	11/20/2007	1,254	24	20
Call - CBOT U.S. Treasury 5-Year Note December Futures	120.000	11/20/2007	3,324	63	52
Call - CBOT U.S. Treasury 10-Year Note December Futures	126.000	11/20/2007	6,162	116	96
Call - CBOT U.S. Treasury 10-Year Note December Futures	127.000	11/20/2007	4,250	80	66
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	821	15	13
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	110	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2007	1,350	25	21

				$375	$311

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008	GBP	20,000	$77	$138
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	43
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	522
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	1,085
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		66,400	651	715
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,977
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	261
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		134,600	1,351	1,436
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	225
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,910	8,021
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	5,332
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009		813,800	7,223	11,143
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009		34,100	347	367

								$20,205	$31,265

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$370
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,200	459	1,222
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,800	595	163
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	910
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	113
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	485
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	161
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	372
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	141
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$28,000	282	185
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	581
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	1,061
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	59
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	603
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	1,735
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	367
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	1,789
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	233
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	2,418
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	53
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	40

						$14,462	$13,061

See Accompanying Notes	Semiannual Report	September 30, 2007	27

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 12/01/2037	$102.438	12/05/2007	$263,000	$31	$9
Call - OTC Fannie Mae 5.000% due 12/01/2037	103.875	12/05/2007	27,000	3	2
Put - OTC Fannie Mae 5.000% due 11/01/2037	92.531	11/06/2007	68,000	353	6
Put - OTC Fannie Mae 5.000% due 11/01/2037	101.188	11/06/2007	40,000	5	1
Put - OTC Fannie Mae 5.500% due 10/01/2037	86.000	10/04/2007	130,000	15	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.000	11/06/2007	200,000	24	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	86.750	11/06/2007	20,000	2	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	45,000	5	0
Put - OTC Fannie Mae 5.500% due 12/01/2037	86.938	12/05/2007	301,000	35	9
Put - OTC Fannie Mae 6.000% due 12/01/2037	89.547	12/05/2007	265,000	31	7
Put - OTC Fannie Mae 6.500% due 12/01/2037	92.000	12/05/2007	72,000	8	2
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	66.000	11/14/2007	15,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	80.000	11/14/2007	25,000	6	0

				$522	$36

(k)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	476	$161	$179

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008	GBP	1,400	$26	$19
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	412
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	1,280
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	762
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		22,100	585	624
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,525
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	163	189
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		43,600	1,182	1,214
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	160
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	5,600
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	08/03/2009		354,000	7,053	10,016
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009		11,400	316	322

								$20,165	$25,766

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Value
Call - OTC New Zealand dollar versus Japanese yen	JPY	97.700	10/18/2007	NZD	31,700	$285	$0
Call - OTC U.S. dollar versus Japanese yen		117.000	02/15/2008		$36,300	364	214
Call - OTC U.S. dollar versus Japanese yen		117.570	02/18/2008		40,500	458	205
Put - OTC U.S. dollar versus Japanese yen		80.000	08/21/2008		10,000	51	21
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	21
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		400	21	16

						$1,200	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC Fannie Mae 5.000% due 11/01/2037	$92.531	11/06/2007	$68,000	$388	$9

(l)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,384	$4,863	0.20%

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(m)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$330,100	$318,190	$314,884
U.S. Treasury Notes	3.000%	02/15/2009	16,300	16,068	16,180
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,974	25,013
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,504	7,443
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,859	4,984
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,767	14,024
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,903	25,313
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,803	25,910
U.S. Treasury Notes	4.625%	07/31/2012	15,000	15,265	15,409
U.S. Treasury Notes	4.625%	11/15/2016	119,800	122,669	122,686
U.S. Treasury Notes	4.625%	02/15/2017	84,000	83,618	85,100
U.S. Treasury Notes	4.875%	08/15/2016	292,200	300,898	301,758
U.S. Treasury Notes	5.125%	05/15/2016	103,490	108,220	110,113

				$1,066,737	$1,068,817

(2) Market value includes $9,087 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	68,305	10/2007	$1,610	$0	$1,610
Sell		78,528	10/2007	0	(3,767)	(3,767)
Buy	BRL	98,414	10/2007	4,846	0	4,846
Sell		98,414	10/2007	0	(3,441)	(3,441)
Buy		6,723	11/2007	140	0	140
Buy		104,236	03/2008	3,448	0	3,448
Sell	CAD	26,668	11/2007	0	(376)	(376)
Buy	CLP	499,300	03/2008	29	0	29
Buy	CNY	97,896	11/2007	66	0	66
Sell		97,896	11/2007	0	(80)	(80)
Buy		421,015	01/2008	65	(25)	40
Sell		421,015	01/2008	0	(477)	(477)
Buy		249,474	03/2008	62	(22)	40
Sell		249,474	03/2008	0	(235)	(235)
Buy		205,361	07/2008	331	0	331
Sell		205,361	07/2008	0	(212)	(212)
Buy	DKK	12,396	12/2007	93	0	93
Sell		128,740	12/2007	0	(1,041)	(1,041)
Buy	EUR	107,764	10/2007	6,494	0	6,494
Sell		418,174	10/2007	0	(27,679)	(27,679)
Buy	GBP	5,829	11/2007	219	0	219
Sell		74,553	11/2007	0	(2,569)	(2,569)
Sell	HKD	993	11/2007	0	0	0
Buy	INR	21,887	11/2007	14	0	14
Buy		622,291	05/2008	357	0	357
Sell	JPY	84,754,419	10/2007	37	(28,504)	(28,467)
Buy	KRW	1,969,163	01/2008	22	0	22
Buy		20,424,871	05/2008	390	0	390
Buy		636,791	08/2008	11	0	11
Buy	MXN	264,175	03/2008	385	(25)	360
Sell		185,886	03/2008	0	(164)	(164)
Buy	MYR	142,475	05/2008	169	(722)	(553)
Buy	NOK	92,238	12/2007	1,008	0	1,008
Buy	NZD	56,634	10/2007	3,069	0	3,069
Sell		59,009	10/2007	0	(1,366)	(1,366)
Buy	PLN	484	07/2008	7	0	7
Buy	RUB	16,234	11/2007	40	0	40
Buy		328,115	12/2007	309	0	309
Buy		1,239,651	01/2008	2,061	0	2,061
Sell		955,963	01/2008	0	(670)	(670)
Buy		15,372	07/2008	6	0	6
Buy	SEK	39,575	12/2007	310	0	310
Sell	SGD	756	10/2007	0	(10)	(10)
Buy		9,360	02/2008	76	0	76
Buy	TWD	166,452	10/2007	38	0	38
Sell		166,452	10/2007	0	(71)	(71)
Buy		166,214	11/2007	79	0	79

				$25,791	$(71,456)	$(45,665)

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 7.8%
AES Corp.
7.180% due 04/30/2010	$5,000	$4,971
10.540% due 04/30/2010	1,000	995

Amadeus Global Travel Distribution S.A.
6.752% due 04/08/2012	3,909	3,679
7.636% due 04/08/2013	1,902	1,826
7.886% due 04/08/2014	1,693	1,624
7.886% due 04/08/2014	186	179

Biomet, Inc.
7.000% due 03/08/2008	39,064	38,417
7.000% due 03/15/2015	1,250	1,237

Centennial Cellular Operating Co. LLC
7.198% due 02/09/2011	1,428	1,407
7.541% due 01/20/2011	542	534

Centennial Communications
7.198% due 02/09/2011	3,572	3,519

Community Health Systems, Inc.
4.000% due 07/02/2014	829	816
7.755% due 07/25/2014	9,358	9,210
7.760% due 07/02/2014	3,213	3,162

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	25,000	25,003

Delphi Corp.
7.625% due 12/31/2007	1,000	997
8.125% due 12/31/2007	11,000	10,972

Dobson Communications Corp.
7.240% due 03/14/2014	3,500	3,461

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,509

Ford Motor Co.
8.700% due 12/15/2013	29,527	28,707

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	40,000

HCA, Inc.
7.448% due 11/16/2013	17,706	17,396

Headwaters, Inc.
7.360% due 04/30/2011	6,912	6,791

HealthSouth Corp.
7.630% due 02/02/2013	119	116
7.850% due 02/02/2013	14,618	14,246

Hertz Corp.
5.238% due 12/21/2012	795	784
7.550% due 12/21/2012	1,986	1,959
7.560% due 12/21/2012	2,431	2,398

Ineos Group Holdings PLC
7.580% due 10/07/2012	12,332	12,018
7.580% due 10/07/2013	1,237	1,206
7.591% due 10/07/2012	737	729
8.080% due 10/07/2014	1,237	1,210

Intelsat Bermuda Ltd.
7.859% due 02/15/2014	20,750	20,549

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	15,881	15,237

Northwest Airlines, Inc.
7.120% due 08/22/2008	4,455	4,255

NTL Investment
7.356% due 01/06/2013	3,000	2,909

Nycomed
7.695% due 12/20/2014	4,500	4,085
8.195% due 12/20/2015	4,500	4,108

Riverdeep Interactive
12.438% due 12/21/2007	5,506	5,506

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	$10,563	$10,470

Sandridge Energy, Inc.
8.625% due 04/01/2015	42,150	41,729
8.985% due 04/01/2014	2,000	1,990

SLM Corp.
6.000% due 06/30/2008	35,300	35,184

Telesat Canada, Inc.
2.500% due 02/14/2008	27,500	27,483

Thompson Learning, Inc.
7.950% due 06/27/2014	28,700	27,887

Tribune Co.
7.860% due 05/30/2009	10,337	10,156
8.244% due 05/30/2014	18,525	16,907

Univision Communications, Inc.
6.250% due 09/15/2014	1,148	1,094
7.605% due 09/15/2014	17,852	17,023

Verso Paper Holdings LLC
11.606% due 02/01/2013	2,200	2,096

VNU/Nielson Finance LLC
7.360% due 08/09/2013	5,459	5,315

VWR International, Inc.
7.000% due 05/30/2008	30,000	30,075

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,935	7,265

Total Bank Loan Obligations (Cost $566,480)		560,543

CORPORATE BONDS & NOTES 68.7%

BANKING & FINANCE 8.4%
AES Ironwood LLC
8.857% due 11/30/2025	45,533	49,858

AES Red Oak LLC
8.540% due 11/30/2019	14,176	15,169

Buffalo Thunder Development Authority
9.375% due 12/15/2014	2,650	2,504

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	4,811

Citigroup Funding, Inc.
2.080% due 08/31/2012	8,000	8,029

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	33

Ford Motor Credit Co.
5.800% due 01/12/2009	600	580
7.250% due 10/25/2011	1,000	938
7.375% due 02/01/2011	250	240
7.800% due 06/01/2012	54,459	51,856
8.000% due 12/15/2016	51,695	48,437

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,025	9,499

General Motors Acceptance Corp.
6.000% due 04/01/2011	9,412	8,604
6.875% due 08/28/2012	22,865	21,469
7.000% due 02/01/2012	23,900	22,711
7.250% due 03/02/2011	22,500	21,828
8.000% due 11/01/2031	16,290	16,024

GMAC LLC
6.625% due 05/15/2012	15,950	14,897

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	15,700	17,349

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KRATON Polymers LLC
8.125% due 01/15/2014	$21,795	$21,250

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	21,497	21,604
10.375% due 10/15/2017 (c)	9,000	8,741
11.625% due 10/15/2017	31,125	30,347

Mirage Resorts, Inc.
7.250% due 08/01/2017	8,625	8,409

NSG Holdings LLC
7.750% due 12/15/2025	13,340	13,273

Petroleum Export Ltd. II
6.340% due 06/20/2011	14,505	14,592

Petroplus Finance Ltd.
6.750% due 05/01/2014	5,650	5,452
7.000% due 05/01/2017	4,770	4,555

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	37,709

Tenneco, Inc.
8.625% due 11/15/2014	15,064	15,252
10.250% due 07/15/2013	19,780	21,313

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	8,591
7.500% due 07/18/2016	14,750	14,693

Universal City Development Partners
11.750% due 04/01/2010	3,000	3,142

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	7,999
10.106% due 05/01/2010	1,133	1,150

Ventas Realty LP
6.750% due 04/01/2017	12,260	12,291
7.125% due 06/01/2015	9,475	9,712

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	85
10.732% due 01/01/2013 (n)	4,961	5,237

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,209

Yankee Acquisition Corp.
8.500% due 02/15/2015	8,000	7,800

		604,242

INDUSTRIALS 48.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,075	4,450

Abitibi-Consolidated, Inc.
5.250% due 06/20/2008	1,850	1,776
8.550% due 08/01/2010	17,465	14,496

Actuant Corp.
6.875% due 06/15/2017	13,850	13,711

Albertson’s, Inc.
6.570% due 02/23/2028	500	425
7.450% due 08/01/2029	24,275	23,489
7.750% due 06/15/2026	3,000	2,998

Allied Waste North America, Inc.
7.250% due 03/15/2015	31,781	32,576
7.875% due 04/15/2013	18,743	19,446

American Stores Co.
8.000% due 06/01/2026	13,650	13,971

AmeriGas Partners LP
7.125% due 05/20/2016	37,145	36,309
7.250% due 05/20/2015	24,395	24,151

ARAMARK Corp.
8.500% due 02/01/2015	56,530	57,943

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,553

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$27,235	$26,554
8.750% due 03/01/2012	25,450	26,086

Berry Plastics Holding Corp.
8.875% due 09/15/2014	20,605	21,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	47,109	44,282

Bowater Canada Finance
7.950% due 11/15/2011	19,215	15,900

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	12,963
8.250% due 07/01/2014	14,890	14,145

C8 Capital SPV Ltd.
6.640% due 12/29/2049	3,800	3,706

CanWest Media, Inc.
8.000% due 09/15/2012	14,232	14,019

CanWest MediaWorks LP
9.250% due 08/01/2015	2,401	2,437

Cascades, Inc.
7.250% due 02/15/2013	18,460	18,183

CCO Holdings LLC
8.750% due 11/15/2013	91,791	92,709

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,579
7.875% due 07/01/2011	34,200	33,088

Chart Industries, Inc.
9.125% due 10/15/2015	8,865	9,220

Charter Communications Operating LLC
8.375% due 04/30/2014	3,000	3,030

Chemtura Corp.
6.875% due 06/01/2016	15,220	14,535

Chesapeake Energy Corp.
6.875% due 01/15/2016	11,625	11,683
7.000% due 08/15/2014	8,105	8,196
7.500% due 06/15/2014	14,505	14,940

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,241

Citic Resources Finance Ltd.
6.750% due 05/15/2014	2,975	2,897

Community Health Systems, Inc.
8.875% due 07/15/2015	40,497	41,813

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	6,600	6,831
7.750% due 05/15/2017	6,925	7,167

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	18,533	18,728
7.373% due 06/15/2017	1,152	1,115
7.566% due 09/15/2021	2,849	2,796

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	22,990	21,151

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	7,250	7,477
7.750% due 11/15/2015	22,235	23,069

CSC Holdings, Inc.
6.750% due 04/15/2012	11,215	10,851
7.625% due 04/01/2011	44,645	44,980
7.625% due 07/15/2018	7,100	6,816
7.875% due 02/15/2018	59	57

DaVita, Inc.
7.250% due 03/15/2015	53,490	53,891

Delhaize America, Inc.
9.000% due 04/15/2031	22,147	26,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dex Media West LLC
9.875% due 08/15/2013	$29,021	$31,016

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	11,566	11,595

Dynegy Holdings, Inc.
7.125% due 05/15/2018	9,310	8,542
7.500% due 06/01/2015	9,325	9,045
7.750% due 06/01/2019	19,100	18,360
8.375% due 05/01/2016	13,650	13,786

EchoStar DBS Corp.
7.000% due 10/01/2013	600	616
7.125% due 02/01/2016	54,465	56,235

El Paso Corp.
7.000% due 06/15/2017	50,720	51,754
7.420% due 02/15/2037	1,375	1,339
7.750% due 01/15/2032	2,250	2,296
7.800% due 08/01/2031	28,897	29,483
8.050% due 10/15/2030	6,710	6,930

Enterprise Products Operating LP
7.034% due 01/15/2068	2,340	2,147
8.375% due 08/01/2066	3,125	3,217

Equistar Chemicals LP
10.125% due 09/01/2008	2,400	2,490

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	11,183
8.750% due 06/15/2012	15,155	15,610
8.870% due 08/01/2009 (n)	7,300	7,705

Ford Motor Co.
7.125% due 11/15/2025	8,722	6,542
7.500% due 08/01/2026	19,800	14,998
9.215% due 09/15/2021	1,250	1,088

Forest Oil Corp.
7.250% due 06/15/2019	9,475	9,522

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	11,725	12,692
8.375% due 04/01/2017	50,150	54,914

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	68,225	66,178
9.125% due 12/15/2014 (c)	25,525	23,738

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,080	33,443

General Motors Corp.
7.125% due 07/15/2013	2,250	2,070
7.700% due 04/15/2016	4,450	4,005
8.250% due 07/15/2023	22,275	19,602

Georgia-Pacific Corp.
7.000% due 01/15/2015	290	284
7.125% due 01/15/2017	15,500	15,074
7.250% due 06/01/2028	12,525	11,523
7.375% due 12/01/2025	33,410	31,238
8.000% due 01/15/2024	57,225	56,080

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	12	13
9.000% due 07/01/2015	21,747	23,324

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	16,644

HCA, Inc.
6.750% due 07/15/2013	26,263	23,702
7.190% due 11/15/2015	31,122	27,065
7.690% due 06/15/2025	7,525	6,218
9.000% due 12/15/2014	7,936	7,759
9.250% due 11/15/2016	132,705	141,331
9.625% due 11/15/2016 (c)	5,400	5,778

Health Management Associates, Inc.
6.125% due 04/15/2016	6,550	5,746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Herbst Gaming, Inc.
7.000% due 11/15/2014	$18,570	$15,320
8.125% due 06/01/2012	5,195	4,682

Hertz Corp.
8.875% due 01/01/2014	52,610	54,451

Hexcel Corp.
6.750% due 02/01/2015	875	868

Host Marriott LP
7.125% due 11/01/2013	5,085	5,149

Ineos Group Holdings PLC
8.500% due 02/15/2016	40,031	38,530

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,563

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	1,500	1,522
9.250% due 06/15/2016	21,850	22,779

Intelsat Corp.
9.000% due 06/15/2016	300	310

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	8,990	9,170
8.625% due 01/15/2015	19,830	20,326

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	1,000	972
8.250% due 10/01/2012	8,873	8,940

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,019	1,040
9.410% due 06/15/2010 (a)	757	715
10.000% due 06/15/2012 (a)	5,703	5,475

L-3 Communications Corp.
7.625% due 06/15/2012	32,275	33,163

Legrand France
8.500% due 02/15/2025	16,900	19,858

Lyondell Chemical Co.
6.875% due 06/15/2017	6,500	7,085
8.000% due 09/15/2014	8,875	9,807
8.250% due 09/15/2016	24,275	27,491

MGM Mirage
6.625% due 07/15/2015	15,898	15,163
6.875% due 04/01/2016	34,850	33,892
7.500% due 06/01/2016	38,735	38,687
7.625% due 01/15/2017	1,250	1,244

Nalco Co.
7.750% due 11/15/2011	19,887	20,384
8.875% due 11/15/2013	24,340	25,679

Norampac, Inc.
6.750% due 06/01/2013	13,879	13,324

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	15,800	16,748

Nortel Networks Ltd.
9.610% due 07/15/2011	6,000	6,030
10.125% due 07/15/2013	38,200	39,489
10.750% due 07/15/2016	6,850	7,192

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,327

Novelis, Inc.
7.250% due 02/15/2015	8,813	8,549

OPTI Canada, Inc.
8.250% due 12/15/2014	19,450	19,693

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	4,862	5,087

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	20,501	20,911
8.375% due 05/01/2017	5,500	5,638

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Plains Exploration & Production Co.
7.750% due 06/15/2015	$7,575	$7,461

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	16,825	16,152

Quiksilver, Inc.
6.875% due 04/15/2015	25,685	24,722

Qwest Communications International, Inc.
7.500% due 02/15/2014	112,083	114,044

Range Resources Corp.
7.500% due 05/15/2016	7,150	7,329

Reynolds American, Inc.
7.625% due 06/01/2016	17,445	18,661
7.750% due 06/01/2018	18,930	20,253

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,669
8.875% due 01/15/2016	57,925	59,301
8.875% due 10/15/2017 (b)	18,725	19,006

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,500	14,536

Roseton
7.270% due 11/08/2010	35,650	35,806
7.670% due 11/08/2016	26,610	26,743

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	21,877

Sally Holdings LLC
9.250% due 11/15/2014	6,050	6,141

Sanmina-SCI Corp.
8.125% due 03/01/2016	24,895	21,659

SemGroup LP
8.750% due 11/15/2015	43,050	42,297

Sensata Technologies BV
8.000% due 05/01/2014	45,525	44,614

Service Corp. International
7.375% due 10/01/2014	4,095	4,228
7.625% due 10/01/2018	8,415	8,773

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,114

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,617

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	18,075	17,849
8.375% due 07/01/2012	19,250	19,346

Solectron Global Finance Ltd.
8.000% due 03/15/2016	2,000	2,175

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,180

Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	480

Station Casinos, Inc.
6.000% due 04/01/2012	1,360	1,299
6.500% due 02/01/2014	520	460
6.625% due 03/15/2018	2,250	1,896
6.875% due 03/01/2016	13,175	11,528
7.750% due 08/15/2016	27,745	27,606

Suburban Propane Partners LP
6.875% due 12/15/2013	27,625	27,072

Sungard Data Systems, Inc.
9.125% due 08/15/2013	46,950	49,063

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,126

SUPERVALU, Inc.
7.500% due 11/15/2014	10,225	10,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Telenet Group Holding NV
0.000% due 06/15/2014 (e)	$981	$976

Tenet Healthcare Corp.
7.375% due 02/01/2013	24,796	21,139
9.875% due 07/01/2014	560	515

Tesoro Corp.
6.500% due 06/01/2017	9,100	9,077
6.625% due 11/01/2015	1,000	1,005

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,127

TransDigm, Inc.
7.750% due 07/15/2014	14,875	15,098

Trinity Industries, Inc.
6.500% due 03/15/2014	8,026	7,745

TRW Automotive, Inc.
7.000% due 03/15/2014	18,000	17,550
7.250% due 03/15/2017	18,575	18,204

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

United Airlines, Inc.
6.071% due 03/01/2013	2,935	2,950
6.201% due 03/01/2010	2,161	2,156
6.602% due 03/01/2015	2,720	2,728
7.032% due 10/01/2010	1,438	1,444

Unity Media GmbH
10.375% due 02/15/2015	11,350	11,634

Verso Paper Holdings LLC
9.125% due 08/01/2014	36,935	38,228

West Corp.
9.500% due 10/15/2014	8,150	8,456
11.000% due 10/15/2016	6,500	6,858

Williams Cos., Inc.
7.625% due 07/15/2019	31,605	34,015
7.750% due 06/15/2031	1,806	1,908
7.875% due 09/01/2021	85,428	93,330

Williams Partners LP
7.250% due 02/01/2017	6,125	6,278

Wynn Las Vegas LLC
6.625% due 12/01/2014	44,965	44,291

Xerox Capital Trust I
8.000% due 02/01/2027	16,205	16,389

		3,503,932

UTILITIES 11.6%
AES Corp.
8.750% due 05/15/2013	12,255	12,883

American Cellular Corp.
10.000% due 08/01/2011	3,116	3,272

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,760

Cincinnati Bell, Inc.
7.250% due 07/15/2013	10,800	10,935
8.375% due 01/15/2014	33,425	33,509

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,332
7.125% due 03/15/2019	37,845	37,467
7.450% due 07/01/2035	5,460	4,737
9.000% due 08/15/2031	16,660	16,993

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,198

Edison Mission Energy
7.000% due 05/15/2017	8,800	8,712
7.200% due 05/15/2019	13,195	13,063
7.625% due 05/15/2027	5,525	5,359
7.750% due 06/15/2016	8,745	9,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	$28,385	$29,166
10.860% due 05/01/2013	6,225	6,334

Homer City Funding LLC
8.734% due 10/01/2026	11,782	13,196

Idearc, Inc.
8.000% due 11/15/2016	46,390	46,506

Insight Midwest LP
9.750% due 10/01/2009	14,923	14,979

Knight, Inc.
6.500% due 09/01/2012	3,500	3,483

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	18,125	18,578

Midwest Generation LLC
8.560% due 01/02/2016	60,152	64,362

Nevada Power Co.
6.650% due 04/01/2036	2,000	1,995

Nextel Communications, Inc.
7.375% due 08/01/2015	9,230	9,388

NRG Energy, Inc.
7.250% due 02/01/2014	7,450	7,487
7.375% due 02/01/2016	59,140	59,436
7.375% due 01/15/2017	16,625	16,667

PSEG Energy Holdings LLC
8.500% due 06/15/2011	53,705	56,794

Qwest Corp.
7.200% due 11/10/2026	10,676	10,329
7.500% due 06/15/2023	21,406	21,192
8.875% due 03/15/2012	25,820	28,305

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	52,770
7.625% due 06/15/2014	19,170	19,410
7.875% due 06/15/2017	23,140	23,400

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	24,848

Sierra Pacific Resources
6.750% due 08/15/2017	13,980	13,823
7.803% due 06/15/2012	11,562	12,117
8.625% due 03/15/2014	13,492	14,349

South Point Energy Center LLC
8.400% due 05/30/2012 (i)	22,151	21,930

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,122	20,313

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	41,924	43,706

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,631

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,215

		830,024

Total Corporate Bonds & Notes (Cost $4,945,369)		4,938,198

CONVERTIBLE BONDS & NOTES 1.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	10,550	9,535

Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.500% due 05/15/2037	3,300	3,387
2.750% due 11/15/2035	7,675	8,462

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Funding, Inc.
1.080% due 08/31/2012		$5,000	$5,077

Citigroup, Inc.
3.350% due 10/01/2012		11,175	11,175

CMS Energy Corp.
2.875% due 12/01/2024		14,290	18,452

Deutsche Bank AG
0.000% due 07/14/2008		4,900	4,814
0.000% due 09/29/2008		3,425	3,381
0.000% due 10/24/2008		4,525	4,670
0.450% due 08/31/2012		8,000	8,267

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,450	1,314

LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	895

Nortel Networks Corp.
1.750% due 04/15/2012		2,500	2,100
2.125% due 04/15/2014		11,900	9,728

Peabody Energy Corp.
4.750% due 12/15/2066		10,450	11,025

Qwest Communications International, Inc.
3.500% due 11/15/2025		3,200	5,312

Total Convertible Bonds & Notes (Cost $108,121)			108,456

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	315

Total Municipal Bonds & Notes (Cost $4,864)			4,917

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
5.000% due 10/01/2033 - 11/01/2037		144,396	137,731
5.500% due 09/01/2017 - 11/01/2037		506,726	496,264

Total U.S. Government Agencies (Cost $630,612)			633,995

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		671	662

Total Mortgage-Backed Securities (Cost $637)			662

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	5,250	7,167
6.567% due 04/08/2013		460	628

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.817% due 04/08/2014	EUR	5,250	$7,208
6.817% due 04/08/2014		460	632

Bombardier, Inc.
7.250% due 11/15/2016		18,075	26,354

Lighthouse International Co. S.A.
8.000% due 04/30/2014		8,000	11,878

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	6,043

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		4,385	6,140
6.580% due 11/30/2014		7,250	10,208
8.250% due 05/01/2016		18,275	27,427

NTL Cable PLC
8.750% due 04/15/2014		18,000	26,084

OI European Group BV
6.875% due 03/31/2017		2,000	2,774

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,117

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	7,321	14,586

SigmaKalon
6.408% due 06/30/2012	EUR	1,433	2,002

Telenet Communications NV
9.000% due 12/15/2013		7,582	11,785

UPC Financing Partnership
6.302% due 12/31/2014		17,464	23,695
7.042% due 12/31/2014		10,500	14,273

UPC Holding BV
7.750% due 01/15/2014		8,025	11,272
8.625% due 01/15/2014		18,550	27,113

Total Foreign Currency-Denominated Issues (Cost $229,017)			251,386

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (n)
		65,885	1,352

US Airways Group, Inc. ‘A’		12,224	0

Total Common Stocks (Cost $0)			1,352

CONVERTIBLE PREFERRED STOCKS 0.5%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,760
5.000% due 12/31/2049		40,200	4,467

El Paso Corp.
4.990% due 12/31/2049		5,250	7,423

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	7,104

Vale Capital Ltd.
5.500% due 06/15/2010		224,500	15,041

Total Convertible Preferred Stocks (Cost $31,297)			37,795

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	25,808	$25,937

Total Preferred Stocks (Cost $26,540)		25,937

	PRINCIPAL AMOUNT (000S)	VALUE
SHORT-TERM INSTRUMENTS 17.7%

COMMERCIAL PAPER 16.2%
Bank of America Corp.
5.250% due 10/02/2007	$72,100	72,089
5.250% due 10/05/2007	123,400	123,328
5.250% due 10/09/2007	14,900	14,883

Danske Corp.
5.040% due 10/04/2007	198,000	197,917
DnB NORBank ASA
5.050% due 01/25/2008	135,900	133,622
5.080% due 01/04/2008	77,000	75,931

Freddie Mac
4.000% due 10/01/2007	131,600	131,600

Rabobank USA Financial Corp.
4.990% due 10/01/2007	198,400	198,400

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	10,800	10,619

Swedbank AB
5.065% due 10/29/2007	144,500	143,931

Westpac Banking Corp.
5.260% due 11/08/2007	67,200	66,827

		1,169,147

REPURCHASE AGREEMENTS 0.7%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	52,282	52,282

(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $288; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $15,518; and Freddie Mac 0.000% due 01/14/2008 valued at $37,525. Repurchase proceeds are $52,301.)

U.S. TREASURY BILLS 0.8%
3.863% due 11/29/2007 - 12/13/2007 (d)(f)(j)	55,185	54,604

Total Short-Term Instruments (Cost $1,276,295)		1,276,033

PURCHASED OPTIONS (l) 0.6%
(Cost $43,988)		45,989

Total Investments (g) 109.6% (Cost $7,863,220)		$7,885,263

Written Options (m) (0.6%) (Premiums $41,707)		(42,130)

Other Assets and Liabilities (Net) (9.0%)		(648,269)

Net Assets 100.0%		$7,194,864

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security becomes interest bearing at a future date.

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  High Yield Fund  (Cont.)

(f)	Securities with an aggregate market value of $24,989 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $224,129 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $40,367 at a weighted average rate of 4.67%. On September 30, 2007, there were no open reverse repurchase agreements.
(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(j)	Securities with an aggregate market value of $1,914 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2009	1,070	$237
90-Day Eurodollar December Futures	Long	12/2007	8	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,710	1,988

				$2,221

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$4,800	$48
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	5,900	36
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	8,000	9
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012	2,700	(110)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	5,000	3
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%		06/20/2012	2,000	1
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	5,900	(38)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%		06/20/2012	5,000	(319)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%		06/20/2012	9,000	(196)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.830%		09/20/2012	5,000	(140)
Bank of America	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	2,350	(64)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.640%	)	06/20/2017	5,625	41
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	4,675	55
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	21,500	(177)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	12,500	(131)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	8,000	618
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011	5,000	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012	33,000	226
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	8,000	(1,045)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	7,000	(169)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012	2,700	(68)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%		06/20/2012	7,450	464
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	2,500	0
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012	2,700	3
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012	2,700	(124)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012	2,700	(168)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012	2,700	(51)
Barclays Bank PLC	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.800%		09/20/2012	3,000	(88)
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007	2,000	8
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	3,000	9
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	32,125	(162)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012	2,000	(95)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	2,000	(66)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012	2,700	(104)
Bear Stearns & Co., Inc.	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	3,700	(101)
Bear Stearns & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.420%		09/20/2012	4,000	107
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	1,600	21
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(114)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(236)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010	8,000	164
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	4,400	(183)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(1,141)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(223)

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	$15,000	$(697)
Citibank N.A.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.300%		06/20/2012	7,000	(287)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012	2,500	(6)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	4,500	18
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%		06/20/2012	2,200	32
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	1,900	28
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%		06/20/2012	128,700	1,939
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	1,300	22
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	1,300	24
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%		06/20/2012	3,500	(274)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	(247)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012	15,500	(690)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012	5,300	(232)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012	3,500	(226)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(485)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	2,000	12
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.750%		09/20/2012	2,000	71
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.100%		09/20/2012	20,000	1,711
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%		09/20/2012	4,400	(121)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	2,375	(146)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	11
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(40)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%	)	06/20/2017	2,500	180
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	10
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(337)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(68)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(187)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(3,180)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	474
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	2,500	(14)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	230
Credit Suisse First Boston	Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	2.900%		09/20/2012	2,500	(63)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	800	10
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	1,000	(37)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Sell	3.300%		06/20/2012	2,000	131
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	3,500	177
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.150%		09/20/2012	5,250	555
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	84
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(437)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	(258)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(598)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(591)
Goldman Sachs & Co.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.650%		06/20/2012	2,500	(10)
Goldman Sachs & Co.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	3.150%		09/20/2012	5,000	(72)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	281
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	293
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	20,000	16
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	5,550	7
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	(149)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	(388)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	24,200	45
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%		09/20/2008	3,200	(96)
Lehman Brothers, Inc.	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.150%		09/20/2008	2,500	42
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	5,000	(118)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.400%		09/20/2008	4,875	42
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	2,750	33
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	2,000	13
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	4,900	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	4,450	11
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	2,000	9
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	1,975	9
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	4,400	140

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  High Yield Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%	)	06/20/2010	$6,500	$69
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%		06/20/2011	6,500	(134)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	804
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	(243)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	6
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	659
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	370
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	1,800	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012	3,000	2
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	1,000	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	4,750	30
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(6)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(37)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%		09/20/2012	3,000	(53)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	3,000	64
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	1,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.050%		09/20/2017	5,000	693
Merrill Lynch & Co., Inc.	Dynegy Holdings, Inc. 6.875% due 04/01/2011	Sell	1.800%		09/20/2008	2,700	24
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%		09/20/2008	2,000	39
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	163
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	32
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	15
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(3)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(20)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	5,500	(266)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.105%	)	06/20/2012	120,000	(1,808)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	8,075	29
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	1,575	7
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	3,000	41
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.084%		06/20/2012	4,000	57
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	500	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	1,000	26
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.550%		06/20/2012	20,000	1,524
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	3.553%		06/20/2012	1,000	76
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	2,700	(120)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%		06/20/2012	5,000	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	20
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	4,900	(5)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	4,400	74
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	139
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	243
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	815
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,700	(44)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	1,000	(51)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.110%		06/20/2012	1,700	26
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	1,500	27
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	2,000	(4)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	3,000	(2)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	3,450	0
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	6,050	(213)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	2,375	(143)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	1,700	23
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	4,950	32
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	20
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	253
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(65)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	222

							$(3,429)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	370,500	$(3,482)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		45,100	(538)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		478,100	(8,360)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,600	(26)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(29)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	(35)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$103,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		567,100	254
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		225,900	7,137
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,600	104
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		145,300	(208)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		350,000	344

							$(4,719)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.610%	10/23/2007	146,500	$83
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.	5.610%	10/23/2007	262,267	(474)

						$(391)

(l)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$447,000	$3,654	$3,822
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	1,356,000	12,068	11,632
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	244,800	2,678	2,125
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,223,000	9,234	10,803
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	1,381,000	9,564	12,199
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	630,500	6,790	5,408

							$43,988	$45,989

(m)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$149,000	$3,472	$3,651
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	452,000	11,707	10,689
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	68,100	2,109	1,636
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	408,000	8,674	9,830
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	460,300	8,815	11,091
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	210,500	6,507	4,978

							$41,284	$41,875

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$17,400	$157	$184
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	17,400	266	71

							$423	$255

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments High Yield Fund (Cont.)	(Unaudited) September 30, 2007

(n)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,156	$18,728	0.26%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,028	11,183	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,623	7,705	0.11%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,980	26,508	0.37%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	N/A	08/25/2008	07/15/2004	0	1,352	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,965	10,127	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	85	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,878	5,237	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,031	3,215	0.05%

				$79,744	$84,140	1.17%

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	164,576	10/2007	$1,894	$0	$1,894
Sell		164,576	10/2007	0	(3,307)	(3,307)
Buy		54,437	03/2008	385	0	385
Buy		164,576	07/2008	2,760	0	2,760
Buy	CHF	697	12/2007	21	0	21
Sell	EUR	178,968	10/2007	0	(12,111)	(12,111)
Sell	GBP	8,786	11/2007	0	(303)	(303)
Buy	INR	3,215,148	05/2008	1,086	0	1,086
Buy	JPY	506,416	10/2007	225	0	225
Buy	KRW	25,138,685	11/2007	19	0	19
Buy		46,200,305	05/2008	1,253	0	1,253
Buy	MXN	559,647	03/2008	0	(645)	(645)
Buy		301,854	07/2008	0	(9)	(9)
Buy	RUB	487,266	11/2007	300	0	300
Buy		2,458,528	01/2008	1,094	0	1,094

				$9,037	$(16,375)	$(7,338)

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments Income Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.1%

BANKING & FINANCE 4.2%
Ajax Re Ltd.
11.944% due 05/08/2009	$85	$85

Bank of America Corp.
6.000% due 09/01/2017	500	513

Bear Stearns Cos., Inc.
6.400% due 10/02/2017 (a)	1,000	997
6.950% due 08/10/2012	137	143

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	25

Citigroup, Inc.
6.000% due 08/15/2017	500	513

Ferrellgas Escrow LLC
6.750% due 05/01/2014	92	90

Ford Motor Credit Co.
7.375% due 02/01/2011	25	24
7.800% due 06/01/2012	225	214

General Motors Acceptance Corp.
6.750% due 12/01/2014	10	9
6.875% due 08/28/2012	100	94
7.000% due 02/01/2012	50	47
7.250% due 03/02/2011	65	63

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	512

KRATON Polymers LLC
8.125% due 01/15/2014	50	49

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	50	50
11.625% due 10/15/2017	75	73

Petroplus Finance Ltd.
7.000% due 05/01/2017	30	29

SLM Corp.
5.440% due 01/25/2008	200	200

Tenneco, Inc.
8.625% due 11/15/2014	45	46
10.250% due 07/15/2013	25	27

Universal City Florida Holding Co. I
8.375% due 05/01/2010	50	51

Ventas Realty LP
6.750% due 04/01/2017	25	25

Yankee Acquisition Corp.
9.750% due 02/15/2017	15	14

		3,893

INDUSTRIALS 11.5%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	45	35

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	50	41

Actuant Corp.
6.875% due 06/15/2017	50	50

Albertson’s, Inc.
7.450% due 08/01/2029	125	121

Allied Waste North America, Inc.
7.250% due 03/15/2015	65	67

AmeriGas Partners LP
7.125% due 05/20/2016	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	496

ARAMARK Corp.
8.500% due 02/01/2015	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ArvinMeritor, Inc.
8.125% due 09/15/2015	$75	$73

Berry Plastics Holding Corp.
8.875% due 09/15/2014	90	92

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	100	94

Bowater Canada Finance
7.950% due 11/15/2011	25	21

Buhrmann U.S., Inc.
7.875% due 03/01/2015	25	24

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	489

Cascades, Inc.
7.250% due 02/15/2013	25	25

Celestica, Inc.
7.875% due 07/01/2011	50	48

Charter Communications Operating LLC
8.375% due 04/30/2014	150	151

Chemtura Corp.
6.875% due 06/01/2016	75	72

Chesapeake Energy Corp.
6.875% due 01/15/2016	50	50
7.000% due 08/15/2014	50	51

Comcast Corp.
5.900% due 03/15/2016	500	498

Community Health Systems, Inc.
8.875% due 07/15/2015	120	124

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	50	52

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	25	23

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	5	5
7.750% due 11/15/2015	25	26

CSC Holdings, Inc.
6.750% due 04/15/2012	75	73

DaVita, Inc.
7.250% due 03/15/2015	35	35

Delhaize America, Inc.
8.050% due 04/15/2027	25	27

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

Digicel Group Ltd.
8.875% due 01/15/2015	25	24

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	75	75

Dynegy Holdings, Inc.
7.125% due 05/15/2018	25	23
8.375% due 05/01/2016	100	101

Eaton Vance Corp.
6.500% due 10/02/2017 (a)	1,000	999

EchoStar DBS Corp.
7.000% due 10/01/2013	100	103
7.125% due 02/01/2016	40	41

El Paso Corp.
7.000% due 06/15/2017	140	143

Equistar Chemicals LP
8.750% due 02/15/2009	100	104

Ford Motor Co.
9.215% due 09/15/2021	25	22

Forest Oil Corp.
7.250% due 06/15/2019	125	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$25	$27
8.375% due 04/01/2017	175	192

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	75	73
9.125% due 12/15/2014 (b)	25	23
9.569% due 12/15/2014	25	24

General Motors Corp.
7.200% due 01/15/2011	100	96

Georgia-Pacific Corp.
7.125% due 01/15/2017	75	73

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	32	34

HCA, Inc.
9.250% due 11/15/2016	375	399

Herbst Gaming, Inc.
7.000% due 11/15/2014	20	16

Hertz Corp.
8.875% due 01/01/2014	75	78

Host Marriott LP
7.125% due 11/01/2013	25	25

Idearc, Inc.
8.000% due 11/15/2016	75	75

Ineos Group Holdings PLC
8.500% due 02/15/2016	125	120

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	100	101
9.250% due 06/15/2016	25	26

Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013	25	24

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	500	495

L-3 Communications Corp.
7.625% due 06/15/2012	50	51

Lyondell Chemical Co.
6.875% due 06/15/2017	25	27
8.250% due 09/15/2016	100	113

MGM Mirage
7.625% due 01/15/2017	100	100

Nalco Co.
8.875% due 11/15/2013	75	79

Nortel Networks Ltd.
10.125% due 07/15/2013	80	83
10.750% due 07/15/2016	25	26

NPC International, Inc.
9.500% due 05/01/2014	25	23

OPTI Canada, Inc.
8.250% due 12/15/2014	25	25

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	30	31

Quebecor Media, Inc.
7.750% due 03/15/2016 (a)	50	48

Qwest Communications International, Inc.
7.500% due 02/15/2014	75	76

Range Resources Corp.
7.375% due 07/15/2013	50	51

Reynolds American, Inc.
7.625% due 06/01/2016	50	53

RH Donnelley Corp.
8.875% due 10/15/2017 (a)	315	320

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	25	25

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	$25	$25

Sanmina-SCI Corp.
8.125% due 03/01/2016	35	30

SemGroup LP
8.750% due 11/15/2015	25	25

Sensata Technologies BV
8.000% due 05/01/2014	50	49

Service Corp. International
7.625% due 10/01/2018	15	16

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	50	49

Solectron Global Finance Ltd.
8.000% due 03/15/2016	25	27

Station Casinos, Inc.
6.625% due 03/15/2018	50	42
7.750% due 08/15/2016	50	50

Suburban Propane Partners LP
6.875% due 12/15/2013	30	29

Sungard Data Systems, Inc.
9.125% due 08/15/2013	40	42

Tenet Healthcare Corp.
9.875% due 07/01/2014	25	23

Time Warner Cable, Inc.
5.850% due 05/01/2017	500	487

TRW Automotive, Inc.
7.000% due 03/15/2014	25	24

Valero Energy Corp.
6.125% due 06/15/2017	500	504

Verso Paper Holdings LLC
9.125% due 08/01/2014	45	47

West Corp.
9.500% due 10/15/2014	80	83

Williams Cos., Inc.
7.625% due 07/15/2019	100	108
7.875% due 09/01/2021	100	109

Williams Partners LP
7.250% due 02/01/2017	50	51

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	44

XTO Energy, Inc.
6.250% due 08/01/2017	500	509

		10,633

UTILITIES 2.4%
AT&T Corp.
8.000% due 11/15/2031	250	305

Cincinnati Bell, Inc.
8.375% due 01/15/2014	50	50

Citizens Communications Co.
7.125% due 03/15/2019	100	99

Complete Production Services, Inc.
8.000% due 12/15/2016	50	50

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	250	307

Edison Mission Energy
7.000% due 05/15/2017	75	74
7.200% due 05/15/2019	35	35
7.750% due 06/15/2016	25	26

Embarq Corp.
7.082% due 06/01/2016	100	104

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Exelon Generation Co. LLC
6.200% due 10/01/2017	$590	$592

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	25	26

Nevada Power Co.
6.650% due 04/01/2036	75	75

NRG Energy, Inc.
7.375% due 02/01/2016	100	100

PSEG Energy Holdings LLC
8.500% due 06/15/2011	50	53

Qwest Corp.
7.875% due 09/01/2011	100	105

Reliant Energy, Inc.
6.750% due 12/15/2014	100	101
7.875% due 06/15/2017	25	25

Tenaska Alabama Partners LP
7.000% due 06/30/2021	47	48

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	20	21

		2,196

Total Corporate Bonds & Notes (Cost $16,757)		16,722

CONVERTIBLE BONDS & NOTES 0.1%
Chesapeake Energy Corp.
2.500% due 05/15/2037	50	51

Citigroup, Inc.
3.350% due 10/01/2012	25	25

Total Convertible Bonds & Notes (Cost $76)		76

U.S. GOVERNMENT AGENCIES 62.9%
Fannie Mae
3.770% due 04/25/2023	22	22
4.042% due 08/01/2033 (f)	361	359
4.140% due 03/25/2022	34	35
4.190% due 09/25/2022	18	18
4.240% due 01/25/2022 - 03/01/2034	234	238
4.291% due 12/01/2033 (f)	281	282
4.509% due 11/01/2033	205	206
4.605% due 09/01/2035	101	100
4.777% due 09/25/2022	19	19
4.948% due 07/01/2018	14	14
5.000% due 01/01/2016	161	159
5.177% due 10/25/2008	34	34
5.250% due 09/01/2016 - 09/01/2017	45	45
5.375% due 11/01/2016 - 01/01/2018	19	19
5.439% due 03/01/2016	11	11
5.455% due 01/01/2018	12	12
5.474% due 09/01/2017 - 03/01/2033	161	161
5.500% due 08/01/2018 - 11/01/2037	11,587	11,348
5.500% due 04/01/2037 - 09/01/2037 (f)	18,732	18,351
5.533% due 11/01/2020	89	89
5.540% due 04/01/2017	9	9
5.543% due 07/01/2017 - 12/01/2027	340	342
5.556% due 11/25/2021	23	23
5.572% due 03/01/2020	14	14
5.606% due 07/25/2021	46	47
5.724% due 08/01/2017	35	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 06/01/2017 - 07/01/2017	$47	$48
5.799% due 07/01/2017	11	11
5.827% due 10/25/2008	30	30
5.851% due 11/01/2018	4	4
5.856% due 08/25/2022	17	18
5.896% due 09/01/2017	20	20
5.899% due 01/01/2019	13	13
5.956% due 05/25/2022	20	20
5.971% due 01/01/2027	18	18
5.974% due 08/01/2017	21	21
5.976% due 10/25/2008	19	19
6.000% due 09/01/2036 (f)	19,625	19,661
6.006% due 05/25/2018 - 10/25/2020	73	74
6.014% due 04/18/2028 - 09/18/2031	38	38
6.056% due 04/25/2021 - 10/25/2021	154	158
6.095% due 05/01/2019	17	17
6.105% due 11/01/2020	17	17
6.152% due 12/01/2027	8	8
6.206% due 10/01/2044	32	33
6.221% due 02/01/2028	5	5
6.257% due 01/01/2028	5	5
6.267% due 05/01/2028	21	21
6.356% due 01/25/2024	50	52
6.456% due 11/25/2021	79	80
6.500% due 06/25/2028 - 03/25/2031	376	380
6.500% due 11/18/2029 (f)	500	521
6.650% due 02/25/2022	17	17
6.900% due 05/25/2023	266	278
6.978% due 02/01/2032	105	108
7.000% due 07/25/2022 - 06/25/2032	576	597
7.500% due 07/25/2022 - 10/25/2022	125	131
8.000% due 04/25/2021 - 07/25/2022	194	202

Freddie Mac
4.000% due 02/15/2017	245	241
4.960% due 08/01/2017	15	16
5.022% due 11/01/2017	56	57
5.346% due 02/01/2015	91	92
5.531% due 08/25/2036	75	75
5.549% due 06/01/2019	50	51
5.625% due 08/01/2018	28	28
5.750% due 01/01/2020	39	39
5.770% due 02/01/2018	61	61
5.864% due 05/01/2019	13	13
6.000% due 03/15/2017	13	13
6.500% due 11/15/2021 - 03/15/2024	555	574
6.750% due 01/15/2024	68	71
7.000% due 10/15/2013 - 08/15/2023	725	744
7.500% due 09/01/2011 (f)	138	142
8.500% due 06/15/2031	577	661
9.000% due 09/15/2020	248	270
9.500% due 03/15/2020	45	45

Vendee Mortgage Trust
6.500% due 09/15/2024	356	372

Total U.S. Government Agencies (Cost $57,967)		58,182

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
4.625% due 02/29/2012	1,000	1,018

Total U.S. Treasury Obligations (Cost $997)		1,018

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.7%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	$426	$424
5.634% due 07/10/2046	500	504

Banc of America Funding Corp.
4.112% due 05/25/2035	119	116
5.723% due 06/20/2035	236	236

Banc of America Mortgage Securities, Inc.
4.146% due 07/25/2034	185	182
4.708% due 04/25/2035	290	288
5.531% due 03/25/2034	222	221
5.581% due 01/25/2034	94	94

Bear Stearns Adjustable Rate Mortgage Trust
4.650% due 01/25/2035	180	178

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	313	315
7.000% due 05/20/2030	396	435

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	500	491

Countrywide Alternative Loan Trust
6.293% due 07/20/2035	261	257

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	226	224
5.361% due 05/25/2035	138	134
5.401% due 03/25/2035	309	308
5.451% due 03/25/2035	353	346

CS First Boston Mortgage Securities Corp.
5.164% due 03/25/2034	320	318

Downey Savings & Loan Association Mortgage Loan Trust
5.902% due 11/19/2044	242	238
7.286% due 07/19/2044	138	140

First Horizon Asset Securities, Inc.
5.631% due 03/25/2018	234	233

First Republic Mortgage Loan Trust
6.002% due 11/15/2030	141	140

Greenpoint Mortgage Funding Trust
5.391% due 10/25/2045	79	78

GSR Mortgage Loan Trust
4.540% due 09/25/2035	222	219
5.251% due 11/25/2035	509	488
6.710% due 04/25/2032	91	91

Harborview Mortgage Loan Trust
5.812% due 08/19/2045	72	71

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	494
5.430% due 02/15/2040	500	494

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	600	589

MASTR Alternative Loans Trust
7.000% due 06/25/2034	155	157

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	221	221

Mellon Residential Funding Corp.
6.122% due 09/15/2030	268	268

Merrill Lynch Mortgage Investors, Inc.
6.424% due 09/25/2033	136	138

MLCC Mortgage Investors, Inc.
5.471% due 04/25/2028	154	150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.328% due 11/12/2041	$580	$572
5.374% due 11/14/2042	500	494

Provident Funding Mortgage Loan Trust
4.042% due 04/25/2034	262	259

Sequoia Mortgage Trust
5.846% due 07/20/2033	171	169
5.876% due 10/20/2027	60	60
5.876% due 04/20/2033	226	224
5.896% due 10/20/2027	331	331
5.946% due 12/20/2032	287	287

Structured Asset Mortgage Investments, Inc.
5.361% due 07/25/2036	145	141
5.842% due 05/19/2035	295	295

Thornburg Mortgage Securities Trust
5.401% due 03/25/2044	292	287
5.501% due 09/25/2044	228	228

Washington Mutual, Inc.
3.798% due 06/25/2034	55	54
4.326% due 06/25/2033	298	294
5.421% due 12/25/2045	238	233
5.671% due 12/25/2027	266	266
5.962% due 10/25/2044	280	278
6.002% due 11/25/2034	280	276
6.183% due 11/25/2042	26	26

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	181	179
4.224% due 09/25/2034	184	183
4.361% due 09/25/2034	289	286
4.498% due 01/25/2035	300	298
4.538% due 02/25/2035	449	444

Total Mortgage-Backed Securities (Cost $15,394)		15,444

ASSET-BACKED SECURITIES 7.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	269	269

Ameriquest Mortgage Securities, Inc.
8.656% due 11/25/2032	291	99
9.008% due 02/25/2033	200	97

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	69	67

Bear Stearns Asset-Backed Securities, Inc.
5.331% due 09/25/2034 (f)	384	383
5.461% due 10/25/2032 (f)	140	137
5.461% due 01/25/2036 (f)	823	811
5.531% due 10/27/2032	90	89
5.621% due 06/25/2036	400	392
6.502% due 10/25/2037	217	216

Countrywide Asset-Backed Certificates
5.221% due 04/25/2036	56	56

Green Tree Financial Corp.
6.870% due 01/15/2029	570	589

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,495

Home Equity Mortgage Trust
5.191% due 08/25/2036	78	78

Irwin Home Equity Corp.
5.671% due 07/25/2032	12	12

Morgan Stanley ABS Capital I
5.211% due 01/25/2036	350	349

Renaissance Home Equity Loan Trust
5.631% due 12/25/2033 (f)	309	300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SBI HELOC Trust
5.301% due 08/25/2036 (f)		$252	$240

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,246	1,231

TABS Ltd.
7.206% due 02/12/2047		280	34

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		122	122

Total Asset-Backed Securities (Cost $7,003)			7,066

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Japanese Government CPI Linked Bond
1.188% due 02/28/2016	JPY	9,366	81

Royal Bank of Scotland Group PLC
8.162% due 10/29/2049 (a)	GBP	800	1,697

Total Foreign Currency-Denominated Issues (Cost $1,692)			1,778

SHORT-TERM INSTRUMENTS 53.9%

COMMERCIAL PAPER 45.0%
Barclays U.S. Funding Corp.
5.100% due 01/25/2008		$900	885

DnB NORBank ASA
5.080% due 01/04/2008		1,400	1,381

Freddie Mac
4.000% due 10/01/2007		32,100	32,100
4.057% due 10/01/2007		1,800	1,800

Intesa Funding LLC
5.180% due 10/01/2007		1,800	1,800

Rabobank USA Financial Corp.
5.000% due 10/01/2007		1,800	1,800

UBS Finance Delaware LLC
4.750% due 10/01/2007		1,800	1,800

			41,566

REPURCHASE AGREEMENTS 8.2%
State Street Bank and Trust Co.
4.400% due 10/01/2007		7,625	7,625

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $196; U.S. Treasury Bills 4.625% 02/29/2008 valued at $653. Repurchase proceeds at $825.)

U.S. TREASURY BILLS 0.7%
3.917% due 12/13/2007 (c)(d)		630	623

Total Short-Term Instruments (Cost $49,817)			49,814

Total Investments (e) 162.3% (Cost $149,703)			$150,100

Written Options (h) (0.0%) (Premiums $1)			(1)

Other Assets and Liabilities (Net) (62.3%)			(57,644)

Net Assets 100.0%			$92,455

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments  Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $115 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $19,510 at a weighted average interest rate of 5.31%. On September 30, 2007, securities valued at $40,876 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ARAMARK Corp. 8.500 due 02/01/2015	Sell	1.300%		09/20/2008	$50	$1
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	50	(1)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	2,500	762
Barclays Bank PLC	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	1.250%		09/20/2008	25	0
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.250%		09/20/2008	50	1
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	50	(2)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	50	(1)
Credit Suisse First Boston	Nalco Co. 7.750% due 11/15/2011	Sell	0.820%		09/20/2008	75	0
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	3.060%		09/20/2012	50	3
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	2,500	(739)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%		09/20/2008	100	1
Lehman Brothers, Inc.	HCA, Inc. 7.858% due 11/16/2012	Sell	1.250%		09/20/2008	100	0
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.400%		09/20/2008	50	0
Lehman Brothers, Inc.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	0.950%		09/20/2008	25	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	2,500	(23)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	25	0
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.520%		09/20/2008	25	0
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%		06/20/2012	50	(3)
Morgan Stanley	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	1,000	(6)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	50	(2)
Royal Bank of Scotland Group PLC	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	1.500%		09/20/2008	50	1

							$(8)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$1,000	$1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	33,800	(15)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	200	0

						$(14)

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	99.000%	12/20/2007	$50	$0	$1
Call - OTC Dow Jones CDX N.A. HY8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	91.000%	12/20/2007	50	1	0

							$1	$1

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	10/01/2037	$20,000	$20,044	$20,028

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	GBP	801	11/2007	$0	$(16)	$(16)
Sell	JPY	10,000	10/2007	0	(4)	(4)

				$0	$(20)	$(20)

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$48,000	$48,006

Idearc, Inc.
7.200% due 11/17/2014	36,820	36,314

SLM Corp.
6.000% due 06/30/2008	21,200	21,130

Total Bank Loan Obligations (Cost $103,577)		105,450

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 17.6%
American Express Bank FSB
5.556% due 10/20/2009	23,800	23,682

American Express Centurion Bank
5.819% due 05/07/2008	21,000	20,967

American Express Credit Corp.
5.880% due 11/09/2009	32,600	32,443

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,657

ANZ National International Ltd.
5.396% due 08/07/2009	5,700	5,682

Bank of America Corp.
5.208% due 09/25/2009	61,900	61,717
5.370% due 11/06/2009	3,200	3,188

Bank of America N.A.
5.704% due 06/12/2009	12,000	11,969

Bank of Ireland
5.608% due 12/19/2008	4,100	4,098

Bear Stearns Cos., Inc.
5.288% due 03/30/2009	20,800	20,604
5.590% due 08/21/2009	9,200	8,980
5.630% due 05/18/2010	64,800	63,278
5.800% due 01/09/2008	1,300	1,298

Calabash Re II Ltd.
14.094% due 01/08/2010	6,500	6,724
15.294% due 01/08/2010	8,750	9,325
16.594% due 01/08/2010	4,500	4,696

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,796

CIT Group, Inc.
5.640% due 08/17/2009	27,200	25,989
5.704% due 05/23/2008	9,200	9,046
5.748% due 12/19/2008	31,200	30,216

Citigroup Funding, Inc.
5.136% due 04/23/2009	36,020	35,986
5.200% due 06/26/2009	14,400	14,386
5.714% due 12/08/2008	23,100	23,110

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,498
5.228% due 12/28/2009	22,100	22,026
5.409% due 05/02/2008	33,000	33,010
5.416% due 11/01/2007	3,600	3,600

Credit Agricole S.A.
5.505% due 05/28/2009	17,600	17,619
5.555% due 05/28/2010	24,400	24,434

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,913

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	6,889

Ford Motor Credit Co.
5.800% due 01/12/2009	11,200	10,821
7.250% due 10/25/2011	500	469
7.375% due 10/28/2009	13,000	12,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.400% due 01/05/2009	$24,400	$24,337
5.420% due 10/06/2010	12,200	12,061
5.430% due 01/20/2010	39,800	39,627
5.661% due 03/04/2008	2,400	2,399
5.696% due 01/15/2008	22,700	22,706
5.734% due 03/16/2009	10,000	9,985
5.734% due 03/12/2010	35,400	35,236

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,645
7.430% due 12/01/2021	110	111

GMAC LLC
6.000% due 12/15/2011	3,500	3,233

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	20,800	20,724
5.300% due 12/22/2008	36,400	36,300
5.300% due 06/23/2009	14,200	14,158
5.460% due 07/29/2008	21,600	21,574
5.470% due 11/10/2008	31,800	31,744
5.485% due 10/05/2007	3,000	3,000
5.690% due 07/23/2009	600	600

HSBC Bank USA N.A.
5.864% due 06/10/2009	9,200	9,160

HSBC Capital Funding LP
9.547% due 12/29/2049	20,046	22,411

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	1,046

HSBC Finance Corp.
5.400% due 10/04/2007	48,200	48,200
5.824% due 09/15/2008	16,600	16,594
8.000% due 07/15/2010	12,000	12,886

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	31,939

John Deere Capital Corp.
4.500% due 08/25/2008	900	894

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	29,970	29,764
5.450% due 04/03/2009	10,900	10,732
5.600% due 08/21/2009	43,100	42,085
5.630% due 11/10/2009	15,000	14,646
5.645% due 05/25/2010	1,400	1,366

Longpoint Re Ltd.
10.944% due 05/08/2010	8,500	8,715

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,432
5.560% due 07/25/2011	32,700	32,181
5.665% due 08/14/2009	23,000	22,853
5.701% due 12/04/2009	21,000	20,848

Morgan Stanley
5.189% due 11/21/2008	16,460	16,383
5.450% due 01/15/2010	30,900	30,523
5.470% due 02/09/2009	30,000	29,830
5.485% due 01/18/2008	14,500	14,489

Mystic Re Ltd.
11.841% due 12/05/2008	26,900	27,274
15.541% due 06/07/2011	8,500	8,832

National Australia Bank Ltd.
5.765% due 09/11/2009	23,500	23,559

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,117

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,535

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	6,400	6,417

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,887

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.681% due 03/03/2009	$22,000	$21,973
5.784% due 09/12/2008	10,000	9,999

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	2,800	2,897

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,068
9.118% due 03/31/2049	37,207	39,862

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	200
5.679% due 11/20/2008	4,700	4,694

SLM Corp.
5.500% due 07/27/2009	16,200	15,579

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,301

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,500	20,321

Wachovia Bank N.A.
5.250% due 03/23/2009	17,850	17,829
5.330% due 10/03/2008	21,300	21,264

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,894
5.671% due 12/01/2009	25,600	25,543

Westpac Banking Corp.
5.758% due 06/06/2008	13,300	13,290

		1,701,621

INDUSTRIALS 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,658

Cisco Systems, Inc.
5.575% due 02/20/2009	2,400	2,396

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.810% due 08/03/2009	23,000	22,820
6.053% due 03/13/2009	28,600	28,422

El Paso Corp.
7.625% due 09/01/2008	1,075	1,092

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,654

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,327

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,661

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,815

Time Warner, Inc.
5.730% due 11/13/2009	17,400	17,204

Transocean, Inc.
5.869% due 09/05/2008	23,000	22,964

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	47,000	47,026

		188,118

UTILITIES 1.4%
AT&T, Inc.
5.460% due 02/05/2010	11,700	11,665

BellSouth Corp.
5.658% due 08/15/2008	38,950	38,921

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	4,839

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southern California Edison Co.
5.459% due 02/02/2009	$20,470	$20,431
5.778% due 12/13/2007	1,200	1,201

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	23,876

Telefonica Emisones SAU
5.888% due 06/19/2009	33,000	32,978

		133,911

Total Corporate Bonds & Notes (Cost $2,035,740)		2,023,650

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	28,000	27,632

Total Commodity Index-Linked Notes (Cost $28,000)		27,632

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
0.950% due 03/25/2009 (b)	364	2
4.000% due 05/01/2011	237	231
4.250% due 05/25/2033	10,191	9,887
4.279% due 04/01/2034	3,132	3,127
4.338% due 03/01/2035	8,911	9,084
4.500% due 06/01/2011 - 08/01/2035	5,037	4,985
4.517% due 09/01/2035	12,981	12,927
4.651% due 07/01/2035	13,236	13,129
4.658% due 07/01/2035	15,185	15,022
4.666% due 05/01/2035	11,202	11,094
4.678% due 01/01/2035	17,412	17,222
4.714% due 03/01/2035	2,009	2,027
4.745% due 03/01/2035	20,770	20,474
4.922% due 10/01/2035	8,316	8,263
5.000% due 12/01/2013 - 10/01/2037	1,250,121	1,228,578
5.029% due 06/01/2035	4,440	4,402
5.191% due 12/25/2036	11,863	11,758
5.474% due 09/01/2032	2,367	2,383
5.481% due 03/25/2044	991	983
5.500% due 10/01/2008 - 10/01/2037	311,669	306,999
5.530% due 06/01/2017	20	20
5.531% due 05/25/2031 - 06/25/2032	3,346	3,335
5.540% due 08/01/2017	7	7
5.543% due 07/01/2018 - 02/01/2028	152	153
5.544% due 12/01/2017	29	28
5.621% due 04/01/2018	1,117	1,128
5.623% due 11/01/2017	42	42
5.731% due 05/25/2030	796	798
5.756% due 04/25/2022	18	18
5.781% due 05/25/2030	796	796
6.000% due 03/01/2009 - 10/01/2037	85,450	86,522
6.205% due 07/01/2042 - 07/01/2044	18,942	19,024
6.250% due 01/01/2021	36	35
6.255% due 09/01/2041	25,052	25,034
6.269% due 08/01/2029	1,032	1,059
6.273% due 07/25/2017	564	573
6.405% due 10/01/2030 - 11/01/2039	2,269	2,278
6.500% due 03/25/2009 (b)	85	3
6.500% due 07/01/2031 - 12/25/2042	128,233	131,400
6.573% due 11/01/2017	68	68
6.670% due 11/01/2018	5	5
6.744% due 07/01/2017	60	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.000% due 01/01/2008 - 01/01/2032	$2,471	$2,482
7.175% due 06/01/2022	8	8
7.184% due 11/01/2027	123	123
7.200% due 01/01/2024	11	11
7.271% due 04/01/2024	239	242
7.280% due 01/01/2024	316	320
7.411% due 02/01/2028	335	337
7.446% due 07/01/2023	93	94
7.500% due 02/01/2013	4	4
7.552% due 10/01/2024	252	255
8.000% due 02/01/2030 - 11/01/2031	3,574	3,768
8.500% due 02/01/2017 - 04/01/2025	165	177
8.800% due 01/25/2019	108	117
9.000% due 03/25/2021 - 01/01/2025	386	424
9.250% due 10/25/2018	7	7
9.500% due 03/25/2020 - 11/01/2025	850	937
10.000% due 10/01/2009 - 05/01/2022	53	55
10.500% due 07/01/2014 - 07/01/2021	4	4
11.000% due 11/01/2020	5	5
11.250% due 10/01/2015	8	8
11.500% due 11/01/2019 - 02/01/2020	7	7
11.750% due 02/01/2016	10	12
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	2	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	3
16.000% due 09/01/2012 - 12/01/2012	2	2

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,103	5,154

Freddie Mac
3.000% due 02/15/2023	890	887
4.000% due 09/15/2015	231	228
4.000% due 01/15/2024 (b)	4,100	523
4.457% due 03/01/2035	6,280	6,093
4.500% due 02/15/2015 - 06/01/2018	54,674	54,071
4.601% due 04/01/2035	13,511	13,089
4.630% due 04/01/2035	10,219	9,951
4.705% due 06/01/2035	57,718	57,121
4.710% due 08/01/2035	96,459	95,378
4.729% due 03/01/2035	10,912	10,737
4.770% due 08/01/2035	23,542	23,638
4.883% due 04/01/2035	2,751	2,698
4.910% due 07/01/2035	25,238	25,089
4.960% due 03/01/2035	2,596	2,557
5.000% due 04/01/2013 - 07/15/2024	80,055	80,000
5.063% due 04/01/2035	4,952	4,928
5.391% due 08/25/2031	5,009	5,033
5.411% due 09/25/2031	8,562	8,564
5.500% due 02/15/2014 - 07/15/2034	26,515	26,598
5.719% due 08/15/2032	907	903
5.902% due 07/15/2019 - 10/15/2020	340,322	339,309
5.982% due 02/15/2019	118,826	118,520
6.000% due 03/01/2011 - 08/01/2037	57,584	57,873
6.052% due 05/15/2036	17,811	17,831
6.102% due 12/15/2030	15,476	15,491
6.152% due 06/15/2018	5,104	5,115
6.202% due 11/15/2030	12	12
6.405% due 07/25/2044	986	985

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.484% due 02/01/2020	$341	$344
6.500% due 01/01/2017 - 07/25/2043	67,348	69,334
6.700% due 10/15/2020	67	67
6.750% due 03/15/2021	38	38
7.000% due 01/01/2030 - 04/01/2032	86	89
7.124% due 10/01/2027	35	36
7.149% due 11/01/2022	290	295
7.156% due 07/01/2018	58	59
7.238% due 06/01/2024	77	79
7.240% due 01/01/2024	199	202
7.250% due 02/01/2023	1	1
7.294% due 12/01/2022	54	55
7.302% due 09/01/2023	27	27
7.335% due 03/01/2024	1	1
7.393% due 11/01/2023	47	47
7.396% due 10/01/2023	135	136
7.485% due 01/01/2024	130	132
7.500% due 07/15/2030	672	674
8.000% due 01/01/2012 - 12/01/2024	445	466
8.500% due 06/01/2009 - 11/01/2025	929	997
9.000% due 12/15/2020 - 08/01/2022	355	369
9.500% due 03/01/2010 - 09/01/2021	120	127
9.750% due 11/01/2008	13	13
10.000% due 03/01/2016 - 05/15/2020	56	60
10.500% due 10/01/2010 - 02/01/2016	2	2
10.750% due 09/01/2009 - 08/01/2011	12	12
11.500% due 10/01/2015 - 01/01/2016	3	3
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	53	53
5.500% due 07/20/2030	24	24
5.750% due 08/20/2022 - 07/20/2027	4,661	4,705
6.000% due 01/15/2029 - 06/15/2037	7,504	7,564
6.125% due 10/20/2023 - 12/20/2027	3,411	3,442
6.302% due 12/16/2025	171	172
6.375% due 04/20/2016 - 05/20/2030	7,784	7,868
6.500% due 03/20/2019 - 05/15/2034	341	345
7.000% due 03/15/2011 - 10/15/2011	18	19
7.500% due 03/15/2022 - 09/15/2031	295	309
8.000% due 05/15/2016 - 06/20/2031	2,642	2,794
8.500% due 12/15/2021 - 08/15/2030	72	78
9.000% due 03/15/2017 - 11/15/2030	288	313
9.500% due 10/15/2016 - 06/15/2025	27	30
9.750% due 08/15/2017	21	24
10.000% due 10/15/2013 - 11/15/2020	6	7
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	4	5
11.750% due 08/15/2013	4	4

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
12.000% due 06/20/2015	$1	$1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	5
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/10/2010	164	170

Vendee Mortgage Trust
6.500% due 05/15/2029	44,507	46,441

Total U.S. Government Agencies (Cost $3,131,194)		3,100,804

U.S. TREASURY OBLIGATIONS 2.1%
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011	204,781	206,173

Total U.S. Treasury Obligations (Cost $206,707)		206,173

MORTGAGE-BACKED SECURITIES 17.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	54,788	53,451
4.390% due 02/25/2045	15,992	15,809
4.440% due 02/25/2045	53,342	51,580

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	10,405	10,401

Banc of America Funding Corp.
4.112% due 05/25/2035	269,992	265,113

Banc of America Mortgage Securities, Inc.
4.341% due 05/25/2033	659	661
6.500% due 10/25/2031	8,995	9,109

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	60,004	58,910
4.750% due 10/25/2035	175,662	173,275
4.779% due 01/25/2034	16,814	16,964
5.035% due 04/25/2033	10,532	10,483
5.302% due 02/25/2033	2,748	2,796
5.435% due 04/25/2033	25,742	25,649
5.605% due 02/25/2033	2,211	2,203
6.282% due 11/25/2030	169	169

Bear Stearns Alt-A Trust
5.234% due 03/25/2035	33,503	33,799
5.374% due 05/25/2035	35,466	35,538
5.507% due 09/25/2035	8,390	8,381

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	35,735	35,598

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	19,122	19,046
5.700% due 01/25/2037	2,313	2,297

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	14,086	13,630
5.411% due 02/25/2037	14,554	14,135
6.500% due 06/25/2033	3,034	3,044

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	32,842	32,517
4.796% due 11/25/2034	18,127	17,921
5.250% due 02/20/2036	30,846	30,957
5.421% due 04/25/2035	5,316	5,212

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	15,943	15,905
5.953% due 03/25/2032	3,910	3,899
6.890% due 06/25/2032	127	127

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.211% due 03/25/2037	12,410	12,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$82	$87

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	187	193

Drexel Burnham Lambert CMO Trust
5.878% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.731% due 06/25/2034	20,843	20,685

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	10,583	10,509

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	21,264	21,127
5.211% due 01/25/2047	21,035	20,555

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11,137	11,038

GSR Mortgage Loan Trust
4.540% due 09/25/2035	101,326	100,359
4.551% due 09/25/2035	14,254	14,176
6.000% due 03/25/2032	1,290	1,275

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	15,180	15,102

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	11,662	11,650

Imperial Savings Association
7.093% due 02/25/2018	67	67

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	13,042	12,972

JPMorgan Mortgage Trust
5.023% due 02/25/2035	24,757	23,996

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	20,448	20,442

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	5,047	5,045

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	28,989	28,511

MASTR Asset Securitization Trust
5.500% due 09/25/2033	26,551	25,865

Mellon Residential Funding Corp.
5.851% due 06/15/2030	23,713	23,396

Merrill Lynch Mortgage Investors, Inc.
3.880% due 05/25/2033	24,254	24,276
4.487% due 02/25/2035	33,679	33,287
5.341% due 02/25/2036	16,148	16,019

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	15,990	15,570
5.381% due 11/25/2035	3,664	3,640

Morgan Stanley Capital I
5.812% due 10/15/2020	10,040	9,996

Nationslink Funding Corp.
6.170% due 11/10/2030	178	178

Prime Mortgage Trust
5.531% due 02/25/2019	1,553	1,552
5.531% due 02/25/2034	7,455	7,368

Prudential-Bache CMO Trust
8.400% due 03/20/2021	241	240

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,126	2,100

Resecuritization Mortgage Trust
5.379% due 04/26/2021	37	37

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	22	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sears Mortgage Securities
12.000% due 02/25/2014	$9	$9

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	7,522	7,322
5.752% due 07/19/2035	7,909	7,682
5.832% due 09/19/2032	7,911	7,902
9.482% due 06/25/2029	677	729

Structured Asset Securities Corp.
6.150% due 07/25/2032	231	230
7.188% due 01/25/2032	173	173

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	18,050	17,835

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	35,436	35,409
5.842% due 09/15/2021	17,325	17,262

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	246	246
6.940% due 02/25/2033	461	461

Washington Mutual, Inc.
4.229% due 03/25/2034	6,717	6,677
5.421% due 10/25/2045	7,217	7,060
5.441% due 01/25/2045	514	505
5.527% due 02/27/2034	12,704	12,640
5.713% due 01/25/2047	11,163	11,037
5.793% due 12/25/2046	51,374	50,546
6.183% due 11/25/2042	3,458	3,471
6.383% due 06/25/2042	6,611	6,511
6.383% due 08/25/2042	4,473	4,495
6.483% due 09/25/2046	19,012	18,895

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	34,882	34,483
5.386% due 08/25/2035	8,550	8,404

Total Mortgage-Backed Securities (Cost $1,731,636)		1,722,306

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
5.181% due 12/25/2036	7,081	7,033

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	744	723

Argent Securities, Inc.
5.181% due 09/25/2036	8,077	8,038

Asset-Backed Funding Certificates
5.191% due 01/25/2037	12,636	12,567

Asset-Backed Securities Corp. Home Equity
6.272% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 10/25/2036	8,802	8,760
5.331% due 09/25/2034	2,446	2,441
5.581% due 03/25/2043	6,482	6,436
6.502% due 10/25/2037	36,769	36,643

Carrington Mortgage Loan Trust
5.825% due 10/25/2035	26,246	25,833

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 11/25/2031	1,778	1,769

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	1,526	1,492

Community Program Loan Trust
4.500% due 10/01/2018	4,872	4,826

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	13,584	13,509
5.181% due 12/25/2046	6,942	6,912
5.181% due 03/25/2047	17,192	17,098

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.221% due 12/25/2037	$3,929	$3,906

Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	10,955	10,699

First Franklin Mortgage Loan Asset-Backed Certificates
5.181% due 11/25/2036	42,242	41,640
5.181% due 12/25/2036	4,122	4,093

Fremont Home Loan Trust
5.191% due 01/25/2037	12,255	12,123
5.231% due 05/25/2036	17,018	16,912

GSAMP Trust
5.201% due 12/25/2036	20,021	19,797

HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	19,217	18,763
5.846% due 09/20/2033	7,990	7,885

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	10,967	10,868

Indymac Residential Asset-Backed Trust
5.191% due 04/25/2037	12,323	12,238

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	8,714	8,653

Lehman XS Trust
5.201% due 05/25/2046	6,627	6,612

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046	6,415	6,398
5.411% due 10/25/2034	630	615

MASTR Asset-Backed Securities Trust
5.171% due 08/25/2036	11,749	11,664

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	24,200	24,212

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	8,275	8,217
5.171% due 01/25/2037	16,739	16,607
5.181% due 10/25/2036	7,614	7,570

Nelnet Student Loan Trust
5.182% due 09/25/2012	7,026	7,033

Option One Mortgage Loan Trust
5.181% due 01/25/2037	19,342	19,246

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	192	191

Residential Asset Securities Corp.
5.171% due 08/25/2036	9,975	9,947
5.201% due 11/25/2036	20,089	19,935
5.591% due 06/25/2031	4	4

Securitized Asset-Backed Receivables LLC Trust
5.191% due 12/25/2036	28,380	28,160

Specialty Underwriting & Residential Finance
5.191% due 01/25/2038	10,671	10,601

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	860
5.181% due 10/25/2036	20,065	19,865
5.421% due 01/25/2033	754	729

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	12,835	12,761
5.251% due 12/25/2035	15,424	15,324

WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	265	264

Total Asset-Backed Securities (Cost $552,456)		548,479

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.775% due 11/22/2012	2,200	2,191

Total Sovereign Issues (Cost $2,200)		2,191

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	$11,236

Total Foreign Currency-Denominated Issues (Cost $10,928)			11,236

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.448% due 12/31/2049		10,229	109,898

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,311

Total Preferred Stocks (Cost $113,682)			111,209

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.4%

CERTIFICATES OF DEPOSIT 2.6%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$13,900	13,906

Bank of Ireland
5.400% due 01/15/2010		5,000	5,007

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,713

Dexia S.A.
5.270% due 09/29/2008		21,800	21,807

Fortis Bank NY
5.265% due 04/28/2008		7,400	7,403
5.265% due 06/30/2008		15,400	15,406

HSBC Bank USA N.A.
5.426% due 07/28/2008		22,400	22,432

Nordea Bank Finland PLC
5.308% due 05/28/2008		16,800	16,799
5.308% due 04/09/2009		42,600	42,543

Skandinav Enskilda BK
5.700% due 02/04/2008		61,200	61,198

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		11,000	10,986

			255,200

COMMERCIAL PAPER 11.9%
ANZ National International Ltd.
5.085% due 01/02/2008		50,700	50,010

Bank of America Corp.
4.950% due 01/24/2008		10,400	10,227
5.015% due 12/19/2007		50,800	50,210

Bank of Ireland
5.285% due 11/09/2007		50,000	49,714

Barclays U.S. Funding Corp.
5.100% due 01/25/2008		121,600	119,562
5.375% due 12/18/2007		27,500	27,185

Dexia Delaware LLC
5.220% due 10/12/2007		10,000	9,984

Freddie Mac
4.000% due 10/01/2007		471,800	471,800
5.145% due 11/05/2007		10,500	10,453

General Electric Capital Corp.
5.250% due 10/16/2007		67,000	66,854

HBOS Treasury Services PLC
5.245% due 10/23/2007		300	299
5.250% due 10/11/2007		4,600	4,593

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ING U.S. Funding LLC
5.230% due 11/05/2007	$2,500	$2,487

Rabobank USA Financial Corp.
4.925% due 10/19/2007	21,800	21,746
5.115% due 10/19/2007	38,400	38,302

Royal Bank of Scotland Group PLC
5.000% due 11/19/2007	4,500	4,469

Societe Generale NY
5.240% due 10/17/2007	900	898
5.240% due 10/23/2007	4,000	3,987

Svenska Handelsbanken AB
5.235% due 10/18/2007	6,000	5,985
5.240% due 10/22/2007	38,400	38,283
5.255% due 11/05/2007	50,000	49,745

Swedbank AB
5.235% due 10/19/2007	70,600	70,415

UBS Finance Delaware LLC
4.850% due 10/22/2007	1,800	1,795
4.875% due 11/07/2007	4,600	4,577
5.240% due 10/22/2007	3,700	3,689

Unicredito Italiano SpA
5.125% due 01/22/2008	20,000	19,673

Westpac Banking Corp.
5.165% due 10/15/2007	15,000	14,970

		1,151,912

REPURCHASE AGREEMENTS 4.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	7,818	7,818
(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $7,979. Repurchase proceeds are $7,821.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	1,600	1,600
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $1,636. Repurchase proceeds are $1,601.)

UBS Securities LLC
3.800% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2011 - 02/15/2012 valued at $203,859. Repurchase proceeds are $200,063.)
3.900% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2010 - 08/15/2017 valued at $203,803. Repurchase proceeds are $200,065.)

		409,418

U.S. TREASURY BILLS 0.7%
3.835% due 11/29/2007 - 12/13/2007 (c)(e)(g)	64,970	64,285

Total Short-Term Instruments (Cost $1,881,058)		1,880,815

PURCHASED OPTIONS (i) 0.3%
(Cost $19,372)		33,336

Total Investments (f) 100.8% (Cost $9,816,550)		$9,773,281

Written Options (j) (0.2%) (Premiums $17,949)		(23,644)

Other Assets and Liabilities (Net) (0.6%)		(57,625)

Net Assets 100.0%		$9,692,012

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Low Duration Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $7,919 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $161,491 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,739 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	17,505	$30,321
90-Day Eurodollar June Futures	Long	06/2008	20,318	20,680
90-Day Eurodollar June Futures	Long	06/2009	45	92
90-Day Eurodollar March Futures	Long	03/2008	10,801	7,332
90-Day Eurodollar March Futures	Long	03/2009	5,651	1,100
90-Day Eurodollar September Futures	Long	09/2008	11,940	26,427
90-Day Euroyen December Futures	Long	12/2007	1,779	349
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	5,862	(903)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	295	310
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	871	1,548
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	6,358	3,373
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	485	745
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,261	613
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1,210	1,704
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	4,375	4,833

				$98,524

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	$84,200	$135
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	8,000	8
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	43,300	(58)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	43,300	(144)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	1,300	89
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	2,000	24
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	13,000	167
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	3,500	59
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.810%	09/20/2012	10,000	175
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	25,000	448
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%	06/20/2012	38,800	(367)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	9,000	(77)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	10,400	(78)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	2,800	11
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	2,800	47
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	1,800	33
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	2,800	41
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	2,200	139
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	5,500	(21)
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	22,600	45
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	4,500	(5)

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Sell Protection (1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	$4,300	$(17)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	4,300	3
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	6,000	(3)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	43,300	(226)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	7,500	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.950%	09/20/2012	10,000	24
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	1,000	67
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	7,500	(16)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.370%	09/20/2012	10,000	22
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	2,000	31
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	8,300	455
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	5,000	85
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	68
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	(13)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	5
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	(5)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	5,500	20
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	1,900	8
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	3,900	53
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	1,700	27
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	2,000	124
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	184
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	20,000	(22)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	6,000	(10)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	(24)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	3,000	42
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	4,700	78
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	1,800	32
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	3,600	(11)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	43,300	(159)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	6,000	(21)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	23

						$1,500

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BR	L 49,200	$(77)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	(28)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	239
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	209
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(27)

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		EUR23,900	$442
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		53,300	390
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(86)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(51)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(199)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(214)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(50)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(55)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	206
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	184
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	39
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(43)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	97
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	1,532
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		17,300	446
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		2,200	(163)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,551)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	16
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(146)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	11
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$3,300	(147)

							$(2,032)

(i)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$647,000	$3,065	$5,711
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	3,704
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	91,800	326	811
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	8,656
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	903,500	5,211	7,132
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	330,000	949	3,754
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	74,000	648	995

							$17,023	$30,763

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$28,000	$1,174	$1,284
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	1,289

					$2,349	$2,573

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	1,682	$750	$631
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	1,086	296	237

				$1,046	$868

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$281,000	$3,091	$4,528
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	204,000	2,489	2,635
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	39,900	339	643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	370,000	4,440	6,077
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	148,600	1,980	1,919
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	246,000	3,026	3,452
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	110,000	927	2,625
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	32,000	611	897

							$16,903	$22,776

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2022	$435,000	$426,689	$426,368
Fannie Mae	5.500%	10/01/2037	24,000	23,527	23,509
Freddie Mac	6.000%	10/01/2037	40,000	40,078	40,043
U.S. Treasury Notes	4.625%	02/15/2017	35,200	35,257	35,705

				$525,551	$525,625

(2) Market value includes $332 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	46,664	10/2007	$2,567	$0	$2,567
Sell		495	10/2007	0	(33)	(33)
Buy	BRL	271,091	10/2007	13,817	0	13,817
Sell		271,091	10/2007	0	(5,853)	(5,853)
Buy		271,091	11/2007	5,775	0	5,775
Buy		181,937	03/2008	10,823	0	10,823
Buy	CAD	43,703	11/2007	845	0	845
Buy	CLP	2,743,870	03/2008	156	0	156
Buy	CNY	167,993	11/2007	276	0	276
Sell		167,993	11/2007	2	(131)	(129)
Buy		101,102	01/2008	10	(1)	9
Sell		101,102	01/2008	0	(107)	(107)
Buy	EUR	137,287	10/2007	8,797	0	8,797
Sell	GBP	41,600	11/2007	0	(1,330)	(1,330)
Buy	INR	583,559	10/2007	455	0	455
Sell		583,559	10/2007	0	(594)	(594)
Buy		882,114	05/2008	1,074	0	1,074
Buy	JPY	9,082,278	10/2007	1,474	0	1,474
Sell		11,151,411	10/2007	263	(3)	260
Buy	KRW	18,846,625	01/2008	0	(26)	(26)
Buy		20,762,592	05/2008	342	0	342
Buy		14,204,295	08/2008	254	0	254
Buy	MXN	410,463	03/2008	203	(251)	(48)
Buy		65,132	07/2008	25	0	25
Buy	MYR	55,663	05/2008	39	(67)	(28)
Buy	NZD	5,569	10/2007	355	0	355
Buy	PHP	161,107	05/2008	50	0	50
Buy	PLN	17,703	03/2008	574	0	574
Buy		90,015	07/2008	1,025	0	1,025
Buy	RUB	344,278	11/2007	741	0	741
Buy		996,132	12/2007	1,916	0	1,916
Buy		904,784	01/2008	1,055	0	1,055
Buy		299,278	07/2008	136	0	136
Sell		149,639	07/2008	0	(102)	(102)
Buy	SEK	55,848	12/2007	574	0	574
Buy	SGD	59,002	10/2007	1,075	0	1,075
Sell		56,882	10/2007	0	(794)	(794)
Buy		12,750	02/2008	103	0	103
Buy		62,055	05/2008	871	0	871
Buy	ZAR	1,509	07/2008	9	0	9

				$55,681	$(9,292)	$46,389

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$60,500	$60,507

Ford Motor Co.
8.700% due 12/15/2013	4,975	4,837

Georgia-Pacific Corp.
6.948% due 12/20/2012	1,123	1,102
7.264% due 12/20/2012	1,333	1,309
7.474% due 12/20/2012	11,333	11,123

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	8,820
13.375% due 08/01/2008	3,000	2,940

SLM Corp.
6.000% due 06/30/2008	16,000	15,947

Tribune Co.
7.860% due 05/30/2009	10,000	9,825

Total Bank Loan Obligations (Cost $114,015)		116,410

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.0%
Allstate Life Global Funding Trusts CPI Linked Bond
3.740% due 03/01/2010	9,708	9,250

American Express Bank FSB
6.000% due 09/13/2017	25,600	25,518

American Express Centurion Bank
6.000% due 09/13/2017	26,600	26,515

Barclays Bank PLC
5.450% due 09/12/2012	70,800	71,291
7.434% due 09/29/2049	8,700	9,262

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	40,470	42,238

C10 Capital SPV Ltd.
6.722% due 12/31/2049	6,000	5,773

Calabash Re II Ltd.
14.094% due 01/08/2010	5,700	5,896
15.294% due 01/08/2010	2,500	2,664
16.594% due 01/08/2010	2,500	2,609

Capital One Financial Corp.
6.750% due 09/15/2017	28,000	28,722

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,517

Citigroup Funding, Inc.
5.136% due 04/23/2009	6,300	6,294

Citigroup, Inc.
5.400% due 01/30/2009	9,600	9,596
5.409% due 05/02/2008	14,100	14,104

Danske Bank A/S
5.914% due 12/29/2049	7,000	6,734

East Lane Re Ltd.
12.356% due 05/06/2011	4,400	4,422

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,223

Foundation Re I Ltd.
9.620% due 11/24/2008	3,000	2,922

Foundation Re II Ltd.
12.270% due 11/26/2010	10,300	10,573

General Electric Capital Corp.
5.460% due 07/28/2008	3,500	3,499
5.744% due 12/12/2008	12,700	12,679

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (b)	6,800	6,849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Finance Corp. CPI Linked Bond
3.700% due 02/10/2009	$2,000	$1,935

Kamp Re 2005 Ltd.
5.900% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	3,900	3,921
7.000% due 09/27/2027	4,500	4,620

Longpoint Re Ltd.
10.944% due 05/08/2010	11,200	11,483

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (m)	28,400	28,396

Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	26,900	27,806

Mystic Re Ltd.
11.841% due 12/05/2008	6,900	6,996
14.541% due 12/05/2008	3,300	3,363

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,723

Parametric Re Ltd.
7.421% due 11/19/2007	11,500	11,553
9.661% due 05/19/2008	1,500	1,504

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,822

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	9,000	9,024

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,347

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,309

Redwood Capital IX Ltd.
7.760% due 01/09/2008	2,300	2,306
13.110% due 01/09/2008	2,200	2,213

Residential Reinsurance 2007 Ltd.
12.871% due 06/07/2010	5,200	5,327
15.871% due 06/07/2010	23,500	24,313

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	2,000	2,143

Shackleton Re Ltd.
13.358% due 02/07/2008	5,500	5,550

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,939

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,015

Ventas Realty LP
8.750% due 05/01/2009	2,000	2,075

Vita Capital II Ltd.
6.260% due 01/01/2010	3,500	3,479
6.760% due 01/01/2010	5,000	5,004

Vita Capital III Ltd.
6.480% due 01/01/2012	7,900	7,854

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	20,100	19,924

Wachovia Bank N.A.
5.691% due 12/02/2010	30,500	30,342

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	13,810

		688,249

INDUSTRIALS 1.2%
Albertson’s, Inc.
6.950% due 08/01/2009	1,000	1,015

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	$4,000	$4,005

C8 Capital SPV Ltd.
6.640% due 12/29/2049	7,100	6,925

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,071

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,528
7.875% due 12/15/2007	8,200	8,231

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,133
6.375% due 10/01/2011	2,000	2,015

General Electric Co.
5.764% due 12/09/2008	6,000	6,012

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,322

Kraft Foods, Inc.
6.000% due 02/11/2013	13,200	13,604

Mandalay Resort Group
9.500% due 08/01/2008	3,700	3,802

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,301
8.625% due 02/01/2022	6,900	8,545
9.500% due 09/15/2027	14,850	20,218

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,000

		143,727

UTILITIES 1.0%
BellSouth Corp.
4.240% due 04/26/2021	8,700	8,651

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,109

CMS Energy Corp.
7.750% due 08/01/2010	7,845	8,246
9.875% due 10/15/2007	4,185	4,195

Embarq Corp.
7.082% due 06/01/2016	4,600	4,776

Enel Finance International S.A.
5.700% due 01/15/2013	60,100	60,634

Midwest Generation LLC
8.300% due 07/02/2009	10,119	10,296

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,919

		113,826

Total Corporate Bonds & Notes (Cost $937,381)		945,802

CONVERTIBLE BONDS 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	44,475	45,642

Total Convertible Bonds (Cost $45,041)		45,642

MUNICIPAL BONDS & NOTES 0.3%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,140	3,149

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	2,500	2,537

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	$8,125	$8,410

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.003% due 12/15/2013	1,570	1,577

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	46,600	4,593

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	763
6.125% due 06/01/2032	740	747

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	405	425

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,300	6,202

Total Municipal Bonds & Notes (Cost $25,648)		28,403

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
5.445% due 07/07/2008	61,000	60,199

Total Commodity Index-Linked Notes (Cost $61,000)		60,199

U.S. GOVERNMENT AGENCIES 61.0%
Fannie Mae
4.293% due 08/01/2035	406	411
4.579% due 07/01/2035	588	599
4.643% due 04/01/2035	1,163	1,164
4.666% due 05/01/2035	1,553	1,538
4.842% due 06/01/2033	337	341
5.000% due 06/25/2027 - 07/01/2037	78,691	75,424
5.000% due 08/01/2035 - 03/01/2036 (h)	15,666	14,971
5.261% due 03/25/2036	3,686	3,672
5.500% due 02/01/2033 - 10/01/2037	6,036,377	5,913,169
5.500% due 01/01/2035 - 04/01/2037 (h)	59,774	58,637
6.000% due 07/01/2036 - 10/01/2037	548,884	549,665
6.000% due 08/01/2036 - 03/01/2037 (h)	44,751	44,832
6.205% due 09/01/2044	3,167	3,197
6.206% due 10/01/2044	3,377	3,407
7.187% due 10/01/2031	562	568

Federal Housing Administration
7.430% due 12/01/2020	70	71

Freddie Mac
5.000% due 01/15/2024 - 09/01/2037	26,718	25,715
5.300% due 01/09/2012	30,000	30,280
5.411% due 09/25/2031	1,854	1,854
5.500% due 05/15/2016	10,917	11,009
6.000% due 09/01/2035 - 07/01/2037	143,002	143,211
6.102% due 12/15/2030	6,690	6,696
6.205% due 10/25/2044	10,063	10,036
6.500% due 01/25/2028	70	72
7.000% due 10/15/2030	311	310

Ginnie Mae
5.500% due 12/15/2036 - 10/01/2037	126,809	125,069

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 05/15/2028 - 04/15/2031	$1,198	$1,229

Total U.S. Government Agencies (Cost $7,007,925)		7,027,147

U.S. TREASURY OBLIGATIONS 107.8%
Treasury Inflation Protected Securities (d)
0.875% due 04/15/2010	1,392,722	1,346,916
1.625% due 01/15/2015	346,467	331,580
1.875% due 07/15/2013	853,968	840,626
1.875% due 07/15/2015	618,338	602,155
2.000% due 04/15/2012	117,487	116,670
2.000% due 01/15/2014	1,252,796	1,235,180
2.000% due 07/15/2014	406,667	401,297
2.000% due 01/15/2026	612,276	584,916
2.375% due 01/15/2017	6,714	6,764
2.375% due 01/15/2025	1,279,186	1,290,879
2.375% due 01/15/2027	363,750	368,297
2.500% due 07/15/2016	304,997	310,763
3.000% due 07/15/2012	1,259,866	1,311,639
3.375% due 01/15/2012	67,390	70,886
3.375% due 04/15/2032	27,108	33,119
3.500% due 01/15/2011	409,533	427,515
3.625% due 04/15/2028	963,005	1,173,362
3.875% due 01/15/2009	401,655	410,002
3.875% due 04/15/2029	667,294	847,568
4.250% due 01/15/2010	664,606	696,227

U.S. Treasury Bonds
5.375% due 02/15/2031	700	743

Total U.S. Treasury Obligations (Cost $12,267,654)		12,407,104

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Funding Corp.
4.614% due 02/20/2036	44,550	44,144

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	43,902	43,204
4.550% due 08/25/2035	24,185	24,126
4.613% due 01/25/2034	3,983	4,026
4.779% due 01/25/2034	2,269	2,289
4.879% due 01/25/2035	8,932	8,833
6.282% due 11/25/2030	423	422

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,449	2,386
4.248% due 08/25/2035	10,366	10,126
4.748% due 08/25/2035	12,376	12,256
4.900% due 12/25/2035	2,628	2,618

Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035	12,502	12,246

GSR Mortgage Loan Trust
4.540% due 09/25/2035	33,308	32,990

Harborview Mortgage Loan Trust
5.742% due 03/19/2037	2,012	1,978
5.836% due 06/20/2035	1,196	1,173

Mellon Residential Funding Corp.
5.787% due 12/15/2030	683	677
5.986% due 10/20/2029	381	382

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,051	3,034

Washington Mutual, Inc.
4.229% due 03/25/2034	806	801
5.391% due 11/25/2045	7,698	7,578
5.527% due 02/27/2034	3,411	3,393

Total Mortgage-Backed Securities (Cost $217,973)		218,682

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities, Inc.
5.461% due 01/25/2036		$1,618	$1,596
5.581% due 03/25/2043		187	186

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034		162	158

First USA Credit Card Master Trust
5.774% due 04/18/2011		2,000	2,001

GSAMP Trust
5.251% due 12/25/2035		1,737	1,734

GSR Mortgage Loan Trust
5.231% due 11/25/2030		703	696

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036		1,147	1,145

IXIS Real Estate Capital Trust
5.191% due 08/25/2036		3,323	3,316

Lehman XS Trust
5.211% due 07/25/2046		6,872	6,847
5.221% due 05/25/2046		1,493	1,487

Long Beach Mortgage Loan Trust
5.191% due 05/25/2046		2,715	2,712
5.221% due 01/25/2046		2,066	2,060

MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036		599	598

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037		7,910	7,867
5.191% due 04/25/2037		750	748
5.211% due 01/25/2037		454	454

Morgan Stanley ABS Capital I
5.201% due 03/25/2036		4,066	4,051

Nelnet Student Loan Trust
5.220% due 12/22/2014		1,372	1,371

New Century Home Equity Loan Trust
5.201% due 08/25/2036		6,498	6,474

Residential Asset Securities Corp.
5.201% due 04/25/2036		575	574
5.201% due 07/25/2036		7,904	7,878
5.211% due 01/25/2036		1,085	1,085
5.221% due 01/25/2036		260	260

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035		60	60

SACO I, Inc.
5.191% due 05/25/2036		3,338	3,244

SLM Student Loan Trust
5.360% due 01/25/2018		1,158	1,159
5.370% due 01/26/2015		378	378

Soundview Home Equity Loan Trust
5.191% due 12/25/2036		1,048	1,041

Specialty Underwriting & Residential Finance
5.211% due 12/25/2036		4,071	4,046

Total Asset-Backed Securities (Cost $65,548)			65,226

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
6.750% due 09/27/2034		9,500	10,355

Total Sovereign Issues (Cost $10,284)			10,355

FOREIGN CURRENCY-DENOMINATED ISSUES 6.4%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,756

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  Real Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Canadian Government Bond
3.000% due 12/01/2036 (d)	CAD	21,004	$25,294
4.250% due 12/01/2021		2,698	3,420

France Government Bond (d)
1.600% due 07/25/2011	EUR	6,419	8,980
1.600% due 07/25/2015		3,191	4,390
3.150% due 07/25/2032		6,819	11,377

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,905
5.500% due 09/15/2066	GBP	12,450	23,831
5.500% due 09/15/2067	EUR	500	695
6.500% due 09/15/2067	GBP	30,600	62,319

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (d)	EUR	2,172	3,099
4.250% due 08/01/2014		1,700	2,413

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	2,995,980	25,320
1.100% due 12/10/2016		10,628,020	91,539
1.200% due 06/10/2017		32,109,750	277,489

Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	209

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,077

Pylon Ltd.
6.224% due 12/18/2008	EUR	21,850	31,361
8.624% due 12/18/2008		40,700	58,939

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (b)		5,000	7,350

Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	2,141
4.000% due 12/01/2008		37,000	6,994

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	$291
2.500% due 05/20/2009		12,200	65,501

Total Foreign Currency- Denominated Issues (Cost $691,949)			734,690

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,839

Total Preferred Stocks (Cost $2,903)			2,839

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.9%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$96,900	96,939

Nordea Bank Finland PLC
5.282% due 12/01/2008		5,500	5,492

Societe Generale NY
5.269% due 06/30/2008		1,500	1,501

			103,932

COMMERCIAL PAPER 1.6%
Freddie Mac
4.000% due 10/01/2007		183,500	183,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$1,283	$1,283

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $1,145 and Freddie Mac 5.200% due 03/05/2019 valued at $166. Repurchase proceeds are $1,283.)

U.S. TREASURY BILLS 0.8%
3.815% due 11/29/2007 - 12/13/2007 (c)(e)(f)(i)	94,765	93,776

Total Short-Term Instruments (Cost $382,701)		382,491

PURCHASED OPTIONS (k) 0.3%
(Cost $23,792)		30,186

Total Investments (g) 191.8% (Cost $21,853,814)		$22,075,176

Written Options (l) (0.3%) (Premiums $31,031)		(32,460)

Other Assets and Liabilities (Net) (91.5%)		(10,530,323)

Net Assets 100.0%		$11,512,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $27,218 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $11,129 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $271,809 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007, was $108,852 at a weighted average interest rate of 5.49%. On September 30, 2007 securities valued at $112,708 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $46,025 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	3,660	$2,678
90-Day Euribor June Futures	Long	06/2009	190	216
90-Day Euribor March Futures	Long	03/2009	159	186
90-Day Euribor September Futures	Short	09/2008	627	163
90-Day Eurodollar December Futures	Long	12/2007	354	70
90-Day Eurodollar December Futures	Long	12/2008	1,521	453
90-Day Eurodollar June Futures	Short	06/2008	1,308	(1,666)
90-Day Eurodollar June Futures	Long	06/2009	2,142	1,463
90-Day Eurodollar March Futures	Short	03/2008	3,734	(1,478)
90-Day Eurodollar March Futures	Long	03/2009	2,495	1,852
90-Day Eurodollar September Futures	Short	09/2008	2,592	(2,720)
90-Day Eurodollar September Futures	Long	09/2009	1,410	380
Canada Government 10-Year Bond December Futures	Long	12/2007	22	20
Euro-Bund 10-Year Bond December Futures	Short	12/2007	834	(410)
Euro-Bund December Futures Call Options Strike @ EUR 125.000	Long	12/2007	31	0
Euro-Schatz December Futures	Long	12/2007	227	(19)

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Schatz December Futures Put Options Strike @ EUR 100.900	Long	12/2007	227	$0
Japan Government 10-Year Bond December Futures	Short	12/2007	132	696
U.S. Treasury 2-Year Note December Futures	Long	12/2007	275	56
U.S. Treasury 5-Year Note December Futures	Short	12/2007	6,394	689
U.S. Treasury 10-Year Note December Futures	Short	12/2007	1,941	(154)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	11,400	(214)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	688	106
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	978
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	362	13
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(397)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	405	15
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3,153	639

				$3,615

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	$88,650	$(739)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	13,000	(23)
Bank of America	Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	6,400	(129)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.100%		09/20/2012	15,000	955
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	1,200	132
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	7,000	918
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	(13)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	(16)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	4
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	6
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	17,900	(24)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	36
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	11,600	(229)
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	26,400	(75)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	2,500	(7)
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	3,200	(29)
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	7,000	103
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	47,010	(348)
Bear Stearns & Co., Inc.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.210%	)	09/20/2012	7,200	(107)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.450%		09/20/2012	1,300	18
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	600	10
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	3,200	43
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	3,200	54
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	5,700	15
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%		06/20/2008	26,100	(8)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.107%		06/20/2012	29,400	446
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	4,900	97
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	5,800	(44)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	5,000	53
Citibank N.A.	RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%		09/20/2012	100	2

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	$4,400	$10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	219
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	3,200	(16)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	3,100	(10)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%		06/20/2012	9,000	(25)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	3,700	(7)
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	9,600	129
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	2,900	(36)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	(17)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	(5)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	19,000	(27)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	41
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	2,200	(42)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%		12/20/2012	1,100	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(5.200%	)	09/20/2008	6,200	(133)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	6
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.380%		09/20/2012	2,000	22
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	11,300	(104)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	9,300	1,024
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	14,000	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	18,000	(11)
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY8 Index	Sell	2.497%		06/20/2012	10,330	327
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	8,600	(65)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	800	(10)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	3,600	(4)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%		09/20/2012	3,100	231
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.450%		09/20/2012	3,100	236
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	8,700	(51)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	0.250%		12/20/2007	1,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	24,800	(499)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	22,300	520
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.440%		06/20/2012	15,190	444
Lehman Brothers, Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	8,000	100
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	16
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	56,700	(1,108)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.460%		06/20/2012	12,130	365
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.300%		09/20/2012	18,600	2,042
Merrill Lynch & Co., Inc.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	5,000	69

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	$8,900	$(6)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	5,700	696
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		09/20/2012	1,800	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	8,600	(25)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	2,100	29
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	06/20/2012	8,200	162
Royal Bank of Scotland Group PLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.800%	)	09/20/2012	10,000	(530)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.780%		09/20/2012	2,000	30
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	7,000	(53)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	58
UBS Warburg LLC	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	32,100	(557)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.560%		06/20/2012	1,500	(67)
UBS Warburg LLC	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.200%	)	09/20/2012	10,000	(144)

							$4,214

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	162,100	$(96)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		20,200	25
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	06/15/2009		145,000	(64)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		53,500	(397)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		20,900	182
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(1,510)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		614,500	(102)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	06/15/2017		14,300	101
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(268)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		169,500	(107)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		21,200	35
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(153)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	47,600	(589)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		277,300	(3,183)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(378)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(121)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(383)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		5,200	(62)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(175)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	837
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	174
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(104)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(23)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(76)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		17,000	142
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		500	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,192
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,082
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	438
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(28)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(26)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.098%	09/28/2012		33,000	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	761

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011	EUR	4,800	$73
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(19)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(211)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(46)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	266
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(99)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(363)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	22
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	7,771
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	(43)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	401
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	206
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	56
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(139)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(5,075)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,908)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(1,604)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		30,600	(590)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	2,966
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(439)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,366
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		96,600	115
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	1,391
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	6,956
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(369)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	(323)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		17,000	(121)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(210)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	20,330,000	(2,282)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,920,000	(217)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,290,000	(170)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		33,800,000	340
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	489
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	(9)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,909,100	(2,161)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		291,700	(112)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		632,300	(618)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		271,900	(338)
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	(148)
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	(50)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$13,000	(79)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(1,093)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		238,350	3,160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		277,800	8,545
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		9,500	(58)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	819
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		116,600	(4,841)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	133
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,900	(51)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		210,600	2,960
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		468,700	13,884
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		37,000	(1,114)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(3,753)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(5,926)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		106,900	4,116
Goldman Sach s & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		126,700	1,677
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		264,300	1,217
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		28,700	830
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		98,800	(4,253)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,200	(217)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		14,600	966
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		170,900	5,339
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		206,300	(8,523)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	16,087
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,100	(1,531)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,411)

							$27,245

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(k)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	4,942	$93	$77
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	1,684	32	26
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	2,773	53	43
Call - CBOT U.S. Treasury 30-Year Bond December Futures	136.000	11/20/2007	5,046	95	79
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	1,654	30	26
Call - CBOT U.S. Treasury 30-Year Note December Futures	138.000	11/20/2007	2,859	54	45

				$357	$296

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,270	$4,610
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.017%	03/31/2008	87,900	524	217
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	589	1,028

							$4,383	$5,855

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$182,600	$4,807	$1,087
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		182,600	4,807	11,292
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	1,781	4,705
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	519
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	4,285
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		55,100	2,903	2,147

						$18,982	$24,035

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010	$90.500	12/27/2007	$300,000	$70	$0

(l)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	704	$362	$264
Call - CBOT U.S. Treasury 10-Year Note December Futures	112.000	11/20/2007	297	78	78
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	297	55	55

				$495	$397

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$27,300	$1,317	$1,581
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	27,300	996	871
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	34,300	1,434	1,986
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	34,300	1,448	1,095
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	58,800	2,062	3,405
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	58,800	2,889	1,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	254,000	3,124	3,564
Put - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.357%	03/31/2008	175,800	513	207
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	822
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	194,000	5,568	5,680
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	6,882	6,851

							$26,809	$27,939

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$31,000	$152	$190
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	31,000	152	30
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	37,300	59	82
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	37,300	59	41
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	13,000	70	13
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	13,000	60	80

							$552	$436

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008	$54,400	$681	$324
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008	54,400	2,494	3,364

					$3,175	$3,688

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$28,117	$28,396	0.25%

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037		$69,000	$65,960	$65,819
Fannie Mae	5.500%	11/01/2037		3,475,300	3,403,266	3,401,992
Freddie Mac	5.000%	10/01/2037		21,800	20,883	20,795
Freddie Mac	6.000%	10/01/2037		143,000	144,117	143,156
Ginnie Mae	5.500%	10/01/2037		127,000	125,532	125,234
Republic of Germany	5.625%	01/04/2028	EUR	8,400	13,079	14,054
Treasury Inflation Protected Securities	2.000%	01/15/2016		$28,401	27,767	27,928
Treasury Inflation Protected Securities	2.375%	04/15/2011		122,408	123,132	123,311
Treasury Inflation Protected Securities	2.625%	07/15/2017		54,094	55,480	56,170
Treasury Inflation Protected Securities	3.625%	01/15/2008		2,446	2,449	2,468
U.S. Treasury Bonds	4.750%	08/15/2017		101,500	103,045	103,794
U.S. Treasury Bonds	4.750%	02/15/2037		49,600	49,988	49,327
U.S. Treasury Bonds	5.375%	02/15/2031		700	740	750
U.S. Treasury Notes	3.125%	09/15/2008		177,200	175,482	176,221
U.S. Treasury Notes	3.375%	02/15/2008		147,500	147,073	147,957
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,870	21,281
U.S. Treasury Notes	4.125%	08/31/2012		123,600	123,054	123,795
U.S. Treasury Notes	4.250%	08/15/2014		3,700	3,668	3,702
U.S. Treasury Notes	4.500%	02/15/2016		108,600	109,033	109,487
U.S. Treasury Notes	4.625%	11/15/2016		125,000	127,994	128,011
U.S. Treasury Notes	4.750%	05/15/2014		201,500	206,380	210,102
U.S. Treasury Notes	4.875%	08/15/2016		123,550	128,064	127,483
U.S. Treasury Notes	5.125%	05/15/2016		71,300	74,559	75,863

					$5,251,615	$5,258,700

(3) Market value includes $14,557 of interest payable on short sales.

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(o)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	338	10/2007	$0	$(8)	$(8)
Buy	BRL	261,343	10/2007	4,186	0	4,186
Sell		261,343	10/2007	0	(5,199)	(5,199)
Buy		149,049	11/2007	3,104	0	3,104
Buy		217,373	03/2008	3,723	0	3,723
Sell	CAD	27,482	11/2007	0	(532)	(532)
Sell	CHF	10,851	12/2007	0	(330)	(330)
Buy	CNY	842,319	01/2008	1,089	0	1,089
Sell		842,319	01/2008	2	(216)	(214)
Buy		942,305	03/2008	578	0	578
Sell		942,305	03/2008	0	(592)	(592)
Sell	EUR	125,750	10/2007	0	(7,730)	(7,730)
Sell	GBP	92,570	11/2007	0	(3,200)	(3,200)
Sell	JPY	54,717,827	10/2007	870	(2,341)	(1,471)
Buy	KRW	2,142,640	01/2008	2	(2)	0
Buy		35,331,252	05/2008	962	0	962
Buy	MXN	1,309,150	03/2008	18	(1,486)	(1,468)
Buy		1,675,331	07/2008	200	(29)	171
Buy	MYR	50,575	05/2008	0	(17)	(17)
Sell	NZD	9,977	10/2007	0	(113)	(113)
Buy	PLN	130,931	07/2008	2,338	0	2,338
Buy	RUB	40,606	12/2007	76	0	76
Buy		1,373,311	01/2008	1,266	0	1,266
Buy		17,945	07/2008	6	0	6
Buy	SEK	379	12/2007	4	0	4
Sell		55,272	12/2007	0	(568)	(568)
Buy	SGD	66,992	10/2007	941	0	941
Sell		66,467	10/2007	0	(928)	(928)
Buy		3,032	02/2008	25	0	25
Buy		65,676	05/2008	912	0	912

				$20,302	$(23,291)	$(2,989)

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments   Short-Term Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$15,900	$15,902

HCA, Inc.
7.448% due 11/16/2013	2,488	2,444

Kinder Morgan, Inc.
7.070% due 05/24/2014	8,591	8,441
7.240% due 05/24/2014	136	134

MGM Mirage
6.495% due 10/03/2011	2,700	2,611
6.505% due 10/03/2011	3,600	3,481
8.375% due 10/03/2011	2,700	2,612

SLM Corp.
6.000% due 06/30/2008	24,000	23,921

Total Bank Loan Obligations (Cost $59,126)		59,546

CORPORATE BONDS & NOTES 25.7%

BANKING & FINANCE 16.3%
American Express Bank FSB
5.196% due 06/22/2009	3,000	2,989
5.826% due 06/12/2009	12,700	12,649

American Express Credit Corp.
5.780% due 03/02/2009	900	898

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,098

American International Group, Inc.
5.210% due 06/23/2008	6,300	6,302
5.400% due 01/29/2010	26,800	26,946

Bank of America N.A.
5.704% due 06/12/2009	12,700	12,668

Bank of Ireland
5.608% due 12/19/2008	12,800	12,794
5.696% due 12/18/2009	5,200	5,186

Bank of Scotland PLC
5.995% due 11/22/2012	2,000	2,004

Bear Stearns Cos., Inc.
5.584% due 02/23/2010	17,200	16,817
5.630% due 07/16/2009	12,300	12,201
6.950% due 08/10/2012	10,000	10,437

Calabash Re II Ltd.
16.594% due 01/08/2010	2,300	2,400

CIT Group, Inc.
5.510% due 01/30/2009	19,100	18,429
5.734% due 11/23/2007	75	75

Citigroup, Inc.
5.240% due 12/26/2008	9,700	9,697
5.400% due 01/30/2009	21,000	20,991
5.409% due 05/02/2008	5,300	5,302

Credit Agricole S.A.
5.505% due 05/28/2009	14,300	14,315

Danske Bank A/S
5.466% due 08/19/2008	19,200	19,202

East Lane Re Ltd.
12.356% due 05/06/2011	1,700	1,708

Ford Motor Credit Co.
5.625% due 10/01/2008	3,200	3,127
7.250% due 10/25/2011	3,050	2,861
7.800% due 06/01/2012	250	238

General Electric Capital Corp.
5.420% due 10/06/2010	13,800	13,643
5.440% due 05/10/2010	16,500	16,420
5.628% due 08/15/2011	1,300	1,285
5.794% due 06/15/2009	2,000	1,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Motors Acceptance Corp.
6.360% due 09/23/2008	$2,600	$2,562

Glitnir Banki HF
5.620% due 04/20/2010	6,000	5,887

GMAC LLC
4.375% due 12/10/2007	1,000	995
6.808% due 05/15/2009	5,900	5,685

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	900	897
5.300% due 12/22/2008	5,200	5,186
5.300% due 06/23/2009	41,910	41,785
5.498% due 06/28/2010	5,260	5,244
5.690% due 07/23/2009	1,000	1,000

HSBC Finance Corp.
5.420% due 10/21/2009	5,000	4,973
5.784% due 03/12/2010	3,200	3,178
5.809% due 12/05/2008	1,600	1,598
5.810% due 11/16/2009	4,000	4,023
5.824% due 09/15/2008	10,280	10,277

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,008

John Deere Capital Corp.
5.382% due 09/25/2008	14,100	14,100

JPMorgan Chase & Co.
5.869% due 05/07/2010	19,100	19,072

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	700	692
5.420% due 12/23/2010	9,700	9,388

Longpoint Re Ltd.
10.944% due 05/08/2010	3,300	3,383

MBNA Corp.
5.790% due 05/05/2008	6,320	6,339

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,659
6.050% due 08/15/2012	20,800	21,349

Metropolitan Life Global Funding I
5.560% due 05/17/2010	19,100	18,954

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,005

Morgan Stanley
5.410% due 05/07/2009	9,700	9,626
5.470% due 02/09/2009	12,100	12,031

Mystic Re Ltd.
15.541% due 06/07/2011	700	727

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.765% due 09/11/2009	8,900	8,922

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,707
5.380% due 01/15/2009	14,800	14,811

Redwood Capital IX Ltd.
11.610% due 01/09/2008	2,000	2,010

Residential Reinsurance 2007 Ltd.
15.871% due 06/07/2010	4,300	4,449

Rockies Express Pipeline LLC
6.448% due 08/20/2009	20,900	20,895

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,099

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,000	5,996
5.420% due 02/06/2009	19,200	19,165

SLM Corp.
5.440% due 01/25/2008	2,000	1,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	$13,570	$13,579

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,047
8.750% due 05/01/2009	3,000	3,112

Vita Capital III Ltd.
6.460% due 01/01/2011	2,200	2,191

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	17,200	17,049

Wachovia Bank N.A.
5.250% due 03/23/2009	3,300	3,296
5.330% due 10/03/2008	10,400	10,382
5.494% due 02/23/2009	7,900	7,891

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,010

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002

		646,910

INDUSTRIALS 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,132

Amgen, Inc.
5.585% due 11/28/2008	30,300	30,338

Comcast Corp.
5.660% due 07/14/2009	2,100	2,090

CSC Holdings, Inc.
7.250% due 07/15/2008	2,800	2,814

CVS Caremark Corp.
5.921% due 06/01/2010	7,800	7,779

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	3,800	3,776

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,541

EchoStar DBS Corp.
5.750% due 10/01/2008	6,700	6,717
6.375% due 10/01/2011	5,800	5,843

El Paso Corp.
6.500% due 06/01/2008	3,000	3,014

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,259

Equistar Chemicals LP
8.750% due 02/15/2009	8,200	8,518
10.125% due 09/01/2008	1,428	1,482

Forest Oil Corp.
8.000% due 06/15/2008	4,900	4,974

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,525	1,590

General Mills, Inc.
5.490% due 01/22/2010	8,000	7,979

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,717

Honeywell International, Inc.
5.410% due 07/27/2009	20,600	20,616

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,470

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,963

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,515

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,046

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Reynolds American, Inc.
6.394% due 06/15/2011	$9,600	$9,608

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,202

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,890

Service Corp. International
6.500% due 03/15/2008	8,975	8,995

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,740
6.700% due 10/01/2007	4,136	4,136

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,290

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,638

Transocean, Inc.
5.869% due 09/05/2008	4,500	4,493

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,959

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	6,500	6,504

Weyerhaeuser Co.
6.210% due 09/24/2009	10,300	10,324

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,070

Xerox Corp.
6.396% due 12/18/2009	2,000	2,010
9.750% due 01/15/2009	6,415	6,740

		216,772

UTILITIES 4.0%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,865
5.785% due 11/14/2008	2,000	2,002

BellSouth Corp.
4.240% due 04/26/2021	9,300	9,247
5.658% due 08/15/2008	1,400	1,399

CMS Energy Corp.
9.875% due 10/15/2007	4,100	4,110

Dominion Resources, Inc.
5.660% due 09/28/2007	11,000	11,000

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	20,077

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,548
6.474% due 12/08/2008	9,600	9,637

Florida Power Corp.
5.975% due 11/14/2008	17,400	17,422

Midwest Generation LLC
8.300% due 07/02/2009	7,427	7,556

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,494

Ohio Power Co.
5.540% due 04/05/2010	2,000	1,980

PSEG Energy Holdings LLC
8.625% due 02/15/2008	2,815	2,844

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,417

Qwest Corp.
5.625% due 11/15/2008	5,000	5,019

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sprint Nextel Corp.
5.598% due 06/28/2010	$14,200	$14,204

TXU Corp.
6.375% due 01/01/2008	4,100	4,123

TXU Electric Delivery Co.
6.069% due 09/16/2008	2,300	2,277

TXU Energy Co. LLC
6.194% due 09/16/2008	3,900	3,907

		160,531

Total Corporate Bonds & Notes (Cost $1,025,526)		1,024,213

MUNICIPAL BONDS 0.0%
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	501

Total Municipal Bonds (Cost $483)		501

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	10,000	9,869

Total Commodity Index-Linked Notes (Cost $10,000)		9,869

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
4.500% due 09/25/2025	212	211
4.638% due 09/01/2035	1,093	1,088
4.802% due 11/01/2035	1,669	1,671
4.989% due 06/01/2035	1,051	1,048
5.000% due 01/25/2017 - 10/01/2037	38,899	37,138
5.036% due 01/01/2036	553	565
5.191% due 12/25/2036 - 07/25/2037	6,678	6,604
5.261% due 03/25/2036	1,038	1,034
5.281% due 08/25/2034	1,246	1,238
5.431% due 03/25/2036	4,535	4,494
5.470% due 01/01/2032	1,230	1,265
5.481% due 05/25/2042 - 03/25/2044	2,894	2,877
5.493% due 07/01/2034	52	52
5.500% due 02/01/2014 - 10/01/2037	893,492	876,087
5.530% due 02/01/2018	32	32
5.531% due 06/25/2032 - 09/25/2032	113	112
5.533% due 05/01/2021 - 04/01/2029	300	303
5.543% due 11/01/2025	26	26
5.545% due 05/01/2036	16,270	16,453
5.557% due 05/01/2036	298	302
5.581% due 10/25/2030	27	27
5.628% due 06/01/2034	26	27
5.731% due 10/25/2017	364	368
5.844% due 12/01/2036	209	211
5.893% due 12/01/2036	218	221
6.000% due 08/01/2035 - 10/01/2037	339,647	340,194
6.205% due 06/01/2043 - 07/01/2044	4,772	4,793
6.206% due 10/01/2044	3,474	3,506
6.208% due 03/01/2044	10,655	10,726
6.500% due 10/25/2023 (a)	42	2
6.500% due 11/01/2028 - 10/25/2042	1,156	1,189
6.654% due 07/01/2029	302	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.970% due 08/01/2026	$19	$19
7.000% due 03/01/2013	52	54
7.234% due 08/01/2029	2,095	2,107
7.310% due 12/01/2040	601	608
7.500% due 10/01/2023	37	37
8.928% due 06/25/2032	794	837

Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008	3,135	3,102
4.000% due 01/16/2009 - 04/20/2009	51,300	50,977
4.020% due 06/30/2009	2,000	1,987
4.150% due 01/12/2009	1,950	1,941
4.250% due 09/26/2008	2,600	2,592
4.330% due 03/16/2010	2,500	2,492
4.400% due 02/08/2010	22,340	22,241
4.500% due 06/22/2010	12,400	12,426
5.000% due 07/30/2008	100	100

Federal Housing Administration
6.896% due 07/01/2020	377	378
7.350% due 04/01/2019	172	173
7.430% due 07/01/2021 - 09/01/2022	163	165
7.435% due 02/01/2019	199	201

Freddie Mac
3.000% due 12/15/2021	581	577
4.000% due 04/15/2022 - 11/15/2022	5,476	5,449
4.483% due 08/01/2035	1,113	1,109
4.500% due 12/15/2025 - 08/15/2027	2,041	2,032
5.000% due 01/15/2018 - 03/15/2026	1,298	1,295
5.171% due 12/25/2036	37,564	37,417
5.500% due 05/01/2013 - 05/15/2016	27,394	27,582
5.982% due 02/15/2019	86,550	86,327
6.102% due 06/15/2031	315	314
6.152% due 06/15/2031	455	455
6.202% due 12/15/2031	15	15
6.205% due 10/25/2044 - 02/25/2045	15,112	15,109
6.405% due 07/25/2044	15,201	15,179
6.500% due 08/15/2008 - 07/25/2043	1,326	1,338
6.750% due 08/15/2023	706	721

Ginnie Mae
5.500% due 08/20/2029 - 09/20/2029	3,102	3,132
5.750% due 07/20/2022 - 09/20/2027	708	715
6.000% due 01/15/2032 - 03/20/2032	3,766	3,790
6.125% due 10/20/2017 - 10/20/2027	1,131	1,142
6.250% due 03/20/2029 - 03/20/2030	1,031	1,041
6.252% due 02/16/2030	72	73
6.375% due 05/20/2021 - 05/20/2030	5,577	5,630
6.402% due 02/16/2030	212	214
6.446% due 03/20/2031	1,252	1,264
6.500% due 02/20/2019	25	26
7.500% due 02/20/2030	187	195
8.000% due 12/15/2030 - 03/15/2032	202	215
8.500% due 06/20/2027	190	204

Small Business Administration
7.540% due 08/10/2009	106	109

Total U.S. Government Agencies (Cost $1,637,524)		1,629,276

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,305	$3,225
4.440% due 02/25/2045	98	95
5.000% due 09/25/2035	2,100	2,056
5.281% due 09/25/2035	33	33

Arkle Master Issuer PLC
5.732% due 11/19/2007	5,300	5,299

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	2,065	2,064

Banc of America Funding Corp.
4.614% due 02/20/2036	10,224	10,131
5.191% due 01/25/2037	519	514

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,186	1,197
7.420% due 07/20/2032	262	266

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	13,374	13,197
4.750% due 10/25/2035	27,538	27,274
5.656% due 11/25/2034	19,851	19,821
6.282% due 11/25/2030	423	422

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	2,890	2,864
5.507% due 09/25/2035	7,451	7,443
5.819% due 11/25/2036	5,701	5,704
5.905% due 01/25/2036	6,305	6,337

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,062	1,066

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	8,396	8,364

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	21,155	21,072
5.700% due 01/25/2037	21,255	21,107
5.793% due 12/26/2046	9,038	8,999

CC Mortgage Funding Corp.
5.261% due 05/25/2048	4,994	4,873

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	36	36

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	2,630	2,606

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	502	491
5.311% due 05/25/2047	7,219	6,986
5.411% due 02/25/2037	5,718	5,553
5.576% due 09/20/2046	339	338
5.646% due 05/20/2046	289	287
5.676% due 02/20/2047	9,797	9,562

Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	235	233
5.361% due 05/25/2035	725	706
5.401% due 05/25/2034	73	73
5.451% due 03/25/2035	1,234	1,211
5.471% due 06/25/2035	15,776	15,453
6.834% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	6	6
5.953% due 03/25/2032	86	85

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,758	1,755
5.211% due 02/25/2037	2,602	2,599
5.221% due 08/25/2037	3,245	3,223

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,106	1,080
6.052% due 08/15/2032	8,264	8,244
6.102% due 11/15/2031	540	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	$9,337	$9,277
5.211% due 01/25/2047	7,616	7,442
5.351% due 06/25/2045	984	965
5.361% due 06/25/2045	444	436
5.401% due 11/25/2045	1,141	1,121

Greenwich Capital Acceptance, Inc.
8.110% due 06/25/2024	13	13

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	6,960	6,899
5.898% due 06/06/2020	4	4

GSR Mortgage Loan Trust
4.540% due 09/25/2035	12,850	12,728
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	2,762	2,759

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	2,521	2,459
5.592% due 01/19/2038	59	59
5.722% due 05/19/2035	3,729	3,654
5.742% due 03/19/2037	8,182	8,046

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	4,782	4,777

Indymac ARM Trust
6.605% due 01/25/2032	10	10
6.637% due 01/25/2032	5	5

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	3,014	2,998
5.231% due 01/25/2037	396	396

JPMorgan Mortgage Trust
5.023% due 02/25/2035	2,163	2,096

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	402	401

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,684	1,640

MASTR Seasoned Securities Trust
6.205% due 09/25/2017	681	690

Mellon Residential Funding Corp.
5.787% due 12/15/2030	3,216	3,187
5.986% due 10/20/2029	4,765	4,771

Merrill Lynch Floating Trust
5.822% due 06/15/2022	3,390	3,371

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	8,177	8,112

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	9,178	8,958
5.381% due 11/25/2035	7,501	7,352
6.132% due 03/15/2025	635	609

Morgan Stanley Capital I
5.812% due 10/15/2020	10,542	10,496

RAAC Series 2005-SP1
5.000% due 09/25/2034	790	780

Residential Accredit Loans, Inc.
5.341% due 04/25/2046	508	491
5.431% due 08/25/2035	2,462	2,399
6.343% due 09/25/2045	1,496	1,481

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	270	271

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	26,144	7

Sequoia Mortgage Trust
4.082% due 04/20/2035	1,881	1,859
5.846% due 07/20/2033	5,407	5,356
5.876% due 10/20/2027	2,347	2,342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	$156	$156

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	1,609	1,599
5.261% due 03/25/2037	2,345	2,336
5.351% due 05/25/2036	12,486	12,214
5.361% due 05/25/2045	1,254	1,220
5.752% due 07/19/2035	13,099	12,877
5.832% due 09/19/2032	122	122
5.852% due 03/19/2034	1,214	1,211

Structured Asset Securities Corp.
5.181% due 05/25/2036	898	890
5.241% due 04/25/2036	2,400	2,371
5.322% due 10/25/2035	1,825	1,808
6.063% due 02/25/2032	378	378
6.150% due 07/25/2032	376	375
7.188% due 01/25/2032	14	14

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	36	36
5.241% due 01/25/2037	5,535	5,517

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	9,655	9,540
5.251% due 03/25/2046	3,500	3,478

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	448	450
5.842% due 09/15/2021	20,528	20,454

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	465	463

Washington Mutual, Inc.
4.047% due 09/25/2033	3,912	3,872
5.211% due 06/25/2046	67	67
5.321% due 04/25/2045	55	54
5.401% due 12/25/2045	633	624
5.421% due 10/25/2045	1,095	1,071
5.671% due 12/25/2027	8,523	8,523
5.713% due 01/25/2047	1,116	1,104
5.771% due 12/25/2027	4,143	4,108
5.777% due 07/25/2046	600	600
5.777% due 08/25/2046	15,228	15,218
5.777% due 12/25/2046	2,575	2,579
5.793% due 12/25/2046	3,996	3,931
5.944% due 09/25/2036	142	142
5.983% due 02/25/2046	5,837	5,670
5.983% due 08/25/2046	27,488	26,973
6.183% due 11/25/2042	1,436	1,441
6.383% due 06/25/2042	2,111	2,079
6.383% due 08/25/2042	2,080	2,090
6.483% due 09/25/2046	1,178	1,171
6.483% due 11/25/2046	449	449

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,278	9,126
4.110% due 06/25/2035	676	673

Total Mortgage-Backed Securities (Cost $537,205)		534,292

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	14	14
5.281% due 08/25/2035	164	163

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	1,553	1,544
5.291% due 09/25/2035	34	34

ACE Securities Corp.
5.181% due 06/25/2036	520	518
5.181% due 12/25/2036	1,501	1,491
5.191% due 10/25/2036	276	274
5.201% due 12/25/2035	745	743
5.211% due 02/25/2036	252	252

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 10/25/2036	$642	$639
5.221% due 06/25/2037	2,755	2,743
5.261% due 10/25/2036	2,400	2,373
5.615% due 10/25/2035	11	11

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,300	2,297
5.862% due 09/15/2010	5,000	5,002

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	14	14
5.481% due 10/25/2031	563	558
5.481% due 08/25/2032	126	123

Argent Securities, Inc.
5.171% due 06/25/2036	216	215
5.181% due 10/25/2036	1,007	999
5.191% due 05/25/2036	179	179
5.201% due 04/25/2036	361	360
5.211% due 03/25/2036	625	624

Asset-Backed Funding Certificates
5.191% due 10/25/2036	48	47
5.191% due 11/25/2036	2,115	2,104
5.191% due 01/25/2037	3,947	3,926

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	1,495	1,487
5.191% due 03/25/2036	93	92
5.211% due 05/25/2037	1,792	1,777
5.406% due 09/25/2034	13	12

Bank One Issuance Trust
5.862% due 12/15/2010	2,000	2,001

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	432	431

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	1,450	1,439
5.201% due 12/25/2036	1,529	1,516
5.211% due 12/25/2035	10	10
5.211% due 10/25/2036	605	602
5.221% due 04/25/2036	263	263
5.461% due 10/25/2032	1,601	1,567
5.531% due 10/27/2032	103	102
5.581% due 03/25/2043	1,623	1,611
6.502% due 10/25/2037	5,500	5,481

Brazos Student Finance Corp.
5.430% due 06/01/2023	1,662	1,665

Carmax Auto Owner Trust
5.328% due 06/16/2008	1,028	1,028

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	133	133
5.181% due 01/25/2037	209	208
5.825% due 10/25/2035	2,731	2,688

Centex Home Equity
5.301% due 03/25/2035	20	20

Chase Credit Card Master Trust
5.862% due 02/15/2011	3,700	3,699
5.922% due 09/15/2011	18,800	18,795

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	66	65

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,040
5.530% due 02/07/2010	1,500	1,501

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	1,985	1,970
5.181% due 10/25/2036	845	841
5.181% due 11/25/2036	374	373
5.191% due 01/25/2037	1,370	1,363
5.191% due 05/25/2037	2,775	2,741
5.201% due 01/25/2037	4,216	4,205
5.211% due 12/25/2035	663	662
5.241% due 03/25/2037	995	987

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	$175	$174
5.181% due 03/25/2037	235	234
5.181% due 05/25/2037	12,003	11,929
5.181% due 07/25/2037	3,604	3,582
5.181% due 03/25/2047	1,208	1,202
5.191% due 03/25/2037	372	370
5.191% due 09/25/2046	836	833
5.201% due 06/25/2036	433	432
5.201% due 07/25/2036	152	152
5.201% due 08/25/2036	107	107
5.201% due 09/25/2036	128	128
5.201% due 06/25/2037	2,655	2,634
5.211% due 06/25/2037	3,150	3,125
5.211% due 10/25/2037	1,808	1,794
5.231% due 08/25/2037	11,400	11,203
5.231% due 09/25/2037	1,778	1,766
5.231% due 09/25/2047	2,690	2,672
5.241% due 10/25/2046	225	224
5.261% due 07/25/2036	285	285
5.291% due 02/25/2036	1,007	1,002
5.311% due 09/25/2036	3,200	3,156
5.321% due 06/25/2036	2,100	2,076
5.611% due 12/25/2031	89	88
5.871% due 05/25/2032	185	178

Countrywide Home Equity Loan Trust
5.892% due 01/15/2037	242	239

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	1,585	1,575
5.221% due 12/25/2037	2,464	2,450

Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	40	39

EMC Mortgage Loan Trust
5.501% due 05/25/2040	196	195

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	627	611

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	3,802	3,783
5.171% due 01/25/2038	3,120	3,102
5.181% due 11/25/2036	6,348	6,258
5.181% due 12/25/2036	1,178	1,169
5.201% due 01/25/2036	111	111
5.201% due 12/25/2037	1,742	1,729
5.221% due 01/25/2036	1,730	1,723
5.501% due 12/25/2034	523	518

First USA Credit Card Master Trust
5.774% due 04/18/2011	6,800	6,802

Fremont Home Loan Trust
5.181% due 10/25/2036	2,014	2,001
5.191% due 01/25/2037	2,497	2,470
5.201% due 02/25/2037	789	786

GSAA Trust
5.241% due 06/25/2035	794	794

GSAMP Trust
5.191% due 04/25/2036	60	60
5.201% due 09/25/2036	49	49
5.201% due 10/25/2036	689	664
5.201% due 12/25/2036	3,799	3,756
5.231% due 01/25/2047	3,081	3,061
5.251% due 12/25/2035	233	232
5.421% due 03/25/2034	70	70

Harley-Davidson, Inc.
5.310% due 05/15/2008	619	619

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	152	151

Home Equity Asset Trust
5.191% due 05/25/2037	1,636	1,625
5.211% due 05/25/2036	527	524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$724	$725

HSBC Asset Loan Obligation
5.191% due 12/25/2036	3,129	3,121

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	13,177	13,057
5.191% due 05/25/2037	481	476
5.211% due 12/25/2035	695	693
5.241% due 03/25/2036	6,700	6,624

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	283	283
5.191% due 04/25/2037	3,045	3,024
5.211% due 07/25/2037	1,164	1,154
5.221% due 03/25/2036	1,279	1,276
5.261% due 04/25/2037	1,224	1,217

Irwin Home Equity Corp.
5.671% due 07/25/2032	374	367

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	298	297

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	97	97
5.181% due 07/25/2036	2,383	2,372
5.181% due 08/25/2036	1,516	1,505
5.181% due 10/25/2036	4,136	4,087
5.211% due 03/25/2037	1,682	1,669
5.380% due 04/01/2037	1,180	1,170

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	1,825	1,816

Lehman XS Trust
5.201% due 05/25/2046	1,203	1,200
5.211% due 04/25/2046	147	146
5.211% due 06/25/2046	716	715
5.211% due 08/25/2046	751	745
5.211% due 11/25/2046	2,136	2,094
5.221% due 05/25/2046	88	87
5.251% due 11/25/2036	488	488
5.281% due 04/25/2037	6,249	6,221

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	552	551
5.171% due 11/25/2036	1,965	1,954
5.191% due 10/25/2036	66	66
5.191% due 05/25/2046	273	273
5.201% due 03/25/2036	316	316
5.211% due 02/25/2036	141	141
5.221% due 01/25/2046	536	535
5.411% due 10/25/2034	384	374
5.685% due 08/25/2035	21	21
6.205% due 03/25/2032	117	113

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	337	336
5.181% due 11/25/2036	2,215	2,196
5.181% due 01/25/2037	1,071	1,064
5.191% due 10/25/2036	24	24
5.191% due 11/25/2036	574	571
5.211% due 01/25/2036	1,018	1,016
5.211% due 05/25/2037	1,529	1,512
5.241% due 11/25/2035	988	986

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	2,000	1,997
5.872% due 08/16/2010	5,200	5,203

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	3,581	3,551

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	1,163	1,157
5.161% due 06/25/2037	1,322	1,318
5.191% due 04/25/2037	555	553
5.201% due 08/25/2036	5,947	5,928
5.201% due 02/25/2037	395	394
5.201% due 07/25/2037	274	272

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.211% due 01/25/2037	$431	$431
5.211% due 09/25/2037	217	216
5.251% due 02/25/2037	1,844	1,830

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	604	602
5.171% due 06/25/2036	1,119	1,115
5.171% due 07/25/2036	1,029	1,024
5.171% due 09/25/2036	124	123
5.171% due 10/25/2036	1,571	1,560
5.171% due 01/25/2037	2,994	2,970
5.181% due 10/25/2036	3,580	3,560
5.181% due 11/25/2036	6,649	6,603
5.191% due 05/25/2037	6,024	5,978
5.201% due 02/25/2036	1,662	1,659
5.231% due 09/25/2036	125	123

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	2,156	2,142

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	1,861	1,847

Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	1,622	1,612

Nelnet Student Loan Trust
5.182% due 09/25/2012	1,568	1,570

New Century Home Equity Loan Trust
5.191% due 05/25/2036	825	824
5.201% due 08/25/2036	869	865
5.311% due 05/25/2036	1,600	1,577
5.391% due 06/25/2035	31	30

Option One Mortgage Loan Trust
5.171% due 02/25/2037	1,090	1,086
5.181% due 07/25/2036	912	909
5.181% due 01/25/2037	4,442	4,420
5.191% due 07/25/2037	1,806	1,794
5.671% due 06/25/2032	76	75
5.671% due 08/25/2032	374	369

Park Place Securities, Inc.
5.391% due 09/25/2035	755	749

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	3,180	3,145

Quest Trust
5.691% due 06/25/2034	134	134

Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	124	121
5.571% due 08/25/2033	972	939
5.631% due 12/25/2033	807	785

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	96	96
5.211% due 01/25/2036	568	568
5.211% due 02/25/2036	270	270
5.211% due 10/25/2036	269	267
5.231% due 08/25/2046	1,178	1,168
5.691% due 06/25/2032	11	11

Residential Asset Securities Corp.
5.171% due 06/25/2036	1,761	1,755
5.191% due 01/25/2037	1,777	1,765
5.201% due 03/25/2036	323	323
5.201% due 04/25/2036	460	459
5.201% due 07/25/2036	546	544
5.201% due 11/25/2036	9,053	8,991
5.201% due 02/25/2037	1,684	1,673
5.211% due 01/25/2036	258	257
5.211% due 10/25/2036	60	60
5.221% due 01/25/2036	306	306
5.241% due 04/25/2037	2,681	2,661
5.321% due 05/25/2034	7	7

Residential Funding Mortgage Securities II, Inc.
5.251% due 05/25/2037	3,116	3,077
5.271% due 09/25/2035	83	83

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SACO I, Inc.
5.191% due 05/25/2036		$847	$823

Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032		172	171

Saxon Asset Securities Trust
5.191% due 11/25/2036		213	212
5.401% due 01/25/2032		3	3

Sears Credit Account Master Trust
5.972% due 04/16/2013		700	698

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037		1,416	1,407
5.191% due 03/25/2036		653	649

SLC Student Loan Trust
5.538% due 02/15/2015		7,881	7,865

SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,725
5.330% due 04/25/2012		841	842
5.330% due 07/25/2013		814	814
5.340% due 04/25/2014		5,989	5,990
5.350% due 10/27/2014		4,121	4,122
5.350% due 10/25/2016		3,358	3,360
5.350% due 07/25/2017		3,048	3,046

Soundview Home Equity Loan Trust
5.161% due 07/25/2036		44	43
5.171% due 11/25/2036		827	824
5.191% due 12/25/2036		1,048	1,040
5.211% due 01/25/2037		2,938	2,919
5.211% due 06/25/2037		2,446	2,428
5.231% due 10/25/2036		84	84

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		1,045	1,038
5.176% due 11/25/2037		246	244
5.191% due 01/25/2038		1,881	1,869
5.211% due 12/25/2036		885	880
5.471% due 01/25/2034		85	81

Structured Asset Investment Loan Trust
5.181% due 07/25/2036		1,113	1,100

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,359	4,308
5.181% due 10/25/2036		66	66
5.211% due 01/25/2037		1,489	1,472
5.231% due 01/25/2037		1,619	1,595
5.261% due 12/25/2035		47	47
5.421% due 01/25/2033		1,637	1,582

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		594	594

USAA Auto Owner Trust
5.310% due 03/16/2009		557	557

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,438	1,439

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		2,951	2,922
5.191% due 10/25/2036		948	941
5.201% due 04/25/2036		366	365

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,614	1,604
5.231% due 03/25/2037		877	871
5.241% due 11/25/2035		886	885
5.371% due 10/25/2035		9,356	9,320

Total Asset-Backed Securities (Cost $429,742)			427,255

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
8.172% due 01/10/2010	EUR	2,300	3,315

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	$869

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,129

Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		600,000	5,298
1.845% due 11/26/2049		200,000	1,756
1.856% due 09/29/2049		100,000	875

Total Foreign Currency-Denominated Issues (Cost $17,399)			18,242

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.448% due 12/31/2049		328	3,524

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,056

Total Preferred Stocks (Cost $10,697)			10,580

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.5%

CERTIFICATES OF DEPOSIT 5.8%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$6,800	6,803

ABN AMRO N.A. Finance
5.405% due 07/11/2008		12,100	12,100

Bank of Ireland
5.400% due 01/15/2010		16,800	16,822

Barclays Bank PLC
5.281% due 03/17/2008		17,500	17,505
5.940% due 08/10/2009		9,600	9,608

Calyon Financial, Inc.
5.340% due 01/16/2009		16,900	16,906
5.395% due 06/29/2010		700	701

Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,604

Citibank New York N.A.
5.470% due 11/21/2007		10,900	10,900

Dexia S.A.
5.270% due 09/29/2008		18,500	18,506

Fortis Bank NY
5.074% due 06/30/2008		20,700	20,707
5.265% due 04/28/2008		800	800
5.300% due 09/30/2008		3,700	3,701

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202

Nordea Bank Finland PLC
5.308% due 04/09/2009		33,500	33,455
5.320% due 02/06/2009		3,500	3,495
5.682% due 12/01/2008		1,700	1,698

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		2,900	2,897

Skandinav Enskilda BK
5.340% due 08/21/2008		2,700	2,700

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		28,100	28,065

Societe Generale NY
5.270% due 03/26/2008		8,980	8,981
5.271% due 06/30/2008		8,100	8,103

Unicredito Italiano NY
5.506% due 05/29/2008		1,400	1,399

			232,658

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 19.9%
ABN AMRO N.A. Finance
5.305% due 10/19/2007	$5,100	$5,086

ANZ National International Ltd.
5.250% due 10/17/2007	60,000	59,860

Calyon N.A. LLC
5.090% due 11/02/2007	28,600	28,471

Cox Communications, Inc.
6.002% due 01/15/2008	6,430	6,331

DnB NORBank ASA
5.090% due 12/03/2007	15,600	15,455
5.400% due 12/17/2007	37,100	36,680

Export Development Corp.
5.190% due 12/27/2007	13,000	12,834

Freddie Mac
4.000% due 10/01/2007	168,100	168,100

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,964
5.170% due 11/06/2007	6,900	6,864
5.210% due 10/31/2007	300	299
5.240% due 10/18/2007	1,300	1,297

HBOS Treasury Services PLC
5.245% due 10/17/2007	59,800	59,661
5.250% due 10/09/2007	9,600	9,589
5.250% due 10/11/2007	1,200	1,198
5.400% due 12/13/2007	400	396

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
KFW International Finance, Inc.
5.030% due 10/11/2007	$300	$300

Santander Hispano Finance Delaware
5.190% due 01/28/2008	70,000	68,798

Societe Generale NY
5.240% due 10/16/2007	5,000	4,989

Swedbank AB
5.410% due 10/18/2007	83,200	82,987
5.440% due 11/20/2007	41,200	40,889

UBS Finance Delaware LLC
5.200% due 10/23/2007	2,200	2,193
5.230% due 10/15/2007	2,100	2,096
5.245% due 10/26/2007	3,300	3,288
5.250% due 10/18/2007	1,000	997

Unicredit Delaware, Inc.
5.160% due 12/20/2007	5,000	4,941

Unicredito Italiano SpA
5.125% due 01/22/2008	13,000	12,787
5.500% due 10/05/2007	37,650	37,627

Westpac Banking Corp.
5.100% due 11/13/2007	45,000	44,726
5.170% due 10/15/2007	37,300	37,225
5.245% due 10/25/2007	17,900	17,837

Westpac Trust Securities NZ Ltd.
5.610% due 12/11/2007	7,500	7,422

		791,187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$11,819	$11,819

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 0.000% due 12/19/2007 valued at $12,058. Repurchase proceeds are $11,823.)

U.S. TREASURY BILLS 0.5%
3.832% due 10/04/2007 - 12/13/2007 (b)(c)(e)	19,040	18,844

Total Short-Term Instruments (Cost $1,054,626)		1,054,508

PURCHASED OPTIONS (g) 0.5%
(Cost $12,075)		20,645

Total Investments (d) 120.3% (Cost $4,794,403)		$4,788,927

Written Options (h) (0.2%) (Premiums $5,924)		(9,694)

Other Assets and Liabilities (Net) (20.1%)		(799,225)

Net Assets 100.0%		$3,980,008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $151,530 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $15,838 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	3,737	$5,173
90-Day Eurodollar March Futures	Long	03/2008	1,912	1,651
Euro-Schatz December Futures	Short	12/2007	2,490	765
U.S. Treasury 2-Year Note December Futures	Long	12/2007	1	1
U.S. Treasury 10-Year Note December Futures	Short	12/2007	3,288	(128)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	2,432	340
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,780	(3,223)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	11	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,028	460

				$5,040

(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	$6,000	$91
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	3,800	(64)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	3,800	2
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	3,800	(3)
Bank of America	Morgan Stanley 6.600% due 04/01/2012	Sell	0.870%		09/20/2012	15,000	223
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	1,600	(2)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	4,000	2

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Short-Term Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	$3,900	$4
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	1,400	2
Bear Stearns & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	10,000	117
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	22,100	(209)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	2,300	(16)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	3,800	(31)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	1,600	(3)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	2,200	(3)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	1,600	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	3,900	4
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	3,800	(5)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	3,800	(52)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	3,800	(18)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	3,800	11
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	13,600	(1)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.300%		12/20/2007	16,100	89
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	15,300	(7)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	7,600	139
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	(7)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	1,700	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	1,700	(3)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	3,800	(32)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	3,800	(18)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	4,500	9
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	8,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,200	(8)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.800%		09/20/2012	10,000	91

							$309

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(316)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		50,200	(243)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(40)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		38,300	(197)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		53,100	(164)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		104,200	(380)

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	44,100	$40
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,500	(207)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	668
Royal Bank of Canada	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		12,400	11
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		85,900	104
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$56,800	(2,432)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		98,400	(1,428)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		47,400	(1,983)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(27)

							$(6,611)

(g)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$2,050
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	531
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	979
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	1,933
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	2,052
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	876
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	3,624

							$5,998	$12,994

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$1,319
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	135
Call - OTC Euro versus Japanese yen	JPY	148.300	05/20/2010		$8,100	464	706
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	554
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR	9,000	443	778
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	295
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	601
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	219
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	1,005
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	383
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	234
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	227
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	596
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	599

						$6,077	$7,651

(h)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$1,636
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	362
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	696
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	1,531
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	667
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	1,652
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	616
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	2,534

							$5,924	$9,694

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments Short-Term Fund (Cont.)	(Unaudited) September 30, 2007

(i)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$33,900	$32,380	$32,337
U.S. Treasury Notes	4.250%	11/15/2014	60,200	59,727	60,711
U.S. Treasury Notes	4.250%	08/15/2015	76,115	74,733	75,516
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,305	1,311
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,458	1,493

				$169,603	$171,368

(2) Market value includes $1,597 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	35,716	11/2007	$382	$0	$382
Buy		26,159	03/2008	1,872	0	1,872
Buy	CLP	2,447,604	11/2007	266	0	266
Buy		63,745	03/2008	4	0	4
Buy	CNY	226,774	01/2008	30	(1)	29
Sell		226,774	01/2008	0	(128)	(128)
Buy		611,702	03/2008	153	(55)	98
Sell		611,702	03/2008	0	(382)	(382)
Buy	EUR	359	10/2007	13	0	13
Sell		4,780	10/2007	0	(291)	(291)
Sell	GBP	10,592	11/2007	0	(416)	(416)
Sell	JPY	1,801,759	10/2007	0	(801)	(801)
Buy	KRW	9,461,871	11/2007	118	0	118
Buy		17,486,560	01/2008	131	0	131
Buy		1,673,550	05/2008	45	0	45
Buy	MXN	130,394	03/2008	196	0	196
Buy		212,679	07/2008	44	0	44
Buy	NOK	57,384	12/2007	763	0	763
Buy	PLN	52,419	03/2008	1,013	0	1,013
Buy		31,221	07/2008	175	0	175
Buy	RUB	3,190	11/2007	8	0	8
Buy		1,299,698	12/2007	1,725	0	1,725
Buy		488,648	07/2008	193	0	193
Buy	SGD	41,098	10/2007	355	0	355
Buy		2,701	05/2008	42	0	42
Buy	ZAR	22,036	03/2008	64	0	64
Buy		1,750	07/2008	10	0	10

				$7,602	$(2,074)	$5,528

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Allied Waste North America, Inc.
7.110% due 03/28/2014	$124	$123

Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	497	489
6.880% due 03/22/2013	113	112
6.972% due 03/22/2013	283	279

Goodyear Tire & Rubber Co.
6.850% due 04/20/2014	2,000	1,943

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	1,300	1,247

Sensata Technologies, Inc.
7.105% due 04/27/2013	2,488	2,399

SLM Corp.
6.000% due 06/30/2008	2,300	2,292

Total Bank Loan Obligations (Cost $9,111)		8,884

CORPORATE BONDS & NOTES 35.5%

BANKING & FINANCE 24.0%
Ajax Re Ltd.
11.944% due 05/08/2009	4,700	4,719

American Express Bank FSB
5.196% due 06/22/2009	2,500	2,491
5.556% due 10/20/2009	2,100	2,089

American Express Centurion Bank
5.819% due 05/07/2008	1,900	1,897
5.826% due 06/12/2009	1,900	1,892

American Express Credit Corp.
5.880% due 11/09/2009	2,100	2,090

American International Group, Inc.
5.210% due 06/23/2008	8,600	8,603

Bank of America Corp.
5.370% due 11/06/2009	500	498
5.608% due 06/19/2009	9,600	9,567

Bank of America N.A.
5.646% due 12/18/2008	800	799
5.704% due 06/12/2009	2,000	1,995
5.974% due 06/15/2016	2,300	2,266

Bank of Ireland
5.696% due 12/18/2009	5,900	5,884

Bear Stearns Cos., Inc.
5.590% due 08/21/2009	3,000	2,928
5.630% due 05/18/2010	4,800	4,687
5.660% due 01/30/2009	2,300	2,279

Capital One Financial Corp.
6.004% due 09/10/2009	1,800	1,789

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	399

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,667
5.748% due 12/19/2008	1,500	1,453

Citigroup Funding, Inc.
5.200% due 06/26/2009	1,500	1,498

Citigroup Global Markets Holdings, Inc.
5.760% due 03/07/2008	7,100	7,106
5.794% due 03/17/2009	2,000	2,002

Citigroup, Inc.
5.228% due 12/28/2009	3,500	3,488

Credit Agricole S.A.
5.505% due 05/28/2009	1,700	1,702
5.555% due 05/28/2010	2,000	2,003

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
East Lane Re Ltd.
11.356% due 05/06/2011	$9,500	$9,707

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	913

Export-Import Bank of Korea
5.711% due 06/01/2009	2,400	2,404
5.770% due 11/16/2010	5,900	5,919

Ford Motor Credit Co.
5.625% due 10/01/2008	2,300	2,248
6.625% due 06/16/2008	10,500	10,422
7.375% due 10/28/2009	600	589

Foundation Re II Ltd.
12.270% due 11/26/2010	2,500	2,566

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,373
5.628% due 08/15/2011	6,300	6,226

General Motors Acceptance Corp.
6.360% due 09/23/2008	7,400	7,291

GMAC LLC
5.850% due 01/14/2009	2,200	2,154

Goldman Sachs Group, Inc.
5.248% due 03/30/2009	1,300	1,295
5.250% due 12/23/2008	500	499
5.300% due 12/22/2008	3,600	3,590
5.300% due 06/23/2009	3,100	3,091
5.485% due 10/05/2007	700	700
5.690% due 07/23/2009	2,500	2,501

HSBC Finance Corp.
5.824% due 09/15/2008	1,400	1,400
6.538% due 11/13/2007	10,100	10,120

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,500	1,500
5.400% due 05/07/2010	2,800	2,791

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	200	198
5.420% due 12/23/2010	2,500	2,420
5.600% due 08/21/2009	1,700	1,660
5.630% due 11/10/2009	1,300	1,269
5.630% due 11/16/2009	4,900	4,784

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	5,500	5,483
5.400% due 10/23/2008	2,400	2,394
5.701% due 12/04/2009	2,300	2,283

Metropolitan Life Global Funding I
5.560% due 05/17/2010	3,700	3,672

Morgan Stanley
5.189% due 11/21/2008	1,600	1,593
5.410% due 05/07/2009	1,400	1,389
5.450% due 01/15/2010	1,400	1,383
5.470% due 02/09/2009	2,800	2,784
5.610% due 01/18/2011	3,300	3,259

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,053

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	600	602

Prudential Financial, Inc.
5.853% due 06/13/2008	4,400	4,405

Residential Capital LLC
7.595% due 05/22/2009	2,300	1,958

Rockies Express Pipeline LLC
6.448% due 08/20/2009	2,800	2,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	$3,400	$3,399
5.410% due 07/21/2008	1,600	1,599

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	6,500	6,496

Spinnaker Capital Ltd.
17.194% due 06/15/2008	2,500	2,628

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,907

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,900	1,883

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,169
5.490% due 10/15/2011	5,700	5,640

Westpac Banking Corp.
5.758% due 06/06/2008	1,200	1,199

		246,802

INDUSTRIALS 6.8%
Amgen, Inc.
5.585% due 11/28/2008	4,100	4,105

Anadarko Petroleum Corp.
6.094% due 09/15/2009	2,000	1,989

BP AMI Leasing, Inc.
5.210% due 06/26/2009	3,900	3,902

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	3,795	3,800

Cox Communications, Inc.
6.253% due 12/14/2007	1,300	1,301

DaimlerChrysler N.A. Holding Corp.
6.133% due 03/13/2009	3,500	3,487

Equistar Chemicals LP
10.125% due 09/01/2008	686	712

General Electric Co.
5.764% due 12/09/2008	9,600	9,620

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,922

Home Depot, Inc.
5.819% due 12/16/2009	2,000	1,975

Hospira, Inc.
5.678% due 03/30/2010	2,400	2,381

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	710

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,379

Pemex Project Funding Master Trust
6.180% due 12/03/2012	3,600	3,599

Reynolds American, Inc.
6.394% due 06/15/2011	500	500

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	657

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,200

Time Warner, Inc.
5.730% due 11/13/2009	10,100	9,986

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,360

Transocean, Inc.
5.869% due 09/05/2008	2,400	2,396

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	4,400	4,402

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weyerhaeuser Co.
6.210% due 09/24/2009	$2,800	$2,807

		69,190

UTILITIES 4.7%
America Movil SAB de C.V.
5.300% due 06/27/2008	2,700	2,701

AT&T, Inc.
5.460% due 02/05/2010	1,100	1,097
5.785% due 11/14/2008	2,000	2,002

CMS Energy Corp.
9.875% due 10/15/2007	7,300	7,318

Dominion Resources, Inc.
5.755% due 11/14/2008	4,460	4,463

Entergy Gulf States, Inc.
6.474% due 12/08/2008	3,000	3,012

Florida Power Corp.
5.975% due 11/14/2008	1,900	1,902

NiSource Finance Corp.
6.064% due 11/23/2009	600	596

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,505

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,914

Qwest Corp.
5.625% due 11/15/2008	2,700	2,710
8.944% due 06/15/2013	3,400	3,646

Sierra Pacific Power Co.
8.000% due 06/01/2008	8,593	8,756

Southern California Edison Co.
5.459% due 02/02/2009	2,000	1,996

Telecom Italia Capital S.A.
5.836% due 02/01/2011	1,300	1,297

Telefonica Emisones SAU
5.888% due 06/19/2009	2,600	2,598

		48,513

Total Corporate Bonds & Notes (Cost $365,648)		364,505

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	3,000	2,961

Total Commodity Index-Linked Notes (Cost $3,000)		2,961

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
4.638% due 09/01/2035	7,782	7,747
4.694% due 12/01/2033	2,067	2,063
4.779% due 04/01/2035	6,818	6,758
5.000% due 02/25/2017 - 04/25/2033	33,256	32,609
5.251% due 03/25/2034	1,462	1,454
5.500% due 09/01/2033 - 06/01/2036	21,832	21,425
5.531% due 05/25/2031 - 11/25/2032	5,789	5,780
5.533% due 04/01/2018	54	54
5.543% due 12/01/2023 - 11/01/2028	281	284
5.544% due 02/01/2027	7	7
5.698% due 08/01/2029	37	37
6.000% due 01/01/2017 - 10/01/2033	1,319	1,339
6.118% due 09/01/2034	1,880	1,910
6.205% due 07/01/2044	441	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.260% due 12/01/2036	$1,897	$1,922
6.500% due 09/25/2008 (b)	2	0
6.944% due 11/01/2035	976	1,009
6.986% due 05/01/2022	8	9
7.000% due 02/01/2015 - 03/01/2015	1,253	1,297
7.500% due 09/01/2015 - 05/01/2016	926	958
8.000% due 03/01/2030 - 07/01/2031	176	185

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,340

Freddie Mac
4.705% due 06/01/2035	5,477	5,421
5.000% due 07/15/2024	4,455	4,460
5.500% due 08/15/2030	22	22
5.902% due 07/15/2019 - 10/15/2020	22,665	22,598
5.982% due 02/15/2019	13,096	13,062
6.000% due 03/01/2016 - 09/01/2037	7,745	7,778
6.102% due 12/15/2030	1,324	1,325
6.152% due 06/15/2018	505	506
6.198% due 07/01/2019	609	626
6.205% due 02/25/2045	2,263	2,275
6.500% due 10/25/2043	2,424	2,502
6.956% due 06/01/2022	21	22
7.028% due 12/01/2022	51	51
8.500% due 04/01/2025 - 06/01/2025	25	26

Ginnie Mae
4.000% due 07/16/2027	5	5
5.750% due 07/20/2018 - 07/20/2027	2,140	2,159
5.896% due 09/20/2030	4	4
6.125% due 12/20/2022 - 12/20/2027	438	442
6.375% due 02/20/2026 - 02/20/2028	1,038	1,048
8.000% due 04/20/2030	206	218

Total U.S. Government Agencies (Cost $154,664)		154,182

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)	15,859	15,844

Total U.S. Treasury Obligations (Cost $15,996)		15,844

MORTGAGE-BACKED SECURITIES 11.9%
Arkle Master Issuer PLC
5.732% due 11/19/2007	5,100	5,099

Banc of America Funding Corp.
4.112% due 05/25/2035	2,089	2,051

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	922	933

Bank Mart
4.567% due 03/01/2019 (k)	602	583

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	2,396	2,421
4.750% due 10/25/2035	7,162	7,094
4.771% due 11/25/2034	1,034	1,023
5.035% due 04/25/2033	696	693
5.070% due 11/25/2034	2,989	2,966
5.302% due 02/25/2033	234	238
6.090% due 01/25/2034	265	270

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	1,762	1,746
5.507% due 09/25/2035	645	645

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	$2,175	$2,166
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	1,200	1,195

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	856	854

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	1,936	1,929

Countrywide Alternative Loan Trust
5.311% due 05/25/2047	1,673	1,619
6.000% due 10/25/2033	1,379	1,344

Countrywide Home Loan Mortgage Pass-Through Trust
4.739% due 02/20/2035	3,461	3,427
4.796% due 11/25/2034	1,877	1,856

CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	624	622
6.890% due 06/25/2032	20	20
7.317% due 06/25/2032	37	37

Fund America Investors Corp. II
6.920% due 06/25/2023	15	15

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	1,932	1,919
5.401% due 11/25/2045	824	810

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	2,427	2,406

GSR Mortgage Loan Trust
5.481% due 01/25/2034	378	374

Harborview Mortgage Loan Trust
5.150% due 07/19/2035	1,548	1,540
5.692% due 01/19/2038	4,243	4,145

Impac CMB Trust
6.265% due 10/25/2033	102	102
6.305% due 07/25/2033	1,755	1,747

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	1,263	1,262

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	1,230	1,224

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,395	1,352

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	344	344

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	1,800	1,777

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,171	2,115

Mellon Residential Funding Corp.
5.851% due 06/15/2030	4,317	4,260

Merrill Lynch Floating Trust
5.822% due 06/15/2022	6,357	6,321

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	706	701
5.341% due 02/25/2036	892	885

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	332	330
6.131% due 10/25/2035	518	509
6.973% due 01/25/2029	1,386	1,398

Morgan Stanley Capital I
5.812% due 10/15/2020	941	937

Prime Mortgage Trust
5.531% due 02/25/2019	164	164
5.531% due 02/25/2034	756	747

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resecuritization Mortgage Trust
5.379% due 04/26/2021	$1	$1

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	614	616

Salomon Brothers Mortgage Securities VII, Inc.
7.552% due 12/25/2030	702	700

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	1,482	1,475

Structured Asset Mortgage Investments, Inc.
5.411% due 02/25/2036	931	906
5.752% due 07/19/2035	1,818	1,787
9.482% due 06/25/2029	855	921

TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	6,344	6,323

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	1,702	1,682

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	3,124	3,121
5.842% due 09/15/2021	5,605	5,585

Washington Mutual, Inc.
5.401% due 12/25/2045	1,029	1,015
5.421% due 10/25/2045	568	555
5.527% due 02/27/2034	2,063	2,053
5.983% due 02/25/2046	5,269	5,118
6.183% due 11/25/2042	323	324
6.383% due 06/25/2042	1,368	1,347

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 01/25/2035	2,431	2,378
4.950% due 03/25/2036	3,381	3,342

Total Mortgage-Backed Securities (Cost $123,037)		122,350

ASSET-BACKED SECURITIES 6.9%
AFC Home Equity Loan Trust
5.681% due 06/25/2028	419	409

Argent Securities, Inc.
5.201% due 04/25/2036	261	261

Asset-Backed Funding Certificates
5.191% due 01/25/2037	1,382	1,374

Asset-Backed Securities Corp. Home Equity
5.291% due 05/25/2035	472	471

Bear Stearns Asset-Backed Securities, Inc.
5.221% due 06/25/2047	1,212	1,204

Chase Funding Mortgage Loan Asset-Backed Certificates
5.871% due 10/25/2032	366	362

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,700	2,664

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	748	745
5.191% due 05/25/2037	18,591	18,400

Countrywide Asset-Backed Certificates
5.201% due 06/25/2037	1,640	1,627

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	370	362

First NLC Trust
5.201% due 08/25/2037	5,183	5,159

First USA Credit Card Master Trust
5.774% due 04/18/2011	4,800	4,801

Fremont Home Loan Trust
5.181% due 10/25/2036	3,723	3,698

GS Auto Loan Trust
5.344% due 07/15/2008	1,558	1,559

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSAMP Trust
5.251% due 12/25/2035		$1,020	$1,019

GSR Mortgage Loan Trust
5.231% due 11/25/2030		283	280

HFC Home Equity Loan Asset-Backed Certificates
5.766% due 01/20/2035		2,040	1,995

HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036		1,026	1,016

JPMorgan Mortgage Acquisition Corp.
5.201% due 11/25/2036		517	514
5.380% due 04/01/2037		2,179	2,160

Lehman XS Trust
5.201% due 05/25/2046		601	600

Long Beach Mortgage Loan Trust
5.221% due 01/25/2046		616	614
5.411% due 10/25/2034		53	52

Merrill Lynch Mortgage Investors, Inc.
5.201% due 08/25/2036		4,242	4,228

Morgan Stanley ABS Capital I
5.171% due 10/25/2036		817	811

Residential Asset Securities Corp.
5.201% due 11/25/2036		1,869	1,854

Saxon Asset Securities Trust
5.191% due 11/25/2036		799	795

SLM Student Loan Trust
5.340% due 04/25/2012		1,202	1,202
5.360% due 10/25/2016		2,600	2,602

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037		2,422	2,407

Structured Asset Securities Corp.
5.261% due 12/25/2035		688	687

USAA Auto Owner Trust
5.337% due 07/11/2008		1,161	1,161

Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,055	1,055

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		1,247	1,240
5.251% due 12/25/2035		1,378	1,369

Total Asset-Backed Securities (Cost $71,161)			70,757

SOVEREIGN ISSUES 0.3%
Hydro Quebec
5.195% due 09/29/2049		1,200	1,131

Korea Development Bank
5.775% due 11/22/2012		2,200	2,191

Total Sovereign Issues (Cost $3,227)			3,322

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,825

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	864

Total Foreign Currency-Denominated Issues (Cost $7,523)			10,689

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.448% due 12/31/2049		913	9,809

Total Preferred Stocks (Cost $9,564)			9,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 25.6%

CERTIFICATES OF DEPOSIT 1.8%
Calyon Financial, Inc.
5.340% due 01/16/2009	$3,000	$3,001

Fortis Bank NY
5.265% due 04/28/2008	1,200	1,201
5.265% due 06/30/2008	1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008	1,500	1,499
5.308% due 05/28/2008	1,600	1,600

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	600	599

Skandinav Enskilda BK
5.490% due 02/13/2009	300	300
5.670% due 10/03/2007	6,200	6,200

Societe Generale NY
5.269% due 06/30/2008	2,000	2,001

		17,901

COMMERCIAL PAPER 18.6%
Cox Communications, Inc.
6.002% due 01/15/2008	10,200	10,043

DnB NORBank ASA
5.080% due 01/04/2008	12,100	11,932

Fortis Funding LLC
5.125% due 10/01/2007	24,700	24,700

Freddie Mac
4.000% due 10/01/2007	30,000	30,000

Rabobank USA Financial Corp.
5.000% due 10/01/2007	28,700	28,700

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	24,600	24,188

UBS Finance Delaware LLC
4.750% due 10/01/2007	27,700	27,700
5.250% due 10/18/2007	3,500	3,491

Westpac Trust Securities NZ Ltd.
5.245% due 10/23/2007	30,700	30,602

		191,356

REPURCHASE AGREEMENTS 1.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	10,280	10,280

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/18/2009 valued at $10,486. Repurchase proceeds are $10,284.)

U.S. TREASURY BILLS 4.2%
4.013% due 11/29/2007 - 12/13/2007 (c)(g)	43,875	43,448

Total Short-Term Instruments (Cost $263,226)		262,985

PURCHASED OPTIONS (i) 0.3%
(Cost $1,378)		2,714

Total Investments (f) 100.2% (Cost $1,027,535)		$1,029,002

Written Options (j) (0.2%) (Premiums $1,389)		(2,084)

Other Assets and Liabilities (Net) 0.0%		254

Net Assets 100.0%		$1,027,172

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $1,237 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $34,917 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $58,056 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1,094	$1,756
90-Day Eurodollar June Futures	Long	06/2008	1,475	1,336
90-Day Eurodollar June Futures	Long	06/2009	5	10
90-Day Eurodollar March Futures	Long	03/2008	743	448
90-Day Eurodollar March Futures	Long	03/2009	335	68
90-Day Eurodollar September Futures	Long	09/2008	590	1,230
90-Day Euroyen December Futures	Long	12/2007	206	48
E-mini S&P 500 Index December Futures	Long	12/2007	10,457	35,618
S&P 500 Index December Futures	Long	12/2007	538	8,404
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	915	(132)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	31	33
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	81	141
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	457	236
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	45	68
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	81	42
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	117	162
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	312	329

				$49,797

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$2,000	$0
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	5,000	(7)
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	1,800	(14)
Barclays Bank PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	1,300	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	4,200	1
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	5,000	(43)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	1,200	(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	600	10
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007	3,200	2
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	3,200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	2,600	(3)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008	5,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	1,500	(3)
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	09/20/2009	3,800	98
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	3,200	20
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	1,300	15
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	6,200	(4)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007	5,200	8
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	1,000	(6)

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007	$6,300	$(2)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	3,000	27
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	5,600	31
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008	3,000	(33)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,200	1
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,200	(2)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	2,200	0
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009	6,000	(881)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	3,900	8
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	1,000	(22)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	1,100	4
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	1,400	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007	5,300	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	3,200	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008	6,000	(3)
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	1,100	15
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	500	9
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	0
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	09/20/2008	3,100	49
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	700	(2)
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	1,000	0

						$(727)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	$(7)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	(3)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	22
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	20
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		2,100	13
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	43
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,500	40
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(117)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(185)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	291
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	110
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		1,600	41
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		200	(15)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(37)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$102,300	(42)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(22)

							$156

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  StocksPLUS® Fund  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus 0.030%	05/15/2008	18,069	$2,060

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$122.000	11/20/2007	676	$13	$10
Call - CBOT U.S. Treasury 30-Year Note December Futures	133.000	11/20/2007	825	15	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	100.000	11/20/2007	676	13	11
Put - CME S&P 500 Index December Futures	775.000	12/20/2007	400	11	0
Put - CME S&P 500 Index December Futures	800.000	12/20/2007	660	19	0
Put - CME S&P 500 Index December Futures	825.000	12/20/2007	700	20	9

				$91	$43

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$3,500	$18	$31
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	27,000	78	99
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	34,500	191	272
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	53,400	265	543
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,600	13	32
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	124,700	470	1,419

							$1,035	$2,396

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$3,000	$126	$137
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	138

					$252	$275

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	676	$165	$253
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	676	212	148

				$377	$401

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,500	$17	$24
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,000	75	68
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	15,000	183	194
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	23,000	276	378
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,600	13	26
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	41,600	448	993

							$1,012	$1,683

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$603	$583	0.06%

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$9,000	$8,823	$8,816

(m)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,056	10/2007	$163	$0	$163
Sell		47	10/2007	0	(3)	(3)
Buy	BRL	59,126	10/2007	3,080	0	3,080
Sell		59,126	10/2007	0	(1,670)	(1,670)
Buy		17,497	03/2008	1,114	0	1,114
Buy		59,126	07/2008	1,480	0	1,480
Buy	CAD	2,665	11/2007	35	0	35
Buy	CNY	15,519	11/2007	26	0	26
Sell		15,519	11/2007	0	(12)	(12)
Buy		9,454	01/2008	1	0	1
Sell		9,454	01/2008	0	(10)	(10)
Buy	EUR	4,663	10/2007	315	0	315
Sell	GBP	3,760	11/2007	0	(137)	(137)
Buy	IDR	7,056,000	05/2008	0	(40)	(40)
Buy	INR	28,655	10/2007	22	0	22
Sell		28,655	10/2007	0	(29)	(29)
Buy		76,489	05/2008	97	0	97
Buy	JPY	855,548	10/2007	54	0	54
Sell		1,116,622	10/2007	26	0	26
Buy	KRW	1,332,772	05/2008	22	0	22
Buy		4,742,342	08/2008	85	0	85
Buy	MXN	59,720	03/2008	11	(20)	(9)
Buy		4,221	07/2008	2	0	2
Buy	MYR	9,670	05/2008	4	(26)	(22)
Buy	NZD	517	10/2007	33	0	33
Sell		11,459	10/2007	0	(130)	(130)
Buy	PHP	104,141	05/2008	23	0	23
Buy	PLN	16,761	07/2008	228	0	228
Buy	RUB	24,216	11/2007	49	0	49
Buy		74,460	12/2007	142	0	142
Buy		148,990	01/2008	180	0	180
Buy		12,608	07/2008	5	0	5
Buy	SGD	8,557	10/2007	158	0	158
Sell		8,619	10/2007	0	(119)	(119)
Buy		1,175	02/2008	9	0	9
Buy		8,259	05/2008	115	0	115

				$7,479	$(2,196)	$5,283

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$515,000	$515,059	0.5%

Other Bank Loan Obligations (i)		703,260	0.6%

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319	1.1%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bear Stearns Cos., Inc.
2.875% - 7.625% due 02/08/2008 - 08/10/2012	1,237,480	1,240,497	1.2%

Citigroup, Inc.
4.200% - 6.125% due 12/20/2007 - 08/25/2036	1,205,729	1,206,996	1.1%

General Electric Capital Corp.
3.250% - 8.310% due 01/15/2008 - 03/15/2032	1,924,359	1,917,167	1.8%

Goldman Sachs Group, Inc. (b)(o)
3.875% - 7.350% due 10/05/2007 - 10/01/2037	1,634,261	1,641,532	1.5%

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	478,200	473,015	0.4%

Merrill Lynch & Co., Inc.
4.250% - 6.750% due 06/16/2008 - 06/01/2028	1,221,910	1,238,407	1.2%

Morgan Stanley
3.625% - 6.750% due 11/09/2007 - 08/09/2026	1,411,687	1,407,703	1.3%

Other Banking & Finance (b)(i)(o)		13,599,356	12.8%

Total Banking & Finance		22,724,673	21.3%

INDUSTRIALS
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704	0.4%

Other Industrials (b)(i)(o)		4,553,639	4.2%

Total Industrials		4,961,343	4.6%

UTILITIES
Total Utilities (i)(o)		1,627,091	1.5%

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107	27.4%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $463,269) (i)(o)		481,460	0.4%

COMMODITY INDEX-LINKED NOTES
Total Commodity Index-Linked Notes (Cost $297,000) (i)		293,100	0.3%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	929,619	888,340	0.8%
5.000% due 10/01/2035	1,513,259	1,446,064	1.4%
5.000% due 02/01/2036	730,857	698,404	0.6%
5.000% due 03/01/2036	3,468,233	3,314,228	3.1%
5.000% due 05/01/2037	687,411	655,811	0.6%
5.500% due 04/01/2034	572,637	562,508	0.5%
5.500% due 04/01/2034 (g)	147,746	145,151	0.1%
5.500% due 05/01/2034	1,951,396	1,917,001	1.8%
5.500% due 09/01/2034	159,149	156,230	0.1%
5.500% due 09/01/2034 (j)	994,305	976,059	0.9%
5.500% due 11/01/2034	110,619	108,591	0.1%
5.500% due 11/01/2034 (j)	1,092,103	1,072,063	1.0%
5.500% due 12/01/2034	493,575	484,518	0.4%
5.500% due 01/01/2035	435,639	427,520	0.4%
5.500% due 01/01/2035 (j)	868,142	852,212	0.8%

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2035		$1,627,293	$1,597,026	1.5%
5.500% due 02/01/2035 (g)		302,404	297,095	0.3%
5.500% due 02/01/2035 (j)		530,959	521,216	0.5%
5.500% due 03/01/2035		1,038,440	1,018,712	0.9%
5.500% due 04/01/2035		1,200,621	1,177,688	1.1%
5.500% due 05/01/2035		1,407,300	1,380,349	1.3%
5.500% due 06/01/2035		908,937	891,517	0.8%
5.500% due 07/01/2035		752,180	737,770	0.7%
5.500% due 08/01/2035		685,843	672,696	0.6%
5.500% due 09/01/2035		723,242	709,378	0.7%
5.500% due 10/01/2035		553,922	543,304	0.5%
5.500% due 01/01/2036		1,799,882	1,765,372	1.7%
5.500% due 03/01/2036		495,866	486,125	0.4%
5.500% due 04/01/2036		833,928	817,213	0.8%
5.500% due 11/01/2036		499,796	489,715	0.5%
5.500% due 12/01/2036		79,968	78,355	0.1%
5.500% due 12/01/2036 (j)		483,449	473,696	0.4%
5.500% due 02/01/2037		513,105	502,686	0.5%
5.500% due 03/01/2037		1,372,459	1,344,590	1.3%
5.500% due 04/01/2037		1,549,203	1,517,703	1.4%
5.500% due 05/01/2037		3,260,985	3,194,652	3.0%
5.500% due 06/01/2037		2,507,573	2,456,572	2.3%
5.500% due 07/01/2037		715,906	701,342	0.7%
5.500% due 10/01/2037		1,066,990	1,045,150	1.0%
6.000% due 10/01/2037		2,241,050	2,244,201	2.1%
0.000% - 1122.425% due 11/01/2007 - 01/25/2048 (a)(c)(g)		14,455,431	14,276,085	13.4%

Freddie Mac
5.500% due 09/01/2037		3,288,600	3,220,663	3.0%
3.000% - 1007.500% due 12/01/2007 - 02/25/2045 (a)		2,966,380	2,959,741	2.8%

Other U.S. Government Agencies (a)(i)			760,204	0.7%

Total U.S. Government Agencies (Cost $61,889,085)			61,585,516	57.6%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (d)
2.375% due 04/15/2011		509,102	512,563	0.5%
2.375% due 01/15/2027		659,151	667,391	0.6%
1.875% - 3.625% due 07/15/2012 - 04/15/2028		1,128,111	1,182,448	1.1%

Other U.S. Treasury Obligations (i)			49,734	0.1%

Total U.S. Treasury Obligations (Cost $2,381,766)			2,412,136	2.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,696,576) (a)(i)(o)			3,694,789	3.5%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $2,420,118) (i)			2,374,349	2.2%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $69,900) (i)			71,460	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,518,624	761,613	0.7%

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191	2.0%

Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865	0.1%

General Electric Capital Corp.
4.625% - 5.500% due 09/15/2066 - 09/15/2067		161,800	224,286	0.2%

Other Foreign Currency-Denominated Issues (i)			672,289	0.6%

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244	3.6%

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.670% due 07/02/2008	$386,400	$386,554	0.4%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008	492,800	492,972	0.5%

Nordea N.A., Inc.
5.308% due 04/09/2009	432,700	432,700	0.4%

Other Certificates of Deposit (i)		1,439,983	1.3%

Total Certificates of Deposit		2,752,209	2.6%

COMMERCIAL PAPER
Freddie Mac
4.000% - 5.119% due 10/01/2007 - 11/19/2007	1,179,799	1,179,756	1.1%

General Electric Capital Corp.
5.150% - 5.240% due 10/22/2007 - 02/29/2008	76,100	75,338	0.1%

Svenska Handelsbanken AB
5.100% - 5.540% due 10/15/2007 - 12/19/2007	401,900	399,805	0.4%

Other Commercial Paper (i)		1,660,619	1.5%

Total Commercial Paper		3,315,518	3.1%

REPURCHASE AGREEMENTS
Fixed Income Clearing Corp.
4.400% due 10/01/2007 (Dated 09/28/2007. Collateralized by Fannie Mae 0.000% - 5.150% due 11/21/2007 - 11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000% - 4.125% due 10/19/2007 - 12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500% - 8.750% due 11/15/2016 - 05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000% - 5.125% due 02/15/2014 - 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)	505,789	505,789	0.4%

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Securities LLC
3.800% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)	$100,000	$100,000	0.1%
3.900% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)	100,000	100,000	0.1%

Total Repurchase Agreements		705,789	0.6%

U.S. TREASURY BILLS
U.S. Treasury Bills
3.520% - 4.620% due 11/29/2007 - 12/13/2007 (e)(f)(g)(k)	966,370	956,657	0.9%

Total U.S. Treasury Bills		956,657	0.9%

Total Short-Term Instruments (Cost $7,732,574)		7,730,173	7.2%

PURCHASED OPTIONS
(Cost $489,167) (m)		937,612	0.9%

Total Investments (Cost $113,694,746) (h)		$114,007,265	106.6%

Written Options (Premiums $522,940) (n)		(736,862)	(0.7%)

Other Assets and Liabilities (Net)		(6,361,507)	(5.9%)

Net Assets		$106,908,896	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only securities.
(b)	The grouping contains When-issued securities.
(c)	The grouping contains Principal only securities.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(h)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2007.
(j)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Summary Schedule of Investments  Total Return Fund  (Cont.)

(k)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(l)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010	50,000	(18)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010	50,000	(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	50,000	757
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010	5,000	460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%	)	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%		09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%		09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	29,000	17

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	$9,000	$9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		05/20/2009	17,000	(51)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	10,500	9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(126)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%		09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%		09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%		09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%		12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(54)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	23
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	26
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	10,400	25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	4

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	$10,000	$175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	198
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%		09/20/2012	7,000	122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	172
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%		09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	167
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	0

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	$8,600	$(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	87,500	5,440
Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	50,000	(165)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		09/20/2008	15,000	106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	(27)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	85

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	$8,000	$(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%		09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	10,000	(12)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%		09/20/2012	3,500	221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%		09/20/2012	10,000	701
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%		09/20/2012	10,000	246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%		12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%		12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%		12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%		09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%		09/20/2009	25,000	383
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	5,800	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%		09/20/2012	10,000	648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%		09/20/2012	12,800	898
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%		12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	33,280	(21)

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	$47,600	$37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%		05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%		05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%		05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	36
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%		09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%		09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%		09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%		03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%		12/20/2007	25,000	134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%		12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	(57)

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%		03/20/2008	$10,000	$(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%		09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%		09/20/2009	25,000	361
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%	)	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%		09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%		09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080%	)	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	334
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	59
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,295

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	$6,900	$385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%		09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%		09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%		09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%	)	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%		06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%	)	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%	)	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%		06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	25,200	403
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%		09/20/2012	5,100	316
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%		09/20/2012	10,000	73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%		12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%		09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%		12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	(58)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(6)

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%	)	03/20/2010	$9,700	$(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%		06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%		09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	47
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%		03/20/2016	22,400	(114)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%		09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%	)	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(157)

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%		09/20/2012	$10,000	$(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%		09/20/2012	10,000	63
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	10,000	(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%		09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%		09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%		12/20/2012	10,000	3
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%		09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%		09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%		12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	612

							$55,255

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	$1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	40,448
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009		1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009		188,200	4,851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		300,000	824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037		24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009		500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		375,200	(2,506)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		287,970	17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027		937,000	26,268
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	1,568

							$182,424

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(m)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(n)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call - CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,0932
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268
Call- OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	384,000	1,788	2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(o)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%

				$36,264	$40,409	0.04%

(p)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3) Market value includes $54,867 of interest payable on short sales.

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

(q)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)
Buy	EUR	190,838	10/2007	3,237	0	3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128
Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class R
09/30/2007+	$12.77	$0.30	$0.22	$0.52	$(0.29)	$0.00
03/31/2007	12.61	0.66	0.20	0.86	(0.66)	(0.04)
01/31/2006 - 03/31/2006	12.85	0.03	(0.21)	(0.18)	(0.06)	0.00
Foreign Bond Fund (U.S. Dollar-Hedged)
Class R
09/30/2007+	$10.17	$0.15	$(0.09)	$0.06	$(0.14)	$0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00
High Yield Fund
Class R
09/30/2007+	$9.94	$0.31	$(0.23)	$0.08	$(0.33)	$0.00
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00
Income Fund
Class R
09/30/2007+	$10.00	$0.26	$(0.02)	$0.24	$(0.29)	$0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Low Duration Fund
Class R
09/30/2007+	$9.95	$0.21	$0.09	$0.30	$(0.21)	$0.00
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00
Real Return Fund
Class R
09/30/2007+	$10.89	$0.33	$(0.01)	$0.32	$(0.32)	$0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00
Short-Term Fund
Class R
09/30/2007+	$9.96	$0.21	$(0.03)	$0.18	$(0.21)	$0.00
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00
StocksPLUS® Fund
Class R
09/30/2007+	$10.97	$0.24	$0.69	$0.93	$(0.27)	$0.00
03/31/2007	10.29	0.40	0.67	1.07	(0.39)	0.00
03/31/2006	9.63	0.28	0.60	0.88	(0.22)	0.00
03/31/2005	9.63	0.09	0.39	0.48	(0.48)	0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) PIMCO and the Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 Fees.

(c) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

(d) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

94	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.29)	$13.00	4.12%	$208	1.095	%*(g)	1.095	%*(g)	4.66	%*	48%
0.00	(0.70)	12.77	7.01	36	1.135	(e)	1.135	(e)	5.23		86
0.00	(0.06)	12.61	(1.38)	10	1.15	*	1.15	*	1.25	*	56

$0.00	$(0.14)	$10.09	0.64%	$4,570	1.25	%*	1.20	%*	3.01	%*	494%
(0.02)	(0.47)	10.17	3.33	4,860	1.20		1.20		2.84		653
0.00	(0.58)	10.30	3.09	4,025	1.20		1.20		2.80		571
0.00	(0.51)	10.56	5.30	998	1.20		1.20		2.02		477
0.00	(0.46)	10.52	2.71	73	1.22		1.20		2.46		711
(0.03)	(0.08)	10.70	1.93	10	1.20	*	1.20	*	3.02	*	589

$0.00	$(0.33)	$9.69	0.81%	$16,426	1.16	%*	1.15	%*	6.45	%*	59%
0.00	(0.63)	9.94	8.49	16,405	1.15		1.15		6.40		75
0.00	(0.65)	9.77	7.67	13,138	1.15		1.15		6.62		105
0.00	(0.61)	9.70	6.60	6,910	1.15		1.15		6.15		62
0.00	(0.63)	9.69	16.33	1,342	1.15		1.15		6.32		105
0.00	(0.17)	8.90	6.44	11	1.15	*	1.15	*	7.57	*	129

$0.00	$(0.29)	$9.95	1.98%	$10	3.97	%*(h)	1.10	%*(i)	5.18	%*	222%
0.00	0.00	10.00	0.00	10	1.10	*	1.10	*	(1.10	) *	0

$0.00	$(0.21)	$10.04	3.04%	$9,141	1.10	%*	1.10	%*	4.16	%*	60%
0.00	(0.40)	9.95	4.60	11,305	1.10		1.10		3.89		73
0.00	(0.34)	9.90	1.30	15,386	1.12	(c)	1.12	(c)	3.00		68
0.00	(0.21)	10.11	0.17	4,718	1.15		1.15		1.43		278
0.00	(0.23)	10.31	2.00	1,490	1.15		1.15		1.36		247
0.00	(0.06)	10.33	1.21	10	1.15	*	1.15	*	2.09	*	218

$0.00	$(0.32)	$10.89	3.04%	$67,568	1.16	%*	1.15	%*	6.25	%*	252%
(0.01)	(0.39)	10.89	4.27	59,303	1.15		1.15		2.76		480
0.00	(0.62)	10.82	0.09	57,274	1.15		1.15		3.84		388
0.00	(0.68)	11.42	2.74	40,738	1.15		1.15		2.16		369
0.00	(0.83)	11.79	10.95	8,240	1.15		1.15		1.75		308
0.00	(0.07)	11.42	2.02	10	1.15	*	1.15	*	2.36	*	191

$0.00	$(0.21)	$9.93	1.86%	$952	1.10	%*	1.10	%*	4.26	%*	131%
0.00	(0.44)	9.96	4.25	632	1.00	(b)	1.00	(b)	4.18		187
0.00	(0.29)	9.98	2.64	626	1.00	(b)	1.00	(b)	3.05		230
0.00	(0.14)	10.01	0.84	504	1.10	(b)	1.10	(b)	1.23		356
0.00	(0.11)	10.07	1.38	48	1.15		1.15		0.75		268
0.00	(0.05)	10.04	0.95	10	1.15	*	1.15	*	1.66	*	77

$0.00	$(0.27)	$11.63	8.46%	$2,646	1.20	%*	1.20	%*	4.19	%*	22%
0.00	(0.39)	10.97	10.56	2,337	1.22	(f)	1.22	(f)	3.83		76
0.00	(0.22)	10.29	9.19	2,360	1.27	(d)	1.27	(d)	2.76		239
0.00	(0.48)	9.63	5.13	1,355	1.30		1.30		0.96		371
0.00	(0.69)	9.63	34.07	135	1.30		1.30		0.47		287
0.00	0.00	7.71	(2.41)	10	1.30	*	1.30	*	(16.53	) *	282

(e) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(f) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.125%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 9.25%.

(i) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 6.38%.

Semiannual Report	September 30, 2007	95

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class R
09/30/2007+	$10.43	$0.23	$0.06	$0.29	$(0.23)	$0.00
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

96	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.49	2.83%	$387,200	1.17	%*	1.15	%*	4.46	%*	122%
0.00	(0.47)	10.43	5.57	336,612	1.15		1.15		4.11		257
(0.02)	(0.44)	10.33	1.92	220,703	1.15		1.15		3.43		325
0.00	(0.52)	10.57	1.35	104,680	1.15		1.15		1.76		470
0.00	(0.42)	10.94	5.42	31,079	1.15		1.15		1.69		273
0.00	(0.08)	10.79	1.90	2,099	1.15	*	1.15	*	2.91	*	234

Semiannual Report	September 30, 2007	97

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Assets:
Investments, at value	$0	$4,230,729	$7,885,263
Investments in Affiliates, at value	13,268,216	0	0
Repurchase agreements, at value	10,245	0	0
Cash	3,939	5,392	7,211
Foreign currency, at value	0	23,070	14,332
Receivable for investments sold	0	1,561,195	408,411
Receivable for investments in Affiliates sold	11,826	0	0
Receivable for investments sold on a delayed-delivery basis	0	105,106	0
Receivable for Fund shares sold	22,603	3,349	9,744
Interest and dividends receivable	0	34,477	118,845
Interest and dividends receivable from Affiliates	37,337	0	0
Variation margin receivable	0	1,470	4,459
Manager reimbursement receivable	572	0	0
Swap premiums paid	0	59,550	9,215
Unrealized appreciation on foreign currency contracts	0	25,791	9,037
Unrealized appreciation on swap agreements	0	71,970	23,198
Other assets	0	0	0
	13,354,738	6,122,099	8,489,715

Liabilities:
Payable for the reverse repurchase agreements	$0	$228,679	$0
Payable for investments purchased	0	1,039,650	1,162,708
Payable for investments in Affiliates purchased	62,562	0	0
Payable for investments purchased on a delayed-delivery basis	0	1,100,181	0
Payable for short sales	0	1,068,817	0
Payable for Fund shares redeemed	18,578	5,890	13,869
Dividends payable	0	1,456	7,087
Overdraft due to custodian	0	0	0
Written options outstanding	0	26,431	42,130
Accrued investment advisory fee	1,680	457	1,306
Accrued administration fee	1,310	527	1,535
Accrued distribution fee	827	55	658
Accrued servicing fee	593	88	382
Variation margin payable	0	1,888	3,895
Swap premium received	0	50,452	13,169
Unrealized depreciation on foreign currency contracts	0	71,456	16,375
Unrealized depreciation on swap agreements	0	46,970	31,737
Other liabilities	0	3	0
	85,550	3,643,000	1,294,851

Net Assets	$13,269,188	$2,479,099	$7,194,864

Net Assets Consist of:
Paid in capital	$12,948,226	$2,541,683	$7,327,789
Undistributed (overdistributed) net investment income	73,300	(51,210)	(34,928)
Accumulated undistributed net realized (loss)	(231,660)	(97,374)	(108,296)
Net unrealized appreciation (depreciation)	479,322	86,000	10,299
	$13,269,188	$2,479,099	$7,194,864

Net Assets:
Class R	$208	$4,570	$16,426
Other Classes	13,268,980	2,474,529	7,178,438

Shares Issued and Outstanding:
Class R	16	453	1,696

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$13.00	$10.09	$9.69

Cost of Investments Owned	$0	$4,099,568	$7,863,220
Cost of Investments in Affiliates Owned	$12,788,894	$0	$0
Cost of Repurchase Agreements Owned	$10,245	$0	$0
Cost of Foreign Currency Held	$0	$22,873	$13,863
Proceeds Received on Short Sales	$0	$1,066,737	$0
Premiums Received on Written Options	$0	$21,914	$41,707

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2007

Income Fund	Low Duration Fund	Real Return Fund	Short- Term Fund	StocksPLUS® Fund	Total Return Fund

$150,100	$9,773,281	$22,075,176	$4,788,927	$1,029,002	$114,007,265
0	0	0	0	0	0
0	0	0	0	0	0
4	55	49,250	5,749	0	31,882
6	69,607	138,604	10,131	6,936	351,900
35,003	778,448	6,201,126	766,543	18,991	5,749,309
0	0	0	0	0	0
0	0	124,455	0	0	268
5,874	63,334	64,816	4,773	233	345,504
531	41,401	114,594	11,695	5,256	698,464
0	0	0	0	0	0
0	5,828	3,018	9,615	6,621	40,589
91	0	0	0	0	0
221	17,428	77,371	9,231	2,601	253,888
0	55,681	20,302	7,602	7,479	448,557
770	6,588	97,334	1,614	2,974	378,844
0	0	5,640	1	0	2
192,600	10,811,651	28,971,686	5,615,881	1,080,093	122,306,472

$39,326	$0	$109,151	$0	$0	$2,969,604
39,880	263,206	5,242,690	1,404,992	16,149	5,746,189
0	0	0	0	0	0
0	206,827	6,635,120	0	0	587,027
20,028	525,625	5,258,700	171,368	8,816	4,318,822
30	63,619	26,131	26,490	8,410	291,348
6	3,396	3,735	916	0	46,547
0	0	0	0	1,487	0
1	23,644	32,460	9,694	2,084	736,862
6	1,782	2,108	762	228	19,535
7	1,526	2,516	651	220	16,659
0	297	948	341	55	6,067
0	399	1,031	77	49	3,449
3	12,329	601	9,312	11,310	92,024
46	577	54,929	1,280	432	288,391
20	9,292	23,291	2,074	2,196	133,834
792	7,120	65,875	7,916	1,485	141,165
0	0	0	0	0	53
100,145	1,119,639	17,459,286	1,635,873	52,921	15,397,576

$92,455	$9,692,012	$11,512,400	$3,980,008	$1,027,172	$106,908,896

$92,641	$9,964,807	$11,798,420	$4,017,462	$1,059,313	$107,101,060
41	(6,821)	7,189	4,603	27,731	(183,638)
(590)	(363,348)	(560,712)	(37,074)	(117,358)	(1,671,769)
363	97,374	267,503	(4,983)	57,486	1,663,243
$92,455	$9,692,012	$11,512,400	$3,980,008	$1,027,172	$106,908,896

$10	$9,141	$67,568	$952	$2,646	$387,200
92,445	9,682,871	11,444,832	3,979,055	1,024,526	106,521,696

1	910	6,204	96	227	36,896

$9.95	$10.04	$10.89	$9.93	$11.63	$10.49

$149,703	$9,816,550	$21,853,814	$4,794,403	$1,027,535	$113,694,746
$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0
$6	$67,911	$136,981	$9,965	$6,800	$347,921
$20,044	$525,551	$5,251,615	$169,603	$8,823	$4,278,569
$1	$17,949	$31,031	$5,924	$1,389	$522,940

Semiannual Report	September 30, 2007	99

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	All Asset Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$185	$53,525	$272,582
Dividends	0	168	1,396
Dividends from Affiliate investments	355,885	0	0
Miscellaneous income	1	90	362
Total Income	356,071	53,783	274,340

Expenses:
Investment advisory fees	11,143	3,140	8,910
Administration fees	8,934	3,659	10,559
Distribution fees - Class R	0	6	21
Servicing fees - Class R	0	6	21
Distribution and/or servicing fees - Other Classes	9,920	1,016	7,480
Trustees’ fees	0	4	12
Organization costs	0	0	0
Interest expense	2	616	342
Miscellaneous expense	0	3	7
Total Expenses	29,999	8,450	27,352
Reimbursement by Manager	(1,814)	0	0
Net Expenses	28,185	8,450	27,352

Net Investment Income	327,886	45,333	246,988

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	(44,482)	51,476
Net realized gain on Affiliate investments	7,926	0	0
Net realized gain (loss) on futures contracts, written options and swaps	0	(24,909)	(2,646)
Net realized gain (loss) on foreign currency transactions	0	(22,072)	(4,730)
Net change in unrealized appreciation (depreciation) on investments	0	92,190	(205,115)
Net change in unrealized appreciation on Affiliate investments	219,084	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	29,871	1,341
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(54,481)	(5,376)
Net Gain (Loss)	227,010	(23,883)	(165,050)

Net Increase in Net Assets Resulting from Operations	$554,896	$21,450	$81,938

* Foreign tax withholding	$0	$25	$0

100	PIMCO Funds	See Accompanying Notes

Income Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Fund

$1,643	$256,425	$435,993	$108,251	$27,704	$2,910,057
0	2,051	111	403	179	15
0	0	0	0	0	0
0	195	89	58	18	3,077
1,643	258,671	436,193	108,712	27,901	2,913,149

44	12,320	14,360	5,013	1,544	128,741
35	10,485	17,155	4,299	1,491	110,495
0	10	77	1	3	440
0	10	77	1	3	440
1	4,712	13,495	2,663	734	63,001
0	17	20	7	2	178
92	0	0	0	0	0
524	0	349	0	0	8,070
0	10	11	4	0	100
696	27,564	45,544	11,988	3,777	311,465
(100)	0	0	0	0	0
596	27,564	45,544	11,988	3,777	311,465

1,047	231,107	390,649	96,724	24,124	2,601,684

(373)	(4,676)	(120,577)	(3,269)	(539)	(383,419)
0	0	0	0	0	0
(229)	(25,244)	(55,619)	1,032	10,704	(471,916)
4	8,023	(15,732)	1,288	(357)	62,039
413	(18,396)	156,105	(11,855)	(2,326)	226,884
0	0	0	0	0	0
(20)	84,372	10,584	(935)	47,205	945,458
(28)	44,584	(2,476)	5,344	5,630	269,356
(233)	88,663	(27,715)	(8,395)	60,317	648,402

$814	$319,770	$362,934	$88,329	$84,441	$3,250,086

$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2007	101

Statements of Changes in Net Assets

	All Asset Fund		Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$327,886	$712,644	$45,333	$82,712
Net realized gain (loss)	0	0	(91,463)	36,223
Net realized gain (loss) on Affiliate investments	7,926	(247,441)	0	0
Net capital gain distributions received from Underlying Funds	0	38,870	0	0
Net change in unrealized appreciation (depreciation)	0	0	67,580	(27,122)
Net change in unrealized appreciation on Affiliate investments	219,084	394,458	0	0
Net increase resulting from operations	554,896	898,531	21,450	91,813

Distributions to Shareholders:
From net investment income
Class R	(4)	(1)	(66)	(101)
Other Classes	(313,188)	(681,136)	(43,153)	(70,394)
From net realized capital gains
Class R	0	0	0	(80)
Other Classes	0	(35,355)	0	(48,183)
Tax basis return of capital
Class R	0	0	0	(9)
Other Classes	0	0	0	(5,097)

Total Distributions	(313,192)	(716,492)	(43,219)	(123,864)

Fund Share Transactions:
Receipts for shares sold
Class R	170	25	738	2,523
Other Classes	1,561,651	3,530,389	436,335	1,018,418
Issued as reinvestment of distributions
Class R	4	1	64	184
Other Classes	279,506	622,838	34,159	108,563
Cost of shares redeemed
Class R	(6)	0	(1,044)	(1,816)
Other Classes	(1,352,389)	(3,194,556)	(535,939)	(953,497)
Net increase (decrease) resulting from Fund share transactions	488,936	958,697	(65,687)	174,375

Fund Redemption Fee	39	214	37	86

Total Increase (Decrease) in Net Assets	730,679	1,140,950	(87,419)	142,410

Net Assets:
Beginning of period	12,538,509	11,397,559	2,566,518	2,424,108
End of period*	$13,269,188	$12,538,509	$2,479,099	$2,566,518

* Including undistributed (overdistributed) net investment income of:	$73,300	$58,606	$(51,210)	$(53,324)

102	PIMCO Funds	See Accompanying Notes

High Yield Fund		Income Fund		Low Duration Fund		Real Return Fund		Short-Term Fund

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Period from March 30, 2007 to March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$246,988	$484,660	$1,047	$0	$231,107	$493,735	$390,649	$444,545	$96,724	$166,927
44,100	42,747	(598)	8	(21,897)	(146,776)	(191,928)	(79,479)	(949)	(13,593)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
(209,150)	82,290	365	(2)	110,560	205,184	164,213	256,092	(7,446)	11,782
0	0	0	0	0	0	0	0	0	0
81,938	609,697	814	6	319,770	552,143	362,934	621,158	88,329	165,116

(559)	(894)	0	0	(177)	(544)	(1,824)	(1,573)	(13)	(28)
(253,362)	(482,897)	(1,006)	0	(233,911)	(501,286)	(367,374)	(432,313)	(96,866)	(163,790)

0	(9)	0	0	0	(1)	0	(403)	0	(2)
0	(4,694)	0	0	0	(1,373)	0	(88,218)	0	(9,315)

0	0	0	0	0	0	0	(63)	0	0
0	0	0	0	0	0	0	(14,672)	0	0

(253,921)	(488,494)	(1,006)	0	(234,088)	(503,204)	(369,198)	(537,242)	(96,879)	(173,135)

4,190	7,557	0	10	2,081	3,008	20,722	26,535	439	287
1,524,979	2,185,877	67,552	25,040	1,297,872	3,492,913	1,494,279	3,712,089	1,693,308	2,623,878

533	864	0	0	165	531	1,732	1,959	13	30
199,423	382,797	986	0	211,467	447,206	297,144	439,838	88,096	151,903

(4,252)	(5,419)	0	0	(4,488)	(7,690)	(14,375)	(26,833)	(130)	(309)
(1,823,753)	(2,544,026)	(947)	0	(2,456,131)	(5,476,533)	(2,206,007)	(6,445,036)	(1,517,056)	(2,807,776)
(98,880)	27,650	67,591	25,050	(949,034)	(1,540,565)	(406,505)	(2,291,448)	264,670	(31,987)

181	277	0	0	12	72	34	96	30	199

(270,682)	149,130	67,399	25,056	(863,340)	(1,491,554)	(412,735)	(2,207,436)	256,150	(39,807)

7,465,546	7,316,416	25,056	0	10,555,352	12,046,906	11,925,135	14,132,571	3,723,858	3,763,665
$7,194,864	$7,465,546	$92,455	$25,056	$9,692,012	$10,555,352	$11,512,400	$11,925,135	$3,980,008	$3,723,858

$(34,928)	$(27,995)	$41	$0	$(6,821)	$(3,840)	$7,189	$(14,262)	$4,603	$4,758

Semiannual Report	September 30, 2007	103

Statements of Changes in Net Assets  (Cont.)

	StocksPLUS® Fund		Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,124	$42,312	$2,601,684	$4,528,735
Net realized gain (loss)	9,808	59,696	(793,296)	(423,667)
Net change in unrealized appreciation	50,509	1,058	1,441,698	1,780,254
Net increase resulting from operations	84,441	103,066	3,250,086	5,885,322

Distributions to Shareholders:
From net investment income
Class R	(56)	(81)	(7,886)	(11,152)
Other Classes	(26,389)	(39,574)	(2,589,357)	(4,528,362)
From net realized capital gains
Class R	0	0	0	(1,028)
Other Classes	0	0	0	(359,650)

Total Distributions	(26,445)	(39,655)	(2,597,243)	(4,900,192)

Fund Share Transactions:
Receipts for shares sold
Class R	624	525	91,686	183,156
Other Classes	217,300	178,394	14,850,238	27,790,978
Issued as reinvestment of distributions
Class R	55	80	7,158	11,172
Other Classes	23,737	34,921	2,275,283	4,248,702
Cost of shares redeemed
Class R	(511)	(761)	(51,189)	(81,395)
Other Classes	(187,132)	(413,499)	(14,372,979)	(23,221,534)
Net increase (decrease) resulting from Fund share transactions	54,073	(200,340)	2,800,197	8,931,079

Fund Redemption Fee	3	14	617	1,037

Total Increase (Decrease) in Net Assets	112,072	(136,915)	3,453,657	9,917,246

Net Assets:
Beginning of period	915,100	1,052,015	103,455,239	93,537,993
End of period*	$1,027,172	$915,100	$106,908,896	$103,455,239

* Including undistributed (overdistributed) net investment income of:	$27,731	$30,052	$(183,638)	$(188,079)

104	PIMCO Funds	See Accompanying Notes

Statement of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	Income Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$814

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(264,245)
Proceeds from sales of long-term securities	184,715
Purchases of short-term portfolio investments, net	(49,814)
Increase in interest receivable	(522)
Increase in receivable for investments sold	(34,988)
Increase in manager reimbursement receivables	(91)
Increase in payable for investments purchased	19,113
Increase in management fee payable	6
Increase in administration fee payable	7
Payment from futures contracts transactions	(77)
Decrease in swap premiums received	(316)
Net amortization on investments	5
Proceeds from short sale transactions	20,044
Unrealized appreciation on investments	(365)
Net realized loss on currency	3
Net realized loss on investments	598
Net cash used for operating activities	(125,113)

Cash flows received from financing activities*:
Proceeds from shares sold	91,728
Payment on shares redeemed	(5,917)
Cash dividend paid*	(14)
Net borrowing from reverse repurchase agreements	39,326
Net cash received from financing activities	125,123

Net Increase in Cash	10

Cash:
Beginning of period	0
End of period	$10

* Reinvestment of dividends	$986

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class R of the nine funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a

106	PIMCO Funds

(Unaudited) September 30, 2007

commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the All Asset and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KRW	South Korean Won
AUD	Australian Dollar	KWD	Kuwaiti Dinar
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SAR	Saudi Riyal
HKD	Hong Kong Dollar	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the

Semiannual Report	September 30, 2007	107

Notes to Financial Statements  (Cont.)

securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds   Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding

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tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statements of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the

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Notes to Financial Statements  (Cont.)

termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period September 30, 2007, the High Yield Fund and Total Return Fund had $1,910,303 and $9,662,815, respectively, in unfunded loan commitments outstanding.

(t) Commodities Index-Linked/Structured Notes   The Funds may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Funds have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(u) Bridge Debt Commitments  At the period ended September 30, 2007, the High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Fund had $176,665,383, $21,130,339, $15,947,426, $23,921,139, $2,292,442, and $274,874,865, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(v) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities.

These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(w) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(x) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Funds on September 28, 2007. Management has evaluated the application of the Interpretation in relation to the Funds and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Funds for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

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In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Funds and will provide additional information in relation to the Statement on the Funds’ annual financial statements for the period ending March 31, 2008.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as sub-adviser to the All Asset Fund. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% for the All Asset Fund, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing cost.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes		Class D	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%		0.40%	0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%	0.45%
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%	0.40%
Income Fund	0.25%		0.20%	0.20%	0.40%		0.25%	0.40%
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%	0.35%
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%	0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.35%	(2)	0.25%	0.35%	(2)
StocksPLUS® Fund	0.30%	(3)	0.25%	0.25%	0.40%		0.40%	0.40%
Total Return Fund	0.25%		0.18%	0.18%	0.40%		0.25%	0.40%

(1)

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future periods, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2)	Effective October 1, 2007, the Fund’s administrative fee was reduced by 0.05% to 0.30 % per annum.
(3)	Effective October 1, 2007, the Fund’s advisor fee was reduced by 0.05% to 0.25 % per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2007.

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Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund, StocksPLUS® Fund	0.50%	0.25%
Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2007, AGID received $4,488,858 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund in the Trust, except for Money Market Fund, were subject to a redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. From October 1, 2006 to July 30, 2007, Redemption Fees were charged on shares redeemed or exchanged within 7 days, 30 days, or 60 days (depending on the length of the applicable Fund’s holding period) after their acquisition, including shares acquired through exchanges. Effective July 31, 2007, the holding periods for certain Funds were reduced to 7 days or 30 days, or were no longer subject to a Redemption Fee.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Income Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D	Class R
Income Fund	0.40%	0.65%	0.85%	—	1.60%	0.70%	1.10%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2007 were as follows (amount in thousands):

Fund Name	Recoverable Amount
Income Fund	$91

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$611	$0
Total Return Fund	140,344	0

The All Asset Fund invests substantially all of its assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset Fund. The following table shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value 03/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$49,701	$209,148	$0	$14,592	$267,148	$1,436	$0
Developing Local Markets Fund	1,221,284	602,051	0	136,388	1,908,192	37,549	0
Diversified Income Fund	580,299	145,802	109,096	(11,937)	603,556	18,027	(2,898)
Emerging Local Bond Fund	529,094	1,314,201	0	76,396	1,911,221	44,076	0
Emerging Markets Bond Fund	461,058	8,207	289,586	20,131	176,488	8,207	15,183
Floating Income Fund	3,443,175	1,056,941	1,503,946	(6,238)	2,951,033	94,499	(1,112)
Foreign Bond Fund (Unhedged)	38,736	719	0	2,108	40,620	719	0
Fundamental IndexPLUSTM Fund	313,027	158,415	75,843	15,781	413,012	2,044	1,756
Fundamental IndexPLUSTM TR Fund	447,319	2,182	97,863	28,736	374,170	2,182	(3,756)
GNMA Fund	87,196	4,096	0	512	90,830	2,230	0
High Yield Fund	351,417	434,697	294,724	15,460	500,046	11,062	8,342
Income Fund	20,000	49,118	0	(53)	69,065	591	0
International StocksPLUS® TR Strategy Fund (Unhedged)	53,301	1,353	0	4,347	57,884	1,353	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	498,838	10,318	0	30,324	517,419	10,318	0
Long-Term U.S. Government Fund	175,088	828,414	766,075	12,917	253,375	9,491	5,930
Low Duration Fund	410,057	74,776	438,775	428	42,012	2,844	(3,319)
Mortgage-Backed Securities Fund	160,921	10,924	0	(377)	171,269	3,987	0
Real Return Asset Fund	742,488	1,262,769	1,019,681	70,260	1,443,902	50,128	2,814
Real Return Fund	1,150,996	239,344	376,132	246	604,010	25,275	(5,946)
RealEstateRealReturn Strategy Fund	38,271	2,050	0	(6,572)	35,638	2,050	0
Short-Term Fund	29,788	586	7,424	(61)	22,874	585	(7)
Small Cap StocksPLUS® TR Fund	6,026	33	0	215	6,116	33	0
StocksPLUS® Fund	20,064	21,637	13,508	3,136	30,394	852	531
StocksPLUS® Total Return Fund	88,244	93,755	46,696	13,076	144,685	2,555	983
Total Return Fund	306,159	18,588	289,761	216	26,731	3,740	(12,970)
CommodityRealReturn Strategy Fund®	1,354,710	25,264	782,329	59,291	606,526	25,264	2,395
Totals	$12,577,257	$6,575,388	$6,111,439	$479,322	$13,268,216	$361,097	$7,926

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the

Semiannual Report	September 30, 2007	113

Notes to Financial Statements  (Cont.)

normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,575,388	$6,111,439
Foreign Bond Fund (U.S. Dollar-Hedged)	16,645,984	17,394,113	4,136,488	3,884,169
High Yield Fund	1,723,176	1,062,741	2,236,917	3,159,518
Income Fund	171,019	145,235	37,712	483
Low Duration Fund	5,213,004	4,345,584	776,236	803,278
Real Return Fund	49,022,203	44,529,054	1,290,356	374,584
Short-Term Fund	4,726,722	3,674,174	959,951	351,346
StocksPLUS® Fund	122,896	80,351	210,793	100,245
Total Return Fund	130,634,960	112,730,947	13,753,603	5,114,677

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Foreign Bond Fund (U.S. Dollar-Hedged)							High Yield Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in NZD	Premium	Notional Amount in $	Premium
Balance at 03/31/2007	0	$1,058,200	GBP	188,600	NZD	0	$15,700	$0	$0
Sales	5,541	858,600		0		66,492	13,351	1,782,700	41,707
Closing Buys	(650)	(266,800)		0		(12,600)	(2,114)	0	0
Expirations	(1,271)	(139,200)		(156,200)		(22,192)	(4,066)	0	0
Exercised	(3,144)	(9,000)		0		0	(957)	0	0
Balance at 09/30/2007	476	$1,501,800	GBP	32,400	NZD	31,700	$21,914	$1,782,700	$41,707

	Income Fund		Low Duration Fund
	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2007	$0	$0	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099
Sales	100	1	3,042	708,900		0		0	9,151
Closing Buys	0	0	(274)	(701,900)		0		0	(7,208)
Expirations	0	0	(1,874)	(581,900)		(21,300)		(37,000)	(8,093)
Exercised	0	0	0	0		0		0	0
Balance at 09/30/2007	$100	$1	2,768	$1,431,500	GBP	0	EUR	0	$17,949

	Real Return Fund			Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2007	6,610	$305,000	$5,303	$515,200	GBP	23,400	$6,406
Sales	4,802	1,381,000	31,740	438,200		0	4,384
Closing Buys	(312)	(305,000)	(3,069)	(339,800)		0	(3,971)
Expirations	(7,136)	0	(2,237)	(49,200)		(23,400)	(895)
Exercised	(2,666)	0	(706)	0		0	0
Balance at 09/30/2007	1,298	$1,381,000	$31,031	$564,400	GBP	0	$5,924

114	PIMCO Funds

(Unaudited) September 30, 2007

	StocksPLUS® Fund							Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2007	292	$92,400	GBP	11,200	EUR	3,000	$1,940	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127
Sales	1,972	44,700		0		0	1,869	245,063	23,534,700		0		0	341,557
Closing Buys	(58)	(35,200)		0		0	(768)	(49,874)	(14,851,900)		0		0	(171,880)
Expirations	(854)	(22,600)		(1,800)		(3,000)	(1,652)	(118,297)	(7,393,400)		(371,300)		(3,461,000)	(173,739)
Exercised	0	0		0		0	0	(10,873)	(996,000)		0		0	(7,125)
Balance at 09/30/2007	1,352	$79,300	GBP	9,400	EUR	0	$1,389	129,576	$41,715,900	GBP	0	EUR	0	$522,940

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	13	$170	2	$25	74	$738	247	$2,523
Other Classes	121,554	1,561,651	278,796	3,530,389	43,536	436,335	99,198	1,018,418
Issued as reinvestment of distributions
Class R	0	4	0	1	6	64	18	184
Other Classes	21,800	279,506	49,540	622,838	3,406	34,159	10,561	108,563
Cost of shares redeemed
Class R	0	(6)	0	0	(105)	(1,044)	(178)	(1,816)
Other Classes	(105,806)	(1,352,389)	(252,837)	(3,194,556)	(53,527)	(535,939)	(92,756)	(953,497)
Net increase (decrease) resulting from Fund share transactions	37,561	$488,936	75,501	$958,697	(6,610)	$(65,687)	17,090	$174,375

	High Yield Fund				Income Fund				Low Duration Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Period from 03/30/2007 to 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	429	$4,191	773	$7,557	0	$0	1	$10	210	$2,081	303	$3,008
Other Classes	158,107	1,524,978	223,928	2,185,877	6,786	67,552	2,504	25,040	131,195	1,297,872	352,332	3,492,913
Issued as reinvestment of distributions
Class R	55	533	88	864	0	0	0	0	17	165	53	531
Other Classes	20,531	199,423	39,231	382,797	99	986	0	0	21,387	211,467	45,091	447,206
Cost of shares redeemed
Class R	(439)	(4,252)	(555)	(5,419)	0	0	0	0	(453)	(4,488)	(774)	(7,690)
Other Classes	(187,041)	(1,823,753)	(261,076)	(2,544,026)	(95)	(947)	0	0	(248,546)	(2,456,131)	(552,893)	(5,476,533)
Net increase (decrease) resulting from Fund share transactions	(8,358)	$(98,880)	2,389	$27,650	6,790	$67,591	2,505	$25,050	(96,190)	$(949,034)	(155,888)	$(1,540,565)

	Real Return Fund				Short-Term Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	1,944	$20,722	2,461	$26,535	44	$439	28	$287
Other Classes	139,826	1,494,279	344,149	3,712,089	170,563	1,693,308	263,252	2,623,878
Issued as reinvestment of distributions
Class R	162	1,732	181	1,959	2	13	3	30
Other Classes	27,842	297,144	40,607	439,838	8,879	88,096	15,232	151,903
Cost of shares redeemed
Class R	(1,347)	(14,375)	(2,491)	(26,833)	(13)	(130)	(31)	(309)
Other Classes	(206,341)	(2,206,007)	(596,408)	(6,445,036)	(152,885)	(1,517,056)	(281,531)	(2,807,776)
Net increase (decrease) resulting from Fund share transactions	(37,914)	$(406,505)	(211,501)	$(2,291,448)	26,590	$264,670	(3,047)	$(31,987)

Semiannual Report	September 30, 2007	115

Notes to Financial Statements  (Cont.)

	StocksPLUS® Fund				Total Return Fund
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class R	54	$624	49	$525	8,910	$91,686	17,679	$183,156
Other Classes	18,888	217,300	16,770	178,394	1,444,516	14,850,238	2,680,597	27,790,978
Issued as reinvestment of distributions
Class R	5	55	8	80	695	7,158	1,076	11,172
Other Classes	2,049	23,737	3,277	34,921	220,816	2,275,283	409,251	4,248,702
Cost of shares redeemed
Class R	(45)	(511)	(73)	(761)	(4,975)	(51,189)	(7,864)	(81,395)
Other Classes	(16,303)	(187,132)	(38,914)	(413,499)	(1,399,565)	(14,372,979)	(2,243,257)	(23,221,534)
Net increase (decrease) resulting from Fund share transactions	4,648	$54,073	(18,883)	$(200,340)	270,397	$2,800,197	857,482	$8,931,079

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders – including certain funds of PIMCO Funds and other funds managed by PIMCO – were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. Subsequent to the date of this report, in October 2007, the PIMCO High Yield Fund was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the

116	PIMCO Funds

(Unaudited) September 30, 2007

co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to the tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
All Asset Fund	$504,560	$(25,238)	$479,322
Foreign Bond Fund (U.S. Dollar-Hedged)	159,559	(28,398)	131,161
High Yield Fund	128,444	(106,401)	22,043
Income Fund	755	(358)	397
Low Duration Fund	31,315	(74,584)	(43,269)
Real Return Fund	265,680	(44,318)	221,362
Short-Term Fund	17,634	(23,111)	(5,477)
StocksPLUS® Fund	6,779	(5,312)	1,467
Total Return Fund	1,271,105	(958,586)	312,519

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Certain Funds are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Total Return Fund incurred $11,144,378 in CPMF and FTT costs.

Semiannual Report	September 30, 2007	117

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

118	PIMCO Funds

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2008. The Board also considered and approved the renewal of the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates LLC (“RALLC”), on behalf of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements and Asset Allocation Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management and administrative services to the Funds.

B.	Review Process

In connection with the renewal of the Agreements and Asset Allocation Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements and the Asset Allocation Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 13, 2007 meeting. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements and Asset Allocation Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended June 30, 2007 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2007 (the “Lipper Report”). Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Funds under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

Semiannual Report	September 30, 2007	119

Approval of Renewal of Investment Advisory Contract, Administration Agreement and Asset Allocation Sub-Advisory Agreements  (Cont.)

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13, 2007 meeting. The Board noted that most of the Institutional Class shares of the Funds of the Trust had generally and fairly consistently outperformed their respective benchmarks over the five- and ten-year periods.

The Board noted that some of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis and/or underperformed their peer groups over the shorter term (one- and three-year periods). The Board considered that certain of the Funds’ underperformance was slight, and that some of the Funds underperforming their benchmark and/or peer group for a given period had outperformed such benchmarks and/or peer groups during other periods. The Board discussed the possible reasons for the underperformance of certain Funds with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future. The Board also took note of PIMCO’s proposal to reduce the advisory fees for the European StocksPLUS TR Strategy, Far-East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy (U.S. Dollar-Hedged), International StocksPLUS TR Strategy (Unhedged), Japanese StocksPLUS TR Strategy, Small Cap StocksPLUS TR, StocksPLUS, StocksPLUS Total Return, StocksPLUS TR Short Strategy, and StocksPLUS Municipal-Backed Funds.

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Funds. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, and do not include as many subsets as the Funds offer, and, therefore, comparisons between certain of the Funds and their so-called peers may lead to inaccurate assessments of performance. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that may justify different levels of fees.

The Board also considered the Funds’ Administrative Fees, comparing them to similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified Administrative Fees with the fees paid by other funds for administrative services alone. The Board noted that the unified Administrative Fee leads to a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute of the Funds and has been well-received by both institutional and retail investors. The Board concluded that the Funds’ Administrative Fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board compared the Funds’ total expenses to other funds in the Expense Groups provided by Lipper and found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on certain Funds in prior years. The Board also noted PIMCO’s proposal to reduce the advisory fees for certain Funds, as discussed above, and the administrative fees for the retail classes of several Funds (California Intermediate Municipal Bond, California Short Duration

120	PIMCO Funds

Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds). The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Funds, is reasonable and renewal of the Agreements and the Asset Allocation Agreements will likely benefit the Funds and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board reviewed the history of the Funds’ fee structure, noting that the unified administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that PIMCO was reducing the advisory fees on several Funds and the administrative fees for the retail classes of several Funds. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored renewal of the Agreements and the Asset Allocation Agreements. The Board concluded that the Agreements and the Asset Allocation Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Funds, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2007	121

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, OA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 9/30/07. Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2007. For information about any product, contact your financial advisor.         AZ060SA_19356

Semiannual Report September 30, 2007

Private Account Portfolio Series

Asset-Backed Securities Portfolio

Developing Local Markets Portfolio

Emerging Markets Portfolio

High Yield Portfolio

International Portfolio

Investment Grade Corporate Portfolio

Mortgage Portfolio

Municipal Sector Portfolio

Real Return Portfolio

Short-Term Portfolio

Short-Term Portfolio II

U.S. Government Sector Portfolio

The Portfolios issue shares only in private

placement transactions in accordance

with Regulation D or other applicable

exemptions under the Securities Act of

1933, as amended (the “Securities Act”).

The enclosed Semiannual Report is not

an offer to sell, or a solicitation of any

offer to buy, any security to the public

within the meaning of the Securities Act.

		Page

Chairman’s Letter		1
Important Information About the Portfolios		2
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		26
Statements of Cash Flows		29
Notes to Financial Statements		111
Privacy Policy		121
Approval of Renewal of the Investment Advisory Contract and Administrative Agreement		122

FUND	Fund Summary	Schedule of Investments

Asset-Backed Securities Portfolio	4	30
Developing Local Markets Portfolio	5	39
Emerging Markets Portfolio	6	46
High Yield Portfolio	7	51
International Portfolio	8	57
Investment Grade Corporate Portfolio	9	63
Mortgage Portfolio	10	71
Municipal Sector Portfolio	11	80
Real Return Portfolio	12	82
Short-Term Portfolio	13	88
Short-Term Portfolio II	14	98
U.S. Government Sector Portfolio	15	104

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the semiannual report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds. At the end of the six-month reporting period on September 30, 2007, the Portfolios’ net assets stood at over $35 billion.

Highlights of the financial markets during the six-month period include:

■

Financial markets were generally driven by credit concerns brought on by the subprime mortgage crisis in the U.S. and its effects on worldwide liquidity. Global central bank focus in the early part of the period remained on inflation’s risks, but shifted in August as the European Central Bank, the Federal Reserve and other central banks added billions of dollars into the banking system to help restore liquidity to global credit markets. Then, the Federal Reserve reduced the discount rate (the interest rate charged to commercial banks and other depository institutions) by 0.50% from 6.25% to 5.75%.

■

By September, the Federal Reserve reduced the Federal Funds Rate by a larger than expected 0.50% from 5.25% to 4.75%, while also reducing the discount rate by an additional 0.50% from 5.75% to 5.25%. These actions, representing the first reduction in the Federal Funds Rate since 2003, were intended to forestall harm to the broader U.S. economy potentially stemming from declining U.S. residential property values and ongoing liquidity issues in the credit markets.

■

Government bonds in developed economies fared well amid turbulent markets with U.S. Treasuries performing better than most other sovereign credits. After first moving up in yield, the yield on the benchmark ten-year U.S. Treasury decreased by 0.06% to end the period at 4.59%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 2.31% for the period.

■

Returns of high-quality mortgage-backed securities (“MBS”) lagged U.S. Treasuries on a like-duration basis, though high-quality MBS fared better than more credit-driven corporate and asset-backed securities. Mortgage yield premiums widened in an environment of heightened volatility and renewed fears about subprime mortgage credit sparked a flight-to-quality, as investors avoided spread products in favor of U.S. Treasuries.

■

Emerging market returns were volatile amid the turmoil in U.S. and global capital markets. While holdings of U.S. dollar-denominated emerging market bonds lagged U.S. Treasuries amid the flight-to-quality later in the period, holdings of locally issued emerging market bonds outpaced U.S. dollar-denominated emerging market bonds, as the U.S. dollar generally weakened against emerging market currencies.

On October 31, 2007, the Federal Reserve further reduced the Federal Funds Rate by 0.25% from 4.75% to 4.50% due to continuing weakness in the financial markets brought on by declining U.S. residential property values and ongoing liquidity issues in the credit markets. This was the second reduction in the Federal Funds Rate since 2003.

On the following pages, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

November 9, 2007

Semiannual Report	September 30, 2007	1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk and short sale risk. A complete description of these and other risks are contained in the Portfolios’ offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semiannual Report, the Average Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

2	PIMCO Funds	Private Account Portfolio Series

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2007 to September 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses, and interest expense.

Semiannual Report	September 30, 2007	3

Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Asset-Backed Securities	33.6%
U.S. Government Agencies	32.0%
Mortgage-Backed Securities	25.4%
Short-Term Instruments	5.9%
Corporate Bonds & Notes	2.7%
Other	0.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (10/31/00)
Asset-Backed Securities Portfolio	3.54%	7.01%	4.43%	6.89%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	2.98%
Lehman Brothers Asset-Backed Securities Index	1.55%	4.12%	3.49%	5.56%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,035.35	$1,018.70
Expenses Paid During Period†	$6.41	$6.36

† Expenses are equal to the Portfolio’s net annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»

Duration positioning detracted from performance. The Portfolio’s duration positioning was above that of the Portfolio’s benchmark early in the period, as the 10-year U.S. Treasury yield rose, and was below that of the Portfolio’s benchmark later in the period, as the 10-year U.S. Treasury yield declined.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»	An overweight to manufactured housing asset-backed securities (“ABS”) benefited performance as this was the best performing ABS sector during the period.

»	Exposure to corporate bonds detracted from performance as they lagged ABS during the period.

»	Positions in floating rate ABS also detracted from returns as they underperformed fixed-rate issues.

»	An allocation to Agency mortgage-backed securities added to returns as they outperformed ABS during the period.

4	PIMCO Funds	Private Account Portfolio Series

Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	49.8%
Corporate Bonds & Notes	22.8%
Foreign Currency-Denominated Issues	8.2%
Mortgage-Backed Securities	7.1%
Asset-Backed Securities	4.9%
Other	7.2%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Portfolio Inception (07/30/04)**
Developing Local Markets Portfolio	9.16%	18.01%	12.93%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	3.84%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	8.75%	18.57%	12.17%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,081.01	$1,024.27
Expenses Paid During Period†	$0.94	$0.60

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Developing Local Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development economies for the past five consecutive years.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

»	An underweight to Hong Kong benefited performance as the Hong Kong sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the six-month period.

»	An underweight to Argentina helped returns as the Argentina sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) over the reporting period.

»

An underweight in Turkey detracted from performance. Turkey posted strong returns, as the Turkish currency appreciated against the U.S. dollar over the six-month period. High domestic interest rates in Turkey also provided an attractive carry (the differential in short-term rates between the U.S. and the underlying country) during the period.

»	An underweight to Hungary detracted from performance as the Hungarian forint appreciated versus the U.S. dollar for the period.

»	An overweight to Russia detracted from performance as the Russia sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) for the period.

Semiannual Report	September 30, 2007	5

Emerging Markets Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Short-Term Instruments	65.3%
Brazil	20.5%
United States	5.5%
Mexico	2.4%
Russia	1.2%
Other	5.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/03/98)**
Emerging Markets Portfolio	1.87%	8.52%	15.58%	12.33%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.57%
Emerging Markets Sector Fund Index	2.09%	8.31%	12.67%	9.79%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/03/98. Index comparisons began on 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,065.34	$1,024.22
Expenses Paid During Period†	$0.67	$0.65

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

»	An overweight position in Brazil local instruments benefited performance as they outperformed emerging markets external debt during the period.

»	An underweight to Venezuela helped relative performance as Venezuela underperformed the overall emerging markets sector during the period.

»	An underweight position in Russia detracted from relative performance as Russia outperformed the overall emerging markets sector during the period.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar during the period.

»	An off-benchmark allocation to emerging local markets helped performance as emerging markets (EM) local bonds outperformed EM external debt during the period.

»	An underweight to Turkey detracted from performance as Turkey outperformed the overall emerging markets sector during the period.

6	PIMCO Funds	Private Account Portfolio Series

High Yield Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Industrials	45.8%
Short-Term Instruments	19.4%
Banking & Finance	12.2%
Utilities	8.9%
U.S. Treasury Obligations	5.8%
Other	7.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (12/08/00)**
High Yield Portfolio	3.06%	9.39%	13.22%	7.30%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	2.94%
Merrill Lynch U.S. High Yield, BB-B Rated Index	0.95%	7.35%	11.12%	8.15%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 12/08/00. Index comparisons began on 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,030.59	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below-investment grade but rated at least B by Moody’s or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

An overweight to the healthcare sector, which outperformed the overall high-yield market, and a concentration to the middle-quality tier within the sector, which led the momentum, was a significant contributor to relative performance.

»	As home construction and real estate bonds underperformed, an underweight to both industry categories benefited performance.

»	A lower-than-index weight to the gaming sector added to returns as these bonds underperformed the overall high-yield market, led downward by lower-rated bonds.

»	Security selection in the consumer cyclical sector detracted from performance, where auto loans underperformed auto manufacturers and the broader consumer cyclical sector.

»	An underweight to the lodging sector detracted from relative performance, as the sector has seen a strong rebound for most of 2007, coming off last year’s lows.

»	Exposure to high-yield bank loans, which came under considerable pressure in the latter half of the period and underperformed bonds, detracted from performance.

Semiannual Report	September 30, 2007	7

International Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

United States	51.2%
Commercial Paper	32.3%
Repurchase Agreements	6.0%
France Treasury Bills	2.9%
Other	7.6%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)**
International Portfolio	1.70%	2.39%	7.68%	7.01%	8.16%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.65%	4.30%
JPMorgan GBI Global ex-US Index Hedged in USD	2.00%	3.54%	4.08%	5.85%	7.00%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 12/13/89. Index comparisons began on 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.03	$1,024.40
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”).

»	A focus on near maturities in the U.K. was positive for returns as the yield curve steepened.

»	An underweight to European interest rates in the second half of the period detracted from returns as yields rose.

»	Emerging market currency exposure added to returns as these currencies outperformed the U.S. dollar.

»	A U.K. swap spread tightening bias, most notably at the front end, detracted from returns as U.K. swap spreads widened significantly.

8	PIMCO Funds	Private Account Portfolio Series

Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Banking & Finance	48.1%
Industrials	27.0%
Utilities	16.2%
Short-Term Instruments	6.0%
U.S. Treasury Obligations	1.3%
Other	1.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (01/26/00)**
Investment Grade Corporate Portfolio	2.13%	6.82%	10.64%	9.29%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.26%
Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	0.98%	4.00%	5.39%	6.83%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 01/26/00. Index comparisons began on 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,021.27	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, or swap agreements.

»	An overweight to U.S. duration added to performance as U.S. interest rates ended September lower than where they had been six months earlier.

»	The Portfolio’s yield curve flattening bias during the first four months of the period in the U.S. detracted from returns.

»

An emphasis on AA- rated bonds benefited performance as they outperformed all lower-quality tiers. However, a small allocation to below investment-grade bonds hindered returns as high-yield bonds underperformed high-grade bonds.

»	Below-index exposure to finance company bonds benefited performance as this sector underperformed the corporate market.

»	An above-index position in the banking sector detracted from returns as the banking sub-sector group lagged the corporate market.

»	An underweight to homebuilders benefited performance as the sector underperformed.

»	A below-index allocation to consumer non-cyclical bonds detracted from returns as the sector outperformed the broader market during the six-month period.

Semiannual Report	September 30, 2007	9

Mortgage Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	87.8%
Short-Term Instruments	4.6%
Mortgage-Backed Securities	4.3%
Asset-Backed Securities	2.6%
U.S. Treasury Obligations	0.6%
Other	0.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
Mortgage Portfolio	2.16%	5.40%	4.53%	7.04%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.26%
Lehman Brothers Mortgage Index	2.08%	5.33%	4.13%	6.28%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,021.55	$1,019.40
Expenses Paid During Period†	$5.66	$5.65

† Expenses are equal to the Portfolio’s net annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»	Duration positioning above that of the Portfolio’s benchmark benefited returns as the 10-year U.S. Treasury yield declined from 4.64% to 4.59%.

»	A curve steepening bias added to returns as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield over the period.

»

An overweight to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as they lagged the broader index.

»	An emphasis on 30-year conventional 5% pass-throughs detracted from performance as they lagged most other major coupons.

»	An overweight to 15-year conventional 5% pass-throughs also detracted from returns as they were the worst performing major 15-year coupon during the period.

»	Exposure to adjustable-rate mortgages added to returns as they outperformed fixed-rate mortgages.

10	PIMCO Funds	Private Account Portfolio Series

Municipal Sector Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

California	20.0%
Texas	25.9%
Short-Term Instruments	7.7%
New York	5.4%
Other	41.0%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (08/21/00)**
Municipal Sector Portfolio	-1.53%	1.26%	4.23%	5.78%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.05%
Lehman Brothers Long Municipal Bond Index	-0.70%	1.86%	5.14%	6.58%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 08/21/00. Index comparisons began on 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00		$1,000.00
Ending Account Value (09/30/07)	$1,028.37		$1,017.26
Expenses Paid During Period(a)	7.72	(c)	7.67	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rate Notes(b)	$0.25		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 1.53% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $7.47 for Actual Performance and $7.42 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in an inverse floating rate transaction accounted for as a secured borrowing. Refer to Note 2(m) in the Notes to Financial Statements for additional information regarding inverse floating rate transactions.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“municipal securities”), or in instruments that provide exposure to the municipal securities sector, such as options, futures contracts, or swap agreements.

»	The Portfolio’s average credit quality was AA at the end of the six-month period versus the benchmark’s average of AA1/AA2.

»

Municipal securities underperformed U.S. Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 1.15%, while the Lehman Brothers Aggregate and the Lehman Brothers Treasury Indices returned 2.31% and 3.36%, respectively.

»

The Portfolio’s effective duration was managed below that of its benchmark throughout the period, which was positive for performance, as municipal yields increased across intermediate and longer maturities.

»	Exposure to tobacco-securitized municipals was negative for performance as these bonds declined during the period.

Semiannual Report	September 30, 2007	11

Real Return Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Treasury Obligations	57.7%
U.S. Government Agencies	37.1%
Corporate Bonds & Notes	2.1%
Short-Term Instruments	1.2%
Foreign Currency-Denominated Issues	1.0%
Other	0.9%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/28/00)**
Real Return Portfolio	3.86%	4.80%	5.81%	8.69%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.18%
Lehman Brothers U.S. TIPS Index	3.75%	4.97%	5.36%	7.74%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,038.64	$1,024.75
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»

Overweighting Treasury Inflation-Protected Securities (“TIPS”) versus nominal bonds in the second half of the period added to performance, while an emphasis on U.S. nominal bonds versus TIPS in the first half of the period slightly detracted from performance as TIPS outperformed nominal bonds over the full period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the two-year U.S. Treasury yield declined more than the 30-year yield over the period, driven in part by an interest rate reduction by the Federal Reserve.

»	A U.K. nominal yield curve steepening bias added to performance as the two-year U.K. Gilt yield declined while the 30-year yield rose over the period.

»	An emphasis on nominal bonds in Europe versus inflation-linked bonds (“ILBs”) detracted from performance as ILBs outperformed their nominal counterparts.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened, driven by increased volatility and a flight to quality.

»	Holdings of Australian nominal bonds detracted from performance as yields on ten-year Australian government bonds rose.

12	PIMCO Funds	Private Account Portfolio Series

Short-Term Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

Mortgage-Backed Securities	34.6%
U.S. Government Agencies	32.9%
Asset-Backed Securities	15.6%
Corporate Bonds & Notes	15.2%
Short-Term Instruments	1.6%
Other	0.1%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/20/00)**
Short-Term Portfolio	1.70%	4.62%	3.34%	4.24%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.18%
3 Month LIBOR Index	2.72%	5.51%	3.21%	3.52%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/20/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,017.05	$1,022.40
Expenses Paid During Period†	$2.62	$2.63

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

»	A curve-steepening strategy, with an emphasis on short maturities and an underweight to longer-maturity bonds, helped performance as the yield curve steepened.

»

Exposure to mortgage-backed securities was the primary detractor from performance as mortgages underperformed like-duration U.S. Treasuries. Strategies that were intended to hedge out the embedded interest rate risk reduced benefits from lowered yields.

»	Exposure to spread sensitive sectors, including corporates and asset-backed securities, delivered negative returns, which detracted from performance over the six-month period.

Semiannual Report	September 30, 2007	13

Short-Term Portfolio II

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	31.9%
Corporate Bonds & Notes	27.7%
Asset-Backed Securities	18.3%
Mortgage-Backed Securities	15.0%
Short-Term Instruments	3.8%
Other	3.3%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	Portfolio Inception (03/17/03)**
Short-Term Portfolio II	2.64%	5.34%	3.52%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.99%
3 Month LIBOR Index	2.72%	5.51%	3.40%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 03/17/03. Index comparisons began on 03/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,026.42	$1,024.40
Expenses Paid During Period†	$0.61	$0.61

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-index duration benefited returns as U.S. yields declined across the yield curve, partly due to the Federal Reserve’s 0.50% reduction of the Federal Funds Rate in September.

»	A curve-steepening strategy, with an emphasis on short maturities and an underweight to longer-maturity bonds, helped performance as the yield curve steepened.

»	Exposure to mortgage-backed securities detracted from performance as mortgages underperformed like-duration U.S. Treasuries.

»	Exposure to spread sensitive sectors, including corporates, emerging markets, and asset-backed securities, delivered negative returns and detracted from performance over the six-month period.

»	Foreign currency positions delivered positive price returns as the U.S. dollar depreciated against major currencies, which benefited performance.

14	PIMCO Funds	Private Account Portfolio Series

U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2007

Allocation Breakdown*

U.S. Government Agencies	23.0%
Asset-Backed Securities	20.7%
U.S. Treasury Obligations	19.0%
Mortgage-Backed Securities	18.9%
Corporate Bonds & Notes	12.7%
Short-Term Instruments	3.3%
Other	2.4%
*	% of Total Investments as of 09/30/2007

$5,000,000 invested at the beginning of the first full month following the inception date.

Average Annual Total Return for the period ended September 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (01/31/00)
U.S. Government Sector Portfolio	5.93%	8.86%	4.10%	8.08%
Citigroup 3-Month Treasury Bill Index	2.44%	5.01%	2.83%	3.26%
Lehman Brothers Government Bond Index	3.26%	5.63%	3.49%	6.27%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling 1-800-927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/07)	$1,000.00	$1,000.00
Ending Account Value (09/30/07)	$1,059.31	$1,024.70
Expenses Paid During Period†	$0.31	$0.30

† Expenses are equal to the Portfolio’s net annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»

An above-index duration during the second quarter detracted value as yields rose across most maturities; however, maintaining an above-index duration during the third quarter of 2007 increased performance as yields declined across all maturities.

»

A curve steepening bias during the period added value as the two- to 30-year yield spread steepened by 0.58%. Most of the yield curve movement was seen in the third quarter as the change in the two- to 30-year yield spread increased 0.59%.

»

An allocation to long interest rate swaps during the second quarter of 2007 negatively affected relative performance as spreads widened across all maturities. However, exposure to long swaps during the third quarter positively contributed to results as swap spreads narrowed.

»	An underweight to Agency debentures relative to the benchmark added value as they underperformed like-duration U.S. Treasuries over the period.

»	A modest out-of-benchmark allocation to mortgage-backed securities was negative for performance relative to the benchmark as they underperformed like-duration U.S. Treasuries over the period.

Semiannual Report	September 30, 2007	15

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Emerging Markets Sector Fund Index	Emerging Markets Sector Fund Index consists of custom weights of selected countries within the Emerging Markets Bond Index from JP Morgan. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least $10 billion of external trade. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Asset-Backed Securities Index	Lehman Brothers Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher)	Lehman Brothers Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Government Bond Index	Lehman Brothers Government Bond Index is an unmanaged index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Long Municipal Bond Index	Lehman Brothers Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Merrill Lynch U.S. High Yield, BB-B Rated Index	Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed-income securities rated BB and B. The index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

16	PIMCO Funds	Private Account Portfolio Series

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2007	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Asset-Backed Securities Portfolio
09/30/2007+	$10.66	$0.30	$0.07	$0.37	$(0.23)	$0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00
03/31/2005	10.79	0.43	(0.18)	0.25	(0.47)	0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)

Developing Local Markets Portfolio
09/30/2007+	$11.55	$0.33	$0.72	$1.05	$(0.25)	$0.00
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)
7/30/2004 - 03/31/2005	10.00	0.15	1.04	1.19	(0.21)	0.00

Emerging Markets Portfolio
09/30/2007+	$11.20	$0.35	$(0.14)	$0.21	$(0.28)	$0.00
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)
03/31/2005	11.43	0.54	0.29	0.83	(0.81)	(0.53)
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)

High Yield Portfolio
09/30/2007+	$8.55	$0.30	$(0.04)	$0.26	$(0.28)	$0.00
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00
03/31/2005	8.37	0.61	0.06	0.67	(0.79)	0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00

International Portfolio
09/30/2007+	$4.53	$0.11	$(0.04)	$0.07	$(0.15)	$0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)
03/31/2005	5.91	0.11	0.36	0.47	(0.26)	(0.26)
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)

Investment Grade Corporate Portfolio
09/30/2007+	$10.03	$0.28	$(0.07)	$0.21	$(0.23)	$0.00
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)
03/31/2005	11.11	0.58	(0.03)	0.55	(0.68)	(1.24)
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)

Mortgage Portfolio
09/30/2007+	$10.45	$0.29	$(0.07)	$0.22	$(0.26)	$0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)
03/31/2005	10.67	0.36	0.08	0.44	(0.47)	(0.17)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

18	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.23)	$10.80	3.54%	$941,346	1.26	%*	0.05	%*	5.54	%*	60%
0.00	(0.56)	10.66	7.30	533,748	1.83		0.05		5.71		49
0.00	(0.52)	10.47	4.06	314,685	1.57		0.05		5.19		67
0.00	(0.47)	10.57	2.34	211,671	0.51		0.05		3.98		79
0.00	(0.71)	10.79	4.69	211,206	0.12		0.05		3.51		379
0.00	(0.61)	11.00	8.95	208,719	0.15		0.05		4.65		177

$0.00	$(0.25)	$12.35	9.16%	$1,045,544	0.12	%*	0.12	%*	5.49	%*	9%
0.00	(0.82)	11.55	11.02	348,637	0.12		0.12		5.29		15
0.00	(0.70)	11.17	8.36	204,449	0.12		0.12		3.78		9
0.00	(0.21)	10.98	11.98	127,000	0.12	*	0.12	*	2.13	*	199

$0.00	$(0.28)	$11.13	1.87%	$2,479,711	0.13	%*	0.12	%*	6.37	%*	161%
0.00	(1.33)	11.20	11.12	947,267	0.12		0.12		6.01		224
0.00	(1.14)	11.32	14.44	1,092,908	0.13		0.12		6.09		301
0.00	(1.34)	10.92	7.50	1,522,558	0.12		0.12		4.81		449
0.00	(2.53)	11.43	19.28	1,269,208	0.13		0.12		5.61		419
0.00	(1.02)	11.81	19.48	1,336,575	0.13		0.12		7.60		305

$0.00	$(0.28)	$8.53	3.06%	$2,022,599	0.05	%*	0.05	%*	7.02	%*	105%
0.00	(0.56)	8.55	9.89	360,207	0.05		0.05		7.55		184
0.00	(0.62)	8.32	8.57	317,019	0.05		0.05		7.66		114
0.00	(0.79)	8.25	8.24	211,569	0.05		0.05		7.20		117
0.00	(0.83)	8.37	19.75	177,339	0.06		0.05		8.30		128
0.00	(0.70)	7.72	3.61	400,794	0.05		0.05		9.08		182

$0.00	$(0.15)	$4.45	1.70%	$5,341,370	0.12	%*	0.12	%*	5.01	%*	221%
0.00	(0.66)	4.53	2.67	2,496,716	0.12		0.12		3.65		674
0.00	(0.96)	5.06	3.11	1,890,305	0.12		0.12		2.57		967
0.00	(0.52)	5.86	8.39	2,662,343	0.12		0.12		1.96		288
0.00	(1.99)	5.91	11.49	3,168,509	0.14		0.12		3.31		763
0.00	(0.45)	7.22	18.32	1,520,328	0.12		0.12		5.72		328

$0.00	$(0.23)	$10.01	2.13%	$2,252,529	0.05	%*	0.05	%*	5.69	%*	23%
0.00	(0.61)	10.03	9.21	1,165,111	0.05		0.05		6.03		32
0.00	(0.63)	9.77	6.85	1,052,499	0.05		0.05		5.81		49
0.00	(1.92)	9.74	5.03	976,440	0.05		0.05		5.46		22
0.00	(1.38)	11.11	15.23	1,306,285	0.05		0.05		6.70		90
0.00	(1.06)	10.88	13.86	4,211,671	0.07		0.05		7.51		199

$0.00	$(0.26)	$10.41	2.16%	$11,858,612	1.12	%*	0.05	%*	5.58	%*	289%
0.00	(0.58)	10.45	7.32	9,284,142	0.26		0.05		5.52		668
0.00	(0.43)	10.29	3.16	13,131,692	0.05		0.05		4.70		616
(0.08)	(0.72)	10.39	3.43	8,805,626	0.05		0.05		3.36		725
0.00	(0.74)	10.67	4.93	4,112,744	0.05		0.05		3.19		823
0.00	(0.84)	10.89	9.69	6,747,404	0.07		0.05		4.00		687

Semiannual Report	September 30, 2007	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Municipal Sector Portfolio
09/30/2007+	$10.53	$0.23	$(0.39)	$(0.16)	$(0.25)	$0.00
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00
03/31/2005	10.45	0.45	(0.25)	0.20	(0.46)	(0.05)
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00
03/31/2003	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)

Real Return Portfolio
09/30/2007+	$10.49	$0.38	$0.01	$0.39	$(0.36)	$0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)
03/31/2005	11.94	0.42	(0.03)	0.39	(0.60)	(0.33)
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)

Short-Term Portfolio
09/30/2007+	$9.81	$0.25	$(0.08)	$0.17	$(0.28)	$0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00
03/31/2005	9.85	0.20	(0.04)	0.16	(0.23)	(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)

Short-Term Portfolio II
09/30/2007+	$10.05	$0.27	$(0.01)	$0.26	$(0.33)	$0.00
03/31/2007	10.01	0.51	0.00	0.51	(0.47)	0.00
03/31/2006	10.08	0.37	0.02	0.39	(0.46)	0.00
03/31/2005	10.11	0.20	0.00	0.20	(0.22)	(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00
3/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00

U.S. Government Sector Portfolio
09/30/2007+	$10.59	$0.28	$0.33	$0.61	$(0.31)	$0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)
03/31/2005	11.26	0.26	(0.25)	0.01	(0.26)	(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

20	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.25)	$10.12	(1.53)%	$323,089	1.53	%*	0.05	%*	4.36	%*	33%
0.00	(0.47)	10.53	7.26	267,835	1.25		0.05		4.87		79
0.00	(0.47)	10.27	5.98	371,200	0.90		0.05		4.45		49
0.00	(0.51)	10.14	1.95	343,054	0.38		0.05		4.41		84
0.00	(0.46)	10.45	7.59	368,097	0.22		0.05		4.74		94
0.00	(0.97)	10.15	5.15	249,882	0.47		0.05		5.39		352

$0.00	$(0.36)	$10.52	3.86%	$1,001,258	0.05	%*	0.05	%*	7.28	%*	333%
0.00	(0.50)	10.49	5.21	912,909	0.05		0.05		3.97		561
0.00	(1.08)	10.46	1.07	964,745	0.05		0.05		5.48		414
0.00	(0.93)	11.40	3.47	1,689,226	0.05		0.05		3.65		447
0.00	(0.80)	11.94	11.85	1,422,613	0.05		0.05		3.03		372
0.00	(0.97)	11.43	21.26	654,735	0.07		0.05		4.23		308

$0.00	$(0.28)	$9.70	1.70%	$3,972,542	0.52	%*	0.05	%*	5.17	%*	162%
0.00	(0.45)	9.81	5.67	5,475,245	0.18		0.05		5.27		121
0.00	(0.41)	9.72	3.71	1,383,307	0.05		0.05		3.75		205
0.00	(0.24)	9.77	1.60	2,914,175	0.05		0.05		2.00		283
0.00	(0.17)	9.85	1.96	4,226,476	0.05		0.05		1.59		280
0.00	(0.26)	9.83	3.94	2,432,457	0.05		0.05		2.56		212

$0.00	$(0.33)	$9.98	2.64%	$309,336	0.12	%*	0.05	%*	5.40	%*	110%
0.00	(0.47)	10.05	5.23	583,827	0.05		0.05		5.09		123
0.00	(0.46)	10.01	3.90	481,318	0.05		0.05		3.65		109
0.00	(0.23)	10.08	2.02	1,626,755	0.05		0.05		2.01		326
0.00	(0.10)	10.11	1.97	2,413,972	0.05		0.05		1.20		232
0.00	0.00	10.02	0.20	20,102	0.05	*(b)	0.05	*(b)	2.16	*	11

$0.00	$(0.31)	$10.89	5.93%	$4,245,083	0.06	%*	0.05	%*	5.29	%*	262%
0.00	(0.51)	10.59	7.09	8,037,047	0.05		0.05		5.03		361
0.00	(0.42)	10.38	1.04	6,869,541	0.05		0.05		3.88		628
0.00	(0.59)	10.68	0.11	7,553,665	0.05		0.05		2.32		366
0.00	(0.23)	11.26	5.56	7,226,151	0.05		0.05		2.03		709
0.00	(0.72)	10.89	18.36	4,438,204	0.05		0.05		3.25		819

Semiannual Report	September 30, 2007	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Assets:
Investments, at value	$1,052,302	$1,004,265	$2,437,383	$2,099,185
Cash	538	52	0	3,962
Foreign currency, at value	0	427	4,022	985
Receivable for investments sold	62,597	9,301	130,071	52,330
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Portfolio shares sold	150	0	520	170
Interest and dividends receivable	4,527	5,547	17,410	32,270
Variation margin receivable	0	0	0	48
Swap premiums paid	10,744	126	4,579	2,793
Unrealized appreciation on foreign currency contracts	0	50,652	43,228	0
Unrealized appreciation on swap agreements	34,889	54	12,825	9,148
Other assets	0	0	0	0
	1,165,747	1,070,424	2,650,038	2,200,891

Liabilities:
Payable for the reverse repurchase agreements	$127,780	$0	$0	$0
Payable for investments purchased	13,680	2,147	352	149,693
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	61,620	7,108	106,377	0
Payable for floating rate notes issued	0	0	0	0
Payable for Portfolio shares redeemed	1,780	4,380	5,100	4,840
Overdraft due to custodian	0	0	942	0
Written options outstanding	0	0	9,008	12,820
Accrued investment advisory fee	13	15	36	29
Accrued administration fee	20	73	179	44
Variation margin payable	611	0	0	0
Swap premium received	2,675	1,059	8,365	9,500
Unrealized depreciation on foreign currency contracts	0	9,320	14,685	744
Unrealized depreciation on swap agreements	16,222	778	25,283	616
Other liabilities	0	0	0	6
	224,401	24,880	170,327	178,292

Net Assets	$941,346	$1,045,544	$2,479,711	$2,022,599

Net Assets Consist of:
Paid in capital	$930,664	$983,772	$2,416,779	$1,961,424
Undistributed net investment income	5,555	5,599	10,141	9,530
Accumulated undistributed net realized gain (loss)	(11,812)	13,120	28,870	4,865
Net unrealized appreciation (depreciation)	16,939	43,053	23,921	46,780
	$941,346	$1,045,544	$2,479,711	$2,022,599

Shares Issued and Outstanding:	87,185	84,682	222,782	237,244

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.80	$12.35	$11.13	$8.53

Cost of Investments Owned	$1,062,271	$1,001,966	$2,428,870	$2,061,278
Cost of Foreign Currency Held	$0	$412	$3,819	$951
Proceeds Received on Short Sales	$62,140	$7,152	$107,447	$0
Premiums Received on Written Options	$0	$0	$6,551	$13,790

* Cash has been segregated for futures collateral.

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$5,110,132	$2,383,934	$19,767,399	$429,628	$2,107,468	$4,616,456	$406,138	$6,390,183
1,986	7,047	53,959	1	0	0	33	12,477	*
58,723	0	0	0	5,012	0	1,850	0
1,553,350	72,605	11,663,288	0	780,709	1,074,544	33,750	1,498,123
0	0	0	0	0	0	2,981	0
127,135	540	5,550	80	130	400	0	1,180
12,745	25,474	86,214	5,972	8,721	7,702	1,877	12,349
8,330	0	0	0	198	2,544	109	5,734
47,755	4,047	57,291	0	16,733	1,853	1,240	70,864
62,313	0	0	0	764	0	1,370	0
133,345	21,941	212,016	0	10,508	15,548	291	144,931
0	0	0	0	345	0	0	0
7,115,814	2,515,588	31,845,717	435,681	2,930,588	5,719,047	449,639	8,135,841

$0	$0	$6,095,390	$0	$0	$524,749	$47,236	$93,589
7,328	102,285	8,713,222	0	631,069	105,897	68,337	448,261
0	0	590	0	497,745	0	8,433	1,484,337
1,545,159	71,871	4,612,765	0	773,856	1,046,254	13,472	1,459,261
0	0	0	106,703	0	0	0	0
72,457	50,779	339,025	890	1,470	41,367	0	123,891
0	0	0	0	639	11,909	0	0
0	13,731	5,425	0	2,416	2,574	1,077	42,633
78	34	179	5	15	58	5	69
391	51	269	7	22	88	7	103
5	0	1,887	0	250	2,544	116	27,475
56,984	21,590	49,055	0	8,752	256	185	166,623
55,368	0	0	0	709	0	496	0
36,674	2,718	169,298	0	12,387	10,781	939	44,516
0	0	0	4,987	0	28	0	0
1,774,444	263,059	19,987,105	112,592	1,929,330	1,746,505	140,303	3,890,758

$5,341,370	$2,252,529	$11,858,612	$323,089	$1,001,258	$3,972,542	$309,336	$4,245,083

$5,549,622	$2,199,961	$11,972,937	$313,152	$1,008,193	$4,007,441	$307,965	$4,278,924
79,021	9,263	65,510	2,613	5,077	21,838	4,630	35,296
(453,253)	2,483	(189,450)	2,314	(17,505)	(49,006)	(3,682)	(418,177)
165,980	40,822	9,615	5,010	5,493	(7,731)	423	349,040
$5,341,370	$2,252,529	$11,858,612	$323,089	$1,001,258	$3,972,542	$309,336	$4,245,083

1,200,073	225,061	1,138,855	31,926	95,131	409,352	30,986	389,900

$4.45	$10.01	$10.41	$10.12	$10.52	$9.70	$9.98	$10.89

$5,070,635	$2,362,030	$19,840,822	$424,856	$2,101,926	$4,629,208	$406,346	$6,383,459
$57,873	$0	$0	$0	$4,908	$0	$1,793	$0
$1,552,699	$71,201	$4,628,892	$0	$772,017	$1,038,993	$13,313	$1,445,997
$0	$13,565	$5,597	$0	$2,290	$1,594	$647	$34,973

Semiannual Report	September 30, 2007	23

Statements of Operations

Six Months Ended September 30, 2007 (Unaudited)
(Amounts in thousands)	Asset-Backed Securities Portfolio	Developing Local Markets Portfolio	Emerging Markets Portfolio	High Yield Portfolio

Investment Income:
Interest, net of foreign taxes*	$22,420	$23,076	$57,086	$31,922
Dividends	0	0	692	11
Miscellaneous income	10	3	0	17
Total Income	22,430	23,079	57,778	31,950

Expenses:
Investment advisory fees	65	82	176	89
Administration fees	98	408	878	133
Trustees’ fees	1	1	3	1
Interest expense	3,999	0	118	1
Miscellaneous expense	1	0	1	11
Total Expenses	4,164	491	1,176	235

Net Investment Income	18,266	22,588	56,602	31,715

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,224)	(283)	21,284	3,668
Net realized gain (loss) on futures contracts, written options and swaps	(5,792)	196	4,384	10,866
Net realized gain (loss) on foreign currency transactions	0	11,529	1,281	(152)
Net change in unrealized appreciation (depreciation) on investments	(10,233)	1,825	(39,532)	31,714
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	24,557	(982)	(37,480)	9,607
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	34,614	27,749	(694)
Net Gain (Loss)	7,308	46,899	(22,314)	55,009

Net Increase in Net Assets Resulting from Operations	$25,574	$69,487	$34,288	$86,724

* Foreign tax withholding	$0	$0	$101	$8

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

International Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

$104,702	$41,506	$361,056	$7,747	$33,231	$137,235	$14,020	$172,992
0	169	0	0	0	0	51	0
401	10	7	0	14	77	5	46
105,103	41,685	361,063	7,747	33,245	137,312	14,076	173,038

406	144	1,070	26	90	483	51	646
2,030	216	1,606	39	135	724	76	969
6	2	17	1	2	9	1	12
1	0	57,506	1,950	0	11,321	182	253
3	1	9	0	1	5	1	8
2,446	363	60,208	2,016	228	12,542	311	1,888

102,657	41,322	300,855	5,731	33,017	124,770	13,765	171,150

(15,731)	2,946	(6,817)	3,076	(2,626)	(14,244)	(810)	(50,266)
(123,643)	10,639	(48,248)	353	8,032	(14,074)	(486)	(115,306)
8,302	0	0	0	(643)	0	347	0
29,928	(14,843)	(23,187)	(7,992)	7,267	(23,092)	(807)	(15,451)
174,254	16,299	60,209	(989)	(8,379)	8,005	(5)	256,720
(1,743)	0	0	0	153	0	881	0
71,367	15,041	(18,043)	(5,552)	3,804	(43,405)	(880)	75,697

$174,024	$56,363	$282,812	$179	$36,821	$81,365	$12,885	$246,847

$2	$0	$0	$0	$0	$39	$1	$0

Semiannual Report	September 30, 2007	25

Statements of Changes in Net Assets

	Asset-Backed Securities Portfolio		Developing Local Markets Portfolio		Emerging Markets Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$18,266	$25,106	$22,588	$12,712	$56,602	$53,338
Net realized gain (loss)	(7,016)	(1,983)	11,442	10,363	26,949	25,605
Net change in unrealized appreciation (depreciation)	14,324	7,765	35,457	3,983	(49,263)	13,153
Net increase resulting from operations	25,574	30,888	69,487	27,058	34,288	92,096

Distributions to Shareholders:
From net investment income	(15,977)	(23,574)	(20,166)	(12,087)	(51,759)	(59,547)
From net realized capital gains	0	0	0	(8,486)	0	(49,038)

Total Distributions	(15,977)	(23,574)	(20,166)	(20,573)	(51,759)	(108,585)

Portfolio Share Transactions:
Receipts for shares sold	428,500	240,544	788,225	258,624	1,707,558	292,084
Issued as reinvestment of distributions	15,611	22,644	16,544	20,385	50,477	106,705
Cost of shares redeemed	(46,110)	(51,439)	(157,183)	(141,306)	(208,120)	(527,941)
Net increase (decrease) resulting from Portfolio share transactions	398,001	211,749	647,586	137,703	1,549,915	(129,152)

Total Increase (Decrease) in Net Assets	407,598	219,063	696,907	144,188	1,532,444	(145,641)

Net Assets:
Beginning of period	533,748	314,685	348,637	204,449	947,267	1,092,908
End of period*	$941,346	$533,748	$1,045,544	$348,637	$2,479,711	$947,267

*Including undistributed net investment income of:	$5,555	$3,266	$5,599	$3,177	$10,141	$5,298

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

High Yield Portfolio		International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio

Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

$31,715	$24,454	$102,657	$96,133	$41,322	$66,936	$300,855	$681,101	$5,731	$15,704
14,382	2,818	(131,072)	64,150	13,585	6,126	(55,065)	(50,029)	3,429	3,375
40,627	3,579	202,439	(94,417)	1,456	24,509	37,022	233,124	(8,981)	4,745
86,724	30,851	174,024	65,866	56,363	97,571	282,812	864,196	179	23,824

(29,983)	(20,770)	(162,792)	(371,047)	(37,748)	(68,764)	(287,922)	(674,640)	(6,921)	(14,365)
0	0	0	(511)	0	(252)	0	(366)	0	0

(29,983)	(20,770)	(162,792)	(371,558)	(37,748)	(69,016)	(287,922)	(675,006)	(6,921)	(14,365)

1,759,805	376,918	3,696,068	1,833,768	1,298,656	272,289	3,877,363	2,469,717	122,504	57,800
29,504	19,838	154,640	346,734	36,751	66,546	278,490	650,837	6,776	13,919
(183,658)	(363,649)	(1,017,286)	(1,268,399)	(266,604)	(254,778)	(1,576,273)	(7,157,294)	(67,284)	(184,543)
1,605,651	33,107	2,833,422	912,103	1,068,803	84,057	2,579,580	(4,036,740)	61,996	(112,824)

1,662,392	43,188	2,844,654	606,411	1,087,418	112,612	2,574,470	(3,847,550)	55,254	(103,365)

360,207	317,019	2,496,716	1,890,305	1,165,111	1,052,499	9,284,142	13,131,692	267,835	371,200
$2,022,599	$360,207	$5,341,370	$2,496,716	$2,252,529	$1,165,111	$11,858,612	$9,284,142	$323,089	$267,835

$9,530	$7,798	$79,021	$139,156	$9,263	$5,689	$65,510	$52,577	$2,613	$3,803

Semiannual Report	September 30, 2007	27

Statements of Changes in Net Assets

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio

(Amounts in thousands)	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$33,017	$40,367	$124,770	$115,239	$13,765	$26,363	$171,150	$373,680
Net realized gain (loss)	4,763	(11,325)	(28,318)	(3,957)	(949)	(1,479)	(165,572)	(144,155)
Net change in unrealized appreciation (depreciation)	(959)	32,434	(15,087)	13,044	69	1,621	241,269	285,338
Net increase resulting from operations	36,821	61,476	81,365	124,326	12,885	26,505	246,847	514,863

Distributions to Shareholders:
From net investment income	(32,171)	(39,143)	(124,096)	(102,134)	(13,207)	(25,009)	(161,228)	(365,222)
From net realized capital gains	0	(7,457)	0	0	0	0	0	0

Total Distributions	(32,171)	(46,600)	(124,096)	(102,134)	(13,207)	(25,009)	(161,228)	(365,222)

Portfolio Share Transactions:
Receipts for shares sold	199,767	739,415	1,037,869	4,708,424	59,148	168,001	1,383,555	2,436,211
Issued as reinvestment of distributions	31,654	45,533	122,276	100,388	13,206	25,009	156,070	349,583
Cost of shares redeemed	(147,722)	(851,660)	(2,620,117)	(739,066)	(346,523)	(91,997)	(5,417,208)	(1,767,929)
Net increase (decrease) resulting from Portfolio share transactions	83,699	(66,712)	(1,459,972)	4,069,746	(274,169)	101,013	(3,877,583)	1,017,865

Total Increase (Decrease) in Net Assets	88,349	(51,836)	(1,502,703)	4,091,938	(274,491)	102,509	(3,791,964)	1,167,506

Net Assets:
Beginning of period	912,909	964,745	5,475,245	1,383,307	583,827	481,318	8,037,047	6,869,541
End of period*	$1,001,258	$912,909	$3,972,542	$5,475,245	$309,336	$583,827	$4,245,083	$8,037,047

*Including undistributed net investment income of:	$5,077	$4,231	$21,838	$21,164	$4,630	$4,072	$35,296	$25,374

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Statements of Cash Flows	(Unaudited) September 30, 2007

Amounts in thousands	Asset- Backed Securities Portfolio	Mortgage Portfolio	Municipal Sector Portfolio

Increase in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$25,574	$282,812	$179

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(843,815)	(50,345,905)	(118,920)
Proceeds from sales of long-term securities and principal paydowns	553,284	46,724,436	76,264
Purchases of short-term portfolio investments, net	(23,417)	(681,495)	(25,456)
Increase in interest receivable	(1,945)	(31,584)	(1,382)
Increase in receivable for investments sold	(60,900)	(7,286,913)	0
Decrease in swap premiums paid	(12,182)	(81,392)	0
Increase in other asset	0	0	191
Increase (Decrease) in payable for investments purchased	(25,882)	5,322,606	0
Increase in management fee payable	3	17	0
Increase in administration fee payable	6	26	0
Payment (Proceeds) from futures transactions	7,218	22,497	(397)
Overdraft due to custodian	0	(6,728)	0
Net premium amortization on investments	(164)	(5,780)	(306)
Proceeds from short sale transactions	60,627	692,422	0
Unrealized appreciation (depreciation) on investments	(14,324)	(37,022)	8,981
Net realized gain (loss) on investments	7,016	55,065	(3,429)
Net cash used for operating activities	(328,901)	(5,376,938)	(64,275)

Cash flows received from financing activities*:
Proceeds from shares sold	428,350	3,878,313	122,424
Payment on shares redeemed	(44,330)	(1,257,988)	(66,974)
Cash dividend paid	(366)	(9,432)	(145)
Net borrowing (repayment) of reverse repurchase agreements	(54,223)	2,820,004	0
Increase in payable for floating rates issued	0	0	8,971
Net cash received from financing activities	329,431	5,430,897	64,276

Net Increase in Cash	530	53,959	1

Cash:
Beginning of period	8	0	0
End of period	$538	$53,959	$1

* Reinvestment of dividends	$15,611	$278,490	$6,776

See Accompanying Notes	Semiannual Report	September 30, 2007	29

Schedule of Investments  Asset-Backed Securities Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 3.0%
Bear Stearns Cos., Inc.
6.400% due 10/02/2017 (c)	$2,000	$1,995
6.950% due 08/10/2012	5,000	5,218

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,810	1,888

CVS Lease Pass-Through
5.880% due 01/10/2028	1,924	1,849

Exelon Generation Co. LLC
6.200% due 10/01/2017	1,410	1,414

General Electric Capital Corp.
5.734% due 03/16/2009	3,000	2,996

Masco Corp.
5.875% due 07/15/2012	5,000	4,986

Northwest Airlines, Inc.
5.836% due 02/06/2015	1,702	1,600

Preferred Term Securities XII
6.244% due 03/24/2034	2,250	2,284

SLM Corp.
3.625% due 03/17/2008	2,000	1,978

United AirLines, Inc.
6.636% due 07/02/2022	2,000	2,000

Total Corporate Bonds & Notes (Cost $28,099)		28,208

MUNICIPAL BONDS & NOTES 0.4%
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,000	3,938

Total Municipal Bonds & Notes (Cost $3,760)		3,938

U.S. GOVERNMENT AGENCIES 35.7%
Fannie Mae
0.000% due 09/25/2008 (d)	79	77
3.105% due 08/01/2033	289	290
3.447% due 10/01/2033	724	722
3.500% due 04/01/2010 - 09/01/2033	1,498	1,483
3.961% due 05/01/2033	430	429
3.977% due 04/01/2033	130	130
3.998% due 05/01/2033	642	645
4.000% due 05/20/2010 - 11/25/2033	2,201	2,145
4.044% due 07/01/2033	258	258
4.047% due 05/01/2034	249	251
4.089% due 02/01/2035	123	123
4.097% due 09/01/2033	161	158
4.100% due 12/25/2021	19	19
4.125% due 07/09/2012	100	98
4.218% due 09/01/2033	193	189
4.250% due 03/25/2033 - 05/25/2033	670	649
4.296% due 04/01/2035	375	377
4.300% due 01/01/2033	274	274
4.320% due 09/01/2035	1,238	1,233
4.340% due 02/01/2035	94	95
4.349% due 03/01/2035	1,517	1,513
4.386% due 07/01/2035	1,831	1,802
4.449% due 04/01/2033	1,953	1,936
4.455% due 06/01/2035	757	759
4.458% due 04/01/2035	351	349
4.462% due 05/01/2036	1,307	1,308
4.491% due 01/01/2035	918	915
4.500% due 07/02/2018 - 09/25/2018	167	158
4.504% due 01/01/2033	471	476
4.506% due 03/01/2035	91	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.538% due 06/01/2035	$2,146	$2,121
4.562% due 09/01/2035	3,218	3,187
4.587% due 07/01/2034	86	86
4.665% due 07/01/2033	187	185
4.673% due 05/25/2035 (h)	2,000	1,989
4.683% due 04/01/2033	1,837	1,828
4.722% due 03/01/2035	216	213
4.756% due 01/01/2015	38	37
4.767% due 02/01/2035	168	167
4.775% due 10/01/2035	438	438
4.776% due 07/01/2034	641	638
4.837% due 07/01/2035	2,344	2,331
4.845% due 07/01/2035 (h)	4,873	4,837
4.853% due 01/01/2035	129	127
4.869% due 05/01/2036	1,636	1,636
4.878% due 09/01/2035	2,748	2,735
4.898% due 06/01/2033	214	213
4.905% due 06/01/2035	932	927
4.911% due 02/01/2035	605	602
5.000% due 09/25/2014 - 06/01/2035	13,793	13,578
5.048% due 07/01/2035	187	187
5.052% due 07/01/2035	1,173	1,181
5.055% due 02/01/2035	1,396	1,394
5.077% due 10/25/2007 - 09/25/2008	33	32
5.152% due 12/01/2035	2,011	2,011
5.177% due 10/25/2008	61	61
5.227% due 09/25/2008	14	14
5.229% due 12/01/2014	27	27
5.246% due 03/01/2036	509	512
5.250% due 08/18/2017	100	99
5.251% due 03/01/2032	139	139
5.253% due 02/01/2036 (h)	2,809	2,813
5.261% due 03/25/2036	601	598
5.275% due 04/01/2037	429	425
5.279% due 12/01/2035	107	107
5.311% due 09/01/2035 (h)	2,576	2,598
5.312% due 04/01/2036	861	859
5.370% due 08/25/2043	1,000	1,001
5.371% due 08/25/2031 - 05/25/2032	727	727
5.387% due 04/01/2032	197	202
5.431% due 12/25/2025 - 04/25/2029	132	132
5.435% due 09/01/2033	26	26
5.492% due 10/01/2033	105	106
5.500% due 05/01/2015 - 10/01/2037	165,961	162,575
5.520% due 07/01/2034	119	120
5.533% due 10/01/2026 - 11/01/2040	283	285
5.543% due 10/01/2027	12	12
5.545% due 05/01/2036	205	207
5.557% due 05/01/2036	370	374
5.581% due 10/25/2030 - 02/25/2033	658	663
5.584% due 10/01/2018	984	993
5.606% due 06/25/2021 - 10/25/2021	132	133
5.631% due 05/25/2023 - 08/25/2031	2,304	2,316
5.656% due 01/25/2020 - 11/25/2021	209	210
5.706% due 12/25/2021	243	246
5.756% due 03/25/2008	17	17
5.781% due 11/25/2031	769	779
5.808% due 04/01/2036	396	398
5.850% due 09/16/2028	75	75
5.893% due 05/01/2025	201	204
5.906% due 05/25/2022	71	72
6.000% due 07/25/2008 - 08/25/2021	884	895
6.014% due 05/18/2032	361	362
6.050% due 05/25/2023	73	73

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.056% due 08/25/2023	$112	$113
6.095% due 10/01/2031	87	88
6.143% due 12/01/2024	45	46
6.150% due 09/17/2027	12	12
6.152% due 11/17/2030	188	189
6.156% due 12/25/2023	143	145
6.164% due 12/18/2031 (h)	1,031	1,040
6.205% due 07/01/2042	536	537
6.214% due 11/18/2031	42	43
6.250% due 02/01/2011	463	476
6.256% due 12/25/2008	96	97
6.258% due 11/01/2032	259	261
6.280% due 02/01/2018	12	12
6.311% due 10/01/2032	46	47
6.400% due 12/01/2017	58	58
6.405% due 11/01/2030 - 10/01/2040	276	277
6.440% due 07/01/2036	765	782
6.450% due 11/01/2019	29	29
6.500% due 12/25/2023	201	208
6.510% due 08/01/2036	1,088	1,117
6.551% due 10/25/2008	33	33
6.625% due 07/01/2010	24	24
6.635% due 03/01/2034	65	65
6.665% due 08/01/2018	39	39
6.735% due 03/01/2019	26	26
6.750% due 12/25/2023	178	184
6.770% due 01/18/2029	251	258
6.903% due 10/25/2008	42	42
6.941% due 11/01/2035	52	54
7.000% due 03/01/2015 - 07/25/2042	1,523	1,576
7.029% due 05/01/2033	116	118
7.053% due 08/01/2032	70	71
7.080% due 03/01/2027	12	12
7.100% due 03/01/2030	31	31
7.125% due 03/01/2029	20	20
7.149% due 01/01/2028	31	31
7.171% due 09/01/2030	52	52
7.175% due 12/01/2024	12	13
7.184% due 09/01/2033	54	55
7.215% due 05/01/2031	15	15
7.250% due 09/01/2032	24	24
7.309% due 10/01/2033	1,003	1,010
7.313% due 04/01/2018	25	25
7.440% due 03/01/2027	82	83
7.455% due 11/01/2024	127	128
7.500% due 04/25/2022 - 09/01/2032	202	206
7.723% due 02/01/2026	35	35
7.784% due 10/25/2008	83	84
10.444% due 08/25/2021	105	122

Farmer Mac
7.547% due 01/25/2012	360	365

Federal Home Loan Bank
3.000% due 06/02/2008	1,950	1,928
3.625% due 07/14/2010	500	489
4.750% due 08/15/2008 - 07/14/2017	1,345	1,340
5.000% due 06/19/2018	500	485

Federal Housing Administration
7.430% due 03/01/2021	17	17

Freddie Mac
3.860% due 01/01/2034	105	103
4.000% due 09/25/2009 - 10/15/2033	521	471
4.150% due 04/01/2034	334	330
4.187% due 04/01/2035	887	895
4.213% due 04/01/2033	110	110
4.235% due 03/01/2034	217	218
4.240% due 10/15/2022	54	54
4.293% due 12/01/2033	383	389
4.375% due 01/01/2035	331	326

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.392% due 09/01/2035	$1,538	$1,516
4.394% due 11/01/2033	125	125
4.411% due 03/01/2034	2,627	2,666
4.424% due 01/01/2035	323	314
4.426% due 04/01/2035	1,484	1,468
4.500% due 12/15/2010 - 09/15/2018	1,996	1,971
4.561% due 01/01/2035	1,276	1,289
4.673% due 09/01/2035	381	377
4.836% due 10/01/2033	39	40
4.907% due 03/01/2035	2,591	2,548
4.927% due 01/01/2037	1,425	1,397
4.930% due 11/01/2035	3,401	3,390
4.960% due 04/01/2034	180	183
4.993% due 05/01/2035	251	249
5.000% due 02/15/2011 - 09/15/2035	1,872	1,826
5.001% due 05/15/2023	142	144
5.015% due 12/01/2035	619	626
5.162% due 07/01/2034	1,870	1,872
5.250% due 07/30/2018	100	98
5.334% due 09/01/2035	83	83
5.363% due 04/01/2035	532	533
5.391% due 08/25/2031	283	285
5.412% due 04/01/2036	439	440
5.423% due 02/01/2036	169	171
5.491% due 10/25/2029	3	3
5.500% due 12/01/2008 - 10/15/2015	788	791
5.526% due 01/01/2032	53	53
5.662% due 04/01/2036	247	248
5.695% due 09/15/2014	47	49
5.759% due 03/01/2036	1,380	1,394
5.799% due 03/01/2025	87	88
5.800% due 01/01/2035	61	62
5.836% due 04/01/2032	141	142
5.881% due 09/25/2023	1,304	1,286
5.909% due 08/01/2031	343	347
5.919% due 07/01/2037	5,821	5,895
5.952% due 03/15/2031	1,124	1,123
6.000% due 08/15/2019 - 09/01/2037	17,010	17,035
6.002% due 10/15/2032	85	85
6.048% due 12/01/2024	584	591
6.081% due 11/01/2024	268	271
6.102% due 12/15/2029	84	84
6.112% due 07/01/2032	63	64
6.150% due 09/15/2023	143	143
6.202% due 12/15/2031	29	29
6.205% due 02/25/2045	78	79
6.250% due 05/15/2023	259	260
6.252% due 04/15/2032	1,332	1,340
6.302% due 08/15/2029 - 08/15/2031	717	722
6.400% due 03/15/2020	75	75
6.405% due 07/25/2044 (h)	3,224	3,219
6.500% due 03/15/2009 - 07/25/2043 (h)	4,383	4,474
6.666% due 05/01/2026	72	73
6.800% due 10/15/2022	192	193
6.850% due 05/15/2023	45	46
7.000% due 06/01/2016	1,810	1,872
7.158% due 04/01/2031	36	36
7.172% due 04/01/2033	26	26
7.200% due 03/01/2028	17	17
7.234% due 08/01/2029	34	34
7.250% due 08/01/2032	21	21
7.251% due 02/01/2022	16	16
7.296% due 09/01/2028	79	80
7.307% due 08/01/2023	39	41
7.310% due 11/01/2023	13	13
7.311% due 02/01/2026	36	37
7.340% due 03/01/2033	32	33
9.250% due 11/15/2019	28	28
11.487% due 11/15/2007	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.500% due 09/20/2028 - 09/20/2032	$1,658	$1,673
5.750% due 09/20/2018	24	24
5.875% due 11/20/2031	43	43
5.896% due 02/20/2029 - 09/20/2030	413	413
6.000% due 04/20/2016 - 01/20/2034	1,556	1,567
6.125% due 10/20/2026 - 12/20/2027	87	88
6.152% due 03/16/2029	229	230
6.250% due 02/20/2030	252	255
6.302% due 10/16/2029	194	195
6.375% due 04/20/2017 - 04/20/2033	1,297	1,308
6.500% due 05/20/2016 - 04/20/2019	31	31
7.000% due 10/20/2021	483	497

Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,258

Total U.S. Government Agencies (Cost $333,895)		336,340

MORTGAGE-BACKED SECURITIES 28.5%
Adjustable Rate Mortgage Trust
5.231% due 11/25/2035	3,960	3,959

American Home Mortgage Investment Trust
4.992% due 06/25/2045	627	631
5.281% due 09/25/2035	327	326

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	724	721

Banc of America Funding Corp.
4.112% due 05/25/2035	144	141

Banc of America Mortgage Securities, Inc.
3.624% due 11/25/2034	509	504
3.983% due 02/25/2033	827	828
4.110% due 06/25/2034	470	462
4.146% due 07/25/2034	234	230
4.576% due 11/25/2033	353	348
6.500% due 09/25/2033	111	112
7.149% due 07/25/2033	850	854
7.281% due 05/25/2033	785	791

Bear Stearns Adjustable Rate Mortgage Trust
3.969% due 04/25/2034	4,390	4,382
4.487% due 02/25/2034	2,050	2,023
4.750% due 10/25/2035	370	367
4.771% due 11/25/2034	2,586	2,557
5.143% due 05/25/2033	2,213	2,200
5.271% due 10/25/2034	304	308
5.302% due 02/25/2033	50	51
5.766% due 02/25/2036	832	838
6.214% due 04/25/2034	722	725
6.282% due 11/25/2030	85	84
6.310% due 10/25/2034	702	711

Bear Stearns Alt-A Trust
4.278% due 12/25/2033	2,422	2,398
5.354% due 02/25/2036	59	58
5.685% due 08/25/2036	2,594	2,600
5.905% due 01/25/2036	2,762	2,776

Bear Stearns Commercial Mortgage Securities
6.402% due 03/15/2019	2,500	2,407

Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	623	634

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	3,100	3,088
5.700% due 01/25/2037	4,400	4,369
5.793% due 12/26/2046	1,800	1,792

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (h)	$1,769	$1,789

CBA Commercial Small Balance Commercial Mortgage
5.411% due 12/25/2036 (h)	1,115	1,095

CC Mortgage Funding Corp.
5.827% due 01/25/2035	2,205	2,139

Chase Mortgage Finance Corp.
5.000% due 11/25/2033	330	314
5.398% due 01/25/2036	378	369

Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	206	204
6.857% due 11/25/2018	55	55

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	357	356

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	847	825
4.248% due 08/25/2035	2,429	2,373
4.677% due 08/25/2035	1,122	1,111
4.900% due 12/25/2035	277	276
6.500% due 06/25/2016 (h)	4,546	4,634

Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019 (h)	3,000	3,023
5.665% due 02/05/2019	3,000	3,042
6.455% due 05/15/2032	1,811	1,822
6.715% due 02/01/2009	1,349	1,374

Countrywide Alternative Loan Trust
5.381% due 05/25/2035	662	659
5.401% due 02/25/2036	512	502
5.411% due 12/25/2035	917	908
5.421% due 11/25/2035	237	233
5.441% due 10/25/2035	350	348
5.461% due 10/25/2035	260	257
5.706% due 03/20/2046	1,057	1,034
5.750% due 06/25/2033	1,288	1,289
5.816% due 11/20/2035	1,486	1,435
5.943% due 08/25/2046	5,554	5,430
6.000% due 10/25/2032	34	34
6.176% due 08/25/2036	1,098	1,109

Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/25/2018	380	339
4.574% due 02/19/2034	92	92
5.000% due 06/25/2033	1,016	1,007
5.401% due 02/25/2035	429	428
5.421% due 04/25/2035	259	259
5.431% due 03/25/2035	221	217
5.451% due 03/25/2035	2,167	2,113
5.471% due 02/25/2035	280	275
5.500% due 08/25/2033	936	859
5.521% due 02/25/2035	700	686
5.591% due 09/25/2034	533	533
5.721% due 08/25/2034	2,583	2,588
6.168% due 04/25/2035	678	670
6.798% due 06/19/2031	18	18

CS First Boston Mortgage Securities Corp.
4.028% due 08/25/2033	1,620	1,611
4.642% due 01/25/2034	2,579	2,568
4.832% due 04/15/2037	2,000	1,920
5.328% due 12/25/2032	746	747
5.500% due 11/25/2035	2,309	2,312
5.611% due 01/25/2033	52	52
5.953% due 03/25/2032	153	153
6.250% due 07/25/2035	1,686	1,656
6.500% due 04/25/2033	119	120
7.000% due 02/25/2033	145	145

Denver Arena Trust
6.940% due 11/15/2019	1,742	1,724

Drexel Burnham Lambert CMO Trust
5.878% due 05/01/2016	248	248

See Accompanying Notes	Semiannual Report	September 30, 2007	31

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Alternative Mortgage Securities
4.469% due 03/25/2035	$1,024	$1,027
4.731% due 06/25/2034 (h)	2,524	2,504
5.303% due 09/25/2034	1,321	1,320

First Horizon Asset Securities, Inc.
4.919% due 02/25/2035	619	620
5.371% due 08/25/2035	1,978	1,967

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	221	216
6.102% due 11/15/2031	908	905

GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	4,649	4,577
6.278% due 11/15/2039	4,000	4,171
6.500% due 05/15/2035	3,000	3,044

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	160	160

Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	695	681
5.361% due 06/25/2045	853	838

Greenwich Capital Acceptance, Inc.
8.110% due 06/25/2024	87	87

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	534	546
6.168% due 03/06/2020	4,500	4,427

GSR Mortgage Loan Trust
5.251% due 11/25/2035	4,863	4,654
6.000% due 03/25/2032	3	3

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	915	920

Harborview Mortgage Loan Trust
4.589% due 11/19/2034	161	161
5.301% due 12/19/2035	195	195
5.592% due 01/19/2038	1,178	1,173
5.692% due 01/19/2038	1,697	1,658
5.692% due 02/19/2046	1,503	1,463
5.722% due 05/19/2035	973	953
5.742% due 03/19/2037	805	791
6.857% due 08/19/2034	1,154	1,162

Hilton Hotel Pool Trust
6.165% due 10/03/2015	2,000	1,977

Impac Secured Assets CMN Owner Trust
5.481% due 05/25/2036	193	190
5.561% due 08/25/2036	3,141	3,021

Indymac ARM Trust
6.605% due 01/25/2032	42	42

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,990	1,979
5.341% due 06/25/2047	576	559
5.371% due 04/25/2035	874	849
5.411% due 03/25/2035	767	754
5.451% due 02/25/2035	895	865
5.741% due 09/25/2034	926	924

Indymac Loan Trust
5.351% due 01/25/2011	84	83
5.411% due 07/25/2009	94	94

JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037	3,853	3,798
5.862% due 02/15/2019	5	5

JPMorgan Mortgage Trust
5.110% due 06/25/2035	841	839

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	60	61

LB Mortgage Trust
7.810% due 01/15/2009	24	24
8.465% due 01/20/2017	312	338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	$72	$72
6.058% due 06/15/2020	69	70

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	9,114	8,942
4.139% due 07/25/2034	145	144
7.250% due 12/25/2033	9	9

MASTR Asset Securitization Trust
4.750% due 12/25/2033	1,835	1,820

Mellon Residential Funding Corp.
5.787% due 12/15/2030	859	851

Merrill Lynch Mortgage Investors, Inc.
4.975% due 05/25/2033	2,951	2,933

Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	644	638

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,024	2,945
5.501% due 03/25/2028	18	18

Morgan Stanley Capital I
5.374% due 11/14/2042	1,090	1,078

Nationslink Funding Corp.
6.888% due 11/10/2030 (h)	433	433

Ocwen Residential Mortgage-Backed Securities Corp.
6.838% due 06/25/2039	578	465

Provident Funding Mortgage Loan Trust
3.899% due 10/25/2035	2,023	1,999
4.381% due 04/25/2034	2,037	2,047

Prudential Securities Secured Financing Corp.
7.346% due 05/25/2022	212	211

Residential Accredit Loans, Inc.
5.346% due 09/25/2034	77	77
5.431% due 08/25/2035 (h)	5,922	5,771

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	46	46

Residential Asset Securitization Trust
4.750% due 02/25/2019	641	619
5.481% due 10/25/2018	324	321

Residential Funding Mortgage Securities I, Inc.
5.531% due 07/25/2018	280	279
6.500% due 03/25/2032	7	7

Rural Housing Trust 1987-1
8.330% due 04/01/2026	32	32

Salomon Brothers Mortgage Securities VII, Inc.
4.116% due 09/25/2033	91	92
7.552% due 12/25/2030	1,556	1,550
8.500% due 05/25/2032	812	837

Sequoia Mortgage Trust
5.726% due 02/20/2035	125	123
5.852% due 10/19/2026	257	255
5.896% due 10/20/2027	50	50

Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,029

Structured Adjustable Rate Mortgage Loan Trust
4.500% due 02/25/2034	601	595
5.471% due 08/25/2035	319	313
5.535% due 08/25/2035	2,125	2,125
5.621% due 06/25/2034	676	676
6.383% due 01/25/2035	994	997

Structured Asset Mortgage Investments, Inc.
5.301% due 03/25/2037	1,563	1,558
5.351% due 05/25/2036 (h)	2,448	2,395
5.441% due 12/25/2035	1,070	1,049
5.855% due 05/02/2030	127	126
5.922% due 10/19/2033	94	94

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
4.420% due 06/25/2033	$2,329	$2,316
5.719% due 06/25/2032	26	26
6.698% due 02/25/2032	7	7
6.938% due 11/25/2032	20	21
7.216% due 10/25/2031	91	91
7.429% due 06/25/2033	747	755

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	1,982	1,961

Travelers Mortgage Services, Inc.
8.705% due 09/25/2018	83	83

Wachovia Bank Commercial Mortgage Trust
0.190% due 10/15/2041 (b)	100,859	2,063

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	133	133
5.631% due 01/25/2018	272	273
7.479% due 11/25/2030	111	110

Washington Mutual, Inc.
3.423% due 05/25/2033	2,399	2,390
3.940% due 07/25/2034	470	459
4.047% due 09/25/2033	3,820	3,781
4.146% due 08/25/2034	625	615
4.187% due 08/25/2033	100	100
4.243% due 06/25/2034	493	486
4.326% due 06/25/2033	1,242	1,224
4.474% due 03/25/2033	3,129	3,119
4.673% due 04/25/2035	200	198
4.724% due 04/25/2033	1,194	1,182
5.351% due 01/25/2045	24	24
5.421% due 07/25/2045	1,812	1,764
5.421% due 10/25/2045	41	40
5.441% due 01/25/2045	400	393
5.451% due 07/25/2045	3,056	3,020
5.521% due 12/25/2045	846	844
5.527% due 02/27/2034	2,004	1,994
5.533% due 11/25/2041	21	21
5.671% due 12/25/2027	1,705	1,705
5.932% due 11/25/2034	70	69
5.952% due 10/25/2044 (h)	2,415	2,395
5.982% due 06/25/2044	310	306
5.982% due 07/25/2044	279	276
5.983% due 02/25/2046	1,033	1,004
6.062% due 07/25/2044	223	221
6.201% due 05/25/2041	137	137
6.205% due 11/25/2041	346	346
6.383% due 06/25/2042	78	77
6.383% due 08/25/2042	73	73
6.383% due 04/25/2044	5	5
6.663% due 12/19/2039 (h)	962	946

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	450	442
4.000% due 08/25/2034	410	403
4.353% due 05/25/2035	1,168	1,154
4.479% due 06/25/2035	1,321	1,313
4.490% due 11/25/2033	147	142
4.524% due 06/25/2034 (h)	3,726	3,647
4.538% due 02/25/2035	1,612	1,593
4.557% due 01/25/2035	350	348
4.557% due 01/25/2035 (h)	3,666	3,628
4.573% due 12/25/2034	1,158	1,151
4.587% due 11/25/2034	1,648	1,632
4.657% due 02/25/2033	92	92
4.950% due 01/25/2035	5,335	5,218
4.950% due 03/25/2036	1,072	1,060
4.999% due 10/25/2035	187	186
5.250% due 02/25/2018	705	701

Total Mortgage-Backed Securities (Cost $267,623)		267,733

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 37.6%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	$61	$61
5.531% due 10/25/2035 (h)	2,544	2,493

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,716

Accredited Mortgage Loan Trust
5.171% due 09/25/2036	316	315
5.191% due 04/25/2036	592	591
5.281% due 12/25/2035	700	696
5.341% due 12/25/2035	100	97

ACE Securities Corp.
5.181% due 08/25/2036	1,362	1,349
5.281% due 12/25/2035 (h)	5,100	5,044
5.931% due 03/25/2035	2,038	1,859

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,518	2,556

American Express Credit Account Master Trust
5.932% due 11/15/2010	75	75
6.252% due 02/15/2012	1,295	1,292

American Home Mortgage Investment Trust
5.311% due 08/25/2035	51	51

American Residential Eagle Certificate Trust
6.131% due 05/25/2028	876	840

Amortizing Residential Collateral Trust
5.401% due 06/25/2032	50	50
5.411% due 01/25/2032	68	66
5.481% due 08/25/2032	18	17

Amresco Residential Securities Mortgage Loan Trust
5.626% due 06/25/2028	213	191
5.641% due 03/25/2027	14	14
5.686% due 06/25/2027	158	146
5.875% due 09/25/2027	563	557

Argent Securities, Inc.
5.211% due 03/25/2036	78	78
5.291% due 03/25/2036 (h)	5,500	5,453

Asset-Backed Funding Certificates
5.481% due 06/25/2034	1,085	1,060
5.551% due 12/25/2034	5,000	4,938
6.151% due 03/25/2032	2,083	2,053

Asset-Backed Securities Corp. Home Equity
5.241% due 05/25/2036	2,000	1,990
5.531% due 05/25/2036	2,500	1,670
6.272% due 06/15/2031	70	68
7.102% due 04/15/2033	196	196

Bayview Financial Asset Trust
5.531% due 12/25/2039	719	715

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	47	47
5.231% due 12/25/2035	194	194
5.281% due 08/25/2036	342	339
5.331% due 09/25/2034	181	180
5.331% due 06/25/2036 (h)	3,151	3,108
5.461% due 10/25/2032	206	202
5.461% due 01/25/2036	1,317	1,298
5.492% due 10/25/2036	4,338	4,302
5.531% due 10/27/2032	90	89
5.631% due 09/25/2034 (k)	565	554
5.631% due 06/25/2035 (h)	7,160	7,085
5.706% due 07/25/2036	2,886	2,865
5.731% due 10/25/2032	247	245
5.881% due 11/25/2042	369	366
6.381% due 08/25/2037	7,837	7,846
6.502% due 10/25/2037	14,089	13,990
7.102% due 10/25/2037	1,500	1,537

Bear Stearns Cos., Inc.
5.931% due 12/25/2036	5,000	4,979

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Second Lien Trust
7.631% due 12/25/2036	$1,200	$385

CDC Mortgage Capital Trust
5.441% due 01/25/2033	50	49
6.181% due 01/25/2033	1,757	1,697

Cendant Mortgage Corp.
6.000% due 07/25/2043	263	260

Centex Home Equity
5.160% due 09/25/2034	2,000	1,871
5.611% due 06/25/2034	30	29
5.821% due 09/25/2034	1,400	1,327

Charming Shoppes Master Trust
6.082% due 05/15/2014	1,000	1,002

Chase Funding Mortgage Loan Asset-Backed Certificates
4.515% due 02/25/2014	511	495
4.537% due 09/25/2032	9	8
5.401% due 04/25/2033	11	10

CIT Group Home Equity Loan Trust
5.781% due 12/25/2031	1,201	1,165

Citigroup Mortgage Loan Trust, Inc.
5.181% due 10/25/2036	1,541	1,534
5.211% due 01/25/2037	443	440
5.231% due 10/25/2036	2,700	2,653
5.241% due 08/25/2036	100	99
5.629% due 08/25/2035	2,777	2,737

Community Program Loan Trust
4.500% due 10/01/2018	1,392	1,379
4.500% due 04/01/2029	500	470

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,191	1,860

ContiMortgage Home Equity Trust
6.232% due 06/15/2025	32	30
7.780% due 04/25/2014	14	14

Countrywide Asset-Backed Certificates
4.946% due 10/25/2035	320	299
5.125% due 12/25/2034	3,000	2,875
5.181% due 07/25/2037	300	298
5.181% due 08/25/2037	1,657	1,645
5.231% due 05/25/2036	10	10
5.261% due 07/25/2036	32	32
5.271% due 04/25/2036	209	209
5.291% due 02/25/2036	609	606
5.311% due 09/25/2036	200	197
5.331% due 08/25/2035	96	96
5.341% due 10/25/2035 (h)	995	992
5.431% due 11/25/2033	46	46
5.471% due 06/25/2033	38	37
5.471% due 05/25/2036	32	31
5.591% due 11/25/2036	4,000	3,901
5.601% due 11/25/2033	276	265
5.611% due 12/25/2031	27	26
5.631% due 09/25/2032	382	375
5.751% due 09/25/2033	18	17
6.031% due 04/25/2032	451	446
6.031% due 05/25/2032	700	628

Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	156	156
5.281% due 10/25/2036	113	113
5.561% due 01/25/2036	1,000	888
5.581% due 11/25/2033	2,919	2,890
5.761% due 06/25/2032	120	120
6.531% due 01/25/2031	678	678

CS First Boston Mortgage Securities Corp.
5.381% due 01/25/2043	238	238
5.491% due 05/25/2044	272	270
5.751% due 01/25/2032	18	18

Embarcadero Aircraft Securitization Trust
6.852% due 08/15/2025 (a)	1,183	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EMC Mortgage Loan Trust
5.581% due 12/25/2042	$2,337	$2,337
5.881% due 08/25/2040	1,040	1,039

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,894	1,758
5.351% due 04/25/2035	427	427

Equity One Asset-Backed Securities, Inc.
5.381% due 07/25/2034	76	72
5.431% due 04/25/2034	33	32
5.471% due 07/25/2034	5	5

First Alliance Mortgage Loan Trust
5.611% due 10/25/2024	17	17
5.706% due 09/20/2027	50	50
8.020% due 03/20/2031	34	34

First Franklin Mortgage Loan Asset-Backed Certificates
5.221% due 01/25/2036 (h)	1,211	1,206
5.241% due 04/25/2036	5,000	4,929
5.511% due 10/25/2034	10	10
5.531% due 04/25/2035	3,000	2,839

First International Bank N.A.
6.302% due 03/15/2027	160	72

First NLC Trust
5.201% due 08/25/2037	960	955
5.371% due 02/25/2036	3,883	3,859

Fleet Home Equity Loan Trust
5.746% due 01/20/2033	278	274

Fremont Home Loan Trust
5.181% due 10/25/2036	2,259	2,243
5.241% due 02/25/2036	600	593

Green Tree Financial Corp.
6.180% due 04/01/2030	1,386	1,343
6.220% due 03/01/2030	105	107
6.240% due 11/01/2016	4	4
6.450% due 06/01/2030	335	338
6.530% due 04/01/2030	991	974
6.810% due 12/01/2027	2,276	2,252
6.860% due 03/15/2028	46	48
6.860% due 07/15/2029	588	611
6.870% due 04/01/2030	61	61
7.140% due 03/15/2028	592	617
7.290% due 03/15/2028	376	388
7.360% due 02/15/2029	44	46
7.550% due 01/15/2029	1,975	2,088
7.620% due 06/15/2028	154	164

GSAMP Trust
5.171% due 10/25/2046	1,266	1,259
5.201% due 02/25/2036	149	148
5.251% due 12/25/2035	107	107
5.251% due 01/25/2047	3,937	3,912
5.281% due 10/25/2036 (h)	6,750	5,977
5.321% due 11/25/2035 (h)	6,900	5,920
5.681% due 03/25/2034	2,357	2,269
5.781% due 08/25/2033	118	109
5.802% due 01/25/2045	519	504

GSRPM Mortgage Loan Trust
5.251% due 03/25/2035 (h)	2,059	2,053
5.511% due 09/25/2042	133	132

HFC Home Equity Loan Asset-Backed Certificates
6.026% due 01/20/2034	1,008	970

Home Equity Asset Trust
5.291% due 05/25/2036 (h)	7,000	6,894
5.661% due 07/25/2034	726	675
5.731% due 11/25/2032	1	1
Home Equity Mortgage Trust
5.300% due 05/25/2036	135	122
5.311% due 05/25/2036 (h)	4,607	4,428
5.321% due 04/25/2035	491	436

HSBC Asset Loan Obligation
5.191% due 12/25/2036	358	357

See Accompanying Notes	Semiannual Report	September 30, 2007	33

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IMC Home Equity Loan Trust
7.310% due 11/20/2028	$134	$134

Indymac Home Equity Loan Asset-Backed Trust
6.481% due 07/25/2034	1,000	813

Irwin Home Equity Corp.
6.031% due 02/25/2029	1,315	1,254

Ischus CDO Ltd.
5.642% due 09/10/2013	873	876

IXIS Real Estate Capital Trust
5.191% due 08/25/2036	50	50

JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	379	376
5.201% due 11/25/2036	402	400
5.241% due 08/25/2036	3,225	3,185
5.341% due 06/25/2035	178	178

Keystone Owner Trust
7.900% due 01/25/2029	164	164
7.930% due 05/25/2025	27	27

LA Arena Funding LLC
7.656% due 12/15/2026	3,028	3,043

Lake Country Mortgage Loan Trust
5.661% due 12/25/2032 (h)	1,088	1,094

Lehman XS Trust
5.211% due 11/25/2046	1,618	1,586
5.281% due 04/25/2037	473	471

Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	5	5
5.601% due 08/25/2035	2,000	1,923
6.205% due 03/25/2032	2	1
6.556% due 03/25/2032	494	433

Madison Avenue Manufactured Housing Contract
6.581% due 03/25/2032	1,500	1,482

MASTR Asset-Backed Securities Trust
5.241% due 11/25/2035 (h)	561	560
5.681% due 10/25/2034	1,234	1,183

MASTR Specialized Loan Trust
5.981% due 05/25/2037	630	517

Merrill Lynch First Franklin Mortgage Loan Trust
5.899% due 10/25/2037 (c)	2,000	2,000

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	149	148
5.191% due 10/25/2037	1,645	1,633
5.201% due 08/25/2036	2,994	2,984
5.271% due 01/25/2037	550	548

Mid-State Trust
6.005% due 08/15/2037	1,215	1,246

Money Store Home Equity Trust
6.052% due 08/15/2029	150	146

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	1,661	1,655
5.171% due 06/25/2036	68	68
5.201% due 08/25/2036	27	27
5.231% due 04/25/2036	12,500	12,363
5.231% due 10/25/2036	5,000	4,922
5.231% due 11/25/2036	5,000	4,916
5.251% due 02/25/2036	600	595
5.281% due 06/25/2036	325	318

Morgan Stanley Capital I
7.606% due 01/25/2032	1,215	1,104

Morgan Stanley Home Equity Loans
5.231% due 09/25/2035	165	165
5.241% due 02/25/2036	2,335	2,306

Morgan Stanley IXIS Real Estate Capital Trust
5.241% due 11/25/2036	3,000	2,942

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Mortgage Loan Trust
5.291% due 11/25/2036	$3,535	$3,225

New Century Home Equity Loan Trust
6.970% due 06/20/2031	3,713	3,629

Nomura Asset Acceptance Corp.
5.271% due 01/25/2036	550	528
5.441% due 01/25/2036 (h)	3,000	2,609

Nomura Home Equity Loan, Inc.
5.196% due 03/25/2036	989	982

Novastar Home Equity Loan
5.521% due 05/25/2033	15	14

Oakwood Mortgage Investors, Inc.
6.128% due 03/15/2018	526	464

Option One Mortgage Loan Trust
5.431% due 04/25/2033	51	50
5.661% due 05/25/2034	35	34
5.671% due 06/25/2032	10	10
5.996% due 08/20/2030	14	14

Origen Manufactured Housing
5.992% due 05/15/2032	23	23
7.650% due 03/15/2032	2,000	2,048

Ownit Mortgage Loan Asset-Backed Certificates
5.191% due 03/25/2037	444	443

Park Place Securities, Inc.
5.721% due 02/25/2035	2,000	1,926

Peco Energy Transition Trust
6.130% due 03/01/2009	128	129

People’s Choice Home Loan Securities Trust
5.561% due 05/25/2035	1,200	1,104

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	273	270

Quest Trust
5.251% due 08/25/2036	1,525	1,497
5.571% due 09/25/2034	17	17
5.691% due 06/25/2034	39	39
6.831% due 07/20/2034	75	71

RAAC Series 2007-SP2
5.531% due 06/25/2047	1,500	1,463

Renaissance Home Equity Loan Trust
4.934% due 08/25/2035	140	137
5.631% due 12/25/2033	285	277
5.751% due 03/25/2033	42	41
5.931% due 08/25/2032	2,000	1,799
6.231% due 09/25/2037	3,000	2,999

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	18	18
5.251% due 10/25/2036 (h)	4,215	4,183
5.707% due 08/25/2034 (h)	3,000	2,904
5.851% due 04/25/2033	5	5
5.900% due 07/25/2034 (h)	2,000	1,920
5.911% due 02/25/2033	15	15
5.942% due 04/25/2034 (h)	2,000	1,985

Residential Asset Securities Corp.
5.191% due 04/25/2036	54	54
5.261% due 03/25/2036 (h)	7,500	7,436
5.561% due 03/25/2035 (h)	7,000	6,942
5.711% due 06/25/2033	42	42
7.140% due 04/25/2032	764	229

Residential Funding Mortgage Securities II, Inc.
5.421% due 12/25/2032	24	24
6.230% due 05/25/2037	5,000	4,767
8.350% due 03/25/2025	116	115

SACO I, Inc.
5.311% due 05/25/2036	4,930	3,829
5.341% due 03/25/2036 (h)	3,901	3,610
5.391% due 06/25/2036	1,725	1,650

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 06/25/2036 (b)	$10,984	$214
5.631% due 07/25/2035	5,553	4,711

Salomon Brothers Mortgage Securities VII, Inc.
5.611% due 03/25/2028	316	310

Saxon Asset Securities Trust
5.631% due 03/25/2032	924	907

Securitized Asset-Backed Receivables LLC Trust
5.201% due 11/25/2035	429	428
5.201% due 12/25/2035	57	57
5.261% due 05/25/2037	3,596	3,567

SLM Student Loan Trust
5.400% due 10/25/2016	5,000	5,001
5.500% due 10/25/2016	183	183
5.734% due 06/15/2018	57	56

Soundview Home Equity Loan Trust
5.321% due 02/25/2036	100	99

Specialty Underwriting & Residential Finance
5.231% due 11/25/2037	3,000	2,941
5.551% due 12/25/2035	1,000	981

Structured Asset Securities Corp.
3.375% due 08/25/2031	117	106
4.900% due 04/25/2035	1,038	1,026
5.181% due 02/25/2037	851	841
5.251% due 02/25/2036	3,000	2,957
5.261% due 12/25/2035	237	237
5.421% due 01/25/2033	22	21
5.781% due 05/25/2034	98	95
6.181% due 01/25/2033	181	152

Structured Settlements Fund
7.250% due 12/20/2015	15	15

Superior Wholesale Inventory Financing Trust
6.052% due 01/15/2012	3,000	2,910

TABS Ltd.
7.206% due 02/12/2047	2,950	355

Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	965

Truman Capital Mortgage Loan Trust
5.611% due 11/25/2031	2	2

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	490

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	336
6.210% due 05/07/2026	1,605	1,637
7.905% due 02/07/2026	638	670

Wells Fargo Home Equity Trust
5.361% due 10/25/2035	862	851

WMC Mortgage Loan Pass-Through Certificates
6.321% due 03/20/2029	108	106

World Financial Network Credit Card Master Trust
6.752% due 03/15/2013	2,000	1,980

Total Asset-Backed Securities (Cost $366,908)		354,140

SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 4.7%
Freddie Mac
4.000% due 10/01/2007	12,000	12,000

Svenska Handelsbanken AB
5.250% due 11/08/2007	22,000	21,878

UBS Finance Delaware LLC
5.245% due 11/02/2007	10,450	10,402

		44,280

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$5,472	$5,472

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $5,586. Repurchase proceeds are $5,474.)

U.S. TREASURY BILLS 1.3%
3.907% due 11/29/2007 - 12/13/2007 (e)(f)(i)	12,330	12,191

Total Short-Term Instruments (Cost $61,986)		61,943

Total Investments (g) 111.8% (Cost $1,062,271)		$1,052,302

Other Assets and Liabilities (Net) (11.8%)		(110,956)

Net Assets 100.0%		$941,346

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Principal only security.
(e)	Coupon represents a weighted average rate.
(f)	Securities with an aggregate market value of $8,652 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(g)	As of September 30, 2007, portfolio securities with an aggregate value of $42,778 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $147,224 at a weighted average rate of 5.32%. On September 30, 2007, securities valued at $136,608 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $3,045 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	3,268	$4,324
90-Day Eurodollar September Futures	Long	09/2008	1,765	3,398

				$7,722

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%	)	09/20/2012	$5,000	$26
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%		07/25/2033	492	(171)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%	)	06/25/2035	2,500	762
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	1,000	782
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	3,000	2,199
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	2,000	1,688
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	2,500	26
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	1.465%		06/20/2012	5,000	201
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	1,000	102
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	1,000	154
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	1,000	132
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	3,000	1,748
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	1,960	1,291

See Accompanying Notes	Semiannual Report	September 30, 2007	35

Schedule of Investments  Asset-Backed Securities Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%	)	06/25/2030	$2,286	$(2)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	1,000	10
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	1,000	76
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	1,000	181
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	2,000	968
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	1,000	104
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%	)	02/15/2047	1,000	855
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	2,000	(12)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.630%		06/20/2012	5,000	17
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.830%		06/20/2012	10,000	111
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	1,000	197
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%	)	07/25/2032	1,656	(169)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	5,000	4
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%	)	03/25/2035	5,000	(24)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%	)	05/25/2035	2,000	436
Deutsche Bank AG	Ridgeway Court Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 11/05/2046	Buy	(3.250%	)	11/05/2046	500	38
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%		10/12/2052	2,000	(199)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.600%		06/20/2017	20,000	154
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	86
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%		05/25/2033	2,500	31
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%		01/25/2034	1,605	29
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%	)	02/25/2034	753	(3)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%		09/25/2034	2,000	64
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	937	427
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%	)	03/20/2017	5,000	68
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%	)	09/25/2034	2,000	(6)
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%		06/25/2035	2,500	(709)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	2,000	(3)
JPMorgan Chase & Co.	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%		10/25/2035	3,000	46
JPMorgan Chase & Co.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	1,000	82
Lehman Brothers, Inc.	Dow Jones CDX N.A. HVOL8 Index	Buy	(0.750%	)	06/20/2012	20,000	(93)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(499)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	2,000	10
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	2,000	1,380
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%	)	11/12/2045	1,000	460
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%	)	05/05/2046	914	588
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	2,000	1,583
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	2,500	39
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%		02/25/2034	753	7
Merrill Lynch & Co., Inc.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%	)	09/27/2046	4,000	2,965
Merrill Lynch & Co., Inc.	Lenox Street Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2045	Buy	(3.500%	)	03/04/2050	1,000	112
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	11,200	82
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	8,000	(68)
Morgan Stanley	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%		06/25/2030	2,286	49

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%		07/25/2032	$1,656	$203
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	1,000	76
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%		03/25/2035	5,000	51
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%	)	05/25/2033	2,500	(2)
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%	)	01/25/2034	1,605	(1)
Royal Bank of Scotland Group PLC	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%	)	10/25/2035	3,000	(9)
UBS Warburg LLC	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	20,000	(125)
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	1,000	(2)
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	2,000	180
Wachovia Bank N.A.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	2,000	161
Wachovia Bank N.A.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%	)	09/27/2046	1,000	76
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	2,000	1,585

							$20,605

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	$5,000	$2,096
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,000	1,199
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	4,000	(1,553)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	5,000	2,963
Credit Suisse First Boston	Home Equity Index AA Rating 2006-2	Buy	(0.170%	)	05/25/2046	10,000	(163)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,000	1,193
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	5,000	(1,445)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,000	(1,172)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	4,000	1,553
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	10,000	(5,855)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,000	(1,174)

							$(2,358)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$5,700	$175
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	14,000	(580)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	37,000	1,067
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	51,100	(2,138)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(45)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	96
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	206,000	1,845

						$420

See Accompanying Notes	Semiannual Report	September 30, 2007	37

Schedule of Investments Asset-Backed Securities Portfolio (Cont.)	(Unaudited) September 30, 2007

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities, Inc.	5.631%	09/25/2034	03/29/2006	$565	$554	0.06%

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$44,000	$43,528	$43,099
Fannie Mae	6.000%	10/01/2037	1,500	1,504	1,502
Freddie Mac	6.000%	10/01/2037	17,000	17,108	17,019

				$62,140	$61,620

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Developing Local Markets Portfolio	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 14.5%
American Express Bank FSB
5.196% due 06/22/2009	$300	$299
5.826% due 06/12/2009	1,000	996

American Express Centurion Bank
5.819% due 05/07/2008	100	100
5.912% due 12/17/2009	100	100

American Express Credit Corp.
5.562% due 05/19/2009	100	100

American International Group, Inc.
5.210% due 06/23/2008	200	200
5.802% due 06/16/2009	1,400	1,410

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	400	390

Banco Santander Chile
6.074% due 12/09/2009	1,000	1,001

Bank of America Corp.
5.208% due 09/25/2009	1,400	1,396
5.370% due 11/06/2009	200	199

Bank of America N.A.
5.704% due 06/12/2009	1,300	1,297

Bank of Ireland
5.696% due 12/18/2009	1,800	1,795

Bear Stearns Cos., Inc.
5.588% due 01/31/2011	1,500	1,458
5.760% due 07/19/2010	7,400	7,275

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	1,500	1,492
5.550% due 08/11/2009	700	697
5.570% due 05/18/2009	1,100	1,096
5.794% due 03/10/2009	500	499

Charter One Bank N.A.
5.410% due 04/24/2009	1,000	994

CIT Group, Inc.
5.510% due 01/30/2009	2,300	2,219
5.668% due 12/19/2007	2,500	2,487

Citigroup Funding, Inc.
5.685% due 03/02/2009	6,800	6,802

Citigroup, Inc.
5.228% due 12/28/2009	1,800	1,794
5.240% due 12/26/2008	200	200
5.600% due 05/18/2011	900	899
5.660% due 05/18/2010	500	496

Colvis Finance
8.000% due 02/02/2009	1,300	1,288

Commonwealth Bank of Australia
5.860% due 06/08/2009	100	100

Credit Agricole S.A.
5.505% due 05/28/2009	800	801
5.555% due 05/28/2010	6,700	6,709

DnB NORBank ASA
5.430% due 10/13/2009	100	100

El Paso Performance-Linked Trust
7.750% due 07/15/2011	200	206

Export-Import Bank of Korea
4.125% due 02/10/2009	100	99
4.250% due 11/27/2007	4,336	4,328
4.250% due 11/06/2008	75	74
4.500% due 08/12/2009	2,700	2,672
5.711% due 06/01/2009	3,300	3,305

Ford Motor Credit Co.
5.625% due 10/01/2008	300	293
5.800% due 01/12/2009	200	193
8.359% due 11/02/2007	2,300	2,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.238% due 09/28/2009	$1,600	$1,602

General Electric Capital Corp.
5.390% due 10/26/2009	200	199
5.420% due 10/06/2010	1,400	1,384
5.628% due 08/15/2011	200	198
5.794% due 06/15/2009	100	100
5.814% due 12/15/2009	1,200	1,196

General Motors Acceptance Corp.
6.360% due 09/23/2008	5,300	5,222

GMAC LLC
6.808% due 05/15/2009	1,100	1,060

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	300	299
5.300% due 12/22/2008	2,200	2,194
5.300% due 06/23/2009	700	698
5.460% due 07/29/2008	1,300	1,298
5.470% due 11/10/2008	1,700	1,697
5.610% due 11/16/2009	1,400	1,397
5.821% due 03/02/2010	500	498

HBOS Treasury Services PLC
5.400% due 07/17/2009	1,600	1,597
5.752% due 07/17/2008	100	100
5.784% due 12/08/2010	1,500	1,494

HSBC Bank USA N.A.
5.833% due 12/14/2009	250	248

HSBC Finance Corp.
5.420% due 10/21/2009	200	199
5.500% due 05/21/2008	100	100
5.810% due 11/16/2009	700	704
5.824% due 09/15/2008	1,400	1,399
6.538% due 11/13/2007	1,800	1,804

IBM International Group Capital LLC
5.550% due 02/13/2009	6,900	6,889

ICICI Bank Ltd.
5.900% due 01/12/2010	600	595

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	300	303

International Lease Finance Corp.
5.719% due 05/24/2010	1,000	992

John Deere Capital Corp.
5.382% due 09/25/2008	4,400	4,400
5.410% due 04/15/2008	800	800
5.410% due 07/15/2008	700	701

JPMorgan Chase & Co.
5.179% due 06/26/2009	100	100
5.282% due 06/25/2010	1,500	1,491
5.530% due 01/17/2011	1,400	1,391
5.550% due 10/02/2009	890	889
5.869% due 05/07/2010	1,100	1,098

Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	100	99
5.260% due 12/23/2008	3,725	3,685
5.420% due 12/23/2010	1,100	1,065
5.450% due 10/22/2008	2,600	2,582
5.450% due 01/23/2009	1,000	986
5.450% due 04/03/2009	1,000	985
5.600% due 08/21/2009	2,000	1,953
5.630% due 11/16/2009	1,400	1,367

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	200	199
5.400% due 10/23/2008	200	199
5.450% due 01/30/2009	500	498
5.665% due 08/14/2009	900	894

Metropolitan Life Global Funding I
5.560% due 05/17/2010	500	496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.189% due 11/21/2008	$100	$100
5.410% due 05/07/2009	200	198
5.470% due 02/09/2009	1,100	1,094
5.600% due 01/22/2009	600	599

National Australia Bank Ltd.
5.765% due 09/11/2009	1,600	1,604

Pemex Finance Ltd.
9.690% due 08/15/2009	920	957

Petroleum Export Ltd.
4.623% due 06/15/2010	1,589	1,568
4.633% due 06/15/2010	61	60
5.265% due 06/15/2011	1,756	1,754

Royal Bank of Scotland Group PLC
5.238% due 12/21/2007	1,500	1,500
5.410% due 07/21/2008	100	100

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	100	100
5.729% due 11/20/2009	1,000	997

Sistema Finance S.A.
10.250% due 04/14/2008	250	253

SLM Corp.
5.500% due 07/27/2009	2,600	2,500

Spinnaker Capital Ltd.
17.194% due 06/15/2008	250	263

UBS AG
5.350% due 07/23/2009	2,700	2,689

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	1,000	1,001

Ventas Realty LP
8.750% due 05/01/2009	470	488

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	2,200	2,181

Wachovia Bank N.A.
5.565% due 05/25/2010	750	747
5.691% due 12/02/2010	1,000	995

Wachovia Corp.
5.410% due 10/28/2008	400	400
5.490% due 10/15/2011	1,600	1,583
5.671% due 12/01/2009	1,500	1,497
5.814% due 03/15/2011	1,000	993

Wells Fargo & Co.
5.270% due 03/23/2010	2,600	2,590
5.450% due 01/24/2012	400	396

Westpac Banking Corp.
5.758% due 06/06/2008	300	300

World Savings Bank FSB
5.396% due 05/08/2009	250	250
5.746% due 03/02/2009	250	251

		151,513

INDUSTRIALS 4.8%
Albertson’s, Inc.
6.950% due 08/01/2009	100	102

Amgen, Inc.
5.585% due 11/28/2008	3,200	3,204

Anadarko Petroleum Corp.
6.094% due 09/15/2009	1,500	1,492

Cisco Systems, Inc.
5.575% due 02/20/2009	300	300

Comcast Corp.
5.660% due 07/14/2009	700	697

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	400	399

See Accompanying Notes	Semiannual Report	September 30, 2007	39

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cox Communications, Inc.
6.253% due 12/14/2007	$1,000	$1,001

CSC Holdings, Inc.
7.250% due 07/15/2008	100	100
7.875% due 12/15/2007	400	401

CSN Islands VII Corp.
10.750% due 09/12/2008	400	419

CVS Caremark Corp.
5.921% due 06/01/2010	500	499

DaimlerChrysler N.A. Holding Corp.
5.810% due 08/03/2009	700	695

Dex Media East LLC
9.875% due 11/15/2009	200	205

EchoStar DBS Corp.
5.750% due 10/01/2008	1,250	1,253

Equistar Chemicals LP
10.125% due 09/01/2008	171	177

General Mills, Inc.
5.490% due 01/22/2010	400	399

HJ Heinz Co.
6.428% due 12/01/2008	700	711

Home Depot, Inc.
5.819% due 12/16/2009	200	198

Kimberly-Clark Corp.
5.460% due 07/30/2010	2,900	2,903

Kraft Foods, Inc.
6.000% due 08/11/2010	700	701

Mandalay Resort Group
6.500% due 07/31/2009	800	808
9.500% due 08/01/2008	100	103

Mirage Resorts, Inc.
6.750% due 02/01/2008	150	151

MMK Finance S.A.
8.000% due 10/21/2008	4,008	4,038

Pemex Project Funding Master Trust
6.180% due 12/03/2012	5,245	5,244
7.160% due 10/15/2009	1,100	1,130
8.500% due 02/15/2008	1,000	1,011

Qwest Communications International, Inc.
9.058% due 02/15/2009	67	68

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	9,200	10,069

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	3,050	3,074

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	400	400

Time Warner, Inc.
5.730% due 11/13/2009	600	593

Transocean, Inc.
5.869% due 09/05/2008	700	699

United Technologies Corp.
5.691% due 06/01/2009	200	200

Wal-Mart Stores, Inc.
5.594% due 06/16/2008	400	400

Walt Disney Co.
5.430% due 07/16/2010	1,500	1,495
5.824% due 09/10/2009	2,400	2,392

Weyerhaeuser Co.
6.210% due 09/24/2009	2,100	2,105

Xerox Corp.
6.396% due 12/18/2009	300	302

		50,138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.6%
America Movil SAB de C.V.
5.300% due 06/27/2008	$3,250	$3,251

AT&T, Inc.
5.648% due 05/15/2008	600	600
5.785% due 11/14/2008	1,700	1,702

BellSouth Corp.
5.658% due 08/15/2008	1,200	1,199

CMS Energy Corp.
9.875% due 10/15/2007	600	602

Deutsche Telekom International Finance BV
5.390% due 03/23/2009	200	199

Dominion Resources, Inc.
5.755% due 11/14/2008	100	100

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	100	106

Empresa Nacional de Electricidad S.A.
7.750% due 07/15/2008	600	610

Entergy Gulf States, Inc.
6.474% due 12/08/2008	1,200	1,205

Florida Power Corp.
5.975% due 11/14/2008	5,000	5,006

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	1,900	1,912

Ohio Power Co.
5.540% due 04/05/2010	1,400	1,386

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Qwest Corp.
5.625% due 11/15/2008	600	602

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	310	308

Romanian Thermal Power Plants
9.143% due 12/23/2007	171	173

Southern California Edison Co.
5.778% due 12/13/2007	2,100	2,101

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	5,900	5,877

Termoelectrica S.A.
8.905% due 12/18/2007	357	360

Vodafone Group PLC
5.288% due 12/28/2007	300	300

		27,699

Total Corporate Bonds & Notes (Cost $229,995)		229,350

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
5.000% due 02/25/2017	59	58
5.191% due 12/25/2036 - 07/25/2037	1,274	1,260
6.205% due 06/01/2043 - 09/01/2044	446	450

Freddie Mac
4.500% due 04/15/2019	6	6
5.000% due 08/15/2016 - 11/15/2029	281	280
5.391% due 08/25/2031	313	314
5.411% due 09/25/2031	303	304
5.982% due 02/15/2019	17,849	17,804
6.000% due 09/01/2037	7,100	7,110
6.102% due 12/15/2030	320	320
6.205% due 02/25/2045	821	825

Total U.S. Government Agencies (Cost $28,807)		28,731

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
5.138% due 09/25/2035	$384	$385

American Home Mortgage Investment Trust
5.281% due 09/25/2035	33	33

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	79	79

Banc of America Funding Corp.
6.144% due 01/20/2047	539	540

Banc of America Mortgage Securities, Inc.
5.658% due 07/25/2034	351	353

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	9,236	9,092
4.487% due 02/25/2034	578	570
4.550% due 08/25/2035	5,085	5,074
4.607% due 07/25/2033	6,426	6,337
4.854% due 04/25/2034	331	327

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	70	70
5.507% due 09/25/2035	2,464	2,462
5.905% due 01/25/2036	940	945

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	98	98

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	181	180

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	2,076	2,068
5.700% due 01/25/2037	4,920	4,886
5.793% due 12/26/2046	1,179	1,174

CC Mortgage Funding Corp.
5.261% due 05/25/2048	392	382

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	18	18

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	338	329
4.248% due 08/25/2035	2,078	2,030
4.677% due 08/25/2035	387	383
4.748% due 08/25/2035	2,556	2,531

Commercial Mortgage Pass-Through Certificates
5.852% due 04/15/2017	30	30
6.455% due 05/15/2032	91	91

Countrywide Alternative Loan Trust
5.201% due 10/25/2046	51	51
5.311% due 05/25/2047	176	170
5.676% due 02/20/2047	172	168
5.983% due 02/25/2036	53	52

Countrywide Home Loan Mortgage Pass-Through Trust
4.853% due 04/20/2035	1,489	1,476

CS First Boston Mortgage Securities Corp.
4.224% due 06/25/2033	1,036	1,028

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	73	73
5.211% due 02/25/2037	67	67
5.221% due 08/25/2037	556	552

First Horizon Asset Securities, Inc.
4.735% due 07/25/2033	282	280
5.371% due 08/25/2035	396	393

First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035	1,012	1,014

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	161	160
5.211% due 01/25/2047	181	177
5.401% due 11/25/2045	222	218

Greenpoint Mortgage Pass-Through Certificates
4.387% due 10/25/2033	681	676

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.888% due 03/06/2020	$714	$708
5.898% due 06/06/2020	1	1

Harborview Mortgage Loan Trust
5.222% due 07/19/2035	1,091	1,083
5.592% due 01/19/2038	59	59
5.692% due 01/19/2038	255	249
5.742% due 03/19/2037	268	264

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	63	63

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	273	272
5.221% due 11/25/2046	62	61

JPMorgan Mortgage Trust
5.023% due 02/25/2035	1,535	1,487

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	134	134

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	800	790
5.241% due 05/25/2047	73	73

Merrill Lynch Floating Trust
5.822% due 06/15/2022	85	84

Merrill Lynch Mortgage Investors, Inc.
5.341% due 02/25/2036	1,747	1,733

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,875	2,806
5.381% due 11/25/2035	817	796
6.131% due 10/25/2035	448	440

Provident Funding Mortgage Loan Trust
3.799% due 08/25/2033	646	647

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	64	63
5.431% due 08/25/2035	97	94

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	368	367

Sequoia Mortgage Trust
4.082% due 04/20/2035	543	536

Structured Adjustable Rate Mortgage Loan Trust
4.914% due 07/25/2034	1,030	1,024
5.349% due 01/25/2035	388	386
5.535% due 08/25/2035	243	243

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	260	259
5.231% due 09/25/2047	769	765
5.351% due 05/25/2036	408	399
5.752% due 07/19/2035	2,102	2,055
5.832% due 10/19/2034	660	660

Structured Asset Securities Corp.
4.080% due 06/25/2033	1,012	1,000
5.322% due 10/25/2035	66	65

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	36	36
5.241% due 01/25/2037	62	62

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	162	160
5.251% due 03/25/2046	100	99
5.251% due 10/25/2046	340	335

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,329	2,321

Washington Mutual, Inc.
4.208% due 06/25/2033	388	384
5.421% due 08/25/2045	17	17
5.713% due 01/25/2047	86	85
5.777% due 10/25/2046	171	170
5.793% due 12/25/2046	82	80

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.983% due 02/25/2046	$103	$100
6.183% due 11/25/2042	60	60
6.483% due 09/25/2046	337	335

Wells Fargo Mortgage-Backed Securities Trust
4.995% due 12/25/2034	408	404

Total Mortgage-Backed Securities (Cost $70,794)		71,336

ASSET-BACKED SECURITIES 4.7%
Accredited Mortgage Loan Trust
5.291% due 09/25/2035	2	2

ACE Securities Corp.
5.181% due 08/25/2036	136	135
5.181% due 12/25/2036	68	68
5.201% due 12/25/2035	98	98
5.211% due 10/25/2036	128	128
5.221% due 06/25/2037	190	189

American Express Credit Account Master Trust
5.862% due 09/15/2010	200	200

AmeriCredit Automobile Receivables Trust
5.318% due 08/06/2008	1,721	1,721

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	152	152

Argent Securities, Inc.
5.171% due 06/25/2036	17	17
5.181% due 09/25/2036	149	148
5.181% due 10/25/2036	296	294
5.201% due 04/25/2036	12	12
5.211% due 03/25/2036	66	66

Asset-Backed Funding Certificates
5.171% due 09/25/2036	224	223
5.191% due 10/25/2036	143	142
5.191% due 11/25/2036	66	66
5.191% due 01/25/2037	592	589
5.481% due 06/25/2034	320	312

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	50	50
5.181% due 12/25/2036	66	65
5.211% due 05/25/2037	179	178

Atrium CDO Corp.
5.790% due 06/27/2015	500	496

Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	1,000	994

Bank One Issuance Trust
5.862% due 02/15/2011	100	100

Bear Stearns Asset-Backed Securities, Inc.
5.181% due 11/25/2036	69	69
5.211% due 10/25/2036	76	75
5.221% due 04/25/2036	53	53
5.331% due 09/25/2034	282	282
6.502% due 10/25/2037	1,200	1,196

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	53	53
5.181% due 01/25/2037	70	69
5.825% due 10/25/2035	67	66

Chase Credit Card Master Trust
5.862% due 10/15/2010	100	100
5.862% due 02/15/2011	100	100
5.872% due 02/15/2010	100	100

Chase Issuance Trust
5.762% due 12/15/2010	100	100
5.772% due 02/15/2012	100	100

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	400	395
5.460% due 01/15/2010	100	100
5.530% due 02/07/2010	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citibank Credit Card Master Trust I
6.050% due 01/15/2010	$200	$201

Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	53	53
5.191% due 05/25/2037	372	368
5.545% due 08/25/2036	157	157

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	87	87
5.181% due 03/25/2037	118	117
5.181% due 05/25/2037	1,508	1,500
5.181% due 03/25/2047	220	219
5.191% due 03/25/2037	186	185
5.191% due 09/25/2046	38	38
5.201% due 07/25/2036	57	57
5.201% due 06/25/2037	78	77
5.211% due 06/25/2037	81	80
5.211% due 10/25/2037	181	179
5.241% due 10/25/2046	337	336
5.261% due 07/25/2036	32	32
5.291% due 02/25/2036	117	116
5.311% due 09/25/2036	200	197

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	75	75
5.251% due 07/25/2037	1,747	1,740

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	102	102

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	45	45
5.171% due 09/25/2036	128	127
5.171% due 01/25/2038	78	78
5.181% due 11/25/2036	1,709	1,685
5.181% due 12/25/2036	65	65
5.201% due 12/25/2037	73	72
5.221% due 01/25/2036	144	144

First NLC Trust
5.201% due 08/25/2037	672	669

First USA Credit Card Master Trust
5.774% due 04/18/2011	200	200

Fremont Home Loan Trust
5.181% due 10/25/2036	61	61
5.191% due 01/25/2037	76	75
5.201% due 02/25/2037	267	266
5.301% due 01/25/2036	50	49

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	129	129

GS Auto Loan Trust
5.344% due 07/15/2008	300	300

GSAMP Trust
5.201% due 09/25/2036	148	147
5.201% due 10/25/2036	37	36
5.201% due 12/25/2036	79	78

Harley-Davidson, Inc.
5.310% due 05/15/2008	62	62

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	51	50

Home Equity Asset Trust
5.191% due 05/25/2037	82	81

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	74	73
5.181% due 12/25/2036	1,023	1,013
5.191% due 05/25/2037	481	476

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	100	100
5.191% due 04/25/2037	71	70
5.211% due 07/25/2037	179	178
5.221% due 03/25/2036	150	150
5.261% due 04/25/2037	163	162

See Accompanying Notes	Semiannual Report	September 30, 2007	41

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
JPMorgan Mortgage Acquisition Corp.
5.181% due 08/25/2036	$325	$322
5.201% due 03/25/2036	57	57
5.201% due 11/25/2036	57	57
5.211% due 08/25/2036	129	128
5.211% due 03/25/2037	168	167
5.241% due 08/25/2036	783	775
5.341% due 06/25/2035	16	16
5.380% due 04/01/2037	272	270

Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	182	182

Lehman XS Trust
5.201% due 05/25/2046	38	38
5.211% due 04/25/2046	195	195
5.211% due 08/25/2046	163	162
5.211% due 11/25/2046	324	317
5.221% due 05/25/2046	65	65
5.251% due 11/25/2036	217	217

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	25	25
5.171% due 07/25/2036	88	87
5.171% due 11/25/2036	70	70
5.191% due 10/25/2036	132	131
5.191% due 05/25/2046	76	76
5.201% due 03/25/2036	77	77
5.211% due 02/25/2036	34	34
5.221% due 01/25/2046	119	119
5.411% due 10/25/2034	66	65

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	104	103
5.191% due 10/25/2036	24	24
5.191% due 11/25/2036	72	71
5.211% due 01/25/2036	111	111
5.211% due 05/25/2037	161	159
5.281% due 11/25/2035	83	83

MBNA Credit Card Master Note Trust
5.872% due 08/16/2010	100	100

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	283	280

Merrill Lynch Mortgage Investors, Inc.
5.161% due 06/25/2037	46	45
5.181% due 05/25/2037	350	348
5.191% due 10/25/2037	75	74
5.201% due 08/25/2036	1,372	1,368
5.201% due 02/25/2037	105	105
5.201% due 07/25/2037	206	204
5.211% due 09/25/2037	361	359

Morgan Stanley ABS Capital I
5.171% due 06/25/2036	34	34
5.171% due 10/25/2036	63	62
5.181% due 09/25/2036	183	182
5.181% due 10/25/2036	65	64
5.181% due 11/25/2036	147	146
5.191% due 05/25/2037	359	357
5.201% due 02/25/2036	194	194
5.251% due 02/25/2036	100	99

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	64	64

Nationstar Home Equity Loan Trust
5.191% due 06/25/2037	188	187

Nelnet Student Loan Trust
5.182% due 09/25/2012	40	40

New Century Home Equity Loan Trust
5.201% due 08/25/2036	161	160
5.311% due 05/25/2036	100	99

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	45	45

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	$12	$12

Option One Mortgage Loan Trust
5.181% due 07/25/2036	33	32
5.181% due 01/25/2037	72	71

Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	182	180

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	48	48
5.211% due 02/25/2036	35	35
5.211% due 10/25/2036	202	200
5.231% due 08/25/2046	62	62

Residential Asset Securities Corp.
5.171% due 06/25/2036	146	146
5.171% due 08/25/2036	168	168
5.201% due 02/25/2036	32	32
5.201% due 07/25/2036	225	224
5.201% due 11/25/2036	199	198
5.211% due 01/25/2036	46	46
5.211% due 10/25/2036	181	180
5.251% due 04/25/2036	900	892

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	18	18

Saxon Asset Securities Trust
5.191% due 11/25/2036	266	265

Securitized Asset-Backed Receivables LLC Trust
5.191% due 03/25/2036	71	71
5.191% due 12/25/2036	169	167
5.211% due 11/25/2036	81	80
5.261% due 05/25/2037	2,582	2,561

SLC Student Loan Trust
5.538% due 02/15/2015	1,084	1,081

SLM Student Loan Trust
5.330% due 10/25/2012	18	18
5.330% due 07/25/2013	37	37
5.340% due 04/25/2012	38	38
5.340% due 04/25/2014	1,061	1,062
5.350% due 10/25/2016	168	168
5.350% due 07/25/2017	152	152
5.352% due 07/25/2013	3,500	3,501
5.360% due 04/25/2017	4,200	4,186
5.510% due 01/25/2017	138	138

Soundview Home Equity Loan Trust
5.181% due 10/25/2036	237	235
5.191% due 11/25/2036	135	134
5.191% due 12/25/2036	52	52
5.211% due 01/25/2037	64	63
5.211% due 06/25/2037	169	167
5.231% due 10/25/2036	42	42
5.361% due 06/25/2035	6	6

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	48	47
5.176% due 11/25/2037	61	61
5.191% due 02/25/2037	33	33

Structured Asset Investment Loan Trust
5.181% due 07/25/2036	51	50

Structured Asset Securities Corp.
4.900% due 04/25/2035	363	359
5.181% due 10/25/2036	331	328
5.211% due 01/25/2037	74	74

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	57	57

USAA Auto Owner Trust
5.337% due 07/11/2008	165	165

Wachovia Auto Owner Trust
5.337% due 06/20/2008	192	192
5.340% due 07/18/2008	250	250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037		$81	$80
5.191% due 10/25/2036		79	78

Wells Fargo Home Equity Trust
5.181% due 01/25/2037		73	73

Total Asset-Backed Securities (Cost $49,659)			49,494

SOVEREIGN ISSUES 4.2%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		4,230	4,211

Chile Government International Bond
5.760% due 01/28/2008		2,840	2,844

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		1,600	1,608

Korea Development Bank
3.875% due 03/02/2009		2,960	2,902
4.250% due 11/13/2007		688	687
4.750% due 07/20/2009		100	99
5.478% due 10/31/2008		2,000	1,999
5.760% due 10/20/2009		5,192	5,195

Mexico Government International Bond
4.625% due 10/08/2008		200	199
6.060% due 01/13/2009		18,997	19,097

Panama Government International Bond
8.250% due 04/22/2008		600	609

Russia Government International Bond
8.250% due 03/31/2010		1,600	1,667

Ukraine Government International Bond
8.693% due 08/05/2009		2,200	2,316

Venezuela Government International Bond
6.312% due 12/18/2007		60	60

Total Sovereign Issues (Cost $43,501)			43,493

FOREIGN CURRENCY-DENOMINATED ISSUES 7.9%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	243

Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	500	713

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	44,440	22,287

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017		4,400	3,791
6.000% due 05/15/2045		1,000	878
10.000% due 01/01/2012		85,835	44,647

South Africa Government International Bond
13.000% due 08/31/2010	ZAR	33,500	5,358

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	19,700	1,840

Uruguay Government International Bond
3.700% due 06/26/2037	UYU	57,069	2,363

Total Foreign Currency-Denominated Issues (Cost $79,473)			82,120

SHORT-TERM INSTRUMENTS 47.8%

CERTIFICATES OF DEPOSIT 0.7%
Abbey National Treasury Services PLC
5.670% due 07/02/2008		$300	300

Barclays Bank PLC
5.470% due 08/10/2009		3,400	3,403

Calyon Financial, Inc.
5.340% due 01/16/2009		700	700

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$100	$100

HSBC Bank USA N.A.
5.426% due 07/28/2008	100	100

Nordea Bank Finland PLC
5.071% due 03/31/2008	100	100
5.308% due 05/28/2008	300	300
5.308% due 04/09/2009	800	799

Skandinav Enskilda BK
5.272% due 10/03/2007	100	100
5.700% due 02/04/2008	100	100

Societe Generale NY
5.271% due 06/30/2008	300	300

Unicredito Italiano NY
5.358% due 05/06/2008	300	300
5.506% due 05/29/2008	400	400

		7,002

COMMERCIAL PAPER 46.8%
ANZ National International Ltd.
5.250% due 10/10/2007	7,600	7,590

Bank of America Corp.
5.230% due 11/16/2007	1,600	1,589
5.250% due 10/02/2007	700	700
5.250% due 10/10/2007	400	399

Bank of Ireland
5.165% due 11/08/2007	6,400	6,365

Bank of Scotland PLC
5.050% due 01/28/2008	5,900	5,799

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	2,100	2,093
5.260% due 10/09/2007	500	499
5.520% due 10/15/2007	22,600	22,552

Danske Corp.
5.040% due 10/04/2007	28,600	28,588

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DnB NORBank ASA
5.225% due 11/15/2007	$27,800	$27,618
5.225% due 11/20/2007	3,000	2,978

Fortis Funding LLC
5.125% due 10/01/2007	28,700	28,700

Freddie Mac
4.000% due 10/01/2007	104,700	104,700

General Electric Capital Corp.
5.170% due 11/06/2007	6,300	6,267
5.250% due 10/16/2007	22,000	21,952

HBOS Treasury Services PLC
5.100% due 12/17/2007	10,000	9,887
5.250% due 10/16/2007	2,400	2,395
5.250% due 11/01/2007	10,000	9,955

Intesa Funding LLC
5.180% due 10/01/2007	28,700	28,700

Rabobank USA Financial Corp.
5.000% due 10/01/2007	28,700	28,700

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	1,600	1,573

Svenska Handelsbanken AB
5.100% due 12/19/2007	2,800	2,768
5.540% due 10/15/2007	26,700	26,643

Swedbank AB
5.065% due 10/29/2007	1,600	1,594
5.105% due 12/19/2007	3,000	2,965
5.540% due 10/17/2007	26,700	26,634

UBS Finance Delaware LLC
4.750% due 10/01/2007	9,500	9,500
5.200% due 10/23/2007	100	100
5.240% due 10/02/2007	6,600	6,599
5.245% due 10/10/2007	3,900	3,895
5.245% due 10/26/2007	1,200	1,196
5.250% due 10/12/2007	4,400	4,393
5.500% due 10/15/2007	5,900	5,887

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.185% due 11/27/2007		$6,400	$6,347
5.200% due 10/26/2007		15,400	15,344
5.500% due 10/15/2007		6,200	6,187

Westpac Banking Corp.
5.165% due 11/05/2007		4,500	4,477
5.170% due 10/15/2007		3,600	3,593
5.225% due 11/13/2007		1,300	1,292

Westpac Trust Securities NZ Ltd.
5.240% due 11/01/2007		1,300	1,294
5.270% due 11/06/2007		9,000	8,953

			489,260

REPURCHASE AGREEMENTS 0.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		1,965	1,965

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $2,007. Repurchase proceeds are $1,966.)

EGYPT TREASURY BILLS 0.0%
9.690% due 02/05/2008	EGP	3,000	524

U.S. TREASURY BILLS 0.1%
3.755% due 12/13/2007 (a)(b)		$1,000	990

Total Short-Term Instruments (Cost $499,737)			499,741

Total Investments (c) 96.1% (Cost $1,001,966)			$1,004,265

Other Assets and Liabilities (Net) 3.9%			41,279

Net Assets 100.0%			$1,045,544

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $990 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $15,611 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	29,000	$(245)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012		41,400	(263)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Receive	12.290%	01/02/2009		2,500	(11)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,400	(3)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		17,900	(30)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		17,000	(67)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(18)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(19)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	2,550	7
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		2,550	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		58,000	(122)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		7,700	5
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	35

							$(724)

See Accompanying Notes	Semiannual Report	September 30, 2007	43

Schedule of Investments  Developing Local Markets Portfolio  (Cont.)

(e)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	6.000%	10/01/2037	$7,100	$7,152	$7,108

(f)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	9,596	05/2008	$1	$0	$1
Buy	BRL	91,342	10/2007	4,467	0	4,467
Sell		91,342	10/2007	0	(2,459)	(2,459)
Buy		174,186	03/2008	7,865	0	7,865
Sell		106,011	03/2008	0	(1,837)	(1,837)
Buy		68,368	07/2008	1,673	0	1,673
Buy	CLP	13,728,066	11/2007	914	0	914
Buy		6,198,536	03/2008	316	0	316
Buy	CNY	5,327	12/2007	5	0	5
Buy		61,822	01/2008	54	0	54
Sell		74,085	01/2008	0	(49)	(49)
Buy		183,282	03/2009	418	0	418
Buy	COP	50,786,054	03/2008	1,006	(106)	900
Sell		13,842,200	03/2008	0	(17)	(17)
Buy	CZK	1,261,301	03/2008	4,520	0	4,520
Sell		699,579	03/2008	0	(1,647)	(1,647)
Buy		345,545	07/2008	889	0	889
Sell	EUR	532	10/2007	0	(36)	(36)
Buy	HKD	96,494	11/2007	6	0	6
Buy	HUF	5,590,421	11/2007	1,250	0	1,250
Buy	IDR	49,169,145	10/2007	6	0	6
Sell		49,169,145	10/2007	0	(198)	(198)
Buy		190,891,000	01/2008	459	0	459
Buy		49,556,645	05/2008	206	0	206
Buy	ILS	90,698	12/2007	661	(25)	636
Sell		42,140	12/2007	0	(504)	(504)
Buy	INR	218,358	10/2007	461	0	461
Sell		218,358	10/2007	0	(222)	(222)
Buy		737,685	11/2007	728	0	728
Buy		219,527	05/2008	256	0	256
Buy	JPY	88,611	10/2007	39	0	39
Buy	KRW	4,579,500	10/2007	23	0	23
Sell		4,579,500	10/2007	0	(8)	(8)
Buy		19,465,370	11/2007	214	0	214
Sell		18,682,980	11/2007	0	(246)	(246)
Buy		2,441,445	01/2008	0	(3)	(3)
Buy		9,250,810	05/2008	251	0	251
Sell		1,869,115	05/2008	0	(16)	(16)
Buy	KWD	752	05/2008	78	0	78
Buy	KZT	76,460	11/2007	0	(4)	(4)
Buy	MXN	929,269	03/2008	620	(250)	370
Sell		54,592	03/2008	68	0	68
Buy		298,324	07/2008	0	(9)	(9)
Buy	MYR	14,682	10/2007	38	0	38
Sell		14,682	10/2007	0	(47)	(47)
Buy		74,168	05/2008	324	(101)	223
Buy		14,682	08/2008	30	0	30
Buy	PHP	356,588	11/2007	64	(27)	37
Buy		661,467	05/2008	123	0	123
Buy	PLN	167,538	03/2008	3,402	0	3,402
Buy		144,773	07/2008	2,601	0	2,601
Buy	RON	84,702	01/2008	120	(334)	(214)
Sell		11,920	01/2008	0	(60)	(60)
Buy	RUB	359	11/2007	1	0	1
Buy		285,217	12/2007	582	0	582
Sell		111,468	12/2007	0	(263)	(263)
Buy		1,139,057	01/2008	1,312	0	1,312
Sell		126,825	01/2008	0	(72)	(72)
Buy		33,383	07/2008	14	0	14
Buy	SAR	9,811	05/2008	5	0	5
Buy	SGD	46,709	10/2007	530	0	530
Sell		43,635	10/2007	0	(609)	(609)
Buy		72,380	11/2007	689	0	689
Buy		15,624	02/2008	126	0	126
Buy		77,723	05/2008	1,131	0	1,131

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SKK	22,072	11/2007	$30	$0	$30
Buy		780,814	03/2008	1,193	0	1,193
Buy	TRY	84,652	03/2008	9,099	0	9,099
Buy	TWD	368,288	10/2007	83	0	83
Sell		368,288	10/2007	0	(157)	(157)
Buy		367,760	11/2007	175	0	175
Buy	ZAR	105,669	03/2008	252	(14)	238
Buy		221,147	07/2008	1,274	0	1,274

				$50,652	$(9,320)	$41,332

See Accompanying Notes	Semiannual Report	September 30, 2007	45

Schedule of Investments  Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 0.2%
Argentina Bonos
5.389% due 08/03/2012		$10,290	$5,847

Total Argentina (Cost $6,001)			5,847

BRAZIL 20.2%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	340,840	170,930

Brazilian Government International Bond
10.250% due 01/10/2028		84,000	48,347
12.750% due 01/15/2020		$150	238

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2017	BRL	5,800	4,995
6.000% due 08/15/2024		60,000	51,956
6.000% due 05/15/2045		2,000	1,755
10.000% due 01/01/2012		403,475	209,858

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,163

CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,121

Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,194

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,323
8.800% due 01/30/2017		1,500	1,575

Vale Overseas Ltd.
6.250% due 01/11/2016		4,000	4,048

Total Brazil (Cost $498,585)			500,503

CAYMAN ISLANDS 0.0%
Petrobras International Finance Co.
6.125% due 10/06/2016		$650	658

Total Cayman Islands (Cost $630)			658

CHILE 0.1%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,479

Total Chile (Cost $1,498)			1,479

CHINA 0.0%
China Development Bank
5.000% due 10/15/2015		$500	484

Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	584

Total China (Cost $1,094)			1,068

EGYPT 0.0%
Petroleum Export Ltd.
5.265% due 06/15/2011		$798	797

Total Egypt (Cost $798)			797

EL SALVADOR 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	4,197

El Salvador Government International Bond
8.500% due 07/25/2011		125	137

Total El Salvador (Cost $4,368)			4,334

GUATEMALA 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$4,717	5,425

Total Guatemala (Cost $4,788)			5,425

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDIA 0.1%
ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	$3,159

Total India (Cost $3,194)			3,159

KAZAKHSTAN 0.5%
ATF Bank JSC
9.000% due 05/11/2016		$400	407

HSBK Europe BV
7.750% due 05/13/2013		350	349

Intergas Finance BV
6.375% due 05/14/2017		4,000	3,873
6.875% due 11/04/2011		500	511

Kazkommerts International BV
8.500% due 04/16/2013		950	900

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450	6,383

Total Kazakhstan (Cost $12,757)			12,423

MEXICO 2.4%
America Movil SAB de C.V.
5.300% due 06/27/2008		$6,300	6,301
5.500% due 03/01/2014		5,000	4,953
5.750% due 01/15/2015		5,900	5,898
8.460% due 12/18/2036	MXN	10,900	981

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$3,280	3,271

C5 Capital SPV Ltd.
6.196% due 12/01/2049		400	397

C8 Capital SPV Ltd.
6.640% due 12/29/2049		600	585

C10 Capital SPV Ltd.
6.722% due 12/18/2049		2,000	1,922
6.722% due 12/31/2049		3,100	2,983

Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,400

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		10,300	10,300

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,052

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	504

Mexican Bonos
8.000% due 12/17/2015	MXN	129,000	11,859

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		10,000	934

Vitro SAB de C.V.
8.625% due 02/01/2012		$700	693
9.125% due 02/01/2017		200	198

Total Mexico (Cost $58,539)			58,231

MOROCCO 0.0%
Kingdom of Morocco
6.375% due 01/01/2009		$197	198

Total Morocco (Cost $195)			198

PANAMA 0.1%
Panama Government International Bond
9.625% due 02/08/2011		$1,179	1,322

Total Panama (Cost $1,296)			1,322

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
POLAND 0.8%
Poland Government International Bond
5.750% due 09/23/2022	PLN	48,900	$18,540

Total Poland (Cost $17,711)			18,540

RUSSIA 1.2%
Gazprom International S.A.
7.201% due 02/01/2020		$10,157	10,368

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,027

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		1,050	1,221

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		2,050	2,093

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,055

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	961
6.625% due 03/20/2017		4,400	4,109
7.500% due 07/18/2016		3,900	3,894

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,411

Total Russia (Cost $30,638)			30,139

SOUTH AFRICA 0.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	14,437
5.875% due 05/30/2022		$1,680	1,648

Total South Africa (Cost $13,611)			16,085

TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,300	3,240

Total Trinidad And Tobago (Cost $3,286)			3,240

UKRAINE 0.8%
Colvis Finance
8.000% due 02/02/2009		$2,500	2,477

Ukraine Government International Bond
7.650% due 06/11/2013		4,488	4,802
8.693% due 08/05/2009		11,895	12,524

Total Ukraine (Cost $19,707)			19,803

UNITED STATES 5.4%

CORPORATE BONDS & NOTES 0.7%
Florida Power Corp.
5.975% due 11/14/2008		$4,000	4,005

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		104	114

John Deere Capital Corp.
5.382% due 09/25/2008		11,000	11,000

JPMorgan Chase & Co.
5.530% due 01/17/2011		3,960	3,934

			19,053

MORTGAGE-BACKED SECURITIES 0.4%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035		9,523	9,408

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
5.500% due 01/01/2037 - 10/01/2037		$108,590	$106,382

Total United States (Cost $135,749)			134,843

URUGUAY 0.7%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	100,935	4,180
7.500% due 03/15/2015		$4,000	4,250
8.000% due 11/18/2022		7,374	8,222

Total Uruguay (Cost $16,438)			16,652

		SHARES
VENEZUELA 0.0%
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		5,000	194

Total Venezuela (Cost $0)			194

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$600	627

Total Vietnam (Cost $591)			627

SHORT-TERM INSTRUMENTS 64.1%

COMMERCIAL PAPER 60.7%
ANZ National International Ltd.
5.250% due 10/10/2007		$24,200	24,168
5.255% due 10/03/2007		39,100	39,089

Bank of America Corp.
5.250% due 10/02/2007		11,300	11,298
5.250% due 10/05/2007		31,500	31,482
5.250% due 10/09/2007		500	499
5.250% due 10/10/2007		400	399
5.260% due 10/04/2007		6,000	5,997

Bank of Ireland
5.245% due 10/16/2007		46,700	46,598
5.245% due 10/26/2007		27,800	27,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Scotland PLC
5.050% due 01/28/2008	$6,500	$6,388

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	2,300	2,293
5.100% due 01/25/2008	17,700	17,403
5.260% due 10/09/2007	900	899
5.260% due 11/06/2007	10,900	10,843
5.520% due 10/15/2007	42,800	42,708

Danske Corp.
5.040% due 10/04/2007	68,400	68,371

DnB NORBank ASA
5.050% due 01/25/2008	7,700	7,571
5.225% due 11/15/2007	62,100	61,694
5.225% due 11/20/2007	5,700	5,659

Freddie Mac
4.000% due 10/01/2007	468,600	468,600
4.057% due 10/01/2007	89,300	89,300

General Electric Capital Corp.
5.240% due 10/31/2007	31,000	30,865
5.250% due 10/16/2007	43,900	43,804

HBOS Treasury Services PLC
5.100% due 12/17/2007	25,600	25,310

HSBC Bank USA N.A.
5.230% due 10/12/2007	2,400	2,396

Intesa Funding LLC
5.180% due 10/01/2007	68,600	68,600

Nordea N.A., Inc.
5.235% due 10/02/2007	20,300	20,297
5.240% due 10/04/2007	31,100	31,086

Rabobank USA Financial Corp.
5.000% due 10/01/2007	68,600	68,600

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	1,100	1,082

Svenska Handelsbanken AB
5.250% due 11/08/2007	9,100	9,050
5.255% due 11/05/2007	65,000	64,668

Swedbank AB
5.065% due 10/29/2007	1,100	1,096
5.105% due 12/19/2007	1,000	988
5.245% due 10/10/2007	55,300	55,228
5.680% due 10/16/2007	17,700	17,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.245% due 10/10/2007	$1,800	$1,798
5.245% due 10/12/2007	500	499
5.245% due 10/26/2007	1,000	996
5.250% due 10/12/2007	4,400	4,393
5.250% due 10/18/2007	5,900	5,885
5.500% due 10/15/2007	54,675	54,558

Unicredito Italiano SpA
5.500% due 10/15/2007	12,300	12,274

Westpac Trust Securities NZ Ltd.
5.250% due 10/09/2007	15,000	14,983

		1,505,072

REPURCHASE AGREEMENTS 3.0%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	559	559
(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 5.625% due 05/21/2012 valued at $573. Repurchase proceeds are $559.)

Lehman Brothers, Inc.
3.750% due 10/01/2007	74,100	74,100
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $75,905. Repurchase proceeds are $74,123.)

		74,659

U.S. TREASURY BILLS 0.4%
3.858% due 12/13/2007 (a)(b)	10,850	10,733

Total Short-Term Instruments (Cost $1,590,520)		1,590,464

PURCHASED OPTIONS (d) 0.5%
(Cost $6,876)	11,352

Total Investments 98.3% (Cost $2,428,870)	$2,437,383

Written Options (e) (0.4%) (Premiums $6,551)	(9,008)

Other Assets and Liabilities (Net) 2.1%	51,336

Net Assets 100.0%	$2,479,711

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $5,688 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	$1,700	$(2)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	11,000	124
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	4,000	104
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	4,000	105
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	500	10
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	6,500	201
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%	07/20/2011	300	3

See Accompanying Notes	Semiannual Report	September 30, 2007	47

Schedule of Investments  Emerging Markets Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	$1,350	$18
Citibank N.A.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.800%	11/15/2013	9,500	1,113
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	7,000	45
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	676
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%	06/20/2016	5,000	125
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	10,000	(6)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.900%	11/20/2011	25,000	25
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	800	11
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	4,000	(21)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	6,000	(8)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012	15,000	(186)
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	528
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	557
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	31,000	221
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	5,250	175
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,069
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.320%	01/21/2014	10,700	935
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	5,100	114
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	11,150	341
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	2,100	(47)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	2,700	25
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	672	7
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	8,000	101
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.430%	05/20/2012	2,000	(9)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	5,000	(26)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	207
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	2,230	127
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	6,025	31
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.690%	03/20/2016	20,000	(223)
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	104
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	4,500	114
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	2,000	(35)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	1,000	0
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,137
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	117
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	600	6
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	2,000	48
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	1,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	20,500	273
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	5,000	32
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	1,000	16
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	10,000	31
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	8,900	114
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	16
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	4,700	163
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	600	22
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	4,500	193
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	6,500	23
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	2,000	(11)
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	600	3

						$9,850

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	895,000	$(12,082)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		21,900	360
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		21,300	477
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		11,600	104
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		273,000	(3,977)
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		150,000	138
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	5,700	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		5,700	15
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		376,100	292
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		52,250	179
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,254,000	(6,394)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		50,000	162
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		840,000	(2,256)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		37,100	24
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.850%	09/21/2016		80,000	250
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		28,000	31
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	336
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		5,000	0
Barclays Bank PLC	6-Month PLN-LIBOR	Pay	5.750%	12/19/2017	PLN	5,000	18

							$(22,308)

(d)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,286,000	$6,876	$11,352

(e)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$559,000	$6,551	$9,008

(f)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	10/01/2037	$108,600	$107,447	$106,377

(g)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	30,174	05/2008	$0	$(2)	$(2)
Buy	BRL	347,159	10/2007	7,572	0	7,572
Sell		347,159	10/2007	0	(10,692)	(10,692)
Buy		46,475	11/2007	247	0	247
Buy		113,198	03/2008	4,600	0	4,600
Buy		78,053	07/2008	1,891	0	1,891
Buy	CLP	344,624	11/2007	45	0	45
Buy		873,543	03/2008	51	0	51
Buy	CNY	776	12/2007	1	0	1
Buy		31,654	01/2008	42	0	42
Buy		1,264,908	07/2008	1,387	0	1,387
Buy	COP	180,720	03/2008	7	0	7
Buy	CZK	4,091	03/2008	14	0	14
Sell	EUR	8,428	10/2007	0	(570)	(570)
Sell	HKD	949	11/2007	0	0	0
Buy	HUF	895,550	11/2007	75	0	75
Buy	IDR	7,523,107	10/2007	1	0	1
Sell		7,523,107	10/2007	0	(30)	(30)
Buy		7,585,107	05/2008	31	0	31
Buy	ILS	465	12/2007	5	0	5

See Accompanying Notes	Semiannual Report	September 30, 2007	49

Schedule of Investments Emerging Markets Portfolio (Cont.)	(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	4,005	11/2007	$5	$0	$5
Buy		1,266	05/2008	0	0	0
Buy	KRW	3,826,276	11/2007	58	0	58
Buy		67,830,602	01/2008	0	(92)	(92)
Buy		80,710,671	05/2008	2,177	0	2,177
Sell		928,365	05/2008	0	(20)	(20)
Buy	KWD	2,354	05/2008	205	0	205
Buy	MXN	1,315,349	03/2008	207	(804)	(597)
Buy		1,211,088	07/2008	1,722	0	1,722
Buy	MYR	2,928	10/2007	8	0	8
Sell		2,928	10/2007	0	(9)	(9)
Buy		2,928	08/2008	6	0	6
Buy	PLN	442,319	03/2008	8,863	0	8,863
Buy		69,002	07/2008	1,061	0	1,061
Buy	RUB	40,784	11/2007	100	0	100
Buy		122,711	12/2007	228	0	228
Buy		4,243,212	01/2008	4,799	0	4,799
Buy		1,606,944	07/2008	1,100	0	1,100
Sell		246,275	07/2008	0	(168)	(168)
Buy	SAR	30,855	05/2008	14	0	14
Buy	SGD	164,855	10/2007	3,048	0	3,048
Sell		164,613	10/2007	0	(2,298)	(2,298)
Buy		607	11/2007	5	0	5
Buy		155,852	02/2008	1,252	0	1,252
Buy		162,656	05/2008	2,259	0	2,259
Buy	SKK	5,396	03/2008	10	0	10
Buy	ZAR	22,489	07/2008	132	0	132

				$43,228	$(14,685)	$28,543

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.4%
Biomet, Inc.
7.000% due 03/15/2015	$1,000	$990

Community Health Corp.
7.000% due 04/10/2008	2,000	1,995
7.755% due 07/25/2014	524	515

Community Health Systems, Inc.
4.000% due 07/02/2014	46	46
7.760% due 07/02/2014	180	177

DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	4,000	4,000

Ford Motor Co.
8.700% due 12/15/2013	1,990	1,935

General Motors Acceptance Corp.
7.725% due 11/29/2013	1,493	1,452

Georgia-Pacific Corp.
6.948% due 12/20/2012	293	288
7.110% due 12/20/2012	1,203	1,181

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	2,000	2,000

Hawaiian Telcom Communications, Inc.
7.450% due 06/01/2014	2,000	1,943

HCA, Inc.
7.448% due 11/16/2013	1,990	1,955

Headwaters, Inc.
7.360% due 04/30/2011	426	419

Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	2,967	2,847

Roundy’s Supermarket, Inc.
8.460% due 10/27/2011	975	967
8.560% due 10/27/2011	2	2

SLM Corp.
6.000% due 06/30/2008	1,600	1,595

Thompson Learning, Inc.
7.950% due 06/27/2014	1,300	1,263

Tribune Co.
7.860% due 05/30/2009	327	321
8.244% due 05/30/2014	600	547

VWR International, Inc.
7.000% due 05/30/2008	1,200	1,203

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	320	335

Total Bank Loan Obligations (Cost $28,204)		27,976

CORPORATE BONDS & NOTES 69.5%

BANKING & FINANCE 12.7%
AES Red Oak LLC
8.540% due 11/30/2019	715	765
9.200% due 11/30/2029	1,000	1,100

CDX North America High Yield
7.625% due 06/29/2012	25,000	24,219

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	296	300

Ferrellgas Escrow LLC
6.750% due 05/01/2014	500	490

Ford Motor Credit Co.
5.800% due 01/12/2009	8,480	8,193
7.250% due 10/25/2011	11,150	10,458
7.375% due 02/01/2011	12,750	12,226
7.800% due 06/01/2012	44,266	42,150
7.875% due 06/15/2010	11,000	10,759

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.000% due 12/15/2016	$3,050	$2,858
8.625% due 11/01/2010	3,500	3,472

General Motors Acceptance Corp.
6.750% due 12/01/2014	6,000	5,446
6.875% due 09/15/2011	12,000	11,430
6.875% due 08/28/2012	2,000	1,878
7.000% due 02/01/2012	30,750	29,220
7.250% due 03/02/2011	25,350	24,593
8.000% due 11/01/2031	9,480	9,325

GMAC LLC
6.625% due 05/15/2012	4,575	4,273

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,400	1,547

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	14,300	14,372
11.625% due 10/15/2017	7,800	7,605

NSG Holdings LLC
7.750% due 12/15/2025	650	647

Petroplus Finance Ltd.
6.750% due 05/01/2014	175	169
7.000% due 05/01/2017	175	167

Rotech Healthcare, Inc.
9.500% due 04/01/2012	2,245	1,560

Targeted Return Index Securities Trust
7.140% due 05/01/2016	7,366	7,230

Tenneco, Inc.
8.625% due 11/15/2014	13,385	13,552
10.250% due 07/15/2013	1,500	1,616

Universal City Florida Holding Co. I
10.106% due 05/01/2010	50	51

Ventas Realty LP
6.750% due 04/01/2017	1,300	1,303
7.125% due 06/01/2015	1,500	1,538

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,950	2,169

		256,681

INDUSTRIALS 47.6%
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008	500	480
8.550% due 08/01/2010	2,250	1,868

Actuant Corp.
6.875% due 06/15/2017	600	594

Albertson’s, Inc.
7.450% due 08/01/2029	2,800	2,709
7.750% due 06/15/2026	6,000	5,995

Allied Waste North America, Inc.
7.250% due 03/15/2015	12,525	12,838
7.875% due 04/15/2013	7,075	7,340

American Stores Co.
8.000% due 06/01/2026	8,050	8,239

AmeriGas Partners LP
7.125% due 05/20/2016	1,500	1,466
7.250% due 05/20/2015	3,000	2,970

Aramark Corp.
8.500% due 02/01/2015	19,850	20,346

Arco Chemical Co.
10.250% due 11/01/2010	225	242

ArvinMeritor, Inc.
8.125% due 09/15/2015	10,800	10,530
8.750% due 03/01/2012	10,000	10,250

Berry Plastics Holding Corp.
8.875% due 09/15/2014	16,775	17,236

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bombardier, Inc.
8.000% due 11/15/2014	$1,825	$1,921

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	10,450	9,823

Bowater Canada Finance
7.950% due 11/15/2011	1,140	943

Buhrmann U.S., Inc.
8.250% due 07/01/2014	900	855

CanWest MediaWorks LP
9.250% due 08/01/2015	3,750	3,806

Cascades, Inc.
7.250% due 02/15/2013	6,875	6,772

CCO Holdings LLC
8.750% due 11/15/2013	1,685	1,702

Celestica, Inc.
7.625% due 07/01/2013	750	701
7.875% due 07/01/2011	12,800	12,384

Chart Industries, Inc.
9.125% due 10/15/2015	2,300	2,392

Charter Communications Operating LLC
8.375% due 04/30/2014	23,450	23,685

Chemtura Corp.
6.875% due 06/01/2016	1,300	1,242

Chesapeake Energy Corp.
7.000% due 08/15/2014	5,350	5,410
7.500% due 06/15/2014	6,615	6,813

Community Health Systems, Inc.
8.875% due 07/15/2015	30,979	31,986

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	7,375	7,633
7.750% due 05/15/2017	4,450	4,606

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	6,160	5,667

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	1,200	1,238
7.750% due 11/15/2015	6,175	6,407

CSC Holdings, Inc.
6.750% due 04/15/2012	16,400	15,867
7.625% due 04/01/2011	5,425	5,466
7.625% due 07/15/2018	1,000	960
7.875% due 02/15/2018	4,000	3,900

DaVita, Inc.
7.250% due 03/15/2015	8,175	8,236

Delhaize America, Inc.
8.050% due 04/15/2027	600	642

Dex Media West LLC
8.500% due 08/15/2010	25	26

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	4,174	4,184

Dynegy Holdings, Inc.
7.125% due 05/15/2018	4,753	4,361
7.500% due 06/01/2015	26,475	25,681
7.750% due 06/01/2019	2,425	2,331
8.375% due 05/01/2016	4,475	4,520

EchoStar DBS Corp.
7.125% due 02/01/2016	21,025	21,708

El Paso Corp.
7.000% due 06/15/2017	34,875	35,586

Enterprise Products Operating LP
7.034% due 01/15/2068	660	606
8.375% due 08/01/2066	875	901

Equistar Chemicals LP
10.125% due 09/01/2008	2,000	2,075

See Accompanying Notes	Semiannual Report	September 30, 2007	51

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ferrellgas Partners LP
8.750% due 06/15/2012	$4,590	$4,728

Ford Motor Co.
7.450% due 07/16/2031	500	395
9.215% due 09/15/2021	800	696

Forest Oil Corp.
7.250% due 06/15/2019	2,725	2,739
7.750% due 05/01/2014	1,000	1,020

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	875	947
8.375% due 04/01/2017	21,975	24,063

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	21,915	21,258
9.125% due 12/15/2014 (c)	5,675	5,278
9.569% due 12/15/2014	1,000	948

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	600	626

General Motors Corp.
6.375% due 05/01/2008	5,000	4,962
7.125% due 07/15/2013	5,150	4,738
7.200% due 01/15/2011	750	718
7.700% due 04/15/2016	4,250	3,825
8.250% due 07/15/2023	5,675	4,994

Georgia-Pacific Corp.
7.000% due 01/15/2015	16,425	16,096
7.125% due 01/15/2017	3,400	3,306
7.250% due 06/01/2028	750	690
8.000% due 01/15/2024	9,555	9,364
8.125% due 05/15/2011	2,300	2,346

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	1,002	1,052
9.000% due 07/01/2015	16,300	17,482

HCA, Inc.
7.190% due 11/15/2015	350	304
7.690% due 06/15/2025	900	744
9.250% due 11/15/2016	56,550	60,226

Health Management Associates, Inc.
6.125% due 04/15/2016	1,000	877

Herbst Gaming, Inc.
7.000% due 11/15/2014	950	784

Hertz Corp.
8.875% due 01/01/2014	15,125	15,654

Host Marriott LP
7.125% due 11/01/2013	1,000	1,012

Ineos Group Holdings PLC
8.500% due 02/15/2016	19,000	18,288

Intelsat Bermuda Ltd.
8.886% due 01/15/2015	1,000	1,015
9.250% due 06/15/2016	14,410	15,022

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	50	51
8.625% due 01/15/2015	4,950	5,074

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	11,650	11,737

JET Equipment Trust
7.630% due 08/15/2012 (a)	215	111
10.000% due 06/15/2012 (a)	394	378

L-3 Communications Corp.
7.625% due 06/15/2012	1,625	1,670

Legrand France
8.500% due 02/15/2025	670	787

Lyondell Chemical Co.
6.875% due 06/15/2017	8,250	8,992
8.250% due 09/15/2016	1,200	1,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mariner Energy, Inc.
8.000% due 05/15/2017	$1,000	$982

MGM Mirage
7.500% due 06/01/2016	17,410	17,388
7.625% due 01/15/2017	3,400	3,383

Mirage Resorts, Inc.
7.250% due 08/01/2017	4,075	3,973

Nalco Co.
7.750% due 11/15/2011	6,750	6,919
8.875% due 11/15/2013	8,220	8,672

Norampac, Inc.
6.750% due 06/01/2013	1,000	960

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,500	1,590

Nortel Networks Ltd.
10.125% due 07/15/2013	19,130	19,776
10.750% due 07/15/2016	595	625

Novelis, Inc.
7.250% due 02/15/2015	710	689

OPTI Canada, Inc.
8.250% due 12/15/2014	400	405

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,950	1,933

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	7,025	7,166
8.375% due 05/01/2017	5,050	5,176

Plains Exploration & Production Co.
7.750% due 06/15/2015	1,345	1,325

Quebecor Media, Inc.
7.750% due 03/15/2016 (b)	4,750	4,560

Qwest Communications International, Inc.
9.058% due 02/15/2009	2,500	2,538

Range Resources Corp.
7.500% due 05/15/2016	7,120	7,298

Reynolds American, Inc.
6.750% due 06/15/2017	2,000	2,056
7.750% due 06/01/2018	250	267

RH Donnelley Corp.
6.875% due 01/15/2013	175	166
8.875% due 01/15/2016	31,399	32,145
8.875% due 10/15/2017 (b)	9,800	9,947

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	300	301

Roseton
7.270% due 11/08/2010	855	859

Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016	1,500	1,486
7.250% due 03/15/2018	1,000	974

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,115	2,710

SemGroup LP
8.750% due 11/15/2015	1,840	1,808

Sensata Technologies BV
8.000% due 05/01/2014	9,320	9,134

Service Corp. International
7.625% due 10/01/2018	4,250	4,431

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	200	196

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	2,925	2,888
8.375% due 07/01/2012	5,300	5,326

Solectron Global Finance Ltd.
8.000% due 03/15/2016	500	544

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Station Casinos, Inc.
6.000% due 04/01/2012	$1,000	$955
6.625% due 03/15/2018	5,200	4,381
7.750% due 08/15/2016	16,150	16,069

Suburban Propane Partners LP
6.875% due 12/15/2013	2,625	2,572

Sungard Data Systems, Inc.
9.125% due 08/15/2013	15,055	15,732

SUPERVALU, Inc.
7.500% due 11/15/2014	6,200	6,340

Tenet Healthcare Corp.
7.375% due 02/01/2013	850	725
9.875% due 07/01/2014	175	161

Tesoro Corp.
6.500% due 06/01/2017	9,500	9,476

TransDigm, Inc.
7.750% due 07/15/2014	2,600	2,639

TRW Automotive, Inc.
7.000% due 03/15/2014	9,650	9,409
7.250% due 03/15/2017	6,425	6,296

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	148	1

Verso Paper Holdings LLC
9.125% due 08/01/2014	17,065	17,662

West Corp.
9.500% due 10/15/2014	7,150	7,418

Williams Cos., Inc.
7.500% due 01/15/2031	5,851	6,100
7.625% due 07/15/2019	14,600	15,713
7.750% due 06/15/2031	6,900	7,288
7.875% due 09/01/2021	1,700	1,857

Williams Partners LP
7.250% due 02/01/2017	375	384

Wynn Las Vegas LLC
6.625% due 12/01/2014	8,250	8,126

		962,395

UTILITIES 9.2%
AES Corp.
8.750% due 05/15/2013	10,975	11,537

Cincinnati Bell, Inc.
7.000% due 02/15/2015	1,600	1,552
7.250% due 07/15/2013	1,375	1,392
8.375% due 01/15/2014	3,900	3,910

Citizens Communications Co.
7.125% due 03/15/2019	16,200	16,038
9.000% due 08/15/2031	9,245	9,430

Complete Production Services, Inc.
8.000% due 12/15/2016	1,000	994

Edison Mission Energy
7.000% due 05/15/2017	10,620	10,514
7.200% due 05/15/2019	2,580	2,554
7.625% due 05/15/2027	6,042	5,861
7.750% due 06/15/2016	1,000	1,040

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,070	1,099

Idearc, Inc.
8.000% due 11/15/2016	12,275	12,306

Midwest Generation LLC
8.560% due 01/02/2016	13,040	13,952

NRG Energy, Inc.
7.250% due 02/01/2014	18,305	18,397
7.375% due 02/01/2016	10,505	10,558
7.375% due 01/15/2017	1,750	1,754

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PSEG Energy Holdings LLC
8.500% due 06/15/2011	$1,200	$1,269

Qwest Corp.
6.500% due 06/01/2017	22,350	22,015
8.875% due 03/15/2012	2,400	2,631

Reliant Energy, Inc.
6.750% due 12/15/2014	3,410	3,461
7.625% due 06/15/2014	10,425	10,555
7.875% due 06/15/2017	14,850	15,017

Rural Cellular Corp.
9.875% due 02/01/2010	1,300	1,365

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	853	844

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,527	1,542

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	3,225	3,362

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	1,851	1,954

		186,903

Total Corporate Bonds & Notes (Cost $1,371,513)		1,405,979

CONVERTIBLE BONDS & NOTES 0.8%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	375	339

Chesapeake Energy Corp.
2.500% due 05/15/2037	3,000	3,079
2.750% due 11/15/2035	1,650	1,819

Citigroup, Inc.
3.350% due 10/01/2012	3,100	3,100

CMS Energy Corp.
2.875% due 12/01/2024	650	839

Deutsche Bank AG
0.000% due 07/14/2008	325	319
0.000% due 09/29/2008	100	99
0.000% due 10/24/2008	200	206

Nortel Networks Corp.
1.750% due 04/15/2012	2,000	1,680
2.125% due 04/15/2014	1,975	1,615

Peabody Energy Corp.
4.750% due 12/15/2066	2,925	3,086

Qwest Communications International, Inc.
3.500% due 11/15/2025	125	207

Total Convertible Bonds & Notes (Cost $16,026)		16,388

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
5.000% due 06/01/2036 - 11/01/2037	94,997	90,611

Total U.S. Government Agencies (Cost $90,247)		90,611

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Notes
4.500% due 09/30/2011	50,000	50,684
4.625% due 02/29/2012	69,000	70,245

Total U.S. Treasury Obligations (Cost $119,213)		120,929

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		$180	$177

Total Mortgage-Backed Securities (Cost $119)			177

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Amadeus Global Travel Distribution S.A.
6.567% due 04/08/2013	EUR	1,500	2,048

Bombardier, Inc.
7.250% due 11/15/2016		1,775	2,588

Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,781

Lighthouse International Co. S.A.
8.000% due 04/30/2014		265	393

Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013		378	529
6.580% due 11/30/2014		455	641
8.250% due 05/01/2016		1,900	2,851

OI European Group BV
6.875% due 03/31/2017		300	416

SigmaKalon
6.408% due 06/30/2012		924	1,291

Telenet Communications NV
9.000% due 12/15/2013		93	145

UPC Holding BV
7.750% due 01/15/2014		605	850
8.625% due 01/15/2014		400	585

Total Foreign Currency-Denominated Issues (Cost $13,447)			15,118

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	140

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		1,800	279

Total Convertible Preferred Stocks (Cost $320)			419

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.1%

COMMERCIAL PAPER 19.2%
ANZ National International Ltd.
5.250% due 10/17/2007		$15,000	14,965

Bank of America Corp.
5.230% due 11/16/2007		12,000	11,920
5.230% due 11/20/2007		6,600	6,552
5.245% due 10/26/2007		4,800	4,783
5.260% due 11/08/2007		11,800	11,734

Bank of Ireland
5.245% due 10/16/2007		16,370	16,334

DnB NORBank ASA
5.225% due 11/15/2007		16,400	16,293
5.225% due 11/20/2007		1,900	1,886

Freddie Mac
4.000% due 10/01/2007		69,200	69,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.170% due 11/06/2007	$2,600	$2,587
5.240% due 10/31/2007	35,700	35,544

HBOS Treasury Services PLC
5.250% due 10/16/2007	28,400	28,338
5.250% due 10/31/2007	10,200	10,155
5.250% due 11/05/2007	2,500	2,487

Societe Generale NY
5.255% due 11/02/2007	6,000	5,972

Svenska Handelsbanken AB
5.245% due 11/05/2007	5,700	5,671
5.250% due 11/08/2007	42,100	41,867

UBS Finance Delaware LLC
5.200% due 10/23/2007	3,600	3,589
5.245% due 10/26/2007	12,800	12,753
5.245% due 11/02/2007	10,300	10,252
5.250% due 10/12/2007	14,300	14,277
5.255% due 11/02/2007	7,000	6,967

Unicredito Italiano SpA
5.200% due 10/26/2007	6,400	6,377

Westpac Banking Corp.
5.250% due 11/01/2007	10,100	10,054
5.250% due 11/02/2007	2,400	2,389
5.260% due 11/08/2007	1,700	1,691

Westpac Trust Securities NZ Ltd.
5.240% due 11/01/2007	28,600	28,471
5.270% due 11/06/2007	5,300	5,272

		388,380

REPURCHASE AGREEMENTS 0.1%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	2,664	2,664

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $2,719. Repurchase proceeds are $2,665.)

U.S. TREASURY BILLS 0.8%
3.809% due 12/13/2007 (d)(e)(i)	16,505	16,328

Total Short-Term Instruments (Cost $407,421)		407,372

PURCHASED OPTIONS (k) 0.7%
(Cost $14,768)		14,216

Total Investments (f) 103.8% (Cost $2,061,278)		$2,099,185

Written Options (l) (0.6%) (Premiums $13,790)		(12,820)

Other Assets and Liabilities (Net) (3.2%)		(63,766)

Net Assets 100.0%		$2,022,599

See Accompanying Notes	Semiannual Report	September 30, 2007	53

Schedule of Investments  High Yield Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $8,656 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $5,242 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $190 at a weighted average interest rate of 5.450%.
(h)	Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(i)	Securities with an aggregate market value of $252 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor March Futures	Long	03/2009	300	$66

(j)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%		12/20/2007	$1,000	$3
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007	1,000	3
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010	1,000	6
Bank of America	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	5,000	9
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012	1,000	(6)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012	550	(15)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012	300	(8)
Barclays Bank PLC	Dow Jones CDX N.A. HY8 Index	Sell	3.223%		06/20/2012	2,850	178
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%		12/20/2007	1,500	3
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY9 Index	Sell	3.750%		12/20/2012	128,000	40
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010	1,000	20
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	1,000	(42)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	1,000	(75)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.088%		06/20/2012	300	4
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.092%		06/20/2012	1,200	17
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.105%		06/20/2012	1,400	21
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	800	13
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	300	(15)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012	700	(31)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	150	(9)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	1,000	5
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	1,500	(11)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	2,000	(31)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	400	(2)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	150	2
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%		09/20/2012	600	(29)
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.250%		09/20/2012	1,000	51
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%		12/20/2007	1,000	1
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.100%		12/20/2007	1,000	2
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,600	23
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	900	(19)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.700%		09/20/2012	1,000	126
JPMorgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%		12/20/2007	1,000	3
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	1,000	(39)
Lehman Brothers, Inc.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	6.750%		09/20/2008	1,300	(39)
Lehman Brothers, Inc.	Bon-Ton Stores, Inc. 10.250% due 03/15/2014	Sell	3.500%		09/20/2008	775	(18)
Lehman Brothers, Inc.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	2.750%		09/20/2008	1,000	12
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	3.000%		09/20/2008	2,650	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	1,000	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	1,000	(23)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	500	0
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	200	1
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	500	(3)

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Community Health Systems 8.875% due 07/15/2015	Sell	4.900%		09/20/2012	$3,500	$197
Lehman Brothers, Inc.	L-3 Communications Corp. 7.625% due 06/15/2012	Sell	2.600%		09/20/2012	1,500	84
Lehman Brothers, Inc.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	5.450%		09/20/2012	2,000	2
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.368%		06/20/2012	1,000	26
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	300	(13)
Merrill Lynch & Co., Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.900%		09/20/2012	1,500	71
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	1,000	17
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	700	(18)
Morgan Stanley	ARAMARK Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	750	(25)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	150	(9)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	350	5

							$509

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	$111,000	$4,277
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	161,900	81
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	155,000	3,698
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	94,000	(135)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	104,000	103

						$8,024

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Short	Motorola, Inc.	5.610%	10/23/2007	1,100	$(1)

(k)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.720%	12/31/2008	$55,000	$449	$470
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	510,000	4,539	4,375
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	153,900	1,684	1,336
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	280,000	2,114	2,473
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/22/2008	240,000	1,662	2,120
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	401,200	4,320	3,442

							$14,768	$14,216

(l)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.220%	12/31/2008	$18,000	$419	$441
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	170,000	4,403	4,020
Call - OTC 7-Year Interest Rate Swap	Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	42,800	1,326	1,029
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	93,000	1,977	2,241
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.230%	09/22/2008	80,000	1,532	1,927
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	133,700	4,133	3,162

							$13,790	$12,820

(m)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,940	$1,954	0.10%

See Accompanying Notes	Semiannual Report	September 30, 2007	55

Schedule of Investments High Yield Portfolio (Cont.)	(Unaudited) September 30, 2007

(n)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	11,054	10/2007	$0	$(744)	$(744)

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments International Portfolio	(Unaudited) September 30, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.0%
Commonwealth Bank of Australia
5.860% due 06/08/2009		$1,100	$1,100

Total Australia (Cost $1,101)			1,099

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.695% due 12/25/2024	JPY	21,034	185

Total Cayman Islands (Cost $190)			185

CROATIA 0.0%
Croatia Government International Bond
6.188% due 07/31/2010		$818	822

Total Croatia (Cost $813)			822

FRANCE 0.0%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,708

Total France (Cost $1,236)			2,708

GERMANY 0.0%
Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,427
4.250% due 07/04/2014		500	713

Total Germany (Cost $1,994)			2,140

IRELAND 0.0%
Bank of Ireland
5.696% due 12/18/2009		$1,100	1,097

Total Ireland (Cost $1,101)			1,097

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.777% due 12/10/2037	EUR	6,601	9,414

Lloyds TSB Capital
7.375% due 12/29/2049		5,250	8,059

Total Jersey, Channel Islands (Cost $10,974)			17,473

MEXICO 0.0%
Mexico Government International Bond
6.750% due 09/27/2034		$883	962

Total Mexico (Cost $947)			962

NETHERLANDS 1.2%
Deutsche Telekom International Finance BV
5.390% due 03/23/2009		$52,630	52,451

Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009		12,150	12,159

Total Netherlands (Cost $64,844)			64,610

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	3,550

Total New Zealand (Cost $1,774)			3,550

SPAIN 0.1%
Hipotebansa Mortgage Securitization Fund
4.395% due 07/18/2022	EUR	2,457	3,500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008		$1,100	$1,099

Total Spain (Cost $3,333)			4,599

SUPRANATIONAL 0.1%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,714

Total Supranational (Cost $3,287)			4,714

TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	537
7.500% due 08/06/2009	EUR	1,800	2,682

Total Tunisia (Cost $2,331)			3,219

UNITED KINGDOM 0.2%
Bauhaus Securities Ltd.
4.565% due 10/30/2052	EUR	5,231	7,452

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		$1,100	1,099

Total United Kingdom (Cost $5,556)			8,551

UNITED STATES 49.0%

ASSET-BACKED SECURITIES 7.1%
Accredited Mortgage Loan Trust
5.251% due 04/25/2036		$1,500	1,490
5.291% due 09/25/2035		64	64

ACE Securities Corp.
5.181% due 07/25/2036		215	214
5.181% due 08/25/2036		655	650
5.191% due 05/25/2036		111	111
5.191% due 10/25/2036		345	342
5.201% due 12/25/2035		118	117
5.211% due 02/25/2036		635	633
5.221% due 06/25/2037		8,360	8,325

AFC Home Equity Loan Trust
5.841% due 12/22/2027		51	50

American Express Credit Account Master Trust
6.252% due 02/15/2012		1,916	1,912

Ameriquest Mortgage Securities, Inc.
5.271% due 03/25/2036		1,152	1,149
5.361% due 11/25/2035		1,419	1,395

Amortizing Residential Collateral Trust
5.421% due 07/25/2032		58	57
5.481% due 10/25/2031		626	621

Argent Securities, Inc.
5.181% due 10/25/2036		296	294
5.201% due 04/25/2036		75	75
5.211% due 03/25/2036		1,409	1,407
5.221% due 07/25/2036		6,500	6,427

Asset-Backed Funding Certificates
5.191% due 01/25/2037		395	393
5.481% due 06/25/2034		1,046	1,022

Asset-Backed Securities Corp. Home Equity
5.191% due 03/25/2036		85	85
5.211% due 05/25/2037		3,584	3,553

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036		130	129

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 04/25/2036		4,829	4,809
5.211% due 10/25/2036		1,512	1,505
5.221% due 04/25/2036		1,106	1,104
5.221% due 06/25/2047		6,581	6,537
5.331% due 09/25/2034		13,324	13,293

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.331% due 06/25/2036	$16,766	$16,533
5.461% due 10/25/2032	680	666
5.461% due 01/25/2036	1,234	1,217
5.581% due 03/25/2043	1,534	1,523
5.621% due 06/25/2036	1,900	1,860

BNC Mortgage Loan Trust
5.231% due 05/25/2037	1,803	1,787

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	443	439
5.825% due 10/25/2035	2,998	2,950

Chase Credit Card Master Trust
5.922% due 09/15/2011	67,050	67,032
6.552% due 02/15/2011	5,000	4,983

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	75	74

Citicorp Residential Mortgage Securities, Inc.
5.221% due 03/25/2037	18,376	18,247

Citigroup Mortgage Loan Trust, Inc.
5.181% due 10/25/2036	249	247
5.181% due 11/25/2036	321	319
5.231% due 10/25/2036	500	491
5.241% due 01/25/2036	8,719	8,689
5.241% due 03/25/2037	3,618	3,590
5.792% due 05/15/2036	1,977	1,966

Countrywide Asset-Backed Certificates
5.181% due 01/25/2037	175	174
5.181% due 05/25/2037	1,367	1,359
5.181% due 03/25/2047	330	328
5.201% due 08/25/2036	107	107
5.201% due 09/25/2036	30	30
5.201% due 12/25/2036	662	658
5.201% due 06/25/2037	1,101	1,092
5.211% due 06/25/2037	2,556	2,536
5.211% due 10/25/2037	1,808	1,794
5.231% due 05/25/2036	786	785
5.231% due 07/25/2037	20,000	19,687
5.231% due 08/25/2037	1,600	1,572
5.231% due 09/25/2037	3,556	3,531
5.231% due 05/25/2047	264	262
5.231% due 09/25/2047	9,506	9,442
5.241% due 10/25/2046	4,386	4,366
5.321% due 06/25/2036	12,000	11,862
5.871% due 05/25/2032	153	148

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	453	450
5.201% due 01/25/2037	1,655	1,645
5.221% due 12/25/2035	92	92
5.221% due 12/25/2037	1,297	1,289

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	280	274

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	50	50

Equifirst Mortgage Loan Trust
5.381% due 07/25/2034	2	2

Equity One Asset-Backed Securities, Inc.
5.431% due 04/25/2034	553	539

Fieldstone Mortgage Investment Corp.
5.221% due 07/25/2036	6,538	6,483

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	198	197
5.181% due 11/25/2036	382	377
5.201% due 02/25/2036	2,853	2,841
5.201% due 03/25/2036	4,593	4,578
5.201% due 12/25/2036	1,589	1,572
5.221% due 01/25/2036	173	172
5.231% due 11/25/2035	897	895
5.501% due 12/25/2034	523	518
5.511% due 10/25/2034	6	6

See Accompanying Notes	Semiannual Report	September 30, 2007	57

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.201% due 02/25/2037	$713	$711
5.251% due 04/25/2036	1,357	1,352
5.301% due 01/25/2036	1,238	1,234

GSAA Trust
5.241% due 06/25/2035	893	893

GSAMP Trust
5.171% due 10/25/2046	316	315
5.201% due 09/25/2036	1,086	1,081
5.421% due 03/25/2034	70	70

GSR Mortgage Loan Trust
5.231% due 11/25/2030	156	155

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	1,899	1,874

Home Equity Asset Trust
5.201% due 07/25/2036	3,286	3,273

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	369	367
5.181% due 12/25/2036	473	469

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	301	300
5.191% due 04/25/2037	425	422
5.211% due 07/25/2037	537	533

JPMorgan Mortgage Acquisition Corp.
5.181% due 07/25/2036	318	316
5.201% due 03/25/2036	170	170
5.201% due 11/25/2036	345	343
5.281% due 03/25/2037	10,000	9,821
5.341% due 06/25/2035	16	16

Lehman XS Trust
5.211% due 04/25/2046	147	146
5.211% due 06/25/2046	398	397
5.211% due 11/25/2046	324	317
5.281% due 04/25/2037	568	566

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	330	328
5.191% due 05/25/2046	121	121
5.411% due 10/25/2034	28	28

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	142	142
5.191% due 11/25/2036	431	428
5.261% due 10/25/2036	5,000	4,954

MBNA Credit Card Master Note Trust
5.852% due 12/15/2011	4,800	4,792

Merrill Lynch Mortgage Investors, Inc.
5.191% due 10/25/2037	448	445
5.201% due 08/25/2036	249	249
5.201% due 07/25/2037	343	340
5.211% due 09/25/2037	361	359
5.241% due 03/25/2037	10,000	9,884

Morgan Stanley ABS Capital I
5.181% due 09/25/2036	305	303
5.191% due 05/25/2037	533	527
5.201% due 02/25/2036	106	106
5.201% due 03/25/2036	125	125
5.221% due 01/25/2037	20,000	19,589
5.231% due 04/25/2036	4,000	3,956
5.231% due 10/25/2036	10,000	9,845
5.231% due 11/25/2036	20,000	19,646
5.241% due 10/25/2036	600	589

Morgan Stanley Home Equity Loans
5.201% due 02/25/2036	181	180
5.241% due 02/25/2036	500	494

Nationstar Home Equity Loan Trust
5.191% due 06/25/2037	563	560

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	136	135

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.391% due 09/25/2035	$238	$237

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	240	239
5.211% due 01/25/2036	35	35
5.211% due 10/25/2036	337	334

Residential Asset Securities Corp.
5.171% due 08/25/2036	210	209
5.191% due 04/25/2036	61	61
5.201% due 03/25/2036	60	60
5.201% due 04/25/2036	99	98
5.201% due 11/25/2036	663	659
5.211% due 10/25/2036	302	300

Saxon Asset Securities Trust
5.191% due 11/25/2036	266	265

Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036	363	360

Soundview Home Equity Loan Trust
5.161% due 07/25/2036	43	43
5.231% due 10/25/2036	253	252
5.361% due 06/25/2035	31	31

Structured Asset Investment Loan Trust
5.221% due 01/25/2036	213	212

Structured Asset Securities Corp.
4.900% due 04/25/2035	52	51
5.181% due 10/25/2036	331	328
5.531% due 05/25/2034	20	19

Washington Mutual Asset-Backed Certificates
5.191% due 10/25/2036	474	471

Wells Fargo Home Equity Trust
5.181% due 01/25/2037	440	438

		380,057

CORPORATE BONDS & NOTES 6.6%
American Express Bank FSB
5.196% due 06/22/2009	8,500	8,469

American Express Credit Corp.
5.780% due 03/02/2009	1,100	1,097
5.858% due 04/06/2009	1,100	1,096

American Honda Finance Corp.
5.350% due 08/05/2008	1,100	1,099

American International Group, Inc.
5.210% due 06/23/2008	1,100	1,100

Anadarko Petroleum Corp.
6.094% due 09/15/2009	700	696

AT&T, Inc.
5.460% due 02/05/2010	2,200	2,193

Bank of America Corp.
5.620% due 10/14/2016	10,000	9,854

Bank of America N.A.
5.646% due 12/18/2008	1,750	1,749

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	15,200	15,065

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	1,100	1,096

Charter One Bank N.A.
5.410% due 04/24/2009	3,500	3,479

Cisco Systems, Inc.
5.575% due 02/20/2009	2,200	2,197

CIT Group, Inc.
5.570% due 02/21/2008	2,200	2,177

Citigroup Funding, Inc.
5.200% due 06/26/2009	25,000	24,976

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup, Inc.
5.228% due 12/28/2009	$12,540	$12,498
5.240% due 12/26/2008	1,100	1,100

Comcast Corp.
5.660% due 07/14/2009	2,200	2,190

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	2,100	2,093

Credit Suisse First Boston
5.758% due 08/15/2010	17,073	16,990

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	26,000	25,838

Dominion Resources, Inc.
5.755% due 11/14/2008	900	901

Florida Power Corp.
5.975% due 11/14/2008	2,200	2,203

General Electric Capital Corp.
5.460% due 10/21/2010	51,400	50,864
5.734% due 03/16/2009	2,100	2,097

General Mills, Inc.
5.490% due 01/22/2010	2,200	2,194

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	900	897
5.300% due 12/22/2008	200	199
5.498% due 06/28/2010	20,320	20,260

HSBC Finance Corp.
5.610% due 01/15/2014	5,000	4,840
5.688% due 06/19/2009	2,200	2,191
6.051% due 06/01/2016	3,000	2,933

International Lease Finance Corp.
5.700% due 04/20/2009	285	285

JPMorgan Chase & Co.
5.179% due 06/26/2009	1,100	1,100

Kroger Co.
5.500% due 02/01/2013	100	100

Lehman Brothers Holdings, Inc.
5.260% due 12/23/2008	700	692
5.630% due 11/10/2009	14,020	13,689

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	900	898
5.665% due 08/14/2009	200	199

Metropolitan Life Global Funding I
5.430% due 10/05/2007	1,100	1,100

Morgan Stanley
5.390% due 04/25/2008	900	898

Safeway, Inc.
5.550% due 03/27/2009	1,080	1,081

SLM Corp.
5.570% due 07/25/2008	1,100	1,085

Time Warner, Inc.
5.730% due 11/13/2009	1,100	1,088

U.S. Bancorp
5.159% due 04/28/2009	1,250	1,244

U.S. Bank N.A.
5.680% due 03/31/2008	1,100	1,100

Wachovia Bank N.A.
5.250% due 03/23/2009	2,250	2,247
5.494% due 02/23/2009	400	400

Wells Fargo & Co.
5.460% due 01/12/2011	20,530	20,394
5.870% due 03/10/2008	1,100	1,100

World Savings Bank FSB
5.396% due 05/08/2009	75,000	75,078
5.746% due 03/02/2009	1,100	1,104

		351,513

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$78	$76
5.281% due 09/25/2035	196	196

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	223	219

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	402	394

Bear Stearns Alt-A Trust
5.685% due 08/25/2036	143	143
5.954% due 02/25/2036	405	407

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	2,889	2,878

CC Mortgage Funding Corp.
5.311% due 07/25/2036	480	478

Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	387	383

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	272	273

Countrywide Alternative Loan Trust
5.291% due 02/25/2047	502	491
5.311% due 05/25/2047	2,905	2,811
5.321% due 08/25/2046	719	701
5.321% due 11/25/2046	353	346
5.391% due 12/25/2035	309	304
5.411% due 12/25/2035	991	982
5.411% due 02/25/2037	445	433
5.431% due 08/25/2035	1,780	1,740
5.431% due 12/25/2035	2,794	2,720
5.451% due 11/25/2035	17,852	17,252
5.481% due 09/25/2035	6,344	6,244
5.576% due 09/20/2046	170	169
5.676% due 02/20/2047	16,888	16,481
5.706% due 03/20/2046	1,451	1,420

Countrywide Home Loan Mortgage Pass-Through Trust
4.713% due 08/25/2034	243	243
5.361% due 05/25/2035	691	673
5.401% due 05/25/2034	58	58
5.421% due 03/25/2035	3,048	3,000
5.421% due 04/25/2035	42	42
5.431% due 03/25/2035	277	271
5.451% due 03/25/2035	13,433	13,183
5.461% due 02/25/2035	58	57
5.511% due 09/25/2034	67	67

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	492

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	131	132

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.231% due 10/25/2036	249	248

Downey Savings & Loan Association Mortgage Loan Trust
5.712% due 03/19/2045	2,980	2,915
5.762% due 08/19/2045	1,078	1,053
5.832% due 08/19/2045	6,437	6,291

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	160	160

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	3,381	3,359
5.211% due 01/25/2047	1,813	1,772
5.361% due 06/25/2045	6,825	6,706

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	137	138

GSR Mortgage Loan Trust
6.000% due 03/25/2032	5	5

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
5.592% due 01/19/2038	$8,754	$8,714
5.692% due 01/19/2038	509	497
5.722% due 05/19/2035	3,404	3,336
5.742% due 06/19/2035	862	844
5.742% due 01/19/2036	464	457
5.742% due 03/19/2037	5,298	5,210
5.752% due 01/19/2036	7,374	7,219
5.812% due 11/19/2035	1,012	994
5.832% due 09/19/2035	75	74
5.836% due 06/20/2035	285	279

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	10,042	10,032

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	308	306
5.231% due 01/25/2037	339	339

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	96	96

MLCC Mortgage Investors, Inc.
6.132% due 03/15/2025	18	18

Nationslink Funding Corp.
6.170% due 11/10/2030	40	40

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	131	131

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	321	318
5.341% due 04/25/2046	435	421
5.431% due 08/25/2035	338	329

Sequoia Mortgage Trust
5.780% due 10/20/2034	1,792	1,781
5.846% due 07/20/2033	4,507	4,465
5.852% due 10/19/2026	76	75

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	260	259
5.792% due 07/19/2034	27	26

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	179	179

Thornburg Mortgage Securities Trust
5.241% due 11/25/2046	486	480
5.251% due 03/25/2046	2,000	1,988
5.251% due 10/25/2046	400	394
5.371% due 10/25/2045	1,810	1,806
5.401% due 03/25/2044	436	428

Wachovia Bank Commercial Mortgage Trust
5.832% due 06/15/2020	41,000	40,969

Washington Mutual, Inc.
5.211% due 08/25/2046	82	82
5.361% due 04/25/2045	332	326
5.421% due 10/25/2045	122	119
5.441% due 01/25/2045	86	84
5.451% due 01/25/2045	80	79
5.451% due 07/25/2045	89	88
5.527% due 02/27/2034	51	51
5.671% due 12/25/2027	213	213
5.777% due 10/25/2046	171	170
5.793% due 12/25/2046	489	481
5.983% due 08/25/2046	67,639	66,371
6.183% due 11/25/2042	19	19
6.383% due 08/25/2042	73	73
6.483% due 11/25/2046	449	449

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	370	363
4.110% due 06/25/2035	104	103
4.500% due 11/25/2018	257	251
4.950% due 03/25/2036	495	489
5.278% due 04/25/2036	121	119

		260,840

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
5.445% due 07/07/2008	$9,000	$8,882

U.S. GOVERNMENT AGENCIES 30.0%
Fannie Mae
4.187% due 11/01/2034	302	303
4.500% due 05/25/2015 - 02/25/2021	1,800	1,777
4.924% due 12/01/2034	90	89
5.000% due 02/01/2022 - 07/01/2037	307,274	293,179
5.251% due 03/25/2034	60	60
5.281% due 08/25/2034	44	43
5.481% due 09/25/2042	171	172
5.500% due 09/25/2024 - 10/01/2037	1,226,029	1,201,138
5.531% due 06/25/2029	33	34
6.000% due 12/01/2033 - 07/25/2044	107	108
6.500% due 05/01/2028 - 07/01/2029	409	420
7.000% due 09/25/2023	126	132
7.630% due 12/01/2030	7	7
8.800% due 01/25/2019	174	188

Freddie Mac
4.500% due 04/15/2013 - 02/15/2020	1,907	1,889
5.000% due 03/15/2016 - 07/01/2037	7,174	6,939
5.281% due 09/25/2035	6,960	6,759
5.411% due 09/25/2031	114	114
5.441% due 10/01/2036	536	538
5.500% due 07/01/2037 - 08/01/2037	41,228	40,377
5.982% due 02/15/2019	38,803	38,703
6.202% due 12/15/2031	9	9
6.205% due 10/25/2044 - 02/25/2045	559	559
6.405% due 07/25/2044	116	116
6.500% due 07/15/2028	2,798	2,889

Ginnie Mae
5.750% due 08/20/2022 - 09/20/2026	664	671
6.000% due 08/20/2034	598	593
6.125% due 11/20/2022 - 11/20/2024	1,085	1,096
6.375% due 03/20/2022 - 06/20/2030	2,930	2,963
7.500% due 09/15/2025 - 11/15/2030	2,845	2,978
8.500% due 07/15/2008 - 07/15/2030	32	34

Small Business Administration
4.625% due 02/01/2025	165	159
5.090% due 10/01/2025	92	92

		1,605,128

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,586

U.S. Treasury Notes
3.875% due 09/15/2010	8,760	8,729

		10,315

Total United States (Cost $2,605,759)		2,616,735

SHORT-TERM INSTRUMENTS 44.5%

CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
5.713% due 03/13/2009	$26,025	26,086

See Accompanying Notes	Semiannual Report	September 30, 2007	59

Schedule of Investments  International Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Calyon Financial, Inc.
5.395% due 06/29/2010	$15,000	$15,015

Unicredito Italiano NY
5.506% due 12/13/2007	1,300	1,301

		42,402

COMMERCIAL PAPER 31.0%
Australia & New Zealand Banking Group Ltd.
5.245% due 10/24/2007	80,700	80,430

Bank of America Corp.
5.250% due 10/02/2007	70,000	69,990

Bank of Ireland
5.165% due 11/08/2007	6,100	6,067
5.245% due 10/26/2007	46,600	46,430

Bank of Scotland PLC
5.050% due 01/28/2008	59,400	58,378

Barclays U.S. Funding Corp.
5.070% due 10/24/2007	101,400	101,071
5.100% due 01/25/2008	600	590
5.250% due 10/12/2007	30,700	30,651

Danske Corp.
5.170% due 10/12/2007	700	699

DnB NORBank ASA
5.050% due 01/25/2008	2,100	2,065
5.225% due 11/15/2007	92,000	91,399
5.225% due 11/20/2007	66,500	66,017

Freddie Mac
4.000% due 10/01/2007	224,200	224,200

General Electric Capital Corp.
5.240% due 10/10/2007	16,700	16,678

HBOS Treasury Services PLC
5.245% due 10/17/2007	6,000	5,986
5.250% due 10/12/2007	5,100	5,092
5.250% due 10/16/2007	88,800	88,606

Royal Bank of Scotland Group PLC
5.240% due 10/24/2007	98,300	97,971

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander Hispano Finance Delaware
5.190% due 01/28/2008	$60,000	$58,968

Skandinaviska Enskilda Banken AB
5.050% due 01/25/2008	49,200	48,374

Societe Generale NY
5.180% due 11/26/2007	14,700	14,582

Svenska Handelsbanken AB
5.250% due 11/08/2007	110,300	109,689

Swedbank AB
5.065% due 10/29/2007	118,500	118,033
5.235% due 10/19/2007	40,000	39,895

UBS Finance Delaware LLC
5.225% due 11/14/2007	12,000	11,923
5.245% due 10/12/2007	600	599
5.245% due 10/22/2007	8,900	8,873
5.250% due 10/12/2007	8,000	7,987

Unicredito Italiano SpA
5.185% due 11/27/2007	38,300	37,986
5.200% due 10/26/2007	49,000	48,823

Westpac Banking Corp.
5.100% due 11/13/2007	50,000	49,695
5.170% due 10/15/2007	20,400	20,359
5.225% due 11/13/2007	12,800	12,720
5.260% due 11/08/2007	1,300	1,293

Westpac Trust Securities NZ Ltd.
5.240% due 11/01/2007	19,205	19,118
5.270% due 11/06/2007	52,800	52,522

		1,653,759

REPURCHASE AGREEMENTS 5.7%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	6,009	6,009
(Dated 09/28/2007. Collateralized by Fannie Mae 5.400% due 02/01/2008 valued at $6,131. Repurchase proceeds are $6,011.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Securities LLC
3.800% due 10/01/2007		$150,000	$150,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2009 valued at $152,981. Repurchase proceeds are $150,048.)
3.900% due 10/01/2007		150,000	150,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2026 and 02/15/2012 valued at $153,004. Repurchase proceeds are $150,049.)

			306,009

BELGIUM TREASURY BILLS 1.8%
3.894% due 10/11/2007 - 11/15/2007 (a)	EUR	66,680	94,647

FRANCE TREASURY BILLS 2.8%
3.972% due 10/11/2007 - 11/29/2007 (a)		103,436	146,826

GERMANY TREASURY BILLS 0.1%
4.058% due 12/12/2007		4,000	5,661

NETHERLANDS TREASURY BILLS 1.3%
4.051% due 10/31/2007 (a)		48,540	68,982

U.S. TREASURY BILLS 1.0%
3.894% due 11/29/2007 - 12/13/2007 (a)(b)(d)		$54,320	53,772

Total Short-Term Instruments (Cost $2,360,271)			2,372,058

PURCHASED OPTIONS (f) 0.1%
(Cost $5,124)			5,610

Total Investments (c) 95.7% (Cost $5,070,635)			$5,110,132

Other Assets and Liabilities (Net) 4.3%			231,238

Net Assets 100.0%			$5,341,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $7,421 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(c)	As of September 30, 2007, portfolio securities with an aggregate value of $9,066 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $25,806 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19	$(33)
Euro-Bobl 5-Year Note December Futures	Long	12/2007	8,543	(491)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	749	(1,306)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6,001	10,577
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	12,209	(2,874)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	5,016	8,564

				$14,437

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

(e)	Swap agreements outstanding on September 30, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	133,000	$(69)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		266,000	(162)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		133,000	(87)
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		268,000	(208)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	1,000	(8)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		105,000	4,660
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		700	(47)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(6)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(203)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(364)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	300,000	(7,249)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		151,100	16,182
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		20,000	1,449
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		65,100	(2,083)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,600	2,373
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/20/2008		12,900	(203)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009		1,500,000	20,279
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		675,000	12,553
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		820,000	(1,276)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		314,600	(301)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		521,800	14,863
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038		83,500	(3,055)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(16,541)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		123,000	13,281
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		25,200	4,454
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.500%	09/20/2009		725,000	(4,302)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		36,000	3,931
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		277,000	193
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2010		1,500,000	34,600
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	03/20/2013		80,000	(328)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.500%	03/20/2013		39,300	14
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,000	1,748
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		25,100	(182)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		14,900	2,263
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$10,600	331
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,600	171

							$96,671

(f)	Purchased options outstanding on September 30, 2007:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010	$17,000	$716	$796
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	17,000	716	771
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	2,017
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	2,026

					$5,124	$5,610

(g)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	10/01/2022	$2,000	$1,966	$1,960
Fannie Mae	5.000%	10/01/2037	310,000	299,634	295,711
Fannie Mae	5.500%	10/01/2037	1,227,400	1,205,673	1,202,276
Freddie Mac	5.000%	10/01/2037	5,000	4,821	4,770
Freddie Mac	5.500%	10/01/2037	41,300	40,605	40,442

				$1,552,699	$1,545,159

See Accompanying Notes	Semiannual Report	September 30, 2007	61

Schedule of Investments International Portfolio (Cont.)	(Unaudited) September 30, 2007

(h)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	190,802	10/2007	$646	$0	$646
Sell		2,189	10/2007	0	(95)	(95)
Buy	BRL	556,422	10/2007	27,421	0	27,421
Sell		556,422	10/2007	0	(21,151)	(21,151)
Buy		348,022	11/2007	7,279	0	7,279
Buy		15,397	07/2008	222	0	222
Sell	CAD	1,152	11/2007	0	(22)	(22)
Buy	EUR	253,718	10/2007	10,343	0	10,343
Sell		414,898	10/2007	0	(26,601)	(26,601)
Sell	GBP	147,692	11/2007	0	(6,323)	(6,323)
Buy	JPY	8,661,651	10/2007	3,850	0	3,850
Sell		9,980,103	10/2007	49	(499)	(450)
Buy	KRW	22,868,750	11/2007	27	0	27
Buy		50,843,557	01/2008	0	(69)	(69)
Buy		147,572,734	05/2008	2,413	0	2,413
Buy		23,901,200	08/2008	428	0	428
Buy	MXN	890,295	03/2008	644	(504)	140
Buy		2,517,555	07/2008	3,130	(65)	3,065
Sell	NZD	3,401	10/2007	0	(39)	(39)
Buy	PLN	69,570	03/2008	1,332	0	1,332
Buy	RUB	1,542,000	12/2007	1,734	0	1,734
Buy		634,625	01/2008	381	0	381
Buy		1,392,341	07/2008	558	0	558
Buy	SGD	186,600	10/2007	1,856	0	1,856

				$62,313	$(55,368)	$6,945

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Portfolio	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 96.6%

BANKING & FINANCE 50.9%
ABN AMRO Bank NV
5.996% due 09/18/2013	$1,700	$1,707

AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,020

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,408

American Express Bank FSB
6.000% due 09/13/2017	20,000	19,936

American Express Centurion Bank
6.000% due 09/13/2017	20,000	19,936

American Express Co.
6.150% due 08/28/2017	20,000	20,220

American International Group, Inc.
2.875% due 05/15/2008	1,000	984
6.250% due 05/01/2036	5,000	5,090
6.250% due 03/15/2087	16,000	15,112

Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,825

Archstone-Smith Trust
7.900% due 02/15/2016	75	82

AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	154

AXA S.A.
6.463% due 12/31/2049	10,000	9,255

Bank of America Corp.
4.750% due 08/01/2015	2,400	2,270
5.620% due 10/14/2016	5,000	4,927
5.625% due 10/14/2016	300	300
6.000% due 09/01/2017	30,800	31,573

Barclays Bank PLC
5.450% due 09/12/2012	30,000	30,208
6.860% due 09/29/2049	360	354

Bear Stearns Cos., Inc.
5.550% due 01/22/2017	6,300	5,958
6.400% due 10/02/2017 (b)	50,000	49,869
6.950% due 08/10/2012	25,000	26,092

BNP Paribas
5.186% due 06/29/2049	17,400	15,989

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,959

CIT Group, Inc.
5.500% due 11/30/2007	860	858
5.640% due 07/28/2011	5,000	4,624
5.750% due 02/13/2012	10,000	9,098

Citigroup, Inc.
6.000% due 08/15/2017	54,500	55,869
6.125% due 08/25/2036	13,900	13,806

CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,978
6.000% due 08/15/2011	2,000	2,024

Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	7,618

Countrywide Financial Corp.
6.250% due 05/15/2016	4,000	3,626

Credit Agricole S.A.
6.637% due 05/29/2049	20,000	18,831

Deutsche Bank AG
6.000% due 09/01/2017	50,000	50,740

Export-Import Bank of Korea
5.711% due 06/01/2009	700	701

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
4.950% due 01/15/2008	$4,900	$4,869

General Motors Acceptance Corp.
4.900% due 07/15/2008	50	48
6.750% due 12/01/2014	100	91
6.875% due 08/28/2012	100	94
8.000% due 11/01/2031	120	118

Goldman Sachs Group, Inc.
5.690% due 07/23/2009	2,000	2,001
5.700% due 09/01/2012	800	810
5.750% due 10/01/2016	5,000	4,956
6.250% due 09/01/2017	51,600	52,826
6.450% due 05/01/2036	9,700	9,495
6.750% due 10/01/2037 (b)	20,000	20,145

HBOS Capital Funding LP
6.071% due 06/29/2049	13,000	12,524

HBOS PLC
5.375% due 11/29/2049	3,600	3,373
5.920% due 09/29/2049	13,000	11,779

HSBC Bank USA N.A.
4.625% due 04/01/2014	500	467

HSBC Capital Funding LP
4.610% due 12/29/2049	17,150	16,152

HSBC Holdings PLC
6.500% due 05/02/2036	14,300	14,495
7.625% due 05/17/2032	2,330	2,626

International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,895

JPMorgan Chase & Co.
5.585% due 02/22/2012	20,000	19,708
5.750% due 01/02/2013	5,000	5,076

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	50,000	50,579

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036	2,100	2,071

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,900	1,780

Kaupthing Bank HF
5.750% due 10/04/2011	3,200	3,162
6.125% due 10/04/2016	2,000	1,929

KFW International Finance, Inc.
5.750% due 01/15/2008	70	70

Landsbanki Islands HF
6.205% due 08/25/2009	2,000	2,013

Lehman Brothers Holdings, Inc.
5.750% due 01/03/2017	5,000	4,814
6.875% due 07/17/2037	4,700	4,677

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,994

MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,400

MBNA Capital B
6.156% due 02/01/2027	2,000	1,883

Merrill Lynch & Co., Inc.
5.700% due 05/02/2017	5,000	4,870
6.050% due 08/15/2012	35,600	36,539
6.400% due 08/28/2017	35,000	36,179

Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,997

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,490

Mizuho JGB Investment LLC
9.870% due 12/29/2049	3,400	3,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
4.750% due 04/01/2014	$5,000	$4,703
5.450% due 01/09/2017	5,000	4,830
5.750% due 08/31/2012	50,000	50,138
5.750% due 10/18/2016	20,000	19,764
5.810% due 10/18/2016	7,000	6,709
5.840% due 10/15/2015	2,000	1,939
6.250% due 08/28/2017	26,600	27,214

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	15,000	14,282

Natexis AMBS Co. LLC
8.440% due 12/29/2049	1,300	1,331

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	907

Rabobank Capital Funding II
5.260% due 12/29/2049	7,000	6,628

Rabobank Capital Funding Trust
5.254% due 12/29/2049	19,000	17,516

RBS Capital Trust III
5.512% due 09/29/2049	26,000	24,361

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,500

Rockies Express Pipeline LLC
6.448% due 08/20/2009	50,000	49,988

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170	9,824

SB Treasury Co. LLC
9.400% due 12/29/2049	1,600	1,653

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	5,000	4,648

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,660

Tiers Trust
8.125% due 09/15/2017	689	772

UBS Preferred Funding Trust V
6.243% due 05/29/2049	12,800	12,623

UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	25,784

USB Capital IX
6.189% due 04/15/2049	13,900	13,920

Wachovia Capital Trust III
5.800% due 03/15/2042	20,000	19,881

Wells Fargo Capital X
5.950% due 12/15/2036	20,500	18,874

Wilmington Trust Corp.
10.500% due 07/01/2008 (i)	46	46

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,877

		1,145,858

INDUSTRIALS 28.6%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	5,100

Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,300	3,274
6.450% due 09/15/2036	7,400	7,309

Apache Corp.
5.625% due 01/15/2017	200	197
6.000% due 01/15/2037	1,000	966

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,438
6.500% due 07/15/2008	2,000	2,017

See Accompanying Notes	Semiannual Report	September 30, 2007	63

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Avon Products, Inc.
5.125% due 01/15/2011	$3,000	$2,988

Barrick Gold Corp.
5.800% due 11/15/2034	2,700	2,538

Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,173
6.000% due 06/15/2011	2,500	2,413

Canadian Natural Resources Ltd.
6.500% due 02/15/2037	2,000	2,002

Cardinal Health, Inc.
5.499% due 10/02/2009	2,600	2,604

CBS Corp.
5.625% due 08/15/2012	10,000	9,966

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	200	224
9.455% due 11/15/2022	350	446

Comcast Corp.
5.300% due 01/15/2014	7,000	6,805
5.875% due 02/15/2018	25,000	24,638
5.900% due 03/15/2016	2,900	2,890
7.050% due 03/15/2033	5,000	5,286

Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,157
7.056% due 09/15/2009	5,000	5,065

Cox Communications, Inc.
6.253% due 12/14/2007	2,700	2,703
7.125% due 10/01/2012	5,100	5,411
7.750% due 11/01/2010	100	107

CVS Caremark Corp.
5.750% due 08/15/2011	2,000	2,028
5.921% due 06/01/2010	450	449

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	435
5.750% due 09/08/2011	2,000	2,020
8.000% due 06/15/2010	270	289

Devon Energy Corp.
7.950% due 04/15/2032	2,600	3,108

Devon Financing Corp. ULC
6.875% due 09/30/2011	400	423
7.875% due 09/30/2031	700	829

Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,908

El Paso Corp.
6.750% due 05/15/2009	6,400	6,465
7.750% due 06/15/2010	13,533	14,055
7.750% due 01/15/2032	19,185	19,577
7.800% due 08/01/2031	48,285	49,264
8.050% due 10/15/2030	9,200	9,502

El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,544

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,542

Energy Transfer Partners LP
6.125% due 02/15/2017	800	773
6.625% due 10/15/2036	1,900	1,797

Enterprise Products Operating LP
5.000% due 03/01/2015	900	846

EOG Resources, Inc.
5.875% due 09/15/2017	20,000	20,031

Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,468

Gannett Co., Inc.
5.750% due 06/01/2011	4,000	4,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Mills, Inc.
5.650% due 09/10/2012	$11,800	$11,918
5.700% due 02/15/2017	4,500	4,434

Hilton Hotels Corp.
7.625% due 05/15/2008	220	224

HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,185

HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,059

Hospira, Inc.
6.050% due 03/30/2017	1,300	1,281

Humana, Inc.
6.450% due 06/01/2016	5,000	5,081

International Business Machines Corp.
5.700% due 09/14/2017	25,000	25,178

JC Penney Corp., Inc.
6.375% due 10/15/2036	500	469

Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	2,002
5.500% due 01/15/2016	2,000	1,973

Kern River Funding Corp.
4.893% due 04/30/2018	13,302	13,225

Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	800	792
7.125% due 03/15/2012	5,000	5,277
7.300% due 08/15/2033	5,500	5,780

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,014
6.500% due 08/11/2017	6,600	6,830

Kroger Co.
5.500% due 02/01/2013	3,000	3,005

Loews Corp.
5.250% due 03/15/2016	2,000	1,927

Magellan Midstream Partners LP
6.400% due 05/01/2037	2,200	2,117

Mazda Manufacturing Corp.
10.500% due 07/01/2008 (i)	68	68

Mazda Motor Corp.
10.500% due 07/01/2008 (i)	12	12

News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,565

Norfolk Southern Corp.
5.640% due 05/17/2029	77	70
7.800% due 05/15/2027	3	3

Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,786

ONEOK Partners LP
6.850% due 10/15/2037	8,000	8,089

Oracle Corp.
5.000% due 01/15/2011	2,400	2,397

Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,775

Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	449	452

Pemex Project Funding Master Trust
7.375% due 12/15/2014	29,920	33,049
7.875% due 02/01/2009	32,550	33,774
8.500% due 02/15/2008	1,800	1,820
9.250% due 03/30/2018	5,900	7,437
9.375% due 12/02/2008	11,825	12,393

Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Plains All American Pipeline LP
6.125% due 01/15/2017	$1,000	$1,003
6.650% due 01/15/2037	1,700	1,697

RadioShack Corp.
7.375% due 05/15/2011	1,900	1,962

Reynolds American, Inc.
6.750% due 06/15/2017	10,000	10,278

Rogers Cable, Inc.
6.750% due 03/15/2015	4,800	4,940

Rohm & Haas Co.
6.000% due 09/15/2017	25,000	25,119

Rowan Cos., Inc.
5.880% due 03/15/2012	1,310	1,353

Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,550

Suncor Energy, Inc.
6.500% due 06/15/2038	5,000	5,132

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,792	2,943
7.156% due 12/15/2011	951	996

Temple-Inland, Inc.
6.750% due 03/01/2009	2,500	2,517

Time Warner Cable, Inc.
5.850% due 05/01/2017	22,400	21,796
6.550% due 05/01/2037	10,100	9,940

United Airlines, Inc.
6.071% due 03/01/2013	1,271	1,277
6.602% due 03/01/2015	1,652	1,657
8.390% due 01/21/2011 (a)	2,235	5
10.020% due 03/22/2014 (a)	850	408
10.125% due 03/22/2015 (a)	2,029	961
10.850% due 02/19/2015 (a)	919	447

United Telecom, Inc.
6.890% due 07/01/2008 (i)	1,000	1,002

Univision Communications, Inc.
7.850% due 07/15/2011	5,067	5,092

USX Corp.
6.850% due 03/01/2008	1,520	1,530

Valero Energy Corp.
7.500% due 04/15/2032	800	880
8.750% due 06/15/2030	15,175	19,036

Viacom, Inc.
5.750% due 04/30/2011	3,000	3,032
6.044% due 06/16/2009	3,000	2,990

Waste Management, Inc.
7.375% due 08/01/2010	90	95

Westfield Group
5.700% due 10/01/2016	2,000	1,938

Weyerhaeuser Co.
6.210% due 09/24/2009	20,000	20,047

Wyeth
5.500% due 03/15/2013	2,500	2,498

XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,752
5.650% due 04/01/2016	800	783
6.100% due 04/01/2036	5,000	4,852

Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,507
7.650% due 05/15/2008	3,000	3,041

		643,537

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 17.1%
Appalachian Power Co.
5.650% due 08/15/2012	$10,100	$10,180
6.375% due 04/01/2036	500	494

AT&T Corp.
7.300% due 11/15/2011	6,000	6,451
8.000% due 11/15/2031	20,200	24,650

AT&T, Inc.
6.500% due 09/01/2037	50,000	51,727

Beaver Valley II Funding
9.000% due 06/01/2017	1,459	1,620

Bruce Mansfield Unit
6.850% due 06/01/2034	1,700	1,704

BVPS II Funding Corp.
8.330% due 12/01/2007	698	708
8.890% due 06/01/2017	1,500	1,729

CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,284

Cingular Wireless LLC
6.500% due 12/15/2011	450	470

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	11,979

Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,875
5.000% due 03/15/2015	300	287
5.150% due 02/15/2017	2,800	2,650
5.375% due 04/15/2013	600	594
5.500% due 08/15/2016	2,250	2,195

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,680
8.250% due 06/15/2030	11,700	14,363

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,844
5.600% due 11/15/2016	1,800	1,749

Duke Energy Corp.
6.450% due 10/15/2032	10,000	10,325

Duke Energy, Inc.
6.900% due 06/01/2025	2,821	3,027

Embarq Corp.
7.082% due 06/01/2016	100	104

Enel Finance International S.A.
6.250% due 09/15/2017	25,000	25,139
6.800% due 09/15/2037	20,000	20,431

Energy East Corp.
6.750% due 07/15/2036	1,300	1,331

Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,819

Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,255
5.250% due 08/01/2015	600	566

Entergy Louisiana LLC
4.670% due 06/01/2010	400	395

Exelon Corp.
6.750% due 05/01/2011	3,000	3,121

Florida Power Corp.
5.975% due 11/14/2008	2,300	2,303

France Telecom S.A.
7.750% due 03/01/2011	4,532	4,875

Kentucky Power Co.
6.000% due 09/15/2017	18,600	18,525

MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	357

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	$70	$71

Ohio Edison Co.
6.875% due 07/15/2036	3,000	3,160

Ohio Power Co.
6.375% due 07/15/2033	5,500	5,164

PNPP II Funding Corp.
9.120% due 05/30/2016	1,449	1,650

Potomac Electric Power
6.250% due 10/15/2007	960	960

PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,264

Progress Energy, Inc.
7.100% due 03/01/2011	188	198
7.750% due 03/01/2031	15,550	17,968

PSEG Power LLC
3.750% due 04/01/2009	2,500	2,447
8.625% due 04/15/2031	12,000	14,861

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,787

Qwest Corp.
6.875% due 09/15/2033	9,880	9,287
8.875% due 03/15/2012	6,000	6,578

System Energy Resources, Inc.
5.129% due 01/15/2014	2,430	2,425

Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,366
7.200% due 07/18/2036	200	212

Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,564

Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	5,047

Virginia Electric & Power Co.
5.950% due 09/15/2017	31,500	31,513
6.000% due 05/15/2037	1,800	1,727

Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,198

		386,257

Total Corporate Bonds & Notes (Cost $2,155,826)		2,175,652

CONVERTIBLE BONDS 0.2%
ERP Operating LP
3.850% due 08/15/2026	3,800	3,773

Total Convertible Bonds (Cost $3,839)		3,773

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
5.500% due 01/01/2037 - 09/01/2037	4,000	3,918

Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	86	93

Total U.S. Government Agencies (Cost $3,946)		4,011

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
4.000% due 09/30/2009 (b)	31,500	31,535

Total U.S. Treasury Obligations (Cost $31,543)		31,535

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.1%
Denver Arena Trust
6.940% due 11/15/2019	$1,991	$1,971

Total Mortgage-Backed Securities (Cost $1,789)		1,971

ASSET-BACKED SECURITIES 0.0%
MASTR Asset-Backed Securities Trust
5.211% due 05/25/2037	402	398

Total Asset-Backed Securities (Cost $402)		398

	SHARES
COMMON STOCKS 0.1%
Devon Energy Corp.	33,898	2,820

Total Common Stocks (Cost $863)		2,820

PREFERRED STOCKS 0.2%
Goldman Sachs Group, Inc.
6.130% due 12/31/2049	200,000	4,816

Lehman Brothers Holdings, Inc.
5.670% due 08/31/2008	5,200	242

Total Preferred Stocks (Cost $5,232)		5,058

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

COMMERCIAL PAPER 5.5%
Bank of America Corp.
5.230% due 11/16/2007	$21,600	21,455

General Electric Capital Corp.
5.240% due 10/31/2007	13,300	13,242

HBOS Treasury Services PLC
5.250% due 10/31/2007	9,800	9,757

Westpac Banking Corp.
5.250% due 11/01/2007	64,200	63,910
5.250% due 11/02/2007	16,100	16,025

		124,389

REPURCHASE AGREEMENTS 0.2%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	4,398	4,398

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $4,489. Repurchase proceeds are $4,400.)

U.S. TREASURY BILLS 0.7%
3.919% due 11/29/2007 - 12/13/2007 (c)(d)	15,550	15,406

Total Short-Term Instruments (Cost $144,223)		144,193

PURCHASED OPTIONS (g) 0.6%
(Cost $14,367)		14,523

Total Investments (e) 105.8% (Cost $2,362,030)		$2,383,934

Written Options (h) (0.6%) (Premiums $13,565)		(13,731)

Other Assets and Liabilities (Net) (5.2%)		(117,674)

Net Assets 100.0%		$2,252,529

See Accompanying Notes	Semiannual Report	September 30, 2007	65

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $10,657 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $1,134 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%		12/20/2007	$1,600	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%		12/20/2007	1,600	0
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008	3,200	1
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%	)	06/20/2011	2,100	(11)
Bank of America	Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%		06/20/2011	24,000	(176)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.265%	)	06/20/2012	4,300	16
Bank of America	Gannett Co., Inc. 6.375% due 04/01/2012	Buy	(0.680%	)	09/20/2012	9,100	(32)
Bank of America	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.300%	)	09/20/2012	3,900	16
Bank of America	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	5,800	3
Bank of America	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	5,800	(21)
Bank of America	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.320%	)	09/20/2012	2,600	5
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	3,000	9
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,000	173
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	1,600	1
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%	)	09/20/2011	2,000	15
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	2,000	(17)
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	2,900	329
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	26,900	(108)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%	)	06/20/2012	1,300	5
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%	)	06/20/2012	2,400	5
Barclays Bank PLC	Bank of America Corp. 6.250% due 04/15/2012	Sell	0.280%		09/20/2012	20,000	(46)
Barclays Bank PLC	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%		09/20/2012	20,000	(27)
Barclays Bank PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.245%	)	12/20/2012	7,500	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	7,000	50
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	2,100	(7)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	2,000	(7)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	3,000	(16)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	5
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%	)	06/20/2012	3,300	(2)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	5,200	(23)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%	)	06/20/2012	1,000	(3)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	4,300	6
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	500	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	5,300	16
Bear Stearns & Co., Inc.	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	09/20/2012	1,800	(2)
Bear Stearns & Co., Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.290%		09/20/2012	20,000	(37)
Bear Stearns & Co., Inc.	Wells Fargo & Co. 5.000% due 11/15/2014	Sell	0.210%		09/20/2012	20,000	(51)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	2,000	5
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	2,000	(21)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,000	11
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	4,000	52
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	2,000	7
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	2,800	(42)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	1,900	(1)
BNP Paribas Bank	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	5,100	(40)
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	2,200	11
Citibank N.A.	AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%	)	09/20/2008	2,100	(1)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	2,000	(1)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	7,341	29
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%	)	06/20/2012	4,300	7
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	1,400	(11)
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	4,900	(88)
Citibank N.A.	Clorox Co. 6.125% due 02/01/2011	Buy	(0.350%	)	09/20/2012	3,000	(14)
Citibank N.A.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.330%	)	09/20/2012	3,000	8
Citibank N.A.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.240%	)	09/20/2012	2,100	(2)
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	2,000	30
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	3,900	50

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%		03/20/2010	$2,000	$7
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	1,800	5
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	3,000	(4)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	2,000	2
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%	)	06/20/2012	2,500	3
Credit Suisse First Boston	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.100%		09/20/2012	10,000	90
Credit Suisse First Boston	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.259%	)	09/20/2012	4,000	(3)
Credit Suisse First Boston	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.259%	)	09/20/2012	2,700	0
Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%		09/20/2012	10,000	127
Credit Suisse First Boston	Viacom, Inc. 4.625% due 05/15/2018	Buy	(0.600%	)	09/20/2012	8,400	(23)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	3,200	84
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	700	(1)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	100,000	(624)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	1,500	(21)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	4,200	(63)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%	)	06/20/2012	1,300	10
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	1,400	(7)
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%	)	06/20/2012	3,200	182
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	100	0
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	2,000	88
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	1,600	1
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%		03/20/2010	5,000	11
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	06/20/2012	1,900	(4)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%	)	06/20/2012	3,000	(12)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	476,900	1,865
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%	)	06/20/2012	1,900	12
Goldman Sachs & Co.	Macy’s, Inc. 6.625% due 04/01/2011	Buy	(0.530%	)	06/20/2012	1,900	17
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%	)	06/20/2012	1,800	(2)
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%	)	06/20/2012	900	(11)
Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%		09/20/2012	4,400	71
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	5,000	30
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,000	60
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	1,700	234
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	1,700	3
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%		09/20/2010	5,000	43
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%	)	03/20/2009	2,600	4
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%		03/20/2010	6,300	13
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%		03/20/2010	7,000	33
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%		03/20/2010	7,000	24
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	2,000	7
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%		09/20/2010	5,000	17
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	4,150	13
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%	)	06/20/2012	1,600	145
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	4,300	(19)
JPMorgan Chase & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.528%	)	06/20/2012	1,200	4
JPMorgan Chase & Co.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.800%	)	06/20/2012	1,300	92
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	3,000	8
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.670%		09/20/2012	700	(7)
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	7,500	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	4,960	19
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	14,900	(116)
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.090%	)	06/20/2012	1,100	92
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%	)	06/20/2012	4,400	362
Lehman Brothers, Inc.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.589%	)	06/20/2012	700	4
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%	)	06/20/2012	1,000	4
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.470%	)	06/20/2012	500	(4)
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.179%	)	06/20/2012	1,300	2
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%	)	06/20/2012	5,300	25
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.450%	)	06/20/2012	900	5
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%		09/20/2012	4,200	(76)
Lehman Brothers, Inc.	Dow Chemical Co. 6.000% due 10/01/2012	Buy	(0.249%	)	09/20/2012	6,300	3
Lehman Brothers, Inc.	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.585%		09/20/2012	2,500	(1)
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.280%	)	09/20/2012	5,800	(17)
Lehman Brothers, Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.250%	)	12/20/2012	9,100	0
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	3,000	45
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%		09/20/2008	25,000	(206)

See Accompanying Notes	Semiannual Report	September 30, 2007	67

Schedule of Investments  Investment Grade Corporate Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%		03/20/2010	$5,000	$19
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%		03/20/2010	5,000	11
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	5,000	23
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	3,200	4
Merrill Lynch & Co., Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.450%	)	03/20/2012	2,500	250
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.070%		06/20/2012	50,000	1,059
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.100%		06/20/2012	50,000	1,124
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.270%	)	09/20/2012	4,800	(6)
Merrill Lynch & Co., Inc.	Burlington North Santa Fe 4.300% due 07/01/2013	Buy	(0.250%	)	12/20/2012	3,100	0
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.500% due 12/01/2011	Buy	(0.230%	)	12/20/2012	5,700	2
Merrill Lynch & Co., Inc.	Norfolk Southern Corp. 7.700% due 05/15/2017	Buy	(0.240%	)	12/20/2012	7,000	19
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.250%	)	12/20/2012	6,300	9
Merrill Lynch & Co., Inc.	Union Pacific Corp. 6.625% due 02/01/2029	Buy	(0.270%	)	12/20/2012	2,000	0
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	87
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%		09/20/2010	10,000	250
Morgan Stanley	Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%	)	09/20/2010	10,000	(102)
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	(66)
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%		06/20/2011	8,000	54
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	1,300	0
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%		09/20/2011	2,000	11
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%	)	06/20/2012	1,800	(5)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	8,900	45
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%	)	06/20/2012	400	1
Morgan Stanley	Noble Corp. 5.875% due 06/01/2013	Buy	(0.522%	)	06/20/2012	4,300	(22)
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%	)	06/20/2012	1,900	8
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.030%	)	06/20/2012	1,700	178
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.250%	)	06/20/2012	500	48
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.500%	)	06/20/2012	2,900	(18)
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.230%	)	09/20/2012	3,400	2
Morgan Stanley	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.330%	)	09/20/2012	3,400	(13)
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.400%	)	12/20/2012	7,600	0
Morgan Stanley	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.420%	)	12/20/2012	3,400	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.260%	)	12/20/2012	5,200	0
Morgan Stanley	Sherwin-Williams Co. 7.375% due 02/01/2027	Buy	(0.280%	)	12/20/2012	3,400	0
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	3,000	(31)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	2,500	12
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	3,800	23
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%	)	09/20/2016	2,000	(8)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	22,100	356
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	1,700	(16)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Sell	0.600%		06/20/2017	200,000	1,702
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,000	8
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	3,800	13
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%	)	03/20/2012	3,100	(20)
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	4,100	6
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%	)	06/20/2012	3,500	4
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.390%	)	09/20/2012	5,400	(21)
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.350% due 07/15/2028	Buy	(0.290%	)	09/20/2012	3,600	(4)
Royal Bank of Scotland Group PLC	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.480%	)	09/20/2012	6,300	(30)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.330%	)	12/20/2012	9,000	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%	)	12/20/2012	8,400	0
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.410%	)	12/20/2012	9,700	4
Royal Bank of Scotland Group PLC	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.420%	)	12/20/2012	7,700	0
Royal Bank of Scotland Group PLC	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.330%	)	12/20/2012	6,000	(20)

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.250%	)	12/20/2012	$12,900	$12
Royal Bank of Scotland Group PLC	TJX Cos., Inc. 7.450% due 12/15/2009	Buy	(0.270%	)	12/20/2012	5,600	0
Royal Bank of Scotland Group PLC	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.380%	)	12/20/2012	15,300	3
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	2,500	(47)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	2,000	36
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,000	66
UBS Warburg LLC	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%		06/20/2009	11,000	19
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%		09/20/2010	5,000	20
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%		09/20/2010	1,600	2
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%	)	06/20/2012	5,800	496
UBS Warburg LLC	International Paper Co. 5.850% due 10/30/2012	Buy	(0.450%	)	06/20/2012	1,100	(3)
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%	)	06/20/2012	1,000	62
UBS Warburg LLC	Black & Decker Corp. 7.125% due 06/01/2011	Buy	(0.450%	)	09/20/2012	6,000	(21)
UBS Warburg LLC	Clorox Co. 6.125% due 02/01/2011	Buy	(0.330%	)	09/20/2012	5,700	(20)
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%		09/20/2012	10,000	206
UBS Warburg LLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.755%		09/20/2012	20,000	(69)
UBS Warburg LLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.230%	)	12/20/2012	9,800	0
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%		03/20/2008	2,700	1
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%		03/20/2010	10,000	60
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%		06/20/2011	10,000	(66)

							$8,412

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$29,000	$440
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	425,000	7,177
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	14,000	418
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	50,000	1,513
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	13,800	(80)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	208,000	699
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	100,000	644

						$10,811

(g)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$219,150	$2,181	$2,361
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	138,700	1,300	1,480
Call - OTC 2-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	119,100	1,195	1,270
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	16,200	67	185
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.300%	08/03/2009	176,600	2,478	2,418
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	406,350	4,156	4,378
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	283,400	2,990	2,431

							$14,367	$14,523

See Accompanying Notes	Semiannual Report	September 30, 2007	69

Schedule of Investments Investment Grade Corporate Portfolio (Cont.)	(Unaudited) September 30, 2007

(h)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	367	$159	$137

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	$73,000	$1,961	$2,061
Call - OTC 7-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.580%	08/03/2009	58,800	1,573	2,075
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	44,300	1,176	1,233
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	38,900	1,054	1,083
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	5,400	63	129
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.320%	08/28/2009	135,200	3,704	3,817
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	94,800	2,753	2,241

							$12,284	$12,639

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	OTC Dow Jones CDX N.A. HVOL9 Index	Sell	1.700%	11/20/2007	$62,000	$186	$186
Call - OTC Dow Jones CDX N.A. HVOL9 Index	Credit Suisse First Boston	OTC Dow Jones CDX N.A. HVOL9 Index	Buy	1.000%	11/20/2007	62,000	198	199
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	OTC Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	80,200	297	79
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	OTC Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	80,200	441	491

							$1,122	$955

(2) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(i)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$69	$68	0.01%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	12	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,020	1,003	0.04%
Wilmington Trust Co. - Tucson Electric	10.500%	07/01/2008	03/28/2003	47	46	0.00%

				$1,148	$1,129	0.05%

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Bonds	4.750%	08/15/2017	$54,900	$55,607	$56,055
U.S. Treasury Bonds	4.750%	02/15/2037	15,900	15,594	15,816

				$71,201	$71,871

(3) Market value includes $531 of interest payable on short sales.

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments Mortgage Portfolio	(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 0.0%
CVS Lease Pass-Through
6.036% due 12/10/2028	$1,967	$1,917

Total Corporate Bonds & Notes (Cost $1,967)		1,917

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,561

Total Municipal Bonds & Notes (Cost $990)		1,561

U.S. GOVERNMENT AGENCIES 146.4%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	66	63
3.730% due 10/01/2016	82	81
4.000% due 02/25/2009	13	12
4.500% due 07/01/2018 - 09/01/2035	490,023	472,111
4.500% due 09/01/2020 (i)	68,618	66,155
4.513% due 02/01/2035	3,702	3,678
4.651% due 07/01/2035	1,536	1,524
4.714% due 03/01/2035	1,340	1,352
4.727% due 09/01/2035	10,998	10,983
5.000% due 06/01/2013 - 09/01/2037	2,735,777	2,655,288
5.000% due 07/01/2019 - 06/01/2037 (i)	1,381,976	1,322,237
5.055% due 04/01/2020	116	118
5.159% due 02/01/2032	2,982	2,997
5.271% due 04/25/2035	4,110	4,110
5.279% due 02/01/2026	74	75
5.351% due 07/25/2032	497	497
5.382% due 02/01/2030	791	808
5.431% due 12/25/2028	74	74
5.442% due 09/01/2017	263	259
5.491% due 02/25/2033	147	147
5.500% due 05/01/2009 - 11/01/2037	2,748,642	2,708,007
5.500% due 03/01/2021 - 08/01/2037 (i)	1,483,699	1,456,704
5.500% due 11/01/2032 - 10/01/2035 (g)	209,898	205,948
5.529% due 02/01/2017	315	316
5.530% due 07/01/2017 - 11/01/2017	14	14
5.531% due 06/25/2029 - 06/25/2032	2,227	2,220
5.533% due 10/01/2016 - 10/01/2031	290	292
5.540% due 03/01/2017 - 02/01/2018	25	25
5.542% due 08/01/2029	109	110
5.543% due 10/01/2023 - 01/01/2029	369	372
5.544% due 12/01/2017 - 06/01/2029	241	239
5.545% due 05/01/2036	5,168	5,226
5.557% due 07/01/2024 - 05/01/2036	125	127
5.564% due 05/01/2036	49	49
5.572% due 05/01/2036	35	36
5.579% due 05/01/2019	285	287
5.580% due 09/01/2020	24	24
5.591% due 04/01/2019	89	89
5.631% due 06/25/2030 - 07/25/2034	9,105	9,079
5.711% due 03/01/2018	14	14
5.730% due 02/01/2015	74	75

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 12/01/2021 - 07/01/2029	$47	$48
5.781% due 09/25/2023	163	165
5.800% due 11/01/2011	1,851	1,897
5.806% due 06/25/2022	1	1
5.808% due 11/01/2024	4	4
5.875% due 06/01/2017	7	7
5.927% due 11/01/2017	11	11
5.950% due 02/25/2044	82	82
6.000% due 03/25/2017 - 10/01/2037	1,136,961	1,139,683
6.014% due 04/18/2028	99	99
6.056% due 04/25/2021	3	3
6.064% due 10/18/2030	123	124
6.125% due 06/01/2017 - 09/18/2027	414	416
6.205% due 08/01/2042 - 10/01/2044	12,687	12,850
6.206% due 10/01/2044	1,234	1,245
6.248% due 10/01/2036	6,511	6,629
6.250% due 08/01/2008 - 12/25/2013	17,309	17,303
6.256% due 05/25/2023	110	113
6.262% due 02/01/2009	4,281	4,267
6.269% due 08/01/2029	15	16
6.290% due 02/25/2029	1,500	1,564
6.300% due 06/25/2031 - 10/17/2038	5,219	5,455
6.350% due 06/25/2020	3,917	3,963
6.390% due 05/25/2036	1,985	2,058
6.405% due 09/01/2040 - 12/01/2040	563	565
6.410% due 08/01/2016	965	1,002
6.450% due 05/01/2008 - 09/01/2016	6,158	6,298
6.500% due 09/25/2008 (b)	3	0
6.500% due 02/25/2009 - 06/17/2038	309,519	315,556
6.500% due 07/01/2036 - 10/01/2037 (i)	191,657	195,202
6.569% due 04/01/2032	18	18
6.703% due 08/01/2028	1,414	1,523
6.814% due 06/01/2023	58	58
6.825% due 08/01/2009	4,392	4,486
6.850% due 12/18/2027	2,063	2,148
6.860% due 11/01/2031	54	55
6.875% due 02/01/2018	153	154
6.900% due 09/01/2009	1,534	1,571
6.941% due 11/01/2035	3,743	3,872
7.000% due 04/25/2008 - 07/25/2008 (b)	48	1
7.000% due 01/01/2016 - 11/01/2037	144,128	148,777
7.024% due 01/01/2030	233	240
7.027% due 07/01/2032	80	81
7.033% due 11/01/2031	68	70
7.075% due 01/01/2027	75	76
7.082% due 05/01/2029	19	19
7.087% due 03/01/2025	32	32
7.098% due 02/01/2026	13	13
7.105% due 04/01/2030	9	9
7.121% due 11/01/2025	130	132
7.125% due 06/01/2026	10	10
7.144% due 06/01/2019	12	12
7.145% due 06/01/2029	30	30
7.180% due 04/01/2022	73	76
7.181% due 03/01/2024	43	43
7.185% due 12/01/2031	26	26
7.191% due 04/01/2030	20	20
7.193% due 02/01/2027	157	158
7.200% due 11/01/2026 - 12/01/2026	125	125
7.210% due 05/01/2028	15	15
7.213% due 05/01/2027	195	196
7.220% due 11/01/2025	227	228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.224% due 03/01/2030	$437	$449
7.227% due 05/01/2026	49	50
7.250% due 02/01/2009 - 10/01/2011	4	4
7.256% due 04/01/2030	182	182
7.275% due 10/01/2028	101	101
7.277% due 09/01/2030	27	27
7.311% due 09/01/2028	9	10
7.455% due 09/01/2023	77	78
7.469% due 07/01/2024	18	18
7.485% due 12/01/2029	5	5
7.491% due 08/01/2014	8	8
7.500% due 12/01/2012 - 07/25/2041	4,879	5,163
7.662% due 05/01/2030	149	153
7.720% due 02/01/2024	132	133
7.730% due 01/01/2025	999	1,058
7.800% due 10/25/2022 - 06/25/2026	316	332
8.000% due 11/01/2022 - 08/01/2030	18	19
8.200% due 04/25/2025	779	811
8.500% due 02/01/2009 - 11/01/2017	232	246
8.750% due 11/25/2019	49	53
8.928% due 06/25/2032	414	436
9.000% due 03/01/2010 - 06/01/2027	295	317
9.000% due 05/25/2022 - 06/25/2022 (b)	50	11
9.500% due 11/01/2010 - 04/01/2025	581	644
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (b)	0	6
839.670% due 08/25/2020 (b)	0	2

Farmer Mac
6.780% due 01/25/2013	2,160	2,167
8.411% due 04/25/2030	1,244	1,259

Federal Housing Administration
6.875% due 12/01/2016	286	287
6.896% due 07/01/2020	379	380
7.400% due 02/01/2021	482	487
7.430% due 07/01/2018 - 07/01/2024	6,335	6,398

Freddie Mac
0.000% due 01/15/2009 (c)	18	18
2.300% due 12/15/2023 (b)	22	0
3.500% due 12/15/2022 - 07/15/2032	235	224
4.384% due 03/01/2033	215	216
4.500% due 04/15/2013 - 04/01/2020	1,224	1,218
5.000% due 09/15/2016 - 06/01/2037	273,714	263,080
5.000% due 12/01/2020 - 08/01/2037 (i)	1,027,228	982,874
5.281% due 12/25/2032	3	3
5.371% due 07/25/2031	22	22
5.381% due 05/25/2031	437	432
5.411% due 09/25/2031	55	55
5.474% due 05/01/2017 - 09/01/2018	360	363
5.500% due 11/01/2028 - 09/01/2037	778,243	762,234
5.500% due 01/01/2035 - 09/01/2037 (i)	1,418,352	1,389,338
5.606% due 07/01/2030	370	373
5.713% due 03/01/2032	175	179
5.719% due 08/15/2032	1,814	1,805
5.799% due 08/01/2018	92	93
5.952% due 03/15/2031	582	600
6.000% due 03/01/2017 - 09/01/2037	203,287	203,596

See Accompanying Notes	Semiannual Report	September 30, 2007	71

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 05/01/2037 - 09/01/2037 (i)	$849,356	$850,494
6.102% due 12/15/2029 - 12/15/2030	1,825	1,827
6.125% due 09/01/2018	17	17
6.173% due 07/01/2019	146	147
6.200% due 03/15/2024 - 09/15/2026	671	676
6.202% due 11/15/2030 - 12/15/2031	195	196
6.250% due 04/01/2019 - 12/15/2028	2,045	2,077
6.252% due 02/15/2028 - 03/15/2032	255	255
6.280% due 03/01/2029	186	190
6.302% due 03/15/2032	9	9
6.375% due 07/01/2019	70	71
6.405% due 07/25/2044	34,779	34,730
6.500% due 08/15/2008 - 10/01/2037	67,277	68,680
6.500% due 10/15/2013 (b)	61	4
6.500% due 11/01/2036 (i)	154,620	157,446
6.696% due 10/01/2023	1,169	1,166
6.702% due 04/15/2031	10,464	10,620
6.875% due 05/01/2023	33	33
6.952% due 07/15/2027	3,006	3,090
7.000% due 01/15/2008 - 12/01/2032	2,038	2,097
7.000% due 07/15/2008 - 10/25/2023 (b)	80	15
7.075% due 03/01/2027	39	39
7.106% due 06/01/2022	61	62
7.124% due 10/01/2027	35	36
7.125% due 04/01/2018	24	25
7.136% due 09/01/2027	72	73
7.137% due 08/01/2029	91	93
7.141% due 11/01/2028	13	13
7.147% due 01/01/2028	115	117
7.153% due 06/01/2022	8	9
7.157% due 10/01/2018	11	11
7.184% due 11/01/2027	173	175
7.200% due 09/01/2027	26	26
7.204% due 02/01/2029	488	494
7.208% due 04/01/2031	10	10
7.210% due 04/01/2025	41	41
7.231% due 08/01/2031	22	23
7.233% due 05/01/2032	31	32
7.238% due 06/01/2024	46	47
7.250% due 08/01/2031	3	3
7.260% due 09/01/2028	50	51
7.265% due 07/01/2028	901	912
7.270% due 08/01/2027	23	23
7.273% due 10/01/2024	179	179
7.289% due 11/01/2027	213	216
7.301% due 09/01/2026	448	450
7.303% due 11/01/2029	2,399	2,460
7.310% due 02/01/2031	30	30
7.325% due 05/01/2019	16	17
7.333% due 02/01/2027	110	112
7.338% due 12/01/2029	507	514
7.340% due 07/01/2027	112	114
7.342% due 10/01/2024	122	124
7.351% due 05/01/2032	219	223
7.362% due 07/01/2029	94	96
7.366% due 11/01/2027	28	28
7.378% due 12/01/2026	30	31
7.386% due 11/01/2031	5	6
7.400% due 01/01/2029	4	4
7.420% due 07/01/2030	3	3
7.437% due 08/01/2030 - 05/01/2032	1,189	1,220
7.439% due 05/01/2032	797	806
7.441% due 10/01/2023	100	100
7.459% due 09/01/2024	44	44

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.500% due 01/01/2008 - 06/01/2031	$1,093	$1,135
7.500% due 08/15/2029 (b)	34	6
7.645% due 05/01/2025	1,314	1,433
8.000% due 03/01/2009 - 09/01/2030	119	125
8.250% due 06/01/2008	1	1
8.500% due 12/01/2008 - 08/01/2027	425	432
9.000% due 12/15/2020 - 02/15/2021	500	504
9.050% due 06/15/2019	86	86
9.500% due 12/15/2020 - 06/01/2021	433	438
10.750% due 09/01/2009 - 05/01/2010	1	1

Ginnie Mae
3.250% due 07/16/2026	1,613	1,593
4.000% due 07/16/2026	1,613	1,602
5.000% due 04/20/2030 - 05/15/2036	7,005	7,006
5.500% due 08/20/2027 - 11/01/2037	775,850	766,633
5.500% due 08/20/2027 (i)	4,453	4,395
5.750% due 08/20/2017 - 02/20/2032	3,306	3,336
5.846% due 06/20/2032	498	498
5.875% due 11/20/2031	3,275	3,293
5.952% due 02/16/2032	125	125
6.000% due 12/15/2008 - 10/01/2037	690,170	694,807
6.000% due 08/15/2037 (i)	30,359	30,559
6.052% due 01/16/2031	32	32
6.125% due 10/20/2018 - 01/20/2030	8,358	8,442
6.152% due 06/16/2031 - 03/16/2032	1,378	1,383
6.202% due 10/16/2030	68	68
6.250% due 01/20/2028 - 03/20/2030	5,207	5,315
6.252% due 02/16/2030 - 04/16/2032	1,072	1,080
6.302% due 12/16/2025	756	761
6.352% due 02/16/2030	119	120
6.375% due 04/20/2017 - 05/20/2032	32,043	32,365
6.402% due 02/16/2030	117	118
6.446% due 03/20/2031	5,508	5,558
6.496% due 02/20/2031	3,280	3,340
6.500% due 05/15/2009 - 10/01/2037	166,281	170,043
6.625% due 11/20/2020	2	2
6.875% due 04/20/2019	41	42
6.921% due 03/16/2041	4,972	5,499
7.000% due 09/15/2012 - 02/16/2029	1,707	1,765
7.270% due 12/15/2040	1,738	1,815
7.500% due 12/15/2022 - 11/15/2031	2,487	2,594
7.750% due 10/15/2025	21	22
8.000% due 09/15/2008 - 09/20/2031	6,601	7,094
8.500% due 06/15/2027 - 03/20/2031	1,149	1,238
9.000% due 04/15/2020 - 08/20/2030	136	148
9.500% due 12/15/2021	69	75

Small Business Administration
6.344% due 08/01/2011	480	489
6.640% due 02/01/2011	501	514
7.190% due 12/01/2019	412	431
7.220% due 11/01/2020	1,112	1,168
7.449% due 08/01/2010	379	386
8.017% due 02/10/2010	75	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vendee Mortgage Trust
6.500% due 05/15/2008 - 03/15/2029	$2,635	$2,749

Total U.S. Government Agencies (Cost $17,345,721)		17,356,414

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
4.750% due 08/15/2017	122,200	123,880

Total U.S. Treasury Obligations (Cost $124,174)		123,880

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
5.048% due 03/25/2035	36,304	35,931
5.138% due 09/25/2035	3,900	3,912

American Home Mortgage Investment Trust
4.290% due 10/25/2034	10,304	10,053
4.440% due 02/25/2045	5,116	4,947

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,000	2,000

Banc of America Mortgage Securities, Inc.
4.250% due 04/25/2034	229	226
6.500% due 10/25/2031	283	286
7.420% due 07/20/2032	81	83
7.446% due 06/20/2031	667	669

Banc of America Structural Security Trust
6.324% due 10/11/2033	436	435

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	37,747	37,156
4.487% due 02/25/2034	6,093	6,013
4.550% due 08/25/2035	20,336	20,288
4.771% due 11/25/2034	5,171	5,114
4.955% due 01/25/2035	3,844	3,804
5.302% due 02/25/2033	75	76
6.090% due 01/25/2034	45	46
6.282% due 11/25/2030	25	25

Bear Stearns Alt-A Trust
5.374% due 05/25/2035	1,635	1,639
5.507% due 09/25/2035	25,580	25,553
5.905% due 01/25/2036	3,540	3,558

Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	61	61
5.910% due 02/14/2031	9	9
7.000% due 05/20/2030	1,818	1,996

Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	112	114

Bear Stearns Structured Products, Inc.
5.683% due 01/26/2036	7,900	7,869
5.700% due 01/25/2037	7,888	7,833
5.793% due 12/26/2046	4,323	4,304

CC Mortgage Funding Corp.
5.311% due 05/25/2036	1,239	1,212
5.381% due 08/25/2035	1,148	1,127
5.827% due 01/25/2035	1,259	1,221

Citicorp Mortgage Securities, Inc.
5.500% due 12/25/2019	28	28
6.500% due 02/25/2024	779	774

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	2,890	2,883

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	3,377	3,292
4.248% due 08/25/2035	21,578	21,078
4.677% due 08/25/2035	4,039	4,001
4.748% due 08/25/2035	10,429	10,328

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	$6	$5

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,885	5,921

Countrywide Alternative Loan Trust
5.000% due 06/25/2033	952	950
5.201% due 10/25/2046	1,283	1,282
5.341% due 05/25/2035	3,641	3,619
5.351% due 05/25/2035	655	638
5.381% due 05/25/2035	983	978
5.411% due 02/25/2037	371	361
5.646% due 05/20/2046	108	108
6.000% due 10/25/2032	536	536

Countrywide Home Loan Mortgage Pass-Through Trust
3.876% due 11/19/2033	89	88
4.796% due 11/25/2034	3,838	3,795
5.401% due 05/25/2034	85	85
5.421% due 04/25/2035	2,225	2,188
5.441% due 03/25/2035	6,981	6,970
5.451% due 03/25/2035	32,192	31,477
5.461% due 02/25/2035	2,167	2,150
5.471% due 02/25/2035	70	69
5.721% due 08/25/2034	5,166	5,176
6.205% due 08/25/2034	2,909	2,929
6.834% due 07/19/2031	18	18
7.540% due 11/19/2033	31	31

CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,880
6.890% due 06/25/2032	11	11
7.290% due 09/15/2041	54	56

Denver Arena Trust
6.940% due 11/15/2019	9,974	9,873

DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	226	225
7.340% due 10/10/2032	5,668	5,887

DLJ Mortgage Acceptance Corp.
7.201% due 11/25/2023	17	17

Fairfax Funding Trust
6.483% due 04/02/2013	250	251

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,036
8.970% due 09/18/2027	4,000	720

Fifth Third Mortgage Loan Trust
7.307% due 11/19/2032	162	162

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	7,319	7,249
7.496% due 09/25/2033	5	5

First Nationwide Trust
6.750% due 08/21/2031	501	500

First Republic Mortgage Loan Trust
6.052% due 08/15/2032	19,860	19,811
6.102% due 11/15/2031	8,019	7,991
6.240% due 11/15/2031	1,910	1,900

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	621	625
7.151% due 12/15/2016	680	681

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	7,223	7,110
5.500% due 09/25/2034	8,535	8,514

Greenpoint Mortgage Funding Trust
5.351% due 06/25/2045	3,097	3,038
5.361% due 06/25/2045	10,613	10,427

GS Mortgage Securities Corp. II
6.044% due 08/15/2018	7,483	7,647

GSR Mortgage Loan Trust
5.251% due 11/25/2035	51,830	49,604

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	$3,826	$3,822

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	1,768	1,760
5.692% due 01/19/2038	27,834	27,192
5.692% due 02/19/2046	16,346	15,911
5.722% due 05/19/2035	8,495	8,324
6.857% due 08/19/2034	10,227	10,275

Indymac ARM Trust
6.605% due 01/25/2032	25	25

Indymac Index Mortgage Loan Trust
5.371% due 04/25/2035	7,864	7,644

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	63	15

LB Commercial Conduit Mortgage Trust
6.480% due 02/18/2030	54	54

LB Mortgage Trust
8.465% due 01/20/2017	2,944	3,193

LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	488

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	4,187	4,185

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	8,200	8,095

MASTR Asset Securitization Trust
5.500% due 09/25/2033	6,933	6,754

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	368	384

Mellon Residential Funding Corp.
5.787% due 12/15/2030	3,745	3,711
6.102% due 11/15/2031	3,824	3,811
6.632% due 11/15/2031	375	377

Merrill Lynch Mortgage Investors, Inc.
0.749% due 04/25/2028 (b)	1,372	55
5.341% due 02/25/2036	5,613	5,568

Merrill Lynch Mortgage Trust
1.773% due 07/12/2034 (b)	59,918	1,568

MLCC Mortgage Investors, Inc.
5.381% due 11/25/2035	2,603	2,535
6.131% due 10/25/2035	1,483	1,457
6.132% due 03/15/2025	359	345
6.973% due 01/25/2029	4,000	3,997

Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	526	526

Nationslink Funding Corp.
6.170% due 11/10/2030	248	248

Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	367	384

Ocwen Residential Mortgage-Backed Securities Corp.
6.838% due 06/25/2039	678	546

Prime Mortgage Trust
5.000% due 02/25/2019	31	30

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	2,117	2,096

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	680	689

Residential Funding Mortgage Securities I, Inc.
5.216% due 09/25/2035	3,607	3,598

Sequoia Mortgage Trust
4.082% due 04/20/2035	8,391	8,294
5.846% due 07/20/2033	4,423	4,382
5.852% due 10/19/2026	181	180
5.876% due 10/20/2027	4,296	4,288

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	$1,000	$1,029

Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034	8,846	8,771
5.349% due 01/25/2035	4,538	4,517
5.621% due 06/25/2034	1,691	1,691

Structured Asset Mortgage Investments, Inc.
5.311% due 06/25/2036	24,324	23,610
5.341% due 04/25/2036	36,926	36,377
5.351% due 05/25/2036	4,080	3,991
5.361% due 05/25/2045	3,989	3,883
5.752% due 07/19/2035	6,879	6,726
5.832% due 09/19/2032	8,179	8,169
5.852% due 03/19/2034	2,186	2,181
5.855% due 05/02/2030	293	291
6.324% due 05/25/2022	2,418	2,307

Structured Asset Securities Corp.
4.510% due 01/25/2034	7,297	7,221
5.000% due 05/25/2035	26,332	25,066
5.322% due 10/25/2035	1,445	1,432
6.063% due 02/25/2032	6	6
6.150% due 07/25/2032	5	5
7.188% due 01/25/2032	357	356
7.417% due 08/25/2032	655	654

Thornburg Mortgage Securities Trust
5.281% due 11/25/2046	4,377	4,336

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	3,640	3,627

Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	6,518	6,492
7.479% due 11/25/2030	966	963

Washington Mutual, Inc.
4.047% due 09/25/2033	22,280	22,053
4.208% due 06/25/2033	4,191	4,154
5.321% due 04/25/2045	221	221
5.361% due 04/25/2045	302	296
5.391% due 11/25/2045	2,012	1,981
5.421% due 10/25/2045	12,367	12,097
5.441% due 01/25/2045	10,053	9,879
5.521% due 12/25/2045	846	844
5.671% due 12/25/2027	4,084	4,084
5.771% due 12/25/2027	560	555
5.777% due 07/25/2046	13,577	13,562
5.777% due 08/25/2046	855	854
5.932% due 11/25/2034	5,699	5,631
6.062% due 07/25/2044	893	882
6.383% due 06/25/2042	1,513	1,490
6.383% due 08/25/2042	3,035	3,050

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	10,159	9,992
4.950% due 01/25/2035	16,208	15,853
4.995% due 12/25/2034	4,007	3,972

Total Mortgage-Backed Securities (Cost $862,276)		857,495

ASSET-BACKED SECURITIES 4.3%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	502	502
5.531% due 10/25/2035	3,094	3,033

ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,716

Accredited Mortgage Loan Trust
5.171% due 09/25/2036	4,514	4,491

ACE Securities Corp.
5.181% due 06/25/2036	184	183
5.211% due 10/25/2036	4,107	4,088
5.261% due 05/25/2036	10,000	9,883
5.831% due 08/25/2030	94	93

See Accompanying Notes	Semiannual Report	September 30, 2007	73

Schedule of Investments  Mortgage Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AFC Home Equity Loan Trust
5.541% due 06/24/2029	$829	$813
5.681% due 12/26/2029	37	36

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,518	2,556

American Express Credit Account Master Trust
5.752% due 01/18/2011	2,000	1,998

Amortizing Residential Collateral Trust
5.401% due 06/25/2032	78	78
5.421% due 07/25/2032	736	715
5.481% due 10/25/2031	446	442

Amresco Residential Securities Mortgage Loan Trust
5.626% due 06/25/2028	232	208
5.686% due 06/25/2027	1,026	951
5.761% due 09/25/2028	2,177	1,988
6.071% due 06/25/2029	204	201

Argent Securities, Inc.
5.191% due 05/25/2036	688	687

Asset-Backed Funding Certificates
5.171% due 09/25/2036	4,184	4,166
6.151% due 03/25/2032	1,519	1,497

Asset-Backed Securities Corp. Home Equity
5.191% due 05/25/2036	2,073	2,071
5.191% due 07/25/2036	1,154	1,151
6.272% due 06/15/2031	332	320

Bank One Issuance Trust
5.872% due 06/15/2010	1,000	1,000

Bear Stearns Asset-Backed Securities, Inc.
5.211% due 12/25/2035	108	108
5.331% due 09/25/2034	715	713
5.731% due 10/25/2032	956	949
5.781% due 02/25/2034	439	434
5.881% due 11/25/2042	2,406	2,385

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	3,133	3,121
5.181% due 10/25/2036	517	515
5.211% due 01/25/2036	2,572	2,566

CDC Mortgage Capital Trust
6.181% due 01/25/2033	2,542	2,457

Centex Home Equity
5.431% due 01/25/2032	140	134
5.981% due 01/25/2032	1,811	1,722

Charming Shoppes Master Trust
6.082% due 05/15/2014	6,000	6,013

Chase Credit Card Master Trust
6.102% due 02/15/2011	7,000	6,998

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 08/25/2032	802	791
5.791% due 11/25/2032	1,789	1,777

Chase Issuance Trust
5.772% due 07/15/2010	945	945

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	1,792	1,752
5.421% due 03/25/2033	516	509
5.781% due 12/25/2031	1,521	1,476

Citigroup Mortgage Loan Trust, Inc.
5.545% due 08/25/2036	3,146	3,132

Community Program Loan Trust
4.500% due 10/01/2018	928	919

Conseco Finance
6.452% due 08/15/2033	3,600	3,334
7.252% due 05/15/2032	1,468	1,471

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	13,491	11,198
8.200% due 02/01/2032	40,000	31,531
8.400% due 02/01/2032	1,997	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	$7,711	$7,675
5.181% due 01/25/2037	4,406	4,391
5.191% due 03/25/2037	5,334	5,308
5.201% due 06/25/2036	715	715
5.201% due 12/25/2036	401	399
5.241% due 10/25/2046	1,518	1,511
5.341% due 10/25/2035	249	248
5.581% due 06/25/2033	902	869

Credit-Based Asset Servicing & Securitization LLC
5.281% due 10/25/2036	169	169
5.761% due 06/25/2032	130	130

CS First Boston Mortgage Securities Corp.
5.491% due 05/25/2044	1,290	1,281

Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	20	19

Embarcadero Aircraft Securitization Trust
6.852% due 08/15/2025 (a)	9,100	137

EMC Mortgage Loan Trust
5.501% due 05/25/2040	1,308	1,297

Equifirst Mortgage Loan Trust
5.351% due 04/25/2035	614	614
5.371% due 01/25/2034	565	555

Fieldstone Mortgage Investment Corp.
5.211% due 05/25/2036	757	754

First Franklin Mortgage Loan
Asset-Backed Certificates
5.181% due 11/25/2036	19,657	19,376
5.511% due 10/25/2034	308	298

First International Bank N.A.
6.302% due 03/15/2027	4,008	1,806
6.332% due 04/15/2026	370	141

First Plus Home Loan Trust
7.670% due 05/10/2024	1,476	1,513

Fremont Home Loan Trust
5.301% due 01/25/2036	1,436	1,432

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	2,651	2,636
5.231% due 12/25/2035	27	27

GMAC Mortgage Corp. Loan Trust
5.371% due 01/25/2029	2,089	2,080

Green Tree Financial Corp.
6.240% due 11/01/2016	4,544	4,445
7.060% due 02/01/2031	7,000	5,421
7.400% due 06/15/2027	3,688	3,861
7.550% due 01/15/2029	439	464
8.000% due 07/15/2018	1,346	1,292
8.050% due 10/15/2027	503	527
9.100% due 04/15/2025	3,278	3,424

GSAMP Trust
5.201% due 06/25/2036	10,078	10,054
5.201% due 09/25/2036	4,540	4,519
5.251% due 12/25/2035	967	966
5.281% due 10/25/2036	10,000	8,854

GSRPM Mortgage Loan Trust
5.511% due 09/25/2042	1,760	1,755

HFC Home Equity Loan Asset-Backed Certificates
5.846% due 09/20/2033	2,192	2,163

Home Equity Asset Trust
5.291% due 05/25/2036	8,000	7,879

IMC Home Equity Loan Trust
6.880% due 11/20/2028	330	329
7.520% due 08/20/2028	101	101

Indymac Residential Asset-Backed Trust
5.221% due 03/25/2036	1,711	1,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Irwin Home Equity Corp.
6.031% due 02/25/2029	$1,972	$1,882

Ischus CDO Ltd.
5.642% due 09/10/2013	873	876

JPMorgan Mortgage Acquisition Corp.
5.201% due 03/25/2036	1,096	1,093
5.211% due 08/25/2036	4,073	4,043
5.341% due 06/25/2035	244	244

Lehman XS Trust
5.211% due 06/25/2046	4,933	4,924
5.211% due 07/25/2046	1,288	1,284
5.211% due 08/25/2046	4,603	4,568
5.221% due 05/25/2046	1,071	1,067

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	8,302	8,284
5.191% due 05/25/2046	1,426	1,424
5.211% due 02/25/2036	661	661
5.221% due 01/25/2046	4,568	4,556
6.556% due 03/25/2032	4,042	3,543

MASTR Asset-Backed Securities Trust
5.191% due 10/25/2036	592	591
5.241% due 11/25/2035	797	795

MBNA Credit Card Master Note Trust
5.505% due 09/15/2010	2,000	2,001

Merrill Lynch Mortgage Investors, Inc.
5.191% due 10/25/2037	5,377	5,338
5.211% due 09/25/2037	8,950	8,908

Mesa Trust Asset-Backed Certificates
5.531% due 12/25/2031	1,497	1,478

Mid-State Trust
6.340% due 10/15/2036	1,883	1,878
7.340% due 07/01/2035	1,118	1,198
7.400% due 07/01/2035	48	51
7.790% due 07/01/2035	64	69
7.791% due 03/15/2038	2,358	2,490
8.330% due 04/01/2030	12,536	13,069

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	60	60
5.171% due 04/25/2036	1,249	1,245
5.171% due 07/25/2036	6,410	6,374
5.171% due 09/25/2036	299	297
5.201% due 02/25/2036	2,705	2,700
5.201% due 03/25/2036	272	271
5.231% due 10/25/2036	5,000	4,922

Nelnet Student Loan Trust
5.450% due 07/25/2016	991	992

New Century Home Equity Loan Trust
5.191% due 05/25/2036	124	124

NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	64
2.232% due 10/01/2003 (a)	49,000	228
2.462% due 11/01/2003 (a)	3,000	14

Oakwood Mortgage Investors, Inc.
6.128% due 03/15/2018	1,446	1,275
7.500% due 01/15/2021	689	691

Option One Mortgage Loan Trust
5.731% due 01/25/2032	333	328

Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,516

Ownit Mortgage Loan Asset-Backed Certificates
5.191% due 03/25/2037	1,644	1,639

Popular ABS Mortgage Pass-Through Trust
5.261% due 11/25/2035	184	183

Preferred Credit Corp.
7.590% due 07/25/2026	150	150

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Quest Trust
5.571% due 09/25/2034	$433	$420
5.781% due 09/25/2034	289	285

Renaissance Home Equity Loan Trust
5.571% due 08/25/2033	587	567
5.631% due 12/25/2033	5,460	5,311
5.931% due 08/25/2032	3,000	2,698

Residential Asset Mortgage Products, Inc.
5.211% due 02/25/2036	469	469
5.211% due 10/25/2036	5,789	5,745
5.251% due 10/25/2036	11,023	10,939

Residential Asset Securities Corp.
5.191% due 04/25/2036	2,246	2,237
5.201% due 11/25/2036	7,008	6,954
5.211% due 10/25/2036	4,409	4,381
5.631% due 07/25/2032	2,448	2,401
5.711% due 06/25/2033	305	301
5.731% due 06/25/2032	193	191

Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	1,112	1,108
8.350% due 03/25/2025	231	230

Residential Mortgage Loan Trust
7.062% due 09/25/2029	247	248

SACO I, Inc.
5.391% due 06/25/2036	2,316	2,215

Salomon Brothers Mortgage Securities VII, Inc.
6.088% due 01/25/2032	382	372
6.106% due 10/25/2028	583	471
6.930% due 08/25/2028	763	741

Saxon Asset Securities Trust
5.191% due 11/25/2036	5,435	5,407
5.471% due 12/26/2034	1,071	1,035
5.631% due 03/25/2032	1,801	1,768

Securitized Asset-Backed Receivables LLC Trust
5.191% due 03/25/2036	1,874	1,864

SLM Student Loan Trust
5.370% due 01/26/2015	284	284

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.191% due 11/25/2036	$608	$605
5.231% due 10/25/2036	1,264	1,258
5.361% due 06/25/2035	232	232

Specialty Underwriting & Residential Finance
5.181% due 09/25/2037	29,116	28,901
5.471% due 01/25/2034	289	276

Structured Asset Investment Loan Trust
5.211% due 01/25/2036	1,436	1,432

Structured Asset Securities Corp.
5.181% due 10/25/2036	10,323	10,220
5.251% due 02/25/2036	3,000	2,957
5.261% due 12/25/2035	1,033	1,030
5.421% due 01/25/2033	17	17
5.531% due 05/25/2034	1,235	1,194
6.181% due 01/25/2033	1,267	1,066

TABS Ltd.
7.206% due 02/12/2047	2,920	351

Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	965

Triton Aviation Finance
8.752% due 06/15/2025 (a)	4,500	0

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,225

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	105	110

Wells Fargo Home Equity Trust
5.371% due 10/25/2035	23,868	23,776
5.381% due 12/25/2035	18,500	17,868

Total Asset-Backed Securities (Cost $589,536)		508,716

SHORT-TERM INSTRUMENTS 7.7%

COMMERCIAL PAPER 2.9%
Freddie Mac
4.000% due 10/01/2007	282,000	282,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.225% due 11/13/2007	$3,815	$3,791
5.225% due 11/15/2007	11,300	11,226

Westpac Banking Corp.
5.250% due 11/02/2007	43,600	43,397

		340,414

REPURCHASE AGREEMENTS 3.4%
UBS Securities LLC
3.800% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2017 valued at $203,781. Repurchase proceeds are $200,063.)
3.900% due 10/01/2007	200,000	200,000
(Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2008 and 02/15/2012 valued at $203,911. Repurchase proceeds are $200,065.)

		400,000

U.S. TREASURY BILLS 1.4%
3.870% due 11/29/2007 - 12/13/2007 (d)(e)(f)(j)	171,455	169,708

Total Short-Term Instruments (Cost $910,568)		910,122

PURCHASED OPTIONS (l) 0.1%
(Cost $5,590)		7,294

Total Investments (h) 166.7% (Cost $19,840,822)		$19,767,399

Written Options (m) (0.0%) (Premiums $5,597)		(5,425)

Other Assets and Liabilities (Net) (66.7%)		(7,903,362)

Net Assets 100.0%		$11,858,612

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $119,008 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(f)	Securities with an aggregate market value of $3,052 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(g)	Securities with an aggregate market value of $205,948 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(h)	As of September 30, 2007, portfolio securities with an aggregate value of $43,671 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,113,251 at a weighted average interest rate of 5.350%. On September 30, 2007, securities valued at $6,296,264 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $8,972 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	11,008	$21,107
U.S. Treasury 10-Year Note December Futures	Long	12/2007	2,515	(607)

				$20,500

See Accompanying Notes	Semiannual Report	September 30, 2007	75

Schedule of Investments  Mortgage Portfolio  (Cont.)

(k)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%	)	04/05/2041	$2,000	$1,273
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%	)	01/10/2045	3,500	2,254
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%	)	08/07/2045	1,472	1,152
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%	)	08/07/2045	2,343	1,092
Bank of America	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 02/09/2046	Buy	(1.690%	)	02/09/2046	5,000	3,016
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%	)	05/03/2046	2,000	1,182
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%	)	05/08/2046	4,000	2,932
Bank of America	Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%	)	10/11/2046	4,901	3,907
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%	)	01/09/2047	8,000	6,851
Bank of America	Cairn Mezzanine ABS CDO PLC floating rate based on 3-Month USD-LIBOR plus 3.250% due 02/13/2047	Buy	(3.750%	)	02/13/2047	5,000	3,903
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%	)	02/15/2047	3,000	2,545
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051	2,000	1,569
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%	)	02/25/2034	4,000	406
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%	)	02/25/2035	4,000	617
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%	)	02/25/2035	4,000	530
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%	)	03/25/2036	5,000	3,692
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	5,000	1,512
Barclays Bank PLC	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%		07/25/2036	5,000	141
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	2,000	1,165
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	5,000	712
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%	)	11/12/2037	4,000	327
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%	)	04/23/2039	4,000	724
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%	)	03/08/2040	1,000	492
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%	)	09/15/2040	4,000	423
Bear Stearns & Co., Inc.	BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%	)	01/10/2041	2,442	1,813
Bear Stearns & Co., Inc.	Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%	)	04/06/2046	7,124	4,360
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%	)	02/15/2047	3,000	2,596
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	5,000	986
Citibank N.A.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%		02/25/2036	5,000	211
Credit Suisse First Boston	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/10/2046	Buy	(2.120%	)	12/10/2046	10,000	7,810
Deutsche Bank AG	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%	)	07/25/2036	5,000	(5)
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%		10/12/2052	8,000	(807)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	1,500	257
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%	)	09/25/2034	3,446	426
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%	)	12/25/2034	10,000	3,119
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%	)	03/08/2040	1,406	641

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%	)	04/01/2045	$2,000	$1,088
JPMorgan Chase & Co.	Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%	)	10/18/2020	1,000	192
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%	)	10/25/2035	3,000	(5)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%	)	12/05/2051	2,500	2,014
Lehman Brothers, Inc.	Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%	)	12/15/2019	3,000	265
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%		10/25/2035	3,000	19
Lehman Brothers, Inc.	Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%	)	10/25/2035	10,000	4,842
Lehman Brothers, Inc.	Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%	)	04/25/2036	5,000	2,426
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	5,000	2,461
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%	)	12/05/2040	6,687	2,115
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%	)	12/05/2040	6,409	2,615
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%	)	11/12/2045	9,000	4,174
Lehman Brothers, Inc.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%	)	02/09/2046	2,468	1,434
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%	)	05/05/2046	10,974	7,048
Lehman Brothers, Inc.	RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%	)	07/15/2051	4,857	2,060
Merrill Lynch & Co., Inc.	JPMorgan Mortgage Acquisition Corp. floating rate based on 1-Month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%	)	05/25/2035	5,000	3,334
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%	)	02/25/2036	5,000	(11)
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%	)	03/25/2036	5,000	3,116
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%	)	07/25/2036	5,000	2,583
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	3,000	803
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%	)	06/06/2046	5,000	3,928
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%	)	06/06/2046	5,000	4,416
Merrill Lynch & Co., Inc.	Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%	)	09/07/2046	2,411	1,776
Merrill Lynch & Co., Inc.	Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%	)	10/01/2050	5,000	4,361
Merrill Lynch & Co., Inc.	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%	)	09/05/2051	5,000	3,473
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%	)	12/27/2033	4,000	302
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%	)	08/25/2036	5,000	1,956
UBS Warburg LLC	Asset-Backed Securities Corp. Home Equity floating rate based on 1-Month USD-LIBOR plus 1.550% due 03/25/2035	Buy	(1.250%	)	03/25/2035	5,000	489
UBS Warburg LLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%	)	02/25/2036	5,000	4,092
UBS Warburg LLC	CS First Boston Mortgage Securities Corp. 5.250% due 7/15/2037	Buy	(1.080%	)	07/15/2037	10,000	871
UBS Warburg LLC	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%	)	06/12/2043	10,000	865
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%	)	04/15/2020	2,000	180
Wachovia Bank N.A.	Ridgeway Court Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 11/05/2046	Buy	(3.250%	)	11/05/2046	6,500	5,471
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	2,000	1,610

							$140,187

See Accompanying Notes	Semiannual Report	September 30, 2007	77

Schedule of Investments  Mortgage Portfolio  (Cont.)

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	$25,000	$3,460
Bank of America	Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	2,500	(778)
Barclays Bank PLC	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	25,000	(2,737)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	10,000	1,384
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%	)	05/25/2046	5,000	246
Citibank N.A.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	25,000	3,526
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	35,000	13,584
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	4,000	(1,553)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	62,000	(22,785)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	5,000	1,942
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	3,000	(870)
Credit Suisse First Boston	Home Equity Index AAA Rating 2006-2	Buy	(0.110%	)	05/25/2046	10,000	(216)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	50,000	(6,990)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	1,500	443
Goldman Sachs & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	7,000	(285)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%	)	07/25/2045	100,000	38,924
JPMorgan Chase & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	3,000	(121)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	7,000	(4,098)
Lehman Brothers, Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	10,000	1,382
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2007-1	Sell	2.240%		08/25/2037	10,000	(4,492)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	5,500	(1,789)
Morgan Stanley	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	10,000	(3,342)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Buy	(0.540%	)	07/25/2045	5,000	697
UBS Warburg LLC	Home Equity Index BBB Rating 2006-1	Sell	1.540%		07/25/2045	132,000	(48,027)
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	95,500	(38,766)

							$(71,261)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$243
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	167,600	(2,118)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	152,500	4,691
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	270,200	(4,117)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	259,700	(4,464)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	11,500	189
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2014	9,700	290
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	44,100	(159)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	10,811	(197)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.150% interest rate cap	Pay	0.000%	10/01/2011	39,000	(1,968)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	5,900	(254)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	581,600	(18,344)

						$(26,208)

(l)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$924,000	$5,590	$7,294

(m)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$420,000	$5,597	$5,425

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

(n)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2022	$990,300	$971,145	$970,649
Fannie Mae	5.000%	10/01/2037	592,710	569,272	565,390
Fannie Mae	5.500%	10/01/2037	1,123,000	1,104,858	1,100,013
Freddie Mac	5.000%	10/01/2037	79,000	76,249	75,359
Freddie Mac	5.500%	10/01/2037	681,060	672,482	666,907
Freddie Mac	6.000%	10/01/2037	515,000	518,259	515,563
Ginnie Mae	5.000%	10/01/2037	1,000	973	967
Ginnie Mae	5.500%	10/01/2037	25,000	24,729	24,652
Ginnie Mae	6.000%	10/01/2037	271,800	273,901	273,541
Ginnie Mae	6.500%	10/01/2037	15,000	15,308	15,331
U.S. Treasury Bonds	4.750%	08/15/2017	395,434	401,716	404,393

				$4,628,892	$4,612,765

(2) Market value includes $3,522 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	79

Schedule of Investments  Municipal Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 122.7%

CALIFORNIA 26.5%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	$5,000	$1,263

California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,184

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	10,000	10,087

California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,750	14,124

California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,790

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	8,179

California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	14,075	13,535

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,600	2,240

Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	977

Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	11,900	11,927

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	10,000	10,105

Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,343

		85,754

COLORADO 6.2%
Colorado State Certificates of Participation Bonds, Series 2005
5.000% due 11/01/2030 (b)	8,000	8,273

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,473

El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,469

Regional Transportation District of Colorado Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	8,845

		20,060

FLORIDA 1.7%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,346

IDAHO 0.3%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	964

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ILLINOIS 6.1%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	$5,195	$3,053

Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2006
0.000% due 12/01/2020	6,550	3,656

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	779

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (a)	5,965	5,604

Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,597

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	821

Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,340

		19,850

INDIANA 0.2%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	537

LOUISIANA 6.4%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,536
5.875% due 05/15/2039 (b)	17,500	17,337
7.289% due 11/15/2031	610	600

		20,473

MARYLAND 0.3%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	1,000	996

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	571

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	2,000	1,851

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (b)	5,000	5,054

Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	260

		7,736

MICHIGAN 5.9%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	125	128

Michigan State Building Authority Revenue Bonds, Series 2003
5.000% due 10/15/2020 (b)	9,905	10,640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2005
4.875% due 03/01/2030 (b)	$8,500	$8,402

		19,170

MISSISSIPPI 1.0%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	3,100

MISSOURI 0.6%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	527

Missouri State Housing Development Commission Revenue Bonds, (GNMA/ FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	500	473

St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	959

		1,959

NEVADA 7.7%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (b)	25,000	25,016

NEW JERSEY 2.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,468

New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,023

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	820	874

New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	4,000	3,385

		8,750

NEW YORK 7.2%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (b)	11,830	12,108

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (b)	10,000	10,341

New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.370% due 08/15/2022	750	773

		23,222

OREGON 2.4%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (a)	1,000	892
0.000% due 06/15/2020 (a)	4,140	3,670
0.000% due 06/15/2021 (a)	3,665	3,232

		7,794

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PENNSYLVANIA 0.3%
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.060% due 09/01/2021	$1,000	$1,009

RHODE ISLAND 0.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,752

SOUTH CAROLINA 2.7%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,653

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	800	822
6.375% due 05/15/2030	6,000	6,307

		8,782

TENNESSEE 1.5%
Tennessee State Energy Acquisition Corporations Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	4,975

TEXAS 34.4%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.860% due 02/15/2024	750	766

Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.0000% due 05/15/2035 (b)	10,000	10,293

Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,030

Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	2,011

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	7,737

Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (b)	1,500	1,505

Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	$575	$586

Rice, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/15/2038	5,080	5,245

San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	52

San Antonio, Texas Municipal Drain & Utilities Systems Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (b)	7,070	7,324

San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,976
4.750% due 05/15/2038 (b)	25,000	24,799

Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	3,130	3,122

Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,017

Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,319

Texas State Transportation Revenue Bonds, Series 2006
4.750% due 04/01/2024 (b)	21,465	21,616

Victoria, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/15/2037	7,500	7,749

		111,155

VIRGINIA 0.2%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	766

WASHINGTON 2.6%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
8.510% due 01/01/2035	3,410	3,888

Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,376

		8,264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
WEST VIRGINIA 1.2%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	$3,250	$2,451

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,500	1,477

		3,928

WISCONSIN 1.3%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,660	2,757
6.375% due 06/01/2032	250	260

Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	200

Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35

Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	905	926

		4,178

Total Municipal Bonds & Notes (Cost $391,761)		396,536

SHORT-TERM INSTRUMENTS 10.3%

COMMERCIAL PAPER 9.5%
Freddie Mac
4.000% due 10/01/2007	30,800	30,800

REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.400% due 10/01/2007	1,129	1,129

(Dated 09/28/2007. Collateralized by Federal Home Loan Bank 3.625% due 01/15/2008 valued at $1,154. Repurchase proceeds are $1,129.)

U.S. TREASURY BILLS 0.4%
3.770% due 12/13/2007 (c)	1,175	1,163

Total Short-Term Instruments (Cost $33,095)		33,092

Total Investments 133.0% (Cost $424,856)		$429,628

Other Assets and Liabilities (Net) (33.0%)		(106,539)

Net Assets 100.0%		$323,089

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Fund acquired Residual Interest Municipal Bonds. Refer to Note 2 (m) in the Notes to Financial Statements for additional information.
(c)	Securities with an aggregate market value of $1,163 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	181	$(59)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	783	204

				$145

See Accompanying Notes	Semiannual Report	September 30, 2007	81

Schedule of Investments  Real Return Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.3%
American Express Bank FSB
6.000% due 09/13/2017	$2,300	$2,293

American Express Centurion Bank
6.000% due 09/13/2017	2,200	2,193

Barclays Bank PLC
5.450% due 09/12/2012	6,200	6,243
7.434% due 09/29/2049	600	639

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	2,200	2,296

BellSouth Corp.
4.240% due 04/26/2021	4,600	4,574

Capital One Financial Corp.
6.750% due 09/15/2017	4,900	5,026

Citigroup, Inc.
5.400% due 01/30/2009	600	600

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	640	650

Export-Import Bank of Korea
5.580% due 10/04/2011	1,300	1,302

General Electric Capital Corp.
5.744% due 12/12/2008	600	599

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (a)	600	604

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	400	405

Kraft Foods, Inc.
6.000% due 02/11/2013	800	824

Merna Reinsurance Ltd.
6.010% due 07/07/2010 (k)	4,000	3,999

Rabobank Nederland
5.380% due 01/15/2009	500	500

Redwood Capital IX Ltd.
7.760% due 01/09/2008	400	401

Rockies Express Pipeline LLC
6.448% due 08/20/2009	5,000	4,999

Travelers Property Casualty Corp.
3.750% due 03/15/2008	800	793

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	1,400	1,401

Vita Capital II Ltd.
6.260% due 01/01/2010	300	298

Vita Capital III Ltd.
6.480% due 01/01/2012	600	597

Wachovia Bank N.A.
5.691% due 12/02/2010	2,100	2,089

Total Corporate Bonds & Notes (Cost $42,915)		43,325

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,000	1,040

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	235	236

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	300	300

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	$1,115	$1,171

West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	492

Total Municipal Bonds & Notes (Cost $3,410)		3,748

U.S. GOVERNMENT AGENCIES 78.2%
Fannie Mae
4.643% due 04/01/2035	582	582
4.678% due 01/01/2035	375	371
5.500% due 01/01/2024 -10/01/2037	714,777	700,178
6.000% due 10/01/2036 -10/01/2037	49,078	49,149
6.205% due 09/01/2044	131	132
6.206% due 10/01/2044	130	131
6.954% due 09/01/2018	68	69

Freddie Mac
4.500% due 05/15/2017	296	292
5.000% due 02/15/2020 -06/01/2037	20,309	19,601
5.411% due 09/25/2031	95	95
5.500% due 05/15/2016	7,867	7,933
6.000% due 09/01/2037	4,000	4,005
6.102% due 12/15/2030	279	279

Ginnie Mae
6.500% due 05/15/2026 -06/15/2028	81	83

Total U.S. Government Agencies (Cost $780,607)		782,900

U.S. TREASURY OBLIGATIONS 121.4%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	83,555	80,807
1.625% due 01/15/2015	4,582	4,385
1.875% due 07/15/2013	99,464	97,910
1.875% due 07/15/2015	69,073	67,265
2.000% due 04/15/2012	18,477	18,349
2.000% due 01/15/2014	137,339	135,407
2.000% due 01/15/2026	104,988	100,297
2.375% due 04/15/2011	64,292	64,729
2.375% due 01/15/2017	35,119	35,382
2.375% due 01/15/2025	110,758	111,771
2.375% due 01/15/2027	24,790	25,100
2.500% due 07/15/2016	103,144	105,094
2.625% due 07/15/2017	49,950	51,504
3.000% due 07/15/2012	53,720	55,928
3.375% due 01/15/2012	11,715	12,323
3.500% due 01/15/2011	29,921	31,234
3.625% due 04/15/2028	100,428	122,365
3.875% due 04/15/2029	11,911	15,128
4.250% due 01/15/2010	76,728	80,378

Total U.S. Treasury Obligations (Cost $1,214,872)		1,215,356

MORTGAGE-BACKED SECURITIES 1.2%
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	3,163	3,113
4.550% due 08/25/2035	1,787	1,783
6.282% due 11/25/2030	423	422

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	84	82
4.248% due 08/25/2035	799	781
4.748% due 08/25/2035	913	904
4.900% due 12/25/2035	138	138

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
5.471% due 06/25/2035		$953	$933

GSR Mortgage Loan Trust
4.540% due 09/25/2035		1,403	1,390

Washington Mutual, Inc.
5.391% due 11/25/2045		352	347
5.421% due 10/25/2045		2,108	2,062

Total Mortgage-Backed Securities (Cost $11,962)			11,955

ASSET-BACKED SECURITIES 0.2%
Bear Stearns Asset-Backed Securities, Inc.
5.581% due 03/25/2043		178	177

Lehman XS Trust
5.211% due 07/25/2046		465	464

MASTR Asset-Backed Securities Trust
5.211% due 01/25/2036		282	281

Merrill Lynch Mortgage Investors, Inc.
5.211% due 01/25/2037		19	19

Residential Asset Securities Corp.
5.201% due 04/25/2036		33	33

Structured Asset Securities Corp.
4.900% due 04/25/2035		934	923

Total Asset-Backed Securities (Cost $1,905)			1,897

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	1,413	1,701

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	139
6.500% due 09/15/2067	GBP	4,500	9,165

Pylon Ltd.
6.224% due 12/18/2008	EUR	3,200	4,593

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049 (a)		400	588

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,832

Total Foreign Currency-Denominated Issues (Cost $19,406)			21,018

SHORT-TERM INSTRUMENTS 2.5%

CERTIFICATES OF DEPOSIT 1.4%
Abbey National Treasury Services PLC
5.276% due 07/02/2008		$7,400	7,403

Fortis Bank NY
5.074% due 06/30/2008		6,000	6,002

Skandinaviska Enskilda Banken AB
5.490% due 02/13/2009		700	699

			14,104

REPURCHASE AGREEMENTS 0.3%
Fixed Income Clearing Corp.
4.400% due 10/01/2007		3,346	3,346

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $3,416. Repurchase proceeds are $3,347.)

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.8%
3.886% due 11/29/2007 - 12/13/2007 (b)(d)(e)(g)	$7,825	$7,745

Total Short-Term Instruments (Cost $25,208)		25,195

PURCHASED OPTIONS (i) 0.2%
(Cost $1,641)		2,074

Total Investments (f) 210.5% (Cost $2,101,926)		$2,107,468

Written Options (j) (0.3%) (Premiums $2,290)		(2,416)

Other Assets and Liabilities (Net) (110.2%)		(1,103,794)

Net Assets 100.0%		$1,001,258

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $1,980 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	Securities with an aggregate market value of $1,583 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(f)	As of September 30, 2007, portfolio securities with an aggregate value of $5,889 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $4,182 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	214	$151
90-Day Euribor June Futures	Long	06/2009	11	12
90-Day Euribor March Futures	Long	03/2009	7	8
90-Day Euribor September Futures	Short	09/2008	60	17
90-Day Eurodollar December Futures	Long	12/2007	41	11
90-Day Eurodollar December Futures	Long	12/2008	110	49
90-Day Eurodollar June Futures	Long	06/2008	15	11
90-Day Eurodollar June Futures	Long	06/2009	74	20
90-Day Eurodollar March Futures	Long	03/2008	209	125
90-Day Eurodollar March Futures	Short	03/2009	59	(69)
90-Day Eurodollar September Futures	Long	09/2008	1,328	994
90-Day Eurodollar September Futures	Long	09/2009	74	20
Euro-Bund 10-Year Bond December Futures	Short	12/2007	93	(47)
Japan Government 10-Year Bond December Futures	Long	12/2007	13	(34)
U.S. Treasury 5-Year Note December Futures	Short	12/2007	1,104	(148)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	332	3
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	407	(53)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	66	5
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	577	130
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	31	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	206	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	36	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	129	1

				$1,168

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.965%	09/20/2012	$4,900	$28
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%	09/20/2012	3,800	11
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%	09/20/2012	300	4

See Accompanying Notes	Semiannual Report	September 30, 2007	83

Schedule of Investments  Real Return Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	$300	$5
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	2,400	6
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	400	(2)
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	1,800	4
Credit Suisse First Boston	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	600	9
JPMorgan Chase & Co.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	600	(4)
JPMorgan Chase & Co.	Capital One Financial Corp. 6.250% due 11/15/2013	Buy	(1.150%	)	09/20/2012	4,900	(60)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	600	(3)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.950%		09/20/2012	6,300	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.300%		06/20/2012	1,600	42
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	500	9
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	500	(3)

							$78

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	11,300	$(7)
Barclays Bank PLC	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,400	2
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,200	(117)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		34,600	(4)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(20)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009		12,000	(7)
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/2017		1,500	3
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		8,600	(60)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	400	(5)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	36
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		4,000	(29)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	5.000%	03/19/2018		100	1
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	33
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		4,500	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		4,500	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		18,900	(60)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		3,700	31
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		2,000	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,000	1
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		1,300	105
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	36
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		6,900	100
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,200	13
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,200	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	16,000	(292)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	03/20/2018		4,500	(87)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,000	270
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,700	(58)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	106
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010		10,300	12
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		3,400	105
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,200	430
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		10,800	(154)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.440%	09/10/2027		1,100	(8)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,500,000	25
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$4,900	(30)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		28,900	383
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		36,800	1,132
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		3,600	(22)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		29,400	(1,221)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,800	(19)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		125,200	1,085
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		68,100	2,021
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		8,300	(250)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		42,100	(1,795)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		27,500	1,551

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$7,500	$99
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	4,700	136
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	42,100	(1,812)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(121)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	5,400	357
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	18,300	572
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	152,000	(6,127)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	219,000	1,709

						$(1,957)

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$122.500	11/20/2007	621	$12	$10
Call - CBOT U.S. Treasury 5-Year Note December Futures	123.000	11/20/2007	552	10	9
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	663	13	10
Call - CBOT U.S. Treasury 10-Year Note December Futures	132.000	11/20/2007	30	1	0
Call - CBOT U.S. Treasury 30-Year Note December Futures	137.000	11/20/2007	115	2	2

				$38	$31

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$38,000	$213	$300
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,000	40	71

							$253	$371

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,000	$126	$332
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,000	126	37
Call - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	226	334
Put - OTC Euro versus U.S. dollar		1.392	07/08/2010		4,300	226	168
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$11,800	311	70
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		11,800	311	730

						$1,326	$1,671

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 10/01/2037	$87.578	10/04/2007	$15,000	$2	$0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.000	10/04/2007	84,000	10	0
Put - OTC Fannie Mae 5.500% due 11/01/2037	87.750	11/06/2007	60,700	7	0
Put - OTC Fannie Mae 6.000% due 12/01/2037	88.500	12/05/2007	44,500	5	1

				$24	$1

See Accompanying Notes	Semiannual Report	September 30, 2007	85

Schedule of Investments  Real Return Portfolio  (Cont.)

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/20/2007	21	$8	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	$2,100	$101	$122
Put - OTC 30-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,100	77	67
Call - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,600	109	151
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,600	110	83
Call - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,700	129	214
Put - OTC 30-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,700	183	118
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	16,000	197	225
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	64
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	498
Put - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	600

							$2,041	$2,142

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	OTC Dow Jones CDX N.A. IG9 Index	Buy	0.400%	12/20/2007	$2,300	$4	$5
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	OTC Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	2,000	10	12
Put - OTC Dow Jones CDX N.A. IG9 Index	JPMorgan Chase & Co.	OTC Dow Jones CDX N.A. IG9 Index	Sell	0.700%	12/20/2007	2,300	4	3
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	OTC Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	2,000	10	2
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	OTC Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	1,000	4	6
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	OTC Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	1,000	5	1

							$37	$29

(2) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 118.150	06/23/2008	$3,500	$44	$21
Put - OTC U.S. dollar versus Japanese yen	118.150	06/23/2008	3,500	160	216

				$204	$237

(k)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	6.010%	07/07/2010	09/21/2007	$3,960	$3,999	0.40%

(l)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	11/01/2037	$486,200	$476,123	$475,944
Freddie Mac	5.000%	10/01/2037	15,000	14,372	14,309
Freddie Mac	6.000%	10/01/2037	4,000	4,007	4,004
Treasury Inflation Protected Securities	2.000%	07/15/2014	53,629	52,905	53,218
Treasury Inflation Protected Securities	2.000%	01/15/2016	156,255	152,773	153,655
U.S. Treasury Bonds	4.750%	08/15/2017	9,500	9,646	9,715
U.S. Treasury Notes	3.625%	05/15/2013	2,000	1,932	1,971
U.S. Treasury Notes	4.125%	08/31/2012	6,200	6,173	6,210
U.S. Treasury Notes	4.250%	11/15/2013	35,700	35,613	36,280
U.S. Treasury Notes	4.500%	02/15/2016	18,400	18,473	18,550

				$772,017	$773,856

(3) Market value includes $2,127 of interest payable on short sales.

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

(m)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	1,912	11/2007	$0	$(37)	$(37)
Sell	CHF	891	12/2007	0	(27)	(27)
Buy	EUR	10,796	10/2007	731	0	731
Sell		15,838	10/2007	0	(257)	(257)
Sell	GBP	8,313	11/2007	0	(283)	(283)
Buy	JPY	247,045	10/2007	16	0	16
Sell		963,730	10/2007	17	(105)	(88)

				$764	$(709)	$55

See Accompanying Notes	Semiannual Report	September 30, 2007	87

Schedule of Investments  Short-Term Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.7%

BANKING & FINANCE 11.4%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$2,981

BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,074

Bear Stearns Cos., Inc.
6.950% due 08/10/2012	5,863	6,119

BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	2,989

CIT Group, Inc.
5.000% due 11/24/2008	10,700	10,493
5.510% due 01/30/2009	6,600	6,368
5.570% due 02/21/2008	32,000	31,662
5.704% due 05/23/2008	700	688
5.708% due 08/15/2008	4,250	4,187

CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,967

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,532

DBS Bank Ltd.
5.750% due 05/16/2017	25,000	25,058

Export-Import Bank of Korea
5.711% due 06/01/2009	22,000	22,035

First Union National Bank of Florida
6.180% due 02/15/2036	600	626

Glitnir Banki HF
5.830% due 01/18/2012	2,000	1,948

Goldman Sachs Group, Inc.
5.300% due 06/23/2009	10,000	9,970
5.690% due 07/23/2009	12,100	12,105
5.821% due 03/02/2010	2,000	1,991

HSBC Finance Corp.
5.420% due 10/21/2009	2,600	2,586
5.784% due 03/12/2010	13,300	13,207
6.375% due 10/15/2011	6,000	6,202

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,964

iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,638
5.970% due 03/03/2008	5,000	4,961

John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,039

JPMorgan Chase & Co.
5.869% due 05/07/2010	40,000	39,941

Kaupthing Bank HF
6.125% due 10/04/2016	3,000	2,894

Landsbanki Islands HF
6.205% due 08/25/2009	3,000	3,019

Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	4,000	3,871
6.200% due 09/26/2014	5,000	5,027
7.000% due 09/27/2027	2,000	2,053

MBNA America Bank N.A.
4.625% due 08/03/2009	18,380	18,287

Metropolitan Life Global Funding I
5.560% due 05/17/2010	50,000	49,618

Morgan Stanley
5.410% due 05/07/2009	12,700	12,603
5.600% due 01/22/2009	2,000	1,996
5.810% due 10/18/2016	5,000	4,792
5.840% due 10/15/2015	3,000	2,908

ORIX Corp.
5.480% due 11/22/2011	5,000	4,907

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank Nederland
5.360% due 04/06/2009	$800	$801

Residential Capital Corp.
7.000% due 02/22/2011	5,000	4,078

Residential Capital LLC
7.595% due 05/22/2009	20,000	17,025

Santander U.S. Debt S.A. Unipersonal
5.729% due 11/20/2009	2,500	2,492

SLM Corp.
5.440% due 01/25/2008	62,550	62,411
5.590% due 10/25/2011	8,000	7,326

Textron Financial Corp.
4.600% due 05/03/2010	2,000	1,997

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	13,300	13,184

World Savings Bank FSB
5.396% due 05/08/2009	2,000	2,002

		451,622

INDUSTRIALS 4.3%
Alcan, Inc.
5.000% due 06/01/2015	2,500	2,393

Amgen, Inc.
5.585% due 11/28/2008	25,000	25,032

AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,438
5.875% due 10/15/2012	3,000	3,056

Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,984

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,412

Comcast Corp.
5.300% due 01/15/2014	5,000	4,861
5.660% due 07/14/2009	900	896

CVS Caremark Corp.
5.921% due 06/01/2010	25,000	24,933

DaimlerChrysler N.A. Holding Corp.
5.750% due 09/08/2011	14,000	14,142

EnCana Corp.
6.300% due 11/01/2011	2,500	2,587

HJ Heinz Co.
6.428% due 12/01/2008	6,800	6,909

JC Penney Corp., Inc.
7.375% due 08/15/2008	3,693	3,747

Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,006
5.500% due 01/15/2016	3,000	2,960

Kellogg Co.
6.600% due 04/01/2011	2,000	2,089

Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,210

Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	3,021

Kroger Co.
5.500% due 02/01/2013	4,000	4,007

Lennar Corp.
5.950% due 10/17/2011	3,000	2,747

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,068

Northwest Airlines, Inc.
7.150% due 04/01/2021	14,996	15,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sealed Air Corp.
5.625% due 07/15/2013	$5,000	$4,818

Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,900

Transocean, Inc.
5.869% due 09/05/2008	8,100	8,087

United AirLines, Inc.
6.636% due 01/02/2024	1,500	1,500

Viacom, Inc.
5.750% due 04/30/2011	3,000	3,031

Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,395

Weyerhaeuser Co.
6.210% due 09/24/2009	5,000	5,012

Wyeth
5.500% due 03/15/2013	2,500	2,498

		171,232

UTILITIES 2.0%
America Movil SAB de C.V.
5.300% due 06/27/2008	10,000	10,002

AT&T, Inc.
5.460% due 02/05/2010	10,600	10,568

Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,960

Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,844
5.755% due 11/14/2008	2,800	2,802

DPL, Inc.
6.875% due 09/01/2011	2,500	2,620

Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,713

Exelon Corp.
6.750% due 05/01/2011	3,000	3,121

Florida Power Corp.
5.975% due 11/14/2008	3,400	3,404

Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,274

Ohio Power Co.
5.540% due 04/05/2010	4,000	3,961

Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,524

TXU Electric Delivery Co.
6.069% due 09/16/2008	9,000	8,911

TXU Energy Co. LLC
6.194% due 09/16/2008	9,000	9,016

		78,720

Total Corporate Bonds & Notes (Cost $710,227)		701,574

U.S. GOVERNMENT AGENCIES 38.3%
Fannie Mae
3.000% due 01/25/2025	44	43
3.076% due 08/01/2033	597	577
3.287% due 04/01/2034	192	191
3.329% due 06/01/2034	316	311
3.336% due 05/01/2034	456	451
3.383% due 04/01/2033	440	442
3.403% due 08/01/2033 (e)	9,517	9,487
3.436% due 08/01/2033	55	55
3.460% due 08/01/2033	1,564	1,562
3.499% due 08/01/2033	1,820	1,819
3.500% due 08/01/2010 - 01/01/2035	6,422	6,226

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
3.515% due 08/01/2033	$1,153	$1,152
3.541% due 09/01/2033	428	427
3.545% due 04/01/2034	220	220
3.547% due 09/01/2033	451	450
3.579% due 06/01/2033	691	700
3.593% due 08/01/2033	337	336
3.612% due 01/01/2034	1,255	1,243
3.664% due 08/01/2033	87	87
3.750% due 01/01/2035	1,222	1,194
3.764% due 07/01/2034 - 10/01/2043	646	636
3.783% due 05/01/2033	92	92
3.838% due 07/01/2033	653	645
3.850% due 11/01/2033	4,816	4,797
3.855% due 08/01/2033	164	164
3.878% due 07/01/2033	216	220
3.901% due 09/01/2033	532	522
3.928% due 11/01/2033	4,284	4,279
3.939% due 05/01/2034	269	267
3.945% due 11/01/2033	855	832
3.954% due 05/01/2034	1,078	1,063
3.956% due 11/01/2033	877	871
3.958% due 02/01/2033 - 07/01/2033	411	412
3.963% due 03/01/2034	338	333
3.965% due 08/01/2034	862	858
3.967% due 04/01/2034	884	871
3.970% due 03/25/2022	12	12
3.973% due 03/01/2034	2,872	2,823
3.989% due 06/01/2033	2,265	2,279
3.996% due 06/01/2033	689	691
3.998% due 07/01/2033	1,229	1,237
4.000% due 08/01/2010 - 12/01/2033	27,156	26,594
4.000% due 05/01/2013 - 04/01/2014 (e)	26,121	25,507
4.006% due 06/01/2034	156	155
4.013% due 06/01/2033	694	696
4.040% due 03/01/2034	206	203
4.042% due 08/01/2033	4,336	4,310
4.066% due 04/01/2034	387	388
4.069% due 11/01/2034	112	111
4.089% due 02/01/2035	154	154
4.101% due 05/01/2033 - 03/01/2034	752	758
4.113% due 12/01/2034	235	234
4.120% due 05/01/2034	1,938	1,916
4.122% due 08/01/2035	1,744	1,735
4.124% due 07/01/2035	167	161
4.128% due 11/01/2034	418	410
4.136% due 03/01/2034	879	890
4.137% due 08/01/2033	727	722
4.140% due 03/25/2022	31	32
4.149% due 04/01/2034	2,238	2,213
4.151% due 03/01/2034	1,233	1,219
4.153% due 01/01/2035	189	186
4.154% due 07/01/2033	1,155	1,155
4.156% due 09/01/2033	1,042	1,014
4.158% due 09/01/2033	344	345
4.180% due 03/01/2033	618	624
4.182% due 06/01/2034	658	655
4.187% due 11/01/2034	160	160
4.189% due 03/01/2034	223	226
4.199% due 11/01/2033	797	780
4.205% due 12/01/2034	329	324
4.216% due 06/01/2033	1,115	1,115
4.218% due 05/01/2033	273	276
4.232% due 04/01/2034	280	275
4.240% due 10/25/2021 - 03/01/2034	1,482	1,494
4.244% due 02/01/2034	1,273	1,266
4.247% due 01/01/2034 - 06/01/2034	1,728	1,718
4.248% due 06/01/2034	2,654	2,622
4.249% due 07/01/2035	821	806

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.250% due 04/25/2028 - 12/01/2033	$2,372	$2,354
4.252% due 07/01/2034	1,418	1,411
4.271% due 04/01/2034 - 03/01/2035	3,049	3,004
4.274% due 09/01/2034	986	984
4.276% due 12/01/2034	172	169
4.277% due 03/01/2034	910	911
4.283% due 07/01/2034	785	776
4.291% due 12/01/2033	859	860
4.293% due 04/01/2034	557	554
4.296% due 03/01/2033	77	76
4.306% due 05/01/2034	3,605	3,579
4.313% due 01/01/2034	638	649
4.314% due 06/01/2034	230	228
4.320% due 10/01/2033	81	80
4.321% due 11/01/2034	2,523	2,509
4.325% due 05/01/2034	434	430
4.328% due 11/01/2034	211	208
4.331% due 01/01/2035	868	863
4.334% due 07/01/2034	458	454
4.344% due 09/01/2033	1,085	1,079
4.356% due 03/01/2035	1,290	1,269
4.357% due 02/01/2034	727	722
4.367% due 04/01/2033 - 12/01/2034	305	303
4.370% due 11/01/2034	308	310
4.374% due 04/01/2034	2,606	2,625
4.375% due 04/01/2033	213	210
4.380% due 03/01/2033 - 03/01/2035	3,238	3,197
4.381% due 03/01/2034	1,302	1,285
4.387% due 09/01/2032	431	434
4.391% due 04/01/2033	329	335
4.393% due 04/01/2034	423	420
4.397% due 09/01/2035	2,997	2,967
4.401% due 02/01/2034	120	119
4.408% due 08/01/2033	2,476	2,494
4.423% due 07/01/2036	1,213	1,224
4.432% due 01/01/2035	257	254
4.437% due 09/01/2033	1,448	1,434
4.442% due 04/01/2034	229	231
4.443% due 07/01/2034	1,817	1,806
4.446% due 08/01/2033	1,792	1,814
4.450% due 07/01/2034	2,234	2,216
4.465% due 03/01/2036	407	405
4.469% due 09/01/2019	1,136	1,126
4.470% due 01/01/2035	994	983
4.472% due 10/01/2034	219	217
4.478% due 06/01/2033	480	476
4.488% due 11/01/2033	1,598	1,600
4.491% due 07/01/2035	1,123	1,126
4.496% due 04/01/2033	3,057	3,035
4.500% due 11/01/2009 - 08/01/2035	70,054	68,844
4.500% due 06/01/2013 (e)	3,696	3,653
4.502% due 04/01/2034	229	232
4.512% due 12/01/2034	213	211
4.535% due 04/01/2034	2,477	2,451
4.537% due 09/01/2034	1,374	1,362
4.543% due 08/01/2033	1,292	1,281
4.545% due 01/01/2034	1,306	1,312
4.547% due 10/01/2033	2,250	2,232
4.550% due 04/01/2035	1,653	1,656
4.552% due 01/01/2033	203	204
4.554% due 11/01/2034	127	126
4.558% due 08/01/2034 - 05/01/2035	4,998	4,974
4.559% due 08/01/2034	930	924
4.566% due 03/01/2035	3,331	3,290
4.567% due 07/01/2035 (e)	5,534	5,513
4.572% due 11/01/2033	334	333
4.574% due 05/01/2033	2,144	2,126
4.579% due 08/01/2034	3,084	3,096
4.582% due 09/01/2034	865	858

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.585% due 03/01/2035	$3,182	$3,160
4.587% due 07/01/2034	300	298
4.594% due 06/01/2033	404	396
4.595% due 02/01/2035	337	336
4.609% due 01/01/2035	8,010	7,928
4.621% due 09/01/2035	815	813
4.622% due 10/01/2036	2,085	2,055
4.627% due 06/01/2035	614	611
4.628% due 06/01/2035	195	194
4.640% due 10/01/2034	121	120
4.641% due 03/01/2033	1,925	1,921
4.647% due 07/01/2035	1,851	1,847
4.655% due 08/01/2035	3,397	3,378
4.657% due 02/01/2033	246	244
4.658% due 07/01/2035	62	61
4.665% due 07/01/2033	82	81
4.673% due 10/01/2035	624	622
4.678% due 10/01/2033	545	538
4.685% due 02/01/2033 - 10/01/2034	7,336	7,322
4.686% due 04/01/2033	808	803
4.690% due 02/01/2035	2,854	2,828
4.693% due 07/01/2035	3,210	3,185
4.695% due 04/01/2033	1,776	1,760
4.704% due 07/01/2035	525	522
4.707% due 10/01/2035	1,021	1,011
4.714% due 07/01/2034	1,359	1,353
4.715% due 02/01/2033	517	515
4.723% due 08/01/2035	1,387	1,407
4.734% due 10/01/2034	1,405	1,401
4.735% due 09/01/2035	2,417	2,393
4.736% due 03/01/2035	1,520	1,513
4.743% due 08/01/2035	370	379
4.750% due 03/01/2034 - 07/01/2034	1,735	1,727
4.753% due 09/01/2034	57	57
4.767% due 02/01/2035	321	318
4.769% due 03/01/2035	1,357	1,343
4.770% due 11/01/2034	824	818
4.771% due 01/01/2033	128	128
4.776% due 07/01/2035	306	306
4.777% due 11/01/2032	1,760	1,754
4.779% due 12/01/2032	474	473
4.787% due 09/01/2035	3,071	3,083
4.790% due 02/01/2035	335	332
4.796% due 01/01/2033	221	220
4.799% due 07/01/2035	354	351
4.806% due 02/01/2035	90	89
4.809% due 11/01/2034	2,847	2,828
4.827% due 01/01/2033	108	108
4.829% due 02/01/2035	482	479
4.831% due 09/01/2034	2,332	2,318
4.838% due 03/01/2035	2,427	2,413
4.839% due 01/01/2036	93	95
4.842% due 11/01/2043	684	675
4.845% due 10/01/2034	1,894	1,889
4.850% due 02/01/2013 - 08/01/2035	1,003	1,002
4.851% due 07/01/2034	67	67
4.853% due 01/01/2035	951	941
4.856% due 01/01/2035	249	249
4.861% due 11/01/2032	613	614
4.864% due 10/01/2034	3,657	3,651
4.865% due 11/01/2032	355	355
4.873% due 04/01/2035	149	146
4.874% due 05/01/2035 - 07/01/2036	9,641	9,558
4.879% due 10/01/2035	2,114	2,114
4.890% due 05/01/2033	2,422	2,392
4.892% due 11/01/2033	1,752	1,744
4.899% due 02/01/2034 - 04/01/2035	958	966
4.904% due 09/01/2034	5,765	5,732
4.905% due 01/01/2033	61	61
4.911% due 02/01/2035	227	226

See Accompanying Notes	Semiannual Report	September 30, 2007	89

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.919% due 03/01/2035	$1,714	$1,706
4.929% due 12/01/2035	699	701
4.931% due 01/01/2033	2,671	2,675
4.940% due 09/01/2035	5,544	5,544
4.946% due 02/01/2034	470	465
4.950% due 12/01/2034	481	477
4.951% due 06/01/2034 - 05/01/2035	1,618	1,614
4.980% due 03/01/2036	1,281	1,272
4.991% due 09/01/2034	2,574	2,560
5.000% due 02/01/2009 - 01/01/2036	38,962	38,845
5.007% due 07/01/2035	2,808	2,803
5.013% due 12/01/2035	269	267
5.021% due 05/01/2035	4,509	4,492
5.036% due 01/01/2036	208	212
5.038% due 10/01/2012	89	88
5.049% due 02/01/2033	163	164
5.054% due 07/01/2035	233	234
5.065% due 10/01/2033	2,813	2,793
5.066% due 01/01/2035	3,846	3,864
5.075% due 09/01/2035	1,691	1,705
5.079% due 07/01/2036	1,448	1,455
5.084% due 11/01/2035	3,877	3,905
5.093% due 12/01/2035	674	678
5.095% due 09/01/2032	453	456
5.112% due 06/01/2035	2,244	2,241
5.120% due 12/01/2035 - 03/01/2036	1,989	1,999
5.139% due 05/01/2035	783	791
5.153% due 12/01/2035	923	919
5.164% due 03/01/2033	305	302
5.191% due 12/25/2036 - 07/25/2037	18,934	18,720
5.196% due 09/01/2035 - 05/01/2037	2,399	2,395
5.213% due 02/01/2036	1,065	1,063
5.216% due 05/01/2036	125	125
5.227% due 08/01/2032	492	491
5.242% due 01/01/2037	63	63
5.246% due 04/01/2033	1,945	1,969
5.251% due 03/25/2034	603	599
5.255% due 05/01/2035	780	778
5.268% due 09/01/2034 - 02/01/2036	3,042	3,023
5.306% due 06/01/2035	2,961	2,950
5.319% due 11/01/2036	1,447	1,446
5.335% due 05/01/2036	758	759
5.356% due 05/01/2036	2,358	2,370
5.376% due 02/01/2036	135	135
5.388% due 12/01/2035	984	992
5.394% due 10/01/2035 (e)	10,661	10,666
5.420% due 11/01/2036	523	524
5.431% due 03/25/2018 - 01/25/2034	1,570	1,578
5.457% due 01/01/2036	282	282
5.463% due 10/01/2032	344	345
5.477% due 04/25/2023	77	77
5.481% due 05/25/2042 - 02/25/2044	1,242	1,234
5.500% due 02/01/2009 - 10/01/2037	225,992	221,681
5.500% due 06/01/2037 (e)	16,101	15,773
5.503% due 04/01/2036	77	77
5.516% due 03/25/2027	554	547
5.526% due 12/01/2032	562	562
5.528% due 03/25/2027	1,369	1,332
5.531% due 08/25/2017 - 12/25/2033	1,526	1,529
5.545% due 05/01/2036	1,983	2,006
5.552% due 05/01/2032	392	401
5.557% due 05/01/2036	246	249
5.564% due 05/01/2036	488	493
5.575% due 12/01/2036	1,811	1,822
5.581% due 02/25/2033	1,007	1,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.591% due 10/01/2036	$4,972	$4,984
5.609% due 12/01/2036	2,266	2,283
5.617% due 12/01/2018	55	56
5.628% due 11/01/2031	278	281
5.631% due 08/25/2031 - 04/01/2036	10,645	10,741
5.631% due 09/25/2034 (e)	9,525	9,486
5.637% due 01/01/2036	71	71
5.641% due 04/01/2037	6,371	6,420
5.656% due 12/25/2013	82	83
5.661% due 08/01/2046	1,191	1,207
5.681% due 12/25/2030	175	176
5.750% due 08/25/2023	1,801	1,800
5.756% due 03/25/2008 - 12/25/2023	300	303
5.781% due 09/25/2023 - 11/25/2031	834	845
5.806% due 10/25/2022	183	185
5.831% due 04/25/2032	1,432	1,437
5.854% due 09/01/2017	80	81
5.856% due 09/25/2022	57	58
5.871% due 05/01/2036	1,235	1,240
5.906% due 05/25/2022	247	250
5.950% due 02/25/2044	4,202	4,210
5.956% due 12/25/2008 - 09/25/2020	318	323
5.971% due 07/01/2036	59	60
5.986% due 01/25/2022	233	237
6.000% due 09/25/2014 - 08/25/2044	4,994	5,072
6.016% due 09/01/2035	5,877	5,946
6.047% due 01/01/2019	475	479
6.100% due 02/25/2009	154	155
6.111% due 03/01/2037	1,116	1,126
6.114% due 05/18/2032	797	803
6.156% due 12/25/2023	722	733
6.164% due 12/18/2031	1,611	1,625
6.181% due 09/01/2036	86	87
6.188% due 04/01/2040	2,045	2,114
6.200% due 09/17/2027	203	205
6.205% due 07/01/2042 - 07/01/2044	3,186	3,213
6.208% due 03/01/2044	722	727
6.250% due 05/25/2042	120	123
6.255% due 09/01/2041	131	131
6.306% due 09/25/2023 - 10/25/2023	328	337
6.356% due 05/25/2022	247	251
6.405% due 09/01/2040	66	66
6.447% due 08/25/2042	130	132
6.463% due 02/01/2037	799	813
6.500% due 11/01/2008 - 01/25/2044	5,026	5,144
6.527% due 05/25/2030	41	41
6.654% due 07/01/2029	65	66
6.679% due 11/01/2014	42	42
6.760% due 07/01/2035 (e)	41,060	42,459
6.941% due 11/01/2035	988	1,022
6.944% due 11/01/2035	382	395
7.000% due 12/01/2009 - 02/25/2044	1,859	1,917
7.224% due 07/01/2018	75	76
7.243% due 04/01/2024	46	46
7.257% due 11/01/2025	172	173
7.310% due 12/01/2040	325	329
7.377% due 06/01/2030	149	153
7.498% due 09/01/2029	421	426
7.500% due 12/01/2014 - 05/25/2042	675	701
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	439	467
9.000% due 04/01/2020 - 01/01/2026	271	294
9.500% due 07/01/2021 - 06/01/2025	219	240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
2.500% due 04/15/2013	$894	$883
3.000% due 05/15/2022	100	99
3.500% due 05/01/2008 - 03/15/2022	2,009	1,970
3.628% due 10/01/2033	669	667
3.858% due 07/01/2033	2,005	2,026
3.870% due 12/15/2013	105	104
3.894% due 08/01/2033	229	231
3.900% due 05/01/2034	1,616	1,605
3.911% due 06/01/2033	101	101
3.963% due 03/01/2034 - 04/01/2034	3,078	3,055
4.000% due 05/01/2008 - 10/15/2026	49,233	48,377
4.000% due 11/01/2013 - 01/01/2020 (e)	22,409	21,553
4.006% due 04/01/2034	680	680
4.013% due 03/01/2034	2,468	2,426
4.069% due 04/01/2034	1,738	1,713
4.086% due 01/01/2035	107	105
4.105% due 11/01/2033	225	226
4.127% due 01/01/2035	177	173
4.131% due 10/01/2033	612	619
4.142% due 04/01/2034	503	503
4.173% due 01/01/2034	766	760
4.192% due 07/01/2034 - 10/01/2034	1,747	1,728
4.198% due 02/01/2034	1,047	1,057
4.200% due 07/01/2033	412	405
4.217% due 03/01/2034	2,897	2,908
4.235% due 03/01/2034	435	437
4.250% due 11/15/2020 - 09/15/2024	9,610	9,505
4.252% due 12/01/2033	407	410
4.272% due 10/01/2033	420	425
4.279% due 01/01/2034	193	195
4.293% due 12/01/2033	575	583
4.297% due 11/01/2034	3,263	3,264
4.316% due 03/01/2035	307	302
4.317% due 10/01/2033	1,376	1,393
4.335% due 11/01/2034	1,142	1,143
4.336% due 11/01/2033	465	464
4.356% due 12/01/2034	119	117
4.364% due 09/01/2035	186	185
4.375% due 01/01/2035	762	752
4.421% due 12/01/2033	630	636
4.455% due 11/01/2034	1,408	1,399
4.460% due 12/01/2034	247	248
4.482% due 01/01/2035	1,055	1,043
4.483% due 08/01/2035	2,488	2,480
4.492% due 03/01/2035	1,098	1,088
4.500% due 01/01/2008 - 08/15/2034	97,153	96,025
4.500% due 03/01/2013 - 04/01/2014 (e)	14,115	13,966
4.502% due 11/01/2034	494	492
4.519% due 12/01/2034	3,208	3,172
4.538% due 09/01/2034	256	253
4.549% due 03/01/2035	4,682	4,626
4.550% due 12/01/2034	106	105
4.575% due 11/01/2034	1,711	1,692
4.602% due 01/01/2035	104	103
4.655% due 03/01/2035	1,125	1,114
4.750% due 12/15/2016 - 01/15/2031	4,519	4,509
4.756% due 04/01/2035	2,792	2,768
4.769% due 10/01/2034	2,444	2,426
4.781% due 09/01/2034	2,967	2,955
4.809% due 02/01/2035	3,428	3,367
4.815% due 05/01/2035	5,287	5,248
4.827% due 10/15/2013	160	158
4.834% due 03/01/2035	735	738
4.840% due 01/01/2035	881	872
4.841% due 07/01/2035	1,202	1,195

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.854% due 09/01/2035	$144	$143
4.893% due 08/01/2036	8,120	8,067
4.894% due 07/01/2035	1,523	1,511
4.910% due 07/01/2035	70	69
4.924% due 04/01/2034	47	48
4.930% due 12/01/2032	255	256
4.932% due 07/01/2033	80	79
4.936% due 12/01/2034	3,158	3,132
4.975% due 04/01/2035	1,405	1,398
4.987% due 03/01/2035	78	78
4.988% due 08/01/2034	1,372	1,388
4.993% due 05/01/2035	1,482	1,472
5.000% due 10/01/2007 - 11/15/2029	63,023	62,906
5.000% due 04/01/2013 - 10/15/2025 (e)	33,406	33,292
5.005% due 05/01/2033	54	54
5.006% due 06/01/2035	156	155
5.015% due 01/01/2036	163	161
5.032% due 12/01/2035	128	129
5.042% due 05/01/2035	1,137	1,136
5.103% due 08/01/2015	84	84
5.125% due 09/01/2034	445	445
5.147% due 03/01/2035	1,209	1,206
5.182% due 11/01/2033	3,676	3,658
5.190% due 11/01/2033	4,516	4,500
5.204% due 11/01/2035	4,169	4,162
5.238% due 03/01/2036	2,359	2,349
5.246% due 02/01/2036	114	114
5.253% due 09/01/2035	988	987
5.272% due 02/01/2036	143	143
5.286% due 02/01/2037	2,412	2,408
5.290% due 02/01/2036	118	118
5.301% due 09/01/2035 - 10/01/2035	2,483	2,490
5.307% due 02/01/2037	152	153
5.332% due 02/01/2036	204	204
5.333% due 01/01/2037	3,931	3,936
5.356% due 12/01/2036	1,038	1,038
5.367% due 12/01/2035	4,886	4,900
5.377% due 05/15/2008	31	31
5.391% due 08/25/2031	1,134	1,139
5.404% due 02/01/2036	316	317
5.411% due 09/25/2031	1,261	1,261
5.441% due 10/01/2036 (e)	8,296	8,330
5.470% due 08/01/2036	883	889
5.474% due 02/01/2019	151	153
5.481% due 06/25/2029 - 12/01/2036	3,332	3,344
5.500% due 08/01/2009 - 10/15/2032	12,708	12,765
5.531% due 05/25/2043	3,263	3,282
5.550% due 11/15/2027	87	87
5.570% due 11/01/2036	2,299	2,317
5.626% due 01/01/2030	208	210
5.643% due 12/01/2035	1,147	1,155
5.653% due 04/01/2037	2,808	2,824
5.667% due 05/01/2037 (e)	5,719	5,759
5.696% due 03/01/2036	148	147
5.701% due 02/01/2037	4,044	4,084
5.744% due 02/01/2036	4,098	4,116
5.750% due 11/01/2035	35	35
5.814% due 04/01/2036	561	567
5.816% due 11/01/2036	144	145
5.823% due 01/01/2037	122	123
5.826% due 04/01/2032	667	681
5.856% due 03/01/2032	651	666
5.873% due 04/01/2032	1,024	1,045
5.885% due 07/01/2036	65	65
5.955% due 11/01/2036	119	120
6.000% due 11/15/2008 - 08/01/2037	94,258	94,557
6.040% due 07/01/2019	18	18
6.102% due 06/15/2018 - 06/15/2031	8,488	8,493

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.152% due 11/15/2032	$167	$168
6.200% due 03/15/2024	250	254
6.205% due 10/25/2044 - 02/25/2045	1,238	1,236
6.250% due 05/15/2023 - 03/15/2028	3,116	3,138
6.252% due 01/15/2032	96	97
6.302% due 04/15/2028 - 03/15/2032	2,045	2,061
6.350% due 08/15/2022 - 03/15/2023	823	828
6.352% due 06/15/2029 - 12/15/2031	2,114	2,135
6.405% due 07/25/2044	7,406	7,395
6.450% due 04/15/2022	165	165
6.500% due 05/15/2012	143	145
6.615% due 03/15/2029	1,148	1,173
7.000% due 06/01/2017 - 07/15/2027	194	201
7.141% due 03/01/2030	416	422
7.177% due 09/01/2034	136	137
7.386% due 11/01/2031	277	285
7.448% due 08/01/2023	23	24

Ginnie Mae
4.000% due 09/16/2025	336	334
4.500% due 08/16/2028 - 08/20/2035	3,500	3,474
5.000% due 05/20/2030	3,502	3,506
5.500% due 09/20/2029 - 07/20/2031	2,310	2,332
5.750% due 07/20/2026	40	40
5.846% due 06/20/2032	180	180
5.896% due 06/20/2030 - 04/20/2031	872	871
5.952% due 01/16/2031	52	52
6.000% due 10/20/2012 - 03/20/2032	1,287	1,291
6.125% due 10/20/2029	2,220	2,241
6.152% due 02/16/2032	302	303
6.202% due 03/16/2031	350	352
6.250% due 01/20/2030	35	36
6.252% due 04/16/2030 - 04/16/2032	409	411
6.375% due 02/20/2025 - 01/20/2027	1,089	1,102
6.500% due 07/20/2017	370	371
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027	61	65

Small Business Administration
5.090% due 10/01/2025	3,320	3,297
6.100% due 02/01/2009	58	59

Total U.S. Government Agencies (Cost $1,516,031)		1,520,810

MORTGAGE-BACKED SECURITIES 40.2%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	2,218	2,216
5.000% due 07/25/2018	1,824	1,801

Adjustable Rate Mortgage Trust
4.585% due 05/25/2035	1,393	1,378
4.718% due 01/25/2036	4,289	4,260
5.381% due 10/25/2035	53	52
5.501% due 01/25/2035	2,092	2,047
5.501% due 02/25/2035	3,077	3,058

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,517	1,479
4.390% due 02/25/2045	1,414	1,398
4.440% due 02/25/2045	3,197	3,092

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	$1,988	$1,974

Banc of America Funding Corp.
4.106% due 03/20/2035	256	253
4.112% due 05/25/2035	2,881	2,829
4.433% due 11/20/2034	6,570	6,493

Banc of America Mortgage Securities, Inc.
3.703% due 04/25/2034	1,285	1,258
3.983% due 02/25/2033	2,367	2,369
4.146% due 07/25/2034	8,000	7,882
4.500% due 02/25/2018	2,075	2,057
5.000% due 12/25/2018	377	372
5.000% due 05/25/2035	17,121	17,082
5.250% due 03/25/2034	444	443
5.262% due 10/25/2035	307	301
5.500% due 04/25/2033	965	965
5.531% due 03/25/2034	280	278
6.500% due 09/25/2033	1,107	1,118

Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	2,864	2,857

Bear Stearns Adjustable Rate Mortgage Trust
3.998% due 07/25/2034	560	555
4.613% due 01/25/2034	1,866	1,886
4.625% due 10/25/2035	6,988	6,861
4.750% due 10/25/2035	18,624	18,429
4.779% due 01/25/2034	1,314	1,325
4.790% due 10/25/2034	10,265	10,150
4.948% due 10/25/2033	63	63
4.955% due 01/25/2035	2,016	1,996
5.035% due 04/25/2033	13	13
5.302% due 02/25/2033	25	25
5.435% due 04/25/2033	226	226
5.605% due 02/25/2033	81	81
5.866% due 11/25/2034	3,682	3,722

Bear Stearns Alt-A Trust
4.935% due 11/25/2034	13,460	13,392
5.291% due 02/25/2034	2,115	2,096
5.331% due 02/25/2034	8,623	8,555
5.374% due 05/25/2035	256	256
5.819% due 11/25/2036	1,102	1,105
5.905% due 01/25/2036	6,005	6,036
5.954% due 02/25/2036 (e)	46,593	46,804

Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035 (e)	20,482	20,096
6.020% due 02/14/2031	29,050	29,300
6.440% due 06/16/2030	6,949	6,978

Bear Stearns Structured Products, Inc.
5.700% due 01/25/2037	21,500	21,351

Chase Mortgage Finance Corp.
4.356% due 02/25/2037	13,323	13,334
5.000% due 04/25/2018	630	627
5.238% due 12/25/2035	3,466	3,450
5.250% due 01/25/2034	3,191	3,171

Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	4,767	4,745
5.000% due 02/25/2035	200	174
5.500% due 09/25/2035	1,330	1,329

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	24,250	24,071
5.822% due 08/15/2021	1,374	1,370

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	17,000	16,679
5.617% due 10/15/2048	15,000	15,098

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	20,216
6.455% due 05/15/2032	3,350	3,371

Countrywide Alternative Loan Trust
5.158% due 07/25/2034	342	341
5.331% due 06/25/2037	1,799	1,752
5.500% due 02/25/2034	262	261

See Accompanying Notes	Semiannual Report	September 30, 2007	91

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.508% due 06/25/2037	$9,182	$9,191
5.983% due 02/25/2036	1,067	1,036
6.176% due 08/25/2036	1,569	1,586
6.293% due 07/20/2035	1,118	1,101
6.500% due 06/25/2033	24	24

Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 10/25/2033	5,000	4,955
4.351% due 06/20/2035	1,116	1,101
4.500% due 10/25/2018	90	80
4.500% due 01/25/2033	1,072	1,069
4.701% due 08/25/2034	9,125	9,068
4.887% due 08/25/2034	12,243	12,185
5.000% due 02/25/2033	360	359
5.000% due 05/25/2034	3,632	3,591
5.250% due 02/20/2036	138	138
5.401% due 02/25/2035	706	706
5.471% due 06/25/2035	7,144	6,998
5.500% due 04/25/2033	6,520	6,506
5.500% due 01/25/2034	128	128
5.500% due 10/25/2035	3,380	3,383
5.500% due 11/25/2035	4,306	4,308
5.850% due 05/25/2036	942	947

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	20,000	19,895

CS First Boston Mortgage Securities Corp.
4.096% due 07/25/2033	2,739	2,720
4.106% due 12/15/2035	11,788	11,519
4.595% due 10/25/2033	8,211	8,114
4.642% due 01/25/2034	10,994	10,948
5.164% due 03/25/2034	196	195
6.500% due 04/25/2033	386	389
6.890% due 06/25/2032	1	1
7.314% due 11/25/2032	46	46

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,522

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	1,465	1,463
5.211% due 03/25/2037	9,012	9,001
5.231% due 10/25/2036	398	397

First Horizon Alternative Mortgage Securities
5.292% due 07/25/2035	795	793
5.406% due 09/25/2035	201	202

First Horizon Asset Securities, Inc.
4.411% due 12/25/2033	2,384	2,361
4.919% due 02/25/2035	1,469	1,464
5.000% due 03/25/2034	5,677	5,632
5.185% due 06/25/2033	6,771	6,714
5.401% due 02/25/2035	50	49
6.000% due 05/25/2036	1,499	1,505

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,106	1,080
6.052% due 08/15/2032	3,138	3,131
6.102% due 11/15/2031	540	538
6.152% due 11/15/2032	724	721

GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	11,000	10,978

GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	19,691
6.420% due 05/15/2035	328	330

GMAC Mortgage Corp. Loan Trust
4.322% due 06/25/2034	2,373	2,336
5.500% due 09/25/2034	6,828	6,811

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	24,753

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	20,000	20,052
6.848% due 03/06/2020	3,000	2,876

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
3.936% due 06/25/2034	$1,426	$1,380
4.409% due 12/25/2034	22,825	22,461
4.500% due 08/25/2019	1,206	1,192
4.540% due 09/25/2035	26,201	25,940
4.603% due 03/25/2033	154	151
5.000% due 08/25/2019	774	767
5.019% due 05/25/2035	332	329
5.308% due 06/25/2034	161	160
5.481% due 01/25/2034	3,090	3,046
6.000% due 03/25/2032	80	79

GSRPM Mortgage Loan Trust
5.531% due 11/25/2031	1,252	1,250

Harborview Mortgage Loan Trust
3.942% due 06/19/2034	10,000	9,905
4.908% due 05/19/2033	4,482	4,486
5.261% due 04/19/2038	2,877	2,806
5.692% due 02/19/2046	3,006	2,926
5.692% due 01/19/2038 (e)	42,412	41,433
5.702% due 02/19/2046	158	153

Impac CMB Trust
6.405% due 10/25/2033	2,312	2,297

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	1,230	1,224
5.231% due 01/25/2037	1,132	1,130
5.351% due 04/25/2046	2,541	2,492
5.521% due 05/25/2034	895	876

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	9,934
5.336% due 05/15/2047	15,000	14,747
5.420% due 01/15/2049	19,000	18,758
5.429% due 12/12/2043	20,000	19,849
5.475% due 04/15/2043	20,000	19,965
5.552% due 05/12/2045	20,000	20,034

JPMorgan Mortgage Trust
4.490% due 06/25/2035	150	146
4.770% due 07/25/2035	4,483	4,455
4.827% due 12/25/2034	786	774
4.852% due 12/25/2034	230	229
4.950% due 11/25/2035	21,381	21,232
4.973% due 08/25/2035	5,785	5,734
5.010% due 07/25/2035	1,820	1,813
5.300% due 07/25/2035	13,118	13,055

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	72	72

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,912	1,911

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	29,396	28,857
4.711% due 07/25/2034	6,859	6,866
4.844% due 01/25/2036	258	254

MASTR Asset Securitization Trust
5.000% due 04/25/2018	6,635	6,611
5.000% due 05/25/2018	1,316	1,311
5.250% due 09/25/2033	438	434
5.500% due 09/25/2033	2,282	2,223
5.750% due 05/25/2036	10,491	10,531

Mellon Residential Funding Corp.
5.787% due 12/15/2030	352	349
5.851% due 06/15/2030	777	767
6.182% due 08/15/2032	734	729

Merrill Lynch Commercial Mortgage Trust
5.172% due 12/12/2049	20,000	19,481
5.414% due 07/12/2046	28,500	28,286

Merrill Lynch Floating Trust
5.822% due 06/15/2022	1,695	1,686

Merrill Lynch Mortgage Investors, Inc.
4.874% due 06/25/2035	3,430	3,414
5.241% due 08/25/2036	213	213
6.424% due 09/25/2033	117	119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	$20,000	$19,815

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	5,217	5,080
5.681% due 03/25/2030	344	343
5.841% due 03/25/2028	2,753	2,685

Morgan Stanley Capital I
5.332% due 12/15/2043	20,000	19,706
5.374% due 11/14/2042	14,000	13,843
5.720% due 12/18/2032	16,801	16,974
5.812% due 10/15/2020	4,204	4,186

Morgan Stanley Mortgage Loan Trust
4.379% due 07/25/2034	4,278	4,240
4.750% due 08/25/2034	824	821

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	197	196

Prime Mortgage Trust
5.531% due 02/25/2019	18	18
5.531% due 02/25/2034	42	42

RAAC Series 2005-SP1
5.250% due 09/25/2034	2,750	2,745

Residential Accredit Loans, Inc.
5.411% due 12/25/2045	4,422	4,324
5.431% due 08/25/2035	1,255	1,223
5.561% due 02/25/2033	1,277	1,279

Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,751	2,827

Residential Asset Securitization Trust
3.750% due 10/25/2018	89	85
5.631% due 03/25/2033	1,049	1,043

Residential Funding Mortgage Securities I, Inc.
5.000% due 04/25/2018	194	192
6.500% due 03/25/2032	197	198

Sequoia Mortgage Trust
5.670% due 05/20/2034	1,464	1,458
5.796% due 12/20/2034	638	633
5.876% due 10/20/2027	600	599
5.896% due 10/20/2027	662	661
5.946% due 12/20/2032	727	727

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 03/25/2034	976	964
4.914% due 07/25/2034	584	580
5.351% due 05/25/2037 (e)	23,709	22,858
5.371% due 03/25/2035	729	724
5.431% due 09/25/2034	546	545

Structured Asset Mortgage Investments, Inc.
5.231% due 09/25/2047	5,246	5,213
5.261% due 03/25/2037	625	623
5.301% due 03/25/2037	8,349	8,321
5.321% due 03/25/2037	6,832	6,471
5.351% due 05/25/2036	9,711	9,500
5.361% due 02/25/2036	2,512	2,437
5.441% due 12/25/2035	1,102	1,080
5.832% due 09/19/2032	1,241	1,240
5.842% due 05/19/2035	59	59
5.852% due 03/19/2034	1,098	1,096
5.922% due 02/19/2033	1,329	1,323
7.121% due 02/19/2035	2,242	2,242

Structured Asset Securities Corp.
4.753% due 11/25/2033	416	413
5.322% due 10/25/2035	1,352	1,339
5.385% due 03/25/2033	3,153	3,119
6.150% due 07/25/2032	2	2
6.846% due 05/25/2032	133	132

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	1,598	1,596

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	$18,789	$18,581
5.241% due 03/25/2046	1,786	1,780
5.241% due 11/25/2046	2,857	2,823
5.251% due 10/25/2046	4,235	4,173
5.281% due 11/25/2046	4,296	4,256
5.845% due 06/25/2044	1,049	1,048

Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	25,000	24,860
5.572% due 10/15/2048	25,000	25,076
5.842% due 09/15/2021	8,087	8,057

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	355	355
6.925% due 02/25/2031	51	51
6.940% due 02/25/2033	238	238

Washington Mutual, Inc.
3.695% due 06/25/2033	5,113	5,069
3.927% due 04/25/2033	1,395	1,387
4.043% due 02/25/2034	366	362
4.056% due 10/25/2033	17,000	16,827
4.158% due 02/25/2033	347	347
4.187% due 08/25/2033	3,997	3,954
4.229% due 03/25/2034	3,907	3,884
4.326% due 06/25/2033	2,754	2,714
4.585% due 04/25/2035	100	99
4.636% due 03/25/2035	837	828
4.673% due 04/25/2035	1,500	1,485
4.674% due 05/25/2035	2,200	2,182
4.834% due 10/25/2035	8,254	8,129
4.919% due 08/25/2035	4,789	4,727
5.104% due 12/25/2035	2,285	2,270
5.351% due 08/25/2046	7,879	7,766
5.361% due 04/25/2045	534	524
5.371% due 06/25/2046	5,000	4,958
5.391% due 11/25/2045	2,767	2,724
5.401% due 12/25/2045	6,531	6,440
5.421% due 07/25/2045	7,741	7,535
5.421% due 10/25/2045	9,451	9,245
5.421% due 12/25/2045	79	78
5.441% due 01/25/2045	10,053	9,879
5.451% due 08/25/2045	384	376
5.471% due 01/25/2045	5,334	5,250
5.500% due 06/25/2034	814	813
5.500% due 07/25/2034	518	519
5.521% due 12/25/2045	1,608	1,603
5.671% due 12/25/2027	5,789	5,788
5.777% due 08/25/2046	6,293	6,289
5.793% due 12/25/2046	2,854	2,808
5.922% due 11/25/2034	303	299
5.932% due 11/25/2034	7,936	7,842
5.962% due 10/25/2044	1,876	1,861
6.183% due 11/25/2042	977	981
6.383% due 06/25/2042	1,049	1,033
6.383% due 08/25/2042	85	85
6.483% due 09/25/2046	711	707
6.483% due 11/25/2046	1,525	1,528

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	1,100	1,080
4.051% due 11/25/2034	13,895	13,750
4.103% due 08/25/2034	98	98
4.110% due 06/25/2035	108	107
4.361% due 09/25/2034	724	716
4.498% due 01/25/2035	700	694
4.500% due 08/25/2018	14,268	13,988
4.500% due 11/25/2018	8,730	8,537
4.538% due 02/25/2035	536	530
4.546% due 03/25/2035	3,636	3,603
4.561% due 11/25/2034	500	495
4.561% due 11/25/2034 (e)	31,357	30,957
4.657% due 09/25/2033 (e)	20,830	20,578
4.732% due 07/25/2034	18,970	18,731
4.750% due 10/25/2018	11,380	11,266
4.950% due 03/25/2036	6,350	6,277

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.977% due 10/25/2035	$3,897	$3,881
4.995% due 12/25/2034	1,358	1,346
4.999% due 10/25/2035	359	357
5.000% due 07/25/2019	101	99
5.095% due 03/25/2036	10,720	10,599
5.240% due 04/25/2036	290	289
6.000% due 09/25/2036	889	899

Total Mortgage-Backed Securities (Cost $1,604,782)		1,597,801

ASSET-BACKED SECURITIES 18.1%
Aurum CLO 2002-1 Ltd.
5.790% due 04/15/2014	7,700	7,656

Bear Stearns Asset-Backed Securities, Inc.
5.291% due 10/25/2036	8,905	8,853
5.331% due 06/25/2036	2	2
5.492% due 10/25/2036	5,572	5,526
5.791% due 10/25/2036	8,255	8,285
6.250% due 12/25/2036	10,310	10,408
6.250% due 02/25/2037	19,289	19,477
6.381% due 08/25/2037	5,000	5,005
6.502% due 10/25/2037	2,394	2,386

Bear Stearns Cos., Inc.
5.931% due 12/25/2036	21,100	21,011

Bear Stearns Second Lien Trust
5.351% due 12/25/2036	18,094	18,117
7.631% due 12/25/2036	2,450	788

Countrywide Asset-Backed Certificates
5.391% due 05/25/2036	11,339	11,140

Credit-Based Asset Servicing & Securitization LLC
5.281% due 10/25/2036	34	34

First Franklin Mortgage Loan Asset-Backed Certificates
5.201% due 03/25/2036	107	106
5.221% due 07/25/2036 (e)	24,261	23,811
5.241% due 04/25/2036	1,800	1,774

Home Equity Asset Trust
5.731% due 11/25/2032	8	8

Home Equity Mortgage Trust
5.321% due 04/25/2035	1,472	1,307

HSI Asset Securitization Corp. Trust
5.241% due 12/25/2036	9,000	8,800

Indymac Residential Asset-Backed Trust
5.231% due 03/25/2036	62	62
5.261% due 04/25/2037	4,897	4,867
5.651% due 10/25/2035	1,600	1,434

Irwin Home Equity Corp.
5.671% due 07/25/2032	471	463

Ischus CDO Ltd.
5.642% due 09/10/2013	873	876

JPMorgan Mortgage Acquisition Corp.
5.191% due 05/25/2037	1,831	1,815
5.201% due 03/25/2036	945	942
5.201% due 11/25/2036	1,149	1,143
5.201% due 01/25/2037 (e)	28,610	28,298
5.211% due 03/25/2037	2,523	2,503
5.221% due 10/25/2036	1,383	1,373
5.231% due 07/25/2036 (e)	21,000	20,792
5.241% due 08/25/2036	1,277	1,275
5.341% due 06/25/2035	480	479

Lehman XS Trust
5.201% due 05/25/2046	752	750
5.211% due 07/25/2046	823	820
5.221% due 05/25/2046	1,298	1,293
5.281% due 04/25/2037 (e)	24,476	24,370
5.390% due 11/25/2035 (e)	24,918	24,729

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.411% due 10/25/2034	$409	$398
5.685% due 08/25/2035	853	847
6.205% due 03/25/2032	95	92

Madison Avenue Manufactured Housing Contract
6.581% due 03/25/2032	15,397	15,208

MASTR Asset-Backed Securities Trust
5.181% due 01/25/2037	16,868	16,753
5.201% due 12/25/2035	636	635
5.211% due 05/25/2037	20,602	20,374

Merrill Lynch First Franklin Mortgage Loan Trust
5.899% due 10/25/2037 (a)	20,800	20,800

Merrill Lynch Mortgage Investors, Inc.
5.211% due 09/25/2037	4,980	4,957
5.311% due 09/25/2036	2,016	1,985

Morgan Stanley ABS Capital I
5.201% due 02/25/2036	590	589

Morgan Stanley Home Equity Loans
5.231% due 09/25/2035	825	823

Morgan Stanley IXIS Real Estate Capital Trust
5.241% due 11/25/2036	15,000	14,712

Morgan Stanley Mortgage Loan Trust
5.201% due 01/25/2047	14,502	14,463

Nationstar Home Equity Loan Trust
5.251% due 04/25/2037	10,338	10,272

Nationstar NIM Trust
8.000% due 06/25/2037	666	619

Nelnet Student Loan Trust
5.450% due 07/25/2016	619	620

New Century Home Equity Loan Trust
5.201% due 08/25/2036	418	417
5.301% due 12/25/2035	15,000	14,906
5.311% due 06/25/2035	566	565
5.311% due 05/25/2036	2,000	1,971
5.391% due 06/25/2035	1,988	1,933

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	141	141

Option One Mortgage Loan Trust
5.201% due 01/25/2036	1,185	1,181

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	46	46
5.571% due 08/25/2033	526	508
5.631% due 12/25/2033	1,860	1,809
6.231% due 09/25/2037	16,500	16,492

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	959	956
5.201% due 02/25/2037	6,486	6,445
5.211% due 07/25/2036	4,804	4,787
5.211% due 10/25/2036	2,558	2,539
5.251% due 05/25/2037	22,646	22,460

Residential Asset Securities Corp.
5.201% due 02/25/2036	438	437
5.201% due 04/25/2036	881	879
5.201% due 07/25/2036	9,515	9,486
5.201% due 11/25/2036	3,187	3,167
5.201% due 02/25/2037	5,192	5,157
5.211% due 02/25/2036	1,210	1,206
5.211% due 10/25/2036	846	840
5.221% due 01/25/2036	179	179
5.241% due 07/25/2036	1,900	1,876
5.241% due 04/25/2037	6,433	6,388
5.261% due 03/25/2036	1,250	1,239
5.271% due 12/25/2035 (e)	35,150	34,940

SACO I, Inc.
5.511% due 11/25/2035	2,423	2,346
5.731% due 04/25/2035	793	793

See Accompanying Notes	Semiannual Report	September 30, 2007	93

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032	$429	$426

Saxon Asset Securities Trust
5.401% due 01/25/2032	89	88

SBI HELOC Trust
5.301% due 08/25/2036	442	419

Securitized Asset-Backed Receivables LLC Trust
5.211% due 11/25/2036	18,851	18,670

SLM Student Loan Trust
5.330% due 04/25/2012	457	457
5.360% due 01/25/2018	302	302
5.400% due 10/25/2016	21,000	21,005

Soundview Home Equity Loan Trust
5.191% due 11/25/2036	3,647	3,628
5.211% due 01/25/2037	5,877	5,837
5.211% due 06/25/2037	7,168	7,116
5.231% due 10/25/2036	1,516	1,509
5.241% due 01/25/2037	10,000	9,796
5.251% due 01/25/2037	4,346	4,316
5.281% due 06/25/2037 (e)	35,000	34,415
5.361% due 06/25/2035	147	147

Specialty Underwriting & Residential Finance
5.231% due 11/25/2037	13,000	12,743
5.471% due 01/25/2034	50	48

Structured Asset Investment Loan Trust
5.241% due 11/25/2035	2,266	2,264

Structured Asset Securities Corp.
5.181% due 09/25/2036	1,683	1,668
5.211% due 01/25/2037	957	945
5.271% due 06/25/2035	784	784

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.331% due 11/25/2035	$6,571	$6,515
5.421% due 01/25/2033	801	774

TABS Ltd.
7.206% due 02/12/2047	2,950	355

Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	965

Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,241

Washington Mutual Asset-Backed Certificates
5.241% due 01/25/2037	14,656	14,327

Wells Fargo Home Equity Trust
5.201% due 07/25/2036	2,503	2,493
5.231% due 07/25/2036	11,075	10,946
5.231% due 03/25/2037	2,631	2,614
5.371% due 10/25/2035	3,437	3,424
5.381% due 12/25/2035	3,000	2,897

WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	265	264

Total Asset-Backed Securities (Cost $724,124)		720,412

SHORT-TERM INSTRUMENTS 1.8%

COMMERCIAL PAPER 0.9%
Freddie Mac
4.000% due 10/01/2007	22,900	22,900
4.057% due 10/01/2007	13,600	13,600

		36,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.5%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	$20,964	$20,964

(Dated 09/28/2007. Collateralized by Fannie Mae 5.100% - 5.400% due 02/01/2008 - 09/10/2009 valued at $1,484; Federal Home Loan Bank 3.750% - 5.625% due 02/12/2008 - 05/21/2012 valued at $19,312; and Freddie Mac 5.450% due 09/02/2011 valued at $592. Repurchase proceeds are $20,972.)

U.S. TREASURY BILLS 0.4%
3.807% due 11/29/2007 - 12/13/2007 (b)(c)(f)	15,045	14,904

Total Short-Term Instruments (Cost $72,401)		72,368

PURCHASED OPTIONS (h) 0.1%
(Cost $1,643)		3,491

Total Investments (d) 116.2% (Cost $4,629,208)		$4,616,456

Written Options (i) (0.1%) (Premiums $1,594)		(2,574)

Other Assets and Liabilities (Net) (16.1%)		(641,340)

Net Assets 100.0%		$3,972,542

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $7,172 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(d)	As of September 30, 2007, portfolio securities with an aggregate value of $141,569 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $317,126 at a weighted average interest rate of 5.32%. On September 30, 2007, securities valued at $566,643 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $2,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	542	$408
U.S. Treasury 5-Year Note December Futures	Short	12/2007	351	(93)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	937	(249)

				$66

(g)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%	)	03/20/2012	$3,000	$6
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%	)	03/20/2012	3,000	17
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%	)	03/20/2016	3,000	5
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%	)	05/03/2046	1,000	591
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%	)	01/09/2047	2,000	1,704
Barclays Bank PLC	iStar Financial, Inc. floating rate based on 3-Month USD-LIBOR plus 0.390% due 03/03/2008	Buy	(0.100%	)	03/20/2008	5,000	46

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.580%	)	09/20/2011	$4,000	$(45)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	5,000	(49)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Sell	0.153%		12/20/2016	75,000	(1,466)
Barclays Bank PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	5,000	(17)
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%	)	04/25/2036	5,000	1,512
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	2,000	1
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	3,000	(20)
Bear Stearns & Co., Inc.	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.560%	)	12/20/2013	6,000	447
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	5,000	7
Bear Stearns & Co., Inc.	Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%	)	06/20/2015	2,500	(15)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	3,000	(31)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	57
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	9
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%	)	12/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%	)	07/20/2018	2,500	356
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	55
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	3,100	42
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%	)	10/20/2020	500	99
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	4,000	(7)
Credit Suisse First Boston	Dayton Power & Light, Inc. 6.875% due 09/01/2011	Buy	(0.330%	)	09/20/2011	2,600	(6)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	2,000	3
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	15,000	3
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	2,000	30
Deutsche Bank AG	Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%	)	12/20/2013	2,500	2
Deutsche Bank AG	Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%	)	12/20/2016	10,000	163
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Sell	0.157%		12/20/2016	25,000	(486)
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%	)	12/20/2016	3,000	128
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	10,000	(3)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.060%		12/20/2011	25,000	(186)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.153%		12/20/2016	25,000	(485)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	2,000	343
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	10,000	8
HSBC Bank USA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.040%		03/20/2008	20,000	(14)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	10,000	(4)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	20,000	(17)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%		01/20/2009	5,000	0
JPMorgan Chase & Co.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%		01/20/2009	10,000	4
JPMorgan Chase & Co.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%	)	03/20/2011	5,000	(24)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.068%		12/20/2011	75,000	(536)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%	)	12/20/2011	3,000	270
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%	)	12/20/2012	3,000	(50)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%	)	12/05/2051	2,500	2,003
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	20,000	4
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	2,100	(2)
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%	)	03/20/2011	5,000	996
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	2,000	4
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	2,600	3
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012	9,000	(13)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%	)	09/20/2013	5,200	27
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(499)
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%	)	03/08/2040	5,000	2,429
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%	)	03/20/2011	3,348	15
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%	)	06/20/2011	3,200	1
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	5,000	55
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%		12/20/2016	25,000	(510)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	2,200	4
Morgan Stanley	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.140%		12/20/2007	10,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.430%		12/20/2007	10,000	12
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%		12/20/2007	10,000	5
Morgan Stanley	JC Penney Corp., Inc. 7.375% due 08/15/2008	Buy	(0.100%	)	09/20/2008	3,693	2

See Accompanying Notes	Semiannual Report	September 30, 2007	95

Schedule of Investments  Short-Term Portfolio  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%	)	03/20/2013	$4,000	$(47)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	2,500	11
Morgan Stanley	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%	)	09/20/2013	5,000	29
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	3,000	10
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	5,000	(38)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%	)	09/20/2011	4,100	0
Royal Bank of Scotland Group PLC	HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%	)	12/20/2011	6,300	7
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	3,000	7
Royal Bank of Scotland Group PLC	SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%	)	12/20/2011	8,000	570
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	2,500	(52)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	3,000	52
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	5,000	79
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	2,500	115
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%	)	12/20/2011	2,000	9
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%	)	12/13/2046	2,000	1,601
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%	)	01/08/2051	2,000	1,585

							$10,900

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized (Depreciation)
Credit Suisse First Boston	Home Equity Index AA Rating 2006-2	Buy	(0.170%	)	05/25/2046	$15,000	$(244)
Deutsche Bank AG	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	350	(24)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%		05/25/2046	20,000	(5,782)
Merrill Lynch & Co., Inc.	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	300	(20)
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Sell	0.540%		07/25/2045	350	(24)

							$(6,094)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$900	$(39)

(h)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$79,400	$401	$701
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	74,100	411	585
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	79,400	284	701
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	132,200	547	1,504

							$1,643	$3,491

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

(i)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$34,100	$401	$550
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	32,200	393	416
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	34,500	283	556
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	44,100	517	1,052

							$1,594	$2,574

(j)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	10/01/2037	$231,000	$228,426	$226,271
Freddie Mac	6.000%	10/01/2037	79,000	79,500	79,086
U.S. Treasury Notes	4.250%	08/15/2015	193,000	189,496	191,482
U.S. Treasury Notes	4.375%	08/15/2012	120,000	121,151	121,990
U.S. Treasury Notes	4.500%	04/30/2009	50,000	50,387	51,465
U.S. Treasury Notes	4.500%	11/15/2015	186,000	185,985	190,035
U.S. Treasury Notes	4.625%	02/29/2012	46,000	46,815	47,070
U.S. Treasury Notes	4.625%	11/15/2016	9,500	9,727	9,729
U.S. Treasury Notes	4.625%	02/15/2017	127,300	127,506	129,126

				$1,038,993	$1,046,254

(2) Market value includes $8,429 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	September 30, 2007	97

Schedule of Investments  Short-Term Portfolio II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 2.1%
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	$2,200	$2,200

HCA, Inc.
7.448% due 11/16/2013	1,294	1,271

SLM Corp.
6.000% due 06/30/2008	3,000	2,990

Total Bank Loan Obligations (Cost $6,371)		6,461

CORPORATE BONDS & NOTES 36.4%

BANKING & FINANCE 20.9%
American International Group, Inc.
5.400% due 01/29/2010	4,200	4,223

Bank of America N.A.
5.704% due 06/12/2009	900	898

Bank of Ireland
5.696% due 12/18/2009	2,400	2,393

Bear Stearns Cos., Inc.
5.584% due 02/23/2010	2,800	2,738
5.630% due 07/16/2009	1,500	1,488

Citigroup Global Markets Holdings, Inc.
5.794% due 03/17/2009	1,300	1,301

Citigroup, Inc.
5.240% due 12/26/2008	3,500	3,499
5.409% due 05/02/2008	1,000	1,000
5.864% due 06/09/2009	400	400

East Lane Re Ltd.
12.356% due 05/06/2011	300	301

Ford Motor Credit Co.
5.625% due 10/01/2008	2,600	2,541
7.800% due 06/01/2012	150	143

General Electric Capital Corp.
5.360% due 10/24/2008	700	698
5.420% due 10/06/2010	3,000	2,966
5.440% due 05/10/2010	1,800	1,791

Glitnir Banki HF
5.620% due 04/20/2010	1,000	981

GMAC LLC
6.808% due 05/15/2009	1,000	963

Goldman Sachs Group, Inc.
5.300% due 06/23/2009	7,100	7,079

HSBC Finance Corp.
5.500% due 05/21/2008	2,800	2,799
5.784% due 03/12/2010	300	298
5.824% due 09/15/2008	1,000	1,000

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,389

Lehman Brothers Holdings, Inc.
5.420% due 12/23/2010	1,500	1,452

Longpoint Re Ltd.
10.944% due 05/08/2010	500	513

Merrill Lynch & Co., Inc.
5.665% due 08/14/2009	2,200	2,186
6.050% due 08/15/2012	700	718

Metropolitan Life Global Funding I
5.560% due 05/17/2010	2,900	2,878

Morgan Stanley
5.470% due 02/09/2009	1,200	1,193

Mystic Re Ltd.
15.541% due 06/07/2011	300	312

National Australia Bank Ltd.
5.765% due 09/11/2009	2,700	2,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	$1,200	$1,200

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	2,200	2,199

Spinnaker Capital Ltd.
17.194% due 06/15/2008	1,000	1,051

Ventas Realty LP
6.750% due 06/01/2010	600	610
8.750% due 05/01/2009	1,000	1,037

VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	1,100	1,090

Wachovia Bank N.A.
5.250% due 03/23/2009	2,500	2,497
5.494% due 02/23/2009	2,100	2,098

		64,630

INDUSTRIALS 10.1%
Albertson’s, Inc.
6.950% due 08/01/2009	800	812

Amgen, Inc.
5.585% due 11/28/2008	4,400	4,406

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,001

CSC Holdings, Inc.
7.250% due 07/15/2008	1,500	1,507
7.875% due 12/15/2007	300	301

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	2,900	2,882

EchoStar DBS Corp.
5.750% due 10/01/2008	2,000	2,005

El Paso Corp.
6.950% due 12/15/2007	100	101
7.625% due 09/01/2008	100	102

Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,299

Equistar Chemicals LP
8.750% due 02/15/2009	1,000	1,039
10.125% due 09/01/2008	286	297

HJ Heinz Co.
6.428% due 12/01/2008	2,100	2,134

Home Depot, Inc.
5.819% due 12/16/2009	1,300	1,284

Honeywell International, Inc.
5.410% due 07/27/2009	2,800	2,802

JC Penney Corp., Inc.
6.500% due 12/15/2007	2,000	2,003

RH Donnelley, Inc.
10.875% due 12/15/2012	553	590

Service Corp. International
6.500% due 03/15/2008	1,400	1,403

Southern Natural Gas Co.
6.125% due 09/15/2008	1,100	1,107
6.700% due 10/01/2007	1,000	1,000

Sungard Data Systems, Inc.
3.750% due 01/15/2009	800	774

Williams Cos., Inc.
6.375% due 10/01/2010	1,050	1,060

Xerox Corp.
9.750% due 01/15/2009	1,300	1,366

		31,275

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 5.4%
AT&T, Inc.
5.785% due 11/14/2008	$300	$300

BellSouth Corp.
4.240% due 04/26/2021	1,500	1,492
5.658% due 08/15/2008	1,200	1,199

Enel Finance International S.A.
5.700% due 01/15/2013	1,600	1,614

Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,332

Florida Power Corp.
5.975% due 11/14/2008	700	701

Midwest Generation LLC
8.300% due 07/02/2009	1,925	1,959

Ohio Edison Co.
4.000% due 05/01/2008	40	40

PSEG Energy Holdings LLC
8.625% due 02/15/2008	500	505

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,100	1,106

SEMCO Energy, Inc.
7.125% due 05/15/2008	1,400	1,411

Sprint Nextel Corp.
5.598% due 06/28/2010	1,300	1,300

TXU Energy Co. LLC
6.194% due 09/16/2008	600	601

		16,560

Total Corporate Bonds & Notes (Cost $112,718)		112,465

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
5.445% due 07/07/2008	1,000	987

Total Commodity Index-Linked Notes (Cost $1,000)		987

U.S. GOVERNMENT AGENCIES 41.9%
Fannie Mae
4.500% due 09/25/2012	763	760
5.000% due 03/01/2037 - 09/01/2037 (c)	2,494	2,380
5.251% due 03/25/2034 (c)	3,217	3,200
5.481% due 09/25/2042	756	760
5.486% due 11/01/2018	14	14
5.500% due 07/01/2017 - 07/01/2037 (c)	15,641	15,359
5.500% due 07/01/2017 - 10/01/2037	16,819	16,549
5.511% due 01/01/2018	46	46
5.530% due 11/01/2017	11	11
5.533% due 01/01/2018 - 11/01/2018	39	39
5.543% due 02/01/2024 - 06/01/2024	10	10
5.656% due 02/25/2022 - 12/25/2022	27	28
5.730% due 12/01/2017	6	6
5.756% due 08/25/2022	15	15
5.806% due 12/25/2022	12	13
5.856% due 09/25/2022	10	10
5.950% due 02/25/2044	1,568	1,571
6.000% due 11/01/2035 - 04/01/2037 (c)	25,689	25,745
6.000% due 11/01/2035 - 10/01/2037	31,500	31,544
6.006% due 02/25/2023	7	7

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 07/18/2027	$10	$10
6.156% due 08/25/2022	1	1
6.200% due 09/17/2027	15	15
6.208% due 03/01/2044	1,543	1,554
6.306% due 09/25/2023	180	184
6.405% due 10/01/2040	22	22
6.941% due 11/01/2035 (c)	1,403	1,452
7.243% due 09/01/2031 (c)	1,010	1,018
7.250% due 09/01/2031	64	65
7.290% due 01/01/2033	28	28

Federal Home Loan Bank
3.000% due 10/10/2008	3,000	2,954
3.500% due 05/20/2008	540	536
4.000% due 07/10/2013	200	196

Freddie Mac
3.300% due 12/30/2008	4,000	3,942
4.500% due 08/15/2027	93	93
5.171% due 12/25/2036	5,181	5,161
5.353% due 02/01/2036	27	28
5.470% due 06/01/2017	17	17
5.474% due 09/01/2017	17	17
5.500% due 08/15/2030	30	30
5.982% due 02/15/2019 (c)	10,768	10,740
6.125% due 06/01/2018	90	91
6.150% due 01/15/2022	2	2
6.384% due 11/01/2018	38	38
6.400% due 03/15/2020	6	6
6.405% due 07/25/2044	3,196	3,192
6.500% due 03/15/2023	14	14
6.750% due 11/01/2016	69	70
6.825% due 11/01/2028	17	17
7.194% due 12/01/2025	27	27

Ginnie Mae
5.750% due 07/20/2027	26	26
6.375% due 04/20/2030	26	27

Total U.S. Government Agencies (Cost $130,242)		129,640

MORTGAGE-BACKED SECURITIES 19.7%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	490	489

Arkle Master Issuer PLC
5.732% due 11/19/2007	2,700	2,699

Banc of America Funding Corp.
4.614% due 02/20/2036	1,081	1,071
6.144% due 01/20/2047	2,873	2,882

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	1,504	1,489
4.613% due 01/25/2034	864	873
4.779% due 01/25/2034	430	434
5.656% due 11/25/2034	2,753	2,749
5.866% due 11/25/2034	4,014	4,058

Bear Stearns Alt-A Trust
5.507% due 09/25/2035	1,701	1,700

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	271	270

CC Mortgage Funding Corp.
5.381% due 08/25/2035	1,222	1,200

Countrywide Alternative Loan Trust
5.411% due 02/25/2037	2,302	2,236
5.983% due 02/25/2036	1,067	1,036

Countrywide Home Loan Mortgage Pass-Through Trust
5.401% due 05/25/2034	152	152
5.471% due 06/25/2035	3,274	3,207

First Horizon Asset Securities, Inc.
5.371% due 08/25/2035	2,176	2,164

First Republic Mortgage Loan Trust
6.052% due 08/15/2032	1,255	1,252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.898% due 06/06/2020	$25	$25

GSR Mortgage Loan Trust
4.540% due 09/25/2035	1,403	1,390

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	572	575

Harborview Mortgage Loan Trust
5.592% due 01/19/2038	236	235
5.872% due 02/19/2034	1,060	1,051

Indymac Index Mortgage Loan Trust
5.048% due 12/25/2034	1,756	1,746
5.221% due 11/25/2046	1,661	1,652

JPMorgan Mortgage Trust
5.023% due 02/25/2035	5,650	5,477

Mellon Residential Funding Corp.
5.787% due 12/15/2030	2,600	2,576

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	1,347	1,334

Sequoia Mortgage Trust
5.876% due 10/20/2027	662	660

Structured Adjustable Rate Mortgage Loan Trust
5.535% due 08/25/2035	1,700	1,700

Structured Asset Mortgage Investments, Inc.
5.351% due 05/25/2036	979	958
5.411% due 02/25/2036	72	70

Structured Asset Securities Corp.
5.322% due 10/25/2035	1,773	1,757

Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,548	2,539

Washington Mutual, Inc.
5.421% due 10/25/2045	243	238
5.671% due 12/25/2027	3,622	3,622
5.777% due 05/25/2046	367	367
5.793% due 12/25/2046	326	321
6.383% due 06/25/2042	229	225

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	1,404	1,397
4.950% due 01/25/2035	945	925

Total Mortgage-Backed Securities (Cost $60,640)		60,801

ASSET-BACKED SECURITIES 24.0%
ACE Securities Corp.
5.191% due 10/25/2036	1,861	1,847
5.211% due 10/25/2036	1,733	1,725

Amortizing Residential Collateral Trust
5.421% due 07/25/2032	43	41

Argent Securities, Inc.
5.181% due 10/25/2036	1,599	1,587

Asset-Backed Funding Certificates
5.191% due 10/25/2036	1,284	1,277
5.481% due 06/25/2034	1,075	1,051

Asset-Backed Securities Corp. Home Equity
5.406% due 09/25/2034	433	423

Bear Stearns Asset-Backed Securities, Inc.
5.461% due 01/25/2036	110	108

Carrington Mortgage Loan Trust
5.181% due 01/25/2037	2,091	2,076

Chase Funding Mortgage Loan Asset-Backed Certificates
5.771% due 08/25/2032	97	96

Citigroup Mortgage Loan Trust, Inc.
5.181% due 10/25/2036	1,342	1,336
5.181% due 11/25/2036	1,443	1,437
5.241% due 08/25/2036	1,500	1,481

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ContiMortgage Home Equity Trust
6.432% due 03/15/2027	$3	$3

Countrywide Asset-Backed Certificates
5.181% due 05/25/2037	2,161	2,148
5.191% due 03/25/2037	1,674	1,666
5.871% due 05/25/2032	48	47

Credit-Based Asset Servicing & Securitization LLC
5.251% due 07/25/2037	485	483

Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	975	952

First NLC Trust
5.201% due 08/25/2037	2,207	2,197

Fremont Home Loan Trust
5.201% due 02/25/2037	1,204	1,199

GSAMP Trust
5.201% due 09/25/2036	1,333	1,326
5.421% due 03/25/2034	1,368	1,362

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	1,263	1,258

Home Equity Asset Trust
5.591% due 02/25/2033	1	1

HSI Asset Securitization Corp. Trust
5.191% due 05/25/2037	2,598	2,570

Indymac Residential Asset-Backed Trust
5.181% due 11/25/2036	954	951

JPMorgan Mortgage Acquisition Corp.
5.201% due 03/25/2036	718	716
5.201% due 11/25/2036	1,206	1,200
5.211% due 08/25/2036	1,746	1,733

Lehman XS Trust
5.211% due 06/25/2046	1,154	1,152
5.211% due 11/25/2046	1,748	1,713
5.251% due 11/25/2036	1,464	1,463

Long Beach Mortgage Loan Trust
5.191% due 10/25/2036	1,849	1,838

MASTR Asset-Backed Securities Trust
5.191% due 11/25/2036	2,225	2,212

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	1,024	1,018
5.201% due 08/25/2036	1,081	1,078
5.201% due 07/25/2037	1,852	1,838

Morgan Stanley ABS Capital I
5.171% due 10/25/2036	1,696	1,684

New Century Home Equity Loan Trust
5.191% due 05/25/2036	275	275

Quest Trust
5.691% due 06/25/2034	118	117

Renaissance Home Equity Loan Trust
5.491% due 11/25/2034	495	484
5.571% due 08/25/2033	508	491

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	1,103	1,100
5.211% due 10/25/2036	1,818	1,804

Residential Asset Securities Corp.
5.201% due 11/25/2036	1,802	1,788
5.211% due 10/25/2036	1,631	1,620
5.221% due 01/25/2036	121	121

Saxon Asset Securities Trust
5.191% due 11/25/2036	1,439	1,431
5.401% due 01/25/2032	43	42

SBI HELOC Trust
5.301% due 08/25/2036	1,703	1,618

See Accompanying Notes	Semiannual Report	September 30, 2007	99

Schedule of Investments  Short-Term Portfolio II  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.181% due 09/25/2036		$1,209	$1,199
5.191% due 03/25/2036		710	706
5.261% due 05/25/2037		2,490	2,470

SLM Student Loan Trust
5.330% due 10/25/2012		122	122
5.340% due 04/25/2012		770	770
5.352% due 07/25/2013		2,800	2,800
5.360% due 10/25/2016		2,700	2,702
5.360% due 01/25/2018		555	555
5.370% due 01/26/2015		197	197

Soundview Home Equity Loan Trust
5.231% due 10/25/2036		1,095	1,090

Structured Asset Securities Corp.
5.181% due 10/25/2036		529	524
5.261% due 12/25/2035		368	367
5.421% due 01/25/2033		52	50

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034		245	245

Wells Fargo Home Equity Trust
5.371% due 10/25/2035		1,289	1,284

Total Asset-Backed Securities (Cost $74,836)			74,265

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	868

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	100,000	$876

Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		100,000	883

Total Foreign Currency-Denominated Issues (Cost $2,547)			2,627

		SHARES
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,300	1,306

Total Preferred Stocks (Cost $1,334)			1,306

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 0.3%
HSBC Bank USA N.A.
5.426% due 07/28/2008		$1,000	1,001

COMMERCIAL PAPER 2.4%
Cox Communications, Inc.
6.002% due 01/15/2008		500	499

Rabobank USA Financial Corp.
4.900% due 10/01/2007		6,900	6,900

			7,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.7%
State Street Bank and Trust Co.
4.400% due 10/01/2007	$5,269	$5,269

(Dated 09/28/2007. Collateralized by Fannie Mae 5.220% due 05/25/2012 valued at $5,376. Repurchase proceeds are $5,271.)

U.S. TREASURY BILLS 0.6%
3.783% due 12/13/2007 (a)(d)	1,780	1,761

Total Short-Term Instruments (Cost $15,435)		15,430

PURCHASED OPTIONS (f) 0.7%
(Cost $1,223)		2,156

Total Investments (b) 131.3% (Cost $406,346)		$406,138

Written Options (g) (0.3%) (Premiums $647)		(1,077)

Other Assets and Liabilities (Net) (31.0%)		(95,725)

Net Assets 100.0%		$309,336

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of September 30, 2007, portfolio securities with an aggregate value of $12,771 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount borrowing outstanding during the period ended September 30, 2007 was $32,152 at weighted average interest rate of 5.37%. On September 30, 2007, securities valued at $48,781 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $1,761 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	903	$839
Euro-Schatz December Futures	Short	12/2007	217	70
U.S. Treasury 10-Year Note December Futures	Short	12/2007	332	140
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	335	111
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	439	(394)

				$766

(e)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	$1,000	$15
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%		06/20/2012	600	(10)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%		06/20/2012	600	1
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%		06/20/2012	600	0
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	300	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	700	0

100	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	$700	$1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	300	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	3,100	(29)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%		06/20/2012	300	(2)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%	)	06/20/2012	600	(5)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	1,300	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	300	(1)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	400	(1)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	300	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	700	1
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%	)	06/20/2012	600	(1)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%	)	06/20/2012	600	(8)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%	)	06/20/2012	600	(3)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%	)	06/20/2012	600	2
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.300%		12/20/2007	2,500	14
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	3,000	(1)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.850%		09/20/2012	5,600	78
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	3,000	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	700	(1)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	700	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%		12/20/2008	300	(1)
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%		06/20/2012	600	(5)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%		06/20/2012	600	(3)
Merrill Lynch & Co., Inc.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.800%		09/20/2012	2,300	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	700	1
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%		12/20/2007	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	700	(1)

							$68

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,300	$(49)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	900	(4)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	09/19/2009		4,000	(18)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		1,300	(4)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		5,000	(26)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		4,200	(13)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/2010		8,200	(30)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	7,700	7
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,300	(36)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,700	129
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		11,800	14
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		400	(3)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$9,200	(394)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,900	(289)

							$(716)

See Accompanying Notes	Semiannual Report	September 30, 2007	101

Schedule of Investments  Short-Term Portfolio II  (Cont.)

(f)	Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$9,500	$48	$84
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	30,300	87	111
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	8,500	47	67
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	30,000	104	265
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	15,400	76	156
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,500	34	84
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,000	53	133
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	51,600	214	587

							$663	$1,487

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,500	$45	$121
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,500	45	12
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	121
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	46
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$1,000	42	47
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,000	42	46
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	138
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		3,000	126	138

						$560	$669

(g)	Written options outstanding on September 30, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$4,000	$47	$65
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,700	83	77
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,700	45	48
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	209
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	6,700	80	110
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	33	65
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,000	52	93
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	17,200	202	410

							$647	$1,077

(h)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	10/01/2037	$1,500	$1,446	$1,431
U.S. Treasury Notes	4.250%	11/15/2014	8,300	8,234	8,370
U.S. Treasury Notes	4.250%	08/15/2015	3,700	3,633	3,671

				$13,313	$13,472

(2) Market value includes $171 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,495	10/2007	$140	$0	$140
Sell		3,495	10/2007	0	(124)	(124)
Buy		4,218	03/2008	311	0	311
Buy		3,495	07/2008	110	0	110
Buy	CLP	410,566	11/2007	44	0	44
Buy		37,459	03/2008	2	0	2
Buy	CNY	35,208	01/2008	5	0	5
Sell		35,208	01/2008	0	(13)	(13)
Buy		95,401	03/2008	24	(9)	15
Sell		95,401	03/2008	0	(43)	(43)
Sell	GBP	1,473	11/2007	0	(51)	(51)
Buy	IDR	1,243,200	01/2008	3	0	3

102	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	3,163	10/2007	$2	$0	$2
Sell		3,163	10/2007	0	(3)	(3)
Buy		3,180	05/2008	4	0	4
Sell	JPY	401,469	10/2007	0	(178)	(178)
Buy	KRW	3,257,425	11/2007	49	0	49
Sell		1,387,950	11/2007	0	(19)	(19)
Buy		306,363	05/2008	8	0	8
Buy	MXN	42,258	03/2008	31	(15)	16
Buy	NOK	9,150	12/2007	122	0	122
Buy	PLN	10,801	07/2008	150	0	150
Buy	RUB	1,866	11/2007	5	0	5
Buy		199,914	12/2007	266	0	266
Sell		37,898	12/2007	0	(17)	(17)
Buy		4,317	07/2008	2	0	2
Buy	SGD	2,130	10/2007	20	0	20
Buy		124	02/2008	1	0	1
Buy		3,603	05/2008	55	0	55
Sell		2,228	05/2008	0	(23)	(23)
Buy	TWD	1,859	10/2007	0	0	0
Sell		1,859	10/2007	0	(1)	(1)
Buy		1,856	11/2007	1	0	1
Buy	ZAR	3,128	03/2008	9	0	9
Buy		1,020	07/2008	6	0	6

				$1,370	$(496)	$874

See Accompanying Notes	Semiannual Report	September 30, 2007	103

Schedule of Investments  U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 19.0%

BANKING & FINANCE 17.2%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$11,600	$11,608

American Express Bank FSB
5.826% due 06/12/2009	27,600	27,489

American Express Centurion Bank
5.819% due 05/07/2008	11,700	11,682

American Express Credit Corp.
5.858% due 04/06/2009	2,800	2,789

American Honda Finance Corp.
5.350% due 08/05/2008	6,400	6,395
5.784% due 03/09/2009	2,000	2,001

American International Group, Inc.
5.210% due 06/23/2008	28,900	28,910

Bank of America Corp.
5.208% due 09/25/2009	2,000	1,994
5.370% due 11/06/2009	20,000	19,923

Bank of America N.A.
5.505% due 02/27/2009	60,400	60,251
5.646% due 12/18/2008	28,000	27,983

Bank of Ireland
5.608% due 12/19/2008	35,500	35,482
5.696% due 12/18/2009	5,500	5,485

Bank of Scotland PLC
5.995% due 11/22/2012	2,000	2,003

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	5,000	4,956

Caterpillar Financial Services Corp.
5.570% due 05/18/2009	1,300	1,296

CIT Group, Inc.
5.510% due 01/30/2009	8,600	8,298
5.708% due 08/15/2008	2,000	1,970

Citigroup, Inc.
5.864% due 06/09/2009	2,000	2,002

Credit Agricole S.A.
5.505% due 05/28/2009	20,700	20,722

DnB NORBank ASA
5.548% due 02/25/2008	2,000	2,000

Export-Import Bank of Korea
5.711% due 06/01/2009	12,000	12,019

General Electric Capital Corp.
5.360% due 10/24/2008	5,500	5,481
5.390% due 10/26/2009	6,000	5,972
5.460% due 10/21/2010	8,440	8,352
5.628% due 08/15/2011	12,200	12,056

Goldman Sachs Group, Inc.
5.250% due 12/23/2008	24,300	24,229
5.300% due 12/22/2008	14,800	14,759
5.498% due 06/28/2010	11,600	11,566
5.760% due 10/07/2011	2,000	1,976

HBOS Treasury Services PLC
5.400% due 07/17/2009	2,500	2,495
5.460% due 10/01/2007	2,000	2,000
5.752% due 07/17/2008	3,400	3,398

HSBC Finance Corp.
5.420% due 10/21/2009	18,600	18,499
5.500% due 05/21/2008	12,400	12,395
5.784% due 03/12/2010	8,100	8,043

JPMorgan Chase & Co.
5.250% due 06/26/2009	2,500	2,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.179% due 11/24/2008	$4,950	$4,895
5.260% due 12/23/2008	35,000	34,621
5.450% due 10/22/2008	6,470	6,426
5.450% due 01/23/2009	10,000	9,860

Merrill Lynch & Co., Inc.
5.240% due 12/22/2008	16,000	15,950
5.400% due 10/23/2008	22,900	22,839
5.665% due 08/14/2009	5,900	5,862

Metropolitan Life Global Funding I
5.560% due 05/17/2010	18,100	17,962

Morgan Stanley
5.189% due 11/21/2008	12,000	11,944
5.410% due 05/07/2009	15,200	15,084
5.470% due 02/09/2009	27,300	27,145

Pricoa Global Funding I
5.440% due 01/25/2008	10,000	9,998

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	6,900	6,896

Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	10,600	10,594
5.729% due 11/20/2009	13,200	13,155

SLM Corp.
5.570% due 07/25/2008	3,900	3,847
5.762% due 04/14/2008	25,000	24,612

U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,872	9,846

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	8,700	8,706

Wachovia Bank N.A.
5.250% due 03/23/2009	2,000	1,998
5.494% due 02/23/2009	11,200	11,187

Westpac Banking Corp.
5.758% due 06/06/2008	26,100	26,080

World Savings Bank FSB
5.638% due 06/20/2008	2,000	2,002

		732,488

INDUSTRIALS 0.9%
CVS Caremark Corp.
5.921% due 06/01/2010	14,100	14,062

DaimlerChrysler N.A. Holding Corp.
6.053% due 03/13/2009	16,000	15,901

Walt Disney Co.
5.824% due 09/10/2009	8,600	8,573

		38,536

UTILITIES 0.9%
AT&T, Inc.
5.460% due 02/05/2010	22,000	21,935

Dominion Resources, Inc.
5.755% due 11/14/2008	2,700	2,702

Ohio Power Co.
5.540% due 04/05/2010	2,400	2,376

TXU Electric Delivery Co.
6.069% due 09/16/2008	5,000	4,950

TXU Energy Co. LLC
6.194% due 09/16/2008	6,000	6,010

		37,973

Total Corporate Bonds & Notes (Cost $812,298)		808,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$2,875	$2,739

Total Municipal Bonds (Cost $2,875)		2,739

U.S. GOVERNMENT AGENCIES 34.7%
Fannie Mae
3.845% due 10/01/2033	21,395	21,390
4.000% due 04/01/2014 (f)	11,843	11,541
4.500% due 10/25/2015 - 09/25/2020	34,785	34,359
4.673% due 05/25/2035	10,700	10,642
4.745% due 03/01/2035	4,410	4,346
4.929% due 12/01/2035	1,536	1,540
5.000% due 10/25/2013 - 02/25/2017	7,911	7,885
5.000% due 12/01/2013 (f)	5,082	5,077
5.191% due 12/25/2036	4,672	4,632
5.214% due 01/01/2036	8,244	8,285
5.250% due 06/15/2008 - 01/28/2013	7,935	7,957
5.251% due 03/25/2034	2,351	2,338
5.261% due 03/25/2036	4,260	4,243
5.291% due 03/25/2032	934	934
5.312% due 08/01/2036	1,504	1,509
5.351% due 07/25/2032	932	932
5.371% due 06/25/2033	1,765	1,753
5.391% due 06/25/2032	4	4
5.415% due 09/01/2032	7	7
5.471% due 11/25/2032	15	15
5.481% due 05/25/2042	1,067	1,055
5.500% due 09/01/2017 - 10/01/2037	204,429	202,471
5.500% due 10/01/2032 - 04/01/2035 (f)	80,546	79,101
5.532% due 03/01/2018	34	34
5.533% due 11/01/2020	31	32
5.605% due 01/01/2018	113	113
5.606% due 08/25/2021 - 03/25/2022	172	173
5.650% due 11/01/2014	30	30
5.756% due 08/25/2022	44	45
5.780% due 08/01/2014	43	44
5.800% due 02/09/2026	30,000	30,029
5.856% due 04/25/2022	75	76
5.950% due 02/25/2044	9,281	9,299
6.000% due 10/01/2037	145,082	145,286
6.000% due 12/01/2022 - 10/01/2033 (f)	403	406
6.031% due 04/25/2032	1,276	1,310
6.095% due 02/01/2026	15	14
6.205% due 02/01/2041 - 09/01/2044	12,715	12,800
6.206% due 10/01/2044	6,137	6,193
6.208% due 03/01/2044	6,224	6,265
6.210% due 08/06/2038	14,200	16,258
6.311% due 10/01/2032	69	70
6.317% due 09/01/2033	10	10
6.321% due 06/01/2025	21	21
6.405% due 11/01/2030	3	3
6.433% due 12/01/2029	46	47
6.502% due 12/01/2029	100	101
6.549% due 12/01/2029	11	11
6.868% due 06/01/2021	3,015	3,079
6.941% due 11/01/2035	4,210	4,356
6.944% due 11/01/2035	1,782	1,843
7.035% due 12/01/2032	17	17
7.097% due 08/01/2028	14	14
7.115% due 06/01/2032	12	12
7.121% due 05/01/2025	23	23

104	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.203% due 09/01/2031	$153	$155
7.222% due 12/01/2029	15	15
7.235% due 12/01/2022	66	67
7.250% due 05/01/2022	15	15
7.267% due 05/01/2032	41	41
7.275% due 12/01/2031	11	11
7.311% due 09/01/2028	93	94
7.319% due 07/01/2018	772	793
7.328% due 09/01/2026	983	996
7.375% due 09/01/2022	7	7
7.439% due 01/01/2029	48	48
7.598% due 03/01/2026	25	25
7.722% due 10/01/2025	41	41

Farmer Mac
7.282% due 07/25/2011	2,200	2,225

Federal Farm Credit Bank
5.100% due 10/15/2012	2,000	1,998

Federal Home Loan Bank
4.000% due 05/07/2009 - 03/18/2011	42,110	41,782
4.070% due 07/16/2014	1,000	953
4.125% due 11/17/2008	44,600	44,392
4.280% due 05/18/2009	46,660	46,481
5.120% due 01/10/2013	5,000	4,992
5.125% due 08/15/2019	98,000	98,230

Freddie Mac
0.000% due 12/11/2025	9,084	3,466
3.000% due 05/15/2022	2,300	2,280
3.500% due 01/15/2022 - 05/15/2022	1,199	1,192
4.000% due 04/06/2010 - 10/15/2023	22,443	22,299
4.250% due 04/15/2023 - 02/15/2025	12,660	12,568
4.375% due 11/16/2007	10,000	9,992
4.500% due 02/15/2015 - 09/15/2035	48,460	46,565
4.657% due 02/01/2035	7,967	7,812
4.705% due 06/01/2035	25,538	25,274
5.000% due 03/18/2014 - 01/15/2034	153,489	152,279
5.055% due 03/01/2035	712	707
5.371% due 07/25/2031	975	975
5.417% due 02/01/2025	20	21
5.500% due 08/15/2030 - 06/15/2034	10,342	10,176
5.557% due 08/01/2019	54	55
5.625% due 11/23/2035	74,000	72,901
5.770% due 02/01/2018	61	61
6.102% due 12/15/2030 - 06/15/2031	4,235	4,229
6.152% due 11/15/2016 - 03/15/2017	7,382	7,413
6.205% due 10/25/2044 - 02/25/2045	11,754	11,745
6.252% due 06/15/2030 - 12/15/2032	1,520	1,533
6.302% due 06/15/2031	430	434
6.405% due 07/25/2044	5,801	5,793
6.450% due 02/15/2027	33	33
6.500% due 10/25/2043	2,204	2,275
6.646% due 08/01/2020	54	54
6.695% due 02/01/2032	33	34
7.000% due 12/01/2031 (f)	104	108
7.027% due 12/01/2031	13	13
7.083% due 05/01/2032	20	21
7.095% due 02/01/2024	62	62
7.104% due 02/01/2032	15	15
7.125% due 04/01/2032	21	21
7.154% due 04/01/2027	31	32
7.171% due 07/01/2020	247	250
7.231% due 08/01/2031	7	7
7.245% due 03/01/2025	2	3
7.248% due 10/01/2031	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.250% due 12/01/2031	$63	$64
7.326% due 01/01/2032	80	80
7.401% due 07/01/2029	36	37

Ginnie Mae
5.000% due 05/20/2034	24,995	21,993
5.750% due 07/20/2025 - 08/20/2026	1,275	1,287
6.125% due 10/20/2023 - 10/20/2024	177	179
6.250% due 02/20/2030	2,186	2,208
6.375% due 04/20/2023 - 04/20/2032	2,377	2,400
6.500% due 04/15/2029 - 06/15/2029 (f)	159	164
8.500% due 03/20/2025	95	101

Housing Urban Development
4.930% due 08/01/2014	4,000	4,014

Private Export Funding Corp.
5.000% due 12/15/2016	42,300	42,416

Small Business Administration
4.500% due 03/01/2023	1,117	1,082
4.760% due 09/01/2025	32,115	31,183
4.770% due 04/01/2024	9,247	9,067
4.875% due 09/10/2013	2,018	2,009
4.930% due 01/01/2024	7,352	7,277
5.136% due 08/10/2013	15,889	15,921
5.240% due 08/01/2023	4,545	4,567
5.875% due 05/25/2021 - 01/25/2022	1,198	1,207
6.000% due 03/25/2025 - 07/25/2025	1,414	1,430
6.100% due 01/25/2019 - 11/25/2024	1,269	1,280
7.060% due 11/01/2019	1,625	1,691
7.220% due 11/01/2020	1,483	1,558
7.449% due 08/01/2010	162	165
8.017% due 02/10/2010	1,121	1,165

Tennessee Valley Authority
5.375% due 04/01/2056	22,600	22,530

Total U.S. Government Agencies (Cost $1,471,708)		1,473,173

U.S. TREASURY OBLIGATIONS 28.6%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,784	1,704
2.375% due 01/15/2025	11,935	12,044

U.S. Treasury Bonds
4.500% due 02/15/2036	1,700	1,612

U.S. Treasury Notes
4.500% due 03/31/2009	372,000	374,994
4.500% due 04/30/2012	200,000	202,516
4.500% due 05/15/2017	143,000	142,240
4.625% due 02/15/2017	143,000	143,704
4.750% due 12/31/2008	320,000	322,975
4.875% due 06/30/2012	12,700	13,059

Total U.S. Treasury Obligations (Cost $1,212,954)		1,214,848

MORTGAGE-BACKED SECURITIES 28.4%
American Home Mortgage Investment Trust
5.281% due 09/25/2035	768	765

Arkle Master Issuer PLC
5.732% due 11/19/2007	12,100	12,098

Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	3,468	3,467

Banc of America Funding Corp.
4.614% due 02/20/2036	44,638	44,232
5.191% due 01/25/2037	2,224	2,205

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	$1,376	$1,389

Bear Stearns Adjustable Rate Mortgage Trust
4.613% due 01/25/2034	1,420	1,436
4.625% due 10/25/2035	16,146	15,851
4.750% due 10/25/2035	22,043	21,832
5.035% due 04/25/2033	1,058	1,053
5.292% due 04/25/2033	110	110
5.302% due 02/25/2033	399	406
5.393% due 04/25/2033	1,340	1,334
5.866% due 11/25/2034	7,848	7,932

Bear Stearns Alt-A Trust
5.291% due 02/25/2034	7,542	7,475
5.507% due 09/25/2035	19,537	19,517
5.819% due 11/25/2036	92,512	92,666

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	4,992	5,013

Bear Stearns Mortgage Funding Trust
5.201% due 02/25/2037	13,361	13,310

CBA Commercial Small Balance Commercial Mortgage
5.411% due 12/25/2036	5,577	5,473

CC Mortgage Funding Corp.
5.261% due 05/25/2048	9,302	9,078
5.381% due 08/25/2035	2,955	2,903

Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	2,123	2,118

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	31,491	30,968
4.900% due 10/25/2035	63,016	62,618
4.900% due 12/25/2035	5,186	5,167

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,160	5,192

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,114	2,096
5.291% due 02/25/2047	1,924	1,883
5.311% due 05/25/2047	11,005	10,649
5.331% due 05/25/2036	1,174	1,151
5.341% due 05/25/2035	2,648	2,632
5.411% due 12/25/2035	991	982
5.500% due 03/25/2036	11,099	11,102
5.576% due 09/20/2046	5,135	5,117
5.676% due 02/20/2047	14,782	14,426
5.706% due 03/20/2046	11,505	11,258
5.983% due 02/25/2036	1,227	1,192

Countrywide Home Loan Mortgage Pass-Through Trust
4.713% due 08/25/2034	6,645	6,649
5.361% due 05/25/2035	4,387	4,271
5.401% due 05/25/2034	79	79
5.421% due 04/25/2035	1,060	1,059
5.461% due 02/25/2035	3,120	3,096
5.471% due 02/25/2035	1,891	1,859
5.471% due 06/25/2035	417	408
5.852% due 09/20/2036	19,011	19,249
6.168% due 04/25/2035	1,524	1,543

CS First Boston Mortgage Securities Corp.
5.640% due 05/25/2032	113	113
5.681% due 04/25/2033	54	54
6.300% due 11/15/2030	486	490
7.317% due 06/25/2032	77	77

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.201% due 01/25/2047	3,076	3,071
5.211% due 02/25/2037	4,003	3,998

Downey Savings & Loan Association Mortgage Loan Trust
5.762% due 08/19/2045	2,372	2,317

First Republic Mortgage Loan Trust
5.451% due 06/25/2030	1,475	1,440
6.002% due 11/15/2030	880	878

See Accompanying Notes	Semiannual Report	September 30, 2007	105

Schedule of Investments  U.S. Government Sector Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	$410	$432

Greenpoint Mortgage Funding Trust
5.211% due 10/25/2046	14,489	14,395
5.211% due 01/25/2047	12,059	11,784
5.351% due 06/25/2045	2,402	2,357

GS Mortgage Securities Corp. II
5.888% due 03/06/2020	11,815	11,710
5.898% due 06/06/2020	42	42
6.620% due 10/18/2030	3,780	3,800

GSR Mortgage Loan Trust
4.551% due 09/25/2035	569	567
5.460% due 04/25/2036	14,635	14,577

GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	458	460

Harborview Mortgage Loan Trust
5.261% due 04/19/2038	4,881	4,759
5.592% due 01/19/2038	6,010	5,983
5.722% due 05/19/2035	5,642	5,528
5.742% due 03/19/2037	11,267	11,079
5.872% due 02/19/2034	2,140	2,122

Impac CMB Trust
6.305% due 07/25/2033	285	283

Impac Secured Assets CMN Owner Trust
5.211% due 01/25/2037	7,533	7,525

Indymac Index Mortgage Loan Trust
5.221% due 11/25/2046	7,136	7,098
5.231% due 01/25/2037	1,559	1,558
5.451% due 02/25/2035	12,525	12,106

JPMorgan Mortgage Trust
4.770% due 07/25/2035	51,109	50,574
5.010% due 07/25/2035	6,371	6,344
5.351% due 02/25/2036	14,607	14,595

LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,163

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	4,206	4,204

MASTR Adjustable Rate Mortgages Trust
5.191% due 05/25/2034	757	755
5.241% due 05/25/2047	1,096	1,093

MASTR Asset Securitization Trust
4.500% due 03/25/2018	2,976	2,929
5.500% due 09/25/2033	1,333	1,299

Mellon Residential Funding Corp.
5.787% due 12/15/2030	4,050	4,013
6.102% due 11/15/2031	3,756	3,744

Merrill Lynch Floating Trust
5.822% due 06/15/2022	5,424	5,394

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	778	773

Morgan Stanley Capital I
4.490% due 01/13/2041	350	344
5.812% due 10/15/2020	21,587	21,492

New Century Alternative Mortgage Loan Trust
5.191% due 07/25/2036	13,069	13,053

Prime Mortgage Trust
5.000% due 02/25/2019	5,461	5,360

RAAC Series 2005-SP1
5.000% due 09/25/2034	1,215	1,200

Residential Accredit Loans, Inc.
5.231% due 09/25/2046	4,933	4,884
5.431% due 08/25/2035	3,813	3,716
5.531% due 01/25/2033	2,586	2,574
5.531% due 03/25/2033	6,528	6,489
6.343% due 09/25/2045	1,496	1,481

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	$1,793	$1,877

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	365	367

Sequoia Mortgage Trust
5.846% due 07/20/2033	5,211	5,162
5.852% due 10/19/2026	3,477	3,443
5.966% due 07/20/2033	3,665	3,665

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	1,314	1,318

Structured Asset Mortgage Investments, Inc.
5.201% due 08/25/2036	3,693	3,678
5.231% due 09/25/2047	2,588	2,572
5.321% due 06/25/2036	1,218	1,192
5.351% due 05/25/2036	45,227	44,241
5.792% due 07/19/2034	851	848
5.852% due 03/19/2034	1,503	1,499

Structured Asset Securities Corp.
5.181% due 05/25/2036	4,738	4,699
5.191% due 04/25/2036	1,051	1,048
5.322% due 10/25/2035	5,609	5,558

TBW Mortgage-Backed Pass-Through Certificates
5.231% due 09/25/2036	1,515	1,513
5.241% due 01/25/2037	8,334	8,306

Thornburg Mortgage Securities Trust
5.231% due 03/25/2037	20,668	20,439
5.241% due 03/25/2046	1,786	1,780
5.241% due 11/25/2046	17,907	17,694
5.251% due 10/25/2046	20,055	19,764

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	516	518
5.842% due 09/15/2021	33,631	33,509

Washington Mutual MSC Mortgage Pass-Through Certificates
5.390% due 02/25/2033	222	222
6.940% due 02/25/2033	10	10
7.225% due 05/25/2033	133	135

Washington Mutual, Inc.
4.056% due 10/25/2033	6,300	6,236
4.229% due 03/25/2034	967	961
5.321% due 04/25/2045	289	289
5.361% due 04/25/2045	6,755	6,626
5.391% due 11/25/2045	4,327	4,260
5.401% due 12/25/2045	2,719	2,681
5.421% due 10/25/2045	5,409	5,291
5.527% due 02/27/2034	1,705	1,697
5.671% due 12/25/2027	10,974	10,973
5.713% due 01/25/2047	3,354	3,316
5.777% due 05/25/2046	1,782	1,783
5.777% due 07/25/2046	15,634	15,617
5.777% due 08/25/2046	40,245	40,218
5.777% due 10/25/2046	3,684	3,661
5.777% due 12/25/2046	3,780	3,787
5.793% due 12/25/2046	6,524	6,419
5.963% due 06/25/2046	9,242	9,056
5.983% due 02/25/2046	7,129	6,924
6.183% due 11/25/2042	2,383	2,392
6.201% due 05/25/2041	1,015	1,014
6.383% due 06/25/2042	2,150	2,117
6.483% due 09/25/2046	7,154	7,110
6.483% due 11/25/2046	2,781	2,786

Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	4,662	4,578
4.318% due 07/25/2035	12,100	11,972
4.490% due 11/25/2033	705	680
4.500% due 11/25/2018	9,449	9,240
4.950% due 03/25/2036	84,234	83,271

Total Mortgage-Backed Securities (Cost $1,212,633)		1,207,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 31.1%
Aames Mortgage Investment Trust
5.191% due 04/25/2036	$818	$817

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	5,436	5,403
5.291% due 09/25/2035	45	45

ACE Securities Corp.
5.181% due 07/25/2036	2,154	2,144
5.181% due 08/25/2036	2,724	2,699
5.181% due 12/25/2036	4,161	4,133
5.191% due 04/25/2036	252	251
5.201% due 12/25/2035	1,196	1,194
5.211% due 02/25/2036	1,027	1,024
5.211% due 10/25/2036	4,043	4,025
5.281% due 12/25/2035	5,700	5,638

American Express Credit Account Master Trust
5.742% due 08/15/2011	1,800	1,796
5.752% due 01/18/2011	8,000	7,991
5.752% due 03/15/2011	1,500	1,497
5.862% due 09/15/2010	10,300	10,305
5.862% due 11/15/2010	2,855	2,856
5.932% due 11/15/2010	3,000	3,002

AmeriCredit Prime Automobile Receivable Trust
5.322% due 06/09/2008	3,749	3,750

Argent Securities, Inc.
5.171% due 06/25/2036	879	878
5.181% due 09/25/2036	3,667	3,649
5.181% due 10/25/2036	9,060	8,992
5.191% due 05/25/2036	837	836
5.201% due 04/25/2036	1,181	1,180
5.211% due 03/25/2036	1,529	1,527

Asset-Backed Funding Certificates
5.191% due 10/25/2036	3,520	3,500
5.191% due 11/25/2036	11,834	11,768
5.191% due 01/25/2037	7,302	7,263
5.481% due 06/25/2034	8,464	8,273

Asset-Backed Securities Corp. Home Equity
5.181% due 11/25/2036	6,429	6,395
5.181% due 12/25/2036	1,151	1,143
5.191% due 03/25/2036	648	647
5.211% due 05/25/2037	1,792	1,777
6.272% due 06/15/2031	486	468
6.292% due 11/15/2031	57	56

Bank One Issuance Trust
5.862% due 12/15/2010	3,700	3,701

Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	951	949

Bear Stearns Asset-Backed Securities, Inc.
5.171% due 02/25/2037	7,815	7,775
5.181% due 11/25/2036	6,696	6,646
5.191% due 05/25/2036	2,524	2,512
5.201% due 12/25/2036	1,987	1,971
5.211% due 12/25/2035	220	220
5.211% due 10/25/2036	3,553	3,536
5.241% due 11/25/2036	11,129	11,045
5.401% due 09/25/2035	401	400
5.461% due 10/25/2032	206	202
5.631% due 11/25/2042	6,158	6,001

Carrington Mortgage Loan Trust
5.171% due 05/25/2036	2,713	2,703
5.181% due 08/25/2036	1,151	1,147
5.181% due 10/25/2036	6,248	6,214
5.181% due 12/25/2036	3,473	3,451
5.181% due 01/25/2037	17,423	17,298
5.196% due 07/25/2036	2,654	2,647
5.291% due 01/25/2036	6,000	5,940
5.825% due 10/25/2035	4,197	4,131

106	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Centex Home Equity
5.181% due 06/25/2036	$3,982	$3,977

Chase Credit Card Master Trust
5.862% due 10/15/2010	4,000	4,001
5.862% due 02/15/2011	12,475	12,470

Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	1,282	1,266

Chase Issuance Trust
5.762% due 12/15/2010	6,237	6,236
5.772% due 07/15/2010	1,875	1,876

CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	632	618

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	9,002	8,883
5.460% due 01/15/2010	4,000	4,001
5.530% due 02/07/2010	9,000	9,005

Citigroup Mortgage Loan Trust, Inc.
5.171% due 12/25/2036	5,352	5,311
5.181% due 10/25/2036	14,417	14,349
5.181% due 11/25/2036	3,795	3,778
5.191% due 01/25/2037	3,426	3,407
5.191% due 05/25/2037	10,144	10,035
5.201% due 08/25/2036	2,330	2,325
5.211% due 12/25/2035	1,401	1,399
5.231% due 10/25/2036	6,400	6,288
5.241% due 08/25/2036	3,200	3,159
5.241% due 03/25/2037	2,714	2,693
5.545% due 08/25/2036	3,696	3,680

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,719	1,427

Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	12,354	12,296
5.181% due 01/25/2037	7,902	7,876
5.181% due 03/25/2037	12,769	12,709
5.181% due 05/25/2037	38,317	38,073
5.181% due 07/25/2037	7,981	7,931
5.181% due 12/25/2046	4,750	4,729
5.181% due 03/25/2047	5,657	5,627
5.191% due 03/25/2037	2,949	2,935
5.191% due 09/25/2046	5,436	5,415
5.201% due 06/25/2036	1,196	1,194
5.201% due 07/25/2036	741	739
5.201% due 08/25/2036	662	661
5.201% due 06/25/2037	5,389	5,346
5.211% due 06/25/2037	8,723	8,655
5.211% due 10/25/2037	2,892	2,871
5.231% due 09/25/2037	2,667	2,649
5.231% due 09/25/2047	4,036	4,008
5.241% due 10/25/2046	7,816	7,780
5.261% due 07/25/2036	475	475
5.291% due 02/25/2036	1,850	1,840
5.311% due 09/25/2036	5,500	5,424
5.321% due 06/25/2036	4,000	3,954
5.611% due 12/25/2031	281	277

Credit-Based Asset Servicing & Securitization LLC
5.191% due 11/25/2036	4,076	4,051
5.201% due 01/25/2037	5,545	5,510
5.221% due 12/25/2037	4,344	4,319

CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	183	179

CSAB Mortgage-Backed Trust
5.231% due 06/25/2036	3,767	3,760

First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 05/25/2036	317	315
5.161% due 07/25/2036	3,078	3,064
5.171% due 09/25/2036	8,584	8,494
5.171% due 01/25/2038	6,630	6,592
5.181% due 11/25/2036	23,711	23,372
5.181% due 12/25/2036	11,188	11,108

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.181% due 03/25/2037	$34,412	$34,199
5.201% due 01/25/2036	295	295
5.201% due 12/25/2037	4,790	4,755
5.221% due 01/25/2036	5,680	5,658
5.501% due 12/25/2034	785	777

Franklin Auto Trust
5.320% due 04/15/2008	278	278

Fremont Home Loan Trust
5.181% due 10/25/2036	4,395	4,365
5.191% due 01/25/2037	5,901	5,837
5.301% due 01/25/2036	1,287	1,284

GE-WMC Mortgage Securities LLC
5.171% due 08/25/2036	3,104	3,086
5.231% due 12/25/2035	243	243

GSAMP Trust
5.171% due 10/25/2046	3,164	3,148
5.191% due 04/25/2036	405	405
5.201% due 01/25/2036	1,578	1,564
5.201% due 02/25/2036	1,370	1,366
5.201% due 10/25/2036	931	897
5.201% due 12/25/2036	5,777	5,712
5.221% due 11/25/2035	844	831

GSR Mortgage Loan Trust
5.231% due 11/25/2030	605	600

GSRPM Mortgage Loan Trust
5.511% due 09/25/2042	1,817	1,811

Harley-Davidson, Inc.
5.310% due 05/15/2008	1,548	1,549

HFC Home Equity Loan Asset-Backed Certificates
5.566% due 03/20/2036	2,224	2,214
5.846% due 09/20/2033	1,419	1,401

Home Equity Asset Trust
5.191% due 05/25/2037	2,495	2,478
5.211% due 05/25/2036	1,533	1,525
5.591% due 02/25/2033	1	1

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	2,440	2,441

HSI Asset Securitization Corp. Trust
5.181% due 10/25/2036	5,095	5,059
5.181% due 12/25/2036	30,377	30,106
5.191% due 03/25/2036	598	596
5.211% due 12/25/2035	1,328	1,322

Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	309	309
5.191% due 04/25/2037	7,716	7,662
5.211% due 07/25/2037	4,118	4,085
5.221% due 03/25/2036	2,614	2,609
5.231% due 03/25/2036	120	120
5.261% due 04/25/2037	4,897	4,867

IXIS Real Estate Capital Trust
5.191% due 05/25/2037	211	210

JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	1,345	1,339
5.181% due 07/25/2036	3,866	3,847
5.181% due 08/25/2036	9,684	9,616
5.181% due 10/25/2036	11,322	11,188
5.191% due 01/25/2032	404	404
5.191% due 05/25/2037	4,579	4,538
5.201% due 03/25/2036	1,228	1,225
5.201% due 11/25/2036	1,838	1,828
5.211% due 08/25/2036	3,039	3,016
5.211% due 03/25/2037	2,523	2,503
5.341% due 06/25/2035	423	422
5.380% due 04/01/2037	3,178	3,150

LA Arena Funding LLC
7.656% due 12/15/2026	86	87

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	$2,920	$2,906

Lehman XS Trust
5.201% due 05/25/2046	3,458	3,451
5.211% due 04/25/2046	4,213	4,203
5.211% due 08/25/2046	5,398	5,357
5.211% due 11/25/2046	8,869	8,694
5.221% due 05/25/2046	2,305	2,295
5.251% due 11/25/2036	5,826	5,820

Long Beach Mortgage Loan Trust
5.161% due 06/25/2036	1,355	1,352
5.171% due 11/25/2036	11,442	11,377
5.181% due 08/25/2036	4,512	4,489
5.191% due 10/25/2036	3,352	3,333
5.191% due 05/25/2046	2,063	2,060
5.201% due 03/25/2036	586	586
5.221% due 01/25/2046	2,642	2,634
5.411% due 10/25/2034	2,918	2,845
5.685% due 08/25/2035	853	847

MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	847	843
5.181% due 11/25/2036	3,711	3,680
5.181% due 01/25/2037	24	24
5.191% due 10/25/2036	1,847	1,843
5.191% due 11/25/2036	6,028	5,993
5.201% due 02/25/2036	12,002	11,960
5.211% due 01/25/2036	1,556	1,551
5.211% due 05/25/2037	4,507	4,457
5.241% due 11/25/2035	2,031	2,027

MBNA Credit Card Master Note Trust
3.300% due 07/15/2010	2,420	2,403
5.505% due 09/15/2010	2,000	2,001
5.752% due 12/15/2010	2,600	2,598
5.852% due 12/15/2011	2,300	2,296
5.872% due 08/16/2010	9,400	9,405
6.252% due 03/15/2010	11,100	11,103

Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	8,547	8,476

Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	2,559	2,545
5.161% due 06/25/2037	5,972	5,953
5.191% due 03/25/2037	476	476
5.191% due 04/25/2037	1,109	1,106
5.191% due 10/25/2037	7,767	7,711
5.201% due 08/25/2036	17,341	17,285
5.201% due 07/25/2037	5,555	5,514
5.211% due 01/25/2037	77	77
5.251% due 02/25/2037	2,767	2,745

Mid-State Trust
7.340% due 07/01/2035	319	342

Morgan Stanley ABS Capital I
5.161% due 06/25/2036	1,238	1,234
5.171% due 06/25/2036	2,441	2,432
5.171% due 07/25/2036	10,106	10,049
5.171% due 10/25/2036	6,413	6,368
5.171% due 01/25/2037	15,076	14,958
5.181% due 09/25/2036	7,687	7,644
5.181% due 10/25/2036	6,350	6,314
5.181% due 11/25/2036	13,681	13,586
5.191% due 03/25/2036	668	666
5.191% due 05/25/2037	20,615	20,491
5.201% due 03/25/2036	2,440	2,431
5.251% due 02/25/2036	6,600	6,544

Morgan Stanley Home Equity Loans
5.181% due 12/25/2036	6,622	6,579

Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	7,571	7,513

Morgan Stanley Mortgage Loan Trust
5.201% due 01/25/2047	8,707	8,684

See Accompanying Notes	Semiannual Report	September 30, 2007	107

Schedule of Investments U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	$3,886	$3,860
5.191% due 06/25/2037	6,551	6,513
5.251% due 04/25/2037	3,576	3,553

Nelnet Student Loan Trust
5.182% due 09/25/2012	7,214	7,222
5.220% due 12/22/2014	3,145	3,144
5.450% due 10/25/2016	836	836

New Century Home Equity Loan Trust
5.191% due 05/25/2036	2,516	2,515
5.201% due 08/25/2036	3,792	3,778
5.311% due 05/25/2036	2,700	2,661
5.391% due 06/25/2035	1,396	1,359

Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	6,541	6,515

Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	242	241

NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	47

Option One Mortgage Loan Trust
5.171% due 02/25/2037	3,867	3,851
5.181% due 07/25/2036	2,052	2,045
5.181% due 01/25/2037	9,313	9,267
5.191% due 07/25/2037	2,709	2,692

Park Place Securities, Inc.
5.391% due 09/25/2035	835	829

Popular ABS Mortgage Pass-Through Trust
5.181% due 07/25/2036	521	520
5.221% due 06/25/2047	5,360	5,301

Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	9	9
5.631% due 12/25/2033	2,160	2,101

Residential Asset Mortgage Products, Inc.
5.201% due 11/25/2036	1,870	1,864
5.201% due 02/25/2037	3,998	3,973
5.211% due 01/25/2036	1,402	1,402
5.211% due 03/25/2036	445	444
5.231% due 08/25/2046	3,659	3,628

Residential Asset Securities Corp.
5.171% due 06/25/2036	2,668	2,658
5.191% due 01/25/2037	9,450	9,384
5.201% due 03/25/2036	311	311
5.201% due 04/25/2036	1,002	1,001
5.201% due 07/25/2036	4,595	4,580
5.201% due 11/25/2036	17,035	16,917
5.201% due 02/25/2037	3,375	3,352
5.211% due 01/25/2036	672	671
5.221% due 01/25/2036	426	425
5.241% due 04/25/2037	4,467	4,436

Residential Funding Mortgage Securities II, Inc.
5.271% due 09/25/2035	174	174

Salomon Brothers Mortgage Securities VII, Inc.
5.431% due 03/25/2032	325	323
6.088% due 01/25/2032	147	143

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Saxon Asset Securities Trust
5.191% due 11/25/2036	$10,017	$9,966
5.401% due 01/25/2032	135	134
5.651% due 08/25/2032	44	43

SBI HELOC Trust
5.301% due 08/25/2036	4,100	3,895

Securitized Asset-Backed Receivables LLC Trust
5.171% due 01/25/2037	6,408	6,365
5.181% due 09/25/2036	3,022	2,996
5.191% due 12/25/2036	13,496	13,391
5.211% due 11/25/2036	3,656	3,621

SLM Student Loan Trust
3.800% due 12/15/2038	6,900	6,764
5.330% due 04/25/2012	1,122	1,122
5.330% due 10/25/2012	447	447
5.330% due 07/25/2013	2,663	2,663
5.340% due 04/25/2014	9,400	9,403
5.350% due 10/27/2014	8,079	8,082
5.350% due 07/25/2017	8,381	8,376

Soundview Home Equity Loan Trust
5.171% due 11/25/2036	6,169	6,150
5.181% due 10/25/2036	6,157	6,120
5.191% due 11/25/2036	4,593	4,568
5.191% due 12/25/2036	1,519	1,509
5.211% due 01/25/2037	6,452	6,408
5.211% due 06/25/2037	4,048	4,018
5.231% due 10/25/2036	1,811	1,803
5.361% due 06/25/2035	202	202

Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	3,562	3,539
5.176% due 11/25/2037	5,281	5,244
5.191% due 02/25/2037	1,314	1,306
5.191% due 01/25/2038	4,791	4,759

Structured Asset Investment Loan Trust
5.171% due 09/25/2036	2,630	2,609
5.181% due 07/25/2036	9,637	9,531

Structured Asset Securities Corp.
5.181% due 02/25/2036	1,683	1,676
5.181% due 10/25/2036	14,095	13,955
5.211% due 01/25/2037	2,233	2,207
5.231% due 01/25/2037	3,280	3,232
5.531% due 05/25/2034	487	471

Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	1,717	1,718

Truman Capital Mortgage Loan Trust
5.471% due 01/25/2034	146	146

USAA Auto Owner Trust
5.337% due 07/11/2008	4,267	4,267

Wachovia Auto Owner Trust
5.337% due 06/20/2008	6,959	6,961

Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	8,197	8,117
5.201% due 04/25/2036	1,156	1,153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.181% due 01/25/2037	$4,107	$4,083
5.231% due 03/25/2037	1,754	1,742

Total Asset-Backed Securities (Cost $1,334,930)		1,320,114

SOVEREIGN ISSUES 2.4%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,611

Israel Government AID Bond
0.000% due 11/01/2024	178,000	72,832

Total Sovereign Issues (Cost $99,715)		100,443

SHORT-TERM INSTRUMENTS 4.9%

CERTIFICATES OF DEPOSIT 0.1%
HSBC Bank USA N.A.
5.426% due 07/28/2008	2,200	2,203

COMMERCIAL PAPER 1.3%
Freddie Mac
4.000% due 10/01/2007	57,000	57,000

REPURCHASE AGREEMENTS 0.4%
Fixed Income Clearing Corp.
4.400% due 10/01/2007	16,954	16,954

(Dated 09/28/2007. Collateralized by Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $17,293. Repurchase proceeds are $16,960.)

U.S. TREASURY BILLS 3.1%
3.770% due 11/29/2007 - 12/13/2007 (b)(d)(g)	134,425	132,984

Total Short-Term Instruments (Cost $209,555)		209,141

PURCHASED OPTIONS (i) 1.3%
(Cost $26,791)		53,331

Total Investments (e) 150.5% (Cost $6,383,459)		$6,390,183

Written Options (j) (1.0%) (Premiums $34,973)		(42,633)

Other Assets and Liabilities (Net) (49.5%)		(2,102,467)

Net Assets 100.0%		$4,245,083

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $58,120 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(e)	As of September 30, 2007, portfolio securities with an aggregate value of $16,908 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	The average amount borrowing outstanding during the period ended September 30, 2007 was $93,336 at weighted average interest rate of 5.43%. On September 30, 2007, securities valued at $96,396 were pledged as collateral for reverse repurchase agreements.

108	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

(Unaudited) September 30, 2007

(g)	Securities with an aggregate market value of $74,864 and cash with market value of $11,225 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	42,592	$92,435
90-Day Eurodollar June Futures	Long	06/2008	61,537	94,594
90-Day Eurodollar March Futures	Long	03/2008	39,212	52,381
90-Day Eurodollar March Futures	Long	03/2009	2,800	804
90-Day Eurodollar September Futures	Long	09/2008	12,081	12,369
U.S. Treasury 5-Year Note December Futures	Short	12/2007	3,475	(2,557)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	6,836	(1,727)
U.S. Treasury 30-Year Bond December Futures	Short	12/2007	7,039	601

				$248,900

(h)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy Protection(1)	(Pay) Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%	)	12/09/2040	$3,000	$800

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$898,100	$11,923
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	812,400	(16,530)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	82,000	2,875
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	56,500	749
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	500,000	2,830
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	79,400	800
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	25,700	990
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	35,000	(365)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	884,700	8,465
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	74,700	2,307
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	72,800	(422)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	543,100	36,067
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	309,700	4,100
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	182,400	5,258
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	148,230	(6,380)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	12,900	(43)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	545,200	16,542
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	201,300	13,320
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	246,500	(789)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,005,400	31,412
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	550,270	(19,987)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	6,493

						$99,615

(i)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$128.000	11/20/2007	10,750	$203	$168
Call - CBOT U.S. Treasury 10-Year Note December Futures	129.000	11/20/2007	264	5	4
Call - CBOT U.S. Treasury 10-Year Note December Futures	130.000	11/20/2007	74	1	1
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1,830	692	309
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	365	38	7
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1,830	647	57

				$1,586	$546

See Accompanying Notes	Semiannual Report	September 30, 2007	109

Schedule of Investments U.S. Government Sector Portfolio (Cont.)	(Unaudited) September 30, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,588,800	$7,658	$14,025
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,014,000	5,678	8,004
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	420,200	1,502	3,709
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,058,000	10,367	27,047

							$25,205	$52,785

(j)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	365	$236	$130

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$292
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,214	404
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	692,100	7,754	11,153
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	645
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	893
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	292
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	405
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	441,000	5,424	6,187
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	185,900	1,525	2,996
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,031,200	10,389	19,236

							$34,737	$42,503

(k)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Bonds	4.750%	02/15/2037	$92,000	$89,156	$90,757
U.S. Treasury Notes	4.500%	05/15/2017	300,000	295,462	298,406
U.S. Treasury Notes	4.625%	02/15/2017	1,051,000	1,061,379	1,056,173

				$1,445,997	$1,445,336

(2) Market value includes $13,925 of interest payable on short sales.

110	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the twelve portfolios (the “Portfolios”) offered by the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates or market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees is responsible for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

Semiannual Report	September 30, 2007	111

Notes to Financial Statements  (Cont.)

(d) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AED	UAE Dirham	KRW	South Korean Won
AUD	Australian Dollar	KWD	Kuwaiti Dinar
BRL	Brazilian Real	KZT	Kazakhstan Tenge
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
EGP	Egyptian Pound	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SAR	Saudi Riyal
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	UYU	Uruguay Peso
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

112	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2007

(i) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options with may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on a Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements   Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest.

Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   Certain Portfolios may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of

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Notes to Financial Statements  (Cont.)

which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Portfolio may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, a Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended September 30, 2007, the High Yield Portfolio had $45,669 in unfunded loan commitments outstanding.

(r) Commodities Index-Linked/Structured Notes  The Portfolios may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to

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(Unaudited) September 30, 2007

prepayment, credit and interest risks. The Portfolios have the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. The Commodity Index-Linked notes are linked to the Goldman Sachs Commodity Index Total Return.

(s) Bridge Debt Commitments  At the period ended September 30, 2007, the High Yield Portfolio and Short Term II Portfolio had $6,792,747 and $2,990,142, respectively, in commitments outstanding to fund high yield bridge debt. The Portfolios are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolios on September 28, 2007. Management has evaluated the application of the

Interpretation in relation to the Portfolios and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolios for the period ending September 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolios and will provide additional information in relation to the Statement on the Portfolios’ annual financial statements for the period ending March 31, 2008.

3. FEES AND EXPENSES

(a) Investment Advisory Fee   PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee   PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee	Administration Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Developing Local Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Return Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary

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Notes to Financial Statements  (Cont.)

expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2007, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Emerging Markets Portfolio	$48	$0
International Portfolio	559,461	0
Short-Term Portfolio	0	891,288
U.S. Government Sector Portfolio	388,008	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

116	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2007

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$618,919	$431,218	$224,896	$28,173
Developing Local Markets Portfolio	36,344	12	320,210	42,535
Emerging Markets Portfolio	114,185	12,627	1,332,477	1,211,296
High Yield Portfolio	494,956	287,609	1,591,460	482,162
International Portfolio	4,327,414	2,722,985	1,253,672	209,222
Investment Grade Corporate Portfolio	114,030	122,127	1,305,096	179,424
Mortgage Portfolio	49,970,201	45,607,257	415,350	24,512
Municipal Sector Portfolio	0	0	118,920	85,155
Real Return Portfolio	5,543,018	4,767,679	50,394	13,243
Short-Term Portfolio	6,878,247	6,681,149	1,395,702	1,739,489
Short-Term Portfolio II	421,625	376,314	76,081	77,178
U.S. Government Sector Portfolio	17,219,822	16,657,989	798,959	1,008,591

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Emerging Markets Portfolio		High Yield Portfolio			International Portfolio
	Notional Amount in $	Premium	Notional Amount in $	Premium	Notional Amount in GBP		Premium
Balance at 03/31/2007	$0	$0	$0	$0	GBP	147,500	$2,476
Sales	559,000	6,551	537,500	13,790		0	0
Closing Buys	0	0	0	0		(74,500)	(1,318)
Expirations	0	0	0	0		(73,000)	(1,158)
Exercised	0	0	0	0		0	0
Balance at 09/30/2007	$559,000	$6,551	$537,500	$13,790	GBP	0	$0

	Investment Grade Corporate Portfolio			Mortgage Portfolio		Real Return Portfolio
	# of Contracts	Notional Amount in $	Premium	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	0	$6,900	$80	$420,000	$5,597	864	$20,000	$494
Sales	1,493	760,200	13,813	0	0	173	88,400	2,330
Closing Buys	(367)	(32,300)	(243)	0	0	(21)	(20,000)	(201)
Expirations	(759)	0	(85)	0	0	(905)	0	(303)
Exercised	0	0	0	0	0	(90)	0	(30)
Balance at 09/30/2007	367	$734,800	$13,565	$420,000	$5,597	21	$88,400	$2,290

	Short-Term Portfolio		Short-Term Portfolio II				U.S. Government Sector Portfolio
	Notional Amount in $	Premium	Notional Amount in $	Notional Amount in GBP		Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2007	$173,800	$2,053	$62,700	GBP	6,200	$871	365	$4,210,000	$51,738
Sales	112,700	1,201	43,200		0	438	0	2,350,200	25,091
Closing Buys	(115,800)	(1,391)	(30,100)		0	(396)	0	(2,350,200)	(24,622)
Expirations	(25,800)	(269)	(15,500)		(6,200)	(266)	0	(1,429,000)	(17,234)
Exercised	0	0	0		0	0	0	0	0
Balance at 09/30/2007	$144,900	$1,594	$60,300	GBP	0	$647	365	$2,781,000	$34,973

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Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Developing Local Markets Portfolio				Emerging Markets Portfolio
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	39,943	$428,500	22,763	$240,544	66,216	$788,225	22,609	$258,624	152,478	$1,707,558	25,452	$292,084

Issued as reinvestment of distributions	1,464	15,611	2,153	22,644	1,376	16,544	1,787	20,385	4,573	50,477	9,530	106,705

Cost of shares redeemed	(4,303)	(46,110)	(4,879)	(51,439)	(13,099)	(157,183)	(12,510)	(141,306)	(18,838)	(208,120)	(46,999)	(527,941)
Net increase (decrease) resulting from Portfolio share transactions	37,104	$398,001	20,037	$211,749	54,493	$647,586	11,886	$137,703	138,213	$1,549,915	(12,017)	$(129,152)

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	213,149	$1,759,805	44,543	$376,918	843,144	$3,696,068	365,184	$1,833,768	131,830	$1,298,656	27,304	$272,289

Issued as reinvestment of distributions	3,498	29,504	2,370	19,838	35,431	154,640	74,768	346,734	3,744	36,751	6,770	66,546

Cost of shares redeemed	(21,523)	(183,658)	(42,906)	(363,649)	(230,065)	(1,017,286)	(262,146)	(1,268,399)	(26,704)	(266,604)	(25,642)	(254,778)
Net increase (decrease) resulting from Portfolio share transactions	195,124	$1,605,651	4,007	$33,107	648,510	$2,833,422	177,806	$912,103	108,870	$1,068,803	8,432	$84,057

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	374,255	$3,877,363	237,587	$2,469,717	12,415	$122,504	5,538	$57,800	19,167	$199,767	71,106	$739,415

Issued as reinvestment of distributions	27,003	278,490	62,810	650,837	668	6,776	1,337	13,919	3,076	31,654	4,367	45,533

Cost of shares redeemed	(150,913)	(1,576,273)	(687,863)	(7,157,294)	(6,585)	(67,284)	(17,596)	(184,543)	(14,143)	(147,722)	(80,635)	(851,660)
Net increase (decrease) resulting from Portfolio share transactions	250,345	$2,579,580	(387,466)	$(4,036,740)	6,498	$61,996	(10,721)	$(112,824)	8,100	$83,699	(5,162)	$(66,712)

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007		Six Months Ended 09/30/2007		Year Ended 03/31/2007

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	105,664	$1,037,869	480,880	$4,708,424	5,896	$59,148	16,663	$168,001	134,023	$1,383,555	232,558	$2,436,211

Issued as reinvestment of distributions	12,569	122,276	10,293	100,388	1,322	13,206	2,504	25,009	14,983	156,070	33,426	349,583

Cost of shares redeemed	(266,792)	(2,620,117)	(75,515)	(739,066)	(34,345)	(346,523)	(9,148)	(91,997)	(518,080)	(5,417,208)	(168,839)	(1,767,929)
Net increase (decrease) resulting from Portfolio share transactions	(148,559)	$(1,459,972)	415,658	$4,069,746	(27,127)	$(274,169)	10,019	$101,013	(369,074)	$(3,877,583)	97,145	$1,017,865

118	PIMCO Funds	Private Account Portfolio Series

(Unaudited) September 30, 2007

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain PIMCO Funds trustees, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the Allianz Funds and of the PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007, the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. Thus, at present PIMCO Funds is not a party to any revenue sharing lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intends to vigorously defend themselves.

In April 2006, certain funds of PIMCO Funds and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of PIMCO Funds and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of PIMCO Funds and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

Semiannual Report	September 30, 2007	119

Notes to Financial Statements  (Cont.)

10.  FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
Asset-Backed Securities Portfolio	$6,275	$(16,244)	$(9,969)
Developing Local Markets Portfolio	3,852	(1,553)	2,299
Emerging Markets Portfolio	17,226	(8,713)	8,513
High Yield Portfolio	44,039	(6,132)	37,907
International Portfolio	48,995	(9,498)	39,497
Investment Grade Corporate Portfolio	45,046	(23,142)	21,904
Mortgage Portfolio	104,689	(178,112)	(73,423)
Municipal Sector Portfolio	8,148	(3,376)	4,772
Real Return Portfolio	12,198	(6,656)	5,542
Short-Term Portfolio	17,193	(29,945)	(12,752)
Short-Term Portfolio II	2,026	(2,234)	(208)
U.S. Government Sector Portfolio	42,014	(35,290)	6,724

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Certain Portfolios are subject to local taxes in Brazil and Peru. The Brazilian tax, Contribuicao Provisoria sobre Movimentacao Financiera (“CPMF”), is 0.38% and is applicable for all fixed income settlements and all foreign exchange transactions relating to fixed income trade settlements. The Peruvian tax, Financial Transaction Tax (“FTT”), is 0.08% and is applicable for all cash movements. The CPMF and FTT are recorded as components of net realized gain (loss) on investments on the Statement of Operations. During the period ended September 30, 2007, the Emerging Markets Portfolio and the Developing Local Markets Portfolio incurred $1,667,145 and $256,483, respectively, in CPMF and FTT costs.

120	PIMCO Funds	Private Account Portfolio Series

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2007	121

Approval of Renewal of Investment Advisory Contract and Administration Agreement

On August 13, 2007, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2008. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including comparative data with regard to investment performance, advisory fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management and administrative services to the Portfolios.

B.	Review Process

In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from Trust counsel. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by PIMCO. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent Trustees alone, without management present. The independent Trustees also met telephonically with their counsel on June 11, 2007 and August 6, 2007 to discuss the materials presented. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

The Board received and examined information from PIMCO concerning the Portfolios’ one-, three- and five-, and ten-year performance, as available, for the period ended June 30, 2007. Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to the Portfolios under the Agreements. The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

3.	Investment Performance

The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 13, 2007 meeting. The Board noted that most of the Portfolios of the Trust had generally and fairly consistently outperformed their respective benchmarks over the three- and five-year periods.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short-term periods. The Board considered that certain Portfolios underperforming their benchmark for a given period had outperformed such benchmarks during other periods. The Board discussed the possible reasons for the underperformance of certain Portfolios with PIMCO, and took note of PIMCO’s plans to monitor and address performance in the future.

122	PIMCO Funds	Private Account Portfolio Series

Approval of Renewal of Investment Advisory Contract and Administration Agreement  (Cont.)

The Board also recognized that bond market performance was not optimal during the one-year period ended June 30, 2007 and that this had an effect on the performance of certain of the Portfolios. The Board also discussed with management the appropriateness of the benchmark indexes, and their comparability to the Portfolios.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits approval of the continuation of the Agreements.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, administration fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, partially or fully offsets the administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data comparing the Portfolios’ advisory fees to the rate PIMCO charges to separate accounts with a similar investment strategy, and found the Portfolios’ advisory fees to be lower than the fees charged to separate accounts. The Board considered that Portfolio shareholders generally are large separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Board determined that the Portfolios’ advisory and administrative fees must be evaluated in light of the Portfolios’ purpose and structure.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable and renewal of the Agreements will likely benefit the Portfolios and their shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. The Board determined that, in evaluating the overall relationship between PIMCO and the Portfolios, it is appropriate to consider the profitability of PIMCO’s separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board concluded that the Portfolios’ cost structure was reasonable and that continuation of the Agreements will likely benefit the Portfolios and their shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored renewal of the Agreements. The Board concluded that the Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

Semiannual Report	September 30, 2007	123

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services. The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its semiannual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2007

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.1%
Allied Waste North America, Inc.
5.121% due 03/28/2014	$3,675	$3,633
6.650% due 03/28/2014	3,339	3,301
6.880% due 03/28/2014	1,793	1,773
7.110% due 03/28/2014	1,578	1,560
7.140% due 03/28/2014	223	220
Biomet, Inc.
7.000% due 03/08/2008	15,000	14,812
Cablevision Corp.
7.569% due 02/24/2013	95	94
Community Health Corp.
7.000% due 04/10/2008	25,000	24,937
7.755% due 07/25/2014	14,186	13,962
Community Health Systems, Inc.
4.000% due 07/02/2014	1,299	1,279
7.760% due 07/02/2014	5,514	5,427
Constellation Brands, Inc.
7.000% due 06/05/2011	2,000	1,974
CSC Holdings, Inc.
6.875% due 02/24/2013	37,593	37,137
DaimlerChrysler N.A. Holding Corp.
9.360% due 08/03/2012	515,000	515,059
DaVita, Inc.
6.680% due 10/05/2012	1,683	1,656
6.700% due 10/05/2012	4,210	4,142
6.860% due 10/05/2012	13,416	13,198
7.000% due 10/05/2012	1,069	1,051
7.010% due 10/05/2012	1,075	1,058
Dex Media East LLC
3.850% due 09/10/2010	261	259
Dex Media West LLC
7.010% due 09/09/2010	2,052	2,036
7.210% due 09/09/2010	733	727
7.220% due 09/09/2010	1,099	1,090
Ford Motor Co.
8.700% due 12/15/2013	21,780	21,175
Freescale Semiconductor, Inc.
7.330% due 12/01/2013	2,985	2,860
Fresenius Capital Trust
6.804% due 03/22/2013	58	58
Fresenius Medical Care Capital Trust
6.573% due 03/22/2013	457	451
6.880% due 03/22/2013	104	102
6.972% due 03/22/2013	87	86
General Motors Acceptance Corp.
7.725% due 11/29/2013	34,815	33,868
Georgia-Pacific Corp.
6.948% due 12/20/2012	3,046	2,990
7.264% due 12/20/2012	3,903	3,830
7.474% due 12/20/2012	33,413	32,793
HCA, Inc.
7.198% due 11/16/2012	17,876	17,384
Health Management Associates, Inc.
6.948% due 02/28/2014	4,987	4,752
Idearc, Inc.
6.700% due 11/17/2013	15,000	14,545
Kinder Morgan, Inc.
6.575% due 11/24/2013	35,700	34,748
7.070% due 05/24/2014	21,000	20,634
7.240% due 05/24/2014	333	327
Las Vegas Sands Corp.
3.000% due 05/15/2014	9,900	9,663
6.950% due 05/15/2014	39,521	38,574
Metro-Goldwyn-Mayer, Inc.
8.448% due 04/08/2012	31,503	30,227
NRG Energy, Inc.
6.848% due 02/01/2013	5,709	5,615
6.948% due 02/01/2013	13,751	13,523
RH Donnelley Corp.
7.090% due 03/09/2010	159	159
RH Donnelley, Inc.
6.710% due 06/30/2011	537	531
6.860% due 09/09/2010	733	728
6.860% due 06/30/2011	1,672	1,653
7.010% due 06/30/2011	716	708
7.050% due 06/30/2011	358	354
7.070% due 09/09/2010	148	147
7.080% due 03/09/2010	1,652	1,638
7.200% due 06/30/2011	895	887
7.220% due 06/30/2011	716	708
Sensata Technologies, Inc.
7.090% due 04/27/2013	13	12
7.110% due 04/27/2013	4,975	4,798
SLM Corp.
6.000% due 06/30/2008	235,900	235,125
Yell Group PLC
7.129% due 02/10/2013	33,000	32,281

Total Bank Loan Obligations (Cost $1,203,556)		1,218,319

CORPORATE BONDS & NOTES 27.4%

Banking & Finance 21.3%

ABX Financing Co.
5.750% due 10/15/2016	10,000	9,938
ACE INA Holdings, Inc.
5.700% due 02/15/2017	50	49
AIG-Fp Matched Funding Corp.
5.694% due 06/16/2008	100,000	99,853
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	10,989
Allstate Corp.
6.125% due 12/15/2032	150	147
Allstate Life Global Funding Trusts
5.250% due 03/23/2009	50,000	50,082
American Express Bank FSB
5.139% due 09/26/2008	27,800	27,738
6.000% due 09/13/2017	308,600	307,614
American Express Centurion Bank
5.674% due 04/17/2009	89,100	88,768
5.912% due 12/17/2009	5,000	4,980
6.000% due 09/13/2017	308,600	307,614
American Express Co.
5.250% due 09/12/2011	600	599
5.500% due 09/12/2016	150	145
6.150% due 08/28/2017	53,500	54,089
American Express Credit Corp.
3.000% due 05/16/2008	150	148
5.552% due 12/19/2008	10,000	9,973
5.780% due 03/02/2009	2,480	2,473
5.858% due 04/06/2009	20,300	20,224
American General Corp.
7.500% due 08/11/2010	250	265
American General Finance Corp.
2.750% due 06/15/2008	500	491
4.500% due 11/15/2007	8,946	8,936
5.330% due 06/27/2008	49,940	49,924
5.375% due 10/01/2012	200	197
5.400% due 12/01/2015	100	96
5.480% due 01/18/2008	23,150	23,152
American Honda Finance Corp.
5.560% due 05/12/2009	94,600	94,518
5.784% due 03/09/2009	61,080	61,101
American International Group, Inc.
5.050% due 10/01/2015	41,300	39,480
5.210% due 06/23/2008	70,600	70,625
5.375% due 10/18/2011	1,000	1,005
5.400% due 01/29/2010	200,500	201,590
5.802% due 06/16/2009	15,000	15,102
6.250% due 05/01/2036	100,000	101,807
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	146
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,462
ANZ National International Ltd.
5.396% due 08/07/2009	45,000	44,857
Asian Development Bank
5.820% due 06/16/2028	1,100	1,144
ASIF Global Financing XXI
6.053% due 03/14/2008	35,000	35,057
Associates Corp. of North America
8.550% due 07/15/2009	250	264
Australia & New Zealand Banking Group Ltd.
5.570% due 02/18/2008	50,000	49,987
AXA Financial, Inc.
7.750% due 08/01/2010	100	107
Bank of America Corp.
3.375% due 02/17/2009	150	147
4.750% due 08/15/2013	500	479
5.125% due 11/15/2014	125	122
5.200% due 03/15/2018	100	93
5.208% due 09/25/2009	102,700	102,396
5.330% due 03/24/2009	47,300	47,237
5.370% due 11/06/2009	123,300	122,824
5.608% due 06/19/2009	9,300	9,268
5.620% due 10/14/2016	40,000	39,416
5.670% due 02/17/2009	11,000	11,016
5.736% due 09/18/2009	100	100
5.750% due 02/11/2009	20,000	20,056
6.000% due 09/01/2017	198,720	203,706
7.250% due 10/15/2025	200	219
7.800% due 02/15/2010	500	529
Bank of America N.A.
5.505% due 02/27/2009	229,600	229,035
5.646% due 12/18/2008	1,200	1,199
5.704% due 06/12/2009	165,460	165,038
5.974% due 06/15/2016	100,760	99,276
6.000% due 10/15/2036	70,100	69,009
Bank of Ireland
5.608% due 12/19/2008	50,100	50,075
Bank of New York
6.375% due 04/01/2012	200	209
Bank One Corp.
2.625% due 06/30/2008	500	490
7.750% due 07/15/2025	200	229
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,000
Banque Paribas
6.875% due 03/01/2009	100	102
Barclays Bank PLC
5.450% due 09/12/2012	168,600	169,770
7.434% due 09/29/2049	50,100	53,336

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BB&T Corp.
4.750% due 10/01/2012	$145	$141
BBVA U.S. Senior S.A. Unipersonal
5.430% due 04/17/2009	200,000	199,586
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	490
4.500% due 10/28/2010	215	209
5.288% due 03/30/2009	241,450	239,173
5.486% due 02/08/2008	27,350	27,323
5.510% due 04/29/2008	152,605	152,426
5.584% due 02/23/2010	200,300	195,839
5.588% due 01/31/2011	50,000	48,598
5.590% due 08/21/2009	10,000	9,760
5.660% due 01/30/2009	201,500	199,710
5.760% due 07/19/2010	5,700	5,604
5.989% due 01/07/2009	10,000	9,928
5.994% due 09/09/2009	19,980	19,670
6.950% due 08/10/2012	317,800	331,683
7.625% due 12/07/2009	80	84
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008	100	98
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,112
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	10,000	9,964
BNP Paribas
5.186% due 06/29/2049	600	551
Boeing Capital Corp. Ltd.
4.750% due 09/15/2008	70	70
6.100% due 03/01/2011	300	310
7.375% due 09/27/2010	135	144
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	14,876
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	38,005
Calabash Re II Ltd.
16.594% due 01/08/2010	2,650	2,766
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,025
6.750% due 09/15/2017	260,000	266,704
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	499
5.570% due 05/18/2009	101,000	100,660
5.794% due 03/10/2009	28,560	28,490
Charter One Bank N.A.
5.410% due 04/24/2009	100,000	99,387
CIT Group, Inc.
5.000% due 02/01/2015	150	136
5.500% due 11/30/2007	180	180
5.510% due 01/30/2009	230,175	222,092
5.570% due 02/21/2008	25,000	24,736
5.640% due 08/17/2009	12,100	11,561
5.668% due 12/19/2007	82,400	81,962
5.704% due 05/23/2008	159,355	156,690
5.708% due 08/15/2008	8,400	8,275
5.734% due 11/23/2007	58,936	58,607
5.748% due 12/19/2008	20,000	19,369
5.834% due 06/08/2009	62,375	59,649
6.000% due 02/15/2013	500	483
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,533
Citigroup Funding, Inc.
5.714% due 12/08/2008	173,000	173,073
Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	39,980	40,008
5.794% due 03/17/2009	400	400
Citigroup, Inc.
4.200% due 12/20/2007	110,800	110,516
4.250% due 07/29/2009	300	296
5.000% due 09/15/2014	250	241
5.100% due 09/29/2011	3,000	2,995
5.228% due 12/28/2009	143,330	142,849
5.240% due 12/26/2008	40,980	40,966
5.400% due 01/30/2009	134,700	134,644
5.409% due 05/02/2008	157,585	157,633
5.500% due 08/27/2012	155,100	156,990
5.600% due 05/18/2011	100,000	99,887
5.660% due 05/18/2010	182,550	181,177
5.864% due 06/09/2009	102,559	102,676
5.875% due 02/22/2033	75	72
6.000% due 08/15/2017	64,500	66,120
6.125% due 08/25/2036	10,000	9,932
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,276
6.000% due 08/15/2011	25,000	25,295
6.600% due 12/15/2008	200	202
Commonwealth Bank of Australia
5.860% due 06/08/2009	96,300	96,257
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	22,661
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	235	216
4.250% due 12/19/2007	205	203
Credit Suisse First Boston
5.375% due 03/02/2016	250	245
5.500% due 08/16/2011	400	404
5.500% due 08/15/2013	100	100
7.125% due 07/15/2032	40	45
Credit Suisse USA, Inc.
5.854% due 12/09/2008	26,380	26,375
DBS Bank Ltd.
5.000% due 11/15/2019	8,000	7,515
5.750% due 05/16/2017	22,000	22,051
Den Norske Bank ASA
5.824% due 03/10/2008	20,000	20,022
Deutsche Bank AG
6.000% due 09/01/2017	361,100	366,444
DnB NORBank ASA
5.430% due 10/13/2009	100	100
East Lane Re Ltd.
11.356% due 05/06/2011	33,600	34,332
Eksportfinans ASA
4.750% due 12/15/2008	150	151
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,484
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,656
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,085
Export-Import Bank of Korea
5.580% due 10/04/2011	88,600	88,710
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	221	254
Ford Credit de Mexico S.A. de C.V.
7.288% due 03/20/2009	187,000	179,219
Ford Motor Credit Co.
4.950% due 01/15/2008	3,300	3,279
5.625% due 10/01/2008	40,666	39,743
5.800% due 01/12/2009	128,099	123,763
6.625% due 06/16/2008	83,430	82,813
6.750% due 08/15/2008	11,475	11,327
6.930% due 01/15/2010	20,300	19,115
7.875% due 06/15/2010	62,528	61,159
Foundation Re II Ltd.
12.270% due 11/26/2010	40,850	41,935
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,779
General Electric Capital Corp.
3.250% due 06/15/2009	10,000	9,722
4.000% due 05/15/2010	100	97
4.125% due 09/01/2009	140	138
4.250% due 06/15/2012	1,596	1,532
5.206% due 08/22/2008	37,500	37,448
5.350% due 06/22/2009	29,760	29,723
5.360% due 10/24/2008	100	100
5.390% due 10/26/2009	400	398
5.400% due 01/05/2009	197,550	197,041
5.420% due 10/06/2010	30,100	29,757
5.430% due 01/20/2010	197,600	196,743
5.440% due 05/10/2010	129,900	129,269
5.450% due 04/28/2011	49,970	49,360
5.460% due 07/28/2008	4,005	4,004
5.460% due 04/30/2009	10,479	10,463
5.460% due 10/21/2010	150,450	148,880
5.500% due 04/28/2011	6,000	6,061
5.509% due 02/02/2009	102,768	102,603
5.560% due 05/19/2008	176,796	176,664
5.560% due 01/08/2016	82,800	80,815
5.562% due 05/19/2008	6,000	5,995
5.661% due 03/04/2008	32,965	32,956
5.696% due 01/15/2008	4,700	4,701
5.734% due 03/16/2009	124,100	123,913
5.734% due 03/12/2010	8,500	8,461
5.740% due 05/05/2026	29,950	29,125
5.744% due 12/12/2008	44,000	43,928
5.794% due 06/15/2009	145,265	144,937
5.814% due 12/15/2009	267,290	266,474
6.000% due 06/15/2012	675	697
6.125% due 02/22/2011	1,100	1,134
6.750% due 03/15/2032	250	276
8.125% due 05/15/2012	250	279
8.310% due 04/13/2009	41,300	43,470
General Motors Acceptance Corp.
5.625% due 05/15/2009	32,709	31,856
6.000% due 04/01/2011	15,000	13,712
6.360% due 09/23/2008	42,000	41,384
7.200% due 10/15/2017	125	110
7.430% due 12/01/2021	638	644
Genworth Financial, Inc.
6.500% due 06/15/2034	160	160
Genworth Global Funding Trusts
5.754% due 02/10/2009	50,000	49,913
Glitnir Banki HF
5.620% due 04/20/2010	50,000	49,062
5.800% due 01/21/2011	10,000	9,772
5.830% due 01/18/2012	20,000	19,476
GMAC LLC
6.000% due 12/15/2011	100	92
6.500% due 12/15/2018	200	164

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.700% due 06/15/2018	$100	$84
6.808% due 05/15/2009	123,000	118,510
6.850% due 04/15/2016	200	171
7.000% due 02/15/2018	100	86
7.250% due 09/15/2017	200	177
7.375% due 04/15/2018	100	89
Golden West Financial Corp.
4.750% due 10/01/2012	100	98
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	770	759
4.750% due 07/15/2013	500	478
5.000% due 01/15/2011	10,000	9,936
5.226% due 06/23/2009	36,000	35,866
5.248% due 03/30/2009	4,700	4,683
5.250% due 12/23/2008	103,000	102,698
5.250% due 10/15/2013	665	651
5.290% due 12/23/2009	50,000	49,722
5.300% due 12/22/2008	209,375	208,800
5.300% due 06/23/2009	100,400	100,100
5.460% due 07/29/2008	244,670	244,372
5.470% due 11/10/2008	41,000	40,928
5.485% due 10/05/2007	180,100	180,100
5.498% due 06/28/2010	26,520	26,441
5.610% due 11/16/2009	32,480	32,422
5.625% due 01/15/2017	150	146
5.660% due 03/22/2016	10,000	9,756
5.690% due 07/23/2009	15,570	15,577
5.700% due 09/01/2012	2,325	2,354
5.821% due 03/02/2010	68,584	68,289
6.000% due 12/31/2007 (q)	702	695
6.125% due 02/15/2033	20,000	19,660
6.250% due 09/01/2017	416,600	426,502
6.750% due 10/01/2037 (c)	59,900	60,334
6.875% due 01/15/2011	100	105
7.350% due 10/01/2009	150	157
Goldman Sachs Group LP
6.060% due 02/09/2009	10,000	10,051
Hartford Financial Services Group, Inc.
5.950% due 10/15/2036	175	167
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	9,634
HBOS PLC
5.635% due 02/06/2014	100	100
5.920% due 09/29/2049	37,900	34,341
6.657% due 05/29/2049	200	182
HBOS Treasury Services PLC
5.400% due 07/17/2009	102,500	102,311
5.743% due 09/14/2009	100	100
5.752% due 07/17/2008	25,100	25,085
Health Care Property Investors, Inc.
5.950% due 09/15/2011	12,350	12,491
6.300% due 09/15/2016	13,000	12,779
Heller Financial, Inc.
7.375% due 11/01/2009	300	314
HSBC Bank USA N.A.
5.833% due 12/14/2009	9,700	9,641
HSBC Capital Funding LP
4.610% due 12/29/2049	400	377
9.547% due 12/29/2049	43,400	47,618
10.176% due 12/29/2049	66,160	89,533
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	2,187
HSBC Finance Corp.
4.250% due 06/15/2008	250	248
4.900% due 11/15/2007	300	300
5.420% due 10/21/2009	72,100	71,708
5.500% due 05/09/2008	9,350	9,342
5.500% due 05/21/2008	96,900	96,862
5.610% due 01/15/2014	15,000	14,520
5.630% due 05/10/2010	11,305	11,273
5.688% due 06/19/2009	158,250	157,617
5.809% due 12/05/2008	73,500	73,414
5.810% due 11/16/2009	60,479	60,829
5.824% due 09/15/2008	175,250	175,191
6.051% due 06/01/2016	10,000	9,776
6.538% due 11/13/2007	7,500	7,515
7.000% due 05/15/2012	315	332
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	194,111
7.500% due 07/15/2009	33,000	34,550
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,047
Inter-American Development Bank
7.375% due 01/15/2010	350	373
International Lease Finance Corp.
4.875% due 09/01/2010	160	159
5.250% due 01/10/2013	15,000	14,685
5.300% due 04/15/2008	200	200
5.350% due 03/01/2012	20,000	19,811
5.400% due 02/15/2012	20,000	19,849
5.690% due 07/11/2011	50,000	49,503
5.700% due 04/20/2009	6,500	6,489
5.719% due 05/24/2010	43,180	42,820
5.760% due 01/15/2010	34,630	34,544
Intesa Bank Overseas Ltd.
6.210% due 01/02/2008	2,800	2,805
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	9,262
5.950% due 10/15/2013	10,000	9,397
Jenkins-Empire Associates
6.840% due 08/01/2008	378	379
John Deere Capital Corp.
4.500% due 08/25/2008	5,100	5,066
5.410% due 04/15/2008	114,360	114,436
5.410% due 07/15/2008	1,000	1,001
5.650% due 07/25/2011	9,000	9,174
5.661% due 09/01/2009	25,000	25,049
7.000% due 03/15/2012	175	187
JPMorgan & Co., Inc. CPI Linked Bond
7.214% due 02/15/2012	600	620
JPMorgan Chase & Co.
4.500% due 01/15/2012	1,000	966
4.875% due 03/15/2014	645	622
5.250% due 05/01/2015	700	678
5.260% due 12/22/2008	15,200	15,200
5.282% due 06/25/2010	1,300	1,292
5.430% due 01/25/2008	20,248	20,253
5.550% due 10/02/2009	52,700	52,665
5.750% due 01/02/2013	45	46
5.904% due 03/09/2009	10,000	10,027
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	317,300	320,974
JPMorgan Chase Capital XV
5.875% due 03/15/2035	75	68
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	37,600	35,232
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	29,640
Kreditanstalt fuer Wiederaufbau
3.250% due 03/30/2009	250	246
4.875% due 01/17/2017	50	49
Landsbanki Islands HF
6.100% due 08/25/2011	10,000	10,140
6.205% due 08/25/2009	18,000	18,114
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	173
Lehman Brothers Holdings, Inc.
3.950% due 11/10/2009	100	98
4.000% due 04/16/2019	90	88
5.179% due 11/24/2008	8,000	7,910
5.260% due 12/23/2008	478,200	473,015
5.420% due 12/23/2010	100	97
5.450% due 10/22/2008	28,100	27,907
5.450% due 01/23/2009	108,600	107,076
5.450% due 04/03/2009	166,080	163,518
5.536% due 05/29/2008	59,600	59,279
5.600% due 08/21/2009	101,000	98,621
5.630% due 11/16/2009	25,870	25,255
5.645% due 05/25/2010	48,400	47,211
5.750% due 01/03/2017	200	193
6.200% due 09/26/2014	49,670	49,937
7.875% due 11/01/2009	65	68
Longpoint Re Ltd.
10.944% due 05/08/2010	87,500	89,709
LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	4,500	4,522
10.375% due 10/15/2017 (e)	4,500	4,371
11.625% due 10/15/2017	6,000	5,850
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	125
MBNA Capital B
6.156% due 02/01/2027	7,000	6,592
MBNA Corp.
5.790% due 05/05/2008	10,000	10,030
6.125% due 03/01/2013	100	103
Mellon Bank N.A.
4.750% due 12/15/2014	50	47
Mellon Funding Corp.
5.000% due 12/01/2014	100	96
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,966
5.000% due 01/15/2015	200	190
5.219% due 06/26/2009	5,000	4,981
5.240% due 12/22/2008	99,900	99,591
5.450% due 10/27/2008	82,000	81,867
5.450% due 01/30/2009	50,000	49,795
5.585% due 08/22/2008	102,575	102,451
5.610% due 02/06/2009	78,400	78,366
5.665% due 08/14/2009	16,750	16,643
5.668% due 06/30/2008	6,300	6,300
5.794% due 06/16/2008	86,655	86,636
5.862% due 06/16/2008	75,000	74,986
6.050% due 08/15/2012	448,500	460,337
6.220% due 09/15/2026	115	113
6.400% due 08/28/2017	168,400	174,072
6.750% due 06/01/2028	115	115
MetLife, Inc.
5.375% due 12/15/2012	200	202
6.400% due 12/15/2036	69,800	66,582

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Metropolitan Life Global Funding I
5.125% due 11/09/2011	$4,325	$4,334
Mizuho Finance Cayman Ltd.
8.375% due 01/29/2049	200	208
Morgan Stanley
3.625% due 04/01/2008	500	497
4.250% due 05/15/2010	2,500	2,446
4.750% due 04/01/2014	460	433
5.375% due 10/15/2015	500	481
5.390% due 04/25/2008	49,970	49,855
5.450% due 01/15/2010	49,700	49,094
5.470% due 02/09/2009	119,785	119,106
5.485% due 11/09/2007	49,400	49,393
5.485% due 01/18/2008	308,747	308,513
5.600% due 01/22/2009	302,300	301,675
5.610% due 01/18/2011	600	593
5.625% due 01/09/2012	1,000	1,009
5.750% due 08/31/2012	370,000	371,018
5.810% due 10/18/2016	60,000	57,502
5.840% due 10/15/2015	10,000	9,694
5.975% due 05/14/2008	85,800	85,964
6.250% due 08/09/2026	225	222
6.750% due 04/15/2011	200	209
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	31,230
Mystic Re Ltd.
11.841% due 12/05/2008	4,250	4,309
14.541% due 12/05/2008	32,100	32,715
15.541% due 06/07/2011	16,000	16,626
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,332
National Australia Bank Ltd.
5.765% due 09/11/2009	300	301
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	150
National Westminster Bank PLC
7.750% due 04/29/2049	10,353	10,373
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,547
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	29,987
ORIX Corp.
5.480% due 11/22/2011	20,000	19,628
Osiris Capital PLC
8.210% due 01/15/2010	12,600	12,734
Petroleum Export Ltd.
5.265% due 06/15/2011	26,497	26,470
Phoenix Quake Ltd.
7.810% due 07/03/2008	36,600	36,797
Phoenix Quake Wind I Ltd.
7.679% due 07/03/2008	36,600	36,700
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	13,700	13,186
PMI Group, Inc.
6.000% due 09/15/2016	24,200	23,380
PNC Funding Corp.
5.125% due 12/14/2010	150	150
Popular North America, Inc.
5.760% due 04/06/2009	25,000	25,125
Pricoa Global Funding I
5.784% due 09/12/2008	30,000	29,996
Principal Life Income Funding Trusts
5.100% due 04/15/2014	100	100
Progressive Corp.
6.700% due 06/15/2037	200	194
Prudential Financial, Inc.
3.750% due 05/01/2008	150	148
5.853% due 06/13/2008	11,030	11,042
6.100% due 06/15/2017	100	101
Rabobank Capital Funding II
5.260% due 12/29/2049	5,120	4,848
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	111
Rabobank Nederland
5.360% due 04/06/2009	7,650	7,658
5.380% due 01/15/2009	81,200	81,263
RBS Capital Trust I
4.709% due 12/29/2049	500	467
Redwood Capital IX Ltd.
11.610% due 01/09/2008	23,000	23,118
12.110% due 01/09/2008	21,000	21,109
13.110% due 01/09/2008	5,000	5,029
Regions Financial Corp.
6.375% due 05/15/2012	125	129
Residential Reinsurance 2007 Ltd.
11.621% due 06/07/2010	12,500	12,775
12.871% due 06/07/2010	12,500	12,804
13.371% due 06/07/2010	12,500	12,849
15.871% due 06/07/2010	2,100	2,173
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	35,750
Rio Tinto Finance USA Ltd.
2.625% due 09/30/2008	150	147
Royal Bank of Canada
3.875% due 05/04/2009	50	50
5.650% due 07/20/2011	125	128
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	200	194
5.238% due 12/21/2007	48,700	48,692
5.370% due 04/11/2008	200,200	200,146
5.410% due 07/21/2008	38,000	37,975
6.990% due 10/29/2049 (c)	91,500	93,379
7.640% due 03/31/2049 (c)	83,100	83,100
7.648% due 08/29/2049	10,195	10,697
9.118% due 03/31/2049	74,500	79,816
Santander U.S. Debt S.A. Unipersonal
5.298% due 09/19/2008	107,680	107,615
5.420% due 10/21/2008	43,100	43,037
5.420% due 02/06/2009	92,600	92,429
5.679% due 11/20/2008	80,300	80,191
5.729% due 11/20/2009	160,000	159,454
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,852
5.100% due 06/15/2015	200	188
5.600% due 09/01/2011	5,000	5,012
SLM Corp.
5.440% due 01/25/2008	70,798	70,640
5.500% due 07/27/2009	173,690	167,032
5.560% due 01/26/2009	115,250	112,174
5.570% due 07/25/2008	130,665	128,875
5.894% due 03/15/2011	60,000	55,113
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	92,700	86,182
Spinnaker Capital Ltd.
17.194% due 06/15/2008	22,200	23,338
State Street Capital Trust IV
6.694% due 06/15/2037	30,700	27,899
State Street Corp.
7.650% due 06/15/2010	175	186
Suntrust Bank
6.375% due 04/01/2011	200	208
Svensk ExportKredit AB
4.875% due 09/29/2011	125	126
5.125% due 03/01/2017	75	74
Textron Financial Corp.
5.450% due 11/07/2008	16,500	16,473
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	37,748
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,215
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	498
5.500% due 12/15/2008	100	101
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	25,000	25,522
Travelers Cos., Inc.
6.250% due 06/15/2037	125	121
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	33
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	897
U.S. Bancorp
5.159% due 04/28/2009	50,000	49,778
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	107
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	64,011
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,481
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	19,723
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	4,870
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	98,900	98,968
Unilever Capital Corp.
7.125% due 11/01/2010	100	106
US Bancorp
4.500% due 07/29/2010	150	149
USB Capital IX
6.189% due 04/15/2049	30,600	30,644
USB Realty Corp.
6.091% due 12/22/2049	38,000	36,537
Ventas Realty LP
8.750% due 05/01/2009	30,150	31,281
VTB Capital S.A. for Vneshtorgbank
5.956% due 08/01/2008	800	793
Wachovia Bank N.A.
4.875% due 02/01/2015	300	284
5.190% due 06/27/2008	100,000	99,942
5.250% due 03/23/2009	155,450	155,267
5.494% due 02/23/2009	90,900	90,796
5.565% due 05/25/2010	21,100	21,023
5.691% due 12/02/2010	125,000	124,354
Wachovia Corp.
5.410% due 10/28/2008	81,945	81,921
5.625% due 10/15/2016	71,600	70,848
5.671% due 12/01/2009	165,620	165,253
5.771% due 06/01/2010	17,600	17,579
5.814% due 03/15/2011	36,600	36,343

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Washington Mutual, Inc.
4.375% due 01/15/2008	$100	$99
Wells Fargo & Co.
5.000% due 11/15/2014	100	97
5.125% due 09/01/2012	300	300
5.270% due 03/23/2010	100,150	99,766
5.460% due 01/12/2011	10,000	9,934
5.764% due 03/10/2008	37,646	37,670
5.794% due 09/15/2009	92,130	92,089
5.870% due 03/10/2008	35,000	34,995
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,533
Wells Fargo Capital X
5.950% due 12/15/2036	10,000	9,207
Westpac Banking Corp.
5.758% due 06/06/2008	123,900	123,806
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,040
Wilmington Trust Corp.
10.500% due 07/01/2008 (q)	99	99
World Savings Bank FSB
4.125% due 12/15/2009	100	99
5.743% due 09/14/2009	45,985	46,067
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,381
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,191
5.800% due 11/15/2016	100	100

		22,724,673

Industrials 4.6%

Albertson’s, Inc.
6.950% due 08/01/2009	7,000	7,108
America West Airlines, Inc.
6.870% due 01/02/2017	1,416	1,420
American Airlines, Inc.
6.978% due 10/01/2012	16,344	16,454
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,968
Amgen, Inc.
5.585% due 11/28/2008	407,190	407,704
Apache Corp.
7.950% due 04/15/2026	150	178
AstraZeneca PLC
5.900% due 09/15/2017	69,000	70,171
6.450% due 09/15/2037	73,800	76,779
Atlantic Richfield Co.
5.900% due 04/15/2009	100	102
AutoZone, Inc.
4.750% due 11/15/2010	200	198
5.500% due 11/15/2015	10,050	9,802
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,960
Baker Hughes, Inc.
6.875% due 01/15/2029	100	110
BHP Billiton Finance Ltd.
4.800% due 04/15/2013	145	141
Boeing Co.
8.750% due 08/15/2021	50	64
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	9,650
BP Canada Finance Co.
3.625% due 01/15/2009	500	494
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	20,212	20,237
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	205
8.875% due 09/15/2008	35,719	36,567
Canadian National Railway Co.
6.250% due 08/01/2034	100	99
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	20,000	19,358
6.500% due 02/15/2037	25,000	25,020
Cardinal Health, Inc.
6.300% due 10/15/2016	13,000	12,820
Caterpillar, Inc.
5.700% due 08/15/2016	100	100
6.050% due 08/15/2036	100	100
CBS Corp.
5.625% due 08/15/2012	15,000	14,948
Cisco Systems, Inc.
5.250% due 02/22/2011	100	101
5.500% due 02/22/2016	100	99
5.575% due 02/20/2009	73,800	73,685
Citic Resources Finance Ltd.
6.750% due 05/15/2014	14,000	13,632
Clorox Co.
5.828% due 12/14/2007	26,000	26,030
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	500
CODELCO, Inc.
6.150% due 10/24/2036	23,100	22,600
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	156
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	337
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	426
Comcast Corp.
5.300% due 01/15/2014	26,500	25,762
5.660% due 07/14/2009	7,800	7,765
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	323
5.900% due 03/15/2016	5,000	4,982
6.450% due 03/15/2037	22,000	21,790
7.050% due 03/15/2033	125	132
ConocoPhillips
5.900% due 10/15/2032	300	296
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	217,100	216,417
Constellation Brands, Inc.
8.000% due 02/15/2008	9,199	9,245
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,255
6.820% due 05/01/2018	5,146	5,089
7.056% due 09/15/2009	40,459	40,987
7.487% due 10/02/2010	1,215	1,246
7.707% due 10/02/2022	2,916	3,054
Costco Wholesale Corp.
5.500% due 03/15/2017	100	98
Cox Communications, Inc.
6.253% due 12/14/2007	118,475	118,585
6.450% due 12/01/2036	5,000	4,893
CSC Holdings, Inc.
7.250% due 07/15/2008	34,275	34,446
7.875% due 12/15/2007	21,248	21,328
CSX Corp.
6.750% due 03/15/2011	10,000	10,395
CVS Caremark Corp.
5.750% due 08/15/2011	16,000	16,222
5.921% due 06/01/2010	116,200	115,887
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008	9,720	9,694
4.875% due 06/15/2010	10,000	9,893
5.750% due 09/08/2011	25,000	25,254
5.810% due 08/03/2009	10,000	9,922
5.875% due 03/15/2011	20,000	20,304
5.886% due 10/31/2008	10,928	10,919
6.053% due 03/13/2009	300	298
6.133% due 03/13/2009	110,450	110,042
Dell, Inc.
6.550% due 04/15/2008	80	80
Dex Media East LLC
9.875% due 11/15/2009	1,100	1,130
Dow Chemical Co.
5.970% due 01/15/2009	50	51
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	197
4.750% due 11/15/2012	175	171
5.250% due 12/15/2016	10,000	9,642
Eaton Vance Corp.
6.500% due 10/02/2017 (c)	21,100	21,071
EchoStar DBS Corp.
5.750% due 10/01/2008	185,684	186,148
El Paso Corp.
6.375% due 02/01/2009	30,230	30,416
6.500% due 06/01/2008	58,832	59,098
6.750% due 05/15/2009	34,820	35,172
6.950% due 12/15/2007	30,600	30,771
7.000% due 05/15/2011	12,000	12,253
7.000% due 06/15/2017	25,000	25,510
7.625% due 09/01/2008	38,486	39,078
7.750% due 06/15/2010	16,500	17,136
7.750% due 01/15/2032	96,000	97,962
7.800% due 08/01/2031	11,300	11,529
7.875% due 06/15/2012	22,700	23,855
8.050% due 10/15/2030	9,000	9,295
9.625% due 05/15/2012	12,700	14,109
10.750% due 10/01/2010	24,700	27,339
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	8,521
Emerson Electric Co.
4.500% due 05/01/2013	95	92
Enbridge, Inc.
4.900% due 03/01/2015	50	47
EnCana Corp.
6.300% due 11/01/2011	10,000	10,346
Enterprise Products Operating LP
4.000% due 10/15/2007	200	200
4.950% due 06/01/2010	50	50
7.500% due 02/01/2011	10,000	10,628
Equistar Chemicals LP
8.750% due 02/15/2009	8,300	8,622
10.125% due 09/01/2008	1,866	1,936
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,212
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,117

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Gaz Capital for Gazprom
6.212% due 11/22/2016	$37,600	$37,363
7.288% due 08/16/2037	43,000	45,945
Genentech, Inc.
4.750% due 07/15/2015	100	94
General Dynamics Corp.
4.500% due 08/15/2010	100	99
General Electric Co.
5.764% due 12/09/2008	117,775	118,014
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,232
General Motors Corp.
6.375% due 05/01/2008	5,675	5,632
Gillette Co.
3.500% due 10/15/2007	110	110
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	100	94
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008	1,400	1,402
Hess Corp.
6.650% due 08/15/2011	200	209
Hewlett-Packard Co.
6.500% due 07/01/2012	175	184
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,406
HJ Heinz Co.
6.428% due 12/01/2008	39,600	40,238
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,452
Home Depot, Inc.
4.625% due 08/15/2010	215	210
Honeywell International, Inc.
5.763% due 03/13/2009	48,600	48,465
6.125% due 11/01/2011	75	78
International Business Machines Corp.
5.375% due 02/01/2009	350	353
International Paper Co.
4.000% due 04/01/2010	10,000	9,708
JC Penney Corp., Inc.
6.500% due 12/15/2007	150	150
8.000% due 03/01/2010	16,100	17,142
John Hancock Financial Services, Inc.
5.625% due 12/01/2008	300	302
Johnson & Johnson
6.950% due 09/01/2029	100	116
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,730
Kellogg Co.
6.600% due 04/01/2011	10,000	10,446
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,524
Kraft Foods, Inc.
4.125% due 11/12/2009	100	98
5.625% due 11/01/2011	20,000	20,144
6.250% due 06/01/2012	10,000	10,335
Kroger Co.
5.500% due 02/01/2013	5,000	5,008
Lennar Corp.
5.950% due 10/17/2011	9,000	8,242
Loews Corp.
5.250% due 03/15/2016	30,000	28,899
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	94
5.500% due 10/15/2035	50	43
Mandalay Resort Group
6.500% due 07/31/2009	34,769	35,117
9.500% due 08/01/2008	27,350	28,102
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,133
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,375
Masco Corp.
5.875% due 07/15/2012	5,000	4,986
7.125% due 08/15/2013	10,000	10,498
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,222
May Department Stores Co.
4.800% due 07/15/2009	15,000	14,908
Maytag Corp.
5.000% due 05/15/2015	10,000	9,514
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (q)	139	139
Mazda Motor Corp.
10.500% due 07/01/2008 (q)	17	17
McDonald’s Corp.
5.300% due 03/15/2017	125	122
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,301
Medtronic, Inc.
4.375% due 09/15/2010	100	99
Miller Brewing Co.
5.500% due 08/15/2013	15,000	14,720
Mirage Resorts, Inc.
6.750% due 02/01/2008	41,000	41,205
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,632
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,102
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,025
NSTAR Electric Co.
8.000% due 02/15/2010	100	106
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,565
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,066
6.850% due 10/15/2037	29,800	30,130
Oracle Corp.
5.000% due 01/15/2011	200	200
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	100	105
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,913
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	112	113
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,548
Peabody Energy Corp.
7.375% due 11/01/2016	47,900	50,774
7.875% due 11/01/2026	23,600	25,075
Pemex Project Funding Master Trust
5.750% due 12/15/2015	27,490	27,644
6.625% due 06/15/2035	46,000	47,632
7.375% due 12/15/2014	22,380	24,721
7.875% due 02/01/2009	3,770	3,912
8.000% due 11/15/2011	100,650	110,312
8.625% due 02/01/2022	38,977	48,271
9.125% due 10/13/2010	85	94
9.250% due 03/30/2018	2,000	2,521
9.375% due 12/02/2008	51,650	54,129
9.500% due 09/15/2027	31,000	42,206
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	110
PepsiCo., Inc.
5.750% due 01/15/2008	100	100
Pfizer, Inc.
4.650% due 03/01/2018	150	140
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,865
Praxair, Inc.
6.375% due 04/01/2012	200	210
Procter & Gamble Co.
6.875% due 09/15/2009	100	104
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,227
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,327
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,925
Reynolds American, Inc.
6.394% due 06/15/2011	45,900	45,937
6.750% due 06/15/2017	100	103
7.250% due 06/01/2013	80,000	84,857
7.625% due 06/01/2016	3,000	3,209
RH Donnelley Corp.
8.875% due 10/15/2017 (c)	5,000	5,075
Rohm & Haas Co.
6.000% due 09/15/2017	109,900	110,424
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,275
7.000% due 10/15/2007	3,490	3,490
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,077
Ryland Group, Inc.
5.375% due 06/01/2008	1,250	1,234
SABMiller PLC
5.660% due 07/01/2009	25,000	25,068
Safeway, Inc.
5.550% due 03/27/2009	13,000	13,017
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	157,170	172,019
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,336
Service Corp. International
6.500% due 03/15/2008	8,000	8,018
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009	96,200	96,269
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,800
7.625% due 07/15/2011	23,220	24,147
Southern Natural Gas Co.
6.700% due 10/01/2007	5,144	5,144
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	17,548	18,381
Target Corp.
5.400% due 10/01/2008	200	200
5.875% due 03/01/2012	175	179
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,139

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Texaco Capital, Inc.
5.500% due 01/15/2009	$175	$176
Time Warner Cable, Inc.
5.400% due 07/02/2012	100	99
Time Warner, Inc.
5.730% due 11/13/2009	102,478	101,324
5.875% due 11/15/2016	2,000	1,960
6.500% due 11/15/2036	20,000	19,357
6.875% due 05/01/2012	350	368
7.625% due 04/15/2031	120	131
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	9,000	9,045
Transocean, Inc.
5.869% due 09/05/2008	15,980	15,955
6.625% due 04/15/2011	5,330	5,526
Union Pacific Corp.
4.698% due 01/02/2024	144	137
United Airlines, Inc.
6.071% due 03/01/2013	2,589	2,603
6.201% due 03/01/2010	5,596	5,582
6.602% due 03/01/2015	3,562	3,571
8.030% due 07/01/2011 (a)	465	545
9.060% due 06/17/2015 (a)	3,585	221
9.200% due 03/22/2008 (a)	2,899	1,402
9.210% due 01/21/2017 (a)	8,994	812
10.020% due 03/22/2014 (a)	10,133	4,864
10.125% due 03/22/2015 (a)	12,618	5,978
10.360% due 11/13/2012 (a)	3,782	164
10.850% due 07/05/2014 (a)	34,111	3
10.850% due 02/19/2015 (a)	2,757	1,341
11.080% due 05/27/2024 (a)(q)	8,225	12
United Parcel Service, Inc.
4.250% due 11/15/2012	600	578
United Technologies Corp.
5.691% due 06/01/2009	107,000	107,043
6.100% due 05/15/2012	150	156
United Telecom, Inc.
6.890% due 07/01/2008 (q)	700	702
UnitedHealth Group, Inc.
4.875% due 04/01/2013	175	171
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	40,445
6.875% due 11/21/2036	39,800	41,204
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,359
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	96
5.250% due 09/01/2035	1,850	1,628
6.500% due 08/15/2037	23,200	24,156
Walt Disney Co.
5.824% due 09/10/2009	43,990	43,852
Waste Management, Inc.
7.375% due 08/01/2010	100	106
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,908
6.375% due 01/15/2012	10,360	10,763
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,278
Williams Cos., Inc.
6.375% due 10/01/2010	14,300	14,443
Wyeth
5.500% due 03/15/2013	10,000	9,991
5.950% due 04/01/2037	250	242
Xerox Corp.
6.396% due 12/18/2009	1,200	1,206
9.750% due 01/15/2009	27,950	29,364
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,041

		4,961,343

Utilities 1.5%

Alabama Power Co.
3.125% due 05/01/2008	200	198
5.500% due 10/15/2017	250	246
5.695% due 08/25/2009	17,000	17,069
AT&T, Inc.
4.125% due 09/15/2009	250	246
5.100% due 09/15/2014	525	509
5.460% due 02/05/2010	108,570	108,247
5.648% due 05/15/2008	71,100	71,112
5.785% due 11/14/2008	16,400	16,418
6.450% due 06/15/2034	100	102
6.500% due 09/01/2037	300,000	310,364
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,926
4.240% due 04/26/2021	160,300	159,390
5.200% due 09/15/2014	26,000	25,343
5.658% due 08/15/2008	98,950	98,877
5.682% due 11/15/2007	24,598	24,611
British Telecommunications PLC
8.625% due 12/15/2010	200	220
9.125% due 12/15/2030	250	332
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	9,992
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
CMS Energy Corp.
9.875% due 10/15/2007	16,100	16,140
Consolidated Edison Co.
5.375% due 12/15/2015	100	98
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	29,135
5.390% due 03/23/2009	14,000	13,952
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,505
5.700% due 09/17/2012	100	100
DPL, Inc.
8.000% due 03/31/2009	28,000	29,124
Edison Mission Energy
7.200% due 05/15/2019	900	891
Enel Finance International S.A.
5.700% due 01/15/2013	300	303
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.980% due 12/01/2009	15,000	14,883
6.474% due 12/08/2008	24,340	24,434
Exelon Corp.
4.900% due 06/15/2015	10,000	9,326
6.750% due 05/01/2011	200	208
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,348
Florida Power Corp.
5.975% due 11/14/2008	8,000	8,010
France Telecom S.A.
7.750% due 03/01/2011	970	1,043
Georgia Power Co.
5.700% due 02/17/2009	14,550	14,596
GTE Northwest, Inc.
5.550% due 10/15/2008	250	251
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	54,037
KT Corp.
4.875% due 07/15/2015	100	94
MidAmerican Energy Co.
4.650% due 10/01/2014	100	95
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	42,466
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	277
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	128
Nippon Telegraph & Telephone Corp.
6.000% due 03/25/2008	250	250
NiSource Finance Corp.
6.064% due 11/23/2009	25,600	25,408
6.150% due 03/01/2013	12,000	12,282
Ohio Edison Co.
4.000% due 05/01/2008	150	149
5.450% due 05/01/2015	350	341
5.647% due 06/15/2009	50	51
Peco Energy Co.
5.950% due 10/01/2036	50	49
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,895
6.400% due 11/01/2011	15,000	15,491
Progress Energy, Inc.
5.810% due 01/15/2010	400	401
7.100% due 03/01/2011	23	24
PSEG Power LLC
5.000% due 04/01/2014	400	381
5.500% due 12/01/2015	8,000	7,767
6.950% due 06/01/2012	172	182
Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	46
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	37,494	37,681
7.250% due 02/15/2011	15,500	15,655
Qwest Corp.
5.625% due 11/15/2008	59,710	59,934
7.200% due 11/10/2026	2,150	2,080
7.500% due 06/15/2023	6,850	6,782
7.625% due 06/15/2015	1,700	1,789
7.875% due 09/01/2011	100	106
8.875% due 03/15/2012	26,725	29,297
8.944% due 06/15/2013	2,800	3,003
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	24	24
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,325
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	37,231
Scana Corp.
5.771% due 03/01/2008	24,621	24,662
SEMCO Energy, Inc.
7.125% due 05/15/2008	21,865	22,033
Southern California Edison Co.
5.778% due 12/13/2007	38,080	38,102
Southern California Gas Co.
5.750% due 11/15/2035	75	72

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Sprint Capital Corp.
8.375% due 03/15/2012	$10,750	$11,847
Sprint Nextel Corp.
5.598% due 06/28/2010	100	100
TXU Corp.
4.800% due 11/15/2009	15,000	15,206
TXU Energy Co. LLC
6.194% due 09/16/2008	15,500	15,527
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (q)	2,760	2,767
Verizon Global Funding Corp.
4.000% due 01/15/2008	205	204
6.875% due 06/15/2012	150	160
7.250% due 12/01/2010	200	213
7.375% due 09/01/2012	235	256
7.750% due 12/01/2030	325	377
Verizon New England, Inc.
6.500% due 09/15/2011	300	311
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,856
5.634% due 01/01/2021	3,000	2,851
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	483
Vodafone Group PLC
5.625% due 02/27/2017	50	49
5.785% due 02/27/2012	40,000	39,563

		1,627,091

Total Corporate Bonds & Notes (Cost $29,304,838)		29,313,107

MUNICIPAL BONDS & NOTES 0.4%

Austin Trust Various States, California State Educational Facilities Authority Revenue Bonds, Series 2007
0.000% due 10/01/2037	3,335	3,419
Austin Trust Various States, Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 12/01/2036	20,700	22,434
Austin Trust Various States, Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
0.000% due 11/15/2036	3,335	3,653
Austin Trust Various States, Texas State General Obligation Bonds, Series 2007
0.000% due 04/01/2037	12,400	13,586
Austin Trust Various States, University of Washington Revenue Bonds, (AMBAC Insured), Series 2007
5.500% due 06/01/2037	3,335	3,689
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
6.750% due 05/15/2035	1,955	2,127
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,607
6.375% due 06/01/2032	7,300	7,589
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	8,864
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,445
California State Department of Water Resources Revenue Bonds, Series 2000
5.880% due 12/01/2029	2,500	2,579
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,025
6.125% due 06/01/2038	2,000	2,019
6.125% due 06/01/2043	2,000	2,015
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,761
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
5.962% due 01/01/2014	8,310	8,478
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
5.962% due 01/01/2014	7,810	7,840
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
5.961% due 11/01/2013	2,830	2,865
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
5.942% due 11/15/2013	3,765	3,820
5.943% due 11/15/2013	6,680	6,820
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
5.962% due 02/15/2014	4,335	4,388
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,519
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,605
0.000% due 08/15/2034	5,265	1,404
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.000% due 10/01/2036	2,275	2,279
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,243
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.860% due 07/01/2033	1,195	1,254
5.860% due 12/01/2033	5,000	5,260
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	16,521
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,758
4.750% due 01/15/2028	2,000	2,026
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	58,830	56,038
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA insured), Series 2005
6.023% due 07/01/2013	5,900	5,990
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	18,571
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.870% due 08/01/2034	5,000	5,377
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
6.750% due 07/01/2030	3,335	3,675
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,033
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
5.000% due 06/01/2041	12,500	10,579
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.860% due 02/15/2035	4,022	4,220
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	5,000	5,011
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
5.942% due 07/15/2013	6,375	6,374
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	33,000	3,252
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,065
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,495
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (q)	31,105	35,583
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	14,800	14,732
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,789
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,148
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,072
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	118,400	116,564

Total Municipal Bonds & Notes (Cost $463,269)		481,460

COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley
5.445% due 07/07/2008	297,000	293,100

Total Commodity Index-Linked Notes (Cost $297,000)		293,100

U.S. GOVERNMENT AGENCIES 57.6%

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	39	34
0.950% due 03/25/2009 (b)	761	4
1.000% due 09/25/2023	6	5
3.000% due 01/25/2025	185	183

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
3.444% due 02/25/2023 (b)	$213	$2
3.500% due 02/25/2013 - 09/25/2016	427	423
3.845% due 10/01/2033	123,126	123,098
3.855% due 08/01/2033	58	58
4.000% due 02/25/2009 - 09/01/2020	3,296	3,111
4.229% due 10/01/2034	14,815	14,980
4.245% due 03/01/2034	11,487	11,425
4.246% due 02/01/2035	16,400	16,515
4.250% due 04/25/2028	145	144
4.378% due 11/01/2034	4,080	4,123
4.380% due 03/01/2034	18,714	18,606
4.401% due 10/01/2034	7,173	7,207
4.411% due 11/01/2034	4,934	4,875
4.435% due 12/01/2034	3,610	3,637
4.462% due 09/01/2035	434	434
4.474% due 05/01/2035	58,317	57,686
4.484% due 07/01/2035	7,328	7,273
4.491% due 05/01/2035	9,259	9,215
4.493% due 07/01/2035	8,244	8,200
4.499% due 08/01/2035	14,088	14,025
4.500% due 10/01/2010 - 12/01/2035	15,683	15,542
4.512% due 06/01/2035	5,740	5,726
4.538% due 06/01/2015	296	299
4.620% due 05/01/2009	35	35
4.647% due 02/01/2035	5,906	5,843
4.659% due 11/01/2035	32,840	32,677
4.661% due 11/01/2035	8,117	8,218
4.665% due 07/01/2033	51	51
4.673% due 05/25/2035 - 09/01/2035	50,664	50,503
4.677% due 05/01/2035	39,725	39,291
4.678% due 01/01/2035	543	537
4.680% due 12/01/2012	372	365
4.690% due 02/01/2035 - 06/01/2035	30,468	30,253
4.703% due 09/01/2035	26,099	26,059
4.705% due 12/01/2034	585	578
4.709% due 09/01/2035	18,465	18,450
4.712% due 06/01/2035	5,104	5,058
4.731% due 11/01/2034	5,427	5,375
4.736% due 08/01/2035	7,006	6,952
4.745% due 03/01/2035	166	164
4.800% due 11/01/2035	20,475	20,306
4.817% due 09/01/2034	38,888	38,655
4.832% due 06/01/2035	350	348
4.863% due 01/01/2035	20,946	20,763
4.870% due 05/01/2013	131	128
4.877% due 01/01/2035	25,544	25,330
4.888% due 07/01/2035	6,050	6,047
4.901% due 02/01/2035	12,064	11,993
4.929% due 10/01/2034	6,334	6,397
4.930% due 01/01/2035	27,618	27,394
4.989% due 06/01/2035	1,682	1,677
5.000% due 03/01/2009 - 07/01/2037	12,724,749	12,244,380
5.100% due 07/01/2035	5,786	5,840
5.151% due 03/01/2023	459	466
5.203% due 05/01/2014	102	104
5.251% due 03/25/2034	30	30
5.261% due 03/25/2036	23,592	23,499
5.281% due 08/25/2034	264	262
5.302% due 09/01/2035	83	82
5.370% due 08/25/2043	3,000	3,003
5.375% due 03/01/2023	87	89
5.381% due 06/25/2044	24	24
5.400% due 02/01/2021	145	148
5.430% due 06/01/2022 - 01/01/2036	159	160
5.442% due 09/01/2017	889	875
5.474% due 03/01/2033	185	186
5.481% due 07/25/2021 - 05/25/2042	5,840	5,778
5.487% due 09/01/2024	253	256
5.500% due 05/01/2008 - 10/01/2037	31,181,304	30,584,734
5.500% due 01/01/2033 - 02/01/2035 (j)	541,413	531,906
5.500% due 09/01/2034 - 12/01/2036 (l)	3,968,958	3,895,247
5.531% due 11/01/2024 - 05/25/2031	3,399	3,442
5.536% due 12/01/2033	1,985	2,005
5.543% due 02/01/2028	45	46
5.581% due 10/25/2030	133	135
5.607% due 05/01/2021	38	39
5.631% due 03/25/2017 - 08/25/2030	2,634	2,656
5.690% due 09/01/2021	16	17
5.731% due 05/25/2030	829	831
5.750% due 12/20/2027	1,514	1,499
5.781% due 05/25/2030	829	829
5.815% due 12/01/2018	173	174
5.825% due 10/01/2020	34	34
5.870% due 02/01/2018	48	48
5.906% due 02/01/2012	77	79
5.909% due 12/01/2017	906	924
5.951% due 02/01/2028	761	768
5.960% due 04/01/2018	186	191
5.970% due 07/01/2019	15	15
5.973% due 11/01/2011	134	137
5.998% due 09/01/2021	9	9
6.000% due 02/01/2009 - 10/25/2044	4,800,339	4,811,138
6.014% due 04/18/2028	212	213
6.030% due 03/01/2023	1,089	1,115
6.031% due 04/25/2032	71	72
6.064% due 10/18/2030	1,539	1,548
6.070% due 12/01/2017	5	5
6.072% due 02/01/2021	93	94
6.080% due 07/01/2032	145	147
6.108% due 10/01/2027	264	269
6.118% due 09/01/2034	1,116	1,133
6.170% due 09/01/2019	778	788
6.189% due 07/01/2024	163	167
6.205% due 07/01/2042 - 09/01/2044	29,204	29,487
6.206% due 10/01/2044 - 12/01/2044	45,860	46,146
6.218% due 08/01/2022	1,365	1,395
6.220% due 12/01/2008	46	46
6.225% due 05/01/2023	384	392
6.250% due 01/25/2008 - 02/25/2029	3,043	3,037
6.255% due 09/01/2041	75	75
6.260% due 12/01/2036	606	614
6.279% due 07/01/2019	94	94
6.290% due 02/25/2029	500	521
6.300% due 10/17/2038	18,962	19,029
6.310% due 03/01/2008	82	82
6.320% due 10/01/2013	1,875	1,890
6.390% due 05/25/2036	26,797	27,785
6.405% due 10/01/2030 - 10/01/2040	6,118	6,142
6.480% due 01/01/2011 - 05/01/2030	87	89
6.488% due 11/01/2019	191	192
6.500% due 06/01/2008 - 06/25/2044	1,548,761	1,580,042
6.500% due 09/25/2008 - 10/25/2022 (b)	21	1
6.540% due 12/01/2007	95	95
6.542% due 10/01/2019	353	354
6.555% due 05/01/2017	2	2
6.564% due 04/01/2027	44	44
6.605% due 05/01/2023	163	165
6.625% due 02/01/2022	206	206
6.678% due 08/01/2027	1,774	1,770
6.684% due 09/01/2014	23	23
6.701% due 04/01/2027	65	65
6.730% due 11/01/2007 - 06/01/2022	977	974
6.734% due 03/01/2019	1,008	1,013
6.743% due 12/01/2020	636	640
6.750% due 10/25/2023	381	398
6.764% due 07/01/2021	46	46
6.795% due 11/01/2023	34	34
6.796% due 01/01/2020	845	848
6.814% due 02/01/2020 - 06/01/2023	181	183
6.820% due 06/01/2023	21	21
6.825% due 02/01/2020	64	65
6.831% due 09/01/2022	178	179
6.848% due 11/01/2021	77	79
6.872% due 09/01/2022	76	77
6.900% due 05/25/2023	68	71
6.934% due 08/01/2025	1,242	1,280
6.986% due 05/01/2022	26	26
7.000% due 11/01/2007 - 01/25/2048	19,089	19,784
7.015% due 09/01/2029	12	12
7.025% due 11/01/2022	21	22
7.055% due 05/01/2024	85	87
7.065% due 12/01/2023	216	218
7.095% due 07/01/2026	12	12
7.110% due 10/01/2009	462	476
7.121% due 11/01/2025	242	244
7.124% due 08/01/2027	2,124	2,130
7.128% due 11/01/2025	170	171
7.138% due 03/01/2025	1,016	1,026
7.151% due 07/01/2024 - 09/01/2024	943	955
7.160% due 04/01/2027	7	7
7.173% due 10/01/2024	47	48
7.190% due 11/01/2023	157	160
7.193% due 02/01/2027	457	461
7.200% due 05/01/2021 - 01/01/2024	280	284
7.220% due 11/01/2025	699	703
7.223% due 04/01/2027	65	65

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
7.225% due 10/01/2024	$163	$165
7.226% due 08/01/2026	169	171
7.227% due 05/01/2025 - 05/01/2026	399	406
7.235% due 12/01/2022	44	44
7.239% due 12/01/2010	75	78
7.240% due 01/01/2026 - 02/01/2026	236	240
7.246% due 01/01/2024	74	76
7.250% due 05/01/2009 - 01/01/2023	1,304	1,368
7.251% due 06/01/2025	93	93
7.253% due 06/01/2024	52	52
7.257% due 11/01/2025	37	37
7.279% due 12/01/2025	373	375
7.296% due 08/01/2027	139	140
7.300% due 08/01/2031	133	134
7.305% due 11/01/2025	82	82
7.350% due 09/01/2025	36	36
7.355% due 04/01/2024	386	394
7.362% due 12/01/2025	280	282
7.375% due 05/25/2022	1,356	1,412
7.377% due 06/01/2030	430	442
7.379% due 06/01/2025	799	807
7.391% due 10/01/2027	190	191
7.393% due 09/01/2023	179	180
7.411% due 02/01/2028	75	76
7.460% due 11/01/2023 - 03/01/2026	72	73
7.472% due 08/01/2027	37	37
7.495% due 08/01/2023	92	93
7.500% due 11/01/2010 - 07/25/2041	5,980	6,437
7.510% due 09/25/2008	96	97
7.522% due 12/01/2027	430	434
7.526% due 12/01/2023	94	95
7.547% due 10/01/2023	28	29
7.600% due 12/01/2026	13	13
7.625% due 11/01/2026	40	40
7.722% due 04/01/2026 - 05/01/2027	175	177
7.732% due 10/01/2024	7	7
7.750% due 06/01/2009 - 01/25/2022	2,139	2,279
7.780% due 01/01/2018	2,071	2,318
7.783% due 10/01/2026	11	11
7.800% due 10/25/2022	279	298
7.920% due 03/01/2018	2,563	2,894
7.980% due 05/01/2030	6,229	6,638
8.000% due 04/01/2008 - 06/01/2032	5,249	5,584
8.000% due 08/18/2027 (b)	13	3
8.011% due 02/01/2033	4	4
8.060% due 04/01/2030	1,733	1,865
8.080% due 04/01/2030	952	1,025
8.250% due 10/01/2008 - 02/01/2017	12	12
8.490% due 06/01/2025	889	970
8.500% due 09/01/2008 - 10/01/2032	4,220	4,540
8.750% due 01/25/2021	294	320
9.000% due 07/01/2009 - 12/01/2027	1,912	2,084
9.250% due 04/25/2018	28	30
9.300% due 05/25/2018 - 08/25/2019	80	87
9.500% due 11/01/2009 - 07/01/2022	1,248	1,366
9.705% due 09/25/2028	625	656
10.000% due 08/01/2009 - 05/01/2022	165	184
10.500% due 11/01/2013 - 04/01/2022	59	63
11.000% due 11/01/2013 - 11/01/2020	184	205
11.500% due 08/20/2016 - 11/01/2019	8	8
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	4	4
13.250% due 09/01/2011	2	2
14.750% due 08/01/2012	17	20
15.000% due 10/15/2012	46	53
15.500% due 10/01/2012 - 12/01/2012	3	3
15.750% due 12/01/2011 - 08/01/2012	15	18
16.000% due 09/01/2012	26	30
903.212% due 08/25/2021 (b)	0	8
1000.000% due 04/25/2022 (b)	0	7
1122.425% due 09/25/2008 (b)	0	1
Farmer Mac
7.953% due 01/25/2012	502	508
Federal Housing Administration
6.780% due 07/25/2040	7,298	7,316
6.875% due 11/01/2015	2,008	2,013
6.880% due 02/01/2041	11,088	11,116
6.896% due 07/01/2020	10,995	11,022
6.900% due 12/01/2040	22,020	22,075
6.960% due 05/01/2016	1,466	1,470
6.997% due 09/01/2019	104	105
7.110% due 05/01/2019	1,767	1,777
7.310% due 06/01/2041	22,889	23,026
7.315% due 08/01/2019	5,274	5,320
7.350% due 04/01/2019 - 11/01/2020	634	640
7.375% due 02/01/2018	163	165
7.400% due 01/25/2020 - 02/01/2021	3,959	3,999
7.430% due 10/01/2018 - 06/01/2024	15,871	16,030
7.450% due 05/01/2021	2,443	2,468
7.460% due 01/01/2023	243	246
7.465% due 11/01/2019	1,986	2,006
7.500% due 03/01/2032	3,167	3,206
7.580% due 12/01/2040	7,190	7,334
7.630% due 08/01/2041	17,257	17,602
7.780% due 11/01/2040	7,192	7,336
8.250% due 01/01/2041	4,599	4,714
8.375% due 02/01/2012	142	146
Freddie Mac
3.000% due 05/15/2022	400	397
3.500% due 05/15/2016 - 07/15/2032	3,058	2,996
4.000% due 04/01/2011 - 12/15/2024	76,351	75,899
4.250% due 03/15/2017 - 04/15/2023	15,291	15,221
4.500% due 11/01/2008 - 05/01/2034	32,191	31,926
4.547% due 01/01/2034 - 08/01/2035	14,678	14,806
4.582% due 09/01/2035	21,827	21,724
4.632% due 07/01/2035	21,331	21,342
4.705% due 06/01/2035	6,132	6,069
4.836% due 10/01/2035	42,072	41,763
4.844% due 11/01/2035	36,905	36,629
4.875% due 03/01/2035	5,386	5,339
4.891% due 10/01/2035	28,793	28,599
4.898% due 10/01/2035	39,112	38,839
4.906% due 11/01/2034	251	252
4.910% due 07/01/2035	70	69
4.944% due 11/01/2035	27,758	27,580
4.973% due 02/15/2008 (b)	3	0
5.000% due 06/15/2016 - 08/01/2037	386,068	380,166
5.013% due 12/01/2026	992	993
5.134% due 05/01/2035	42,651	42,576
5.391% due 08/25/2031	254	255
5.500% due 04/01/2022 - 09/01/2037	4,152,227	4,068,224
5.550% due 10/25/2023	215	215
5.589% due 05/01/2023	15	15
5.719% due 08/15/2032	5,839	5,811
5.750% due 05/01/2018	355	359
5.781% due 01/01/2022	98	99
5.850% due 03/01/2021	1,113	1,125
5.875% due 09/01/2018	84	84
5.902% due 08/15/2019 - 10/15/2020	19,798	19,739
5.912% due 03/01/2022	1,544	1,557
5.930% due 05/01/2018	333	340
5.950% due 06/15/2028	39,738	39,765
5.952% due 11/15/2024	620	620
5.980% due 02/01/2021	7	7
5.982% due 02/15/2019	12,534	12,502
5.992% due 05/15/2036	97	96
6.000% due 02/15/2008 - 09/01/2037	605,768	607,909
6.012% due 01/01/2021	47	47
6.040% due 07/01/2019	9	9
6.049% due 07/01/2032	5	5
6.065% due 10/01/2022	48	49
6.095% due 05/01/2020	19	19
6.102% due 03/15/2025 - 06/15/2031	10,756	10,716
6.131% due 05/25/2043	15,969	16,071
6.149% due 05/01/2021	1,511	1,520
6.152% due 06/15/2018 - 06/15/2031	933	934
6.200% due 12/15/2008	376	376
6.202% due 11/15/2030 - 12/15/2031	40	41
6.205% due 10/25/2044 - 02/25/2045	42,266	42,361
6.250% due 04/15/2023 - 01/15/2036	4,120	4,160
6.252% due 09/15/2030 - 01/15/2032	263	263
6.253% due 12/01/2018	404	407
6.256% due 05/01/2020	75	76
6.280% due 02/01/2019	353	355

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.405% due 07/25/2044	$3,081	$3,076
6.500% due 04/01/2008 - 07/25/2043	424,665	436,589
6.500% due 11/15/2008 - 09/15/2023 (b)	60	2
6.613% due 10/01/2020	11	11
6.625% due 04/01/2017	7	7
6.652% due 10/01/2020	260	266
6.700% due 10/25/2023	1,074	1,093
6.750% due 12/01/2016	179	181
6.831% due 09/01/2023	30	30
6.950% due 07/15/2021 - 08/15/2021	51	51
6.956% due 06/01/2022	30	30
6.992% due 12/01/2019	5	5
7.000% due 12/01/2007 - 10/25/2043	51,796	53,537
7.000% due 08/15/2008 - 09/15/2023 (b)	60	6
7.028% due 12/01/2022	22	23
7.030% due 01/01/2019	60	61
7.073% due 05/01/2023	197	196
7.075% due 01/01/2019	2	2
7.105% due 05/01/2018	59	59
7.108% due 07/01/2020	165	167
7.110% due 07/01/2022	109	112
7.115% due 07/01/2023	75	77
7.125% due 01/01/2019	1	1
7.148% due 09/01/2023	205	205
7.153% due 06/01/2022	635	645
7.158% due 07/01/2023	243	242
7.164% due 11/01/2026	476	481
7.186% due 04/01/2025	188	191
7.194% due 08/01/2023	1	1
7.200% due 06/01/2024	264	270
7.204% due 08/01/2023	120	122
7.209% due 08/01/2023	646	655
7.216% due 10/01/2026	464	474
7.222% due 08/01/2023	103	105
7.228% due 04/01/2024	901	913
7.236% due 02/01/2023	157	159
7.238% due 06/01/2024	620	629
7.240% due 01/01/2024	50	50
7.244% due 07/01/2025	877	884
7.250% due 04/01/2023	17	18
7.254% due 02/01/2025	28	28
7.258% due 11/01/2028	935	945
7.259% due 06/01/2021	571	580
7.260% due 10/01/2024 - 09/01/2028	234	240
7.271% due 11/01/2023	238	239
7.283% due 03/01/2024	321	324
7.288% due 11/01/2020	90	90
7.291% due 07/01/2024	150	151
7.292% due 09/01/2023	708	713
7.316% due 08/01/2023	1,370	1,380
7.317% due 05/01/2023	101	103
7.325% due 09/01/2027	56	56
7.338% due 04/01/2029	170	171
7.340% due 02/01/2026 - 07/01/2027	437	445
7.357% due 05/01/2023	59	60
7.358% due 09/01/2023	146	147
7.369% due 09/01/2023	379	386
7.393% due 11/01/2023	10	10
7.395% due 12/01/2023	154	156
7.396% due 10/01/2023	207	209
7.420% due 07/01/2030	1,076	1,104
7.425% due 01/01/2028	34	35
7.441% due 10/01/2023	132	133
7.443% due 10/01/2023	185	187
7.448% due 08/01/2023	47	48
7.470% due 10/01/2023	297	298
7.481% due 10/01/2023	58	58
7.485% due 01/01/2024	65	66
7.500% due 09/01/2008 - 07/01/2032	21,003	21,748
7.523% due 06/01/2020	94	97
7.531% due 07/01/2019	282	289
7.645% due 05/01/2025	5,867	6,403
8.000% due 12/01/2007 - 09/15/2024	5,647	5,720
8.250% due 12/01/2007 - 06/15/2022	302	301
8.500% due 02/01/2008 - 06/01/2030	3,291	3,328
8.750% due 04/01/2009 - 12/15/2020	147	147
8.900% due 11/15/2020	1,035	1,031
9.000% due 04/01/2009 - 07/01/2030	793	810
9.000% due 05/01/2022 (b)	7	2
9.250% due 10/01/2009 - 07/01/2017	3	4
9.500% due 09/01/2016 - 12/01/2022	780	826
10.000% due 11/01/2011 - 03/01/2021	74	80
10.100% due 09/01/2016	108	122
10.250% due 04/01/2009 - 07/01/2009	34	35
10.500% due 10/01/2017 - 01/01/2021	28	32
10.750% due 09/01/2009	3	3
11.000% due 06/01/2011 - 05/01/2020	41	46
11.250% due 10/01/2009 - 09/01/2015	4	4
11.500% due 01/01/2018	4	4
12.500% due 12/01/2012	2	2
13.250% due 10/01/2013	54	62
14.000% due 04/01/2016	3	4
15.500% due 08/01/2011 - 11/01/2011	2	3
Ginnie Mae
4.500% due 11/16/2028 - 07/15/2033	8,735	8,464
5.000% due 10/20/2029 - 07/20/2037	3,976	3,901
5.500% due 07/20/2028 - 02/20/2036	6,164	6,185
5.650% due 10/15/2012	4	4
5.750% due 08/20/2020 - 02/20/2032	38,905	39,266
5.896% due 06/20/2030	65	65
5.996% due 09/20/2030	256	256
6.000% due 10/15/2008 - 08/15/2037	119,017	120,003
6.125% due 12/20/2015 - 12/20/2029	32,541	32,858
6.152% due 06/16/2031 - 03/16/2032	632	634
6.202% due 10/16/2030	881	885
6.250% due 01/20/2028 - 03/20/2030	8,936	9,015
6.252% due 02/16/2030 - 04/16/2032	4,282	4,313
6.302% due 12/16/2025	136	137
6.352% due 02/16/2030	2,872	2,898
6.375% due 02/20/2017 - 05/20/2030	75,147	75,902
6.402% due 02/16/2030	1,372	1,384
6.446% due 03/20/2031	240	243
6.500% due 10/15/2008 - 07/15/2040	68,710	70,853
6.670% due 08/15/2040	921	954
6.750% due 06/20/2028 - 10/16/2040	43,015	44,325
6.875% due 04/20/2023	44	45
7.000% due 01/15/2008 - 11/15/2032	8,656	8,958
7.250% due 07/16/2028	4	4
7.500% due 04/15/2008 - 05/15/2032	9,579	9,861
7.700% due 03/15/2041	6,553	7,059
7.750% due 12/20/2020 - 12/15/2040	1,593	1,684
8.000% due 10/20/2007 - 10/20/2031	1,331	1,412
8.250% due 04/15/2008 - 04/15/2020	125	133
8.300% due 06/15/2019	22	24
8.500% due 09/15/2009 - 04/15/2031	1,119	1,205
9.000% due 09/15/2008 - 08/15/2030	980	1,054
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	561	608
10.000% due 02/15/2013 - 02/15/2025	562	636
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	113	129
11.000% due 04/15/2010 - 04/20/2019	23	26
11.500% due 04/15/2013 - 10/15/2015	15	17
12.000% due 11/15/2012 - 05/15/2016	95	109
13.000% due 12/15/2012	3	3
13.500% due 10/15/2012 - 09/15/2014	28	33
15.000% due 08/15/2011 - 11/15/2012	42	49
16.000% due 11/15/2011 - 05/15/2012	34	40
17.000% due 11/15/2011 - 12/15/2011	15	18
Small Business Administration
3.870% due 01/01/2014	1,392	1,359
4.340% due 03/01/2024	263	251

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
4.504% due 02/01/2014	$121	$115
4.524% due 02/10/2013	14,386	14,073
4.754% due 08/10/2014	77	75
4.770% due 04/01/2024	1,233	1,209
4.890% due 12/01/2023	1,516	1,498
4.980% due 11/01/2023	10,522	10,455
5.090% due 10/01/2025	1,014	1,007
5.110% due 08/01/2025	696	692
5.130% due 09/01/2023	6,686	6,693
5.190% due 07/01/2024	395	396
5.310% due 05/01/2027	500	500
5.340% due 11/01/2021	8,480	8,581
5.780% due 08/01/2027	100	102
6.030% due 02/01/2012	11,161	11,344
6.340% due 03/01/2021	14,309	14,781
6.344% due 08/01/2011	1,463	1,492
6.640% due 02/01/2011	3,364	3,454
6.700% due 12/01/2016	4,487	4,617
6.900% due 12/01/2020	4,504	4,704
6.950% due 11/01/2016	1,108	1,143
7.150% due 03/01/2017	1,999	2,073
7.190% due 12/01/2019	172	180
7.449% due 08/01/2010	8,390	8,550
7.452% due 09/10/2010	1,487	1,540
7.500% due 04/01/2017	1,176	1,222
7.540% due 08/10/2009	6,236	6,403
7.630% due 06/01/2020	7,909	8,356
7.640% due 03/10/2010	2,614	2,707
7.700% due 07/01/2016	130	135
8.017% due 02/10/2010	9,351	9,713
Small Business Administration Participation Certificates
5.950% due 05/01/2009	255	256
Tennessee Valley Authority
4.250% due 03/15/2013	180	175
6.000% due 03/15/2013	250	266
Vendee Mortgage Trust
0.451% due 06/15/2023 (b)	26,085	353
6.500% due 09/15/2024	18,938	19,832
6.812% due 01/15/2030	2,528	2,602

Total U.S. Government Agencies (Cost $61,889,085)		61,585,516

U.S. TREASURY OBLIGATIONS 2.3%

Treasury Inflation Protected Securities (g)
1.875% due 07/15/2013	170,121	167,463
2.000% due 01/15/2014	57,949	57,134
2.000% due 01/15/2026	20,361	19,451
2.375% due 04/15/2011	509,102	512,563
2.375% due 01/15/2017	207	208
2.375% due 01/15/2025	297,672	300,393
2.375% due 01/15/2027	659,151	667,391
2.625% due 07/15/2017	348,425	359,259
3.000% due 07/15/2012	32,788	34,136
3.625% due 04/15/2028	200,588	244,404
U.S. Treasury Notes
4.500% due 05/15/2017	50,000	49,734

Total U.S. Treasury Obligations (Cost $2,381,766)		2,412,136

MORTGAGE-BACKED SECURITIES 3.5%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	551	538
4.390% due 02/25/2045	107,519	106,288
4.440% due 02/25/2045	50	48
Arran Residential Mortgages Funding PLC
5.826% due 04/12/2036	3,971	3,970
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	100,363	100,011
Banc of America Funding Corp.
4.112% due 05/25/2035	156,781	153,948
4.614% due 02/20/2036	84	83
5.191% due 01/25/2037	7,413	7,349
5.250% due 09/20/2034	200	197
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033	198	197
6.500% due 10/25/2031	444	449
6.500% due 09/25/2033	18,160	18,331
7.420% due 07/20/2032	1,618	1,641
Bear Stearns Adjustable Rate Mortgage Trust
4.539% due 08/25/2033	61	59
4.550% due 08/25/2035	289	290
4.613% due 01/25/2034	529	535
4.750% due 10/25/2035	148,547	147,123
4.779% due 01/25/2034	24	24
5.292% due 04/25/2033	8,133	8,129
5.302% due 02/25/2033	235	239
5.393% due 04/25/2033	21,689	21,592
5.435% due 04/25/2033	654	652
5.605% due 02/25/2033	16,006	15,947
5.866% due 11/25/2034	197	199
6.090% due 01/25/2034	73	75
6.282% due 11/25/2030	12,547	12,513
Bear Stearns Alt-A Trust
3.995% due 02/25/2034	12,527	12,562
5.012% due 01/25/2035	16,505	16,595
5.331% due 02/25/2034	141	140
5.336% due 09/25/2034	503	503
5.351% due 04/25/2035	6,229	6,174
5.374% due 05/25/2035	201,966	202,380
5.507% due 09/25/2035	91,205	91,110
5.905% due 01/25/2036	43,635	43,861
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	3,679	3,640
5.060% due 11/15/2016	9,989	9,985
5.910% due 02/14/2031	5	5
6.440% due 06/16/2030	11,060	11,106
7.000% due 05/20/2030	36,622	38,879
Bear Stearns Mortgage Securities, Inc.
6.398% due 06/25/2030	374	381
CC Mortgage Funding Corp.
5.311% due 05/25/2036	8,428	8,245
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	242
Citigroup Commercial Mortgage Trust
5.822% due 08/15/2021	285	285
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	18,576	18,105
4.248% due 08/25/2035	111,887	109,295
4.677% due 08/25/2035	133,600	132,366
4.700% due 12/25/2035	67,062	65,947
4.748% due 08/25/2035	243	241
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	618	616
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	63	64
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	156
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,079	1,070
5.201% due 07/25/2046	929	928
5.331% due 05/25/2036	4,453	4,369
5.481% due 09/25/2035	4,481	4,410
5.646% due 05/20/2046	3,178	3,161
6.000% due 10/25/2032	5,136	5,135
6.250% due 12/25/2033	48	48
Countrywide Home Loan Mortgage Pass-Through Trust
3.850% due 10/19/2032	21	21
5.250% due 02/20/2036	61,093	60,759
5.361% due 05/25/2035	25,569	24,892
5.401% due 05/25/2034	1	1
5.421% due 04/25/2035	30,641	30,043
5.451% due 03/25/2035	33	32
5.461% due 02/25/2035	29	29
5.471% due 02/25/2035	35	34
5.471% due 06/25/2035	657	644
5.500% due 11/25/2035	11,341	9,324
5.511% due 09/25/2034	67	67
6.500% due 01/25/2034	722	740
6.834% due 07/19/2031	50	50
7.500% due 06/25/2035	690	730
CS First Boston Mortgage Securities Corp.
4.422% due 04/25/2034	66,776	66,073
5.640% due 05/25/2032	21	21
5.953% due 03/25/2032	783	781
6.500% due 04/25/2033	3,717	3,748
6.890% due 06/25/2032	11	11
7.252% due 05/25/2032	168	168
7.290% due 09/15/2041	280	290
7.317% due 06/25/2032	11	11
7.500% due 12/25/2032	8	9
Denver Arena Trust
6.940% due 11/15/2019	3,048	3,017
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.201% due 12/25/2036	43,064	42,988
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.221% due 08/25/2037	24,387	24,217
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	495	510
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	403	395
8.000% due 03/25/2022	9	9
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	35	35
First Nationwide Trust
6.750% due 08/21/2031	5,148	5,134
First Republic Mortgage Loan Trust
5.451% due 06/25/2030	4,029	3,935
6.052% due 08/15/2032	523	522
6.102% due 11/15/2031	22	22
Fund America Investors Corp. II
5.994% due 06/25/2023	15	15
6.920% due 06/25/2023	354	354
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	27,251	26,920
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	71	71
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	51	55
Government Lease Trust
4.000% due 05/18/2011	35,750	34,902

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
6.480% due 05/18/2011	$12,301	$12,623
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	11,759	12,017
6.620% due 10/18/2030	21,719	21,832
6.624% due 05/03/2018	55,900	59,266
GSR Mortgage Loan Trust
4.409% due 12/25/2034	87	87
4.540% due 09/25/2035	112,665	111,590
4.551% due 09/25/2035	91,922	91,423
5.251% due 11/25/2035	222,028	212,493
5.308% due 06/25/2034	126	125
5.481% due 01/25/2034	126	125
5.500% due 03/25/2035	150	149
6.000% due 03/25/2032	135	133
GSRPM Mortgage Loan Trust
5.831% due 01/25/2032	2,845	2,860
Harborview Mortgage Loan Trust
5.261% due 04/19/2038	32,549	31,738
5.742% due 03/19/2037	21,630	21,269
5.836% due 06/20/2035	2,518	2,470
5.852% due 01/19/2035	5,963	5,853
5.872% due 02/19/2034	21	21
Indymac ARM Trust
6.605% due 01/25/2032	1,197	1,193
6.637% due 01/25/2032	315	314
6.947% due 08/25/2031	505	504
Indymac Index Mortgage Loan Trust
5.163% due 01/25/2036	22,923	23,181
Indymac Loan Trust
5.411% due 07/25/2009	61	61
JPMorgan Alternative Loan Trust
5.201% due 05/25/2036	2,394	2,392
JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	100	101
JPMorgan Mortgage Trust
4.770% due 07/25/2035	179	178
4.856% due 02/25/2036	24,003	23,803
5.010% due 07/25/2035	49,336	49,127
LB Mortgage Trust
8.465% due 01/20/2017	20,928	22,698
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,630
5.969% due 03/15/2026	73	73
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.832% due 09/15/2021	1,243	1,242
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	11,700	11,444
5.191% due 05/25/2034	172	172
6.178% due 10/25/2032	4,181	4,166
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,438	2,375
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	27,536	27,919
6.500% due 08/25/2032	51,250	51,396
Mellon Residential Funding Corp.
5.787% due 12/15/2030	4,831	4,787
5.851% due 06/15/2030	762	752
5.986% due 10/20/2029	14,465	14,484
6.102% due 11/15/2031	21,837	21,767
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	127	126
5.341% due 02/25/2036	93	92
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	8,516	8,493
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	183,040	178,644
5.461% due 06/25/2028	5,140	5,059
6.132% due 03/15/2025	300	287
Morgan Stanley Capital I
5.500% due 04/25/2017	56	56
5.812% due 10/15/2020	93,545	93,134
6.160% due 04/03/2014	3,022	3,045
6.170% due 10/03/2034	1,401	1,415
Nationslink Funding Corp.
6.170% due 11/10/2030	1,190	1,189
6.888% due 11/10/2030	66	66
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,295	3,449
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	45	46
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	3
Prime Mortgage Trust
5.531% due 02/25/2019	3,409	3,407
5.531% due 02/25/2034	16,539	16,346
Provident Funding Mortgage Loan Trust
3.899% due 10/25/2035	16,516	16,322
4.381% due 04/25/2034	20,597	20,699
Prudential-Bache CMO Trust
8.400% due 03/20/2021	499	497
Prudential Home Mortgage Securities
7.500% due 03/25/2008	40	40
RAAC Series 2005-SP1
5.000% due 09/25/2034	11,668	11,620
Regal Trust IV
5.724% due 09/29/2031	1,568	1,568
Resecuritization Mortgage Trust
5.379% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
5.231% due 09/25/2046	20,079	19,878
Residential Asset Mortgage Products, Inc.
5.675% due 07/25/2024	1,134	1,131
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	764	767
Salomon Brothers Mortgage Securities VII, Inc.
5.631% due 05/25/2032	202	202
7.552% due 12/25/2030	169	168
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	288	288
Sears Mortgage Securities
12.000% due 02/25/2014	84	83
Securitized Asset Sales, Inc.
7.594% due 11/26/2023	148	147
Sequoia Mortgage Trust
4.082% due 04/20/2035	52,948	52,335
5.846% due 07/20/2033	316	313
5.852% due 10/19/2026	453	449
Structured Adjustable Rate Mortgage Loan Trust
5.316% due 08/25/2034	596	600
5.450% due 01/25/2036	15,778	15,843
6.383% due 01/25/2035	311	312
Structured Asset Mortgage Investments, Inc.
5.301% due 03/25/2037	63	62
5.321% due 06/25/2036	2,801	2,742
5.351% due 05/25/2036	82	80
5.441% due 12/25/2035	6,013	5,895
5.752% due 07/19/2035	275	269
5.832% due 09/19/2032	15,489	15,471
5.852% due 03/19/2034	23	23
5.855% due 04/30/2030	2	2
6.362% due 05/25/2022	1,995	1,916
Structured Asset Securities Corp.
5.322% due 10/25/2035	197	195
5.385% due 03/25/2033	11,586	11,463
6.063% due 02/25/2032	2,948	2,942
6.150% due 07/25/2032	2,027	2,021
6.846% due 05/25/2032	134	134
7.188% due 01/25/2032	2,561	2,554
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	41	40
TBW Mortgage-Backed Pass-Through Certificates
5.241% due 01/25/2037	124	124
6.080% due 09/25/2036	7,152	7,154
Thornburg Mortgage Securities Trust
5.236% due 05/25/2046	20,905	20,784
5.251% due 10/25/2046	5,833	5,748
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,066
6.800% due 01/25/2028	2,680	2,702
Wachovia Bank Commercial Mortgage Trust
5.842% due 09/15/2021	2,402	2,394
Washington Mutual, Inc.
4.208% due 06/25/2033	24,963	24,742
5.211% due 06/25/2046	853	852
5.321% due 04/25/2045	1,090	1,089
5.391% due 11/25/2045	6,893	6,786
5.421% due 08/25/2045	665	663
5.421% due 10/25/2045	49,385	48,309
5.441% due 01/25/2045	29	28
5.527% due 02/27/2034	520	517
5.671% due 12/25/2027	2,008	2,008
5.771% due 12/25/2027	32,181	31,906
5.777% due 05/25/2046	4,037	4,040
5.777% due 10/25/2046	1,456	1,448
5.932% due 11/25/2034	100	99
5.963% due 06/25/2046	53,742	52,656
5.983% due 02/25/2046	155	151
6.183% due 11/25/2042	429	430
6.383% due 06/25/2042	2,648	2,608
6.383% due 08/25/2042	367	368
6.483% due 11/25/2046	2,781	2,786
Washington Mutual MSC Mortgage Pass-Through Certificates
3.959% due 06/25/2033	19,107	18,833
5.390% due 02/25/2033	230	230
7.225% due 05/25/2033	365	370
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034	37,002	36,330
3.988% due 12/25/2034	609	599
4.318% due 07/25/2035	49,635	49,186
4.950% due 03/25/2036	255,206	252,289
5.200% due 03/25/2036	9,788	9,722

Total Mortgage-Backed Securities (Cost $3,696,576)		3,694,789

ASSET-BACKED SECURITIES 2.2%

Accredited Mortgage Loan Trust
5.181% due 02/25/2037	11,648	11,577
5.291% due 09/25/2035	282	282

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
ACE Securities Corp.
5.181% due 06/25/2036	$9,024	$8,993
5.181% due 07/25/2036	17,454	17,396
5.201% due 12/25/2035	7,603	7,586
5.211% due 02/25/2036	5,907	5,893
Ameriquest Mortgage Securities, Inc.
5.561% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.401% due 06/25/2032	363	363
5.421% due 07/25/2032	3	3
Argent Securities, Inc.
5.181% due 10/25/2036	12,317	12,224
5.191% due 05/25/2036	4,469	4,464
5.201% due 04/25/2036	6,776	6,770
5.211% due 03/25/2036	5,466	5,460
Asset-Backed Funding Certificates
5.191% due 10/25/2036	4,705	4,678
Asset-Backed Securities Corp. Home Equity
5.191% due 03/25/2036	617	616
5.191% due 07/25/2036	7,156	7,135
5.201% due 03/25/2036	1,310	1,309
5.211% due 05/25/2037	15,285	15,155
5.291% due 05/25/2035	101	101
5.406% due 09/25/2034	84	82
Bank One Issuance Trust
5.862% due 12/15/2010	30,150	30,162
Basic Asset-Backed Securities Trust
5.211% due 04/25/2036	5,244	5,235
Bear Stearns Asset-Backed Securities, Inc.
5.171% due 02/25/2037	11,723	11,662
5.191% due 05/25/2036	1,683	1,675
5.201% due 12/25/2036	15,286	15,163
5.211% due 12/25/2035	1,432	1,430
5.221% due 04/25/2036	12,825	12,795
5.281% due 01/25/2037	41,617	41,167
5.321% due 01/25/2047	800	794
5.331% due 09/25/2034	45	45
5.340% due 06/25/2043	4,087	4,129
5.451% due 12/25/2034	12	12
5.461% due 10/25/2032	8,945	8,756
5.531% due 10/27/2032	3,422	3,389
Brazos Student Finance Corp.
5.430% due 06/01/2023	4,628	4,638
Carmax Auto Owner Trust
5.328% due 06/16/2008	17,796	17,804
Carrington Mortgage Loan Trust
5.171% due 05/25/2036	4,785	4,768
5.181% due 08/25/2036	6,114	6,089
5.181% due 01/25/2037	174	173
5.196% due 02/25/2036	29	29
5.251% due 02/25/2036	20,000	19,953
Cendant Mortgage Corp.
6.000% due 07/25/2043	2,760	2,730
Centex Home Equity
5.181% due 06/25/2036	418	418
Chase Credit Card Master Trust
5.862% due 07/15/2010	15,895	15,902
Chase Funding Mortgage Loan Asset-Backed Certificates
5.631% due 10/25/2031	25	25
5.771% due 08/25/2032	2,208	2,176
5.871% due 10/25/2032	148	146
Chase Issuance Trust
5.772% due 07/15/2010	32,000	32,009
CIT Group Home Equity Loan Trust
5.401% due 06/25/2033	15	15
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	20,000	19,820
5.530% due 02/07/2010	15,000	15,008
Citibank Credit Card Master Trust I
6.050% due 01/15/2010	5,121	5,134
Citigroup Mortgage Loan Trust, Inc.
5.181% due 11/25/2036	9,392	9,350
5.201% due 12/25/2036	1,081	1,075
5.201% due 05/25/2037	30,365	30,232
Community Program Loan Trust
4.500% due 10/01/2018	7,775	7,701
4.500% due 04/01/2029	26,000	24,443
Conseco Finance
6.202% due 05/15/2032	145	136
Countrywide Asset-Backed Certificates
5.161% due 01/25/2046	51,159	50,918
5.181% due 03/25/2037	29,781	29,642
5.181% due 05/25/2037	2,846	2,827
5.181% due 07/25/2037	172	171
5.181% due 08/25/2037	77,422	76,895
5.201% due 06/25/2036	10,605	10,591
5.201% due 07/25/2036	4,255	4,246
5.201% due 08/25/2036	3,348	3,344
5.201% due 09/25/2036	2,075	2,074
5.211% due 06/25/2037	17,122	16,989
5.221% due 04/25/2036	17	17
5.261% due 07/25/2036	3,078	3,075
5.291% due 02/25/2036	10,891	10,833
5.611% due 12/25/2031	4	4
Credit-Based Asset Servicing & Securitization LLC
5.191% due 03/25/2036	4,139	4,131
5.201% due 01/25/2037	165	164
5.681% due 04/25/2032	731	725
CS First Boston Mortgage Securities Corp.
5.751% due 01/25/2032	452	442
5.831% due 07/25/2032	52	50
6.245% due 08/25/2032	1,615	1,583
Delta Funding Home Equity Loan Trust
6.572% due 09/15/2029	250	242
Discover Card Master Trust I
6.128% due 10/16/2013	400	401
Equity One Asset-Backed Securities, Inc.
5.411% due 11/25/2032	165	161
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	3	3
Fieldstone Mortgage Investment Corp.
5.211% due 05/25/2036	5,102	5,084
First Alliance Mortgage Loan Trust
5.571% due 01/25/2025	10	10
6.256% due 03/20/2031	1,332	1,322
First Franklin Mortgage Loan Asset-Backed Certificates
5.161% due 07/25/2036	10,864	10,814
5.181% due 10/25/2036	23,170	22,855
5.181% due 11/25/2036	7,802	7,690
5.181% due 03/25/2037	12,905	12,825
5.201% due 01/25/2036	2,779	2,778
5.201% due 03/25/2036	251	250
5.201% due 12/25/2036	12,715	12,574
5.211% due 02/25/2036	1,111	1,109
5.221% due 01/25/2036	33,580	33,453
5.501% due 12/25/2034	3,924	3,885
First USA Credit Card Master Trust
5.774% due 04/18/2011	20,000	20,005
FMAC Loan Receivables Trust
6.500% due 09/15/2020	41	34
7.900% due 04/15/2019	20	19
Ford Credit Auto Owner Trust
5.349% due 07/15/2008	6,172	6,175
Fremont Home Loan Trust
5.181% due 10/25/2036	11,842	11,761
5.301% due 01/25/2036	99	99
Green Tree Financial Corp.
6.240% due 11/01/2016	40	39
6.480% due 12/01/2030	29	30
6.870% due 04/01/2030	924	921
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
GSAMP Trust
5.171% due 08/25/2036	528	525
5.191% due 04/25/2036	1,496	1,495
5.201% due 01/25/2036	9,183	9,098
5.201% due 02/25/2036	5,164	5,148
5.221% due 11/25/2035	2,267	2,233
5.421% due 03/25/2034	929	926
GSR Mortgage Loan Trust
5.231% due 11/25/2030	49	48
HFC Home Equity Loan Asset-Backed Certificates
5.786% due 01/20/2034	17,991	17,566
5.846% due 09/20/2033	36	35
5.902% due 03/20/2036	13,581	13,265
Home Equity Asset Trust
5.191% due 05/25/2037	28,638	28,436
5.211% due 05/25/2036	20,019	19,916
5.731% due 11/25/2032	154	147
HSBC Asset Loan Obligation
5.191% due 12/25/2036	2,305	2,300
HSI Asset Securitization Corp. Trust
5.181% due 12/25/2036	81,259	80,521
5.211% due 12/25/2035	8,913	8,878
IMC Home Equity Loan Trust
7.172% due 07/25/2026	73	73
7.310% due 11/20/2028	48	48
7.500% due 04/25/2026	50	50
7.520% due 08/20/2028	32	32
Indymac Residential Asset-Backed Trust
5.171% due 08/25/2036	12,859	12,829
5.191% due 04/25/2037	177	176
5.221% due 03/25/2036	12,606	12,583
IXIS Real Estate Capital Trust
5.191% due 08/25/2036	10,726	10,704
JPMorgan Mortgage Acquisition Corp.
5.171% due 08/25/2036	7,716	7,682
5.181% due 07/25/2036	10,893	10,842
5.191% due 01/25/2032	2,237	2,236
5.191% due 05/25/2037	22,893	22,690
5.201% due 03/25/2036	1,209	1,206
5.211% due 08/25/2036	22,550	22,381
5.221% due 10/25/2036	760	755
Lehman ABS Mortgage Loan Trust
5.221% due 06/25/2037	19,525	19,436
Lehman XS Trust
5.201% due 05/25/2046	263	263
5.211% due 04/25/2046	21,110	21,058
5.211% due 06/25/2046	20,685	20,649
5.211% due 08/25/2046	6,356	6,308

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
5.221% due 05/25/2046	$15,969	$15,905
Long Beach Mortgage Loan Trust
5.171% due 07/25/2036	11,888	11,835
5.191% due 05/25/2046	698	697
5.201% due 03/25/2036	3,552	3,550
5.211% due 01/25/2036	8	8
5.211% due 02/25/2036	3,047	3,046
5.221% due 01/25/2046	1,382	1,378
5.271% due 02/25/2036	30,000	29,847
5.411% due 10/25/2034	5,132	5,004
MASTR Asset-Backed Securities Trust
5.181% due 03/25/2036	8,878	8,840
5.191% due 10/25/2036	1,421	1,418
5.211% due 01/25/2036	13,861	13,827
5.241% due 11/25/2035	11,560	11,539
MBNA Credit Card Master Note Trust
6.252% due 03/15/2010	65,000	65,019
Merrill Lynch First Franklin Mortgage Loan Trust
5.191% due 07/25/2037	11,214	11,122
Merrill Lynch Mortgage Investors, Inc.
5.161% due 05/25/2037	3,480	3,461
5.191% due 03/25/2037	4,469	4,465
5.191% due 10/25/2037	896	890
5.201% due 08/25/2036	1,123	1,119
5.201% due 02/25/2037	7,198	7,180
5.201% due 07/25/2037	31,545	31,316
5.251% due 02/25/2037	9,407	9,333
Mid-State Trust
6.340% due 10/15/2036	22,975	22,916
7.340% due 07/01/2035	1,022	1,095
7.791% due 03/15/2038	3,973	4,195
8.330% due 04/01/2030	21,527	22,442
Morgan Stanley ABS Capital I
5.171% due 04/25/2036	3,834	3,822
5.171% due 06/25/2036	102	101
5.191% due 03/25/2036	9,183	9,162
5.201% due 12/25/2035	2,719	2,710
5.201% due 03/25/2036	13,576	13,525
5.231% due 09/25/2036	200	197
Morgan Stanley Home Equity Loans
5.181% due 04/25/2036	8,006	7,978
5.181% due 12/25/2036	30,817	30,616
5.211% due 12/25/2035	1,973	1,963
Morgan Stanley IXIS Real Estate Capital Trust
5.181% due 11/25/2036	128	127
5.241% due 11/25/2036	200	196
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	4,425	4,561
Nationstar Home Equity Loan Trust
5.191% due 03/25/2037	23,316	23,160
Nelnet Student Loan Trust
5.182% due 09/25/2012	321	322
5.210% due 12/24/2018	307	308
5.220% due 12/22/2014	3,505	3,503
5.370% due 01/26/2015	1,340	1,341
5.450% due 07/25/2016	3,675	3,678
5.450% due 10/25/2016	4,041	4,042
New Century Home Equity Loan Trust
5.191% due 05/25/2036	3,135	3,133
5.211% due 12/25/2035	834	834
5.401% due 09/25/2035	50,857	49,988
Newcastle Mortgage Securities Trust
5.201% due 03/25/2036	4,616	4,598
Nomura Asset Acceptance Corp.
5.271% due 01/25/2036	5,211	5,001
Nomura Home Equity Loan, Inc.
5.211% due 02/25/2036	1,936	1,931
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	228
Option One Mortgage Loan Trust
5.171% due 02/25/2037	4,826	4,807
5.201% due 01/25/2036	6,234	6,212
Ownit Mortgage Loan Asset-Backed Certificates
5.191% due 03/25/2037	7,774	7,751
Popular ABS Mortgage Pass-Through Trust
5.221% due 06/25/2047	43,969	43,490
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009	580	590
Quest Trust
5.561% due 12/25/2033	1,122	1,101
5.691% due 06/25/2034	130	130
Renaissance Home Equity Loan Trust
5.481% due 08/25/2032	502	499
5.491% due 11/25/2034	177	173
Residential Asset Mortgage Products, Inc.
5.201% due 05/25/2036	5,761	5,727
5.211% due 01/25/2036	314	313
5.261% due 09/25/2035	111	111
5.281% due 11/25/2035	525	524
Residential Asset Securities Corp.
5.171% due 06/25/2036	11,608	11,566
5.181% due 09/25/2036	20,754	20,652
5.191% due 04/25/2036	12,815	12,765
5.201% due 03/25/2036	2,524	2,522
5.201% due 04/25/2036	8,702	8,688
5.201% due 11/25/2036	67	66
5.211% due 01/25/2036	5,381	5,379
5.211% due 10/25/2036	24,559	24,402
5.221% due 01/25/2036	124	124
Residential Funding Mortgage Securities II, Inc.
5.231% due 12/25/2035	11,148	11,060
Residential Mortgage Loan Trust
7.062% due 09/25/2029	19	19
SACO I, Inc.
5.191% due 05/25/2036	11,247	10,932
5.351% due 06/25/2035	3,782	3,631
5.381% due 12/25/2035	343	335
Salomon Brothers Mortgage Securities VII, Inc.
5.411% due 09/25/2028	1,913	1,853
5.431% due 03/25/2032	975	968
Saxon Asset Securities Trust
5.191% due 03/25/2036	529	528
5.401% due 01/25/2032	3	3
5.651% due 08/25/2032	889	879
Securitized Asset-Backed Receivables LLC Trust
5.191% due 03/25/2036	10,788	10,730
5.191% due 12/25/2036	169	167
SLM Student Loan Trust
5.340% due 04/25/2014	72,170	72,189
5.350% due 10/25/2016	3,358	3,360
5.350% due 07/25/2017	6,362	6,358
5.350% due 10/25/2018	2,724	2,712
5.360% due 01/25/2016	6,968	6,970
5.370% due 01/26/2015	6,684	6,686
5.370% due 04/27/2015	4,452	4,453
Soundview Home Equity Loan Trust
5.161% due 07/25/2036	4,979	4,977
5.171% due 11/25/2036	590	589
5.181% due 10/25/2036	1,800	1,789
5.191% due 06/25/2036	6,845	6,836
5.251% due 03/25/2036	4,028	4,016
Specialty Underwriting & Residential Finance
5.161% due 06/25/2037	142	142
5.191% due 02/25/2037	7,032	6,989
5.211% due 12/25/2036	14,232	14,145
Structured Asset Investment Loan Trust
5.831% due 04/25/2033	2,194	2,137
Structured Asset Securities Corp.
4.900% due 04/25/2035	35,232	34,819
5.181% due 02/25/2036	4,994	4,975
5.211% due 01/25/2037	31,639	31,271
5.231% due 09/25/2035	646	646
5.421% due 01/25/2033	6,683	6,458
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	8,818	8,821
USAA Auto Owner Trust
5.310% due 03/16/2009	24	24
Washington Mutual Asset-Backed Certificates
5.181% due 01/25/2037	28,261	27,982
5.201% due 04/25/2036	6,127	6,115
Wells Fargo Home Equity Trust
5.251% due 12/25/2035	11,521	11,447
5.371% due 10/25/2035	196	195
5.371% due 11/25/2035	86,836	85,399
5.381% due 12/25/2035	135,729	131,162
WFS Financial Owner Trust
3.590% due 10/19/2009	6,367	6,336
WMC Mortgage Loan Pass-Through Certificates
6.432% due 05/15/2030	3,380	3,370
6.652% due 10/15/2029	1,562	1,555

Total Asset-Backed Securities (Cost $2,420,118)		2,374,349

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,537
Canada Mortgage & Housing Corp.
2.950% due 06/02/2008	50	49
4.800% due 10/01/2010	100	101
China Development Bank
5.000% due 10/15/2015	29,300	28,351
Hydro Quebec
5.195% due 09/29/2049	5,600	5,277
7.500% due 04/01/2016	150	174
Italy Government International Bond
3.250% due 05/15/2009	160	157
4.500% due 01/21/2015	150	145
5.375% due 06/15/2033	50	49
Korea Development Bank
4.750% due 07/20/2009	300	298
5.478% due 10/31/2008	100	100
Korea Highway Corp.
5.125% due 05/20/2015	100	97
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,721
Province of Manitoba Canada
7.750% due 07/17/2016	200	236
Province of New Brunswick Canada
5.200% due 02/21/2017	125	126
Province of Nova Scotia Canada
5.125% due 01/26/2017	150	151

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
Province of Ontario Canada
5.125% due 07/17/2012		$100	$102
5.500% due 10/01/2008		150	151
Province of Quebec Canada
5.000% due 07/17/2009		100	101
Republic of Korea
8.875% due 04/15/2008		50	51
Russia Government International Bond
8.250% due 03/31/2010		867	903
South Africa Government International Bond
5.875% due 05/30/2022		100	98
6.500% due 06/02/2014		27,000	28,485

Total Sovereign Issues (Cost $69,900)			71,460

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%

American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	39,676
Atlas Reinsurance PLC
8.172% due 01/10/2010		3,000	4,323
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,426
Bauhaus Securities Ltd.
4.565% due 10/30/2052		78	111
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2013	BRL	190,000	97,915
10.000% due 01/01/2017		1,518,624	761,613
Brazilian Government International Bond
10.250% due 01/10/2028		111,300	64,060
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		4,162,776	2,165,191
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	1,000,000	8,685
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	71,865
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,426
5.684% due 12/29/2049	GBP	16,400	30,585
Ford Motor Credit Co.
5.250% due 06/16/2008	EUR	15,000	10,722
6.750% due 01/14/2008		8,000	11,353
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,845
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,270
5.500% due 09/15/2067		151,800	211,015
HBOS PLC
4.875% due 03/29/2049		14,090	18,888
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (g)		40,718	57,811
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	7,537
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	39,912
Mexican Bonos
7.250% due 12/15/2016	MXN	275,000	24,092
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,842
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	82,126
Nordic Telephone Co. Holdings ApS
6.330% due 11/30/2013	EUR	11,308	15,833
6.580% due 11/30/2014		13,540	19,063
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	49,549
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	20,815
Pylon Ltd.
6.224% due 12/18/2008 (q)	EUR	250	359
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,670
1.795% due 12/31/2049		1,100,000	9,666

Total Foreign Currency-Denominated Issues (Cost $3,746,897)			3,895,244

SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 2.6%

Abbey National Treasury Services PLC
5.670% due 07/02/2008		$386,400	386,554
Bank of Ireland
5.400% due 01/15/2010		34,200	34,246
Barclays Bank PLC
5.281% due 03/17/2008		127,070	127,110
Calyon Financial, Inc.
5.340% due 01/16/2009		317,800	317,909
5.395% due 06/29/2010		43,140	43,183
Capital One Bank
5.619% due 02/23/2009		100,000	99,397
Capmark Bank
4.250% due 11/05/2019		100	99
Fortis Bank NY
5.265% due 04/28/2008		1,000	1,000
5.265% due 06/30/2008		304,730	304,840
5.300% due 09/30/2008		187,070	187,131
HSBC Bank USA N.A.
5.426% due 07/28/2008		74,800	74,907
Lehman Brothers Bank FSB
3.967% due 01/28/2016		100	98
Nordea Bank Finland PLC
5.308% due 05/28/2008		160,100	160,095
Nordea N.A., Inc.
5.308% due 04/09/2009		432,700	432,700
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		63,700	63,640
Skandinav Enskilda BK
5.340% due 08/21/2008		7,000	6,994
5.350% due 02/13/2009		238,460	238,162
Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		8,600	8,600
Societe Generale NY
5.079% due 03/26/2008		104,730	104,730
Unicredito Italiano NY
5.506% due 05/29/2008		141,400	141,306
5.621% due 12/03/2007		19,500	19,508

			2,752,209

COMMERCIAL PAPER 3.1%

ABN AMRO N.A. Finance
5.240% due 10/25/2007		10,700	10,663
Bank of America Corp.
5.230% due 11/06/2007		19,100	19,000
5.230% due 11/16/2007		33,400	33,177
5.230% due 11/20/2007		94,200	93,516
5.245% due 10/26/2007		2,200	2,192
5.250% due 10/02/2007		3,900	3,899
5.250% due 10/05/2007		12,500	12,493
5.260% due 11/08/2007		120,900	120,229
Bank of Ireland
5.250% due 10/26/2007		14,500	14,447
5.285% due 11/09/2007		114,600	113,944
Bank of Scotland PLC
5.050% due 01/28/2008		7,000	6,880
Barclays U.S. Funding Corp.
5.250% due 10/24/2007		250,900	250,058
5.250% due 11/02/2007		70,400	70,071
5.260% due 10/09/2007		2,000	1,998
5.260% due 11/06/2007		18,100	18,005
5.520% due 10/15/2007		15,600	15,566
Cox Communications, Inc.
6.002% due 01/15/2008		16,700	16,443
Dexia Delaware LLC
5.240% due 11/05/2007		21,200	21,092
DnB NORBank ASA
5.050% due 01/25/2008		7,300	7,178
5.080% due 01/04/2008		5,000	4,931
5.225% due 11/20/2007		800	794
Freddie Mac
4.000% due 10/01/2007		1,104,800	1,104,800
4.550% due 11/19/2007		400	397
4.680% due 10/05/2007		69,999	69,963
4.727% due 10/12/2007		2,100	2,097
5.119% due 10/03/2007		2,500	2,499
General Electric Capital Corp.
5.150% due 10/22/2007		500	498
5.155% due 02/29/2008		23,800	23,288
5.170% due 11/06/2007		28,200	28,054
5.240% due 10/31/2007		23,600	23,497
HBOS Treasury Services PLC
5.240% due 10/25/2007		3,300	3,288
5.245% due 10/17/2007		21,400	21,350
5.250% due 10/11/2007		10,900	10,884
5.250% due 10/16/2007		1,500	1,497
5.250% due 10/31/2007		2,300	2,290
5.250% due 11/01/2007		200	199
5.250% due 11/02/2007		57,400	57,132
5.250% due 11/05/2007		20,500	20,395
Intesa Funding LLC
5.180% due 10/01/2007		32,800	32,800
Nordea N.A., Inc.
5.240% due 11/09/2007		71,000	70,597
5.280% due 11/09/2007		1,600	1,591
Rabobank USA Financial Corp.
4.900% due 10/01/2007		25,700	25,700
5.000% due 10/01/2007		5,600	5,600
Santander Hispano Finance Delaware
5.190% due 01/28/2008		100,000	98,283
Societe Generale NY
5.210% due 11/05/2007		14,700	14,626
5.225% due 11/15/2007		11,000	10,928
5.245% due 10/17/2007		1,500	1,496
5.250% due 11/06/2007		5,100	5,073
Svenska Handelsbanken AB
5.100% due 12/19/2007		7,100	7,018
5.240% due 11/06/2007		6,900	6,864
5.250% due 11/08/2007		2,200	2,188
5.255% due 11/05/2007		383,500	381,541
5.540% due 10/15/2007		2,200	2,195
Swedbank AB
5.105% due 12/19/2007		7,400	7,314
5.410% due 10/18/2007		11,900	11,870
5.680% due 10/16/2007		11,900	11,872

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
UBS Finance Delaware LLC
4.750% due 10/01/2007	$22,900	$22,900
5.200% due 11/07/2007	32,485	32,311
5.225% due 11/14/2007	18,700	18,581
5.230% due 10/15/2007	4,600	4,591
5.240% due 10/12/2007	9,100	9,085
5.240% due 10/22/2007	2,100	2,094
5.245% due 10/26/2007	18,300	18,233
5.320% due 02/20/2008	22,100	21,652
5.500% due 10/15/2007	13,600	13,571
Unicredit Delaware, Inc.
5.125% due 12/20/2007	15,400	15,219
Unicredito Italiano SpA
5.185% due 11/27/2007	4,000	3,967
5.200% due 10/26/2007	1,000	996
5.500% due 10/15/2007	11,900	11,875
Westpac Banking Corp.
5.170% due 10/15/2007	800	798
5.225% due 11/13/2007	1,400	1,391
5.245% due 10/25/2007	16,000	15,944
5.250% due 11/02/2007	900	896
5.260% due 11/08/2007	10,600	10,541
Westpac Trust Securities NZ Ltd.
5.090% due 12/19/2007	159,250	157,401
5.210% due 10/19/2007	12,000	11,969
5.230% due 11/19/2007	1,500	1,489
5.240% due 10/23/2007	16,300	16,248
5.270% due 11/06/2007	1,400	1,393
5.410% due 12/18/2007	16,300	16,113

		3,315,518

Repurchase Agreements 0.6%

Fixed Income Clearing Corp.
4.400% due 10/01/2007 (Dated 09/28/2007. Collateralized by Fannie Mae 0.000%—5.150% due 11/21/2007—11/28/2007 valued at $35,289; Federal Agricultural Mortgage Corp. 0.000% due 12/28/2007 valued at $1,429; Federal Home Loan Bank 0.000%—4.125% due 10/19/2007 —12/19/2007 valued at $282,705; U.S. Treasury Bonds 7.500%—8.750% due 11/15/2016—05/15/2020 valued at $16,776; and U.S. Treasury Notes 4.000%—5.125% due 02/15/2014— 05/15/2016 valued at $179,711. Repurchase proceeds are $505,974.)	505,789	505,789
UBS Securities LLC
3.800% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2036 valued at $101,988. Repurchase proceeds are $100,032.)	100,000	100,000
3.900% due 10/01/2007 (Dated 09/28/2007. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2013 valued at $101,944. Repurchase proceeds are $100,032.)	100,000	100,000

		705,789

U.S. Treasury Bills 0.9%
3.893% due 11/29/2007 - 12/13/2007 (f)(g)(h)(i)(m)	$966,370	$956,657

Total Short-Term Instruments (Cost $7,732,574)		7,730,173

Purchased Options (o) 0.9% (Cost $489,167)		937,612
Total Investments (k) 106.6% (Cost $113,694,746)		$114,007,265
Written Options (p) (0.7%) (Premiums $522,940)		(736,862)
Other Assets and Liabilities (Net) (5.9%)		(6,361,507)

Net Assets 100.0%		$106,908,896

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only securities.
(c)	When-issued securities.
(d)	Principal only securities.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average rate.
(g)	Principal amount of security is adjusted for inflation.
(h)	Securities with an aggregate market value of $65,124 have been pledged as collateral for swap and swaption contracts on September 30, 2007.
(i)	Securities with an aggregate market value of $1,286 have been pledged as collateral for delayed-delivery securities on September 30, 2007.
(j)	Securities with an aggregate market value of $533,146 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2007.
(k)	As of September 30, 2007, portfolio securities with an aggregate value of $1,374,613 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(l)	The average amount of borrowing outstanding during the period ended September 30, 2007 was $2,961,534 at a weighted average interest rate of 5.45%. On September 30, 2007, securities valued at $3,895,247 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $769,853 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds October Futures	Long	10/2007	1,000	$375
90-Day Euribor June Futures	Short	06/2008	10,726	(668)
90-Day Euribor September Futures	Short	09/2008	163	(26)
90-Day Eurodollar December Futures	Long	12/2008	210,927	379,005
90-Day Eurodollar December Futures	Long	12/2009	358	750
90-Day Eurodollar June Futures	Long	06/2008	192,301	187,424
90-Day Eurodollar March Futures	Long	03/2008	71,493	38,154
90-Day Eurodollar March Futures	Long	03/2009	33,820	5,246
90-Day Eurodollar March Futures	Long	03/2010	358	703
90-Day Eurodollar September Futures	Long	09/2008	116,627	231,431
90-Day Eurodollar September Futures	Long	09/2009	358	802
90-Day Euroyen December Futures	Long	12/2007	19,678	4,227
U.S. Treasury 5-Year Note December Futures	Short	12/2007	347	(140)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3,222	3,390
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	16,055	26,416
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54,770	15,455
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	10,737	13,051
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	31,890	16,518
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	28,208	36,905
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	31,429	32,189

				$991,207

(n)	Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	$10,000	$(3)
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%	03/20/2008	11,000	(117)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008	2,500	35
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008	3,200	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009	5,000	12
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	(18)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(80)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170)%	06/20/2010	50,000	757
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	460
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011	10,700	(41)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435)%	12/20/2011	15,000	(22)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135)%	03/20/2012	10,000	24
Bank of America	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	52,000	3,065
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012	10,000	45
Bank of America	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	30,000	152
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014	10,600	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007	25,000	35
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	09/20/2008	25,000	429
Barclays Bank PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.190%	09/20/2008	29,200	(125)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	12,000	(14)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	29,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	9,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	800	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	4,440	(15)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	14,600	(45)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009	17,000	(51)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009	10,500	9
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011	15,000	110
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011	15,000	(126)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	15,000	170
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012	10,000	644
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012	10,600	39
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	10,000	95
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	4,100	280
Barclays Bank PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.920%	09/20/2012	5,000	107
Barclays Bank PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.920%	09/20/2012	5,000	72
Barclays Bank PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.920%	09/20/2012	5,000	85
Barclays Bank PLC	General Motors Corp. 7.125% due 7/15/2013	Sell	4.850%	12/20/2012	18,200	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013	20,900	713
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015	11,000	154
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015	8,000	33
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016	13,000	83
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009	5,000	(7)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010	10,000	(64)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011	10,600	47
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011	10,000	(115)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011	10,000	(75)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011	10,500	6
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011	5,300	3
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011	10,000	(54)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011	10,300	21
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011	10,000	23

Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	10,000	26
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	10,400	25
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	15,400	(105)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	8,200	(49)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170)%	06/20/2012	10,400	39
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	15,000	37
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	10,000	4
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	10,000	175
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	15,000	9
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	10,000	103
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	20,000	(209)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	9,800	40
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	20,000	109
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	10,000	37
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	9,500	404
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	10,000	(89)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	10,200	(88)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	10,000	(33)
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%	03/20/2008	10,000	(106)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	198
BNP Paribas Bank	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.830%	09/20/2012	7,000	122
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	15,000	172
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	12/20/2007	25,000	134
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008	10,000	3
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008	10,000	(3)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008	10,000	1
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008	10,000	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	25,000	393
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	14,000	14
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.360%	06/20/2012	104,000	(962)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.401%	06/20/2012	130,900	(980)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	0.415%	06/20/2012	100,000	(689)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	1.846%	06/20/2012	35,500	146
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.144%	06/20/2012	32,300	540
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Sell	2.179%	06/20/2012	22,600	411
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	15,000	46
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	10,000	683
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	10,200	151
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007	20,000	(51)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	14,400	(34)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%	03/20/2008	10,000	(50)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%	03/20/2008	10,000	(86)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	10,300	(7)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	167
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	(1)
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	2,200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	8,600	(21)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	10,000	29
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	227
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	379
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	178
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	10,000	(16)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	10,200	9
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	7,350	62
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	9,000	16
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	20,000	511
Credit Suisse First Boston	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	87,500	5,440

Credit Suisse First Boston	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.880%	09/20/2012	5,000	63
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	10,000	(179)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	706
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	14,400	(79)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007	100,000	(6)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008	200,000	(65)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008	100,000	(30)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	50,000	(52)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008	50,000	(165)
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	09/20/2008	15,000	106
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	17,000	(27)
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	9,800	(13)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	13,000	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	14,000	16
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430)%	12/20/2009	15,000	793
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	17,500	12
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	289
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	291
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	309
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	335
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	365
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	25,000	638
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	13,600	(3)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	10,000	263
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	785
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	7,500	85
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	8,000	(4)
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	20,000	317
Deutsche Bank AG	Chrysler Financial 9.360% due 08/03/2012	Sell	5.050%	09/20/2012	6,000	260
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	10,000	(12)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	3,500	221
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	10,000	666
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.850%	09/20/2012	10,000	701
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	09/20/2012	10,000	246
Deutsche Bank AG	Dow Jones CDX N.A. XO9 Index	Sell	2.450%	12/20/2012	21,500	43
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.010%	12/20/2012	10,000	3
Deutsche Bank AG	General Motors Corp. 7.125% due 07/15/2013	Sell	5.070%	12/20/2012	10,000	3
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	26,000	341
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	10,000	93
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	(3)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008	100,000	(38)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	35,000	(12)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	90,000	(30)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	77,000	33
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008	100,000	(64)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008	250,000	(86)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.250%	09/20/2008	90,000	83
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	50,000	235
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	50,000	456
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.950%	09/20/2009	25,000	383
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	379
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	374
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	5,800	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.700%	09/20/2012	10,000	648
Goldman Sachs & Co.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	5.850%	09/20/2012	12,800	898

Goldman Sachs & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.900%	09/20/2012	5,000	81
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.860%	12/20/2012	15,000	6
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	15,000	91
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	10,000	105
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	4,100	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	33,280	(21)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	47,600	37
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009	15,000	(5)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	18,000	(102)
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009	19,000	(9)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	31,000	(122)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	4,600	2
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	101,940	(10)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	60,000	(26)
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	09/20/2008	35,000	433
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	110
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	8,000	36
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	10,000	135
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	362
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	453
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	10,300	32
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	10,300	(40)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	12,500	(38)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	5,000	27
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	11,250	37
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	12,600	(10)
JPMorgan Chase & Co.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.530%	09/20/2012	359,600	3,190
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	10,000	619
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	8,000	533
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	12,000	188
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%	09/20/2012	20,000	322
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	(76)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	140
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016	22,400	(84)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	2,800	(1)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007	50,000	72
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(50)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	25,900	(62)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007	20,000	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	12/20/2007	25,000	134
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.350%	12/20/2007	36,600	206
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	250,000	(89)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%	03/20/2008	20,000	(216)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008	10,000	(57)
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008	10,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	37,000	398
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.500%	09/20/2008	20,000	295
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	370,000	15
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	3,500	(6)
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	29,000	(3)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	29,000	24
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	4,900	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	12,800	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	228
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.900%	09/20/2009	25,000	361

Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	40,000	1,268
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	279
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	10,600	47
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	374
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	10,500	26
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	5,600	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	840
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,018
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	44,300	(46)
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	10,300	19
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	20,000	101
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	03/20/2012	11,000	35
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100)%	03/20/2012	10,800	113
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	1.130%	09/20/2012	10,000	103
Lehman Brothers, Inc.	Citigroup, Inc. 6.500% due 01/18/2011	Sell	0.320%	09/20/2012	25,000	(13)
Lehman Brothers, Inc.	RH Donnelley Corp. 8.875% due 01/15/2016	Buy	(3.080)%	09/20/2012	5,000	(29)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	1,338
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	15,000	(60)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	25,000	334
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	35,000	(78)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	10,000	59
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	1,295
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	385
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	832
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	15,000	679
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	20,000	301
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	20,000	(82)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.450%	09/20/2008	25,000	117
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	09/20/2008	50,000	259
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.150%	09/20/2008	25,000	899
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120)%	01/20/2009	10,500	(10)
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009	25,000	(3,680)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200)%	03/20/2011	10,700	39
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130)%	12/20/2011	10,000	80
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	20,000	234
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	20,000	134
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.833%	06/20/2012	51,800	184
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	1.847%	06/20/2012	40,400	168
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.070%	06/20/2012	48,800	663
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	31,000	434
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.127%	06/20/2012	25,200	403
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	5,000	(10)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	5,100	316
Merrill Lynch & Co., Inc.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.000%	09/20/2012	10,000	73
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	14,100	6
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	42
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	661
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	10,000	33
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	15,000	70
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	19
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	13,500	441
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	5,000	87
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	(3)

Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	58,000	19
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007	47,800	62
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	15,000	(114)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	41,800	(46)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	1,400	(26)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	21,700	24
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008	43,000	(74)
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	23,580	(58)
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	14,300	(33)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,500	(6)
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190)%	03/20/2010	9,700	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	276
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	425
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	5,200	(59)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,018
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	50,000	(11)
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	44,400	2
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.080%	06/20/2012	7,600	107
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.140%	06/20/2012	65,700	1,087
Morgan Stanley	Dow Jones CDX N.A. HY8 Index	Sell	2.170%	06/20/2012	23,800	424
Morgan Stanley	Dow Jones CDX N.A. XO8 Index	Sell	1.400%	06/20/2012	17,400	1,067
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	10,000	(47)
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.850%	09/20/2012	25,000	458
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	5,000	40
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	1,693
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	5,000	(44)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	10,000	48
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	10,800	85
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	9,800	565
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	739
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	10,000	(83)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	11,500	47
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	39
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016	22,400	(114)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	9,600	57
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	6,000	162
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	40,000	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	0
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	56,200	(180)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	33,000	(64)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009	32,000	(110)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	18,000	73
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165)%	03/20/2011	11,000	42
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	15,000	861
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	6,200	8
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160)%	09/20/2011	10,500	5
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	10,300	56
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	5,100	48
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	44,300	205
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	50,000	270
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	24,270	(157)
Royal Bank of Scotland Group PLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.740%	09/20/2012	10,000	(67)
Royal Bank of Scotland Group PLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.580%	09/20/2012	10,000	63
Royal Bank of Scotland Group PLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%	09/20/2012	10,000	(58)
Royal Bank of Scotland Group PLC	Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Sell	0.590%	09/20/2012	10,000	(2)
Royal Bank of Scotland Group PLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.590%	09/20/2012	10,000	24
Royal Bank of Scotland Group PLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	12/20/2012	10,000	3

Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	12,400	(25)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	10,000	(188)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	15,000	248
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	12,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(50)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	30,000	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007	20,000	(3)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.600%	09/20/2008	3,800	60
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.600%	09/20/2009	25,000	228
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	424
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	138
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	10,000	474
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	509
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	751
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	10,000	183
UBS Warburg LLC	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.900%	09/20/2012	5,000	103
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	4.900%	12/20/2012	34,900	14
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	35,000	612

						$55,255

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009	AUD	764,000	$(394)
Citibank N.A.	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		1,528,000	(929)
Deutsche Bank AG	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		764,000	(502)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	03/20/2013		352,100	(1,758)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.500%	03/20/2018		483,800	3,740
UBS Warburg LLC	3-Month Australian Bank Bill	Pay	7.000%	09/15/2009		216,300	(168)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	(760)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	(63)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	71
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	(128)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,527
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	5,452
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	(147)
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	4,378
UBS Warburg LLC	BRL-CDI-Compounded	Pay	10.575%	01/02/2012		214,800	1,377
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,062
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(1,868)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(266)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,212
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(498)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(1,993)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,234)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(534)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(585)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,325
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	1,778
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	4,042
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(5,134)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)

Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	92,900	8,126
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	258,300	40,448
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	100,500	(488)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	417,800	864
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	863,700	(4,951)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,493,700	32,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/18/2009	1,675,000	5,796
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	12/19/2009	188,200	4,851
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	03/20/2010	300,000	824
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	166,100	(5,445)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	12/19/2037	24,000	(1,776)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	03/20/2038	36,100	768
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	387,000	(1,231)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	325,000	(13,782)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	214,800	29,310
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	130,500	(5,528)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	154,700	(6,577)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	54,200	4,861
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	2,500,000	29,507
Morgan Stanley	6-Month GBP-LIBOR	Pay	6.000%	09/18/2009	500,000	1,900
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	385,600	157
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	396,000	(3,794)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	626,300	7,794
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036	359,300	55,529
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	41,900	(1,720)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009	250,000	(10,647)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN 190,000	443
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	814,300	492
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	921,900	(680)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	614,000	(711)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	488,500	199
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016	483,200	1,627
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	$13,700	(47)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	333,600	(2,018)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	112,000	(689)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	168
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	162,900	(289)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	89,330	(3,469)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	233,600	(2,439)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	375,200	(2,506)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	287,970	17,902
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	1,000,000	2,636
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	167,700	(1,758)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	30,800	2,038
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	407,800	(1,908)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,095,000	(35,024)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2027	937,000	26,268
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(3,121)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	112,600	7,421
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,568

						$182,424

(o)	Purchased options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	92.250	09/15/2008	128	1	0

				$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	$733,600	$2,843	$7,461
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	90,528
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,429,000	40,690	74,405
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	3,510
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	3,155,000	23,662	42,432
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	9,078
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	46,786
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	60,629
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	12,079,200	43,039	106,626
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	7,184
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	20,022
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	72,391
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	15,850,200	89,132	125,123
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,753,400	18,342	41,960
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	8,900,700	31,380	78,723
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	5,655,400	16,193	64,334
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.200%	02/02/2009	4,526,000	39,603	60,871

							$465,838	$912,063

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$278,000	$11,664	$12,745
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	12,804

					$23,327	$25,549

(p)	Written options outstanding on September 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call—CBOT U.S. Treasury 5-Year Note December Futures	$108.000	11/20/2007	38,677	$16,397	$13,900
Call—CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/20/2007	70,477	30,181	26,429
Call—CME 90-Day Eurodollar March Futures	95.750	03/17/2008	7,894	5,370	3,256
Put—CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2007	12,528	3,436	2,740

				$55,384	$46,325

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	$319,000	$2,855	$5,239
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	65,514
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,666,900	41,140	59,092
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,520
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,372,000	23,592	38,438
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	6,458
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	32,848
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	42,648
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	5,253,400	43,835	84,659
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,348	4,912
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	13,530
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	50,817
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,889,100	61,585	63,147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,981,000	24,366	27,794
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,070,900	18,391	33,372
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	2,935,300	30,220	54,756
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,885,200	15,856	44,990
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.450%	02/02/2009	1,968,000	37,589	55,135

							$460,111	$685,869

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	$272,000	$1,338	$1,666
Put - OTC Dow Jones CDX N.A. IG8 Index	JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	272,000	1,338	268
Call - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	0.700%	12/20/2007	384,000	1,788	2,353
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	1.000%	12/20/2007	384,000	2,084	379
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.940%	12/20/2007	60,000	897	2

							$7,445	$4,668

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(q)	Restricted securities as of September 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$403	$395	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	702	695	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	142	139	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	17	17	0.00%
Pylon Ltd.	6.224%	12/18/2008	07/17/2007	346	359	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,637	35,583	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	12	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	706	702	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,732	2,767	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	100	99	0.00%
				$36,610	$40,768	0.04%

(r)	Short sales outstanding on September 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Fannie Mae	5.000%	10/01/2037	$166,400	$160,458	$158,730
Fannie Mae	6.500%	10/01/2037	1,097,400	1,120,770	1,117,512
Freddie Mac	5.000%	10/01/2037	51,000	49,227	48,649
Freddie Mac	6.500%	10/01/2037	15,000	15,265	15,284
U.S. Treasury Notes	4.500%	05/15/2017	2,593,800	2,590,219	2,631,664
U.S. Treasury Notes	4.625%	02/15/2017	342,075	342,630	346,983

				$4,278,569	$4,318,822

(3)	Market value includes $54,867 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(3)	$(3)
Buy	AUD	376,590	10/2007	15,294	0	15,294
Sell		3,970	10/2007	0	(80)	(80)
Buy	BRL	3,316,136	10/2007	197,587	0	197,587
Sell		3,316,136	10/2007	0	(63,264)	(63,264)
Buy		2,139,986	11/2007	30,789	0	30,789
Buy		1,627,235	03/2008	68,455	0	68,455
Buy		707,437	07/2008	14,835	0	14,835
Buy	CAD	301,817	11/2007	3,419	0	3,419
Sell		49,900	11/2007	0	(338)	(338)
Buy	CNY	1,094,415	10/2007	3,296	0	3,296
Sell		1,094,415	10/2007	0	(708)	(708)
Buy		1,578,074	11/2007	2,588	0	2,588
Sell		1,578,074	11/2007	23	(1,227)	(1,204)
Buy		744,295	01/2008	35	(45)	(10)
Sell		744,295	01/2008	0	(793)	(793)
Buy	EUR	190,838	10/2007	3,237	0	3,237
Sell		555,630	10/2007	0	(33,304)	(33,304)
Sell	GBP	445,291	11/2007	0	(13,591)	(13,591)
Buy	IDR	692,194,000	05/2008	0	(3,926)	(3,926)
Buy	INR	5,294,917	10/2007	4,128	0	4,128

Sell		5,294,917	10/2007	0	(5,335)	(5,335)
Buy		730,634	11/2007	479	0	479
Buy		8,649,218	05/2008	9,748	0	9,748
Buy	JPY	93,401,170	10/2007	17,092	0	17,092
Sell		104,340,000	10/2007	2,476	0	2,476
Buy	KRW	140,597,559	01/2008	0	(190)	(190)
Buy		40,709,003	05/2008	682	0	682
Buy		120,086,522	08/2008	2,151	0	2,151
Buy	KWD	4,708	05/2008	411	0	411
Buy	MXN	1,207,928	03/2008	9	(741)	(732)
Buy		3,692,579	07/2008	3,748	(5)	3,743
Buy	MYR	987,961	05/2008	155	(4,394)	(4,239)
Buy	NZD	49,325	10/2007	3,148	0	3,148
Sell		58,583	10/2007	0	(666)	(666)
Buy	PHP	3,971,739	05/2008	982	0	982
Buy	PLN	506,394	03/2008	14,876	0	14,876
Buy	RUB	3,923,577	11/2007	8,365	0	8,365
Buy		6,340,037	12/2007	12,228	0	12,228
Buy		5,938,145	01/2008	6,857	0	6,857
Buy		4,132,087	07/2008	1,073	0	1,073
Sell		171,720	07/2008	0	(117)	(117)
Buy	SAR	61,710	05/2008	27	0	27
Buy	SEK	400,798	12/2007	4,118	0	4,118
Buy	SGD	413,475	10/2007	7,092	0	7,092
Sell		365,764	10/2007	0	(5,107)	(5,107)
Buy		355,372	02/2008	2,873	0	2,873
Buy		417,353	05/2008	5,881	0	5,881
Buy	ZAR	68,442	07/2008	400	0	400

				$448,557	$(133,834)	$314,723

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer of PIMCO Funds (the “Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Code of Ethics—Not applicable for Semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: December 10, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 10, 2007